UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-2652

Name of Registrant:	Vanguard Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2007 - June 30, 2007

Item 1:	Reports to Shareholders

Vanguard® 500 Index Fund

> Semiannual Report

June 30, 2007

>	During the fiscal half-year ended June 30, 2007, Vanguard 500 Index Fund returned 6.9%, closely tracking the performance of its benchmark.

>	Every sector contributed to the fund’s overall returns except for financials, which produced a slight loss.

>	The benchmark S&P 500 Index climbed to its first new highs since 2000, although it pulled back somewhat by the end of the period.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Fund Profile	6
Performance Summary	7
Financial Statements	8
About Your Fund’s Expenses	23
Trustees Approve Advisory Arrangement	25
Glossary	26

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended June 30, 2007
	Ticker	Total
	Symbol	Returns
Vanguard 500 Index Fund
Investor Shares	VFINX	6.9%
Admiral™ Shares1	VFIAX	6.9
Signal™ Shares2	VIFSX	6.9
S&P 500 Index		7.0
Average Large-Cap Core Fund3		6.9

Your Fund’s Performance at a Glance
December 31, 2006–June 30, 2007
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard 500 Index Fund
Investor Shares	$130.59	$138.42	$1.120	$0.000
Admiral Shares	130.59	138.43	1.174	0.000
Signal Shares	107.86	114.34	0.966	0.000

1 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2 Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

3 Derived from data provided by Lipper Inc.

1

Chairman’s Letter

Dear Shareholder,

For the six months ended June 30, 2007, Vanguard 500 Index Fund delivered a return of 6.9%. The fund met its goal of tracking the return of its benchmark during a period of generally steady stock-market growth. Your fund’s result also matched the average return of large-cap core funds.

The stock market’s ascent was driven by global liquidity

The broad U.S. stock market notched impressive gains in the year’s first half, when an abundance of cash drove record numbers of mergers and acquisitions around the globe. The gains came amid increased volatility. In February, markets worldwide fell sharply following a sell-off in China, only to recover quickly and continue upward. The six-month period closed with two dips in June, owing to fears of accelerating inflation and slowing economic growth.

The best performers in the U.S. market were the so-called mega-caps—broadly diversified companies that are well-positioned to thrive during periods of economic transition. International stocks, particularly those in emerging markets, outperformed U.S. equities. The dollar slid against the euro and the British pound, further enhancing gains for Americans investing abroad.

2

Bond investors were hobbled by a shift in sentiment

The relationship between yield and maturity returned to normal during the half-year, as yields of intermediate- and longer-term bonds moved higher than short-term yields. The accompanying drop in prices was steepest for long-term and intermediate-term bonds.

Earlier in the year, bond yields seemed to reflect an assumption that the Federal Reserve Board might cut interest rates in response to weaker economic growth. As the year progressed, inflationary pressures and economic growth looked more substantial, producing a change in market sentiment, which resulted in higher yields and lower prices.

The broad taxable bond market returned 1.0% for the period, while municipal bonds posted a return of 0.1%. The Citigroup 3-Month Treasury Bill Index—a proxy for money market yields—returned 2.5% for the half-year.

Most of the fund’s gain came during the second quarter

The 500 Index Fund closely tracked the performance of its benchmark throughout the half-year, increasing modestly in the first quarter (by less than 1%) and robustly in the second quarter. The period included new highs for the S&P 500 Index, as it edged past its March 2000 peak.

The half-year ended, however, on a down note. The index and the fund declined in June as investors grew concerned about

Market Barometer
			Total Returns
		Periods Ended June 30, 2007
	Six Months	One Year	Five Years1
Stocks
Russell 1000 Index (Large-caps)	7.2%	20.4%	11.3%
Russell 2000 Index (Small-caps)	6.4	16.4	13.9
Dow Jones Wilshire 5000 Index (Entire market)	7.6	20.4	12.0
MSCI All Country World Index ex USA (International)	12.6	30.1	19.9

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	1.0%	6.1%	4.5%
Lehman Municipal Bond Index	0.1	4.7	4.6
Citigroup 3-Month Treasury Bill Index	2.5	5.1	2.7

CPI
Consumer Price Index	3.2%	2.7%	3.0%

1. Annualized.

3

signs of global inflationary pressures and the broader impact of the U.S. housing industry’s downturn. Almost all of the economic sectors represented in the fund—with the exception being financials—contributed to the 6.9% return for the period. The biggest boosts came from the energy, information technology, and industrials sectors, which together represent more than one-third of the index capitalization.

Reflecting growing demand and higher prices for oil, the energy sector returned 17%. Big oil firms, such as ExxonMobil and Chevron, and oil-field service company Schlumberger were standout performers. The IT sector outpaced the broad market with a 9% return, which, combined with its large weighting (15% of assets on average), made it the second-largest contributor to the fund’s performance. Computer maker Apple and semiconductor manufacturer Intel were bright spots among the sector’s stocks.

Financials, the index’s largest sector, fell –1%, holding back returns for the period. The largest declines were posted by diversified commercial banks, such as Citigroup and Bank of America. Rising interest rates created a headwind for companies in this industry as the yield on the benchmark 10-year U.S. Treasury bond increased from 4.7% to slightly over 5% over the six months. Investors continued to be concerned about how the troubles in the subprime mortgage market and among

Annualized Expense Ratios[1]
Your fund compared with its peer group
				Average
	Investor	Admiral	Signal	Large-Cap
	Shares	Shares	Shares	Core Fund
500 Index Fund	0.16%	0.08%	0.08%	1.35%

1.Fund expense ratios reflect the six months ended June 30, 2007. Peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2006.

4

some hedge funds might affect the market in general and the financial sector in particular.

For effective investing, stick to basic principles

During the half-year ended June 30, your fund did its job: Its performance nearly matched that of its index. The difference reflected expenses, which of course a benchmark doesn‘t have. For the 12 months ended June 30, the fund returned a bit more than 20%.

Whether these handsome recent returns will persist in the near term is anyone’s guess, but you can be sure that they will not last indefinitely. As we continually remind shareholders, however, overfocusing on short-term returns actually takes your eye off the ball. When you adopt a long-term perspective, the market’s month-to-month ups and downs loom less large, and you can assess your investments more effectively.

We believe that the 500 Index Fund offers a combination of investment characteristics that can make it a wise investment for the long term. The fund provides comprehensive exposure to of the broad U.S. stock market through diverse group of stocks—offering a chance to participate in the long-term growth of the economy. Further, the has provided an especially efficient of gaining this exposure because of its historically low expenses and its low turnover, which can mitigate tax impact in nonretirement accounts.

Thank you, as always, for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

July 12, 2007

5

Fund Profile

As of June 30, 2007

Portfolio Characteristics
		Target
	Fund	Index1
Number of Stocks	507	500
Median Market Cap	$59.9B	$59.9B
Price/Earnings Ratio	17.1x	17.1x
Price/Book Ratio	2.9x	2.9x
Yield		1.8%
Investor Shares	1.7%
Admiral Shares	1.8%
Signal Shares	1.8%
Return on Equity	19.4%	19.4%
Earnings Growth Rate	20.9%	20.9%
Foreign Holdings	0.0%	0.0%
Turnover Rate	4%2	—
Expense Ratio		—
Investor Shares	0.16%2
Admiral Shares	0.08%2
Signal Shares	0.08%2
Short-Term Reserves	0%	—

Sector Diversification (% of portfolio)
		Target
	Fund	Index1
Consumer Discretionary	10%	10%
Consumer Staples	9	9
Energy	11	11
Financials	21	21
Health Care	12	12
Industrials	11	11
Information Technology	15	15
Materials	3	3
Telecommunication Services	4	4
Utilities	4	4

Volatility Measures[3]
Fund Versus
Target Index[1]
R-Squared	1.00
Beta	1.00

Ten Largest Holdings4 (% of total net assets)

ExxonMobil Corp.	integrated oil
	and gas	3.5%
General Electric Co.	industrial
	conglomerates	2.9
AT&T Inc.	integrated
	telecommunication
	services	1.9
Citigroup, Inc.	diversified
	financial services	1.9
Microsoft Corp.	systems software	1.9
Bank of America Corp.	diversified
	financial services	1.6
The Procter & Gamble Co.	household products	1.4
American International
Group, Inc.	multi-line insurance	1.4
Chevron Corp.	integrated oil
	and gas	1.4
Pfizer Inc.	pharmaceuticals	1.3
Top Ten		19.2%

Investment Focus

1 S&P 500 Index.

2 Annualized.

3 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 26.

4 Ten Largest Holdings” excludes any temporary cash investments and equity index products.

6

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1996–June 30, 2007

Average Annual Total Returns: Periods Ended June 30, 2007

	Inception Date	One Year	Five Years	Ten Years
Investor Shares[2]	8/31/1976	20.41%	10.58%	7.05%
Admiral Shares	11/13/2000	20.51	10.67	3.323
Signal Shares	9/29/2006	14.073	—	—

1 Six months ended June 30, 2007

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Return since inception

Note: See Financial Highlights tables on pages 17–19 for dividend and capital gains information.

7

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (10.2%)
*	Comcast Corp. Class A	29,216,939	821,580
	Time Warner, Inc.	35,722,757	751,607
	Home Depot, Inc.	18,629,595	733,075
	The Walt Disney Co.	18,700,176	638,424
	McDonald’s Corp.	11,266,385	571,882
	Target Corp.	8,035,331	511,047
	News Corp., Class A	21,970,408	465,992
	Lowe’s Cos., Inc.	14,202,729	435,882
*	Viacom Inc. Class B	6,431,489	267,743
	CBS Corp.	6,841,175	227,948
	The McGraw-Hill Cos., Inc.	3,238,690	220,490
*	Kohl’s Corp.	3,044,537	216,253
	Johnson Controls, Inc.	1,861,860	215,548
	NIKE, Inc. Class B	3,577,738	208,546
	Carnival Corp.	4,174,835	203,607
	General Motors Corp.	5,338,801	201,807
*	Amazon.com, Inc.	2,934,855	200,774
*	Starbucks Corp.	6,990,526	183,431
	Best Buy Co., Inc.	3,820,108	178,284
	Clear Channel
	Communications, Inc.	4,684,089	177,152
	Macy’s Inc.	4,337,346	172,540
*	DIRECTV Group, Inc.	7,275,573	168,138
	Ford Motor Co.	17,742,559	167,135
*	Coach, Inc.	3,502,332	165,976
	Omnicom Group Inc.	3,121,684	165,200
	Yum! Brands, Inc.	4,942,952	161,733
	Staples, Inc.	6,749,410	160,163
	J.C. Penney Co., Inc.
	(Holding Co.)	2,123,014	153,664
	Harrah’s
	Entertainment, Inc.	1,761,689	150,202
	Harley-Davidson, Inc.	2,430,472	144,880
	Starwood Hotels &
	Resorts Worldwide, Inc.	2,029,873	136,144
	Marriott International, Inc.
	Class A	3,099,647	134,029
*	Sears Holdings Corp.	777,018	131,705

			Market
			Value•
		Shares	($000)
	International
	Game Technology	3,137,172	124,546
	Hilton Hotels Corp.	3,677,949	123,101
	Gannett Co., Inc.	2,214,469	121,685
	Fortune Brands, Inc.	1,441,517	118,738
	TJX Cos., Inc.	4,292,498	118,044
	Nordstrom, Inc.	2,118,116	108,278
	The Gap, Inc.	5,003,080	95,559
	Mattel, Inc.	3,711,805	93,872
*	Bed Bath & Beyond, Inc.	2,584,613	93,020
	Limited Brands, Inc.	3,229,530	88,651
	Whirlpool Corp.	744,658	82,806
	Genuine Parts Co.	1,607,739	79,744
*	Office Depot, Inc.	2,609,081	79,055
	Newell Rubbermaid, Inc.	2,631,871	77,456
*	Apollo Group, Inc. Class A	1,320,594	77,162
	VF Corp.	840,754	76,996
	^Eastman Kodak Co.	2,714,820	75,553
	Harman International
	Industries, Inc.	615,129	71,847
*	IAC/InterActiveCorp	2,061,885	71,362
	H & R Block, Inc.	3,047,371	71,217
	Sherwin-Williams Co.	1,032,968	68,661
	Tiffany & Co.	1,290,318	68,464
*	The Goodyear Tire &
	Rubber Co.	1,946,817	67,671
	Dollar General Corp.	2,972,370	65,154
*	Wyndham
	Worldwide Corp.	1,722,449	62,456
*	AutoZone Inc.	451,358	61,665
	Abercrombie & Fitch Co.	833,874	60,856
	Darden Restaurants Inc.	1,335,820	58,763
	Polo Ralph Lauren Corp.	579,004	56,806
	Black & Decker Corp.	623,370	55,050
	D. R. Horton, Inc.	2,582,105	51,461
*	Interpublic Group
	of Cos., Inc.	4,430,425	50,507
	Family Dollar Stores, Inc.	1,424,037	48,873
	Lennar Corp. Class A	1,315,603	48,098
	The Stanley Works	787,908	47,826
	Hasbro, Inc.	1,503,957	47,239

8

			Market
			Value•
		Shares	($000)
	Centex Corp.	1,128,609	45,257
	Pulte Homes, Inc.	2,007,435	45,067
	RadioShack Corp.	1,280,135	42,424
	Liz Claiborne, Inc.	987,709	36,842
	Leggett & Platt, Inc.	1,667,665	36,772
	E.W. Scripps Co. Class A	783,202	35,784
	Dow Jones & Co., Inc.	614,068	35,278
	^New York Times Co.
	Class A	1,352,756	34,360
*	AutoNation, Inc.	1,427,596	32,035
	Wendy’s International, Inc.	824,457	30,299
*	Big Lots Inc.	1,027,285	30,223
	Jones Apparel Group, Inc.	1,029,019	29,070
	KB Home	722,603	28,449
	OfficeMax, Inc.	711,926	27,979
	Brunswick Corp.	852,880	27,829
	Snap-On Inc.	547,773	27,668
	Tribune Co.	798,494	23,476
	Meredith Corp.	366,234	22,560
	Dillard’s Inc.	569,322	20,456
	Circuit City Stores, Inc.	1,306,698	19,705
*	Comcast Corp. Special
	Class A	150,777	4,216
*	Viacom Inc. Class A	71,693	2,982
	CBS Corp. Class A	71,693	2,390
	News Corp., Class B	9,800	225
			12,852,169
Consumer Staples (9.3%)
	The Procter & Gamble Co.	29,715,738	1,818,306
	Altria Group, Inc.	19,847,909	1,392,132
	Wal-Mart Stores, Inc.	22,876,487	1,100,588
	PepsiCo, Inc.	15,371,834	996,863
	The Coca-Cola Co.	18,964,023	992,008
	Kraft Foods Inc.	15,137,630	533,601
	CVS/Caremark Corp.	14,565,551	530,914
	Walgreen Co.	9,444,569	411,217
	Anheuser-Busch Cos., Inc.	7,169,996	373,987
	Colgate-Palmolive Co.	4,826,793	313,018
	Kimberly-Clark Corp.	4,304,429	287,923
	Costco Wholesale Corp.	4,214,836	246,652
	Archer-Daniels-Midland Co.	6,159,649	203,823
	Sysco Corp.	5,831,501	192,381
	General Mills, Inc.	3,268,514	190,947
	The Kroger Co.	6,680,823	187,932
	Avon Products, Inc.	4,141,343	152,194
	H.J. Heinz Co.	3,065,486	145,519
	Safeway, Inc.	4,167,277	141,812
	ConAgra Foods, Inc.	4,700,295	126,250
	Kellogg Co.	2,363,795	122,421
	Sara Lee Corp.	6,932,030	120,617
	^Reynolds American Inc.	1,612,815	105,156
	SuperValu Inc.	1,961,044	90,836
	Wm. Wrigley Jr. Co.	1,618,571	89,523
	The Clorox Co.	1,432,057	88,931
	The Hershey Co.	1,617,715	81,889
	UST, Inc.	1,509,704	81,086

			Market
			Value•
		Shares	($000)
	Campbell Soup Co.	2,047,453	79,462
	Coca-Cola Enterprises, Inc.	2,635,728	63,257
	Tyson Foods, Inc.	2,388,706	55,036
	Brown-Forman Corp.
	Class B	744,612	54,416
	^Whole Foods Market, Inc.	1,335,746	51,159
	The Estee Lauder
	Cos. Inc. Class A	1,114,794	50,734
	McCormick & Co., Inc.	1,223,932	46,730
*	Constellation Brands, Inc.
	Class A	1,825,403	44,321
	The Pepsi Bottling
	Group, Inc.	1,235,895	41,625
	Molson Coors
	Brewing Co. Class B	447,423	41,369
	Dean Foods Co.	1,228,396	39,149
	Wm. Wrigley Jr. Co.
	Class B	415,980	22,879
			11,708,663
Energy (10.7%)
	ExxonMobil Corp.	53,160,102	4,459,069
	Chevron Corp.	20,281,949	1,708,551
	ConocoPhillips Co.	15,423,472	1,210,743
	Schlumberger Ltd.	11,121,816	944,687
	Occidental
	Petroleum Corp.	7,868,484	455,428
	Marathon Oil Corp.	6,473,206	388,133
	Valero Energy Corp.	5,180,710	382,647
	Devon Energy Corp.	4,197,569	328,628
	Halliburton Co.	8,625,710	297,587
*	Transocean Inc.	2,719,198	288,181
	Apache Corp.	3,125,077	254,975
	Baker Hughes, Inc.	3,022,855	254,313
	Anadarko
	Petroleum Corp.	4,377,924	227,608
	XTO Energy, Inc.	3,617,673	217,422
	Williams Cos., Inc.	5,651,274	178,693
*	Weatherford
	International Ltd.	3,183,033	175,831
*	National Oilwell Varco Inc.	1,676,033	174,710
	EOG Resources, Inc.	2,308,129	168,632
	Spectra Energy Corp.	5,962,373	154,783
	Hess Corp.	2,574,909	151,817
	Chesapeake Energy Corp.	3,864,007	133,695
	Noble Corp.	1,264,487	123,313
	Peabody Energy Corp.	2,500,389	120,969
	El Paso Corp.	6,607,978	113,855
	Smith International, Inc.	1,891,783	110,934
	Murphy Oil Corp.	1,775,229	105,520
	Sunoco, Inc.	1,146,006	91,314
*	Nabors Industries, Inc.	2,656,631	88,678
	ENSCO International, Inc.	1,406,847	85,832
	CONSOL Energy, Inc.	1,715,486	79,101
	BJ Services Co.	2,768,096	78,725
	Rowan Cos., Inc.	1,045,498	42,845
			13,597,219

9

		Market
		Value•
	Shares	($000)
Financials (20.8%)
Citigroup, Inc.	46,678,587	2,394,145
Bank of America Corp.	41,878,381	2,047,434
American International
Group, Inc.	24,481,277	1,714,424
JPMorgan Chase & Co.	32,237,244	1,561,894
Wells Fargo & Co.	31,516,570	1,108,438
Wachovia Corp.	18,055,959	925,368
The Goldman Sachs
Group, Inc.	3,854,656	835,497
Morgan Stanley	9,945,712	834,246
Merrill Lynch & Co., Inc.	8,217,601	686,827
American Express Co.	11,216,642	686,234
Fannie Mae	9,182,392	599,886
U.S. Bancorp	16,407,947	540,642
MetLife, Inc.	6,998,409	451,257
Prudential Financial, Inc.	4,412,611	429,038
Freddie Mac	6,242,743	378,935
Lehman Brothers
Holdings, Inc.	5,026,161	374,550
Washington Mutual, Inc.	8,389,627	357,734
The Allstate Corp.	5,731,962	352,573
The Travelers Cos., Inc.	6,265,985	335,230
Capital One Financial Corp.	3,899,588	305,884
The Bank of
New York Co., Inc.	7,133,801	295,625
The Hartford Financial
Services Group Inc.	2,988,223	294,370
SunTrust Banks, Inc.	3,365,355	288,546
AFLAC Inc.	4,615,874	237,256
PNC Financial
Services Group	3,254,898	232,986
State Street Corp.	3,383,957	231,463
SLM Corp.	3,882,358	223,546
Regions Financial Corp.	6,650,178	220,121
Loews Corp.	4,206,269	214,436
BB&T Corp.	5,120,004	208,282
Fifth Third Bancorp	5,190,910	206,442
Franklin Resources Corp.	1,554,721	205,954
The Chubb Corp.	3,788,660	205,118
Countrywide
Financial Corp.	5,599,678	203,548
Simon Property
Group, Inc. REIT	2,107,972	196,126
Charles Schwab Corp.	9,548,395	195,933
ACE Ltd.	3,072,189	192,073
Lincoln National Corp.	2,555,165	181,289
National City Corp.	5,433,356	181,039
The Chicago
Mercantile Exchange	335,085	179,056
Mellon Financial Corp.	3,928,766	172,866
Progressive Corp. of Ohio	6,947,508	166,254
Marsh & McLennan
Cos., Inc.	5,241,369	161,853
Bear Stearns Co., Inc.	1,123,204	157,249
XL Capital Ltd. Class A	1,754,720	147,905

			Market
			Value•
		Shares	($000)
	The Principal Financial
	Group, Inc.	2,527,020	147,300
	Ameriprise Financial, Inc.	2,219,973	141,124
	ProLogis REIT	2,421,422	137,779
	Genworth Financial Inc.	3,947,726	135,802
	Vornado Realty Trust REIT	1,232,397	135,366
	Moody’s Corp.	2,170,333	134,995
	T. Rowe Price Group Inc.	2,506,570	130,066
	KeyCorp	3,701,997	127,090
	Equity Residential REIT	2,743,659	125,193
	Archstone-Smith
	Trust REIT	2,103,592	124,343
	Legg Mason Inc.	1,240,942	122,084
	Aon Corp.	2,770,690	118,059
	Marshall & Ilsley Corp.	2,445,120	116,461
	Boston
	Properties, Inc. REIT	1,122,989	114,691
	Northern Trust Corp.	1,780,574	114,384
	Host Hotels &
	Resorts Inc. REIT	4,926,477	113,900
	CIT Group Inc.	1,809,743	99,228
	Synovus Financial Corp.	3,085,631	94,729
	Avalonbay
	Communities, Inc. REIT	751,526	89,341
*	E*TRADE Financial Corp.	4,028,162	88,982
	Public Storage, Inc. REIT	1,158,283	88,979
	Comerica, Inc.	1,471,600	87,516
	Compass Bancshares Inc.	1,242,851	85,732
	Unum Group	3,234,952	84,465
	Ambac Financial
	Group, Inc.	961,864	83,865
	Kimco Realty Corp. REIT	2,140,355	81,483
	Zions Bancorp	1,037,983	79,831
	Huntington
	Bancshares Inc.	3,450,273	78,459
	MBIA, Inc.	1,234,309	76,799
	M & T Bank Corp.	714,959	76,429
	Sovereign Bancorp, Inc.	3,407,612	72,037
	Cincinnati Financial Corp.	1,620,084	70,312
	Plum Creek
	Timber Co. Inc. REIT	1,665,875	69,400
	Commerce Bancorp, Inc.	1,808,298	66,889
*	CB Richard Ellis Group, Inc.	1,769,314	64,580
	General Growth
	Properties Inc. REIT	1,214,192	64,291
	Safeco Corp.	1,003,284	62,464
	Developers Diversified
	Realty Corp. REIT	1,180,574	62,228
	Torchmark Corp.	902,345	60,457
	Hudson City Bancorp, Inc.	4,578,085	55,944
	Assurant, Inc.	937,579	55,242
	Janus Capital Group Inc.	1,751,780	48,770
	First Horizon National Corp.	1,188,169	46,339
	Apartment Investment & Management Co.
	Class A REIT	916,343	46,202

10

			Market
			Value•
		Shares	($000)
	MGIC Investment Corp.	784,939	44,632
	Federated Investors, Inc.	837,211	32,090
			26,275,924
Health Care (11.6%)
	Pfizer Inc.	66,230,015	1,693,501
	Johnson & Johnson	27,334,239	1,684,336
	Merck & Co., Inc.	20,452,106	1,018,515
	Abbott Laboratories	14,536,022	778,404
	Wyeth	12,693,939	727,870
	UnitedHealth Group Inc.	12,645,754	646,704
*	Amgen, Inc.	10,943,285	605,054
	Bristol-Myers Squibb Co.	18,572,238	586,140
	Medtronic, Inc.	10,867,064	563,566
	Eli Lilly & Co.	9,310,440	520,267
*	WellPoint Inc.	5,790,931	462,290
	Schering-Plough Corp.	14,055,072	427,836
	Baxter International, Inc.	6,148,188	346,389
*	Gilead Sciences, Inc.	8,812,390	341,656
	Cardinal Health, Inc.	3,629,799	256,409
	Aetna Inc.	4,873,160	240,734
*	Medco Health
	Solutions, Inc.	2,643,515	206,168
*	Thermo Fisher
	Scientific, Inc.	3,981,636	205,930
*	Celgene Corp.	3,584,984	205,527
*	Zimmer Holdings, Inc.	2,234,339	189,673
	Stryker Corp.	2,818,092	177,793
*	Biogen Idec Inc.	3,288,847	175,953
	Becton, Dickinson & Co.	2,311,828	172,231
*	Boston Scientific Corp.	11,197,271	171,766
	Allergan, Inc.	2,901,910	167,266
	McKesson Corp.	2,787,592	166,252
*	Genzyme Corp.	2,480,482	159,743
	CIGNA Corp.	2,715,818	141,820
*	Forest Laboratories, Inc.	2,999,536	136,929
*	St. Jude Medical, Inc.	3,192,644	132,463
*	Express Scripts Inc.	2,570,774	128,564
	Biomet, Inc.	2,316,635	105,917
*	Humana Inc.	1,585,717	96,586
	AmerisourceBergen Corp.	1,803,187	89,204
*	Laboratory Corp. of
	America Holdings	1,109,671	86,843
*	Coventry Health Care Inc.	1,475,214	85,046
	C.R. Bard, Inc.	974,526	80,525
	Quest Diagnostics, Inc.	1,492,612	77,093
	IMS Health, Inc.	1,854,297	59,579
*	Hospira, Inc.	1,472,239	57,476
*	Waters Corp.	952,152	56,520
	Applera Corp.–Applied
	Biosystems Group	1,734,418	52,969
*	Barr Pharmaceuticals Inc.	1,036,993	52,088
*	Varian Medical
	Systems, Inc.	1,202,820	51,132
*	Patterson Cos.	1,314,661	48,997
*	King Pharmaceuticals, Inc.	2,302,297	47,105
	Manor Care, Inc.	691,441	45,144

			Market
			Value•
		Shares	($000)
	Mylan Laboratories, Inc.	2,347,175	42,695
*	Millipore Corp.	510,091	38,303
	Bausch & Lomb, Inc.	510,285	35,434
*	Watson
	Pharmaceuticals, Inc.	964,198	31,365
	PerkinElmer, Inc.	1,131,533	29,488
*	Tenet Healthcare Corp.	4,469,422	29,096
			14,736,354
Industrials (11.4%)
	General Electric Co.	97,087,383	3,716,505
	United Parcel Service, Inc.	9,993,966	729,560
	The Boeing Co.	7,430,520	714,519
	United Technologies Corp.	9,384,187	665,620
	Tyco International Ltd.	18,708,011	632,144
	3M Co.	6,796,361	589,856
	Caterpillar, Inc.	6,043,265	473,188
	Honeywell
	International Inc.	7,357,992	414,108
	Emerson Electric Co.	7,504,689	351,219
	FedEx Corp.	2,904,652	322,329
	Lockheed Martin Corp.	3,348,978	315,239
	General Dynamics Corp.	3,820,226	298,818
	Union Pacific Corp.	2,555,003	294,209
	Burlington Northern
	Santa Fe Corp.	3,360,540	286,116
	Deere & Co.	2,123,026	256,334
	Northrop Grumman Corp.	3,256,710	253,600
	Raytheon Co.	4,188,515	225,719
	Illinois Tool Works, Inc.	3,887,650	210,672
	PACCAR, Inc.	2,343,229	203,955
	Norfolk Southern Corp.	3,710,671	195,070
	Waste Management, Inc.	4,882,822	190,674
	CSX Corp.	4,125,291	185,968
	Danaher Corp.	2,246,657	169,623
	Precision Castparts Corp.	1,298,337	157,566
	Ingersoll-Rand Co.	2,846,325	156,036
	Textron, Inc.	1,183,758	130,344
	Eaton Corp.	1,382,449	128,568
	ITT Industries, Inc.	1,714,813	117,087
	L-3 Communications
	Holdings, Inc.	1,178,934	114,816
	Rockwell Collins, Inc.	1,579,191	111,554
	Southwest Airlines Co.	7,368,491	109,864
	Parker Hannifin Corp.	1,093,000	107,016
	Rockwell Automation, Inc.	1,488,656	103,372
	Masco Corp.	3,564,240	101,474
	Cummins Inc.	983,945	99,585
	Dover Corp.	1,928,986	98,668
	Cooper Industries, Inc.
	Class A	1,727,321	98,613
	American
	Standard Cos., Inc.	1,659,460	97,875
	Pitney Bowes, Inc.	2,071,042	96,966
	Fluor Corp.	832,055	92,666
	R.R. Donnelley & Sons Co.	2,076,981	90,369

11

			Market
			Value•
		Shares	($000)
	C.H. Robinson
	Worldwide Inc.	1,615,186	84,830
*	Terex Corp.	972,889	79,096
	Goodrich Corp.	1,181,132	70,348
	W.W. Grainger, Inc.	670,220	62,364
	Equifax, Inc.	1,374,557	61,058
	Avery Dennison Corp.	865,853	57,562
	Robert Half
	International, Inc.	1,568,853	57,263
	Pall Corp.	1,155,083	53,122
*	Monster Worldwide Inc.	1,233,965	50,716
	Cintas Corp.	1,272,503	50,175
*	Allied Waste
	Industries, Inc.	2,396,638	32,259
	Ryder System, Inc.	577,800	31,086
*	Raytheon Co.
	Warrants Exp. 6/16/11	60,569	1,117
			14,398,480
Information Technology (15.4%)
	Microsoft Corp.	79,446,534	2,341,289
*	Cisco Systems, Inc.	57,293,310	1,595,619
	International Business
	Machines Corp.	12,890,878	1,356,765
	Intel Corp.	54,827,874	1,302,710
	Hewlett-Packard Co.	24,713,927	1,102,735
*	Google Inc.	2,058,013	1,077,123
*	Apple Computer, Inc.	8,162,307	996,128
*	Oracle Corp.	37,355,259	736,272
	QUALCOMM Inc.	15,728,877	682,476
*	Dell Inc.	21,436,797	612,021
	Texas Instruments, Inc.	13,529,596	509,119
	Motorola, Inc.	21,842,572	386,614
*	Corning, Inc.	14,842,026	379,214
*	EMC Corp.	19,802,710	358,429
*	eBay Inc.	10,682,291	343,756
*	Yahoo! Inc.	11,413,504	309,648
	Applied Materials, Inc.	13,041,290	259,131
	Automatic Data
	Processing, Inc.	5,220,723	253,048
	First Data Corp.	7,119,186	232,584
*	Adobe Systems, Inc.	5,548,895	222,788
*	Sun Microsystems, Inc.	33,691,707	177,218
*	Symantec Corp.	8,502,692	171,754
*	Xerox Corp.	8,845,543	163,466
	Western Union Co.	7,291,362	151,879
*	Agilent Technologies, Inc.	3,736,509	143,632
*	NVIDIA Corp.	3,424,696	141,474
*	Electronic Arts Inc.	2,925,777	138,448
*	Juniper Networks, Inc.	5,343,995	134,508
	Electronic Data
	Systems Corp.	4,802,010	133,160
*	MEMC Electronic
	Materials, Inc.	2,117,507	129,422
*	Broadcom Corp.	4,390,569	128,424
	Paychex, Inc.	3,207,684	125,485
	Analog Devices, Inc.	3,086,740	116,185

			Market
			Value•
		Shares	($000)
*	SanDisk Corp.	2,153,602	105,397
*	Autodesk, Inc.	2,181,701	102,715
*	Network Appliance, Inc.	3,501,554	102,245
*	Cognizant Technology
	Solutions Corp.	1,356,540	101,863
	Maxim Integrated
	Products, Inc.	3,026,262	101,107
	CA, Inc.	3,881,664	100,263
	KLA-Tencor Corp.	1,808,267	99,364
*	Intuit, Inc.	3,232,740	97,241
*	Computer Sciences Corp.	1,634,508	96,681
*	Fiserv, Inc.	1,587,168	90,151
*	Micron Technology, Inc.	7,137,562	89,434
*	NCR Corp.	1,697,662	89,195
	^Linear Technology Corp.	2,395,239	86,660
	Fidelity National
	Information Services, Inc.	1,543,765	83,796
	Xilinx, Inc.	2,811,031	75,251
	National
	Semiconductor Corp.	2,632,966	74,434
*	^Advanced Micro
	Devices, Inc.	5,194,300	74,279
	Altera Corp.	3,353,247	74,207
*	VeriSign, Inc.	2,313,234	73,399
*	Avaya Inc.	4,245,251	71,490
*	BMC Software, Inc.	1,927,238	58,395
*	Citrix Systems, Inc.	1,706,360	57,453
*	LSI Corp.	7,278,826	54,664
*	Affiliated Computer
	Services, Inc. Class A	937,081	53,151
*	Tellabs, Inc.	4,136,441	44,508
*	Lexmark International, Inc.	893,497	44,058
	Molex, Inc.	1,337,992	40,153
	Jabil Circuit, Inc.	1,693,288	37,371
*	Novellus Systems, Inc.	1,193,917	33,871
*	Compuware Corp.	2,845,474	33,747
*	Teradyne, Inc.	1,784,983	31,380
*	Solectron Corp.	8,499,272	31,277
*	Convergys Corp.	1,287,804	31,216
*	Unisys Corp.	3,285,858	30,033
*	Ciena Corp.	800,003	28,904
*	^JDS Uniphase Corp.	1,981,241	26,608
	Tektronix, Inc.	771,206	26,020
*	Novell, Inc.	3,290,959	25,637
*	QLogic Corp.	1,494,935	24,891
*	^PMC Sierra Inc.	746,307	5,769
*	Sanmina-SCI Corp.	1,407,599	4,406
	Molex, Inc. Class A	4,051	108
			19,425,316
Materials (3.1%)
	E.I. du Pont de
	Nemours & Co.	8,716,517	443,148
	Dow Chemical Co.	8,995,501	397,781
	Monsanto Co.	5,128,906	346,406
	Alcoa Inc.	8,205,502	332,569

12

			Market
			Value•
		Shares	($000)
	Freeport-McMoRan
	Copper & Gold, Inc.
	Class B	3,542,736	293,409
	Praxair, Inc.	3,007,510	216,511
	Nucor Corp.	2,847,091	166,982
	Newmont Mining Corp.
	(Holding Co.)	4,256,908	166,275
	Air Products &
	Chemicals, Inc.	2,044,100	164,284
	Weyerhaeuser Co.	2,037,438	160,815
	International Paper Co.	4,110,322	160,508
	United States Steel Corp.	1,116,418	121,410
	PPG Industries, Inc.	1,549,209	117,910
	Vulcan Materials Co.	899,191	102,993
	Allegheny Technologies Inc.	963,929	101,097
	Rohm & Haas Co.	1,343,108	73,441
	Ecolab, Inc.	1,653,924	70,623
	MeadWestvaco Corp.	1,742,733	61,553
	Temple-Inland Inc.	999,852	61,521
	Sigma-Aldrich Corp.	1,239,168	52,875
	Ball Corp.	963,360	51,222
	Eastman Chemical Co.	794,927	51,138
	Sealed Air Corp.	1,526,505	47,352
*	Pactiv Corp.	1,231,906	39,285
	International Flavors &
	Fragrances, Inc.	732,708	38,203
	Ashland, Inc.	524,262	33,527
	Bemis Co., Inc.	983,845	32,644
*	Hercules, Inc.	1,093,240	21,482
			3,926,964
Telecommunication Services (3.7%)
	AT&T Inc.	58,183,214	2,414,603
	Verizon
	Communications Inc.	27,398,484	1,127,996
	Sprint Nextel Corp.	27,306,662	565,521
	Alltel Corp.	3,260,207	220,227
*	Qwest Communications
	International Inc.	14,658,358	142,186
	Embarq Corp.	1,425,507	90,334
	Windstream Corp.	4,498,790	66,402
	CenturyTel, Inc.	1,034,841	50,759
	Citizens
	Communications Co.	3,235,420	49,405
			4,727,433
Utilities (3.5%)
	Exelon Corp.	6,347,665	460,840
	TXU Corp.	4,332,868	291,602
	Dominion Resources, Inc.	3,305,860	285,329
	Southern Co.	7,094,636	243,275
	FPL Group, Inc.	3,835,198	217,609
	Duke Energy Corp.	11,885,205	217,499
	Public Service Enterprise
	Group, Inc.	2,385,328	209,384
	Entergy Corp.	1,861,537	199,836
	FirstEnergy Corp.	2,876,616	186,203
	Edison International	3,074,595	172,546

		Market
		Value•
	Shares	($000)
PPL Corp.	3,634,006	170,035
American Electric
Power Co., Inc.	3,763,057	169,488
PG&E Corp.	3,316,996	150,260
Constellation Energy
Group, Inc.	1,704,947	148,620
Sempra Energy	2,489,457	147,451
* AES Corp.	6,299,843	137,841
Consolidated Edison Inc.	2,552,821	115,183
Progress Energy, Inc.	2,398,784	109,361
Ameren Corp.	1,946,398	95,393
Questar Corp.	1,626,961	85,985
* Allegheny Energy, Inc.	1,563,733	80,908
DTE Energy Co.	1,661,441	80,115
Xcel Energy, Inc.	3,858,841	78,990
KeySpan Corp.	1,658,626	69,629
NiSource, Inc.	2,589,652	53,632
CenterPoint Energy Inc.	3,031,061	52,740
Pinnacle West Capital Corp.	947,164	37,744
CMS Energy Corp.	2,121,306	36,486
Integrys Energy Group, Inc.	715,141	36,279
* Dynegy, Inc.	3,781,131	35,694
TECO Energy, Inc.	1,966,847	33,790
Nicor Inc.	422,155	18,119
		4,427,866
Total Common Stocks
(Cost $72,172,652)	126,076,388
Temporary Cash Investments (0.4%)1
Money Market Fund (0.4%)
2 Vanguard Market Liquidity
Fund, 5.281%	289,489,370	289,489
2 Vanguard Market Liquidity
Fund, 5.281%—Note E	154,550,900	154,551
		444,040

13

		Face	Market
		Amount	Value•
		($000)	($000)
U.S. Agency Obligations (0.0%)
3	Federal Home Loan
	Mortgage Corp.
4	5.197%, 7/9/2007	33,000	32,967
4	5.189%, 7/13/2007	10,000	9,985
			42,952
Total Temporary Cash Investments
	(Cost $486,986)		486,992
	Total Investments (100.1%)
	(Cost $72,659,638)	126,563,380
Other Assets and Liabilities (–0.1%)
	Other Assets—Note B	692,031
	Liabilities—Note E	(845,813)
		(153,782)
	Net Assets (100%)	126,409,598

At June 30, 2007, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	79,103,783
Overdistributed Net Investment Income	(111,391)
Accumulated Net Realized Losses	(6,486,661)
Unrealized Appreciation
Investment Securities	53,903,742
Futures Contracts	125
Net Assets	126,409,598

Investor Shares—Net Assets
Applicable to 514,686,351 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	71,245,279
Net Asset Value Per Share—
Investor Shares	$138.42

Admiral Shares—Net Assets
Applicable to 368,066,140 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	50,950,616
Net Asset Value Per Share—
Admiral Shares	$138.43

Signal Shares—Net Assets
Applicable to 36,852,554 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,213,703
Net Asset Value Per Share—
Signal Shares	$114.34

• See Note A in Notes to Financial Statements.

* Non-income-producing security.

^ Part of security position is on loan to broker/dealers. See Note E in Notes to Financial Statements.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets. See Note C in Notes to Financial Statements.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4 Securities with a value of $42,952,000 have been segregated as initial margin for open futures contracts.

5 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

14

Statement of Operations

Six Months Ended
June 30, 2007
($000)
Investment Income
Income
Dividends	1,149,933
Interest1	18,025
Security Lending	890
Total Income	1,168,848
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,936
Management and Administrative
Investor Shares	48,263
Admiral Shares	14,536
Signal Shares	690
Marketing and Distribution
Investor Shares	7,753
Admiral Shares	4,200
Signal Shares	63
Custodian Fees	84
Shareholders’ Reports
Investor Shares	582
Admiral Shares	41
Signal Shares	5
Trustees’ Fees and Expenses	77
Total Expenses	78,230
Net Investment Income	1,090,618
Realized Net Gain (Loss)
Investment Securities Sold	128,211
Futures Contracts	36,927
Realized Net Gain (Loss)	165,138
Change in Unrealized Appreciation (Depreciation)
Investment Securities	6,984,987
Futures Contracts	(1,324)
Change in Unrealized Appreciation (Depreciation)	6,983,663
Net Increase (Decrease) in Net Assets Resulting from Operations	8,239,419

1 Interest income from an affiliated company of the fund was $17,015,000.

15

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,090,618	1,973,649
Realized Net Gain (Loss)	165,138	(746,123)
Change in Unrealized Appreciation (Depreciation)	6,983,663	15,119,814
Net Increase (Decrease) in Net Assets Resulting from Operations	8,239,419	16,347,340
Distributions
Net Investment Income
Investor Shares	(594,069)	(1,208,833)
Admiral Shares	(431,774)	(780,509)
Signal Shares	(19,921)	(3,554)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Total Distributions	(1,045,764)	(1,992,896)
Capital Share Transactions—Note F
Investor Shares	(5,001,821)	(6,327,783)
Admiral Shares	1,641,922	3,047,783
Signal Shares	3,383,611	714,446
Net Increase (Decrease) from Capital Share Transactions	23,712	(2,565,554)
Total Increase (Decrease)	7,217,367	11,788,890
Net Assets
Beginning of Period	119,192,231	107,403,341
End of Period1	126,409,598	119,192,231

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($111,391,000) and ($156,245,000).

16

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$130.59	$114.92	$111.64	$102.67	$81.15	$105.89
Investment Operations
Net Investment Income	1.17	2.11	1.95	1.951	1.44	1.32
Net Realized and Unrealized Gain (Loss)
on Investments	7.78	15.70	3.31	8.97	21.51	(24.70)
Total from Investment Operations	8.95	17.81	5.26	10.92	22.95	(23.38)
Distributions
Dividends from Net Investment Income	(1.12)	(2.14)	(1.98)	(1.95)	(1.43)	(1.36)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.12)	(2.14)	(1.98)	(1.95)	(1.43)	(1.36)
Net Asset Value, End of Period	$138.42	$130.59	$114.92	$111.64	$102.67	$81.15

Total Return[2]	6.88%	15.64%	4.77%	10.74%	28.50%	–22.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$71,245	$72,013	$69,375	$84,167	$75,342	$56,224
Ratio of Total Expenses to
Average Net Assets	0.16%*	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Net Investment
Income to Average Net Assets	1.74%*	1.74%	1.75%	1.86%1	1.61%	1.43%
Portfolio Turnover Rate3	4%*	5%	6%	3%	1%	6%

1 Net investment income per share and the ratio of net investment income to average net assets include $0.32 and 0.31%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

* Annualized.

16

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	June 30,		Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$130.59	$114.92	$111.64	$102.68	$81.15	$105.89
Investment Operations
Net Investment Income	1.234	2.222	2.052	2.031	1.507	1.374
Net Realized and Unrealized Gain (Loss)
on Investments	7.780	15.700	3.310	8.97	21.510	(24.700)
Total from Investment Operations	9.014	17.922	5.362	11.00	23.017	(23.326)
Distributions
Dividends from Net Investment Income	(1.174)	(2.252)	(2.082)	(2.04)	(1.487)	(1.414)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.174)	(2.252)	(2.082)	(2.04)	(1.487)	(1.414)
Net Asset Value, End of Period	$138.43	$130.59	$114.92	$111.64	$102.68	$81.15

Total Return	6.93%	15.75%	4.87%	10.82%	28.59%	–22.10%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$50,951	$46,467	$38,028	$22,412	$18,098	$11,922
Ratio of Total Expenses to
Average Net Assets	0.08%*	0.09%	0.09%	0.09%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.82%*	1.83%	1.84%	1.96%1	1.67%	1.50%
Portfolio Turnover Rate2	4%*	5%	6%	3%	1%	6%

1 Net investment income per share and the ratio of net investment income to average net assets include $0.32 and 0.31%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

* Annualized.

18

Signal Shares
	Six Months	Sept. 29,
	Ended	20061 to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$107.86	$101.61
Investment Operations
Net Investment Income	1.008	.502
Net Realized and Unrealized Gain (Loss) on Investments	6.438	6.287
Total from Investment Operations	7.446	6.789
Distributions
Dividends from Net Investment Income	(.966)	(.539)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.966)	(.539)
Net Asset Value, End of Period	$114.34	$107.86

Total Return	6.93%	6.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,214	$713
Ratio of Total Expenses to Average Net Assets	0.08%*	0.09%*
Ratio of Net Investment Income to Average Net Assets	1.82%*	1.83%*
Portfolio Turnover Rate[2]	4%*	5%

1 Inception.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

* Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Notes to Financial Statements

Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Signal Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

20

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2007, the fund had contributed capital of $11,190,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 11.19% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2007, the fund realized $41,585,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchange fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2006, the fund had available realized losses of $6,571,975,000 to offset future net capital gains of $193,358,000 through December 31, 2008, $890,248,000 through December 31, 2009, $3,087,963,000 through December 31, 2010, $145,498,000 through December 31, 2011, $44,874,000 through December 31, 2012, $757,853,000 through December 31, 2013, $1,156,454,000 through December 31, 2014, and $295,727,000 through December 31, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2007, the cost of investment securities for tax purposes was $72,659,638,000. Net unrealized appreciation of investment securities for tax purposes was $53,903,742,000, consisting of unrealized gains of $57,792,785,000 on securities that had risen in value since their purchase and $3,889,043,000 in unrealized losses on securities that had fallen in value since their purchase.

21

At June 30, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

			($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
S&P 500 Index	690	261,407	206
E-mini S&P 500 Index	460	34,854	(81)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended June 30, 2007, the fund purchased $2,945,168,000 of investment securities and sold $2,607,749,000 of investment securities other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at June 30, 2007, was $149,089,000, for which the fund received cash collateral of $154,551,000.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2007		December 31, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	4,994,840	37,309	8,512,324	70,581
Issued in Lieu of Cash Distributions	574,577	4,249	1,161,025	9,522
Redeemed	(10,571,238)	(78,319)	(16,001,132)	(132,338)
Net Increase (Decrease)—Investor Shares	(5,001,821)	(36,761)	(6,327,783)	(52,235)
Admiral Shares
Issued	5,038,295	37,363	8,509,544	70,199
Issued in Lieu of Cash Distributions	380,164	2,810	682,499	5,590
Redeemed	(3,776,537)	(27,925)	(6,144,260)	(50,873)
Net Increase (Decrease)—Admiral Shares	1,641,922	12,248	3,047,783	24,916
Signal Shares
Issued	3,518,771	31,450	717,342	6,636
Issued in Lieu of Cash Distributions	19,498	173	3,554	33
Redeemed	(154,658)	(1,379)	(6,450)	(60)
Net Increase (Decrease)—Signal Shares	3,383,611	30,244	714,446	6,609

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

22

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2007
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
500 Index Fund	12/31/2006	6/30/2007	Period1
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,068.75	$0.82
Admiral Shares	1,000.00	1,069.26	0.41
Signal Shares	1,000.00	1,069.26	0.41
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.00	$0.80
Admiral Shares	1,000.00	1,024.40	0.40
Signal Shares	1,000.00	1,024.40	0.40

1. The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.16% for Investor Shares, 0.08% for Admiral Shares, and 0.08% for Signal Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

23

Note that the expenses shown in the table on page 23 are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

24

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard 500 Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the fund’s investment management over both short- and long-term periods, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Mr. Sauter has led the Quantitative Equity Group since 1987. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of its target benchmark and peer group. The board concluded that the fund has performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was far below the average expense ratio charged by funds in its peer group. The board noted that the fund’s advisory expense ratio was also well below its peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

25

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

26

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief
Trustee since May 1987;	Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each
Chairman of the Board and	of the investment companies served by The Vanguard Group.
Chief Executive Officer
147 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono
Trustee since January 2001	ventures in education); Senior Advisor to Greenwich Associates (international
147 Vanguard Funds Overseen	business strategy consulting); Successor Trustee of Yale University; Overseer of
the Stern School of Business at New York University; Trustee of the Whitehead
Institute for Biomedical Research.
Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief
Trustee since December 2001[2]	Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the
147 Vanguard Funds Overseen	American Chemistry Council;Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005;Trustee of Drexel University and of the
Chemical Heritage Foundation.
Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences,
147 Vanguard Funds Overseen	Annenberg School for Communication, and Graduate School of Education of the
University of Pennsylvania since 2004; Provost (2001–2004) and Laurance S.
Rockefeller Professor of Politics and the University Center for Human Values
(1990–2004), Princeton University; Director of Carnegie Corporation of New York
since 2005 and of Schuylkill River Development Corporation and Greater
Philadelphia Chamber of Commerce since 2004.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
147 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of
Trustee since December 2004	Finance and Banking, Harvard Business School; Senior Associate Dean, Director
147 Vanguard Funds Overseen	of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School;
Director and Chairman of UNX, Inc. (equities trading firm) since 2003; Chair of the
Investment Committee of HighVista Strategies LLC (private investment firm) since
2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief
Trustee since January 1993	Executive Officer, and Director of NACCO Industries, Inc. (forklift
147 Vanguard Funds Overseen	trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief
Trustee since April 1985	Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc.
147 Vanguard Funds Overseen	(diesel engines) and AmerisourceBergen Corp. (pharmaceutical distribution);
Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The
Secretary since July 2005	Vanguard Group, Inc., since 2006; General Counsel of The Vanguard Group since
147 Vanguard Funds Overseen	2005; Secretary of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2005; Principal of The Vanguard Group
(1997–2006).

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard
Treasurer since July 1998	Group, Inc.;Treasurer of each of the investment companies served by The
147 Vanguard Funds Overseen	Vanguard Group.

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Signal, Connect with Vanguard, and
the ship logo are trademarks of The Vanguard Group,
Inc.
Direct Investor Account Services > 800-662-2739
S&P 500® , Standard & Poor’s 500, and 500 are
Institutional Investor Services > 800-523-1036
trademarks of The McGraw-Hill Companies, Inc., and
Text Telephone for People	have been licensed for use by The Vanguard Group, Inc.
With Hearing Impairment > 800-952-3335	Vanguard mutual funds are not sponsored, endorsed,
sold, or promoted by Standard & Poor’s, and Standard &
Poor’s makes no representation regarding the
advisability of investing in the funds.
This material may be used in conjunction
with the offering of shares of any Vanguard	All other marks are the exclusive property of their
fund only if preceded or accompanied by
the fund’s current prospectus.	respective owners. All comparative mutual fund data are
from Lipper Inc. or Morningstar, Inc., unless otherwise
noted.

You can obtain a free copy of Vanguard’s proxy voting
You can review and copy information about your fund	guidelines by visiting our website, www.vanguard.com,
at the SEC’s Public Reference Room in Washington,	and searching for “proxy voting guidelines,” or by calling
D.C.To find out more about this public service, call the	Vanguard at 800-662-2739. They are also available from
SEC at 202-551-8090. Information about your fund is	the SEC’s website, www.sec.gov. In addition, you may
also available on the SEC’s website, and you can receive	obtain a free report on how your fund voted the proxies
copies of this information, for a fee, by sending a	for securities it owned during the 12 months ended June
request in either of two ways: via e-mail addressed to	30. To get the report, visit either www.vanguard.com
publicinfo@sec.gov or via regular mail addressed to the	or www.sec.gov.
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2007 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q402 082007

Vanguard® U.S. Stock Index Funds
Small-Capitalization Portfolios

> Semiannual Report

June 30, 2007

Vanguard Small-Cap Index Fund

Vanguard Small-Cap Growth Index Fund

Vanguard Small-Cap Value Index Fund

>

For the six months ended June 30, 2007, Vanguard Small-Cap Index Fund returned 9.2%, the Small-Cap Growth Index Fund returned 13.4%, and the Small-Cap Value Index Fund returned 5.0%, in each case for Investor Shares.

>	The returns of small-capitalization stocks lagged those of their large- and mid-cap counterparts. In a turnaround from recent years, growth stocks generally outperformed value stocks.

>	The three funds met their objectives of closely tracking their target indexes. The Small-Cap Value Fund was the only one that lagged the average return of its peers.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Small-Cap Index Fund	8
Small-Cap Growth Index Fund	25
Small-Cap Value Index Fund	39
About Your Fund’s Expenses	53
Trustees Approve Advisory Arrangement	55
Glossary	56

Small-Cap Index Fund

Small-Cap Growth Index Fund

Small-Cap Value Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended June 30, 2007
	Ticker	Total
	Symbol	Returns
Vanguard Small-Cap Index Fund
Investor Shares	NAESX	9.2%
Admiral™ Shares[1]	VSMAX	9.2
Signal™ Shares[2]	VSISX	9.2
Institutional Shares[3]	VSCIX	9.2
ETF Shares[4]	VB
Market Price		9.3
Net Asset Value		9.2
MSCI US Small Cap 1750 Index		9.2
Average Small-Cap Core Fund[5]		8.3

Vanguard Small-Cap Growth Index Fund
Investor Shares	VISGX	13.4%
Institutional Shares	VSGIX	13.5
ETF Shares	VBK
Market Price		13.6
Net Asset Value		13.5
MSCI US Small Cap Growth Index		13.5
Average Small-Cap Growth Fund[5]		11.0

Vanguard Small-Cap Value Index Fund
Investor Shares	VISVX	5.0%
Institutional Shares	VSIIX	5.1
ETF Shares	VBR
Market Price		5.2
Net Asset Value		5.0
MSCI US Small Cap Value Index		5.0
Average Small-Cap Value Fund[5]		7.7

1 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2 Signal Shares also carry lower costs and are available to certain Institutional shareholders who meet specific administrative, service, and account-size criteria.

3 This class of shares also carries low expenses and is available for a minimum initial investment of $5 million.

4 Vanguard ETF shares are traded on the American Stock Exchange and are available only through brokers. The table shows ETF returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2.

5 Derived from data provided by Lipper Inc.

1

Chairman’s Letter

Dear Shareholder,

In the first half of 2007, Vanguard’s three small-capitalization index funds met the goal of closely tracking their respective indexes. Each fund captured the vast majority of its target benchmark’s return.

The Investor Shares of Vanguard Small-Cap Index Fund returned 9.2% and outpaced the average return of competing funds. The Investor Shares of the Small-Cap Growth Index and Small-Cap Value Index Funds returned 13.4% and 5.0%, respectively. The growth fund surpassed the average result of its competitive group, but the value fund fell short of its average peer by a couple of percentage points.

Stock market’s ascent was driven by global liquidity

The broad U.S. stock market notched impressive gains in the year’s first half, when an abundance of cash drove record numbers of mergers and acquisitions around the globe. The gains came amid increased volatility. In February, markets worldwide fell sharply following a sell-off in China, only to recover quickly and continue upward. The six-month period closed with two dips in June, owing to real-estate woes and inflation concerns.

The best performers in the U.S. market were the so-called mega-caps—broadly diversified companies that are well-positioned to weather periods of economic transition. International stocks, particularly those in emerging markets, outperformed U.S. equities. The euro and the British

2

pound appreciated against the dollar, further enhancing gains for Americans investing abroad.

Bond investors were hobbled by a shift in sentiment

The relationship between yield and maturity returned to normal during the past six months, as yields of intermediate-and longer-term bonds moved higher than short-term yields. The accompanying drop in prices was steepest for long-term and intermediate-term bonds.

Earlier in the year, bond yields seemed to reflect an assumption that the Federal Reserve Board might cut interest rates in response to weaker economic growth. As the year progressed, inflationary pressures and economic growth looked more substantial, producing a change in market sentiment, which resulted in higher yields and lower prices.

The broad taxable bond market returned 1.0% for the period, while municipal bonds posted a return of 0.1%. The Citigroup 3-Month Treasury Bill Index—a proxy for money market yields—returned 2.5% for the half-year.

Growth stocks were stronger than value stocks in the period

During the period, small-cap stocks lost some of the momentum that had been driving their solid performance over the past few years. They were beaten out by the returns of large- and mid-cap stocks, as investors seemed drawn to the relative safety that more established companies provided.

Market Barometer
		Total Returns
		Periods Ended June 30, 2007
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	7.2%	20.4%	11.3%
Russell 2000 Index (Small-caps)	6.4	16.4	13.9
Dow Jones Wilshire 5000 Index (Entire market)	7.6	20.4	12.0
MSCI All Country World Index ex USA (International)	12.6	30.1	19.9

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	1.0%	6.1%	4.5%
Lehman Municipal Bond Index	0.1	4.7	4.6
Citigroup 3-Month Treasury Bill Index	2.5	5.1	2.7

CPI
Consumer Price Index	3.2%	2.7%	3.0%

1 Annualized.

3

In general, the differences in the funds’ returns were due to their varying weightings of industry groups, some of which did better than others. With one noteworthy exception, each of the ten sectors represented in the Vanguard Small-Cap Index Funds recorded positive returns during the half-year. That exception was the financials sector; the group represented more than one-third of the target index of the Small-Cap Value Index Fund, for example, and had a return of –5.4%, shaving close to 2 percentage points from the index’s—and thus the fund’s—performance.

The Small-Cap Growth Index Fund, with a 13.4% return for its Investor Shares, benefited from the solid results of the industrials and energy stocks in its target index. Industrials stocks profited from strong demand for machinery and strength in transportation services, including railroads and trucking companies. Energy stocks were, of course, aided by the continued strength of global demand for energy and oil-based products. Materials stocks, particularly those associated with metals and mining, also performed quite well, but the impact was less because of their relatively small weighting in the index.

Annualized Expense Ratios[1]
Your fund compared with its peer group

Expense
Ratio
Small-Cap Index Fund
Investor Shares	0.22%
Admiral Shares	0.12
Signal Shares	0.12
Institutional Shares	0.07
ETF Shares	0.10
Average Small-Cap Core Fund	1.50

Small-Cap Growth Index Fund
Investor Shares	0.22%
Institutional Shares	0.07
ETF Shares	0.12
Average Small-Cap Growth Fund	1.64

Small-Cap Value Index Fund
Investor Shares	0.22%
Institutional Shares	0.07
ETF Shares	0.12
Average Small-Cap Value Fund	1.54

1 The fund expense ratios reflect the six-months ended June 30, 2007. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2006.

4

The Small-Cap Value Index Fund, with a return of 5.0% for its Investor Shares, benefited most from strength in industrials, materials, and information technology stocks. Energy stocks also made a sizable contribution to return, despite their small index representation. As noted earlier, the fund was hampered by the weakness of financials stocks—many of them affected by the turmoil in the subprime lending market as well as by uncertainty about the future course of interest rates. The fund’s consumer discretionary holdings also did poorly, as businesses that rely on the weakened real-estate market provided disappointing returns.

The Small-Cap Index Fund, which represents the union of the growth and value styles characterized by the other two funds, posted a 9.2% return, essentially occupying the midpoint between their six-month results.

Each of the three Small-Cap Index Funds very closely tracked its target index, an accomplishment made possible by the talents of the indexing team in Vanguard’s Quantitative Equity Group, which manages the funds. The funds’ close tracking of their respective benchmarks is also aided by their extremely low expense ratios, which allow them to pass along a greater portion of their returns to shareholders.

Small-cap exposure can enhance portfolio diversification

Small-cap stocks respond somewhat differently to the systemic forces and trade dynamics that drive the broad market. In contrast to larger companies, for example, the success of small-cap companies often depends on one product or service that can make or break their businesses. With less capital and resources, these businesses may be more vulnerable to periods of economic weakness than the market’s giants are.

For the long-term investor, however, these differences present an opportunity to diversify a stock portfolio that may be made up mostly of large-cap holdings. Gaining exposure to smaller companies through a broadly diversified mutual fund—such as one of the Small-Cap Index Funds—can be appealing if you already hold a balanced and diversified portfolio that includes stocks, bonds, and cash investments in proportions appropriate for your risk tolerance and objectives.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

July 18, 2007

5

Your Fund’s Performance at a Glance
December 31, 2006–June 30, 2007
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Small-Cap Index Fund
Investor Shares	$32.62	$35.61	$0.006	$0.000
Admiral Shares	32.64	35.64	0.007	0.000
Signal Shares	29.42	32.13	0.005	0.000
Institutional Shares	32.65	35.66	0.007	0.000
ETF Shares	68.16	74.44	0.014	0.000
Small-Cap Growth Index Fund
Investor Shares	$18.34	$20.80	$0.002	$0.000
Institutional Shares	18.37	20.85	0.003	0.000
ETF Shares	65.24	74.04	0.010	0.000
Small-Cap Value Index Fund
Investor Shares	$17.05	$17.89	$0.013	$0.000
Institutional Shares	17.09	17.94	0.014	0.000
ETF Shares	71.16	74.68	0.058	0.000

6

Small-Cap ETF
Premium/Discount: January 26, 2004[1]–June 30, 2007

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	337	38.95%	510	58.95%
25–49.9	1	0.12	14	1.62
50–74.9	0	0.00	0	0.00
75–100.0	0	0.00	1	0.12
>100.0	1	0.12	1	0.12
Total	339	39.19%	526	60.81%

Small-Cap Growth ETF
Premium/Discount: January 26, 2004[1]–June 30, 2007

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	354	40.92%	482	55.73%
25–49.9	1	0.12	15	1.73
50–74.9	0	0.00	1	0.12
75–100.0	0	0.00	2	0.23
>100.0	2	0.23	8	0.92
Total	357	41.27%	508	58.73%

Small-Cap Value ETF
Premium/Discount: January 26, 2004[1]–June 30, 2007

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	373	43.12%	475	54.91%
25–49.9	1	0.12	15	1.73
50–74.9	0	0.00	1	0.12
75–100.0	0	0.00	0	0.00
>100.0	0	0.00	0	0.00
Total	374	43.24%	491	56.76%

1 Inception.

2 One basis point equals 1/100 of a percentage point.

7

Vanguard Small-Cap Index Fund

Fund Profile

As of June 30, 2007

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	1,728	1,721	4,921
Median Market Cap	$1.8B	$1.8B	$32.6B
Price/Earnings Ratio	24.0x	24.0x	18.2x
Price/Book Ratio	2.5x	2.5x	2.9x
Yield		1.2%	1.7%
Investor Shares	1.1%
Admiral Shares	1.2%
Signal Shares	1.2%
Institutional Shares	1.3%
ETF Shares	1.2%
Return on Equity	11.8%	11.8%	18.2%
Earnings Growth Rate	17.8%	17.8%	20.7%
Foreign Holdings	0.7%	0.7%	0.0%
Turnover Rate	16%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.22%[3]
Admiral Shares	0.12%[3]
Signal Shares	0.12%[3]
Institutional Shares	0.07%[3]
ETF Shares	0.10%[3]
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	15%	15%	12%
Consumer Staples	3	3	8
Energy	8	8	10
Financials	19	19	21
Health Care	10	10	11
Industrials	17	17	12
Information Technology	17	17	15
Materials	6	6	4
Telecommunication
Services	1	1	3
Utilities	4	4	4

Volatility Measures[4]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.87
Beta	1.00	1.42

Ten Largest Holdings[5] (% of total net assets)

The Manitowoc Co., Inc.	construction and farm machinery and heavy trucks	0.2%
Cytyc Corp.	health care equipment	0.2
ITT Educational Services, Inc.	education services	0.2
Frontier Oil Corp.	oil and gas refining and marketing	0.2
aQuantive, Inc.	Internet software and services	0.2
Dade Behring Holdings Inc.	health care equipment	0.2
Denbury Resources, Inc.	oil and gas exploration and production	0.2
Lubrizol Corp.	specialty chemicals	0.2
Harsco Corp.	industrial machinery	0.2
Flowserve Corp.	industrial machinery	0.2
Top Ten		2.0%

Investment Focus

1 MSCI US Small Cap 1750 Index.

2 Dow Jones Wilshire 5000 Index.

3 Annualized.

4 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 56.

5 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

8

Vanguard Small Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1996–June 30, 2007

Average Annual Total Returns: Periods Ended June 30, 2007

	Inception Date	One Year	Five Years	Ten Years
Investor Shares[3]	10/3/1960	18.12%	14.58%	9.79%
Admiral Shares	11/13/2000	18.25	14.70	11.01[4]
Signal Shares	12/15/2006	8.33[4]	—	—
Institutional Shares	7/7/1997	18.25	14.76	9.94[4]
ETF Shares	1/26/2004
Market Price		18.68	13.05[4]	—
Net Asset Value		18.25	13.05[4]	—

1 Six months ended June 30, 2007.

2 Russell 2000 Index through May 16, 2003; MSCI US Small Cap 1750 Index thereafter.

3 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4 Since inception.

Note: See Financial Highlights tables on pages 16 through 20 for dividend and capital gains information.

9

Vanguard Small-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2007

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Consumer Discretionary
*	ITT Educational Services, Inc.	328,613	38,573	0.2%
	Service Corp. International	2,325,567	29,721	0.2%
	Phillips-Van Heusen Corp.	439,966	26,649	0.2%
†	Other—Consumer Discretionary		2,244,341	14.3%
			2,339,284	14.9%
Consumer Staples
	J.M. Smucker Co.	428,659	27,288	0.2%
*^	Rite Aid Corp.	4,227,638	26,972	0.2%
	Corn Products International, Inc.	589,675	26,801	0.2%
†	Other—Consumer Staples		441,095	2.7%
			522,156	3.3%
Energy
	Frontier Oil Corp.	876,461	38,363	0.2%
*	Denbury Resources, Inc.	953,329	35,750	0.2%
	Tidewater Inc.	433,758	30,745	0.2%
	Helmerich & Payne, Inc.	835,648	29,599	0.2%
*	Plains Exploration & Production Co.	609,362	29,134	0.2%
	Holly Corp.	379,089	28,125	0.2%
*	Helix Energy Solutions Group, Inc.	704,524	28,118	0.2%
	Cabot Oil & Gas Corp.	760,697	28,055	0.2%
*	Superior Energy Services, Inc.	675,136	26,951	0.2%
†	Other—Energy		896,535	5.6%
			1,171,375	7.4%
Financials
	Jones Lang LaSalle Inc.	290,122	32,929	0.2%
*^	Affiliated Managers Group, Inc.	239,823	30,880	0.2%
	Annaly Mortgage Management Inc. REIT	2,028,429	29,250	0.2%
	Rayonier Inc. REIT	608,909	27,486	0.2%
†	Other—Financials		2,846,238	18.0%
			2,966,783	18.8%

10

Vanguard Small Cap Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Health Care
*	Cytyc Corp.	894,785	38,574	0.3%
	Dade Behring Holdings Inc.	681,864	36,221	0.2%
†	Other—Health Care		1,528,436	9.7%
			1,603,231	10.2%
Industrials
	The Manitowoc Co., Inc.	489,346	39,334	0.2%
	Harsco Corp.	666,877	34,678	0.2%
	Flowserve Corp.	461,933	33,074	0.2%
*	AGCO Corp.	724,204	31,438	0.2%
*	Stericycle, Inc.	705,110	31,349	0.2%
*	General Cable Corp.	409,844	31,046	0.2%
*	Corrections Corp. of America	482,405	30,445	0.2%
*	BE Aerospace, Inc.	718,285	29,665	0.2%
*	Shaw Group, Inc.	639,456	29,600	0.2%
*	Quanta Services, Inc.	934,173	28,651	0.2%
*	Thomas & Betts Corp.	475,824	27,598	0.2%
	Trinity Industries, Inc.	633,665	27,590	0.2%
†	Other—Industrials		2,310,539	14.6%
			2,685,007	17.0%
Information Technology
*	aQuantive, Inc.	585,676	37,366	0.2%
*	Synopsys, Inc.	1,144,348	30,245	0.2%
*	Trimble Navigation Ltd.	930,121	29,950	0.2%
*	Mettler-Toledo International Inc.	312,190	29,817	0.2%
*	CommScope, Inc.	473,599	27,635	0.2%
	Diebold, Inc.	519,598	27,123	0.2%
*	Cypress Semiconductor Corp.	1,142,880	26,618	0.2%
†	Other—Information Technology		2,418,025	15.3%
			2,626,779	16.7%
Materials
	Lubrizol Corp.	546,579	35,282	0.2%
*	AK Steel Holding Corp.	875,972	32,735	0.2%
	Nalco Holding Co.	1,136,328	31,192	0.2%
	Reliance Steel & Aluminum Co.	539,975	30,379	0.2%
	Commercial Metals Co.	892,114	30,127	0.2%
	Airgas, Inc.	557,751	26,716	0.2%
†	Other—-Materials		763,493	4.8%
			949,924	6.0%

† Telecommunication Services			177,670	1.1%

Utilities
*	Sierra Pacific Resources	1,755,117	30,820	0.2%
	CMS Energy Corp.	1,766,995	30,392	0.2%
	Energen Corp.	546,111	30,003	0.2%
	National Fuel Gas Co.	629,457	27,262	0.2%
†	Other—Utilities		505,526	3.2%
			624,003	4.0%
Total Common Stocks (Cost $11,340,804)			15,666,212	99.4%[1]

11

Vanguard Small-Cap Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets

Temporary Cash Investments
Money Market Fund
2 Vanguard Market Liquidity Fund, 5.281%	93,760,714	93,761	0.6%
2 Vanguard Market Liquidity Fund, 5.281%—Note E	972,772,841	972,773	6.2%
		1,066,534	6.8%

†[3]U.S. Agency Obligation		3,899	0.0%
Total Temporary Cash Investments (Cost $1,070,433)		1,070,433	6.8%[1]
Total Investments (Cost $12,411,237)		16,736,645	106.2%
Other Assets and Liabilities
Other Assets—Note B		75,625	0.5%
Security Lending Collateral Payable to Brokers—Note E		(972,773)	(6.2%)
Other Liabilities		(85,251)	(0.5%)
		(982,399)	(6.2%)
Net Assets		15,754,246	100.0%

At June 30, 2007, net assets consisted of:[4]
Amount
($000)
Paid-in Capital	11,797,453
Undistributed Net Investment Income	76,104
Accumulated Net Realized Losses	(445,899)
Unrealized Appreciation
Investment Securities	4,325,408
Futures Contracts	1,180
Net Assets	15,754,246

Investor Shares—Net Assets
Applicable to 202,675,049 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	7,217,220
Net Asset Value Per Share—Investor Shares	$35.61

Admiral Shares—Net Assets
Applicable to 101,071,529 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,602,081
Net Asset Value Per Share—Admiral Shares	$35.64

12

Vanguard Small Cap Index Fund

Amount
($000)
Signal Shares—Net Assets
Applicable to 10,279,810 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	330,296
Net Asset Value Per Share—Signal Shares	$32.13

Institutional Shares—Net Assets
Applicable to 102,641,228 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,660,560
Net Asset Value Per Share—Institutional Shares	$35.66

ETF Shares—Net Assets
Applicable to 12,683,067 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	944,089
Net Asset Value Per Share—ETF Shares	$74.44

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 6.2%, respectively, of net assets. See Note C in Notes to Financial Statements.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Securities with a value of $3,899,000 have been segregated as initial margin for open futures contracts.

4 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

13

Vanguard Small-Cap Index Fund

Statement of Operations

Six Months Ended
June 30, 2007
($000)
Investment Income
Income
Dividends	92,894
Interest[1]	1,638
Security Lending	7,694
Total Income	102,226
Expenses
The Vanguard Group—Note B
Investment Advisory Services	277
Management and Administrative
Investor Shares	6,570
Admiral Shares	1,505
Signal Shares	113
Institutional Shares	625
ETF Shares	245
Marketing and Distribution
Investor Shares	836
Admiral Shares	369
Signal Shares	11
Institutional Shares	431
ETF Shares	98
Custodian Fees	292
Shareholders’ Reports
Investor Shares	90
Admiral Shares	6
Signal Shares	7
Institutional Shares	11
ETF Shares	10
Trustees’ Fees and Expenses	9
Total Expenses	11,505
Net Investment Income	90,721
Realized Net Gain (Loss)
Investment Securities Sold	582,326
Futures Contracts	(1,833)
Realized Net Gain (Loss)	580,493
Change in Unrealized Appreciation (Depreciation)
Investment Securities	636,450
Futures Contracts	1,217
Change in Unrealized Appreciation (Depreciation)	637,667
Net Increase (Decrease) in Net Assets Resulting From Operations	1,308,881

1 Interest income from an affiliated company of the fund was $1,549,000.

14

Vanguard Small-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	90,721	156,255
Realized Net Gain (Loss)	580,493	674,364
Change in Unrealized Appreciation (Depreciation)	637,667	929,905
Net Increase (Decrease) in Net Assets Resulting from Operations	1,308,881	1,760,524
Distributions
Net Investment Income
Investor Shares	(1,253)	(74,014)
Admiral Shares	(690)	(36,085)
Signal Shares	(27)	(1,656)
Institutional Shares	(689)	(37,704)
ETF Shares	(158)	(8,004)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(2,817)	(157,463)
Capital Share Transactions—Note F
Investor Shares	(212,883)	54,559
Admiral Shares	229,107	332,227
Signal Shares	128,323	159,629
Institutional Shares	257,214	682,549
ETF Shares	226,312	349,999
Net Increase (Decrease) from Capital Share Transactions	628,073	1,578,963
Total Increase (Decrease)	1,934,137	3,182,024
Net Assets
Beginning of Period	13,820,109	10,638,085
End of Period[1]	15,754,246	13,820,109

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $76,104,000 and ($11,800,000).

15

Vanguard Small-Cap Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$32.62	$28.52	$26.83	$22.60	$15.66	$19.82
Investment Operations
Net Investment Income	.194	.357	.29	.267	.200	.192
Net Realized and Unrealized Gain
(Loss) on Investments	2.802	4.101	1.69	4.228	6.944	(4.160)
Total from Investment Operations	2.996	4.458	1.98	4.495	7.144	(3.968)
Distributions
Dividends from Net Investment Income	(.006)	(.358)	(.29)	(.265)	(.204)	(.192)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.006)	(.358)	(.29)	(.265)	(.204)	(.192)
Net Asset Value, End of Period	$35.61	$32.62	$28.52	$26.83	$22.60	$15.66

Total Return[1]	9.19%	15.64%	7.36%	19.90%	45.63%	–20.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,217	$6,808	$5,902	$6,247	$4,871	$2,943
Ratio of Total Expenses to
Average Net Assets	0.22%*	0.23%	0.23%	0.23%	0.27%	0.27%
Ratio of Net Investment
Income to Average Net Assets	1.16%*	1.18%	1.08%	1.13%	1.17%	1.11%
Portfolio Turnover Rate[2]	16%*	13%	18%	19%	39%[3]	32%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3 Includes activity related to a change in the fund’s target index.

*	Annualized.

16

Vanguard Small-Cap Index Fund

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$32.64	$28.53	$26.83	$22.60	$15.66	$19.82
Investment Operations
Net Investment Income	.205	.395	.325	.294	.220	.207
Net Realized and Unrealized Gain
(Loss) on Investments	2.802	4.101	1.690	4.228	6.944	(4.160)
Total from Investment Operations	3.007	4.496	2.015	4.522	7.164	(3.953)
Distributions
Dividends from Net Investment Income	(.007)	(.386)	(.315)	(.292)	(.224)	(.207)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.007)	(.386)	(.315)	(.292)	(.224)	(.207)
Net Asset Value, End of Period	$35.64	$32.64	$28.53	$26.83	$22.60	$15.66

Total Return	9.21%	15.77%	7.49%	20.02%	45.76%	–19.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,602	$3,078	$2,382	$1,451	$1,056	$591
Ratio of Total Expenses to
Average Net Assets	0.12%*	0.13%	0.13%	0.13%	0.18%	0.18%
Ratio of Net Investment Income to
Average Net Assets	1.26%*	1.28%	1.18%	1.25%	1.26%	1.22%
Portfolio Turnover Rate[1]	16%*	13%	18%	19%	39%[2]	32%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

2 Includes activity related to a change in the fund’s target index.

*	Annualized.

17

Vanguard Small-Cap Index Fund

Signal Shares
	Six Months	Dec. 15,
	Ended	2006[1] to
	June. 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$29.42	$29.98
Investment Operations
Net Investment Income	.194	.004
Net Realized and Unrealized Gain (Loss) on Investments	2.521	(.251)
Total from Investment Operations	2.715	(.247)
Distributions
Dividends from Net Investment Income	(.005)	(.313)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.005)	(.313)
Net Asset Value, End of Period	$32.13	$29.42

Total Return	9.23%	–0.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$330	$157
Ratio of Total Expenses to Average Net Assets	0.12%*	0.13%*
Ratio of Net Investment Income to Average Net Assets	1.26%*	1.28%*
Portfolio Turnover Rate[2]	16%*	13%

1 Inception.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

18

Vanguard Small-Cap Index Fund

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$32.65	$28.54	$26.84	$22.61	$15.66	$19.82
Investment Operations
Net Investment Income	.215	.411	.343	.306	.240	.219
Net Realized and Unrealized Gain
(Loss) on Investments	2.802	4.101	1.690	4.228	6.944	(4.160)
Total from Investment Operations	3.017	4.512	2.033	4.534	7.184	(3.941)
Distributions
Dividends from Net Investment Income	(.007)	(.402)	(.333)	(.304)	(.234)	(.219)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.007)	(.402)	(.333)	(.304)	(.234)	(.219)
Net Asset Value, End of Period	$35.66	$32.65	$28.54	$26.84	$22.61	$15.66

Total Return	9.24%	15.82%	7.56%	20.06%	45.88%	–19.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,661	$3,107	$2,089	$1,648	$1,111	$686
Ratio of Total Expenses to
Average Net Assets	0.07%*	0.08%	0.08%	0.08%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.31%*	1.33%	1.23%	1.30%	1.33%	1.32%
Portfolio Turnover Rate[1]	16%*	13%	18%	19%	39%[2]	32%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

2 Includes activity related to a change in the fund’s target index.

*	Annualized.

19

Vanguard Small-Cap Index Fund

ETF Shares
	Six Months			Jan. 26,
	Ended	Year Ended		2004[1] to
	June 30,	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$68.16	$59.59	$56.05	$50.65
Investment Operations
Net Investment Income	.454	.836	.668	.585
Net Realized and Unrealized Gain (Loss) on Investments	5.840	8.569	3.555	5.436
Total from Investment Operations	6.294	9.405	4.223	6.021
Distributions
Dividends from Net Investment Income	(.014)	(.835)	(.683)	(.621)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.014)	(.835)	(.683)	(.621)
Net Asset Value, End of Period	$74.44	$68.16	$59.59	$56.05

Total Return	9.24%	15.79%	7.53%	11.90%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$944	$670	$265	$186
Ratio of Total Expenses to Average Net Assets	0.10%*	0.10%	0.10%	0.18%*
Ratio of Net Investment Income to Average Net Assets	1.28%*	1.31%	1.20%	1.19%*
Portfolio Turnover Rate[2]	16%*	13%	18%	19%

1 Inception.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Vanguard Small-Cap Index Fund

Notes to Financial Statements

Vanguard Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market

21

Vanguard Small-Cap Index Fund

Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2007, the fund had contributed capital of $1,385,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.38% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2007, the fund realized $621,091,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchange fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2006, the fund had available realized losses of $402,458,000 to offset future net capital gains of $326,341,000 through December 31, 2011, and $76,117,000 through December 31, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2007, the cost of investment securities for tax purposes was $12,411,237,000. Net unrealized appreciation of investment securities for tax purposes was $4,325,408,000, consisting of unrealized gains of $4,780,510,000 on securities that had risen in value since their purchase and $455,102,000 in unrealized losses on securities that had fallen in value since their purchase.

22

Vanguard Small-Cap Index Fund

At June 30, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

			($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
Russell 2000 Index	172	72,421	1,253
E-mini Russell 2000 Index	200	16,842	(73)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended June 30, 2007, the fund purchased $3,064,054,000 of investment securities and sold $2,415,981,000 of investment securities other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at June 30, 2007, was $923,361,000, for which the fund received cash collateral of $972,773,000.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2007		December 31, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	740,471	21,755	1,566,416	50,715
Issued in Lieu of Cash Distributions	1,202	35	70,372	2,168
Redeemed	(954,556)	(27,795)	(1,582,229)	(51,136)
Net Increase (Decrease)—Investor Shares	(212,883)	(6,005)	54,559	1,747
Admiral Shares
Issued	563,017	16,512	952,912	30,830
Issued in Lieu of Cash Distributions	600	18	31,519	971
Redeemed	(334,510)	(9,759)	(652,204)	(20,992)
Net Increase (Decrease)—Admiral Shares	229,107	6,771	332,227	10,809
Signal Shares
Issued	161,979	6,045	159,697	5,325
Issued in Lieu of Cash Distributions	27	1	1,656	57
Redeemed	(33,683)	(1,090)	(1,724)	(58)
Net Increase (Decrease)—Signal Shares	128,323	4,956	159,629	5,324

23

Vanguard Small-Cap Index Fund

	Six Months Ended		Year Ended
	June 30, 2007		December 31, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	618,567	17,978	1,143,786	36,968
Issued in Lieu of Cash Distributions	632	19	34,286	1,055
Redeemed	(361,985)	(10,526)	(495,523)	(16,035)
Net Increase (Decrease)—Institutional Shares	257,214	7,471	682,549	21,988
ETF Shares
Issued	1,517,977	20,346	1,773,739	27,087
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,291,665)	(17,500)	(1,423,740)	(21,700)
Net Increase (Decrease)—ETF Shares	226,312	2,846	349,999	5,387

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

24

Vanguard Small-Cap Growth Index Fund

Fund Profile

As of June 30, 2007

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	943	940	4,921
Median Market Cap	$1.9B	$1.9B	$32.6B
Price/Earnings Ratio	30.8x	30.8x	18.2x
Price/Book Ratio	3.7x	3.7x	2.9x
Yield		0.2%	1.7%
Investor Shares	0.3%
Institutional Shares	0.4%
ETF Shares	0.4%
Return on Equity	13.0%	13.0%	18.2%
Earnings Growth Rate	25.7%	25.7%	20.7%
Foreign Holdings	0.9%	0.9%	0.0%
Turnover Rate	33%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.22%[3]
Institutional Shares	0.07%[3]
ETF Shares	0.12%[3]
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	17%	17%	12%
Consumer Staples	3	3	8
Energy	10	10	10
Financials	6	6	21
Health Care	17	17	11
Industrials	17	17	12
Information Technology	23	23	15
Materials	5	5	4
Telecommunication Services	2	2	3
Utilities	0	0	4

Volatility Measures[4]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.83
Beta	1.00	1.61

Ten Largest Holdings[5] (% of total net assets)

The Manitowoc Co., Inc.	construction and farm machinery and heavy trucks	0.5%
Cytyc Corp.	health care equipment	0.5
ITT Educational Services, Inc.	education services	0.5
Frontier Oil Corp.	oil and gas refining and marketing	0.5
aQuantive, Inc.	Internet software and services	0.5
Dade Behring Holdings Inc.	health care equipment	0.5
Denbury Resources, Inc.	oil and gas exploration and production	0.4
Jones Lang LaSalle Inc.	real estate management and development	0.4
AK Steel Holding Corp.	steel	0.4
Stericycle, Inc.	environmental and facilities services	0.4
Top Ten		4.6%

Investment Focus

1 MSCI US Small Cap Growth Index.

2 Dow Jones Wilshire 5000 Index.

3 Annualized.

4 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 56.

5 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

25

Vanguard Small-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 21, 1998–June 30, 2007

Average Annual Total Returns: Periods Ended June 30, 2007

	Inception Date	One Year	Five Years	Ten Years
Investor Shares[3]	5/21/1998	20.16%	15.46%	9.18%
Institutional Shares	5/24/2000	20.35	15.64	10.52[4]
ETF Shares	1/26/2004
Market Price		20.87	11.97[4]	—
Net Asset Value		20.29	11.96[4]	—

1 Six months ended June 30, 2007.

2 S&P SmallCap 600/Barra Growth Index through May 16, 2003; MSCI US Small Cap Growth Index thereafter.

3 Total returns do not include the account service fee that may be applicable to certain acconts with balances below $10,000.

4 Since inception.

Note: See Financial Highlights tables on pages 33 through 35 for dividend and capital gains information.

26

Vanguard Small-Cap Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2007

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Consumer Discretionary
*	ITT Educational Services, Inc.	164,378	19,295	0.5%
*	Big Lots Inc.	432,601	12,727	0.3%
†	Other—Consumer Discretionary		663,848	16.6%
			695,870	17.4%
Consumer Staples
*	Rite Aid Corp.	2,115,116	13,494	0.3%
	Church & Dwight, Inc..	259,215	12,562	0.3%
†	Other—Consumer Staples		104,232	2.6%
			130,288	3.2%
Energy
	Frontier Oil Corp.	438,470	19,192	0.5%
*	Denbury Resources, Inc.	476,925	17,885	0.4%
	Helmerich & Payne, Inc.	418,035	14,807	0.4%
	Holly Corp.	189,621	14,068	0.4%
*	Helix Energy Solutions Group, Inc.	352,469	14,067	0.4%
*	Superior Energy Services, Inc.	337,777	13,484	0.3%
*	Dresser Rand Group, Inc.	305,726	12,076	0.3%
†	Other—Energy		298,578	7.4%
			404,157	10.1%
Financials
	Jones Lang LaSalle Inc.	145,074	16,466	0.4%
*	Affiliated Managers Group, Inc.	119,909	15,439	0.4%
†	Other—Financials		184,095	4.6%
			216,000	5.4%

27

Vanguard Small-Cap Growth Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Health Care
*	Cytyc Corp.	447,616	19,297	0.5%
	Dade Behring Holdings Inc.	341,117	18,120	0.5%
*	VCA Antech, Inc.	331,763	12,504	0.3%
*	Gen-Probe Inc.	206,844	12,498	0.3%
*	ResMed Inc.	302,174	12,468	0.3%
*	WellCare Health Plans Inc.	137,550	12,450	0.3%
*	Respironics, Inc.	290,050	12,353	0.3%
*	IDEXX Laboratories Corp.	124,358	11,768	0.3%
†	Other—Health Care		553,823	13.8%
			665,281	16.6%
Industrials
	The Manitowoc Co., Inc.	244,702	19,669	0.5%
*	Stericycle, Inc.	352,647	15,679	0.4%
*	General Cable Corp.	204,966	15,526	0.4%
*	Corrections Corp. of America	241,271	15,227	0.4%
*	BE Aerospace, Inc.	359,335	14,841	0.4%
*	Thomas & Betts Corp.	238,040	13,806	0.3%
	Trinity Industries, Inc.	316,995	13,802	0.3%
*	Alliant Techsystems, Inc.	130,953	12,984	0.3%
*	Covanta Holding Corp.	486,328	11,988	0.3%
*	WESCO International, Inc.	195,375	11,810	0.3%
†	Other—Industrials		529,729	13.2%
			675,061	16.8%
Information Technology
*	aQuantive, Inc.	292,958	18,691	0.5%
*	Trimble Navigation Ltd.	465,282	14,982	0.4%
*	Mettler-Toledo International Inc.	156,085	14,908	0.4%
*	CommScope, Inc.	236,844	13,820	0.4%
*	Cypress Semiconductor Corp.	571,893	13,319	0.3%
*	Varian Semiconductor Equipment Associates, Inc.	328,207	13,148	0.3%
*	F5 Networks, Inc.	161,132	12,987	0.3%
	Global Payments Inc.	318,566	12,631	0.3%
*	Unisys Corp.	1,372,031	12,540	0.3%
*	Brocade Communications Systems, Inc.	1,569,792	12,276	0.3%
*	Ciena Corp.	335,541	12,123	0.3%
	FactSet Research Systems Inc.	175,146	11,971	0.3%
*	Polycom, Inc.	352,648	11,849	0.3%
†	Other--Information Technology		759,438	18.9%
			934,683	23.3%
Materials
*	AK Steel Holding Corp.	438,209	16,376	0.4%
	Nalco Holding Co.	568,417	15,603	0.4%
	Chaparral Steel Co.	183,966	13,222	0.3%
	Cleveland-Cliffs Inc.	163,604	12,707	0.3%
	CF Industries Holdings, Inc.	197,280	11,815	0.3%
†	Other—Materials		119,944	3.0%
			189,667	4.7%
Telecommunication Services
*	SBA Communications Corp.	374,289	12,572	0.3%
†	Other—Telecommunication Services		53,281	1.3%
			65,853	1.6%

†	Utilities		7,052	0.2%
Total Common Stocks (Cost $3,192,596)			3,983,912	99.3%[1]

28

Vanguard Small-Cap Growth Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
2 Vanguard Market Liquidity Fund, 5.281%	17,832,945	17,833	0.5%
2 Vanguard Market Liquidity Fund, 5.281%—Note F	262,018,700	262,019	6.5%
		279,852	7.0%

†[3]U.S. Agency Obligation		999	0.0%
Total Temporary Cash Investments (Cost $280,851)		280,851	7.0%[1]
Total Investments (Cost $3,473,447)		4,264,763	106.3%
Other Assets and Liabilities
Other Assets—Note B		15,869	0.4%
Security Lending Collateral Payable to Brokers—Note F		(262,019)	(6.5%)
Other Liabilities		(7,959)	(0.2%)
		(254,109)	(6.3%)
Net Assets		4,010,654	100.0%

29

Vanguard Small-Cap Growth Index Fund

At June 30, 2007, net assets consisted of:[4]
Amount
($000)

Paid-in Capital	3,288,546
Undistributed Net Investment Income	7,896
Accumulated Net Realized Losses	(77,225)
Unrealized Appreciation
Investment Securities	791,316
Futures Contracts	121
Net Assets	4,010,654

Investor Shares—Net Assets
Applicable to 127,691,147 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,656,349
Net Asset Value Per Share—Investor Shares	$20.80

Institutional Shares—Net Assets
Applicable to 31,045,261 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	647,337
Net Asset Value Per Share—Institutional Shares	$20.85

ETF Shares—Net Assets
Applicable to 9,548,625 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	706,968
Net Asset Value Per Share—ETF Shares	$74.04

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.

† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 6.4%, respectively, of net assets. See Note D in Notes to Financial Statements.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Securities with a value of $999,000 have been segregated as initial margin for open futures contracts.

4 See Note D in Notes to Financial Statements for the tax-basis components of net assets.

30

Vanguard Small-Cap Growth Index Fund

Statement of Operations

Six Months Ended
June 30, 2007
($000)
Investment Income
Income
Dividends	10,925
Interest[1]	644
Security Lending	2,291
Total Income	13,860
Expenses
The Vanguard Group—Note B
Investment Advisory Services	98
Management and Administrative
Investor Shares	2,122
Institutional Shares	72
ETF Shares	211
Marketing and Distribution
Investor Shares	305
Institutional Shares	46
ETF Shares	73
Custodian Fees	203
Shareholders’ Reports
Investor Shares	34
Institutional Shares	5
ETF Shares	11
Trustees’ Fees and Expenses	2
Total Expenses	3,182
Expenses Paid Indirectly—Note C	(24)
Net Expenses	3,158
Net Investment Income	10,702
Realized Net Gain (Loss)
Investment Securities Sold	147,767
Futures Contracts	146
Realized Net Gain (Loss)	147,913
Change in Unrealized Appreciation (Depreciation)
Investment Securities	275,472
Futures Contracts	243
Change in Unrealized Appreciation (Depreciation)	275,715
Net Increase (Decrease) in Net Assets Resulting from Operations	434,330

1 Interest income from an affiliated company of the fund was $613,000.

31

Vanguard Small-Cap Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,702	8,624
Realized Net Gain (Loss)	147,913	118,477
Change in Unrealized Appreciation (Depreciation)	275,715	133,952
Net Increase (Decrease) in Net Assets Resulting from Operations	434,330	261,053
Distributions
Net Investment Income
Investor Shares	(246)	(6,221)
Institutional Shares	(68)	(1,077)
ETF Shares	(82)	(2,018)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(396)	(9,316)
Capital Share Transactions—Note G
Investor Shares	143,854	285,058
Institutional Shares	338,644	167,475
ETF Shares	112,017	273,576
Net Increase (Decrease) from Capital Share Transactions	594,515	726,109
Total Increase (Decrease)	1,028,449	977,846
Net Assets
Beginning of Period	2,982,205	2,004,359
End of Period[1]	4,010,654	2,982,205

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $7,896,000 and ($2,410,000).

32

Vanguard Small-Cap Growth Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$18.34	$16.43	$15.16	$13.08	$9.17	$10.87
Investment Operations
Net Investment Income	.054	.051	.04	.02	.021	.027
Net Realized and Unrealized Gain
(Loss) on Investments	2.408	1.911	1.27	2.08	3.911	(1.702)
Total from Investment Operations	2.462	1.962	1.31	2.10	3.932	(1.675)
Distributions
Dividends from Net Investment Income	(.002)	(.052)	(.04)	(.02)	(.022)	(.025)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.002)	(.052)	(.04)	(.02)	(.022)	(.025)
Net Asset Value, End of Period	$20.80	$18.34	$16.43	$15.16	$13.08	$9.17

Total Return[1]	13.43%	11.94%	8.64%	16.06%	42.88%	–15.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,656	$2,208	$1,726	$1,435	$907	$388
Ratio of Total Expenses to
Average Net Assets	0.22%*	0.23%	0.23%	0.23%	0.27%	0.27%
Ratio of Net Investment
Income to Average Net Assets	0.59%*	0.30%	0.27%	0.13%	0.21%	0.24%
Portfolio Turnover Rate[2]	33%*	40%	39%	41%	91%[3]	61%

1 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2002, or the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3 Includes activity related to a change in the fund’s target index.

*	Annualized.

33

Vanguard Small-Cap Growth Index Fund

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$18.37	$16.46	$15.18	$13.09	$9.17	$10.87
Investment Operations
Net Investment Income	.075	.08	.073	.048	.039	.043
Net Realized and Unrealized Gain
(Loss) on Investments	2.408	1.91	1.270	2.080	3.911	(1.702)
Total from Investment Operations	2.483	1.99	1.343	2.128	3.950	(1.659)
Distributions
Dividends from Net Investment Income	(.003)	(.08)	(.063)	(.038)	(.030)	(.041)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.003)	(.08)	(.063)	(.038)	(.030)	(.041)
Net Asset Value, End of Period	$20.85	$18.37	$16.46	$15.18	$13.09	$9.17

Total Return[1]	13.52%	12.09%	8.84%	16.26%	43.08%	–15.26%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$647	$257	$73	$38	$30	$104
Ratio of Total Expenses to
Average Net Assets	0.07%*	0.08%	0.08%	0.08%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	0.74%*	0.45%	0.42%	0.28%	0.38%	0.41%
Portfolio Turnover Rate[2]	33%*	40%	39%	41%	91%[3]	61%

1 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2002.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3 Includes activity related to a change in the fund’s target index.

*	Annualized.

34

Vanguard Small-Cap Growth Index Fund

ETF Shares
	Six Months			Jan. 26,
	Ended	Year Ended		2004[1] to
		December 31,
	June 30,			Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$65.24	$58.47	$53.95	$50.77
Investment Operations
Net Investment Income	.23	.262	.200	.091
Net Realized and Unrealized Gain (Loss) on Investments	8.58	6.773	4.534	3.177
Total from Investment Operations	8.81	7.035	4.734	3.268
Distributions
Dividends from Net Investment Income	(.01)	(.265)	(.214)	(.088)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.01)	(.265)	(.214)	(.088)
Net Asset Value, End of Period	$74.04	$65.24	$58.47	$53.95

Total Return	13.51%	12.03%	8.77%	6.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$707	$518	$206	$92
Ratio of Total Expenses to Average Net Assets	0.12%*	0.12%	0.12%	0.22%*
Ratio of Net Investment Income to Average Net Assets	0.69%*	0.41%	0.37%	0.15%*
Portfolio Turnover Rate[2]	33%*	40%	39%	41%

1 Inception.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

35

Vanguard Small-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Small-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

36

Vanguard Small-Cap Growth Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2007, the fund had contributed capital of $334,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.33% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2007, custodian fee offset arrangements reduced the fund’s expenses by $24,000.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2007, the fund realized $163,427,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchange fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2006, the fund had available realized losses of $59,847,000 to offset future net capital gains of $13,814,000 through December 31, 2011, $15,893,000 through December 31, 2014, and $30,140,000 through December 31, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2007, the cost of investment securities for tax purposes was $3,473,447,000. Net unrealized appreciation of investment securities for tax purposes was $791,316,000, consisting of unrealized gains of $889,547,000 on securities that had risen in value since their purchase and $98,231,000 in unrealized losses on securities that had fallen in value since their purchase.

37

Vanguard Small-Cap Growth Index Fund

At June 30, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

			($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
Russell 2000 Index	48	20,210	191
E-mini Russell 2000 Index	60	5,053	(70)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the six months ended June 30, 2007, the fund purchased $1,621,648,000 of investment securities and sold $1,019,150,000 of investment securities other than temporary cash investments.

F. The market value of securities on loan to broker-dealers at June 30, 2007, was $249,731,000, for which the fund received cash collateral of $262,019,000.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2007		December 31, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	428,198	21,937	849,050	47,904
Issued in Lieu of Cash Distributions	231	12	5,601	306
Redeemed	(284,575)	(14,636)	(569,593)	(32,829)
Net Increase (Decrease)—Investor Shares	143,854	7,313	285,058	15,381
Institutional Shares
Issued	377,647	19,023	196,373	11,158
Issued in Lieu of Cash Distributions	64	3	1,047	57
Redeemed	(39,067)	(1,946)	(29,945)	(1,682)
Net Increase (Decrease)—Institutional Shares	338,644	17,080	167,475	9,533
ETF Shares
Issued	593,903	8,210	667,882	10,618
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(481,886)	(6,600)	(394,306)	(6,200)
Net Increase (Decrease)—ETF Shares	112,017	1,610	273,576	4,418

H. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.”FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund's financial statements.

38

Vanguard Small-Cap Value Index Fund

Fund Profile

As of June 30, 2007

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	943	940	4,921
Median Market Cap	$1.8B	$1.8B	$32.6B
Price/Earnings Ratio	19.6x	19.7x	18.2x
Price/Book Ratio	1.9x	1.9x	2.9x
Yield		2.1%	1.7%
Investor Shares	2.0%
Institutional Shares	2.1%
ETF Shares	2.1%
Return on Equity	10.8%	10.8%	18.2%
Earnings Growth Rate	12.3%	12.3%	20.7%
Foreign Holdings	0.4%	0.4%	0.0%
Turnover Rate	28%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.22%[3]
Institutional Shares	0.07%[3]
ETF Shares	0.12%[3]
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	12%	12%	12%
Consumer Staples	3	3	8
Energy	5	5	10
Financials	33	33	21
Health Care	4	4	11
Industrials	17	17	12
Information Technology	10	10	15
Materials	7	7	4
Telecommunication
Services	1	1	3
Utilities	8	8	4

Volatility Measures[4]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.84
Beta	1.00	1.23

Ten Largest Holdings[5] (% of total net assets)

Lubrizol Corp.	specialty chemicals	0.5%
Harsco Corp.	industrial machinery	0.5
AGCO Corp.	construction and farm machinery and heavy trucks	0.4
Sierra Pacific Resources	electric utilities	0.4
Reliance Steel & Aluminum Co.	steel	0.4
CMS Energy Corp.	multi-utilities	0.4
Commercial Metals Co.	steel	0.4
Energen Corp.	gas utilities	0.4
Service Corp.International	specialized consumer services	0.4
Shaw Group, Inc.	construction and engineering	0.4
Top Ten		4.2%

Investment Focus

1 MSCI US Small Cap Value Index.

2 Dow Jones Wilshire 5000 Index.

3 Annualized.

4 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 56.

5“Ten Largest Holdings” excludes any temporary cash investments and equity index products.

39

Vanguard Small-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 21, 1998–June 30, 2007

Average Annual Total Returns: Periods Ended June 30, 2007

	Inception Date	One Year	Five Years	Ten Years
Investor Shares[3]	5/21/1998	15.91%	12.79%	10.19%
Institutional Shares	12/7/1999	16.02	12.97	14.50
ETF Shares	1/26/2004
Market Price		15.98	13.92[4]	—
Net Asset Value		16.39	13.96[4]	—

1 Six months ended June 30, 2007.

2 S&P SmallCap 600/Barra Value Index through May 16, 2003; MSCI US Small Cap Value Index thereafter.

3 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4	Since inception.

Note: See Financial Highlights tables on pages 47 through 49 for dividend and capital gains information.

40

Vanguard Small-Cap Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2007

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Consumer Discretionary
	Service Corp. International	1,781,939	22,773	0.4%
	Phillips-Van Heusen Corp.	337,270	20,428	0.4%
	Dow Jones & Co., Inc.	346,998	19,935	0.3%
	OfficeMax, Inc.	453,441	17,820	0.3%
†	Other—Consumer Discretionary		646,433	10.9%
			727,389	12.3%
Consumer Staples
	J.M. Smucker Co.	328,595	20,918	0.4%
	Corn Products International, Inc.	451,961	20,542	0.3%
†	Other—Consumer Staples		159,282	2.7%
			200,742	3.4%
Energy
*^	Forest Oil Corp.	475,707	20,103	0.3%
*	Kinder Morgan Management, LLC	378,354	19,637	0.3%
†	Other—Energy		238,888	4.1%
			278,628	4.7%
Financials
	Annaly Mortgage Management Inc. REIT	1,555,543	22,431	0.4%
	Rayonier Inc. REIT	466,881	21,075	0.4%
	Health Care Inc. REIT	479,064	19,335	0.3%
*	Conseco, Inc.	925,074	19,325	0.3%
	^Thornburg Mortgage, Inc. REIT	722,340	18,911	0.3%
	BRE Properties Inc. Class A REIT	306,983	18,201	0.3%
	Mack-Cali Realty Corp. REIT	409,466	17,808	0.3%
	Sky Financial Group, Inc.	637,395	17,758	0.3%
	Essex Property Trust, Inc. REIT	151,742	17,648	0.3%
	Cullen/Frost Bankers, Inc.	328,505	17,565	0.3%
	Raymond James Financial, Inc.	565,399	17,471	0.3%
	Alexandria Real Estate Equities, Inc. REIT	178,137	17,247	0.3%
†	Other—Financials		1,722,884	29.2%
			1,947,659	33.0%

41

Vanguard Small-Cap Value Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Health Care
	PerkinElmer, Inc.	748,702	19,511	0.4%
	Universal Health Services Class B	305,544	18,791	0.3%
†	Other—Health Care		171,573	2.9%
			209,875	3.6%
Industrials
	Harsco Corp.	511,651	26,606	0.5%
*	AGCO Corp.	555,044	24,094	0.4%
*	Shaw Group, Inc.	490,290	22,696	0.4%
	Ryder System, Inc.	369,903	19,901	0.3%
	Kennametal, Inc.	235,324	19,304	0.3%
	IDEX Corp.	489,727	18,874	0.3%
	Teleflex Inc.	225,637	18,453	0.3%
	Lincoln Electric Holdings, Inc.	246,576	18,306	0.3%
	The Timken Co.	487,106	17,589	0.3%
	Carlisle Co., Inc.	375,612	17,470	0.3%
*	Avis Budget Group, Inc.	614,149	17,460	0.3%
	Hubbell Inc. Class B	316,411	17,156	0.3%
†	Other—Industrials		786,034	13.3%
			1,023,943	17.3%
Information Technology
	Diebold, Inc.	398,651	20,810	0.4%
*	Integrated Device Technology Inc.	1,209,571	18,470	0.3%
†	Other—Information Technology		542,579	9.1%
			581,859	9.8%
Materials
	Lubrizol Corp.	418,677	27,026	0.5%
	Reliance Steel & Aluminum Co.	414,053	23,295	0.4%
	Commercial Metals Co.	683,644	23,087	0.4%
	FMC Corp.	221,858	19,832	0.3%
	Cabot Corp.	387,019	18,453	0.3%
	Cytec Industries, Inc.	276,555	17,636	0.3%
†	Other—Materials		308,148	5.2%
			437,477	7.4%

† Telecommunication Services			35,298	0.6%

Utilities
*	Sierra Pacific Resources	1,344,814	23,615	0.4%
	CMS Energy Corp.	1,353,968	23,288	0.4%
	Energen Corp.	418,508	22,993	0.4%
	National Fuel Gas Co.	482,419	20,894	0.4%
	OGE Energy Corp.	554,858	20,336	0.3%
	Southern Union Co.	619,136	20,178	0.3%
	AGL Resources Inc.	473,034	19,148	0.3%
	UGI Corp. Holding Co.	641,786	17,508	0.3%
†	Other—Utilities		299,475	5.1%
			467,435	7.9%
Total Common Stocks (Cost $4,962,592)			5,910,305	100.0% [1]

42

Vanguard Small-Cap Value Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
2 Vanguard Market Liquidity Fund, 5.281%—Note E	171,896,600	171,897	2.9%

†[3]U.S. Agency Obligation		1,998	0.1%
Total Temporary Cash Investments (Cost $173,895)		173,895	3.0%[1]
Total Investments (Cost $5,136,487)		6,084,200	103.0%
Other Assets and Liabilities
Other Assets—Note B		29,329	0.5%
Security Lending Collateral Payable to Brokers—Note E		(171,897)	(2.9%)
Other Liabilities		(32,008)	(0.6%)
		(174,576)	(3.0%)
Net Assets		5,909,624	100.0%

43

Vanguard Small-Cap Value Index Fund

At June 30, 2007, net assets consisted of:[4]
Amount
($000)
Paid-in Capital	5,063,315
Undistributed Net Investment Income	46,788
Accumulated Net Realized Losses	(148,265)
Unrealized Appreciation
Investment Securities	947,713
Futures Contracts	73
Net Assets	5,909,624

Investor Shares—Net Assets
Applicable to 254,805,477 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,557,760
Net Asset Value Per Share—Investor Shares	$17.89

Institutional Shares—Net Assets
Applicable to 32,336,702 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	580,155
Net Asset Value Per Share—Institutional Shares	$17.94

ETF Shares—Net Assets
Applicable to 10,333,661 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	771,709
Net Asset Value Per Share—ETF Shares	$74.68

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 2.9%, respectively, of net assets. See Note C in Notes to Financial Statements.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Securities with a value of $1,998,000 have been segregated as initial margin for open futures contracts.

4 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

44

Vanguard Small-Cap Value Index Fund

Statement of Operations

Six Months Ended
June 30, 2007
($000)
Investment Income
Income
Dividends	54,729
Interest[1]	705
Security Lending	1,483
Total Income	56,917
Expenses
The Vanguard Group—Note B
Investment Advisory Services	131
Management and Administrative
Investor Shares	4,135
Institutional Shares	100
ETF Shares	259
Marketing and Distribution
Investor Shares	507
Institutional Shares	58
ETF Shares	78
Custodian Fees	176
Shareholders’ Reports
Investor Shares	54
Institutional Shares	1
ETF Shares	11
Trustees’ Fees and Expenses	4
Total Expenses	5,514
Net Investment Income	51,403
Realized Net Gain (Loss)
Investment Securities Sold	196,162
Futures Contracts	1,636
Realized Net Gain (Loss)	197,798
Change In Unrealized Appreciation (Depreciation)
Investment Securities	26,845
Futures Contracts	237
Change in Unrealized Appreciation (Depreciation)	27,082
Net Increase (Decrease) in Net Assets Resulting from Operations	276,283

1 Interest income from an affiliated company of the fund was $646,000.

45

Vanguard Small-Cap Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	51,403	92,392
Realized Net Gain (Loss)	197,798	362,733
Change in Unrealized Appreciation (Depreciation)	27,082	323,757
Net Increase (Decrease) in Net Assets Resulting from Operations	276,283	778,882
Distributions
Net Investment Income
Investor Shares	(3,337)	(76,448)
Institutional Shares	(417)	(6,047)
ETF Shares	(505)	(9,561)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(4,259)	(92,056)
Capital Share Transactions—Note F
Investor Shares	28,582	271,012
Institutional Shares	247,110	18,330
ETF Shares	227,584	277,048
Net Increase (Decrease) from Capital Share Transactions	503,276	566,390
Total Increase (Decrease)	775,300	1,253,216
Net Assets
Beginning of Period	5,134,324	3,881,108
End of Period[1]	5,909,624	5,134,324

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $46,788,000 and ($356,000).

46

Vanguard Small-Cap Value Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$17.05	$14.56	$13.97	$11.49	$ 8.52	$10.29
Investment Operations
Net Investment Income	.153	.311	.263	.227	.192	.090
Net Realized and Unrealized Gain
(Loss) on Investments	.700	2.488	.589	2.478	2.976	(1.494)
Total from Investment Operations	.853	2.799	.852	2.705	3.168	(1.404)
Distributions
Dividends from Net Investment Income	(.013)	(.309)	(.262)	(.225)	(.198)	(.090)
Distributions from Realized Capital Gains	—	—	—	—	—	(.276)
Total Distributions	(.013)	(.309)	(.262)	(.225)	(.198)	(.366)
Net Asset Value, End of Period	$17.89	$17.05	$14.56	$13.97	$11.49	$ 8.52

Total Return[1]	5.00%	19.24%	6.07%	23.55%	37.19%	–14.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,558	$4,314	$3,446	$2,947	$1,730	$1,176
Ratio of Total Expenses to
Average Net Assets	0.22%*	0.23%	0.23%	0.23%	0.27%	0.27%
Ratio of Net Investment
Income to Average Net Assets	1.80%*	2.06%	1.96%	2.15%	2.07%	0.93%
Portfolio Turnover Rate[2]	28%*	25%	28%	30%	100%[3]	57%

1 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2002, or the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3 Includes activity related to a change in the fund’s target index.

*	Annualized.

47

Vanguard Small-Cap Value Index Fund

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$17.09	$14.59	$13.99	$11.50	$ 8.53	$10.29
Investment Operations
Net Investment Income	.164	.345	.294	.255	.198	.114
Net Realized and Unrealized Gain
(Loss) on Investments	.700	2.488	.589	2.478	2.976	(1.494)
Total from Investment Operations	.864	2.833	.883	2.733	3.174	(1.380)
Distributions
Dividends from Net Investment Income	(.014)	(.333)	(.283)	(.243)	(.204)	(.104)
Distributions from Realized Capital Gains	—	—	—	—	—	(.276)
Total Distributions	(.014)	(.333)	(.283)	(.243)	(.204)	(.380)
Net Asset Value, End of Period	$17.94	$17.09	$14.59	$13.99	$11.50	$ 8.53

Total Return[1]	5.06%	19.44%	6.28%	23.77%	37.22%	–13.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$580	$310	$247	$153	$106	$338
Ratio of Total Expenses to
Average Net Assets	0.07%*	0.08%	0.08%	0.08%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.95%*	2.21%	2.11%	2.29%	2.24%	1.08%
Portfolio Turnover Rate[2]	28%*	25%	28%	30%	100%[3]	57%

1 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2002.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3 Includes activity related to a change in the fund’s target index.

*	Annualized.

48

Vanguard Small-Cap Value Index Fund

ETF Shares
	Six Months			Jan. 26,
	Ended	Year Ended		2004[1] to
	June 30,	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$71.16	$60.76	$58.31	$50.53
Investment Operations
Net Investment Income	.681	1.380	1.174	.930
Net Realized and Unrealized Gain (Loss) on Investments	2.897	10.391	2.443	7.818
Total from Investment Operations	3.578	11.771	3.617	8.748
Distributions
Dividends from Net Investment Income	(.058)	(1.371)	(1.167)	(.968)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.058)	(1.371)	(1.167)	(.968)
Net Asset Value, End of Period	$74.68	$71.16	$60.76	$58.31

Total Return	5.03%	19.40%	6.20%	17.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$772	$510	$188	$47
Ratio of Total Expenses to Average Net Assets	0.12%*	0.12%	0.12%	0.22%*
Ratio of Net Investment Income to Average Net Assets	1.90%*	2.17%	2.07%	2.16%*
Portfolio Turnover Rate[2]	28%*	25%	28%	30%

1 Inception.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

49

Vanguard Small-Cap Value Index Fund

Notes to Financial Statements

Vanguard Small-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

50

Vanguard Small-Cap Value Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2007, the fund had contributed capital of $525,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.52% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2007, the fund realized $262,856,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchange fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2006, the fund had available realized losses of $80,822,000 to offset future net capital gains of $67,032,000 through December 31, 2011, and $13,790,000 through December 31, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2007, the cost of investment securities for tax purposes was $5,136,487,000. Net unrealized appreciation of investment securities for tax purposes was $947,713,000, consisting of unrealized gains of $1,096,877,000 on securities that had risen in value since their purchase and $149,164,000 in unrealized losses on securities that had fallen in value since their purchase.

51

Vanguard Small-Cap Value Index Fund

At June 30, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
Russell 2000 Index	10	4,211	73

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended June 30, 2007, the fund purchased $2,075,092,000 of investment securities and sold $1,486,190,000 of investment securities other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at June 30, 2007, was $162,302,000, for which the fund received cash collateral of $171,897,000.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2007		December 31, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	603,237	34,511	988,544	61,990
Issued in Lieu of Cash Distributions	3,093	176	70,455	4,169
Redeemed	(577,748)	(32,888)	(787,987)	(49,861)
Net Increase (Decrease)—Investor Shares	28,582	1,799	271,012	16,298
Institutional Shares
Issued	314,521	18,000	98,157	6,180
Issued in Lieu of Cash Distributions	341	19	4,228	250
Redeemed	(67,752)	(3,808)	(84,055)	(5,256)
Net Increase (Decrease)—Institutional Shares	247,110	14,211	18,330	1,174
ETF Shares
Issued	924,691	12,362	1,260,357	18,385
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(697,107)	(9,200)	(983,309)	(14,300)
Net Increase (Decrease)—ETF Shares	227,584	3,162	277,048	4,085

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund's financial statements.

52

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on page 54 illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table on page 54 are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the funds’ expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

53

Six Months Ended June 30, 2007

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2006	6/30/2007	Period[1]
Based on Actual Fund Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,091.85	$1.14
Admiral Shares	1,000.00	1,092.14	0.62
Signal Shares	1,000.00	1,092.29	0.62
Institutional Shares	1,000.00	1,092.41	0.36
ETF Shares	1,000.00	1,092.35	0.52
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,134.25	$1.16
Institutional Shares	1,000.00	1,135.18	0.37
ETF Shares	1,000.00	1,135.05	0.64
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,050.04	$1.12
Institutional Shares	1,000.00	1,050.57	0.36
ETF Shares	1,000.00	1,050.30	0.61
Based on Hypothetical 5% Yearly Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,023.70	$1.10
Admiral Shares	1,000.00	1,024.20	0.60
Signal Shares	1,000.00	1,024.20	0.60
Institutional Shares	1,000.00	1,024.45	0.35
ETF Shares	1,000.00	1,024.30	0.50
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,023.70	$1.10
Institutional Shares	1,000.00	1,024.45	0.35
ETF Shares	1,000.00	1,024.20	0.60
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,023.70	$1.10
Institutional Shares	1,000.00	1,024.45	0.35
ETF Shares	1,000.00	1,024.20	0.60

1 The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: 0.22% for the Small-Cap Index Fund Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.07% for Institutional Shares, and 0.10% for ETF Shares; 0.22% for the Small-Cap Growth Index Fund Investor Shares, 0.07% for Institutional Shares, and 0.12% for ETF Shares; 0.22% for the Small-Cap Value Index Fund Investor Shares, 0.07% for Institutional Shares, and 0.12% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

54

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Small-Cap Index Fund, Small-Cap Growth Index Fund, and Small-Cap Value Index Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both short- and long-term periods, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Mr. Sauter has led the Quantitative Equity Group since 1987. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of their target benchmarks and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found on the Performance Summary pages of this report.

Cost

The board concluded that the funds’ expense ratios were far below the average expense ratios charged by funds in their respective peer groups. The board noted that the funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

55

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

56

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group.
Chief Executive Officer
147 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
147 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer
Trustee since December 2001[2]	of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council;
147 Vanguard Funds Overseen	Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005;
Trustee of Drexel University and of the Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
147 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
147 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean, Director of Faculty
147 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) since 2003; Chair of the Investment Committee of
HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
147 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
147 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
147 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997–2006).

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
147 Vanguard Funds Overseen

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Vanguard.com, Admiral, Signal, Connect
with Vanguard, and the ship logo are trademarks of
Direct Investor Account Services > 800-662-2739	The Vanguard Group, Inc.

Institutional Investor Services > 800-523-1036
All other marks are the exclusive property of their
Text Telephone for People	respective owners.
With Hearing Impairment > 800-952-3335

All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

This material may be used in conjunction	You can obtain a free copy of Vanguard’s proxy voting
with the offering of shares of any Vanguard	guidelines by visiting our website, www.vanguard.com,
fund only if preceded or accompanied by	and searching for “proxy voting guidelines,” or by calling
the fund’s current prospectus.	Vanguard at 800-662-2739. They are also available from
the SEC’s website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
The funds or securities referred to herein are not	securities it owned during the 12 months ended June 30.
sponsored, endorsed, or promoted by MSCI, and	To get the report, visit either www.vanguard.com
MSCI bears no liability with respect to any such funds	or www.sec.gov.
or securities. For any such funds or securities, the
prospectus or the Statement of Additional Information	You can review and copy information about your fund
contains a more detailed description of the limited	at the SEC’s Public Reference Room in Washington, D.C.
relationship MSCI has with The Vanguard Group and	To find out more about this public service, call the SEC
any related funds.	at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2007 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q482 082007

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2007			Market
			Value
		Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (14.9%)
*	ITT Educational Services, Inc.	328,613	38,573
	Service Corp. International	2,325,567	29,721
	Phillips-Van Heusen Corp.	439,966	26,649
	Dow Jones & Co., Inc.	452,813	26,014
*	Big Lots Inc.	864,693	25,439
	OfficeMax, Inc.	591,686	23,253
*	Laureate Education Inc.	367,842	22,681
	Snap-On Inc.	440,563	22,253
	Sotheby’s	461,713	21,248
	Saks Inc.	978,830	20,898
*	Jarden Corp.	482,525	20,753
*	Hanesbrands Inc.	765,744	20,698
	Men’s Wearhouse, Inc.	400,775	20,468
*	AnnTaylor Stores Corp.	570,585	20,210
*	Lear Corp.	546,162	19,449
*	^ Scientific Games Corp.	546,043	19,084
*	^ Priceline.com, Inc.	275,901	18,965
*	Jack in the Box Inc.	267,293	18,962
	Meredith Corp.	305,355	18,810
	Orient-Express Hotel Ltd.	335,009	17,889
*	^ Nutri/System Inc.	253,338	17,693
*	Dick’s Sporting Goods, Inc.	301,191	17,520
*	Aeropostale, Inc.	419,760	17,496
	Guess ?, Inc.	363,073	17,442
*	Gaylord Entertainment Co.	323,835	17,371
	Dillard’s Inc.	480,359	17,259
	^ Polaris Industries, Inc.	310,561	16,820
*	Payless ShoeSource, Inc.	521,209	16,444
	DeVry, Inc.	478,355	16,274
*	J. Crew Group, Inc.	300,695	16,265
	Barnes & Noble, Inc.	417,134	16,047
*	TRW Automotive Holdings Corp.	432,247	15,920
	^ Pool Corp.	402,271	15,701
	John Wiley & Sons Class A	316,776	15,297
*	DreamWorks Animation SKG, Inc.	523,828	15,107
	Strayer Education, Inc.	114,207	15,042
*	^ Tractor Supply Co.	287,321	14,955
*	^ Crocs, Inc.	340,454	14,650
*	The Cheesecake Factory Inc.	595,961	14,613
*	Rent-A-Center, Inc.	555,657	14,575
*	The Warnaco Group, Inc.	364,667	14,346
	Belo Corp. Class A	695,243	14,315
	Applebee’s International, Inc.	588,889	14,192
*	Guitar Center, Inc.	232,554	13,909
	MDC Holdings, Inc.	285,796	13,821
	Tupperware Brands Corp.	480,404	13,807
*	Quiksilver, Inc.	973,579	13,757
	Regis Corp.	358,222	13,702
	International Speedway Corp.	248,829	13,116
*	Vail Resorts Inc.	215,272	13,104
*	^ Charter Communications, Inc.	3,219,061	13,037
*	Pinnacle Entertainment, Inc.	461,516	12,992
	Thor Industries, Inc.	287,555	12,980

1

			Market
			Value
		Shares	($000)
*	^ Marvel Entertainment, Inc.	506,021	12,893
	Cooper Tire & Rubber Co.	462,720	12,780
*	Tenneco Automotive, Inc.	361,503	12,667
	Ryland Group, Inc.	338,645	12,655
	American Greetings Corp. Class A	442,580	12,538
*	^ Life Time Fitness, Inc.	230,868	12,289
	Ruby Tuesday, Inc.	465,415	12,254
	Wolverine World Wide, Inc.	442,094	12,250
*	Sonic Corp.	551,255	12,194
	Regal Entertainment Group Class A	554,673	12,164
*	Pacific Sunwear of California, Inc.	550,560	12,112
	Arbitron Inc.	234,088	12,063
	ArvinMeritor, Inc.	533,153	11,836
*	Tween Brands, Inc.	260,237	11,607
	Choice Hotels International, Inc.	290,272	11,472
	Burger King Holdings Inc.	430,071	11,328
*	Corinthian Colleges, Inc.	685,647	11,169
	Catalina Marketing Corp.	352,034	11,089
*	Coldwater Creek Inc.	477,229	11,086
*	^ Panera Bread Co.	240,440	11,075
	Matthews International Corp.	253,946	11,075
*	Live Nation, Inc.	494,013	11,056
*	Fossil, Inc.	374,533	11,045
*	Chipotle Mexican Grill, Inc. Class B	139,989	11,007
	Bob Evans Farms, Inc.	289,327	10,662
*	Charming Shoppes, Inc.	973,708	10,545
*	Scholastic Corp.	290,139	10,428
	American Axle & Manufacturing Holdings, Inc.	350,206	10,373
*	Carter’s, Inc.	397,358	10,307
	^ Tempur-Pedic International Inc.	395,491	10,243
*	Lions Gate Entertainment Corp.	927,169	10,227
	Harte-Hanks, Inc.	397,295	10,203
*	Timberland Co.	402,376	10,136
	Aaron Rents, Inc.	344,889	10,071
*	The Children’s Place Retail Stores, Inc.	194,454	10,042
*	The Gymboree Corp.	253,714	9,999
*	Bally Technologies Inc.	378,266	9,994
*	Gemstar-TV Guide International, Inc.	2,030,848	9,992
*	^ Under Armour, Inc.	218,460	9,973
	Callaway Golf Co.	551,906	9,829
	Citadel Broadcasting Corp.	1,495,947	9,649
*	Deckers Outdoor Corp.	94,811	9,566
*	Genesco, Inc.	181,637	9,501
*	WMS Industries, Inc.	326,838	9,433
*	CEC Entertainment Inc.	264,285	9,303
*	^ Chipotle Mexican Grill, Inc.	107,492	9,167
*	Zale Corp.	382,648	9,111
	CKE Restaurants Inc.	450,931	9,050
	The Pep Boys (Manny, Moe & Jack)	448,649	9,045
	Borders Group, Inc.	471,780	8,992
	Standard Pacific Corp.	512,736	8,988
*	Iconix Brand Group Inc.	391,197	8,692
*	LKQ Corp.	339,550	8,373
	CBRL Group, Inc.	195,639	8,311
*	Visteon Corp.	1,020,726	8,268

2

			Market
			Value
		Shares	($000)
	Ethan Allen Interiors, Inc.	239,327	8,197
*	Bright Horizons Family Solutions, Inc.	207,745	8,083
*	The Dress Barn, Inc.	392,558	8,055
	Interactive Data Corp.	295,601	7,916
*	^ Netflix.com, Inc.	407,706	7,905
	Brown Shoe Co., Inc.	323,777	7,874
	Columbia Sportswear Co.	113,700	7,809
	^ Beazer Homes USA, Inc.	311,232	7,678
	Jackson Hewitt Tax Service Inc.	270,715	7,610
	Group 1 Automotive, Inc.	181,668	7,328
	Stage Stores, Inc.	346,859	7,270
*	Rare Hospitality International Inc.	270,471	7,241
	United Auto Group, Inc.	337,531	7,186
*	^ P.F. Chang’s China Bistro, Inc.	200,940	7,073
	Winnebago Industries, Inc.	236,607	6,985
	Sonic Automotive, Inc.	240,649	6,972
*	Hibbett Sports Inc.	254,373	6,965
	Ameristar Casinos, Inc.	200,432	6,963
	IHOP Corp.	127,749	6,953
*	Coinstar, Inc.	219,680	6,916
*	^ Blue Nile Inc.	114,427	6,911
	Domino’s Pizza, Inc.	372,706	6,809
*	^ Select Comfort Corp.	418,248	6,784
	Asbury Automotive Group, Inc.	266,867	6,658
*	Valassis Communications, Inc.	379,590	6,525
	Lee Enterprises, Inc.	312,665	6,522
	CSK Auto Corp.	347,911	6,402
*	RC2 Corp.	158,068	6,324
*	Steiner Leisure Ltd.	126,798	6,228
*	Helen of Troy Ltd.	227,726	6,149
*	Skechers U.S.A., Inc.	208,928	6,101
	Triarc Cos., Inc. Class B	388,420	6,098
	Entercom Communications Corp.	243,875	6,070
*	Cabela’s Inc.	272,687	6,035
*	^ Champion Enterprises, Inc.	607,147	5,968
	Stewart Enterprises, Inc. Class A	764,850	5,958
*	K2 Inc.	391,661	5,949
*	Jos. A. Bank Clothiers, Inc.	143,004	5,930
	Pier 1 Imports Inc.	695,020	5,901
*	JAKKS Pacific, Inc.	209,462	5,894
	K-Swiss, Inc.	207,515	5,879
	The Stride Rite Corp.	286,633	5,807
	Sally Beauty Co. Inc.	640,201	5,762
	Kellwood Co.	204,156	5,741
	Oxford Industries, Inc.	126,762	5,621
*	Texas Roadhouse, Inc.	437,389	5,594
	Media General, Inc. Class A	168,047	5,591
	Modine Manufacturing Co.	246,941	5,581
	RCN Corp.	296,173	5,565
*	Papa John’s International, Inc.	190,655	5,483
*	Morningstar, Inc.	116,097	5,459
	Oakley, Inc.	191,059	5,426
	Blyth, Inc.	202,214	5,375
	^ Sealy Corp.	324,933	5,368
	Cato Corp. Class A	244,622	5,367

3

			Market
			Value
		Shares	($000)
*	Keystone Automotive Industries, Inc.	129,565	5,360
	Sinclair Broadcast Group, Inc.	376,297	5,351
	Steven Madden, Ltd.	158,512	5,193
	Christopher & Banks Corp.	302,051	5,180
	Furniture Brands International Inc.	364,552	5,177
*	Aftermarket Technology Corp.	173,142	5,139
*	Drew Industries, Inc.	154,248	5,112
	Movado Group, Inc.	151,206	5,102
*	Pre-Paid Legal Services, Inc.	78,947	5,077
*	99 Cents Only Stores	386,703	5,070
*	Red Robin Gourmet Burgers, Inc.	125,563	5,069
*	Entravision Communications Corp.	482,648	5,034
*	Jo-Ann Stores, Inc.	173,709	4,939
	Journal Communications, Inc.	377,622	4,913
	Speedway Motorsports, Inc.	121,621	4,862
*	Universal Technical Institute Inc.	190,067	4,826
	^ Talbots Inc.	192,768	4,825
*	Charlotte Russe Holding Inc.	177,766	4,777
	UniFirst Corp.	107,762	4,747
*	LodgeNet Entertainment Corp.	147,481	4,728
*	^ Meritage Corp.	176,323	4,717
	^ La-Z-Boy Inc.	407,485	4,670
*	California Pizza Kitchen, Inc.	216,472	4,650
*	^ Hovnanian Enterprises Inc. Class A	280,652	4,639
*	^ Shuffle Master, Inc.	277,020	4,599
*	Fleetwood Enterprises, Inc.	507,387	4,592
*	CKX, Inc.	330,879	4,573
*	^ Six Flags, Inc.	749,486	4,564
*	^ Zumiez Inc.	120,719	4,561
*	Morgans Hotel Group	186,128	4,538
*	Mediacom Communications Corp.	459,829	4,456
*	^ WCI Communities, Inc.	265,873	4,435
	Ambassadors Group, Inc.	124,467	4,422
	Hearst-Argyle Television Inc.	183,494	4,422
	Big 5 Sporting Goods Corp.	171,152	4,364
*	Volcom, Inc.	86,677	4,345
*	^ Krispy Kreme Doughnuts, Inc.	467,551	4,330
*	^ Smith & Wesson Holding Corp.	254,339	4,260
	Warner Music Group Corp.	294,811	4,260
*	TiVo Inc.	729,899	4,226
	Westwood One, Inc.	582,462	4,188
*	Knology, Inc.	234,526	4,074
*	Lin TV Corp.	216,331	4,069
	The Buckle, Inc.	102,911	4,055
	The Marcus Corp.	170,423	4,049
	Fred’s, Inc.	301,484	4,034
*	Radio One, Inc. Class D	564,514	3,985
	Landry’s Restaurants, Inc.	131,007	3,964
	^ Superior Industries International, Inc.	179,593	3,908
	Churchill Downs, Inc.	74,331	3,893
	Monro Muffler Brake, Inc.	102,198	3,827
*	Hot Topic, Inc.	350,930	3,815
*	^ DSW Inc. Class A	109,393	3,809
*	Cox Radio, Inc.	262,879	3,743
	O’Charley’s Inc.	185,387	3,737

4

			Value
		Shares	($000)
*	GSI Commerce, Inc.	163,068	3,703
*	^ Blockbuster Inc. Class A	847,378	3,652
*	AFC Enterprises, Inc.	209,721	3,626
*	Retail Ventures, Inc.	223,933	3,612
*	Steak n Shake Co.	212,161	3,541
	bebe stores, inc.	220,855	3,536
	Courier Corp.	82,962	3,318
	Building Materials Holding Corp.	230,526	3,271
*	^ Avatar Holding, Inc.	42,233	3,249
	Monaco Coach Corp.	224,198	3,217
*	INVESTools Inc.	322,291	3,210
*	^ Jamba Inc.	349,905	3,198
*	^ Build-A-Bear-Workshop, Inc.	122,191	3,194
*	Vertrue Inc.	65,210	3,181
	Lithia Motors, Inc.	125,396	3,178
	Gray Television, Inc.	337,264	3,126
	^ Martha Stewart Living Omnimedia, Inc.	181,489	3,122
*	Denny’s Corp.	700,266	3,116
*	Great Wolf Resorts, Inc.	218,130	3,108
	^ Brookfield Homes Corp.	105,423	3,067
	Coinmach Service Corp. Class A	231,235	3,059
	^ Tuesday Morning Corp.	246,521	3,047
	Finish Line, Inc.	333,995	3,043
*	Fisher Communications, Inc.	59,364	3,015
	Nautilus Inc.	249,408	3,003
*	Citi Trends Inc.	77,876	2,956
*	^ Trump Entertainment Resorts, Inc.	233,630	2,932
*	ValueVision Media, Inc.	255,236	2,889
*	MTR Gaming Group Inc.	185,521	2,857
	Sauer-Danfoss, Inc.	94,780	2,821
*	MarineMax, Inc.	139,742	2,798
	Kimball International, Inc. Class B	197,500	2,767
	Stein Mart, Inc.	224,715	2,755
	Sun-Times Media Group, Inc.	522,294	2,742
	FTD Group, Inc.	146,032	2,688
	^ M/I Homes, Inc.	99,227	2,639
*	Peet’s Coffee & Tea Inc.	107,055	2,637
*	^ Isle of Capri Casinos, Inc.	108,851	2,608
*	Leapfrog Enterprises, Inc.	253,547	2,599
	World Wrestling Entertainment, Inc.	155,901	2,493
*	A.C. Moore Arts & Crafts, Inc.	127,101	2,492
*	Monarch Casino & Resort, Inc.	90,868	2,440
*	^ True Religion Apparel, Inc.	118,665	2,412
*	Harris Interactive Inc.	448,673	2,400
*	PRIMEDIA Inc.	838,692	2,390
	^ Emmis Communications, Inc.	257,036	2,367
*	^ Cumulus Media Inc.	253,008	2,366
*	Ruth’s Chris Steak House	138,304	2,350
	CSS Industries, Inc.	59,016	2,338
*	BJ’s Restaurants Inc.	118,238	2,334
	GateHouse Media, Inc.	124,306	2,306
	Bon-Ton Stores, Inc.	55,882	2,239
	Kenneth Cole Productions, Inc.	90,300	2,230
*	New York & Co., Inc.	201,240	2,206
*	Core-Mark Holding Co., Inc.	60,582	2,180

5

			Market
			Value
		Shares	($000)
*	Blockbuster Inc. Class B	548,553	2,145
*	Stamps.com Inc.	153,530	2,116
*	^ Source Interlink Cos., Inc.	412,253	2,053
*	Shutterfly, Inc.	94,147	2,029
*	Bluegreen Corp.	169,725	1,984
*	^ Overstock.com, Inc.	106,540	1,946
*	Playboy Enterprises, Inc. Class B	168,607	1,910
*	1-800-FLOWERS.COM, Inc.	202,395	1,909
	Triarc Cos., Inc. Class A	119,459	1,896
	Arctic Cat, Inc.	93,825	1,858
*	Town Sports International Holdings, Inc.	92,811	1,793
	^ Systemax Inc.	83,528	1,738
	Dover Downs Gaming & Entertainment, Inc.	112,228	1,685
*	^ iRobot Corp.	84,751	1,682
*	^ Heelys Inc.	64,371	1,665
*	^ Conn’s, Inc.	56,619	1,617
*	Capella Education Co.	33,047	1,521
	Journal Register Co.	310,335	1,390
*	Spanish Broadcasting System, Inc.	319,170	1,372
*	^ Raser Technologies, Inc.	182,630	1,350
*	^ Palm Harbor Homes, Inc.	81,495	1,153
	Deb Shops, Inc.	39,831	1,101
	Salem Communications Corp.	90,323	1,002
*	Magna Entertainment Corp. Class A	315,439	921
	Marine Products Corp.	105,325	867
*	Radio One, Inc.	17,737	125
*	ProQuest Co.	178	2
			2,339,284
Consumer Staples (3.3%)
	J.M. Smucker Co.	428,659	27,288
*	^ Rite Aid Corp.	4,227,638	26,972
	Corn Products International, Inc.	589,675	26,801
	Church & Dwight, Inc.	518,209	25,112
*	^ Winn-Dixie Stores, Inc.	788,980	23,117
*	Hansen Natural Corp.	536,401	23,055
*	NBTY, Inc.	453,908	19,609
	Del Monte Foods Co.	1,596,884	19,418
*	BJ’s Wholesale Club, Inc.	515,777	18,583
	Alberto-Culver Co.	630,021	14,944
	Flowers Foods, Inc.	434,727	14,502
	Pilgrim’s Pride Corp.	343,080	13,095
	Longs Drug Stores, Inc.	237,403	12,468
	Universal Corp. (VA)	204,434	12,454
	Herbalife Ltd.	311,678	12,358
*	Ralcorp Holdings, Inc.	201,108	10,749
	Casey’s General Stores, Inc.	360,286	9,821
	Ruddick Corp.	301,692	9,087
*	Performance Food Group Co.	276,781	8,993
*	^ Central European Distribution Corp.	258,115	8,936
*	United Natural Foods, Inc.	319,787	8,500
*	Hain Celestial Group, Inc.	309,649	8,404
*	The Pantry, Inc.	180,271	8,310
*	^ Chattem, Inc.	125,379	7,947
	Lancaster Colony Corp.	189,654	7,945
	Nu Skin Enterprises, Inc.	459,157	7,576

6

			Market
			Value
		Shares	($000)
	Seaboard Corp.	3,013	7,065
*	Alliance One International, Inc.	691,984	6,954
*	Playtex Products, Inc.	451,950	6,693
*	TreeHouse Foods Inc.	248,345	6,608
	Sanderson Farms, Inc.	143,401	6,456
*	^ Chiquita Brands International, Inc.	334,545	6,343
	^ Vector Group Ltd.	248,499	5,599
	^ The Andersons, Inc.	118,779	5,384
	Nash-Finch Co.	106,288	5,261
*	^ The Great Atlantic & Pacific Tea Co., Inc.	148,241	4,972
*	Elizabeth Arden, Inc.	202,078	4,902
	Tootsie Roll Industries, Inc.	173,778	4,815
	J & J Snack Foods Corp.	117,178	4,422
	Lance, Inc.	183,633	4,326
	WD-40 Co.	128,325	4,218
*	Central Garden & Pet Co. Class A	359,101	4,212
	Reddy Ice Holdings, Inc.	138,345	3,946
*	^ Wild Oats Markets Inc.	234,306	3,927
*	Prestige Brands Holdings Inc.	277,723	3,605
*	^ American Oriental Bioengineering, Inc.	401,190	3,571
*	Pathmark Stores, Inc.	269,058	3,487
	Weis Markets, Inc.	85,716	3,472
*	^ USANA Health Sciences, Inc.	77,519	3,468
	Ingles Markets, Inc.	97,149	3,347
*	Boston Beer Co., Inc. Class A	75,043	2,953
*	^ Jones Soda Co.	191,655	2,687
*	Central Garden and Pet Co.	174,049	2,134
*	^ Spectrum Brands Inc.	304,685	2,063
	^ Mannatech, Inc.	125,590	1,996
	Alico, Inc.	29,183	1,780
	Coca-Cola Bottling Co.	31,568	1,588
*	Revlon, Inc. Class A	1,117,465	1,531
	Farmer Brothers, Inc.	57,319	1,297
*	National Beverage Corp.	89,525	1,030
			522,156
Energy (7.4%)
	Frontier Oil Corp.	876,461	38,363
*	Denbury Resources, Inc.	953,329	35,750
	Tidewater Inc.	433,758	30,745
	Helmerich & Payne, Inc.	835,648	29,599
*	Plains Exploration & Production Co.	609,362	29,134
	Holly Corp.	379,089	28,125
*	Helix Energy Solutions Group, Inc.	704,524	28,118
	Cabot Oil & Gas Corp.	760,697	28,055
*	Superior Energy Services, Inc.	675,136	26,951
*	Forest Oil Corp.	620,673	26,230
*	Kinder Morgan Management, LLC	493,777	25,627
*	Dresser Rand Group, Inc.	611,216	24,143
*	Unit Corp.	367,706	23,132
*	Oceaneering International, Inc.	430,699	22,672
*	Todco Class A	458,607	21,651
*	Petrohawk Energy Corp.	1,338,081	21,222
	Overseas Shipholding Group Inc.	251,281	20,454
*	Core Laboratories N.V.	199,407	20,278
*	Global Industries Ltd.	737,566	19,782

7

			Market
			Value
		Shares	($000)
*	Quicksilver Resources, Inc.	400,471	17,853
*	Hanover Compressor Co.	737,120	17,580
*	Universal Compression Holdings, Inc.	241,619	17,510
*	SEACOR Holdings Inc.	184,815	17,254
	Massey Energy Co.	638,963	17,028
*	^ Cheniere Energy, Inc.	415,485	16,117
*	TETRA Technologies, Inc.	570,232	16,081
	St. Mary Land & Exploration Co.	435,294	15,940
*	Mariner Energy Inc.	652,025	15,812
*	Oil States International, Inc.	374,555	15,484
*	Atwood Oceanics, Inc.	222,147	15,244
*	USEC Inc.	692,591	15,223
*	W-H Energy Services, Inc.	239,427	14,823
	Foundation Coal Holdings, Inc.	361,279	14,682
	Western Refining, Inc.	243,873	14,096
*	Whiting Petroleum Corp.	334,147	13,540
*	Grey Wolf, Inc.	1,489,215	12,271
*	Dril-Quip, Inc.	269,001	12,092
	Penn Virginia Corp.	296,886	11,935
*	EXCO Resources, Inc.	661,949	11,544
	Berry Petroleum Class A	301,091	11,345
	Atlas America, Inc.	207,232	11,135
*	Encore Acquisition Co.	400,318	11,129
*	^ Delta Petroleum Corp.	513,920	10,320
*	Comstock Resources, Inc.	342,462	10,264
*	Swift Energy Co.	234,454	10,025
*	Parker Drilling Co.	864,481	9,112
	World Fuel Services Corp.	213,815	8,993
*	Input/Output, Inc.	570,963	8,913
*	Bristow Group, Inc.	177,139	8,777
*	Complete Production Services, Inc.	336,657	8,703
*	Rosetta Resources, Inc.	403,024	8,681
*	Alpha Natural Resources, Inc.	412,639	8,579
*	^ Bill Barrett Corp.	227,376	8,374
*	^ ATP Oil & Gas Corp.	167,614	8,153
	Lufkin Industries, Inc.	121,450	7,840
*	Carrizo Oil & Gas, Inc.	185,362	7,687
*	Gulfmark Offshore, Inc.	143,879	7,369
*	Hornbeck Offshore Services, Inc.	185,945	7,207
*	Stone Energy Corp.	209,798	7,188
*	^ Hercules Offshore, Inc.	216,021	6,995
	CARBO Ceramics Inc.	154,933	6,788
	W&T Offshore, Inc.	241,054	6,747
*	Arena Resources, Inc.	110,585	6,426
	^ Crosstex Energy, Inc.	218,684	6,283
*	Parallel Petroleum Corp.	282,577	6,188
*	^ International Coal Group, Inc.	1,032,151	6,172
	General Maritime Corp.	225,305	6,034
*	Pioneer Drilling Co.	393,890	5,873
*	^ Willbros Group, Inc.	192,497	5,713
*	NATCO Group Inc.	123,846	5,702
*	Petroleum Development Corp.	117,179	5,564
*	Newpark Resources, Inc.	709,515	5,499
*	^ Enbridge Energy Management LLC	90,219	5,020
*	Trico Marine Services, Inc.	117,356	4,798

8

			Market
			Value
		Shares	($000)
*	^ US BioEnergy Corp.	420,488	4,777
*	^ Warren Resources Inc.	408,368	4,770
*	PetroQuest Energy, Inc.	323,480	4,703
	RPC Inc.	269,960	4,600
*	Matrix Service Co.	182,413	4,533
*	^ Aventine Renewable Energy Holdings, Inc.	249,115	4,227
	Alon USA Energy, Inc.	92,867	4,087
*	^ Allis-Chalmers Energy Inc.	176,585	4,060
*	^ Basic Energy Services Inc.	151,982	3,886
*	^ Goodrich Petroleum Corp.	109,917	3,806
*	Energy Partners, Ltd.	225,236	3,759
*	^ Evergreen Energy, Inc.	619,829	3,738
*	Horizon Offshore, Inc.	192,878	3,703
*	Harvest Natural Resources, Inc.	302,458	3,602
*	^ Pacific Ethanol, Inc.	255,908	3,378
*	^ Cal Dive International, Inc.	199,195	3,313
*	Superior Well Services, Inc.	125,919	3,200
	MarkWest Hydrocarbon, Inc.	52,279	3,002
*	Veneco Inc.	156,193	2,916
*	Bois d’Arc Energy, Inc.	158,248	2,695
	Delek US Holdings, Inc.	100,944	2,690
*	^ Rentech, Inc.	1,012,189	2,622
*	^ Bronco Drilling Co., Inc.	158,459	2,600
*	^ VeraSun Energy Corp.	179,255	2,596
*	^ McMoRan Exploration Co.	179,753	2,517
*	^ Oilsands Quest, Inc.	931,678	2,301
*	The Meridian Resource Corp.	707,188	2,136
*	Brigham Exploration Co.	343,122	2,014
*	^ GeoGlobal Resources Inc.	262,697	1,337
*	^ SulphCo, Inc.	345,384	1,247
	Penn Virginia GP Holdings LP	26,472	824
			1,171,375
Financials (18.8%)
	Jones Lang LaSalle Inc.	290,122	32,929
*	^ Affiliated Managers Group, Inc.	239,823	30,880
	Annaly Mortgage Management Inc. REIT	2,028,429	29,250
	Rayonier Inc. REIT	608,909	27,486
	Health Care Inc. REIT	625,178	25,232
*	Conseco, Inc.	1,207,007	25,214
	^ Thornburg Mortgage, Inc. REIT	942,324	24,670
	BRE Properties Inc. Class A REIT	400,650	23,755
	Mack-Cali Realty Corp. REIT	534,335	23,238
	Sky Financial Group, Inc.	831,926	23,177
	Essex Property Trust, Inc. REIT	198,088	23,038
	Cullen/Frost Bankers, Inc.	427,939	22,882
	Raymond James Financial, Inc.	737,783	22,797
	Alexandria Real Estate Equities, Inc. REIT	232,622	22,522
	StanCorp Financial Group, Inc.	425,338	22,322
	Arthur J. Gallagher & Co.	779,292	21,727
	Jefferies Group, Inc.	802,749	21,658
	Wilmington Trust Corp.	516,509	21,440
	Ohio Casualty Corp.	484,561	20,986
	Taubman Co. REIT	420,536	20,863
	^ Valley National Bancorp	913,917	20,554
	Bank of Hawaii Corp.	394,867	20,391

9

			Market
			Value
		Shares	($000)
	Realty Income Corp. REIT	793,294	19,983
*	Philadelphia Consolidated Holding Corp.	475,800	19,888
	Fulton Financial Corp.	1,378,697	19,881
	The Hanover Insurance Group Inc.	405,383	19,779
	Webster Financial Corp.	446,223	19,040
	Brandywine Realty Trust REIT	666,193	19,040
	East West Bancorp, Inc.	486,691	18,923
	Aspen Insurance Holdings Ltd.	665,048	18,668
	Nationwide Health Properties, Inc. REIT	671,522	18,265
	Kilroy Realty Corp. REIT	257,466	18,239
	Douglas Emmett, Inc. REIT	730,739	18,078
	Post Properties, Inc. REIT	346,221	18,049
	International Securities Exchange, Inc.	274,843	17,961
	Endurance Specialty Holdings Ltd.	447,124	17,903
	CBL & Associates Properties, Inc. REIT	493,392	17,787
	Crescent Real Estate, Inc. REIT	775,774	17,408
	HRPT Properties Trust REIT	1,669,634	17,364
	Waddell & Reed Financial, Inc.	667,443	17,360
	Allied World Assurance Holdings, Ltd.	335,478	17,193
	Apollo Investment Corp.	794,621	17,100
	Washington Federal Inc.	694,182	16,876
*	Alleghany Corp.	41,168	16,735
	Platinum Underwriters Holdings, Ltd.	474,068	16,474
	^ IndyMac Bancorp, Inc.	563,119	16,426
	Highwood Properties, Inc. REIT	423,387	15,877
	Montpelier Re Holdings Ltd.	843,426	15,637
	Whitney Holdings Corp.	497,638	14,979
*	Investment Technology Group, Inc.	345,680	14,978
	Reinsurance Group of America, Inc.	243,905	14,693
	Digital Realty Trust, Inc. REIT	387,704	14,609
*	SVB Financial Group	272,146	14,454
	Delphi Financial Group, Inc.	344,964	14,426
	UCBH Holdings, Inc.	788,532	14,406
	DCT Industrial Trust Inc.	1,338,689	14,404
	First Midwest Bancorp, Inc.	397,362	14,110
	Commerce Group, Inc.	404,420	14,041
	Zenith National Insurance Corp.	293,868	13,838
	BancorpSouth, Inc.	565,391	13,829
	First Industrial Realty Trust REIT	356,268	13,809
	LaSalle Hotel Properties REIT	317,813	13,799
	Home Properties, Inc. REIT	261,263	13,567
	The South Financial Group, Inc.	598,090	13,541
	Senior Housing Properties Trust REIT	664,714	13,527
	Strategic Hotels and Resorts, Inc. REIT	598,112	13,452
	DiamondRock Hospitality Co. REIT	699,255	13,342
	FirstMerit Corp.	636,639	13,325
	Corporate Office Properties Trust, Inc. REIT	323,572	13,270
	Potlatch Corp. REIT	308,140	13,265
*	ProAssurance Corp.	237,704	13,233
*	Knight Capital Group, Inc. Class A	790,630	13,124
	IPC Holdings Ltd.	404,271	13,054
	BioMed Realty Trust, Inc. REIT	519,488	13,050
	National Financial Partners Corp.	281,625	13,042
	Sunstone Hotel Investors, Inc. REIT	457,719	12,995
	Pennsylvania REIT	292,956	12,987

10

			Market
			Value
		Shares	($000)
	LandAmerica Financial Group, Inc.	133,995	12,929
	The Phoenix Cos., Inc.	858,476	12,886
	Assured Guaranty Ltd.	435,673	12,878
	Chittenden Corp.	363,497	12,704
	Colonial Properties Trust REIT	346,944	12,646
	First Community Bancorp	218,947	12,526
	Spirit Finance Corp. REIT	853,605	12,428
	Hilb, Rogal and Hamilton Co.	287,711	12,331
	Selective Insurance Group	455,599	12,247
	FelCor Lodging Trust, Inc. REIT	467,800	12,177
	Washington REIT	357,765	12,164
	MAF Bancorp, Inc.	221,784	12,034
	NewAlliance Bancshares, Inc.	812,175	11,955
	Umpqua Holdings Corp.	503,463	11,836
	First Republic Bank	219,650	11,786
	Cathay General Bancorp	349,700	11,729
	National Retail Properties REIT	518,746	11,340
	Entertainment Properties Trust REIT	210,439	11,317
	Greater Bay Bancorp	405,382	11,286
	Sterling Financial Corp.	384,838	11,137
	Citizens Banking Corp.	601,555	11,008
	^ Downey Financial Corp.	166,130	10,961
	First Niagara Financial Group, Inc.	836,701	10,961
	Lexington Realty Trust REIT	519,398	10,803
	^ Westamerica Bancorporation	244,121	10,800
	American Financial Realty Trust REIT	1,035,270	10,684
	UMB Financial Corp.	288,748	10,646
	International Bancshares Corp.	412,881	10,578
	Healthcare Realty Trust Inc. REIT	380,270	10,564
	Newcastle Investment Corp. REIT	418,838	10,500
	Ashford Hospitality Trust REIT	876,765	10,311
	Maguire Properties, Inc. REIT	298,479	10,247
	Equity Inns, Inc. REIT	435,493	9,755
	Odyssey Re Holdings Corp.	226,691	9,723
	Mid-America Apartment Communities, Inc. REIT	185,108	9,714
	Pacific Capital Bancorp	357,298	9,640
	Trustmark Corp.	372,404	9,630
	^ Redwood Trust, Inc. REIT	197,852	9,572
	United Bankshares, Inc.	294,617	9,369
	Equity Lifestyle Properties, Inc. REIT	179,397	9,363
	Max Re Capital Ltd.	329,949	9,338
	Highland Hospitality Corp. REIT	485,576	9,323
	Cash America International Inc.	235,094	9,321
	Tanger Factory Outlet Centers, Inc. REIT	246,306	9,224
	R.L.I. Corp.	164,824	9,222
	Prosperity Bancshares, Inc.	277,814	9,101
*	GFI Group Inc.	124,904	9,053
	Cousins Properties, Inc. REIT	307,011	8,906
	Security Capital Assurance, Ltd.	285,564	8,815
	Ares Capital Corp.	521,731	8,791
	Inland Real Estate Corp. REIT	512,121	8,696
	^ Greenhill & Co., Inc.	124,873	8,580
	Provident Bankshares Corp.	260,275	8,532
	Wintrust Financial Corp.	192,331	8,434
	Omega Healthcare Investors, Inc. REIT	527,179	8,345

11

			Market
			Value
		Shares	($000)
	Susquehanna Bancshares, Inc.	370,461	8,287
	optionsXpress Holdings Inc.	321,956	8,261
*	Piper Jaffray Cos., Inc.	147,843	8,239
	EastGroup Properties, Inc. REIT	187,915	8,234
	First Citizens BancShares Class A	41,788	8,124
	MB Financial, Inc.	232,893	8,091
	PS Business Parks, Inc. REIT	126,997	8,048
	Central Pacific Financial Co.	243,578	8,041
	F.N.B. Corp.	479,535	8,027
	Argonaut Group, Inc.	257,033	8,022
	Infinity Property & Casualty Corp.	157,841	8,007
	Extra Space Storage Inc. REIT	484,947	8,002
	Old National Bancorp	475,083	7,891
	MCG Capital Corp.	491,124	7,868
	Boston Private Financial Holdings, Inc.	289,962	7,791
	RAIT Financial Trust REIT	296,111	7,705
	Sovran Self Storage, Inc. REIT	159,815	7,697
	Provident Financial Services Inc.	484,629	7,638
	^ Portfolio Recovery Associates, Inc.	126,442	7,589
*	Signature Bank	222,238	7,578
	Glacier Bancorp, Inc.	372,323	7,577
	Alabama National BanCorporation	122,339	7,565
	^ American Home Mortgage Investment Corp. REIT	409,403	7,525
*	^ First Federal Financial Corp.	131,905	7,483
	Municipal Mortgage & Equity, L.L.C.	305,134	7,439
	^ Park National Corp.	87,668	7,433
	Equity One, Inc. REIT	290,859	7,431
	Glimcher Realty Trust REIT	292,643	7,316
	^ Frontier Financial Corp.	324,514	7,311
	Hancock Holding Co.	194,070	7,287
	Horace Mann Educators Corp.	342,287	7,270
	United Community Banks, Inc.	271,792	7,037
	Advance America, Cash Advance Centers, Inc.	378,976	6,723
	^ Friedman, Billings, Ramsey Group, Inc. REIT	1,216,959	6,645
	Capitol Federal Financial	176,525	6,517
	^ Franklin Street Properties Corp. REIT	393,859	6,514
*	Alexander’s, Inc. REIT	15,957	6,451
	Sterling Bancshares, Inc.	564,047	6,379
	U-Store-It Trust REIT	386,927	6,342
	Advanta Corp. Class B	199,905	6,225
	Acadia Realty Trust REIT	239,552	6,216
	Financial Federal Corp.	205,446	6,126
	First BanCorp Puerto Rico	546,343	6,004
	National Penn Bancshares Inc.	359,374	5,994
*	Universal American Financial Corp.	281,055	5,981
	National Health Investors REIT	187,150	5,936
	Parkway Properties Inc. REIT	123,134	5,914
	Anthracite Capital Inc. REIT	503,081	5,886
	^ TrustCo Bank NY	595,684	5,885
	NorthStar Realty Finance Corp. REIT	465,965	5,829
	United Fire & Casualty Co.	164,549	5,822
	NBT Bancorp, Inc.	257,226	5,803
	Hanmi Financial Corp.	338,277	5,771
	^ First Commonwealth Financial Corp.	527,568	5,761
*	Navigators Group, Inc.	106,114	5,720

12

			Market
			Value
		Shares	($000)
	Community Banks, Inc.	177,020	5,704
	^ Fremont General Corp.	525,485	5,654
	S & T Bancorp, Inc.	171,303	5,636
	CVB Financial Corp.	501,601	5,578
*	^ Investors Bancorp, Inc.	415,093	5,575
	Stewart Information Services Corp.	136,295	5,429
*	Dollar Financial Corp.	188,937	5,385
*	World Acceptance Corp.	125,216	5,350
	Brookline Bancorp, Inc.	464,095	5,342
	City Holding Co.	139,227	5,337
	Cohen & Steers, Inc.	122,275	5,313
*	First Cash Financial Services, Inc.	225,189	5,278
	BankUnited Financial Corp.	261,958	5,258
	Bank Mutual Corp.	454,918	5,245
	Amcore Financial, Inc.	180,538	5,234
	Tower Group, Inc.	162,055	5,170
	Medical Properties Trust Inc. REIT	390,647	5,168
	American Campus Communities, Inc. REIT	181,787	5,143
	First Charter Corp.	259,983	5,062
*	^ Stifel Financial Corp.	84,408	4,971
	PFF Bancorp, Inc.	175,652	4,906
	Cedar Shopping Centers, Inc. REIT	341,503	4,901
*	Move, Inc.	1,087,356	4,871
	First Financial Bankshares, Inc.	124,356	4,826
	OneBeacon Insurance Group Ltd.	190,505	4,825
	American Equity Investment Life Holding Co.	399,376	4,824
	Crystal River Capital Inc. REIT	198,604	4,822
	Ramco-Gershenson Properties Trust REIT	131,533	4,726
	Calamos Asset Management, Inc.	183,911	4,699
	Midland Co.	98,868	4,641
	Chemical Financial Corp.	177,195	4,584
	MFA Mortgage Investments, Inc. REIT	628,462	4,575
	Westbanco Inc.	153,756	4,536
	Community Bank System, Inc.	225,793	4,520
	Deerfield Triarc Capital Corp. REIT	307,632	4,501
	21st Century Insurance Group	205,743	4,498
	National Western Life Insurance Co. Class A	17,756	4,491
	Safety Insurance Group, Inc.	108,168	4,478
	Alfa Corp.	286,968	4,468
	First Potomac REIT	191,218	4,453
	Kite Realty Group Trust REIT	228,918	4,354
*	^ KBW Inc.	145,638	4,279
	Gramercy Capital Corp. REIT	153,910	4,239
	^ Corus Bankshares Inc.	244,185	4,215
*	MarketAxess Holdings, Inc.	231,595	4,166
	^ PrivateBancorp, Inc.	144,382	4,158
	SWS Group, Inc.	192,286	4,157
*	Texas Capital Bancshares, Inc.	185,987	4,157
	Northwest Bancorp, Inc.	158,952	4,155
*	United America Indemnity, Ltd.	165,783	4,123
	Provident New York Bancorp, Inc.	305,146	4,123
*	^ CompuCredit Corp.	117,538	4,116
*	^ Tejon Ranch Co.	93,083	4,114
*	PICO Holdings, Inc.	94,528	4,089
	Sun Communities, Inc. REIT	137,111	4,082

13

			Market
			Value
		Shares	($000)
	Amtrust Financial Services Inc.	214,109	4,023
*	Ocwen Financial Corp.	300,126	4,001
	First Financial Bancorp	266,212	3,991
	FBL Financial Group, Inc. Class A	101,426	3,988
	Arbor Realty Trust, Inc. REIT	152,243	3,929
	^ Cascade Bancorp	168,438	3,898
*	Affordable Residential Communities	326,003	3,853
	Anchor Bancorp Wisconsin Inc.	146,781	3,844
	^ Luminent Mortgage Capital, Inc. REIT	378,297	3,817
	Nelnet, Inc.	154,689	3,781
	Harleysville Group, Inc.	113,255	3,778
*	Triad Guaranty, Inc.	94,502	3,773
	Saul Centers, Inc. REIT	82,420	3,738
	Columbia Banking System, Inc.	127,394	3,726
	Capital Lease Funding, Inc. REIT	345,162	3,710
	Sandy Spring Bancorp, Inc.	117,553	3,696
	TierOne Corp.	122,646	3,692
	^ Investors Real Estate Trust REIT	356,986	3,688
	Flagstar Bancorp, Inc.	302,604	3,646
	IBERIABANK Corp.	73,154	3,617
	Getty Realty Holding Corp. REIT	137,432	3,612
*	Nexcen Brands, Inc.	323,417	3,603
	West Coast Bancorp	117,810	3,580
	^ Enstar Group Ltd.	29,643	3,578
	Harleysville National Corp.	218,584	3,524
*	Western Alliance Bancorp	117,981	3,522
*	Centennial Bank Holdings Inc.	415,308	3,518
	Community Trust Bancorp Inc.	108,413	3,502
	State Auto Financial Corp.	113,949	3,493
	Presidential Life Corp.	175,391	3,448
	LTC Properties, Inc. REIT	149,592	3,403
*	American Physicians Capital, Inc.	83,239	3,371
	Gamco Investors Inc. Class A	59,993	3,363
	Capital Southwest Corp.	21,549	3,357
	City Bank Lynnwood (WA)	105,381	3,321
	Independent Bank Corp. (MA)	111,658	3,298
	WSFS Financial Corp.	50,389	3,297
*	EZCORP, Inc.	247,702	3,280
	Anworth Mortgage Asset Corp. REIT	362,075	3,277
	BankAtlantic Bancorp, Inc. Class A	379,699	3,269
	First State Bancorporation	153,466	3,267
*	^ LaBranche & Co. Inc.	436,978	3,225
	First Merchants Corp.	132,449	3,183
	Bristol West Holdings, Inc.	140,565	3,144
	^ ASTA Funding, Inc.	81,494	3,132
	Capital Trust Class A REIT	89,787	3,065
	GMH Communities Trust REIT	313,213	3,035
	Education Realty Trust, Inc. REIT	212,984	2,988
	Nara Bancorp, Inc.	186,459	2,970
	Capitol Bancorp Ltd.	108,448	2,964
	First Financial Holdings, Inc.	90,559	2,962
	Universal Health Realty Income REIT	88,921	2,961
	Partners Trust Financial Group, Inc.	280,836	2,949
	KNBT Bancorp Inc.	200,154	2,942
	First Place Financial Corp.	138,551	2,926

14

			Market
			Value
		Shares	($000)
	JER Investors Trust Inc. REIT	194,042	2,911
	BankFinancial Corp.	185,511	2,866
	Independent Bank Corp. (MI)	162,520	2,797
	Bank of the Ozarks, Inc.	99,508	2,773
	Renasant Corp.	121,460	2,762
	^ Capital City Bank Group, Inc.	88,126	2,762
	Banner Corp.	80,973	2,758
	Integra Bank Corp.	127,538	2,738
	Old Second Bancorp, Inc.	93,666	2,731
	Dime Community Bancshares	206,198	2,720
	Washington Trust Bancorp, Inc.	106,834	2,693
*	Franklin Bank Corp.	178,253	2,656
	^ Impac Mortgage Holdings, Inc. REIT	573,908	2,646
*	CNA Surety Corp.	138,930	2,627
	W Holding Co., Inc.	979,657	2,586
	Resource America, Inc.	123,928	2,554
	CoBiz Inc.	140,918	2,553
	^ First Busey Corp.	127,713	2,553
*	PXRE Group Ltd.	545,779	2,532
	Simmons First National Corp.	90,387	2,494
*	Tradestation Group Inc.	213,394	2,486
	^ Seacoast Banking Corp. of Florida	113,004	2,458
	First Source Corp.	98,193	2,447
*	Penson Worldwide, Inc.	98,942	2,427
	Omega Financial Corp.	89,811	2,415
	Advanta Corp. Class A	84,415	2,398
*	^ Virginia Commerce Bancorp, Inc.	141,754	2,397
	First Community Bancshares, Inc.	76,242	2,378
	TriCo Bancshares	105,963	2,369
	First Indiana Corp.	106,603	2,358
	Irwin Financial Corp.	156,288	2,340
*	^ Accredited Home Lenders Holding Co.	170,413	2,330
	First Financial Corp. (IN)	79,130	2,323
	Union Bankshares Corp.	100,092	2,322
	S.Y. Bancorp, Inc.	97,422	2,315
	Sterling Bancorp	141,084	2,262
	^ Heartland Financial USA, Inc.	92,497	2,248
	Yardville National Bancorp	65,741	2,245
	BancFirst Corp.	49,953	2,139
	Urstadt Biddle Properties Class A REIT	125,593	2,136
	Sterling Financial Corp. (PA)	200,151	2,106
	^ Lakeland Bancorp, Inc.	157,332	2,093
	United Community Financial Corp.	208,986	2,086
	Tompkins Trustco, Inc.	54,700	2,046
	^ Midwest Banc Holdings, Inc.	139,381	2,021
*	Scottish Re Group Ltd.	408,616	1,998
	James River Group Inc.	59,879	1,990
	U.S.B. Holding Co., Inc.	103,498	1,973
	Univest Corp. of Pennsylvania	87,452	1,969
	Kearny Financial Corp.	143,447	1,934
	Great Southern Bancorp, Inc.	70,494	1,907
*	Thomas Weisel Partners Group, Inc.	102,130	1,700
	Wilshire Bancorp Inc.	138,936	1,692
	Center Financial Corp.	99,116	1,677
*	Primus Guaranty, Ltd.	154,788	1,659

15

			Market
			Value
		Shares	($000)
*	^ Oritani Financial Corp.	112,629	1,609
*	Asset Acceptance Capital Corp.	90,889	1,609
*	^ Credit Acceptance Corp.	59,636	1,600
	ViewPoint Financial Group	92,089	1,585
*	NewStar Financial, Inc.	109,377	1,556
	Baldwin & Lyons, Inc. Class B	59,257	1,540
*	First Acceptance Corp.	149,743	1,521
	Donegal Group Inc. Class A	93,302	1,390
	Taylor Capital Group, Inc.	48,562	1,337
*	Wauwatosa Holdings, Inc.	78,716	1,302
	^ Roma Financial Corp.	77,911	1,291
*	^ eHealth, Inc.	66,582	1,271
	Republic Bancorp, Inc. Class A	72,001	1,195
*	Darwin Professional Underwriters, Inc.	47,219	1,189
	National Interstate Corp.	45,564	1,188
*	^ ACA Capital Holdings Inc.	86,822	1,033
	Crawford & Co. Class B	84,508	571
	Urstadt Biddle Properties REIT	23,513	420
*	CSF Holdings Inc. Contingent Litigation Rights	29,125	—
			2,966,783
Health Care (10.2%)
*	Cytyc Corp.	894,785	38,574
	Dade Behring Holdings Inc.	681,864	36,221
	PerkinElmer, Inc.	976,436	25,446
*	VCA Antech, Inc.	663,298	25,000
*	Gen-Probe Inc.	413,624	24,991
*	ResMed Inc.	604,109	24,926
*	WellCare Health Plans Inc.	275,065	24,896
*	Respironics, Inc.	579,896	24,698
	Universal Health Services Class B	398,709	24,521
*	IDEXX Laboratories Corp.	248,638	23,529
*	^ Hologic, Inc.	418,690	23,158
*	Edwards Lifesciences Corp.	460,056	22,699
*	PDL BioPharma Inc.	915,320	21,327
*	Pediatrix Medical Group, Inc.	385,400	21,255
*	Ventana Medical Systems, Inc.	264,811	20,462
*	^ Illumina, Inc.	474,715	19,269
	Cooper Cos., Inc.	354,200	18,886
*	Sierra Health Services, Inc.	431,299	17,933
*	HLTH Corp.	1,234,562	17,296
*	Kyphon Inc.	355,622	17,123
*	Techne Corp.	297,286	17,008
*	LifePoint Hospitals, Inc.	432,837	16,742
*	^ OSI Pharmaceuticals, Inc.	454,220	16,447
*	Advanced Medical Optics, Inc.	469,746	16,385
*	Inverness Medical Innovations, Inc.	320,355	16,345
	STERIS Corp.	513,791	15,722
*	Psychiatric Solutions, Inc.	423,056	15,340
*	Immucor Inc.	537,286	15,028
*	Sunrise Senior Living, Inc.	359,432	14,374
*	MGI Pharma, Inc.	627,593	14,039
*	Magellan Health Services, Inc.	299,520	13,919
*	Varian, Inc.	244,832	13,424
*	Affymetrix, Inc.	538,149	13,395
	Medicis Pharmaceutical Corp.	436,425	13,328

16

			Market
			Value
		Shares	($000)
*	Medarex, Inc.	920,666	13,156
*	Healthways, Inc.	275,341	13,043
*	BioMarin Pharmaceutical Inc.	725,446	13,015
	Mentor Corp.	318,613	12,961
*	Myriad Genetics, Inc.	340,591	12,667
	Chemed Corp.	190,859	12,652
	Valeant Pharmaceuticals International	739,012	12,334
	Perrigo Co.	626,181	12,261
	West Pharmaceutical Services, Inc.	259,816	12,250
*	^ United Therapeutics Corp.	184,408	11,758
*	Onyx Pharmaceuticals, Inc.	433,039	11,649
*	Alkermes, Inc.	797,851	11,649
*	Alexion Pharmaceuticals, Inc.	257,777	11,615
*	Theravance, Inc.	361,924	11,582
*	^ HealthSouth Corp.	632,829	11,461
*	Haemonetics Corp.	213,778	11,247
	Owens & Minor, Inc. Holding Co.	319,690	11,170
*	Bio-Rad Laboratories, Inc. Class A	145,577	11,001
*	Dionex Corp.	152,949	10,858
*	Digene Corp.	178,493	10,719
*	Genesis Healthcare Corp.	155,546	10,642
*	^ Align Technology, Inc.	432,462	10,448
*	^ Allscripts Healthcare Solutions, Inc.	405,929	10,343
*	Adams Respiratory Therapeutics, Inc.	251,399	9,903
*	AMERIGROUP Corp.	413,518	9,842
*	PSS World Medical, Inc.	537,612	9,795
*	Apria Healthcare Group Inc.	338,500	9,739
*	^ American Medical Systems Holdings, Inc.	535,095	9,653
*	ArthroCare Corp.	214,081	9,400
*	Exelixis, Inc.	760,504	9,202
*	PAREXEL International Corp.	215,999	9,085
*	Human Genome Sciences, Inc.	1,000,339	8,923
	Alpharma, Inc. Class A	339,230	8,823
*	Cubist Pharmaceuticals, Inc.	435,031	8,574
*	inVentiv Health, Inc.	223,884	8,196
	Arrow International, Inc.	214,002	8,192
*	^ Integra LifeSciences Holdings	165,314	8,170
	Analogic Corp.	111,014	8,161
*	Par Pharmaceutical Cos. Inc.	285,392	8,057
*	Regeneron Pharmaceuticals, Inc.	448,285	8,033
	LCA-Vision Inc.	165,159	7,805
*	Kindred Healthcare, Inc.	253,242	7,780
*	^ LifeCell Corp.	253,847	7,752
*	Applera Corp.-Celera Genomics Group	620,412	7,693
*	ViroPharma Inc.	554,248	7,649
*	DJ Orthopedics Inc.	183,054	7,555
*	Eclipsys Corp.	374,441	7,414
*	Amedisys Inc.	203,830	7,405
*	Advanced Magnetics, Inc.	126,640	7,365
*	Centene Corp.	342,773	7,342
	PolyMedica Corp.	179,028	7,313
*	HealthExtras, Inc.	245,513	7,262
*	Nuvasive, Inc.	268,510	7,252
*	Xenoport Inc.	156,544	6,954
*	Thoratec Corp.	372,589	6,852

17

			Market
			Value
		Shares	($000)
*	^ Nektar Therapeutics	717,058	6,805
*	The Medicines Co.	382,930	6,747
*	Wright Medical Group, Inc.	276,544	6,670
*	Pharmion Corp.	229,690	6,650
*	^ Martek Biosciences Corp.	255,303	6,630
*	CONMED Corp.	222,060	6,502
*	Healthspring, Inc.	340,848	6,497
	Meridian Bioscience Inc.	296,085	6,413
*	Cepheid, Inc.	435,586	6,360
*	^ SurModics, Inc.	126,592	6,330
*	The TriZetto Group, Inc.	326,315	6,317
*	^ CV Therapeutics, Inc.	452,296	5,975
*	AMN Healthcare Services, Inc.	270,181	5,944
*	Sciele Pharma, Inc.	249,248	5,872
*	Isis Pharmaceuticals, Inc.	602,057	5,828
*	K-V Pharmaceutical Co. Class A	211,340	5,757
*	^ Sirona Dental Systems Inc.	151,629	5,736
*	AmSurg Corp.	237,575	5,735
*	Greatbatch, Inc.	174,732	5,661
*	^ InterMune Inc.	216,117	5,606
*	Orthofix International N.V.	117,079	5,265
*	Omnicell, Inc.	249,222	5,179
*	Matria Healthcare, Inc.	170,207	5,154
*	Savient Pharmaceuticals Inc.	413,319	5,133
*	Arena Pharmaceuticals, Inc.	444,813	4,888
*	^ Assisted Living Concepts Inc.	456,621	4,863
*	Palomar Medical Technologies, Inc.	133,368	4,629
*	^ Dendreon Corp.	648,295	4,590
*	Salix Pharmaceuticals, Ltd.	372,394	4,580
*	MedCath Corp.	143,209	4,554
*	Noven Pharmaceuticals, Inc.	193,397	4,535
*	ICU Medical, Inc.	105,417	4,527
*	^ Conceptus, Inc.	233,453	4,522
*	Pharmanet Development Group, Inc.	138,909	4,428
*	^ Emeritus Corp.	139,539	4,323
*	Zymogenetics, Inc.	294,412	4,301
	Invacare Corp.	231,921	4,251
*	Quidel Corp.	238,489	4,188
*	Tanox, Inc.	215,569	4,184
*	Gentiva Health Services, Inc.	206,169	4,136
*	SonoSite, Inc.	130,268	4,094
*	Cross Country Healthcare, Inc.	242,234	4,040
*	Symmetry Medical Inc.	250,768	4,015
	Datascope Corp.	103,480	3,961
	^ Ligand Pharmaceuticals Inc. Class B	566,203	3,895
*	PRA International	153,282	3,878
*	Progenics Pharmaceuticals, Inc.	177,392	3,826
*	^ Medivation Inc.	186,105	3,802
*	Kendle International Inc.	102,810	3,780
	Option Care, Inc.	245,335	3,778
*	^ MannKind Corp.	305,153	3,763
*	Res-Care, Inc.	176,469	3,731
*	^ Geron Corp.	526,803	3,709
*	^ ev3 Inc.	216,778	3,659
*	Incyte Corp.	598,845	3,593

18

			Market
			Value
		Shares	($000)
	Landauer, Inc.	72,083	3,550
*	^ Halozyme Therapeutics Inc	383,514	3,540
	Vital Signs, Inc.	62,953	3,497
*	Abaxis, Inc.	164,726	3,436
*	Neurocrine Biosciences, Inc.	300,832	3,378
*	Symbion, Inc.	155,562	3,377
*	Foxhollow Technologies Inc.	154,171	3,275
*	Enzo Biochem, Inc.	218,233	3,263
*	Odyssey Healthcare, Inc.	272,729	3,235
*	Volcano Corp.	159,600	3,226
*	Senomyx, Inc.	238,844	3,224
*	Keryx Biopharmaceuticals, Inc.	325,822	3,183
*	^ Alnylam Pharmaceuticals Inc.	205,630	3,124
*	Molina Healthcare Inc.	100,264	3,060
*	Luminex Corp.	247,352	3,045
*	eResearch Technology, Inc.	318,543	3,029
*	Bruker BioSciences Corp.	332,792	2,998
*	OraSure Technologies, Inc.	364,484	2,981
*	^ ARIAD Pharmaceuticals, Inc.	518,421	2,846
	Cambrex Corp.	212,367	2,818
*	Albany Molecular Research, Inc.	181,231	2,691
*	^ Cyberonics, Inc.	159,856	2,689
*	Radiation Therapy Services, Inc.	101,346	2,669
*	Omrix Biopharmaceuticals, Inc.	84,501	2,658
	National Healthcare Corp.	48,815	2,519
*	Merit Medical Systems, Inc.	206,859	2,474
*	^ Akorn, Inc.	321,585	2,248
*	^ Nabi Biopharmaceuticals	480,016	2,208
*	Rigel Pharmaceuticals, Inc.	239,375	2,133
*	^ Aspect Medical Systems, Inc.	132,553	1,983
*	^ Nighthawk Radiology Holdings, Inc.	106,656	1,925
*	^ Momenta Pharmaceuticals, Inc.	185,870	1,874
*	Alliance Imaging, Inc.	197,859	1,858
*	GTx, Inc.	110,801	1,794
*	^ deCODE genetics, Inc.	463,048	1,729
*	^ Osiris Therapeutics, Inc.	109,152	1,475
*	K-V Pharmaceutical Co. Class B	53,281	1,451
*	^ Telik, Inc.	415,790	1,405
*	^ Hansen Medical Inc.	73,427	1,387
*	Panacos Pharmaceuticals Inc.	402,387	1,300
*	Northstar Neuroscience, Inc.	111,555	1,297
*	^ Verenium Corp.	247,945	1,257
*	^ Nuvelo, Inc.	420,113	1,143
*	Affymax Inc.	39,790	1,073
*	Cadence Pharmaceuticals, Inc.	80,617	978
*	^ Idenix Pharmaceuticals Inc.	159,419	941
*	Emergent Biosolutions inc.	43,587	449
*	^ Coley Pharmaceutical Group	114,790	416
*	Biosite Inc.	52	5
			1,603,231
Industrials (17.0%)
	The Manitowoc Co., Inc.	489,346	39,334
	Harsco Corp.	666,877	34,678
	Flowserve Corp.	461,933	33,074
*	AGCO Corp.	724,204	31,438

19

			Market
			Value
		Shares	($000)
*	Stericycle, Inc.	705,110	31,349
*	General Cable Corp.	409,844	31,046
*	Corrections Corp. of America	482,405	30,445
*	BE Aerospace, Inc.	718,285	29,665
*	Shaw Group, Inc.	639,456	29,600
*	Quanta Services, Inc.	934,173	28,651
*	Thomas & Betts Corp.	475,824	27,598
	Trinity Industries, Inc.	633,665	27,590
*	Alliant Techsystems, Inc.	261,797	25,957
	Ryder System, Inc.	482,429	25,955
	Kennametal, Inc.	307,134	25,194
	IDEX Corp.	639,114	24,631
*	Continental Airlines, Inc. Class B	715,784	24,244
	Teleflex Inc.	294,515	24,085
*	Covanta Holding Corp.	972,231	23,966
	Lincoln Electric Holdings, Inc.	321,871	23,896
	The Brink’s Co.	385,337	23,849
*	WESCO International, Inc.	390,585	23,611
*	Armor Holdings, Inc.	268,161	23,295
	The Timken Co.	635,683	22,955
	Carlisle Co., Inc.	490,153	22,797
*	Avis Budget Group, Inc.	801,100	22,775
*	Kansas City Southern	602,477	22,617
	Hubbell Inc. Class B	412,941	22,390
	Landstar System, Inc.	451,867	21,803
	Laidlaw International Inc.	628,806	21,725
	Graco, Inc.	534,159	21,516
	Florida East Coast Industries, Inc. Class A	254,578	21,125
	MSC Industrial Direct Co., Inc. Class A	382,485	21,037
	Acuity Brands, Inc.	345,661	20,836
	Bucyrus International, Inc.	291,954	20,665
	Donaldson Co., Inc.	577,064	20,515
	GATX Corp.	407,489	20,069
*	URS Corp.	412,654	20,034
	Belden CDT Inc.	350,097	19,378
	The Toro Co.	325,455	19,166
*	Washington Group International, Inc.	237,143	18,974
*	United Rentals, Inc.	579,994	18,873
	Con-way, Inc.	373,843	18,782
*	EMCOR Group, Inc.	251,605	18,342
	DRS Technologies, Inc.	319,986	18,326
	Granite Construction Co.	282,590	18,137
*	Gardner Denver Inc.	417,345	17,758
	Crane Co.	387,180	17,597
*	Copart, Inc.	574,586	17,577
	Alexander & Baldwin, Inc.	322,535	17,130
	Watson Wyatt & Co. Holdings	336,953	17,009
*	YRC Worldwide, Inc.	453,060	16,673
	Deluxe Corp.	409,307	16,622
*	Waste Connections, Inc.	539,788	16,323
	Curtiss-Wright Corp.	349,277	16,280
	Herman Miller, Inc.	515,015	16,274
*	Armstrong Worldwide Industries, Inc.	323,285	16,213
	IKON Office Solutions, Inc.	1,028,737	16,059
*	United Stationers, Inc.	240,552	16,030

20

			Market
			Value
		Shares	($000)
*	Genlyte Group, Inc.	201,900	15,857
*	Hexcel Corp.	744,723	15,691
	Lennox International Inc.	458,392	15,691
*	Kirby Corp.	398,873	15,313
*	Ceradyne, Inc.	203,946	15,084
	Baldor Electric Co.	304,921	15,027
	Brady Corp. Class A	398,896	14,815
	CLARCOR Inc.	385,497	14,429
	HNI Corp.	347,608	14,252
*	^ JetBlue Airways Corp.	1,186,016	13,936
	Macquarie Infrastructure Company LLC	331,001	13,730
	Actuant Corp.	217,634	13,724
*	GrafTech International Ltd.	804,586	13,549
	Wabtec Corp.	370,255	13,525
*	PHH Corp.	425,227	13,271
	Woodward Governor Co.	244,231	13,108
*	EGL, Inc.	274,679	12,767
*	American Commercial Lines Inc.	489,937	12,763
*	Moog Inc.	287,577	12,685
*	FTI Consulting, Inc.	329,729	12,540
	Briggs & Stratton Corp.	391,707	12,362
	UTI Worldwide, Inc.	460,244	12,330
*	IHS Inc. Class A	266,918	12,278
	UAP Holding Corp.	404,794	12,200
	Nordson Corp.	241,123	12,095
*	Teledyne Technologies, Inc.	262,140	12,045
*	Resources Connection, Inc.	362,560	12,030
	Kaydon Corp.	224,245	11,688
	Skywest, Inc.	481,718	11,479
	Regal-Beloit Corp.	245,969	11,447
*	Geo Group Inc.	390,031	11,350
*	Infrasource Services Inc.	301,987	11,204
*	Hub Group, Inc.	310,465	10,916
	Mine Safety Appliances Co.	244,445	10,697
	Watsco, Inc.	191,545	10,420
*	Perini Corp.	168,119	10,344
	^ Simpson Manufacturing Co.	306,358	10,337
	Valmont Industries, Inc.	141,970	10,330
	Mueller Water Products, Inc.	682,244	10,234
*	Orbital Sciences Corp.	484,714	10,184
	Mueller Industries Inc.	294,363	10,138
	Walter Industries, Inc.	346,788	10,043
*	Teletech Holdings Inc.	306,103	9,942
*	Tetra Tech, Inc.	458,002	9,870
*	Esterline Technologies Corp.	202,569	9,786
	Steelcase Inc.	526,534	9,741
*	AAR Corp.	291,678	9,628
*	^ Energy Conversion Devices, Inc.	310,970	9,584
*	Labor Ready, Inc.	413,868	9,564
*	Huron Consulting Group Inc.	128,835	9,406
*	Cenveo Inc.	403,858	9,365
*	Acco Brands Corp.	404,491	9,324
	Knight Transportation, Inc.	478,034	9,264
	Applied Industrial Technology, Inc.	309,952	9,144
	Watts Water Technologies, Inc.	241,709	9,057

21

			Market
			Value
		Shares	($000)
	ABM Industries Inc.	350,531	9,047
*	Genesee & Wyoming Inc. Class A	297,529	8,878
*	Alaska Air Group, Inc.	317,802	8,854
*	Korn/Ferry International	328,120	8,616
	Werner Enterprises, Inc.	423,237	8,528
	Triumph Group, Inc.	128,964	8,443
	Albany International Corp.	205,717	8,319
*	Mobile Mini, Inc.	283,231	8,270
	Forward Air Corp.	242,548	8,268
	Heartland Express, Inc.	507,099	8,266
*	The Advisory Board Co.	148,537	8,253
*	American Reprographics Co.	258,193	7,950
	Barnes Group, Inc.	249,254	7,896
*	AirTran Holdings, Inc.	723,063	7,896
*	NCI Building Systems, Inc.	157,882	7,788
*	Dollar Thrifty Automotive Group, Inc.	189,505	7,739
*	CoStar Group, Inc.	142,805	7,552
*	^ ESCO Technologies Inc.	205,006	7,434
	^ Eagle Bulk Shipping Inc.	327,918	7,349
	Arkansas Best Corp.	188,238	7,336
*	TransDigm Group, Inc.	178,976	7,241
	Aircastle Ltd.	180,861	7,200
*	EnPro Industries, Inc.	168,025	7,190
*	The Middleby Corp.	119,869	7,171
*	Heidrick & Struggles International, Inc.	139,155	7,130
*	^ Navigant Consulting, Inc.	378,326	7,022
*	Atlas Air Worldwide Holdings, Inc.	119,067	7,018
	Horizon Lines Inc.	213,806	7,004
*	M&F Worldwide Corp.	104,836	6,980
	NACCO Industries, Inc. Class A	44,798	6,966
	Knoll, Inc.	310,052	6,945
	Pacer International, Inc.	292,670	6,884
	Viad Corp.	163,087	6,877
	Interface, Inc.	358,336	6,758
*	RBC Bearings Inc.	163,790	6,756
*	Old Dominion Freight Line, Inc.	222,939	6,722
*	Consolidated Graphics, Inc.	96,675	6,698
	Administaff, Inc.	198,957	6,663
*	Clean Harbors Inc.	132,600	6,553
*	^ Taser International Inc.	467,106	6,521
	^ Franklin Electric, Inc.	136,733	6,451
	G & K Services, Inc. Class A	162,426	6,417
	A.O. Smith Corp.	159,963	6,381
*	School Specialty, Inc.	176,587	6,258
	Apogee Enterprises, Inc.	224,138	6,236
*	^ Evergreen Solar, Inc.	658,910	6,128
	Healthcare Services Group, Inc.	207,042	6,108
*	Superior Essex Inc.	162,017	6,051
	Ameron International Corp.	67,029	6,045
	Robbins & Myers, Inc.	113,248	6,017
*	Interline Brands, Inc.	230,449	6,010
	McGrath RentCorp	178,135	6,001
	Federal Signal Corp.	378,108	5,997
*	^ Beacon Roofing Supply, Inc.	348,957	5,929
	Cascade Corp.	75,219	5,900

22

			Market
			Value
		Shares	($000)
*	Republic Airways Holdings Inc.	288,132	5,863
	Genco Shipping and Trading Ltd.	141,194	5,826
*	Astec Industries, Inc.	137,442	5,803
*	Chart Industries, Inc.	203,609	5,791
	Kelly Services, Inc. Class A	210,644	5,784
	Universal Forest Products, Inc.	134,647	5,690
	Kaman Corp. Class A	181,802	5,670
	Rollins, Inc.	241,912	5,508
*	Goodman Global, Inc.	246,160	5,470
*	II-VI, Inc.	197,908	5,377
*	Williams Scotsman International Inc.	222,073	5,288
*	GenCorp, Inc.	398,040	5,202
*	Kenexa Corp.	135,649	5,115
*	Sequa Corp. Class A	44,858	5,024
	Tennant Co.	133,855	4,886
	CIRCOR International, Inc.	120,817	4,885
	Freightcar America Inc.	100,206	4,794
	Quintana Maritime Ltd.	298,508	4,722
*	^ Insituform Technologies Inc. Class A	216,142	4,714
*	Griffon Corp.	212,575	4,630
	Raven Industries, Inc.	128,941	4,604
	Tredegar Corp.	215,733	4,595
	Comfort Systems USA, Inc.	322,918	4,579
*	Columbus McKinnon Corp.	141,418	4,554
	^ United Industrial Corp.	75,791	4,546
	Ennis, Inc.	192,574	4,529
	Bowne & Co., Inc.	230,438	4,496
*	DynCorp International Inc. Class A	203,639	4,478
*	^ Amerco, Inc.	59,156	4,466
*	CRA International Inc.	91,944	4,432
	EDO Corp.	134,068	4,407
*	Kforce Inc.	275,736	4,406
*	Layne Christensen Co.	103,302	4,230
*	Spherion Corp.	449,116	4,217
*	Hudson Highland Group, Inc.	196,161	4,196
*	Blount International, Inc.	318,412	4,165
*	^ American Science & Engineering, Inc.	72,580	4,126
	^ Encore Wire Corp.	138,570	4,080
*	^ FuelCell Energy, Inc.	499,786	3,958
	^ Mueller Water Products, Inc. Class A	228,226	3,894
	TAL International Group, Inc.	130,751	3,885
	Cubic Corp.	127,242	3,840
*	^ Houston Wire & Cable Co.	132,492	3,764
*	ABX Air, Inc.	462,653	3,729
	^ The Greenbrier Cos., Inc.	120,432	3,639
	Wabash National Corp.	248,496	3,636
	CDI Corp.	111,240	3,582
	^ HEICO Corp.	81,488	3,429
*	Accuride Corp.	222,255	3,425
*	^ Innerworkings, Inc.	212,680	3,407
*	EnerSys	185,882	3,402
*	H&E Equipment Services, Inc.	121,269	3,364
	^ American Railcar Industries, Inc.	84,182	3,283
*	NuCo2, Inc.	124,927	3,207
*	CBIZ Inc.	436,089	3,205

23

			Market
			Value
		Shares	($000)
*	Allegiant Travel Co.	103,623	3,185
*	Pike Electric Corp.	142,221	3,183
*	Commercial Vehicle Group Inc.	168,060	3,131
*	Rush Enterprises, Inc. Class A	135,227	2,937
	American Woodmark Corp.	82,184	2,844
*	^ Medis Technology Ltd.	185,959	2,732
*	^ A.S.V., Inc.	148,183	2,561
*	Argon ST, Inc.	105,509	2,449
	Bluelinx Holdings Inc.	232,952	2,444
	Schawk, Inc.	115,613	2,315
	Electro Rent Corp.	153,393	2,230
*	LECG Corp.	146,150	2,208
*	Builders FirstSource, Inc.	136,969	2,200
*	ExpressJet Holdings, Inc.	365,519	2,186
*	^ Power-One, Inc.	549,043	2,185
	Vicor Corp.	165,050	2,184
*	^ TurboChef Technologies, Inc.	149,436	2,080
*	MTC Technologies, Inc.	78,830	1,936
*	Volt Information Sciences Inc.	102,352	1,887
*	^ Trex Co., Inc.	94,454	1,854
*	^ Plug Power, Inc.	550,218	1,728
	Lawson Products, Inc.	43,816	1,696
*	First Advantage Corp. Class A	66,196	1,523
	HEICO Corp. Class A	40,594	1,427
	Xerium Technologies Inc.	173,689	1,324
*	PGT, Inc.	96,525	1,055
*	^ Ionatron Inc.	257,028	1,002
	The Standard Register Co.	86,473	986
*	Rush Enterprises, Inc. Class B	43,252	906
*	Sirva Inc.	406,957	806
			2,685,007
Information Technology (16.7%)
*	aQuantive, Inc.	585,676	37,366
*	Synopsys, Inc.	1,144,348	30,245
*	Trimble Navigation Ltd.	930,121	29,950
*	Mettler-Toledo International Inc.	312,190	29,817
*	CommScope, Inc.	473,599	27,635
	Diebold, Inc.	519,598	27,123
*	Cypress Semiconductor Corp.	1,142,880	26,618
*	Convergys Corp.	1,094,652	26,534
*	Varian Semiconductor Equipment Associates, Inc.	656,101	26,283
*	F5 Networks, Inc.	322,181	25,968
	Global Payments Inc.	636,347	25,231
*	Unisys Corp.	2,742,747	25,069
*	ON Semiconductor Corp.	2,313,693	24,803
*	Brocade Communications Systems, Inc.	3,126,884	24,452
*	Ciena Corp.	670,828	24,237
*	Integrated Device Technology Inc.	1,578,157	24,098
	FactSet Research Systems Inc.	350,283	23,942
*	Polycom, Inc.	705,026	23,689
*	ValueClick, Inc.	777,001	22,890
*	FLIR Systems, Inc.	494,567	22,874
	Tektronix, Inc.	655,369	22,112
*	International Rectifier Corp.	576,278	21,472
*	Vishay Intertechnology, Inc.	1,351,330	21,378

24

			Market
			Value
		Shares	($000)
*	Anixter International Inc.	281,053	21,138
*	Novell, Inc.	2,693,492	20,982
	Broadridge Financial Solutions LLC	1,093,511	20,908
	Fair Isaac, Inc.	499,676	20,047
*	Atmel Corp.	3,480,570	19,352
*	Parametric Technology Corp.	887,132	19,171
*	Fairchild Semiconductor International, Inc.	974,086	18,819
	MoneyGram International, Inc.	667,938	18,669
*	Foundry Networks, Inc.	1,097,890	18,291
*	Andrew Corp.	1,266,450	18,288
*	^ Equinix, Inc.	197,064	18,025
*	Sybase, Inc.	723,818	17,292
*	SINA.com	411,904	17,242
*	MICROS Systems, Inc.	314,376	17,102
*	Sonus Networks, Inc.	2,002,948	17,065
*	ADC Telecommunications, Inc.	930,172	17,050
*	^ Nuance Communications, Inc.	1,007,154	16,850
*	Tech Data Corp.	435,961	16,767
	Jack Henry & Associates Inc.	647,427	16,671
*	ANSYS, Inc.	611,176	16,196
*	^ Cree, Inc.	611,959	15,819
*	^ Itron, Inc.	202,951	15,818
*	THQ Inc.	510,214	15,572
	National Instruments Corp.	476,950	15,534
	Acxiom Corp.	586,483	15,512
*	TIBCO Software Inc.	1,678,093	15,187
*	Tessera Technologies, Inc.	372,361	15,099
*	Arris Group Inc.	855,266	15,044
*	Emulex Corp.	684,883	14,958
*	Amkor Technology, Inc.	919,398	14,481
*	Digital River, Inc.	319,338	14,450
*	Harris Stratex Networks, Inc. Class A	780,113	14,026
*	j2 Global Communications, Inc.	394,154	13,756
*	VeriFone Holdings, Inc.	386,892	13,638
*	Silicon Laboratories Inc.	390,504	13,515
*	FormFactor Inc.	352,445	13,499
*	Microsemi Corp.	562,350	13,468
*	Interdigital Communications Corp.	418,236	13,455
*	Gartner, Inc. Class A	543,984	13,377
*	Dolby Laboratories Inc.	374,060	13,245
*	Sanmina-SCI Corp.	4,211,522	13,182
	ADTRAN Inc.	506,345	13,150
*	eFunds Corp.	371,396	13,107
*	3Com Corp.	3,151,166	13,014
*	Benchmark Electronics, Inc.	570,963	12,915
*	Atheros Communications, Inc.	417,697	12,882
*	^ PMC Sierra Inc.	1,666,183	12,880
*	Electronics for Imaging, Inc.	451,217	12,733
*	Macrovision Corp.	420,574	12,642
*	Perot Systems Corp.	711,795	12,129
*	VistaPrint Ltd.	316,805	12,118
*	CACI International, Inc.	243,994	11,919
*	^ Palm, Inc.	743,833	11,909
*	Cymer, Inc.	294,519	11,840
*	Rambus Inc.	652,869	11,739

25

			Market
			Value
		Shares	($000)
*	^ Avid Technology, Inc.	325,562	11,509
*	^ Take-Two Interactive Software, Inc.	576,103	11,505
*	BISYS Group, Inc.	956,206	11,312
*	BearingPoint, Inc.	1,521,346	11,121
*	Lawson Software, Inc.	1,116,434	11,042
*	Wright Express Corp.	320,701	10,990
*	MPS Group, Inc.	814,601	10,891
*	Brooks Automation, Inc.	599,096	10,874
*	Entegris Inc.	910,739	10,820
*	Avocent Corp.	363,297	10,539
*	SAIC, Inc.	582,519	10,526
*	Progress Software Corp.	326,749	10,387
	Imation Corp.	277,063	10,213
*	Informatica Corp.	686,758	10,143
*	^ Intermec, Inc.	395,078	9,999
*	Transaction Systems Architects, Inc.	296,152	9,968
*	Semtech Corp.	573,957	9,947
*	CSG Systems International, Inc.	375,028	9,942
	Plantronics, Inc.	377,860	9,907
*	NETGEAR, Inc.	267,811	9,708
*	Dycom Industries, Inc.	322,473	9,668
*	RF Micro Devices, Inc.	1,528,768	9,540
*	CNET Networks, Inc.	1,130,885	9,262
*	Skyworks Solutions, Inc.	1,214,997	8,930
	Technitrol, Inc.	307,025	8,802
*	^ L-1 Identity Solutions Inc.	430,244	8,798
*	FEI Co.	269,032	8,733
*	Insight Enterprises, Inc.	383,882	8,664
*	Mentor Graphics Corp.	657,872	8,664
*	^ SunPower Corp. Class A	136,456	8,604
*	DealerTrack Holdings Inc.	233,169	8,590
	United Online, Inc.	520,347	8,581
*	Quest Software, Inc.	525,367	8,506
*	Blackboard Inc.	200,543	8,447
*	Comtech Telecommunications Corp.	181,853	8,442
*	Plexus Corp.	366,980	8,437
*	Rofin-Sinar Technologies Inc.	121,898	8,411
*	SRA International, Inc.	332,250	8,393
*	Riverbed Technology, Inc.	191,135	8,376
*	Trident Microsystems, Inc.	453,457	8,321
*	ATMI, Inc.	277,163	8,315
*	Finisar Corp.	2,198,983	8,312
*	Aeroflex, Inc.	583,832	8,273
*	^ Net 1 UEPS Technologies, Inc.	341,700	8,252
*	SiRF Technology Holdings, Inc.	391,671	8,123
*	MKS Instruments, Inc.	291,371	8,071
*	Komag, Inc.	247,134	7,881
*	Checkpoint Systems, Inc.	311,762	7,872
*	^ OmniVision Technologies, Inc.	432,929	7,840
*	Zoran Corp.	389,127	7,798
*	Euronet Worldwide, Inc.	266,363	7,767
*	^ Omniture, Inc.	337,285	7,731
	Blackbaud, Inc.	349,027	7,707
*	Coherent, Inc.	249,366	7,608
	Cognex Corp.	336,433	7,573

26

			Market
			Value
		Shares	($000)
*	Websense, Inc.	354,910	7,542
	MAXIMUS, Inc.	171,145	7,424
*	Spansion Inc. Class A	665,658	7,389
*	RealNetworks, Inc.	898,253	7,339
*	EarthLink, Inc.	973,535	7,272
*	CMGI Inc.	3,673,777	7,164
*	MicroStrategy Inc.	75,787	7,161
*	SAVVIS, Inc.	143,275	7,094
*	Tekelec	487,086	7,024
*	^ Sohu.com Inc.	218,335	6,985
*	Synaptics Inc.	191,007	6,836
*	Cabot Microelectronics Corp.	190,218	6,751
*	Wind River Systems Inc.	613,338	6,747
*	SPSS, Inc.	148,728	6,565
*	ScanSource, Inc.	204,417	6,539
	MTS Systems Corp.	144,998	6,477
*	Advanced Energy Industries, Inc.	284,679	6,451
*	Diodes Inc.	154,433	6,451
*	ANADIGICS, Inc.	455,944	6,287
*	Sycamore Networks, Inc.	1,549,927	6,231
*	ViaSat, Inc.	193,256	6,204
*	Novatel Wireless, Inc.	238,103	6,195
*	Epicor Software Corp.	413,240	6,145
*	AMIS Holdings Inc.	490,092	6,136
*	^ Opsware, Inc.	640,143	6,088
*	Standard Microsystem Corp.	175,991	6,044
*	Manhattan Associates, Inc.	216,287	6,037
*	Littelfuse, Inc.	178,328	6,022
*	Aspen Technologies, Inc.	424,606	5,944
	Micrel, Inc.	466,461	5,933
*	Ariba, Inc.	597,875	5,925
*	Powerwave Technologies, Inc.	877,891	5,882
*	Applied Micro Circuits Corp.	2,343,566	5,859
*	Silicon Image, Inc.	678,084	5,818
	InfoSpace, Inc.	248,952	5,778
*	Blue Coat Systems, Inc.	115,731	5,731
*	Mastec Inc.	361,984	5,727
	Black Box Corp.	137,756	5,700
	^ Daktronics, Inc.	264,639	5,684
*	Brightpoint, Inc.	401,602	5,538
*	The Ultimate Software Group, Inc.	191,186	5,531
*	TriQuint Semiconductor, Inc.	1,090,081	5,516
*	Cogent Inc.	375,100	5,510
	Syntel, Inc.	179,422	5,453
*	Covansys Corp.	160,026	5,430
*	C-COR Inc.	382,652	5,380
*	Advent Software, Inc.	164,746	5,362
*	Sapient Corp.	692,863	5,356
*	Conexant Systems, Inc.	3,833,348	5,290
	^ Quality Systems, Inc.	139,004	5,278
*	Harmonic, Inc.	592,992	5,260
*	Concur Technologies, Inc.	230,071	5,257
*	Axcelis Technologies, Inc.	804,426	5,221
*	Lattice Semiconductor Corp.	909,231	5,201
	Agilysys, Inc.	230,757	5,192

27

			Market
			Value
		Shares	($000)
*	Cirrus Logic, Inc.	625,489	5,192
*	Rogers Corp.	139,922	5,177
*	Loral Space and Communications Ltd.	103,167	5,084
*	VASCO Data Security International, Inc.	217,310	4,946
*	Internap Network Services Corp.	341,300	4,922
*	Sykes Enterprises, Inc.	257,531	4,891
*	Quantum Corp.	1,539,927	4,882
*	KEMET Corp.	691,068	4,872
*	Veeco Instruments, Inc.	234,708	4,868
*	Interwoven Inc.	346,167	4,860
*	Electro Scientific Industries, Inc.	232,646	4,839
*	^ Bankrate, Inc.	100,682	4,825
*	Newport Corp.	309,423	4,790
*	Kulicke & Soffa Industries, Inc.	453,120	4,744
*	DSP Group Inc.	230,619	4,721
*	^ Sigma Designs, Inc.	180,889	4,719
*	Global Cash Access, Inc.	293,823	4,707
	Openwave Systems Inc.	749,422	4,691
*	Photronics, Inc.	314,659	4,682
*	MSC Software Corp.	345,145	4,673
*	Hittite Microwave Corp.	109,117	4,663
	Methode Electronics, Inc. Class A	295,939	4,631
*	Vignette Corp.	239,072	4,581
*	^ UTStarcom, Inc.	815,653	4,576
*	ManTech International Corp.	148,122	4,567
*	JDA Software Group, Inc.	221,214	4,342
*	TTM Technologies, Inc.	333,528	4,336
*	SonicWALL, Inc.	499,868	4,294
	Park Electrochemical Corp.	152,098	4,286
*	^ Netlogic Microsystems Inc.	129,538	4,124
	Inter-Tel, Inc.	169,676	4,060
*	Mattson Technology, Inc.	417,208	4,047
*	Perficient, Inc.	193,987	4,016
*	Exar Corp.	291,738	3,909
	Gevity HR, Inc.	200,097	3,868
*	^ Universal Display Corp.	245,689	3,860
*	S1 Corp.	481,559	3,848
*	Hutchinson Technology, Inc.	204,083	3,839
*	^ Nextwave Wireless Inc.	456,580	3,812
	Cohu, Inc.	170,568	3,795
*	Commvault Systems, Inc.	219,554	3,792
*	The Knot, Inc.	184,506	3,725
*	Borland Software Corp.	622,367	3,697
*	Extreme Networks, Inc.	901,508	3,651
*	Agile Software Corp.	451,680	3,641
*	Rudolph Technologies, Inc.	218,413	3,628
*	Ciber, Inc.	441,329	3,610
*	Ansoft Corp.	122,121	3,601
*	Smart Modular Technologies Inc.	258,659	3,559
*	Adaptec, Inc.	932,714	3,554
	^ Heartland Payment Systems, Inc.	117,903	3,458
*	Comtech Group Inc.	208,665	3,445
*	LoopNet, Inc.	147,662	3,445
	CTS Corp.	270,119	3,420
*	Forrester Research, Inc.	118,347	3,329

28

			Market
			Value
		Shares	($000)
*	Gateway, Inc.	2,066,299	3,285
*	Tyler Technologies, Inc.	261,934	3,251
*	Orbcomm, Inc	191,231	3,138
*	Secure Computing Corp.	409,791	3,110
*	GSI Group, Inc.	315,207	3,086
*	DTS Inc.	141,454	3,079
*	Ness Technologies Inc.	233,376	3,036
*	Ixia	319,764	2,961
*	Supertex, Inc.	92,762	2,907
*	^ WebMD Health Corp. Class A	61,343	2,887
*	Advanced Analogic Technologies, Inc.	296,819	2,879
*	Actel Corp.	206,824	2,877
	^ Marchex, Inc.	174,509	2,848
*	Asyst Technologies, Inc.	389,097	2,813
*	Silicon Storage Technology, Inc.	740,151	2,761
*	^ Rackable Systems Inc.	222,986	2,756
*	Hughes Communications Inc.	52,705	2,750
*	Genesis Microchip Inc.	290,387	2,718
	infoUSA Inc.	263,856	2,697
	Bel Fuse, Inc. Class B	78,691	2,678
*	Lionbridge Technologies, Inc.	452,664	2,666
*	^ iPass Inc.	491,095	2,662
*	EPIQ Systems, Inc.	162,372	2,624
*	Credence Systems Corp.	720,908	2,595
*	InterVoice, Inc.	306,345	2,552
	TNS Inc.	172,078	2,480
*	Sonic Solutions, Inc.	196,151	2,473
*	FalconStor Software, Inc.	229,020	2,416
*	IPG Photonics Corp.	119,069	2,375
*	Ultratech, Inc.	174,905	2,331
*	^ RightNow Technologies Inc.	141,632	2,324
*	Liquidity Services, Inc.	121,277	2,278
*	SYNNEX Corp.	108,651	2,239
*	^ Isilon Systems Inc.	143,908	2,219
*	Packeteer, Inc.	280,029	2,187
*	PDF Solutions, Inc.	174,197	2,061
*	Mercury Computer Systems, Inc.	166,864	2,036
*	Verigy Ltd.	69,799	1,997
*	eSPEED, Inc. Class A	224,222	1,937
*	^ DivX, Inc.	119,669	1,795
*	IXYS Corp.	213,394	1,782
*	Eagle Test Systems, Inc.	98,819	1,587
*	^ Exlservice Holdings Inc.	72,455	1,358
*	Jupitermedia Corp.	183,879	1,339
*	^ Multi-Fineline Electronix, Inc.	77,532	1,330
*	^ Optium Corp.	87,493	1,107
	^ Renaissance Learning, Inc.	70,109	922
	Bel Fuse, Inc. Class A	4,921	182
			2,626,779
Materials (6.0%)
	Lubrizol Corp.	546,579	35,282
*	AK Steel Holding Corp.	875,972	32,735
	Nalco Holding Co.	1,136,328	31,192
	Reliance Steel & Aluminum Co.	539,975	30,379
	Commercial Metals Co.	892,114	30,127

29

			Market
			Value
		Shares	($000)
	Airgas, Inc.	557,751	26,716
	Chaparral Steel Co.	367,517	26,413
	FMC Corp.	289,597	25,887
	Cleveland-Cliffs Inc.	327,192	25,413
	Carpenter Technology Corp.	192,992	25,149
	Cabot Corp.	505,069	24,082
	CF Industries Holdings, Inc.	394,578	23,631
	Cytec Industries, Inc.	360,860	23,012
	RPM International, Inc.	948,092	21,910
	Valspar Corp.	767,332	21,800
	Chemtura Corp.	1,912,242	21,245
	Eagle Materials, Inc.	383,974	18,834
*	Terra Industries, Inc.	735,819	18,705
	AptarGroup Inc.	520,255	18,500
	Packaging Corp. of America	664,519	16,819
*	Hercules, Inc.	855,693	16,814
	Scotts Miracle-Gro Co.	371,672	15,960
	Louisiana-Pacific Corp.	826,755	15,642
	Texas Industries, Inc.	190,555	14,941
	Quanex Corp.	293,221	14,280
	H.B. Fuller Co.	474,160	14,173
*	Century Aluminum Co.	253,277	13,837
*	RTI International Metals, Inc.	181,625	13,689
*	^ W.R. Grace & Co.	542,167	13,278
*	OM Group, Inc.	233,557	12,360
	Worthington Industries, Inc.	564,207	12,215
	Olin Corp.	578,406	12,147
	^ Bowater Inc.	444,171	11,082
	Greif Inc. Class A	184,034	10,970
	Silgan Holdings, Inc.	193,177	10,679
	Minerals Technologies, Inc.	152,397	10,203
*	^ Apex Silver Mines Ltd.	464,444	9,372
	Metal Management, Inc.	208,693	9,197
	Sensient Technologies Corp.	350,608	8,902
	Compass Minerals International, Inc.	254,673	8,827
	Schnitzer Steel Industries, Inc. Class A	181,509	8,702
	Rock-Tenn Co.	270,664	8,585
	Ferro Corp.	340,244	8,482
*	Kaiser Aluminum Corp.	114,069	8,313
*	Hecla Mining Co.	949,033	8,105
*	^ Coeur d’Alene Mines Corp.	2,207,588	7,925
*	Rockwood Holdings, Inc.	204,998	7,493
	Ryerson Tull, Inc.	198,022	7,456
*	^ Zoltek Cos., Inc.	163,833	6,804
	Spartech Corp.	254,965	6,769
	Arch Chemicals, Inc.	191,554	6,731
*	Brush Engineered Materials Inc.	159,851	6,712
*	Headwaters Inc.	335,998	5,803
	NewMarket Corp.	116,559	5,638
	Innospec, Inc.	93,739	5,550
*	PolyOne Corp.	698,417	5,022
	Myers Industries, Inc.	222,608	4,922
	A.M. Castle & Co.	135,665	4,872
	Wausau Paper Corp.	363,159	4,866
	AMCOL International Corp.	178,153	4,865

30

			Market
			Value
		Shares	($000)
	Neenah Paper Inc.	117,705	4,857
	Royal Gold, Inc.	201,478	4,789
	^ Georgia Gulf Corp.	258,119	4,675
	Glatfelter	338,673	4,603
	Deltic Timber Corp.	83,705	4,589
	Gibraltar Industries Inc.	201,231	4,457
	Koppers Holdings, Inc.	131,620	4,433
	A. Schulman Inc.	181,755	4,422
*	Buckeye Technology, Inc.	284,700	4,404
	Westlake Chemical Corp.	155,369	4,369
*	Graphic Packaging Corp.	796,022	3,853
	Schweitzer-Mauduit International, Inc.	116,547	3,613
*	Stillwater Mining Co.	326,639	3,596
*	Symyx Technologies, Inc.	260,677	3,000
	Tronox Inc. Class B	176,432	2,479
	^ American Vanguard Corp.	155,241	2,223
	Tronox Inc.	145,579	2,093
	Chesapeake Corp. of Virginia	149,334	1,877
	NL Industries, Inc.	79,940	801
	Innophos Holdings Inc.	54,314	777
			949,924
Telecommunication Services (1.1%)
*	SBA Communications Corp.	748,187	25,132
*	Time Warner Telecom Inc.	958,922	19,274
*	NeuStar, Inc. Class A	526,531	15,254
*	Dobson Communications Corp.	1,200,841	13,341
*	Cincinnati Bell Inc.	1,963,217	11,347
*	Cogent Communications Group, Inc.	369,677	11,042
*	Premiere Global Services, Inc.	530,617	6,909
*	Cbeyond Inc.	173,698	6,689
	NTELOS Holdings Corp.	234,162	6,472
	USA Mobility, Inc.	206,247	5,519
	Alaska Communications Systems Holdings, Inc.	335,107	5,308
	Iowa Telecommunications Services Inc.	226,463	5,148
	FairPoint Communications, Inc.	278,530	4,944
*	General Communication, Inc.	358,223	4,589
	IDT Corp. Class B	381,674	3,939
	^ iPCS, Inc.	112,725	3,818
	Consolidated Communications Holdings, Inc.	165,126	3,732
	Golden Telecom, Inc.	58,176	3,200
	Surewest Communications	114,933	3,131
*	Centennial Communications Corp. Class A	292,615	2,777
*	^ Global Crossing Ltd.	144,711	2,732
*	^ Vonage Holdings Corp.	861,120	2,678
*	Syniverse Holdings Inc.	188,561	2,425
	North Pittsburgh Systems, Inc.	107,112	2,276
*	^ Covad Communications Group, Inc.	2,338,432	2,105
	IDT Corp.	111,381	1,119
*	^ Fibertower Corp.	229,584	994
*	^ Globalstar, Inc.	86,460	895
*	^ InPhonic, Inc.	189,145	881
			177,670

31

			Market
			Value
		Shares	($000)
Utilities (4.0%)
*	Sierra Pacific Resources	1,755,117	30,820
	CMS Energy Corp.	1,766,995	30,392
	Energen Corp.	546,111	30,003
	National Fuel Gas Co.	629,457	27,262
	OGE Energy Corp.	724,027	26,536
	Southern Union Co.	807,560	26,318
	AGL Resources Inc.	617,314	24,989
	^ Aqua America, Inc.	1,049,571	23,605
	UGI Corp. Holding Co.	837,420	22,845
	Puget Energy, Inc.	924,834	22,362
	Atmos Energy Corp.	693,096	20,834
	Great Plains Energy, Inc.	638,169	18,583
	Westar Energy, Inc.	692,696	16,819
	PNM Resources Inc.	603,173	16,762
	Vectren Corp.	605,631	16,310
	Hawaiian Electric Industries Inc.	646,716	15,321
	Nicor Inc.	355,477	15,257
	^ Piedmont Natural Gas, Inc.	598,824	14,761
	Portland General Electric Co.	496,289	13,618
	ITC Holdings Corp.	319,485	12,981
	WGL Holdings Inc.	387,553	12,650
*	Aquila, Inc.	2,973,850	12,163
	New Jersey Resources Corp.	220,040	11,226
	Cleco Corp.	456,956	11,195
	Southwest Gas Corp.	329,611	11,144
	IDACORP, Inc.	340,904	10,923
	Black Hills Corp.	264,482	10,513
	Northwest Natural Gas Co.	218,748	10,104
	ALLETE, Inc.	205,041	9,647
	UniSource Energy Corp.	279,704	9,199
*	El Paso Electric Co.	371,129	9,115
	NorthWestern Corp.	283,445	9,016
	Avista Corp.	412,289	8,885
	South Jersey Industries, Inc.	232,424	8,223
	Otter Tail Corp.	223,119	7,155
	UIL Holdings Corp.	186,152	6,162
	^ California Water Service Group	155,791	5,841
	CH Energy Group, Inc.	125,142	5,628
	Empire District Electric Co.	239,434	5,356
	MGE Energy, Inc.	163,936	5,356
	The Laclede Group, Inc.	160,954	5,131
	American States Water Co.	135,237	4,810
	^ Ormat Technologies Inc.	121,030	4,560
	SJW Corp.	108,798	3,623
			624,003
Total Common Stocks (Cost $11,340,804)			15,666,212
Temporary Cash Investments (6.8%)[1]
Money Market Fund (6.8%)
2	Vanguard Market Liquidity Fund, 5.281%	93,760,714	93,761
2	Vanguard Market Liquidity Fund, 5.281%	972,772,841	972,773
			1,066,534

32

	Face	Market
	Amount	Value
	($000)	($000)
U.S. Agency Obligation (0.0%)
3 Federal National Mortgage Assn.
4 5.211%, 7/3/07	3,900	3,899
Total Temporary Cash Investments (Cost $1,070,433)		1,070,433
Total Investments (106.2%) (Cost $12,411,237)		16,736,645
Other Assets and Liabilities—Net (–6.2%)		(982,399)
Net Assets (100%)		15,754,246

* Non-income-producing security.

^ Part of security position is on loan to broker-dealers.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 6.2%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4 Securities with a value of $3,899,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

33

			Market
			Value
		Shares	($000)
Common Stocks (99.3%)[1]
Consumer Discretionary (17.4%)
*	ITT Educational Services, Inc.	164,378	19,295
*	Big Lots Inc.	432,601	12,727
*	Laureate Education Inc.	183,923	11,341
	Sotheby’s	230,957	10,629
	Saks Inc.	489,598	10,453
*	Jarden Corp.	241,340	10,380
*	Hanesbrands Inc.	382,874	10,349
*	^ Scientific Games Corp.	272,987	9,541
*	Priceline.com, Inc.	137,875	9,478
*	Jack in the Box Inc.	133,572	9,476
	Orient-Express Hotel Ltd.	167,493	8,944
*	^ Nutri/System Inc.	126,873	8,861
*	Dick’s Sporting Goods, Inc.	150,828	8,774
*	Aeropostale, Inc.	209,921	8,750
	Guess ?, Inc.	181,509	8,720
*	Gaylord Entertainment Co.	161,949	8,687
	^ Polaris Industries, Inc.	155,308	8,411
	DeVry, Inc.	239,237	8,139
*	J. Crew Group, Inc.	150,283	8,129
	^ Pool Corp.	201,505	7,865
	John Wiley & Sons Class A	158,426	7,650
*	DreamWorks Animation SKG, Inc.	261,795	7,550
	Strayer Education, Inc.	57,059	7,515
*	Tractor Supply Co.	143,909	7,490
*	^ Crocs, Inc.	170,503	7,337
*	The Cheesecake Factory Inc.	298,519	7,320
	Applebee’s International, Inc.	294,988	7,109
*	Guitar Center, Inc.	116,539	6,970
*	^ Vail Resorts Inc.	107,667	6,554
*	^ Charter Communications, Inc.	1,610,931	6,524
*	Pinnacle Entertainment, Inc.	231,142	6,507
	Thor Industries, Inc.	143,844	6,493
*	Marvel Entertainment, Inc.	252,881	6,443
*	Tenneco Automotive, Inc.	180,933	6,340
*	Life Time Fitness, Inc.	115,412	6,143
	Ruby Tuesday, Inc.	232,876	6,132
*	Sonic Corp.	276,191	6,109
*	Pacific Sunwear of California, Inc.	275,499	6,061
	Arbitron Inc.	116,835	6,021
*	Tween Brands, Inc.	130,384	5,815
	Choice Hotels International, Inc.	144,944	5,728
	Burger King Holdings Inc.	214,985	5,663
*	Corinthian Colleges, Inc.	343,061	5,588
*	Coldwater Creek Inc.	238,785	5,547
	Catalina Marketing Corp.	176,091	5,547
*	Fossil, Inc.	187,618	5,533
*	Live Nation, Inc.	247,139	5,531
*	Panera Bread Co.	120,057	5,530
	Matthews International Corp.	126,742	5,527
*	Chipotle Mexican Grill, Inc. Class B	69,837	5,491
*	Carter’s, Inc.	198,835	5,158
*	Lions Gate Entertainment Corp.	463,969	5,118
	Harte-Hanks, Inc.	198,581	5,100

34

			Market
			Value
		Shares	($000)
	Aaron Rents, Inc.	172,333	5,032
*	The Children’s Place Retail Stores, Inc.	97,300	5,025
*	The Gymboree Corp.	126,929	5,002
*	Bally Technologies Inc.	189,287	5,001
*	Gemstar-TV Guide International, Inc.	1,016,292	5,000
*	^ Under Armour, Inc.	109,271	4,988
*	Deckers Outdoor Corp.	47,359	4,779
*	WMS Industries, Inc.	163,527	4,719
*	The Warnaco Group, Inc.	118,702	4,670
*	CEC Entertainment Inc.	132,242	4,655
*	^ Chipotle Mexican Grill, Inc.	53,608	4,572
	CKE Restaurants Inc.	225,664	4,529
*	Iconix Brand Group Inc.	195,740	4,349
*	LKQ Corp.	169,376	4,177
*	Bright Horizons Family Solutions, Inc.	103,917	4,043
*	The Dress Barn, Inc.	196,406	4,030
*	^ Netflix.com, Inc.	204,040	3,956
	Brown Shoe Co., Inc.	161,970	3,939
	Columbia Sportswear Co.	56,995	3,914
	Triarc Cos., Inc. Class B	230,769	3,623
*	Rare Hospitality International Inc.	135,316	3,622
*	P.F. Chang’s China Bistro, Inc.	100,507	3,538
	Winnebago Industries, Inc.	118,408	3,495
*	Hibbett Sports Inc.	127,232	3,484
*	Coinstar, Inc.	109,937	3,461
*	^ Blue Nile Inc.	57,281	3,460
*	Select Comfort Corp.	209,319	3,395
	Tempur-Pedic International Inc.	128,612	3,331
*	Steiner Leisure Ltd.	63,584	3,123
*	^ Champion Enterprises, Inc.	303,781	2,986
*	Jos. A. Bank Clothiers, Inc.	71,539	2,967
	K-Swiss, Inc.	103,812	2,941
	The Pep Boys (Manny, Moe & Jack)	145,865	2,941
*	Payless ShoeSource, Inc.	91,385	2,883
*	Texas Roadhouse, Inc.	218,766	2,798
*	Papa John’s International, Inc.	95,367	2,743
*	Morningstar, Inc.	58,054	2,730
*	Visteon Corp.	332,221	2,691
	Sealy Corp.	162,691	2,688
*	Keystone Automotive Industries, Inc.	64,962	2,687
	Christopher & Banks Corp.	151,481	2,598
	Steven Madden, Ltd.	79,289	2,598
*	Drew Industries, Inc.	77,401	2,565
*	Pre-Paid Legal Services, Inc.	39,591	2,546
*	Timberland Co.	100,909	2,542
*	99 Cents Only Stores	193,394	2,535
*	Red Robin Gourmet Burgers, Inc.	62,754	2,533
*	Entravision Communications Corp.	241,291	2,517
*	Universal Technical Institute Inc.	95,396	2,422
*	Charlotte Russe Holding Inc.	89,117	2,395
*	LodgeNet Entertainment Corp.	73,848	2,368
*	California Pizza Kitchen, Inc.	108,570	2,332
*	^ Shuffle Master, Inc.	138,750	2,303
*	Fleetwood Enterprises, Inc.	253,718	2,296
*	CKX, Inc.	165,425	2,286
*	Zumiez Inc.	60,375	2,281

35

			Market
			Value
		Shares	($000)
*	Morgans Hotel Group	93,218	2,273
*	Mediacom Communications Corp.	230,483	2,233
*	^ WCI Communities, Inc.	133,293	2,223
	Ambassadors Group, Inc.	62,117	2,207
	Big 5 Sporting Goods Corp.	85,752	2,187
*	Volcom, Inc.	43,470	2,179
*	^ Krispy Kreme Doughnuts, Inc.	233,835	2,165
	Warner Music Group Corp.	147,781	2,135
*	^ Smith & Wesson Holding Corp.	127,487	2,135
*	TiVo Inc.	366,288	2,121
*	RC2 Corp.	51,515	2,061
*	Knology, Inc.	117,706	2,045
	Fred’s, Inc.	151,110	2,022
*	Skechers U.S.A., Inc.	68,153	1,990
*	Hot Topic, Inc.	175,949	1,913
*	^ DSW Inc. Class A	54,915	1,912
*	GSI Commerce, Inc.	81,750	1,857
*	^ Blockbuster Inc. Class A	424,656	1,830
*	AFC Enterprises, Inc.	105,099	1,817
	RCN Corp.	96,549	1,814
*	Retail Ventures, Inc.	112,230	1,810
	bebe stores, inc.	110,759	1,773
	Domino’s Pizza, Inc.	93,386	1,706
*	^ Avatar Holding, Inc.	21,160	1,628
*	INVESTools Inc.	161,618	1,610
*	^ Jamba Inc.	175,547	1,604
*	^ Build-A-Bear-Workshop, Inc.	61,255	1,601
*	Vertrue Inc.	32,747	1,597
	^ Martha Stewart Living Omnimedia, Inc.	91,145	1,568
*	Denny’s Corp.	350,255	1,559
*	Citi Trends Inc.	39,045	1,482
*	^ Trump Entertainment Resorts, Inc.	117,147	1,470
*	ValueVision Media, Inc.	127,881	1,448
*	MTR Gaming Group Inc.	93,093	1,434
	Sun-Times Media Group, Inc.	258,682	1,358
	Jackson Hewitt Tax Service Inc.	47,492	1,335
*	Lin TV Corp.	70,497	1,326
*	Peet’s Coffee & Tea Inc.	53,718	1,323
*	^ Isle of Capri Casinos, Inc.	54,603	1,308
*	A.C. Moore Arts & Crafts, Inc.	63,724	1,250
	Ameristar Casinos, Inc.	35,250	1,225
*	Monarch Casino & Resort, Inc.	45,525	1,222
*	^ True Religion Apparel, Inc.	59,607	1,212
*	PRIMEDIA Inc.	420,330	1,198
*	Harris Interactive Inc.	223,553	1,196
	Emmis Communications, Inc.	128,888	1,187
*	Ruth’s Chris Steak House	69,370	1,179
*	BJ’s Restaurants Inc.	59,371	1,172
*	Valassis Communications, Inc.	66,631	1,145
	Bon-Ton Stores, Inc.	28,026	1,123
*	New York & Co., Inc.	100,858	1,105
*	Blockbuster Inc. Class B	272,352	1,065
*	Stamps.com Inc.	77,061	1,062
	Pier 1 Imports Inc.	122,157	1,037
*	Shutterfly, Inc.	47,285	1,019
	^ Brookfield Homes Corp.	34,341	999

36

			Market
			Value
		Shares	($000)
*	^ Overstock.com, Inc.	53,478	977
*	Playboy Enterprises, Inc. Class B	84,615	959
*	1-800-FLOWERS.COM, Inc.	101,428	956
*	Town Sports International Holdings, Inc.	46,566	900
	^ Systemax Inc.	41,964	873
*	^ Leapfrog Enterprises, Inc.	82,663	847
*	^ iRobot Corp.	42,556	845
*	^ Heelys Inc.	32,317	836
*	^ Conn’s, Inc.	28,397	811
*	^ Six Flags, Inc.	131,569	801
*	Capella Education Co.	16,541	761
	Salem Communications Corp.	43,607	484
	Kimball International, Inc. Class B	34,246	480
	Triarc Cos., Inc. Class A	23,124	367
*	Spanish Broadcasting System, Inc.	79,288	341
			695,870
Consumer Staples (3.2%)
*	Rite Aid Corp.	2,115,116	13,494
	Church & Dwight, Inc.	259,215	12,562
*	Hansen Natural Corp.	268,232	11,529
*	NBTY, Inc.	226,975	9,805
	Alberto-Culver Co.	314,863	7,469
	Flowers Foods, Inc.	217,332	7,250
	Herbalife Ltd.	155,772	6,176
*	Winn-Dixie Stores, Inc.	197,308	5,781
	Casey’s General Stores, Inc.	180,251	4,914
*	Central European Distribution Corp.	129,110	4,470
*	United Natural Foods, Inc.	160,077	4,255
*	The Pantry, Inc.	90,148	4,156
*	Chattem, Inc.	62,812	3,981
	Nu Skin Enterprises, Inc.	229,651	3,789
	Seaboard Corp.	1,506	3,532
*	Ralcorp Holdings, Inc.	65,339	3,492
	^ The Andersons, Inc.	59,549	2,699
*	^ Wild Oats Markets Inc.	117,421	1,968
*	American Oriental Bioengineering, Inc.	200,797	1,787
*	Pathmark Stores, Inc.	134,868	1,748
*	^ USANA Health Sciences, Inc.	38,979	1,744
*	Alliance One International, Inc.	173,433	1,743
*	Playtex Products, Inc.	113,305	1,678
*	Boston Beer Co., Inc. Class A	37,616	1,480
*	^ Jones Soda Co.	96,100	1,347
*	^ The Great Atlantic & Pacific Tea Co., Inc.	37,152	1,246
	Tootsie Roll Industries, Inc.	43,464	1,204
	Sanderson Farms, Inc.	25,231	1,136
*	Chiquita Brands International, Inc.	58,756	1,114
	Coca-Cola Bottling Co.	15,872	798
*	Revlon, Inc. Class A	560,894	768
	^ Mannatech, Inc.	41,144	654
*	National Beverage Corp.	45,050	519
			130,288
Energy (10.1%)
	Frontier Oil Corp.	438,470	19,192
*	Denbury Resources, Inc.	476,925	17,885

37

			Market
			Value
		Shares	($000)
	Helmerich & Payne, Inc.	418,035	14,807
	Holly Corp.	189,621	14,068
*	Helix Energy Solutions Group, Inc.	352,469	14,067
*	Superior Energy Services, Inc.	337,777	13,484
*	Dresser Rand Group, Inc.	305,726	12,076
*	Oceaneering International, Inc.	215,369	11,337
*	Todco Class A	229,403	10,830
*	Petrohawk Energy Corp.	669,355	10,616
*	Core Laboratories N.V.	99,670	10,135
*	Global Industries Ltd.	368,901	9,894
*	^ Quicksilver Resources, Inc.	200,204	8,925
	Massey Energy Co.	319,541	8,516
*	TETRA Technologies, Inc.	285,619	8,054
	St. Mary Land & Exploration Co.	218,034	7,984
	Tidewater Inc.	108,438	7,686
*	Atwood Oceanics, Inc.	110,935	7,612
*	W-H Energy Services, Inc.	119,608	7,405
	Foundation Coal Holdings, Inc.	180,538	7,337
*	Plains Exploration & Production Co.	152,366	7,285
*	Grey Wolf, Inc.	745,219	6,141
*	Dril-Quip, Inc.	134,282	6,036
	Penn Virginia Corp.	148,496	5,970
*	Unit Corp.	91,880	5,780
	Berry Petroleum Class A	150,271	5,662
	Atlas America, Inc.	103,537	5,563
*	^ Cheniere Energy, Inc.	135,316	5,249
*	^ Delta Petroleum Corp.	257,126	5,163
*	USEC Inc.	225,020	4,946
	Cabot Oil & Gas Corp.	133,271	4,915
	World Fuel Services Corp.	106,979	4,500
*	Input/Output, Inc.	285,667	4,459
*	Universal Compression Holdings, Inc.	60,406	4,378
*	Complete Production Services, Inc.	168,448	4,354
*	Alpha Natural Resources, Inc.	206,503	4,293
*	^ Bill Barrett Corp.	113,779	4,190
*	^ ATP Oil & Gas Corp.	83,851	4,079
*	Carrizo Oil & Gas, Inc.	92,734	3,846
*	EXCO Resources, Inc.	215,029	3,750
*	Encore Acquisition Co.	129,953	3,613
*	^ Hercules Offshore, Inc.	108,015	3,498
	CARBO Ceramics Inc.	77,534	3,397
*	Arena Resources, Inc.	55,288	3,213
	^ Crosstex Energy, Inc.	109,528	3,147
*	Parallel Petroleum Corp.	141,318	3,095
*	International Coal Group, Inc.	516,345	3,088
*	Hanover Compressor Co.	129,123	3,080
*	^ Willbros Group, Inc.	96,566	2,866
*	NATCO Group Inc.	62,048	2,857
*	Petroleum Development Corp.	58,806	2,792
*	Oil States International, Inc.	65,484	2,707
*	US BioEnergy Corp.	210,899	2,396
*	Warren Resources Inc.	204,118	2,384
*	PetroQuest Energy, Inc.	161,647	2,350
	RPC Inc.	135,321	2,306
*	Matrix Service Co.	91,532	2,275
*	^ Aventine Renewable Energy Holdings, Inc.	124,880	2,119

38

			Market
			Value
		Shares	($000)
	Alon USA Energy, Inc.	46,576	2,050
*	^ Goodrich Petroleum Corp.	55,154	1,910
*	Energy Partners, Ltd.	113,061	1,887
*	^ Pacific Ethanol, Inc.	128,289	1,693
	W&T Offshore, Inc.	60,461	1,692
*	^ Cal Dive International, Inc.	99,933	1,662
*	Superior Well Services, Inc.	63,174	1,605
*	Parker Drilling Co.	151,654	1,598
	MarkWest Hydrocarbon, Inc.	26,051	1,496
*	Veneco Inc.	78,115	1,458
	Lufkin Industries, Inc.	21,330	1,377
*	Bois d’Arc Energy, Inc.	79,380	1,352
*	^ Allis-Chalmers Energy Inc.	57,615	1,325
*	^ Rentech, Inc.	507,620	1,315
*	^ VeraSun Energy Corp.	89,868	1,301
*	Basic Energy Services Inc.	49,474	1,265
*	^ McMoRan Exploration Co.	90,175	1,262
*	^ Evergreen Energy, Inc.	201,640	1,216
	Delek US Holdings, Inc.	32,977	879
*	^ GeoGlobal Resources Inc.	131,450	669
*	^ SulphCo, Inc.	172,419	622
*	Bronco Drilling Co., Inc.	27,816	456
	Penn Virginia GP Holdings LP	13,355	415
			404,157
Financials (5.4%)
	Jones Lang LaSalle Inc.	145,074	16,466
*	Affiliated Managers Group, Inc.	119,909	15,439
*	Philadelphia Consolidated Holding Corp.	237,863	9,943
	East West Bancorp, Inc.	243,309	9,460
	Douglas Emmett, Inc. REIT	365,557	9,044
	International Securities Exchange, Inc.	137,362	8,977
*	SVB Financial Group	136,366	7,242
	UCBH Holdings, Inc.	395,057	7,218
	DCT Industrial Trust Inc.	669,034	7,199
	Hilb, Rogal and Hamilton Co.	143,640	6,156
	Cash America International Inc.	117,658	4,665
*	GFI Group Inc.	62,465	4,527
	^ Greenhill & Co., Inc.	62,487	4,293
	optionsXpress Holdings Inc.	161,067	4,133
	NewAlliance Bancshares, Inc.	264,436	3,892
	^ Portfolio Recovery Associates, Inc.	63,206	3,794
*	Signature Bank	111,175	3,791
	Taubman Co. REIT	73,569	3,650
	United Community Banks, Inc.	135,979	3,520
	National Financial Partners Corp.	70,305	3,256
*	Alexander’s, Inc. REIT	7,998	3,233
	Equity Lifestyle Properties, Inc. REIT	58,449	3,050
*	Dollar Financial Corp.	94,493	2,693
*	World Acceptance Corp.	62,813	2,684
*	First Cash Financial Services, Inc.	112,681	2,641
	PS Business Parks, Inc. REIT	41,337	2,620
	Tower Group, Inc.	81,028	2,585
*	Stifel Financial Corp.	42,184	2,484
*	Move, Inc.	544,168	2,438
	Calamos Asset Management, Inc.	92,260	2,357

39

			Market
			Value
		Shares	($000)
*	Knight Capital Group, Inc. Class A	138,530	2,300
	FelCor Lodging Trust, Inc. REIT	82,114	2,137
*	MarketAxess Holdings, Inc.	116,094	2,089
	^ PrivateBancorp, Inc.	72,397	2,085
*	^ Tejon Ranch Co.	46,652	2,062
*	PICO Holdings, Inc.	47,269	2,045
	^ Cascade Bancorp	84,521	1,956
*	Nexcen Brands, Inc.	162,251	1,807
	^ Enstar Group Ltd.	14,789	1,785
*	Western Alliance Bancorp	59,111	1,764
*	EZCORP, Inc.	124,244	1,645
	Highland Hospitality Corp. REIT	85,198	1,636
*	LaBranche & Co. Inc.	217,540	1,605
	Advanta Corp. Class B	49,915	1,554
*	Universal American Financial Corp.	70,496	1,500
	Nara Bancorp, Inc.	93,537	1,490
*	^ Investors Bancorp, Inc.	104,140	1,399
	Bank of the Ozarks, Inc.	50,051	1,395
*	KBW Inc.	47,463	1,394
	CoBiz Inc.	70,705	1,281
*	Tradestation Group Inc.	106,985	1,246
*	Penson Worldwide, Inc.	49,631	1,217
*	Virginia Commerce Bancorp, Inc.	70,725	1,196
*	^ Accredited Home Lenders Holding Co.	85,462	1,168
	SWS Group, Inc.	48,212	1,042
	Amtrust Financial Services Inc.	53,773	1,010
*	Ocwen Financial Corp.	75,254	1,003
	Cohen & Steers, Inc.	21,421	931
*	Thomas Weisel Partners Group, Inc.	51,320	854
	Wilshire Bancorp Inc.	69,731	849
*	Credit Acceptance Corp.	30,043	806
	ViewPoint Financial Group	46,217	795
	^ ASTA Funding, Inc.	20,456	786
*	NewStar Financial, Inc.	54,894	781
*	CompuCredit Corp.	20,731	726
*	Affordable Residential Communities	57,148	675
*	eHealth, Inc.	33,512	640
*	Darwin Professional Underwriters, Inc.	23,787	599
*	First Acceptance Corp.	37,554	382
*	Wauwatosa Holdings, Inc.	19,579	324
	National Interstate Corp.	11,326	295
*	Primus Guaranty, Ltd.	27,061	290
	Advanta Corp. Class A	223	6
			216,000
Health Care (16.6%)
*	Cytyc Corp.	447,616	19,297
	Dade Behring Holdings Inc.	341,117	18,120
*	VCA Antech, Inc.	331,763	12,504
*	Gen-Probe Inc.	206,844	12,498
*	ResMed Inc.	302,174	12,468
*	WellCare Health Plans Inc.	137,550	12,450
*	Respironics, Inc.	290,050	12,353
*	IDEXX Laboratories Corp.	124,358	11,768
*	Hologic, Inc.	209,334	11,578
*	Edwards Lifesciences Corp.	230,025	11,349

40

			Market
			Value
		Shares	($000)
*	PDL BioPharma Inc.	457,915	10,669
*	Pediatrix Medical Group, Inc.	192,672	10,626
*	Ventana Medical Systems, Inc.	132,350	10,227
*	Illumina, Inc.	237,442	9,638
	Cooper Cos., Inc.	177,106	9,443
*	Sierra Health Services, Inc.	215,548	8,962
*	HLTH Corp.	617,073	8,645
*	Kyphon Inc.	177,825	8,562
*	Techne Corp.	148,634	8,503
*	OSI Pharmaceuticals, Inc.	227,518	8,238
*	Inverness Medical Innovations, Inc.	160,069	8,167
*	Psychiatric Solutions, Inc.	211,584	7,672
*	Immucor Inc.	269,166	7,529
*	Sunrise Senior Living, Inc.	180,045	7,200
*	MGI Pharma, Inc.	313,616	7,016
*	Magellan Health Services, Inc.	150,055	6,973
*	Varian, Inc.	122,600	6,722
*	Affymetrix, Inc.	269,567	6,710
	Medicis Pharmaceutical Corp.	218,581	6,675
*	Medarex, Inc.	461,231	6,591
*	Healthways, Inc.	137,684	6,522
*	BioMarin Pharmaceutical Inc.	363,040	6,513
	Mentor Corp.	159,088	6,472
*	Myriad Genetics, Inc.	170,624	6,346
	Chemed Corp.	95,302	6,318
	Valeant Pharmaceuticals International	369,507	6,167
*	^ United Therapeutics Corp.	92,232	5,881
*	Onyx Pharmaceuticals, Inc.	216,886	5,834
*	Alkermes, Inc.	399,273	5,829
*	Theravance, Inc.	181,040	5,793
*	^ HealthSouth Corp.	316,365	5,729
*	Haemonetics Corp.	106,893	5,624
*	Dionex Corp.	76,366	5,421
*	Digene Corp.	89,446	5,371
*	Align Technology, Inc.	216,317	5,226
*	^ Allscripts Healthcare Solutions, Inc.	202,587	5,162
*	Adams Respiratory Therapeutics, Inc.	125,816	4,956
*	PSS World Medical, Inc.	268,927	4,900
*	Apria Healthcare Group Inc.	169,399	4,874
*	American Medical Systems Holdings, Inc.	267,753	4,830
*	ArthroCare Corp.	107,116	4,703
*	Exelixis, Inc.	380,535	4,604
*	PAREXEL International Corp.	108,051	4,545
*	Human Genome Sciences, Inc.	500,262	4,462
*	Cubist Pharmaceuticals, Inc.	217,702	4,291
*	inVentiv Health, Inc.	112,066	4,103
	Arrow International, Inc.	107,006	4,096
*	Integra LifeSciences Holdings	82,875	4,096
*	Par Pharmaceutical Cos. Inc.	142,806	4,031
*	Regeneron Pharmaceuticals, Inc.	224,682	4,026
	LCA-Vision Inc.	82,560	3,902
*	LifeCell Corp.	127,229	3,886
*	Applera Corp.-Celera Genomics Group	310,454	3,850
*	ViroPharma Inc.	276,785	3,820
*	DJ Orthopedics Inc.	91,538	3,778
*	Alexion Pharmaceuticals, Inc.	83,819	3,777

41

			Market
			Value
		Shares	($000)
*	Eclipsys Corp.	187,194	3,706
*	Amedisys Inc.	101,970	3,705
*	Centene Corp.	171,509	3,674
	PolyMedica Corp.	89,746	3,666
*	HealthExtras, Inc.	122,852	3,634
*	Nuvasive, Inc.	134,291	3,627
*	Xenoport Inc.	78,310	3,479
*	Genesis Healthcare Corp.	50,486	3,454
*	Thoratec Corp.	186,405	3,428
*	Nektar Therapeutics	358,831	3,405
*	The Medicines Co.	191,573	3,376
*	Wright Medical Group, Inc.	138,264	3,335
*	Pharmion Corp.	114,842	3,325
*	Martek Biosciences Corp.	127,689	3,316
	Meridian Bioscience Inc.	148,028	3,206
*	Cepheid, Inc.	218,058	3,184
*	^ SurModics, Inc.	63,245	3,162
*	The TriZetto Group, Inc.	163,305	3,162
*	^ CV Therapeutics, Inc.	226,171	2,988
*	AMN Healthcare Services, Inc.	135,171	2,974
*	Sciele Pharma, Inc.	124,661	2,937
*	Advanced Medical Optics, Inc.	82,315	2,871
*	K-V Pharmaceutical Co. Class A	105,391	2,871
*	^ InterMune Inc.	108,167	2,806
*	Orthofix International N.V.	58,719	2,641
*	Omnicell, Inc.	124,712	2,592
*	Savient Pharmaceuticals Inc.	206,871	2,569
*	^ Assisted Living Concepts Inc.	229,200	2,441
*	Advanced Magnetics, Inc.	41,160	2,394
*	Palomar Medical Technologies, Inc.	66,909	2,322
*	Salix Pharmaceuticals, Ltd.	186,671	2,296
*	Noven Pharmaceuticals, Inc.	97,036	2,275
*	MedCath Corp.	71,506	2,274
*	Conceptus, Inc.	117,061	2,267
*	ICU Medical, Inc.	52,424	2,251
*	^ Emeritus Corp.	69,830	2,163
*	Quidel Corp.	119,619	2,101
*	Tanox, Inc.	108,071	2,098
*	Gentiva Health Services, Inc.	103,232	2,071
*	SonoSite, Inc.	65,375	2,055
*	Symmetry Medical Inc.	125,781	2,014
	Ligand Pharmaceuticals Inc. Class B	283,783	1,952
*	PRA International	76,919	1,946
*	Bio-Rad Laboratories, Inc. Class A	25,376	1,918
*	^ Medivation Inc.	93,374	1,908
*	Progenics Pharmaceuticals, Inc.	88,217	1,903
*	Kendle International Inc.	51,642	1,899
*	^ MannKind Corp.	153,139	1,888
*	^ Sirona Dental Systems Inc.	49,493	1,872
*	^ ev3 Inc.	108,730	1,835
*	Incyte Corp.	300,303	1,802
*	Halozyme Therapeutics Inc	192,349	1,775
*	Abaxis, Inc.	82,655	1,724
*	Neurocrine Biosciences, Inc.	150,756	1,693
*	Foxhollow Technologies Inc.	77,340	1,643
*	Volcano Corp.	80,030	1,617

42

			Market
			Value
		Shares	($000)
*	^ Alnylam Pharmaceuticals Inc.	103,058	1,565
*	Luminex Corp.	124,028	1,527
*	eResearch Technology, Inc.	158,881	1,511
*	Bruker BioSciences Corp.	166,793	1,503
*	^ Dendreon Corp.	211,436	1,497
*	OraSure Technologies, Inc.	182,919	1,496
*	Isis Pharmaceuticals, Inc.	151,098	1,463
*	^ ARIAD Pharmaceuticals, Inc.	259,774	1,426
*	Zymogenetics, Inc.	95,954	1,402
*	Cyberonics, Inc.	80,120	1,348
*	^ Radiation Therapy Services, Inc.	50,812	1,338
*	Omrix Biopharmaceuticals, Inc.	42,457	1,336
*	Merit Medical Systems, Inc.	103,716	1,240
*	Arena Pharmaceuticals, Inc.	111,521	1,226
*	^ Geron Corp.	171,673	1,209
*	^ Akorn, Inc.	161,390	1,128
*	Senomyx, Inc.	77,905	1,052
*	Keryx Biopharmaceuticals, Inc.	106,168	1,037
*	^ Aspect Medical Systems, Inc.	66,581	996
*	^ Nighthawk Radiology Holdings, Inc.	53,526	966
*	^ Momenta Pharmaceuticals, Inc.	93,288	940
*	Alliance Imaging, Inc.	99,371	933
*	GTx, Inc.	55,597	900
*	^ deCODE genetics, Inc.	232,787	869
*	Enzo Biochem, Inc.	54,823	820
*	Odyssey Healthcare, Inc.	68,424	812
*	^ Osiris Therapeutics, Inc.	55,241	746
*	K-V Pharmaceutical Co. Class B	26,991	735
*	^ Telik, Inc.	208,456	705
*	^ Hansen Medical Inc.	36,907	697
*	Rigel Pharmaceuticals, Inc.	78,173	697
*	Panacos Pharmaceuticals Inc.	201,942	652
*	^ Verenium Corp.	124,416	631
	Vital Signs, Inc.	10,984	610
*	Symbion, Inc.	27,456	596
*	Nabi Biopharmaceuticals	120,344	554
*	^ Affymax Inc.	20,048	540
*	Cadence Pharmaceuticals, Inc.	40,676	493
*	Idenix Pharmaceuticals Inc.	78,194	461
*	Northstar Neuroscience, Inc.	36,695	427
*	^ Nuvelo, Inc.	137,675	374
*	Emergent Biosolutions inc.	21,831	225
*	Coley Pharmaceutical Group	58,849	213
*	Biosite Inc.	47	4
			665,281
Industrials (16.8%)
	The Manitowoc Co., Inc.	244,702	19,669
*	Stericycle, Inc.	352,647	15,679
*	General Cable Corp.	204,966	15,526
*	Corrections Corp. of America	241,271	15,227
*	BE Aerospace, Inc.	359,335	14,841
*	Thomas & Betts Corp.	238,040	13,806
	Trinity Industries, Inc.	316,995	13,802
*	Alliant Techsystems, Inc.	130,953	12,984
*	Covanta Holding Corp.	486,328	11,988

43

			Market
			Value
		Shares	($000)
*	WESCO International, Inc.	195,375	11,810
*	Armor Holdings, Inc.	134,115	11,651
*	Kansas City Southern	301,328	11,312
	Landstar System, Inc.	226,031	10,906
	Graco, Inc.	267,219	10,764
	Flowserve Corp.	150,172	10,752
	Florida East Coast Industries, Inc. Class A	127,327	10,566
	MSC Industrial Direct Co., Inc. Class A	191,225	10,517
	Bucyrus International, Inc.	145,989	10,333
	Donaldson Co., Inc.	288,618	10,260
	The Toro Co.	162,775	9,586
*	Gardner Denver Inc.	208,620	8,877
*	Copart, Inc.	287,830	8,805
*	Waste Connections, Inc.	269,976	8,164
	Herman Miller, Inc.	258,012	8,153
*	Armstrong Worldwide Industries, Inc.	161,515	8,100
*	Continental Airlines, Inc. Class B	232,668	7,880
*	Hexcel Corp.	372,352	7,845
	The Brink’s Co.	125,287	7,754
*	Kirby Corp.	199,786	7,670
*	Ceradyne, Inc.	101,861	7,534
*	^ JetBlue Airways Corp.	593,502	6,974
	Actuant Corp.	108,756	6,858
	Wabtec Corp.	184,979	6,757
*	American Commercial Lines Inc.	245,474	6,395
*	EGL, Inc.	137,406	6,387
*	FTI Consulting, Inc.	165,128	6,280
	UTI Worldwide, Inc.	229,961	6,161
*	IHS Inc. Class A	133,519	6,142
*	Resources Connection, Inc.	181,436	6,020
*	Teledyne Technologies, Inc.	130,892	6,014
*	Geo Group Inc.	194,678	5,665
*	Infrasource Services Inc.	151,203	5,610
*	Hub Group, Inc.	155,265	5,459
	Mine Safety Appliances Co.	122,289	5,351
	Valmont Industries, Inc.	71,142	5,176
*	Perini Corp.	84,079	5,173
*	Orbital Sciences Corp.	242,579	5,097
*	Quanta Services, Inc.	163,518	5,015
*	Teletech Holdings Inc.	153,181	4,975
*	AAR Corp.	145,951	4,818
*	^ Energy Conversion Devices, Inc.	155,636	4,797
*	Labor Ready, Inc.	207,066	4,785
*	Huron Consulting Group Inc.	64,433	4,704
*	Cenveo Inc.	201,662	4,677
*	Acco Brands Corp.	202,374	4,665
	Knight Transportation, Inc.	239,136	4,634
*	EMCOR Group, Inc.	62,989	4,592
*	Genesee & Wyoming Inc. Class A	148,855	4,442
*	Korn/Ferry International	164,183	4,311
*	PHH Corp.	138,138	4,311
	Watson Wyatt & Co. Holdings	84,130	4,247
*	Mobile Mini, Inc.	141,757	4,139
	Heartland Express, Inc.	253,780	4,137
*	The Advisory Board Co.	74,279	4,127
	Forward Air Corp.	120,972	4,124

44

			Market
			Value
		Shares	($000)
*	American Reprographics Co.	129,157	3,977
*	AirTran Holdings, Inc.	361,766	3,950
*	CoStar Group, Inc.	71,422	3,777
*	ESCO Technologies Inc.	102,592	3,720
*	TransDigm Group, Inc.	89,538	3,623
	CLARCOR Inc.	96,287	3,604
*	The Middleby Corp.	59,884	3,582
*	Heidrick & Struggles International, Inc.	69,772	3,575
*	Navigant Consulting, Inc.	189,149	3,511
*	M&F Worldwide Corp.	52,178	3,474
	Interface, Inc.	179,312	3,382
*	RBC Bearings Inc.	81,941	3,380
*	Old Dominion Freight Line, Inc.	111,110	3,350
	Administaff, Inc.	99,505	3,332
*	Washington Group International, Inc.	41,507	3,321
*	Clean Harbors Inc.	66,487	3,286
*	^ Taser International Inc.	233,721	3,263
	^ Franklin Electric, Inc.	68,428	3,228
*	Tetra Tech, Inc.	148,901	3,209
	Steelcase Inc.	171,203	3,167
*	^ Evergreen Solar, Inc.	329,579	3,065
	Healthcare Services Group, Inc.	103,568	3,055
*	^ Beacon Roofing Supply, Inc.	174,071	2,957
*	Astec Industries, Inc.	68,758	2,903
	Rollins, Inc.	121,083	2,757
*	II-VI, Inc.	99,021	2,690
	Watsco, Inc.	47,854	2,603
*	GenCorp, Inc.	199,010	2,601
	HEICO Corp.	61,173	2,574
*	Kenexa Corp.	67,850	2,559
	Freightcar America Inc.	50,118	2,398
	Raven Industries, Inc.	64,497	2,303
	Horizon Lines Inc.	69,689	2,283
	United Industrial Corp.	38,044	2,282
*	DynCorp International Inc. Class A	102,099	2,245
*	CRA International Inc.	46,081	2,221
*	Kforce Inc.	138,249	2,209
*	Layne Christensen Co.	51,841	2,123
*	Hudson Highland Group, Inc.	98,328	2,103
*	Blount International, Inc.	159,728	2,089
*	^ American Science & Engineering, Inc.	36,275	2,062
*	Houston Wire & Cable Co.	66,428	1,887
	^ Simpson Manufacturing Co.	53,699	1,812
*	Atlas Air Worldwide Holdings, Inc.	29,836	1,759
	Knoll, Inc.	77,776	1,742
*	Accuride Corp.	111,408	1,717
*	^ Innerworkings, Inc.	106,677	1,709
*	H&E Equipment Services, Inc.	60,801	1,687
	^ American Railcar Industries, Inc.	42,276	1,649
*	NuCo2, Inc.	62,743	1,611
*	Allegiant Travel Co.	52,003	1,599
*	Pike Electric Corp.	71,272	1,595
*	^ Amerco, Inc.	19,226	1,452
*	^ Medis Technology Ltd.	93,364	1,372
	^ Encore Wire Corp.	45,230	1,332
*	^ FuelCell Energy, Inc.	162,835	1,290

45

			Market
			Value
		Shares	($000)
*	^ A.S.V., Inc.	74,325	1,284
*	Argon ST, Inc.	52,925	1,228
	Electro Rent Corp.	76,424	1,111
*	^ Power-One, Inc.	275,379	1,096
*	^ TurboChef Technologies, Inc.	75,037	1,045
*	MTC Technologies, Inc.	39,634	973
*	^ Trex Co., Inc.	47,563	934
*	^ Plug Power, Inc.	275,843	866
*	Columbus McKinnon Corp.	24,854	800
*	First Advantage Corp. Class A	33,223	764
*	LECG Corp.	47,826	723
*	Builders FirstSource, Inc.	44,665	717
	Wabash National Corp.	43,523	637
	Schawk, Inc.	29,119	583
*	Ionatron Inc.	124,395	485
	HEICO Corp. Class A	830	29
			675,061
Information Technology (23.3%)
*	aQuantive, Inc.	292,958	18,691
*	Trimble Navigation Ltd.	465,282	14,982
*	Mettler-Toledo International Inc.	156,085	14,908
*	CommScope, Inc.	236,844	13,820
*	Cypress Semiconductor Corp.	571,893	13,319
*	Varian Semiconductor Equipment Associates, Inc.	328,207	13,148
*	F5 Networks, Inc.	161,132	12,987
	Global Payments Inc.	318,566	12,631
*	Unisys Corp.	1,372,031	12,540
*	Brocade Communications Systems, Inc.	1,569,792	12,276
*	Ciena Corp.	335,541	12,123
	FactSet Research Systems Inc.	175,146	11,971
*	Polycom, Inc.	352,648	11,849
*	ValueClick, Inc.	388,685	11,451
*	FLIR Systems, Inc.	247,351	11,440
*	Novell, Inc.	1,347,293	10,495
	Fair Isaac, Inc.	249,863	10,024
*	Atmel Corp.	1,741,148	9,681
	MoneyGram International, Inc.	333,944	9,334
*	Foundry Networks, Inc.	549,972	9,163
*	^ Equinix, Inc.	98,496	9,009
*	SINA.com	205,874	8,618
*	Sonus Networks, Inc.	1,003,491	8,550
*	MICROS Systems, Inc.	157,156	8,549
*	Nuance Communications, Inc.	503,618	8,426
	Jack Henry & Associates Inc.	324,325	8,351
*	ANSYS, Inc.	306,190	8,114
*	ON Semiconductor Corp.	752,399	8,066
*	^ Cree, Inc.	306,540	7,924
*	^ Itron, Inc.	101,606	7,919
*	THQ Inc.	255,593	7,801
	National Instruments Corp.	238,931	7,782
	Acxiom Corp.	293,192	7,755
*	TIBCO Software Inc.	839,381	7,596
*	Tessera Technologies, Inc.	186,548	7,565
*	Amkor Technology, Inc.	460,087	7,246
*	Digital River, Inc.	159,705	7,227

46

			Market
			Value
		Shares	($000)
*	Harris Stratex Networks, Inc. Class A	389,701	7,007
*	j2 Global Communications, Inc.	197,180	6,882
*	VeriFone Holdings, Inc.	193,561	6,823
	Broadridge Financial Solutions LLC	355,528	6,798
*	FormFactor Inc.	176,553	6,762
*	Silicon Laboratories Inc.	195,248	6,758
*	Microsemi Corp.	281,686	6,746
*	Interdigital Communications Corp.	208,970	6,723
*	Gartner, Inc. Class A	272,032	6,689
*	Dolby Laboratories Inc.	186,913	6,619
	ADTRAN Inc.	252,971	6,570
*	eFunds Corp.	186,056	6,566
*	Atheros Communications, Inc.	209,242	6,453
*	PMC Sierra Inc.	833,834	6,446
*	Macrovision Corp.	210,140	6,317
*	Perot Systems Corp.	355,393	6,056
*	VistaPrint Ltd.	158,242	6,053
*	CACI International, Inc.	121,824	5,951
*	Cymer, Inc.	147,489	5,929
*	Rambus Inc.	326,634	5,873
*	BearingPoint, Inc.	760,846	5,562
*	Wright Express Corp.	160,416	5,497
*	Synopsys, Inc.	200,281	5,293
*	Informatica Corp.	343,540	5,074
*	^ Intermec, Inc.	197,735	5,005
*	Transaction Systems Architects, Inc.	148,135	4,986
*	Semtech Corp.	287,182	4,977
*	NETGEAR, Inc.	133,997	4,857
*	Dycom Industries, Inc.	161,378	4,838
*	Parametric Technology Corp.	221,843	4,794
*	RF Micro Devices, Inc.	765,046	4,774
*	Convergys Corp.	191,538	4,643
*	CNET Networks, Inc.	565,923	4,635
*	^ L-1 Identity Solutions Inc.	215,325	4,403
*	FEI Co.	134,539	4,367
*	Sybase, Inc.	180,997	4,324
*	^ SunPower Corp. Class A	68,332	4,308
*	DealerTrack Holdings Inc.	116,683	4,299
*	Quest Software, Inc.	262,253	4,246
*	Blackboard Inc.	100,387	4,228
*	Plexus Corp.	183,907	4,228
*	Comtech Telecommunications Corp.	91,019	4,225
*	Rofin-Sinar Technologies Inc.	60,921	4,204
*	SRA International, Inc.	166,190	4,198
*	^ Riverbed Technology, Inc.	95,231	4,173
*	Trident Microsystems, Inc.	226,928	4,164
*	ATMI, Inc.	138,751	4,163
*	^ Finisar Corp.	1,100,441	4,160
*	Net 1 UEPS Technologies, Inc.	170,486	4,117
*	SiRF Technology Holdings, Inc.	196,018	4,065
*	^ OmniVision Technologies, Inc.	216,825	3,927
*	Euronet Worldwide, Inc.	133,304	3,887
*	Omniture, Inc.	168,569	3,864
	Blackbaud, Inc.	174,907	3,862
*	Coherent, Inc.	124,833	3,809
	Cognex Corp.	168,554	3,794

47

			Market
			Value
		Shares	($000)
*	Websense, Inc.	177,533	3,773
*	^ Take-Two Interactive Software, Inc.	187,373	3,742
*	RealNetworks, Inc.	449,463	3,672
*	EarthLink, Inc.	487,243	3,640
*	MicroStrategy Inc.	37,891	3,580
*	SAVVIS, Inc.	71,713	3,551
*	Tekelec	243,679	3,514
*	^ Sohu.com Inc.	109,299	3,496
*	Synaptics Inc.	95,534	3,419
*	Cabot Microelectronics Corp.	95,169	3,378
*	Wind River Systems Inc.	306,990	3,377
*	SPSS, Inc.	74,586	3,292
*	ScanSource, Inc.	102,267	3,272
	MTS Systems Corp.	72,350	3,232
*	Diodes Inc.	77,273	3,228
*	Advanced Energy Industries, Inc.	142,375	3,226
*	^ ANADIGICS, Inc.	228,299	3,148
*	ViaSat, Inc.	96,735	3,105
*	Novatel Wireless, Inc.	118,966	3,095
*	Epicor Software Corp.	206,746	3,074
*	AMIS Holdings Inc.	245,223	3,070
*	Opsware, Inc.	320,197	3,045
*	Manhattan Associates, Inc.	108,248	3,021
*	Aspen Technologies, Inc.	212,590	2,976
*	Palm, Inc.	185,805	2,975
	Micrel, Inc.	233,367	2,968
*	Powerwave Technologies, Inc.	439,060	2,942
*	Applied Micro Circuits Corp.	1,173,871	2,935
*	Silicon Image, Inc.	339,236	2,911
	InfoSpace, Inc.	124,504	2,890
*	Blue Coat Systems, Inc.	57,953	2,870
	^ Daktronics, Inc.	132,466	2,845
*	Brightpoint, Inc.	200,850	2,770
*	The Ultimate Software Group, Inc.	95,640	2,767
*	Lawson Software, Inc.	279,276	2,762
*	Cogent Inc.	187,608	2,756
	Syntel, Inc.	89,799	2,729
*	Covansys Corp.	80,005	2,715
*	C-COR Inc.	191,652	2,695
*	Advent Software, Inc.	82,369	2,681
*	Sapient Corp.	346,609	2,679
	^ Quality Systems, Inc.	69,715	2,647
*	Harmonic, Inc.	296,475	2,630
*	Concur Technologies, Inc.	115,026	2,628
*	Rogers Corp.	70,181	2,597
*	Progress Software Corp.	81,565	2,593
*	VASCO Data Security International, Inc.	108,770	2,476
*	Internap Network Services Corp.	171,244	2,469
*	Sykes Enterprises, Inc.	128,853	2,447
*	Interwoven Inc.	173,127	2,431
*	^ Bankrate, Inc.	50,354	2,413
*	Spansion Inc. Class A	216,349	2,401
*	Kulicke & Soffa Industries, Inc.	227,275	2,380
*	DSP Group Inc.	115,702	2,368
*	^ Sigma Designs, Inc.	90,742	2,367
*	Global Cash Access, Inc.	147,104	2,357

48

			Market
			Value
		Shares	($000)
	Openwave Systems Inc.	375,975	2,354
*	Hittite Microwave Corp.	54,674	2,336
*	Vignette Corp.	119,875	2,297
*	^ UTStarcom, Inc.	408,764	2,293
*	ManTech International Corp.	74,308	2,291
*	Mentor Graphics Corp.	164,918	2,172
*	SonicWALL, Inc.	250,798	2,154
*	^ Netlogic Microsystems Inc.	64,942	2,068
*	Mattson Technology, Inc.	209,380	2,031
*	Perficient, Inc.	97,341	2,015
*	Exar Corp.	146,235	1,960
	Gevity HR, Inc.	100,275	1,938
*	^ Universal Display Corp.	123,161	1,935
*	S1 Corp.	241,452	1,929
	Cohu, Inc.	85,524	1,903
*	Commvault Systems, Inc.	109,976	1,899
*	The Knot, Inc.	92,547	1,869
*	Extreme Networks, Inc.	450,560	1,825
*	Agile Software Corp.	226,349	1,824
*	Ansoft Corp.	61,032	1,800
*	Smart Modular Technologies Inc.	129,723	1,785
	^ Heartland Payment Systems, Inc.	59,181	1,736
*	LoopNet, Inc.	74,074	1,728
*	Comtech Group Inc.	104,648	1,728
*	Forrester Research, Inc.	59,338	1,669
*	Tyler Technologies, Inc.	131,310	1,630
*	Orbcomm, Inc	95,933	1,574
*	DTS Inc.	70,986	1,545
*	Littelfuse, Inc.	44,580	1,505
*	Ixia	160,259	1,484
*	Supertex, Inc.	46,451	1,456
*	^ WebMD Health Corp. Class A	30,733	1,447
*	Advanced Analogic Technologies, Inc.	148,781	1,443
	^ Marchex, Inc.	87,517	1,428
*	MKS Instruments, Inc.	51,158	1,417
*	Komag, Inc.	43,225	1,378
*	Hughes Communications Inc.	26,316	1,373
*	^ iPass Inc.	247,347	1,341
*	Lionbridge Technologies, Inc.	226,896	1,336
*	EPIQ Systems, Inc.	81,389	1,315
*	InterVoice, Inc.	153,593	1,279
	TNS Inc.	86,353	1,244
*	Sonic Solutions, Inc.	98,387	1,241
*	FalconStor Software, Inc.	114,940	1,213
*	IPG Photonics Corp.	59,747	1,192
*	MSC Software Corp.	86,625	1,173
*	Ultratech, Inc.	87,704	1,169
*	RightNow Technologies Inc.	71,066	1,166
*	Liquidity Services, Inc.	60,896	1,144
*	^ Isilon Systems Inc.	72,303	1,115
*	PDF Solutions, Inc.	87,556	1,036
*	Verigy Ltd.	35,104	1,004
*	Borland Software Corp.	156,063	927
*	^ DivX, Inc.	60,133	902
*	^ IXYS Corp.	107,131	895
	Bel Fuse, Inc. Class B	24,018	817

49

			Market
			Value
		Shares	($000)
*	Eagle Test Systems, Inc.	49,609	797
*	Ness Technologies Inc.	58,528	761
*	TTM Technologies, Inc.	58,539	761
*	Packeteer, Inc.	91,299	713
*	Genesis Microchip Inc.	73,028	684
*	Exlservice Holdings Inc.	36,399	682
*	eSPEED, Inc. Class A	73,356	634
*	Gateway, Inc.	363,325	578
*	Optium Corp.	44,191	559
*	Rackable Systems Inc.	39,346	486
*	Jupitermedia Corp.	45,736	333
*	^ Multi-Fineline Electronix, Inc.	19,301	331
	^ Renaissance Learning, Inc.	22,466	295
	Bel Fuse, Inc. Class A	516	19
			934,683
Materials (4.7%)
*	AK Steel Holding Corp.	438,209	16,376
	Nalco Holding Co.	568,417	15,603
	Chaparral Steel Co.	183,966	13,222
	Cleveland-Cliffs Inc.	163,604	12,707
	CF Industries Holdings, Inc.	197,280	11,815
	Eagle Materials, Inc.	191,994	9,417
*	Terra Industries, Inc.	368,023	9,355
	Airgas, Inc.	181,327	8,686
*	Hercules, Inc.	428,743	8,425
	Carpenter Technology Corp.	62,717	8,173
	Scotts Miracle-Gro Co.	185,838	7,980
	Texas Industries, Inc.	95,207	7,465
*	RTI International Metals, Inc.	90,786	6,843
*	W.R. Grace & Co.	271,269	6,643
	Greif Inc. Class A	92,040	5,486
*	Kaiser Aluminum Corp.	57,075	4,160
*	Hecla Mining Co.	474,968	4,056
*	^ Coeur d’Alene Mines Corp.	1,104,804	3,966
*	^ Zoltek Cos., Inc.	81,915	3,402
*	Brush Engineered Materials Inc.	79,920	3,356
*	Apex Silver Mines Ltd.	151,241	3,052
	NewMarket Corp.	58,290	2,819
	Innospec, Inc.	46,860	2,775
	Deltic Timber Corp.	41,987	2,302
*	Graphic Packaging Corp.	399,258	1,932
	Silgan Holdings, Inc.	33,898	1,874
*	Stillwater Mining Co.	163,761	1,803
	Myers Industries, Inc.	72,607	1,605
*	Symyx Technologies, Inc.	130,629	1,504
	Royal Gold, Inc.	50,559	1,202
	A.M. Castle & Co.	23,908	859
	Tronox Inc. Class B	31,211	439
	Tronox Inc.	25,363	365
			189,667
Telecommunication Services (1.6%)
*	SBA Communications Corp.	374,289	12,572
*	Time Warner Telecom Inc.	479,638	9,641
*	NeuStar, Inc. Class A	263,788	7,642

50

			Market
			Value
		Shares	($000)
*	Dobson Communications Corp.	600,962	6,677
*	Cincinnati Bell Inc.	982,439	5,678
*	Cogent Communications Group, Inc.	184,983	5,525
*	Cbeyond Inc.	86,837	3,344
	NTELOS Holdings Corp.	116,708	3,226
*	General Communication, Inc.	178,714	2,289
	iPCS, Inc.	56,542	1,915
*	Centennial Communications Corp. Class A	146,695	1,392
*	Global Crossing Ltd.	72,546	1,370
*	^ Vonage Holdings Corp.	431,509	1,342
*	^ Covad Communications Group, Inc.	1,178,002	1,060
	Golden Telecom, Inc.	18,973	1,044
*	^ Globalstar, Inc.	42,951	445
*	^ InPhonic, Inc.	94,852	442
*	Fibertower Corp.	57,603	249
			65,853
Utilities (0.2%)
	^ Aqua America, Inc.	183,640	4,130
	^ Ormat Technologies Inc.	60,708	2,287
	SJW Corp.	19,057	635
			7,052
Total Common Stocks (Cost $3,192,596)			3,983,912
Temporary Cash Investments (7.0%)[1]
Money Market Fund (7.0%)
2	Vanguard Market Liquidity Fund, 5.281%	17,832,945	17,833
2	Vanguard Market Liquidity Fund, 5.281%	262,018,700	262,019
			279,852
		Face
		Amount
		($000)
U.S. Agency Obligation (0.0%)
3	Federal Home Loan Mortgage Corp.
4	5.197%, 7/9/07	1,000	999
Total Temporary Cash Investments (Cost $280,851)			280,851
Total Investments (106.3%) (Cost $3,473,447)			4,264,763
Other Assets and Liabilities—Net (–6.3%)			(254,109)
Net Assets (100%)			4,010,654

* Non-income-producing security.

^ Part of security position is on loan to broker-dealers.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 6.4%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4 Securities with a value of $999,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

51

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)[1]
Consumer Discretionary (12.3%)
	Service Corp. International	1,781,939	22,773
	Phillips-Van Heusen Corp.	337,270	20,428
	Dow Jones & Co., Inc.	346,998	19,935
	OfficeMax, Inc.	453,441	17,820
	Snap-On Inc.	337,646	17,054
	Men’s Wearhouse, Inc.	307,031	15,680
*	AnnTaylor Stores Corp.	437,176	15,485
*	Lear Corp.	418,553	14,905
	Meredith Corp.	233,904	14,408
	Dillard’s Inc.	367,834	13,216
	Barnes & Noble, Inc.	319,420	12,288
*	TRW Automotive Holdings Corp.	331,247	12,200
*	Rent-A-Center, Inc.	426,334	11,183
	Belo Corp. Class A	533,431	10,983
	MDC Holdings, Inc.	219,134	10,597
	Tupperware Brands Corp.	368,667	10,595
*	Quiksilver, Inc.	745,384	10,532
	Regis Corp.	274,156	10,486
	International Speedway Corp.	190,717	10,053
	Cooper Tire & Rubber Co.	355,138	9,809
	Ryland Group, Inc.	259,693	9,705
	American Greetings Corp. Class A	339,654	9,622
	Wolverine World Wide, Inc.	339,184	9,399
	Regal Entertainment Group Class A	425,720	9,336
	ArvinMeritor, Inc.	409,021	9,080
*	Payless ShoeSource, Inc.	260,376	8,215
	Bob Evans Farms, Inc.	222,040	8,182
*	Charming Shoppes, Inc.	747,213	8,092
*	Scholastic Corp.	222,702	8,004
	American Axle & Manufacturing Holdings, Inc.	268,692	7,959
	Callaway Golf Co.	423,380	7,540
	Citadel Broadcasting Corp.	1,145,830	7,391
*	Genesco, Inc.	138,964	7,269
*	Zale Corp.	293,543	6,989
	Standard Pacific Corp.	393,340	6,895
	Borders Group, Inc.	361,220	6,885
	CBRL Group, Inc.	150,164	6,379
	Ethan Allen Interiors, Inc.	183,620	6,289
	Interactive Data Corp.	226,603	6,068
	^ Beazer Homes USA, Inc.	238,676	5,888
	Group 1 Automotive, Inc.	139,355	5,622
	Stage Stores, Inc.	266,113	5,578
	United Auto Group, Inc.	258,592	5,505
	Sonic Automotive, Inc.	184,500	5,345
	IHOP Corp.	97,572	5,311
	Asbury Automotive Group, Inc.	204,497	5,102
	Lee Enterprises, Inc.	238,785	4,981
*	CSK Auto Corp.	266,610	4,906
*	Helen of Troy Ltd.	174,128	4,701
	Entercom Communications Corp.	186,753	4,648
*	Cabela’s Inc.	208,813	4,621
	Stewart Enterprises, Inc. Class A	586,321	4,567
*	K2 Inc.	300,013	4,557

52

			Market
			Value
		Shares	($000)
*	JAKKS Pacific, Inc.	160,454	4,515
	The Stride Rite Corp.	219,432	4,446
	Sally Beauty Co. Inc.	490,141	4,411
	Kellwood Co.	156,192	4,392
	Oxford Industries, Inc.	97,101	4,305
	Media General, Inc. Class A	129,100	4,295
	Modine Manufacturing Co.	190,020	4,294
	Oakley, Inc.	146,744	4,168
	Blyth, Inc.	154,982	4,119
	Cato Corp. Class A	187,733	4,119
	Sinclair Broadcast Group, Inc.	288,750	4,106
	Furniture Brands International Inc.	280,164	3,978
*	Aftermarket Technology Corp.	132,554	3,934
	Movado Group, Inc.	116,061	3,916
*	Timberland Co.	154,114	3,882
*	The Warnaco Group, Inc.	97,843	3,849
*	Jo-Ann Stores, Inc.	133,487	3,795
	Jackson Hewitt Tax Service Inc.	134,768	3,788
	Journal Communications, Inc.	290,703	3,782
	Speedway Motorsports, Inc.	93,027	3,719
	^ Talbots Inc.	147,593	3,694
	UniFirst Corp.	82,937	3,653
*	^ Meritage Corp.	135,480	3,624
	^ La-Z-Boy Inc.	313,625	3,594
*	^ Hovnanian Enterprises Inc. Class A	215,010	3,554
	Ameristar Casinos, Inc.	100,129	3,478
	Hearst-Argyle Television Inc.	141,248	3,404
*	Valassis Communications, Inc.	188,925	3,248
	Westwood One, Inc.	447,805	3,220
	The Buckle, Inc.	79,186	3,120
	The Marcus Corp.	131,120	3,115
*	Radio One, Inc. Class D	437,935	3,092
	Landry’s Restaurants, Inc.	100,805	3,050
	^ Superior Industries International, Inc.	137,902	3,001
	Churchill Downs, Inc.	56,896	2,980
	Pier 1 Imports Inc.	347,808	2,953
	Monro Muffler Brake, Inc.	78,262	2,931
	O’Charley’s Inc.	142,435	2,871
*	Cox Radio, Inc.	201,562	2,870
	Tempur-Pedic International Inc.	105,890	2,743
*	Steak n Shake Co.	163,243	2,725
	Domino’s Pizza, Inc.	143,263	2,617
	Courier Corp.	63,783	2,551
	Building Materials Holding Corp.	177,105	2,513
	Monaco Coach Corp.	172,614	2,477
	The Pep Boys (Manny, Moe & Jack)	120,964	2,439
	Lithia Motors, Inc.	96,214	2,438
	Gray Television, Inc.	259,665	2,407
*	Great Wolf Resorts, Inc.	167,388	2,385
	Coinmach Service Corp. Class A	177,494	2,348
	^ Tuesday Morning Corp.	189,502	2,342
	Finish Line, Inc.	254,939	2,322
	Nautilus Inc.	192,380	2,316
*	Fisher Communications, Inc.	45,148	2,293
*	^ Six Flags, Inc.	374,667	2,282
*	Visteon Corp.	274,649	2,225

53

			Market
			Value
		Shares	($000)
	Sauer-Danfoss, Inc.	72,672	2,163
*	MarineMax, Inc.	107,447	2,151
	Stein Mart, Inc.	172,819	2,119
	FTD Group, Inc.	112,486	2,071
	M/I Homes, Inc.	76,467	2,034
	World Wrestling Entertainment, Inc.	119,626	1,913
*	^ Cumulus Media Inc.	194,525	1,819
	CSS Industries, Inc.	45,343	1,796
	GateHouse Media, Inc.	95,734	1,776
	Kenneth Cole Productions, Inc.	69,511	1,717
*	RC2 Corp.	42,630	1,706
*	Core-Mark Holding Co., Inc.	46,295	1,666
*	Skechers U.S.A., Inc.	55,682	1,626
*	^ Source Interlink Cos., Inc.	314,933	1,568
*	Bluegreen Corp.	129,715	1,516
	RCN Corp.	79,659	1,497
	Arctic Cat, Inc.	71,795	1,422
	Kimball International, Inc. Class B	98,393	1,378
	Dover Downs Gaming & Entertainment, Inc.	86,767	1,302
*	Lin TV Corp.	57,785	1,087
	Journal Register Co.	237,329	1,063
*	^ Raser Technologies, Inc.	140,832	1,041
*	^ Palm Harbor Homes, Inc.	62,577	885
	Deb Shops, Inc.	30,645	847
	^ Brookfield Homes Corp.	28,196	820
*	Leapfrog Enterprises, Inc.	68,691	704
*	Magna Entertainment Corp. Class A	238,092	695
	Marine Products Corp.	80,497	662
*	Spanish Broadcasting System, Inc.	121,649	523
*	Radio One, Inc.	10,271	73
			727,389
Consumer Staples (3.4%)
	J.M. Smucker Co.	328,595	20,918
	Corn Products International, Inc.	451,961	20,542
	Del Monte Foods Co.	1,223,468	14,877
*	BJ’s Wholesale Club, Inc.	395,056	14,234
	Pilgrim’s Pride Corp.	263,641	10,063
	Universal Corp. (VA)	157,067	9,569
	Longs Drug Stores, Inc.	181,817	9,549
*	^ Winn-Dixie Stores, Inc.	302,599	8,866
	Ruddick Corp.	231,385	6,969
*	Performance Food Group Co.	212,388	6,900
*	Hain Celestial Group, Inc.	237,078	6,434
	Lancaster Colony Corp.	145,436	6,092
*	TreeHouse Foods Inc.	189,725	5,049
	^ Vector Group Ltd.	190,753	4,298
	Nash-Finch Co.	81,283	4,024
*	Elizabeth Arden, Inc.	155,557	3,774
	J & J Snack Foods Corp.	90,176	3,403
	Lance, Inc.	140,892	3,319
	WD-40 Co.	98,395	3,234
*	Central Garden & Pet Co. Class A	275,640	3,233
	Sanderson Farms, Inc.	71,304	3,210
*	^ Chiquita Brands International, Inc.	166,357	3,154
	Reddy Ice Holdings, Inc.	106,490	3,037

54

			Market
			Value
		Shares	($000)
*	Ralcorp Holdings, Inc.	53,902	2,881
*	Prestige Brands Holdings Inc.	213,742	2,774
*	Alliance One International, Inc.	266,416	2,677
	Weis Markets, Inc.	65,996	2,673
*	Playtex Products, Inc.	173,953	2,576
	Ingles Markets, Inc.	74,133	2,554
*	^ The Great Atlantic & Pacific Tea Co., Inc.	56,629	1,899
	Tootsie Roll Industries, Inc.	66,458	1,842
*	Central Garden and Pet Co.	133,117	1,632
*	^ Spectrum Brands Inc.	233,546	1,581
	Alico, Inc.	22,402	1,366
	Farmer Brothers, Inc.	44,401	1,005
	Mannatech, Inc.	33,635	534
			200,742
Energy (4.7%)
*	^ Forest Oil Corp.	475,707	20,103
*	Kinder Morgan Management, LLC	378,354	19,637
	Overseas Shipholding Group Inc.	192,510	15,670
	Cabot Oil & Gas Corp.	379,069	13,980
*	SEACOR Holdings Inc.	141,418	13,203
*	Mariner Energy Inc.	499,346	12,109
	Tidewater Inc.	166,132	11,775
*	Plains Exploration & Production Co.	233,448	11,161
	Western Refining, Inc.	187,051	10,812
*	Whiting Petroleum Corp.	256,038	10,375
*	Unit Corp.	140,973	8,869
*	Hanover Compressor Co.	368,195	8,781
*	Comstock Resources, Inc.	262,811	7,876
*	Oil States International, Inc.	186,439	7,707
*	Swift Energy Co.	179,903	7,693
*	Bristow Group, Inc.	136,057	6,742
*	Universal Compression Holdings, Inc.	92,538	6,706
*	Rosetta Resources, Inc.	308,331	6,641
*	Gulfmark Offshore, Inc.	110,272	5,648
*	Hornbeck Offshore Services, Inc.	142,542	5,525
*	Stone Energy Corp.	160,768	5,508
	^ General Maritime Corp.	173,677	4,651
*	Parker Drilling Co.	430,797	4,541
*	Pioneer Drilling Co.	301,737	4,499
*	^ Cheniere Energy, Inc.	111,514	4,326
*	Newpark Resources, Inc.	543,493	4,212
*	USEC Inc.	185,563	4,079
	Lufkin Industries, Inc.	60,378	3,897
*	Enbridge Energy Management LLC	69,265	3,854
*	Trico Marine Services, Inc.	89,832	3,672
*	EXCO Resources, Inc.	177,485	3,095
*	Encore Acquisition Co.	107,588	2,991
*	Horizon Offshore, Inc.	148,119	2,844
*	Harvest Natural Resources, Inc.	232,169	2,765
	W&T Offshore, Inc.	92,825	2,598
*	^ Oilsands Quest, Inc.	715,808	1,768
*	The Meridian Resource Corp.	540,783	1,633
*	Brigham Exploration Co.	262,324	1,540
*	^ Bronco Drilling Co., Inc.	78,716	1,292
*	^ Allis-Chalmers Energy Inc.	47,585	1,094

55

			Market
			Value
		Shares	($000)
*	Basic Energy Services Inc.	40,614	1,038
*	^ Evergreen Energy, Inc.	165,478	998
	Delek US Holdings, Inc.	27,014	720
			278,628
Financials (33.0%)
	Annaly Mortgage Management Inc. REIT	1,555,543	22,431
	Rayonier Inc. REIT	466,881	21,075
	Health Care Inc. REIT	479,064	19,335
*	Conseco, Inc.	925,074	19,325
	^ Thornburg Mortgage, Inc. REIT	722,340	18,911
	BRE Properties Inc. Class A REIT	306,983	18,201
	Mack-Cali Realty Corp. REIT	409,466	17,808
	Sky Financial Group, Inc.	637,395	17,758
	Essex Property Trust, Inc. REIT	151,742	17,648
	Cullen/Frost Bankers, Inc.	328,505	17,565
	Raymond James Financial, Inc.	565,399	17,471
	Alexandria Real Estate Equities, Inc. REIT	178,137	17,247
	StanCorp Financial Group, Inc.	325,899	17,103
	Arthur J. Gallagher & Co.	597,202	16,650
	Jefferies Group, Inc.	615,177	16,597
	Wilmington Trust Corp.	395,813	16,430
	Ohio Casualty Corp.	371,299	16,081
	^ Valley National Bancorp	700,441	15,753
	Bank of Hawaii Corp.	302,515	15,622
	Realty Income Corp. REIT	607,824	15,311
	Fulton Financial Corp.	1,057,190	15,245
	The Hanover Insurance Group Inc.	310,441	15,146
	Webster Financial Corp.	341,869	14,588
	Brandywine Realty Trust REIT	510,358	14,586
	Aspen Insurance Holdings Ltd.	509,749	14,309
	Nationwide Health Properties, Inc. REIT	514,443	13,993
	Kilroy Realty Corp. REIT	197,188	13,969
	Post Properties, Inc. REIT	265,131	13,821
	Endurance Specialty Holdings Ltd.	342,662	13,720
	CBL & Associates Properties, Inc. REIT	377,940	13,625
	Crescent Real Estate, Inc. REIT	594,225	13,334
	Waddell & Reed Financial, Inc.	512,260	13,324
	HRPT Properties Trust REIT	1,278,709	13,299
	Allied World Assurance Holdings, Ltd.	256,811	13,162
	Apollo Investment Corp.	608,815	13,102
	Washington Federal Inc.	531,874	12,930
*	Alleghany Corp.	31,654	12,867
	Platinum Underwriters Holdings, Ltd.	363,060	12,616
	^ IndyMac Bancorp, Inc.	431,377	12,583
	Highwood Properties, Inc. REIT	324,085	12,153
	Montpelier Re Holdings Ltd.	646,398	11,984
*	Investment Technology Group, Inc.	265,295	11,495
	Whitney Holdings Corp.	381,042	11,469
	Reinsurance Group of America, Inc.	186,669	11,245
	Digital Realty Trust, Inc. REIT	296,885	11,187
	Delphi Financial Group, Inc.	264,046	11,042
	First Midwest Bancorp, Inc.	304,115	10,799
	Commerce Group, Inc.	309,418	10,743
	Zenith National Insurance Corp.	225,426	10,615
	BancorpSouth, Inc.	433,284	10,598

56

			Market
			Value
		Shares	($000)
	First Industrial Realty Trust REIT	272,625	10,567
	LaSalle Hotel Properties REIT	243,242	10,562
	Home Properties, Inc. REIT	200,801	10,428
	Taubman Co. REIT	209,228	10,380
	The South Financial Group, Inc.	457,789	10,364
	Senior Housing Properties Trust REIT	508,827	10,355
	Strategic Hotels and Resorts, Inc. REIT	459,617	10,337
	DiamondRock Hospitality Co. REIT	535,306	10,214
	FirstMerit Corp.	487,272	10,199
	Potlatch Corp. REIT	236,150	10,166
	Corporate Office Properties Trust, Inc. REIT	247,537	10,151
*	ProAssurance Corp.	182,164	10,141
	BioMed Realty Trust, Inc. REIT	399,239	10,029
	IPC Holdings Ltd.	309,678	9,999
	Sunstone Hotel Investors, Inc. REIT	351,028	9,966
	Pennsylvania REIT	224,757	9,963
	LandAmerica Financial Group, Inc.	102,646	9,904
	The Phoenix Cos., Inc.	658,135	9,879
	Assured Guaranty Ltd.	333,782	9,867
	Chittenden Corp.	279,012	9,751
	Colonial Properties Trust REIT	266,655	9,720
	First Community Bancorp	167,747	9,597
	Spirit Finance Corp. REIT	655,225	9,540
	Selective Insurance Group	349,674	9,399
	Washington REIT	274,390	9,329
	MAF Bancorp, Inc.	170,222	9,236
	Umpqua Holdings Corp.	386,081	9,077
	First Republic Bank	168,529	9,043
	Cathay General Bancorp	268,531	9,007
	National Retail Properties REIT	397,689	8,693
	Entertainment Properties Trust REIT	161,037	8,661
	Greater Bay Bancorp	311,020	8,659
	Sterling Financial Corp.	294,986	8,537
	Citizens Banking Corp.	461,583	8,447
	^ Downey Financial Corp.	127,365	8,404
	First Niagara Financial Group, Inc.	640,906	8,396
	^ Westamerica Bancorporation	187,515	8,296
	Lexington Realty Trust REIT	397,819	8,275
	American Financial Realty Trust REIT	794,354	8,198
	UMB Financial Corp.	220,669	8,136
	International Bancshares Corp.	316,773	8,116
	Healthcare Realty Trust Inc. REIT	291,391	8,095
	Newcastle Investment Corp. REIT	320,500	8,035
	Ashford Hospitality Trust REIT	672,745	7,911
	Maguire Properties, Inc. REIT	229,017	7,862
	Equity Inns, Inc. REIT	333,256	7,465
	Odyssey Re Holdings Corp.	173,603	7,446
	Mid-America Apartment Communities, Inc. REIT	141,788	7,441
	Trustmark Corp.	285,958	7,395
	Pacific Capital Bancorp	273,517	7,379
	Redwood Trust, Inc. REIT	151,305	7,320
	United Bankshares, Inc.	225,620	7,175
	Max Re Capital Ltd.	253,001	7,160
	R.L.I. Corp.	126,447	7,075
	Tanger Factory Outlet Centers, Inc. REIT	188,631	7,064
	Prosperity Bancshares, Inc.	212,611	6,965

57

			Market
			Value
		Shares	($000)
	Cousins Properties, Inc. REIT	235,562	6,834
	Security Capital Assurance, Ltd.	218,712	6,752
	Ares Capital Corp.	400,121	6,742
	Inland Real Estate Corp. REIT	392,136	6,658
*	Knight Capital Group, Inc. Class A	394,903	6,555
	Provident Bankshares Corp.	199,305	6,533
	Wintrust Financial Corp.	147,556	6,470
	Omega Healthcare Investors, Inc. REIT	404,149	6,398
	Susquehanna Bancshares, Inc.	283,751	6,348
	EastGroup Properties, Inc. REIT	144,022	6,311
*	Piper Jaffray Cos., Inc.	113,099	6,303
	First Citizens BancShares Class A	31,981	6,217
	MB Financial, Inc.	178,055	6,186
	Central Pacific Financial Co.	186,767	6,165
	F.N.B. Corp.	367,522	6,152
	Argonaut Group, Inc.	197,124	6,152
	Extra Space Storage Inc. REIT	371,141	6,124
	Infinity Property & Casualty Corp.	120,662	6,121
	FelCor Lodging Trust, Inc. REIT	233,404	6,076
	Old National Bancorp	363,767	6,042
	MCG Capital Corp.	375,537	6,016
	Boston Private Financial Holdings, Inc.	222,715	5,984
	RAIT Financial Trust REIT	227,346	5,916
	Sovran Self Storage, Inc. REIT	122,541	5,902
	Provident Financial Services Inc.	370,908	5,846
	Glacier Bancorp, Inc.	286,598	5,832
	Alabama National BanCorporation	93,852	5,804
	^ American Home Mortgage Investment Corp. REIT	314,136	5,774
*	^ First Federal Financial Corp.	101,131	5,737
	Municipal Mortgage & Equity, L.L.C.	233,574	5,695
	Equity One, Inc. REIT	222,535	5,686
	^ Park National Corp.	66,928	5,675
	Hancock Holding Co.	149,172	5,601
	Glimcher Realty Trust REIT	223,809	5,595
	^ Frontier Financial Corp.	248,146	5,591
	Horace Mann Educators Corp.	261,947	5,564
	Advance America, Cash Advance Centers, Inc.	290,263	5,149
	Friedman, Billings, Ramsey Group, Inc. REIT	931,479	5,086
	Capitol Federal Financial	135,029	4,985
	National Financial Partners Corp.	107,646	4,985
	Franklin Street Properties Corp. REIT	301,255	4,983
	Sterling Bancshares, Inc.	431,997	4,886
	Innkeepers USA Trust REIT	275,476	4,884
	U-Store-It Trust REIT	296,345	4,857
	Acadia Realty Trust REIT	183,631	4,765
	Financial Federal Corp.	157,459	4,695
	Highland Hospitality Corp. REIT	242,017	4,647
	First BanCorp Puerto Rico	417,991	4,594
	National Penn Bancshares Inc.	275,206	4,590
	National Health Investors REIT	143,312	4,546
	Anthracite Capital Inc. REIT	386,580	4,523
	Parkway Properties Inc. REIT	94,003	4,515
	TrustCo Bank NY	456,112	4,506
	NorthStar Realty Finance Corp. REIT	357,437	4,472
	United Fire & Casualty Co.	126,195	4,465
	NBT Bancorp, Inc.	197,805	4,462

58

			Market
			Value
		Shares	($000)
	Hanmi Financial Corp.	259,620	4,429
	^ First Commonwealth Financial Corp.	404,203	4,414
*	Navigators Group, Inc.	81,323	4,383
	Community Banks, Inc.	135,945	4,380
	^ Fremont General Corp.	403,035	4,337
	S & T Bancorp, Inc.	131,232	4,318
	CVB Financial Corp.	384,375	4,274
	Stewart Information Services Corp.	104,484	4,162
	Brookline Bancorp, Inc.	355,605	4,093
	City Holding Co.	106,624	4,087
	BankUnited Financial Corp.	200,840	4,031
	Bank Mutual Corp.	349,069	4,025
	Amcore Financial, Inc.	138,262	4,008
	Medical Properties Trust Inc. REIT	299,410	3,961
	American Campus Communities, Inc. REIT	139,464	3,945
	First Charter Corp.	198,703	3,869
	Cedar Shopping Centers, Inc. REIT	262,876	3,772
	PFF Bancorp, Inc.	134,547	3,758
	American Equity Investment Life Holding Co.	306,405	3,701
	Crystal River Capital Inc. REIT	152,280	3,697
	OneBeacon Insurance Group Ltd.	145,918	3,696
	First Financial Bankshares, Inc.	94,837	3,681
	Ramco-Gershenson Properties Trust REIT	100,876	3,624
	Midland Co.	75,605	3,549
	MFA Mortgage Investments, Inc. REIT	483,758	3,522
	Chemical Financial Corp.	135,848	3,514
	Westbanco Inc.	118,324	3,491
	Deerfield Triarc Capital Corp. REIT	236,806	3,464
	Community Bank System, Inc.	173,003	3,464
	21st Century Insurance Group	157,987	3,454
	First Potomac REIT	147,200	3,428
	National Western Life Insurance Co. Class A	13,550	3,427
	Safety Insurance Group, Inc.	82,702	3,424
	Alfa Corp.	219,704	3,421
	Kite Realty Group Trust REIT	176,210	3,352
	Gramercy Capital Corp. REIT	118,533	3,264
	^ Corus Bankshares Inc.	186,947	3,227
	NewAlliance Bancshares, Inc.	217,754	3,205
	Northwest Bancorp, Inc.	122,407	3,200
*	Texas Capital Bancshares, Inc.	143,143	3,199
	Provident New York Bancorp, Inc.	233,845	3,159
*	United America Indemnity, Ltd.	126,446	3,145
	Sun Communities, Inc. REIT	105,220	3,132
	FBL Financial Group, Inc. Class A	78,087	3,070
	First Financial Bancorp	203,956	3,057
	Arbor Realty Trust, Inc. REIT	117,032	3,021
	Anchor Bancorp Wisconsin Inc.	112,258	2,940
	^ Luminent Mortgage Capital, Inc. REIT	290,297	2,929
	Nelnet, Inc.	118,731	2,902
*	Triad Guaranty, Inc.	72,634	2,900
	Harleysville Group, Inc.	86,311	2,879
	Saul Centers, Inc. REIT	63,239	2,868
	Columbia Banking System, Inc.	97,699	2,858
	Capital Lease Funding, Inc. REIT	265,689	2,856
	Sandy Spring Bancorp, Inc.	89,957	2,828
	Investors Real Estate Trust REIT	273,631	2,827

59

			Market
			Value
		Shares	($000)
	TierOne Corp.	93,784	2,823
	Flagstar Bancorp, Inc.	233,021	2,808
	Getty Realty Holding Corp. REIT	105,751	2,779
	IBERIABANK Corp.	55,655	2,752
	West Coast Bancorp	90,159	2,740
*	Centennial Bank Holdings Inc.	319,685	2,708
	Harleysville National Corp.	166,996	2,692
	State Auto Financial Corp.	87,240	2,674
	Community Trust Bancorp Inc.	82,685	2,671
	Presidential Life Corp.	134,486	2,644
	Cohen & Steers, Inc.	60,743	2,639
	LTC Properties, Inc. REIT	114,703	2,609
*	American Physicians Capital, Inc.	63,941	2,590
	Capital Southwest Corp.	16,512	2,572
	Gamco Investors Inc. Class A	45,429	2,546
	City Bank Lynnwood (WA)	80,728	2,544
	WSFS Financial Corp.	38,474	2,517
	Anworth Mortgage Asset Corp. REIT	277,879	2,515
	First State Bancorporation	118,118	2,515
	BankAtlantic Bancorp, Inc. Class A	291,235	2,508
	Independent Bank Corp. (MA)	84,883	2,507
	Equity Lifestyle Properties, Inc. REIT	47,972	2,504
	First Merchants Corp.	100,690	2,420
	Bristol West Holdings, Inc.	107,757	2,411
	Advanta Corp. Class A	83,537	2,373
	Capital Trust Class A REIT	68,824	2,350
	GMH Communities Trust REIT	241,133	2,337
*	Universal American Financial Corp.	107,975	2,298
	First Financial Holdings, Inc.	69,523	2,274
	Capitol Bancorp Ltd.	83,164	2,273
	Education Realty Trust, Inc. REIT	161,971	2,272
	Universal Health Realty Income REIT	68,146	2,269
	Partners Trust Financial Group, Inc.	215,210	2,260
	First Place Financial Corp.	106,709	2,254
	JER Investors Trust Inc. REIT	149,414	2,241
	KNBT Bancorp Inc.	152,047	2,235
	BankFinancial Corp.	141,470	2,186
	PS Business Parks, Inc. REIT	34,091	2,160
	Independent Bank Corp. (MI)	125,086	2,153
*	^ Investors Bancorp, Inc.	159,734	2,145
	^ Capital City Bank Group, Inc.	67,904	2,128
	Renasant Corp.	93,330	2,122
	Banner Corp.	62,060	2,114
	Old Second Bancorp, Inc.	72,081	2,102
	Integra Bank Corp.	97,219	2,087
	Washington Trust Bancorp, Inc.	81,836	2,063
	Dime Community Bancshares	156,169	2,060
*	^ CompuCredit Corp.	58,454	2,047
*	Franklin Bank Corp.	136,948	2,041
	^ Impac Mortgage Holdings, Inc. REIT	441,786	2,037
*	CNA Surety Corp.	106,449	2,013
	W Holding Co., Inc.	750,776	1,982
	Resource America, Inc.	95,063	1,959
	First Busey Corp.	97,894	1,957
*	PXRE Group Ltd.	418,316	1,941
*	Affordable Residential Communities	162,411	1,920

60

			Market
			Value
		Shares	($000)
	Simmons First National Corp.	68,993	1,904
	^ Seacoast Banking Corp. of Florida	86,757	1,887
	First Source Corp.	75,305	1,877
	Omega Financial Corp.	68,929	1,853
	TriCo Bancshares	81,992	1,833
	Advanta Corp. Class B	58,097	1,809
	First Indiana Corp.	81,771	1,809
	First Community Bancshares, Inc.	57,921	1,807
	S.Y. Bancorp, Inc.	75,084	1,784
	Union Bankshares Corp.	76,618	1,778
	First Financial Corp. (IN)	60,466	1,775
	Irwin Financial Corp.	118,314	1,771
	Sterling Bancorp	108,421	1,738
	Yardville National Bancorp	50,477	1,724
	Heartland Financial USA, Inc.	70,048	1,702
	BancFirst Corp.	38,387	1,644
	Urstadt Biddle Properties Class A REIT	95,603	1,626
	Sterling Financial Corp. (PA)	152,565	1,605
	SWS Group, Inc.	74,196	1,604
	Lakeland Bancorp, Inc.	120,156	1,598
	United Community Financial Corp.	159,680	1,594
	Tompkins Trustco, Inc.	41,575	1,555
	Amtrust Financial Services Inc.	81,878	1,538
	Midwest Banc Holdings, Inc.	105,456	1,529
*	Ocwen Financial Corp.	114,669	1,529
*	Scottish Re Group Ltd.	311,155	1,522
	James River Group Inc.	45,770	1,521
	Univest Corp. of Pennsylvania	67,173	1,513
	U.S.B. Holding Co., Inc.	79,115	1,508
	Kearny Financial Corp.	109,615	1,478
	Great Southern Bancorp, Inc.	54,496	1,474
	Center Financial Corp.	75,551	1,278
*	Asset Acceptance Capital Corp.	69,969	1,238
*	^ Oritani Financial Corp.	86,153	1,231
	^ ASTA Funding, Inc.	31,150	1,197
	Baldwin & Lyons, Inc. Class B	45,346	1,178
*	KBW Inc.	39,021	1,146
	Donegal Group Inc. Class A	71,308	1,062
	Taylor Capital Group, Inc.	37,106	1,022
	^ Roma Financial Corp.	60,075	995
	Republic Bancorp, Inc. Class A	55,373	919
*	Primus Guaranty, Ltd.	76,908	824
*	ACA Capital Holdings Inc.	66,508	791
*	First Acceptance Corp.	55,536	564
*	Wauwatosa Holdings, Inc.	30,404	503
	National Interstate Corp.	17,436	455
	Crawford & Co. Class B	66,213	448
	Urstadt Biddle Properties REIT	19,216	343
	KKR Financial Holdings LLC REIT	616	15
			1,947,659
Health Care (3.6%)
	PerkinElmer, Inc.	748,702	19,511
	Universal Health Services Class B	305,544	18,791
*	LifePoint Hospitals, Inc.	331,638	12,828
	STERIS Corp.	393,329	12,036

61

			Market
			Value
		Shares	($000)
	Perrigo Co.	479,722	9,393
	West Pharmaceutical Services, Inc.	199,048	9,385
	Owens & Minor, Inc. Holding Co.	244,923	8,558
*	Advanced Medical Optics, Inc.	234,610	8,183
*	AMERIGROUP Corp.	317,241	7,550
	Alpharma, Inc. Class A	260,392	6,773
	Analogic Corp.	85,006	6,249
*	Kindred Healthcare, Inc.	194,233	5,967
*	Bio-Rad Laboratories, Inc. Class A	72,619	5,488
*	Healthspring, Inc.	261,527	4,985
*	CONMED Corp.	169,979	4,977
*	AmSurg Corp.	182,331	4,401
*	Greatbatch, Inc.	134,247	4,350
*	Matria Healthcare, Inc.	130,671	3,957
*	Pharmanet Development Group, Inc.	106,213	3,386
	Invacare Corp.	178,489	3,272
*	Alexion Pharmaceuticals, Inc.	68,990	3,109
*	Cross Country Healthcare, Inc.	185,282	3,090
	Datascope Corp.	78,823	3,017
	Option Care, Inc.	188,809	2,908
*	Res-Care, Inc.	135,823	2,871
*	Genesis Healthcare Corp.	41,730	2,855
	Landauer, Inc.	55,477	2,732
*	Molina Healthcare Inc.	77,137	2,354
*	Isis Pharmaceuticals, Inc.	231,396	2,240
	Cambrex Corp.	162,987	2,163
*	Albany Molecular Research, Inc.	139,548	2,072
*	Advanced Magnetics, Inc.	34,087	1,982
	National Healthcare Corp.	37,434	1,932
*	Arena Pharmaceuticals, Inc.	171,435	1,884
	Vital Signs, Inc.	31,303	1,739
*	Symbion, Inc.	77,201	1,676
*	^ Sirona Dental Systems Inc.	40,895	1,547
*	Enzo Biochem, Inc.	83,730	1,252
*	Odyssey Healthcare, Inc.	104,132	1,235
*	^ Dendreon Corp.	173,813	1,231
*	^ Zymogenetics, Inc.	79,504	1,162
*	^ Geron Corp.	140,803	991
*	Senomyx, Inc.	64,386	869
*	Keryx Biopharmaceuticals, Inc.	87,112	851
*	Nabi Biopharmaceuticals	183,299	843
*	Rigel Pharmaceuticals, Inc.	64,372	574
*	Northstar Neuroscience, Inc.	30,106	350
*	Nuvelo, Inc.	112,455	306
			209,875
Industrials (17.3%)
	Harsco Corp.	511,651	26,606
*	AGCO Corp.	555,044	24,094
*	Shaw Group, Inc.	490,290	22,696
	Ryder System, Inc.	369,903	19,901
	Kennametal, Inc.	235,324	19,304
	IDEX Corp.	489,727	18,874
	Teleflex Inc.	225,637	18,453
	Lincoln Electric Holdings, Inc.	246,576	18,306
	The Timken Co.	487,106	17,589

62

			Market
			Value
		Shares	($000)
	Carlisle Co., Inc.	375,612	17,470
*	Avis Budget Group, Inc.	614,149	17,460
	Hubbell Inc. Class B	316,411	17,156
	Laidlaw International Inc.	482,032	16,654
	Acuity Brands, Inc.	264,801	15,962
	GATX Corp.	312,096	15,371
*	URS Corp.	316,117	15,347
	Belden CDT Inc.	268,254	14,848
*	United Rentals, Inc.	444,340	14,459
	Con-way, Inc.	286,530	14,395
*	Quanta Services, Inc.	465,385	14,273
	DRS Technologies, Inc.	245,112	14,038
	Granite Construction Co.	216,397	13,888
	Crane Co.	297,157	13,506
	Alexander & Baldwin, Inc.	247,106	13,124
*	YRC Worldwide, Inc.	347,631	12,793
	Deluxe Corp.	313,554	12,733
	Curtiss-Wright Corp.	267,640	12,475
	IKON Office Solutions, Inc.	788,277	12,305
*	United Stationers, Inc.	184,135	12,271
*	Genlyte Group, Inc.	154,549	12,138
	Lennox International Inc.	351,169	12,021
	Baldor Electric Co.	233,283	11,496
	Brady Corp. Class A	305,530	11,347
	HNI Corp.	266,240	10,916
	Macquarie Infrastructure Company LLC	253,739	10,525
*	GrafTech International Ltd.	616,310	10,379
	Woodward Governor Co.	186,989	10,036
*	Moog Inc.	220,686	9,734
	Briggs & Stratton Corp.	300,954	9,498
*	Washington Group International, Inc.	118,206	9,458
	UAP Holding Corp.	310,175	9,349
	Nordson Corp.	184,617	9,260
	Kaydon Corp.	171,787	8,954
	Flowserve Corp.	123,949	8,875
	Skywest, Inc.	370,215	8,822
	Regal-Beloit Corp.	188,487	8,772
	Mueller Water Products, Inc.	522,934	7,844
	Mueller Industries Inc.	225,438	7,764
	Walter Industries, Inc.	265,903	7,701
*	Esterline Technologies Corp.	155,000	7,488
*	EMCOR Group, Inc.	96,702	7,050
	Applied Industrial Technology, Inc.	237,931	7,019
	Watts Water Technologies, Inc.	185,415	6,947
	ABM Industries Inc.	268,407	6,928
*	Alaska Air Group, Inc.	243,944	6,796
	Werner Enterprises, Inc.	324,600	6,541
	Watson Wyatt & Co. Holdings	128,971	6,510
*	Continental Airlines, Inc. Class B	191,938	6,501
	Triumph Group, Inc.	98,837	6,471
	The Brink’s Co.	103,535	6,408
	Albany International Corp.	157,755	6,380
	Barnes Group, Inc.	190,749	6,043
*	NCI Building Systems, Inc.	120,945	5,966
*	Dollar Thrifty Automotive Group, Inc.	145,300	5,934
	^ Eagle Bulk Shipping Inc.	251,315	5,632

63

			Market
			Value
		Shares	($000)
	Arkansas Best Corp.	144,435	5,629
*	EnPro Industries, Inc.	128,992	5,520
	CLARCOR Inc.	147,428	5,518
	Aircastle Ltd.	138,605	5,518
	NACCO Industries, Inc. Class A	34,186	5,316
	Pacer International, Inc.	224,591	5,282
	Viad Corp.	125,134	5,277
	^ Simpson Manufacturing Co.	152,726	5,153
*	Consolidated Graphics, Inc.	74,305	5,148
	G & K Services, Inc. Class A	124,015	4,900
	A.O. Smith Corp.	122,634	4,892
*	School Specialty, Inc.	135,258	4,794
	Apogee Enterprises, Inc.	171,569	4,773
	Ameron International Corp.	51,405	4,636
*	Superior Essex Inc.	123,973	4,630
	Robbins & Myers, Inc.	87,088	4,627
*	Interline Brands, Inc.	176,594	4,606
	McGrath RentCorp	136,465	4,598
	Federal Signal Corp.	289,775	4,596
	Cascade Corp.	57,465	4,508
*	Republic Airways Holdings Inc.	221,213	4,502
	Genco Shipping and Trading Ltd.	108,439	4,474
*	Chart Industries, Inc.	156,509	4,451
	Kelly Services, Inc. Class A	161,320	4,430
	Universal Forest Products, Inc.	103,114	4,358
	Kaman Corp. Class A	139,229	4,343
*	Goodman Global, Inc.	188,418	4,187
*	Williams Scotsman International Inc.	170,096	4,050
	Watsco, Inc.	73,466	3,997
*	Sequa Corp. Class A	34,268	3,838
	CIRCOR International, Inc.	92,817	3,753
	Tennant Co.	102,541	3,743
	Quintana Maritime Ltd.	229,504	3,631
*	^ Insituform Technologies Inc. Class A	165,861	3,617
*	PHH Corp.	113,994	3,558
*	Griffon Corp.	163,185	3,554
	Tredegar Corp.	165,963	3,535
	Comfort Systems USA, Inc.	248,572	3,525
	Ennis, Inc.	148,276	3,487
	Bowne & Co., Inc.	177,098	3,455
	EDO Corp.	102,799	3,379
*	Spherion Corp.	344,473	3,235
	^ Mueller Water Products, Inc. Class A	174,942	2,985
	TAL International Group, Inc.	100,069	2,973
	Cubic Corp.	97,745	2,950
*	ABX Air, Inc.	354,706	2,859
	^ The Greenbrier Cos., Inc.	92,693	2,801
	CDI Corp.	85,447	2,751
*	Atlas Air Worldwide Holdings, Inc.	45,820	2,701
	Knoll, Inc.	118,855	2,662
*	Tetra Tech, Inc.	122,878	2,648
*	EnerSys	143,084	2,618
	Steelcase Inc.	141,018	2,609
*	CBIZ Inc.	334,286	2,457
*	Commercial Vehicle Group Inc.	128,869	2,401
*	Columbus McKinnon Corp.	70,296	2,264

64

			Market
			Value
		Shares	($000)
*	Rush Enterprises, Inc. Class A	104,024	2,259
	American Woodmark Corp.	62,784	2,172
	Horizon Lines Inc.	57,445	1,882
	Bluelinx Holdings Inc.	178,579	1,873
	Wabash National Corp.	123,642	1,809
	Vicor Corp.	127,040	1,681
*	ExpressJet Holdings, Inc.	279,231	1,670
*	Volt Information Sciences Inc.	79,066	1,458
	Lawson Products, Inc.	33,702	1,304
*	^ Amerco, Inc.	15,841	1,196
	^ Encore Wire Corp.	37,064	1,091
*	^ FuelCell Energy, Inc.	133,559	1,058
	Xerium Technologies Inc.	132,809	1,012
	Schawk, Inc.	44,868	898
*	PGT, Inc.	73,758	806
	The Standard Register Co.	65,147	743
*	Rush Enterprises, Inc. Class B	32,120	673
*	Sirva Inc.	314,864	623
*	LECG Corp.	39,198	592
*	Builders FirstSource, Inc.	36,571	587
			1,023,943
Information Technology (9.8%)
	Diebold, Inc.	398,651	20,810
*	Integrated Device Technology Inc.	1,209,571	18,470
	Tektronix, Inc.	502,161	16,943
*	International Rectifier Corp.	441,461	16,449
*	Vishay Intertechnology, Inc.	1,035,609	16,383
*	Anixter International Inc.	215,304	16,193
*	Synopsys, Inc.	570,048	15,066
*	Fairchild Semiconductor International, Inc.	746,390	14,420
*	Andrew Corp.	971,925	14,035
*	Convergys Corp.	545,219	13,216
*	ADC Telecommunications, Inc.	713,937	13,086
*	Tech Data Corp.	334,585	12,868
*	Arris Group Inc.	656,169	11,542
*	Emulex Corp.	524,363	11,452
*	Sanmina-SCI Corp.	3,226,012	10,097
*	3Com Corp.	2,413,073	9,966
*	Benchmark Electronics, Inc.	437,939	9,906
*	Electronics for Imaging, Inc.	345,715	9,756
*	^ Avid Technology, Inc.	249,797	8,830
*	BISYS Group, Inc.	733,814	8,681
*	MPS Group, Inc.	624,255	8,346
*	Brooks Automation, Inc.	459,181	8,334
*	Entegris Inc.	698,429	8,297
*	Avocent Corp.	278,815	8,088
*	SAIC, Inc.	446,610	8,070
	Imation Corp.	211,995	7,814
*	CSG Systems International, Inc.	286,845	7,604
	Plantronics, Inc.	289,617	7,594
*	Parametric Technology Corp.	339,860	7,344
*	Skyworks Solutions, Inc.	930,084	6,836
	Technitrol, Inc.	235,598	6,755
*	ON Semiconductor Corp.	621,549	6,663
*	Insight Enterprises, Inc.	294,325	6,643
65

			Market
			Value
		Shares	($000)
*	Sybase, Inc.	277,421	6,628
	United Online, Inc.	399,575	6,589
*	Aeroflex, Inc.	447,795	6,345
*	Checkpoint Systems, Inc.	239,032	6,036
*	Zoran Corp.	298,657	5,985
	MAXIMUS, Inc.	131,098	5,687
	Broadridge Financial Solutions LLC	293,812	5,618
*	CMGI Inc.	2,817,455	5,494
*	Sycamore Networks, Inc.	1,187,860	4,775
*	Standard Microsystem Corp.	134,803	4,629
*	Palm, Inc.	284,941	4,562
*	Ariba, Inc.	459,345	4,552
*	Mastec Inc.	277,101	4,384
	Black Box Corp.	105,579	4,369
*	Lawson Software, Inc.	427,881	4,232
*	TriQuint Semiconductor, Inc.	835,583	4,228
*	Conexant Systems, Inc.	2,934,480	4,050
*	MKS Instruments, Inc.	145,140	4,020
*	Axcelis Technologies, Inc.	618,392	4,013
	Agilysys, Inc.	177,453	3,993
*	Progress Software Corp.	125,347	3,985
*	Lattice Semiconductor Corp.	696,063	3,981
*	Cirrus Logic, Inc.	479,350	3,979
*	Komag, Inc.	122,517	3,907
*	Loral Space and Communications Ltd.	78,986	3,892
*	Quantum Corp.	1,185,479	3,758
*	Veeco Instruments, Inc.	180,149	3,736
*	KEMET Corp.	529,570	3,733
*	Electro Scientific Industries, Inc.	177,401	3,690
*	Newport Corp.	237,616	3,678
*	Photronics, Inc.	241,828	3,598
	Methode Electronics, Inc. Class A	226,533	3,545
*	JDA Software Group, Inc.	170,174	3,341
*	Mentor Graphics Corp.	251,761	3,316
	Park Electrochemical Corp.	117,127	3,301
	Inter-Tel, Inc.	130,256	3,117
*	^ Take-Two Interactive Software, Inc.	154,746	3,090
*	Hutchinson Technology, Inc.	156,021	2,935
*	Nextwave Wireless Inc.	350,240	2,924
*	Rudolph Technologies, Inc.	167,006	2,774
*	Ciber, Inc.	338,839	2,772
*	Adaptec, Inc.	714,078	2,721
	CTS Corp.	207,145	2,622
*	Secure Computing Corp.	315,251	2,393
*	GSI Group, Inc.	242,696	2,376
*	Littelfuse, Inc.	68,314	2,307
*	Actel Corp.	158,372	2,203
*	Asyst Technologies, Inc.	298,111	2,155
*	TTM Technologies, Inc.	165,728	2,154
*	Silicon Storage Technology, Inc.	566,818	2,114
	infoUSA Inc.	201,854	2,063
*	Spansion Inc. Class A	179,521	1,993
*	Credence Systems Corp.	550,824	1,983
*	MSC Software Corp.	132,028	1,788
*	SYNNEX Corp.	82,999	1,711
*	Gateway, Inc.	1,033,765	1,644

66

			Market
			Value
		Shares	($000)
*	Mercury Computer Systems, Inc.	128,486	1,568
*	Borland Software Corp.	237,770	1,412
*	^ Rackable Systems Inc.	110,761	1,369
*	Ness Technologies Inc.	89,182	1,160
*	Genesis Microchip Inc.	110,870	1,038
	Bel Fuse, Inc. Class B	20,707	705
*	Packeteer, Inc.	74,895	585
*	eSPEED, Inc. Class A	60,032	519
*	Jupitermedia Corp.	70,297	512
*	Multi-Fineline Electronix, Inc.	29,655	509
	^ Renaissance Learning, Inc.	18,621	245
	Bel Fuse, Inc. Class A	5,742	212
			581,859
Materials (7.4%)
	Lubrizol Corp.	418,677	27,026
	Reliance Steel & Aluminum Co.	414,053	23,295
	Commercial Metals Co.	683,644	23,087
	FMC Corp.	221,858	19,832
	Cabot Corp.	387,019	18,453
	Cytec Industries, Inc.	276,555	17,636
	RPM International, Inc.	726,551	16,791
	Valspar Corp.	588,065	16,707
	Chemtura Corp.	1,465,318	16,280
	AptarGroup Inc.	398,527	14,172
	Packaging Corp. of America	508,951	12,882
	Louisiana-Pacific Corp.	634,444	12,004
	Quanex Corp.	224,823	10,949
	H.B. Fuller Co.	363,402	10,862
*	Century Aluminum Co.	193,876	10,591
*	OM Group, Inc.	178,986	9,472
	^ Worthington Industries, Inc.	433,012	9,375
	Olin Corp.	444,503	9,335
	^ Bowater Inc.	340,996	8,508
	Minerals Technologies, Inc.	116,635	7,809
	Airgas, Inc.	149,510	7,162
	Metal Management, Inc.	159,685	7,037
	Sensient Technologies Corp.	269,167	6,834
	Compass Minerals International, Inc.	195,062	6,761
	Carpenter Technology Corp.	51,810	6,751
	Schnitzer Steel Industries, Inc. Class A	138,958	6,662
	Rock-Tenn Co.	207,512	6,582
	Ferro Corp.	260,208	6,487
*	Rockwood Holdings, Inc.	157,295	5,749
	Ryerson Tull, Inc.	151,829	5,716
	Silgan Holdings, Inc.	96,404	5,329
	Spartech Corp.	195,493	5,190
	Arch Chemicals, Inc.	147,238	5,174
*	Headwaters Inc.	257,146	4,441
*	PolyOne Corp.	534,859	3,846
	AMCOL International Corp.	136,707	3,733
	Wausau Paper Corp.	278,404	3,731
	Neenah Paper Inc.	90,211	3,722
	^ Georgia Gulf Corp.	197,912	3,584
	Glatfelter	259,439	3,526
	Gibraltar Industries Inc.	154,850	3,430

67

			Market
			Value
		Shares	($000)
	Koppers Holdings, Inc.	101,132	3,406
	A. Schulman Inc.	138,764	3,376
*	Buckeye Technology, Inc.	218,172	3,375
	Westlake Chemical Corp.	118,990	3,346
	Schweitzer-Mauduit International, Inc.	89,281	2,768
*	Apex Silver Mines Ltd.	124,535	2,513
	A.M. Castle & Co.	67,812	2,435
	Royal Gold, Inc.	76,887	1,828
	^ American Vanguard Corp.	118,776	1,701
	Chesapeake Corp. of Virginia	114,246	1,436
	Myers Industries, Inc.	59,801	1,322
	Tronox Inc. Class B	87,604	1,231
	Tronox Inc.	72,344	1,040
	^ NL Industries, Inc.	59,251	594
	Innophos Holdings Inc.	41,490	593
			437,477
Telecommunication Services (0.6%)
*	Premiere Global Services, Inc.	405,460	5,279
	USA Mobility, Inc.	157,981	4,228
	Alaska Communications Systems Holdings, Inc.	257,624	4,081
	Iowa Telecommunications Services Inc.	173,488	3,943
	FairPoint Communications, Inc.	212,985	3,780
	IDT Corp. Class B	293,668	3,031
	Consolidated Communications Holdings, Inc.	126,469	2,858
	Surewest Communications	88,144	2,401
*	Syniverse Holdings Inc.	144,949	1,864
	North Pittsburgh Systems, Inc.	82,133	1,745
	Golden Telecom, Inc.	15,739	866
	IDT Corp.	83,509	839
*	Fibertower Corp.	88,361	383
			35,298
Utilities (7.9%)
*	Sierra Pacific Resources	1,344,814	23,615
	CMS Energy Corp.	1,353,968	23,288
	Energen Corp.	418,508	22,993
	National Fuel Gas Co.	482,419	20,894
	OGE Energy Corp.	554,858	20,336
	Southern Union Co.	619,136	20,178
	AGL Resources Inc.	473,034	19,148
	UGI Corp. Holding Co.	641,786	17,508
	Puget Energy, Inc.	708,682	17,136
	Atmos Energy Corp.	531,162	15,967
	Great Plains Energy, Inc.	488,876	14,236
	Westar Energy, Inc.	531,650	12,908
	PNM Resources Inc.	461,892	12,836
	Vectren Corp.	463,851	12,492
	^ Aqua America, Inc.	522,496	11,751
	Hawaiian Electric Industries Inc.	495,105	11,729
	Nicor Inc.	272,076	11,677
	^ Piedmont Natural Gas, Inc.	458,400	11,300
	Portland General Electric Co.	380,838	10,450
	ITC Holdings Corp.	245,494	9,974
	WGL Holdings Inc.	297,256	9,702
*	Aquila, Inc.	2,282,302	9,335

68

			Market
			Value
		Shares	($000)
	New Jersey Resources Corp.	168,695	8,607
	Cleco Corp.	350,285	8,582
	Southwest Gas Corp.	252,426	8,535
	IDACORP, Inc.	261,597	8,382
	Black Hills Corp.	203,011	8,070
	Northwest Natural Gas Co.	167,390	7,732
	ALLETE, Inc.	157,260	7,399
	UniSource Energy Corp.	214,434	7,053
*	El Paso Electric Co.	283,796	6,970
	NorthWestern Corp.	216,794	6,896
	Avista Corp.	316,236	6,815
	South Jersey Industries, Inc.	178,236	6,306
	Otter Tail Corp.	170,406	5,465
	UIL Holdings Corp.	142,526	4,718
	California Water Service Group	119,643	4,485
	CH Energy Group, Inc.	95,864	4,311
	MGE Energy, Inc.	125,543	4,101
	Empire District Electric Co.	183,344	4,101
	The Laclede Group, Inc.	123,824	3,948
	American States Water Co.	103,822	3,693
	SJW Corp.	54,437	1,813
			467,435
Total Common Stocks (Cost $4,962,592)			5,910,305
Temporary Cash Investments (3.0%)[1]
Money Market Fund (2.9%)
2	Vanguard Market Liquidity Fund, 5.281%	171,896,600	171,897
		Face
		Amount
		($000)
U.S. Agency Obligation (0.1%)
3	Federal Home Loan Mortgage Corp.
4	5.197%, 7/9/07	2,000	1,998
Total Temporary Cash Investments (Cost $173,895)			173,895
Total Investments (103.0%) (Cost $5,136,487)			6,084,200
Other Assets and Liabilities—Net (–3.0%)			(174,576)
Net Assets (100%)			5,909,624

* Non-income-producing security.

^ Part of security position is on loan to broker-dealers.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 2.9%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4 Securities with a value of $1,998,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

69

This page intentionally left blank.

This page intentionally left blank.

© 2007 Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA482 082007

Vanguard® U.S. Stock Index Funds Mid-Capitalization Portfolios

> Semiannual Report

June 30, 2007

Vanguard Extended Market Index Fund

Vanguard Mid-Cap Index Fund

Vanguard Mid-Cap Growth Index Fund

Vanguard Mid-Cap Value Index Fund

>  During the six months ended June 30, 2007, returns for Investor Shares of Vanguard’s mid-capitalization funds ranged from 7.8% for the Mid-Cap Value Index Fund to 14.1% for the Mid-Cap Growth Index Fund.

>  All four funds achieved their objectives of closely tracking their respective target indexes; only the Mid-Cap Growth Index Fund’s return exceeded the average return among its peers.

>  Mid-cap stocks outperformed large- and small-cap stocks during the period.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	4
Extended Market Index Fund	10
Mid-Cap Index Fund	27
Mid-Cap Growth Index Fund	47
Mid-Cap Value Index Fund	59
About Your Fund’s Expenses	72
Trustees Approve Advisory Arrangement	74
Glossary	75

Mid-Cap Index Fund
Mid-Cap Growth Index Fund Mid-Cap Value Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended June 30, 2007
	Ticker	Total
	Symbol	Returns
Vanguard Extended Market Index Fund
Investor Shares	VEXMX	9.6%
Admiral™ Shares[1]	VEXAX	9.7
Signal™ Shares[2]	VEMSX	9.7
Institutional Shares[3]	VIEIX	9.7
ETF Shares[4]	VXF
Market Price		9.8
Net Asset Value		9.7
S&P Completion Index		9.6
Average Mid-Cap Core Fund[5]		11.4

Vanguard Mid-Cap Index Fund
Investor Shares	VIMSX	10.8%
Admiral Shares	VIMAX	10.9
Signal Shares	VMISX	6.0 [6]
Institutional Shares	VMCIX	11.0
ETF Shares	VO
Market Price		10.8
Net Asset Value		10.9
MSCI® US Mid-Cap 450 Index		11.0
Average Mid-Cap Core Fund[5]		11.4

1  A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2  Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

3  This class of shares carries low expenses and is available for a minimum initial investment of $5 million.

4  Vanguard ETF™ Shares are traded on the American Stock Exchange and are available only through brokers. The table shows ETF returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2.

5  Derived from data provided by Lipper Inc.

6  Return since the share-class inception on March 30, 2007.

Your Fund’s Total Returns

Six Months Ended June 30, 2007
	Ticker	Total
	Symbol	Returns
Vanguard Mid-Cap Growth Index Fund
Investor Shares	VMGIX	14.1%
ETF Shares[1]	VOT
Market Price		14.1
Net Asset Value		14.2
MSCI US Mid Cap Growth Index		14.2
Average Mid-Cap Growth Fund[2]		12.8

Vanguard Mid-Cap Value Index Fund
Investor Shares	VMVIX	7.8%
ETF Shares	VOE
Market Price		7.8
Net Asset Value		7.8
MSCI US Mid Cap Value Index		7.8
Average Mid-Cap Value Fund[2]		10.9

1  Vanguard ETF Shares are traded on the American Stock Exchange and are available only through brokers. The table shows ETF returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2.

2  Derived from data provided by Lipper Inc.

Your Fund’s Performance at a Glance

December 31, 2006–June 30, 2007
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Extended Market Index Fund
Investor Shares	$38.68	$42.39	$0.007	$0.000
Admiral Shares	38.70	42.44	0.009	0.000
Signal Shares	33.26	36.47	0.008	0.000
Institutional Shares	38.71	42.46	0.009	0.000
ETF Shares	102.06	111.94	0.022	0.000
Vanguard Mid-Cap Index Fund
Investor Shares	$19.78	$21.92	$0.005	$0.000
Admiral Shares	89.73	99.52	0.024	0.000
Signal Shares	29.63[1]	31.42	0.000	0.000
Institutional Shares	19.83	22.00	0.005	0.000
ETF Shares	72.48	80.39	0.017	0.000
Vanguard Mid-Cap Growth Index Fund
Investor Shares	$21.78	$24.85	$0.004	$0.000
ETF Shares	55.35	63.20	0.010	0.000
Vanguard Mid-Cap Value Index Fund
Investor Shares	$22.34	$24.07	$0.004	$0.000
ETF Shares	56.67	61.08	0.010	0.000

1  Share price at inception on March 30, 2007.

Chairman’s Letter

Dear Shareholder,

During the past six months, economic growth in the United States and around the globe buoyed a wide range of stocks, driving the broad U.S. stock market to a gain of 7.6%. Mid-capitalization stocks did even better. The Investor Shares of the Vanguard Mid-Cap Index Fund gained 10.8% while those of the Vanguard Extended Market Index Fund returned 9.6%. The Extended Market Fund’s slightly lower return reflected its higher exposure to small-cap stocks, which didn’t quite keep pace with the mid-cap segment.

Performances for Vanguard’s newest funds, the growth and value slices of the mid-cap market, served as bookends for the broader market. Vanguard Mid-Cap Growth Index Fund gained 14.1%, compared with 7.8% for its value counterpart, the Mid-Cap Value Index Fund. The wide outperformance of growth stocks reversed the trend of recent years.

Stock market’s ascent was driven by global liquidity

The broad U.S. stock market notched impressive gains in the year’s first half, when an abundance of cash drove record numbers of mergers and acquisitions around the globe. The gains came amid increased volatility. In February, markets worldwide fell sharply following a sell-off in China, only to recover quickly and continue upward. The six-month period closed with two dips in June, owing to fears of accelerating inflation and slowing economic growth.

The best performers in the U.S. market were the so-called mega-caps—broadly diversified companies that are well-positioned to thrive during periods of economic transition. International stocks, particularly those in emerging markets, outperformed U.S. equities. The dollar slid against the euro and the British pound, further enhancing gains for Americans investing abroad.

Bond investors were hobbled by a shift in sentiment

The relationship between yield and maturity returned to normal during the past six months, as yields of intermediate-and longer-term bonds moved higher than short-term yields. The accompanying drop in prices was steepest for long-term and intermediate-term bonds.

Earlier in the year, bond yields seemed to reflect an assumption that the Federal Reserve Board might cut interest rates in response to weaker economic growth. As the year progressed, inflationary pressures and economic growth looked more substantial, producing a change in market sentiment, which resulted in higher yields and lower prices.

The broad taxable bond market returned 1.0% for the period, while municipal bonds posted a return of 0.1%. The Citigroup 3-Month Treasury Bill Index—a proxy for money market yields—returned 2.5% for the half-year.

Market Barometer
			Total Returns
		Periods Ended June 30, 2007
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	7.2%	20.4%	11.3%
Russell 2000 Index (Small-caps)	6.4	16.4	13.9
Dow Jones Wilshire 5000 Index (Entire market)	7.6	20.4	12.0
MSCI All Country World Index ex USA (International)	12.6	30.1	19.9

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	1.0%	6.1%	4.5%
Lehman Municipal Bond Index	0.1	4.7	4.6
Citigroup 3-Month Treasury Bill Index	2.5	5.1	2.7

CPI
Consumer Price Index	3.2%	2.7%	3.0%

1  Annualized.

Strong performance came despite setbacks for financials sector

A primary factor distinguishing performance among the four mid-cap funds was each fund’s exposure to the financials sector. Financial stocks struggled during the period as the prolonged upward trend in the performance of real estate investment trusts reversed course. In addition, troubles among lenders to homebuyers with weak credit rippled across thrifts, banks, and consumer loan companies.

The financials sector represented, on average, 22% of the two broad mid-cap indexes and more than 33% of the value fund. For the growth fund, financials made up less than 10%. This variation in exposure to a weak sector opened gaps in the funds’ returns.

Annualized Expense Ratios[1]
Your fund compared with its peer group
Expense
Ratio
Extended Market Index Fund
Investor Shares	0.24%
Admiral Shares	0.09
Signal Shares	0.09
Institutional Shares	0.06
ETF Shares	0.08
Average Mid-Cap Core Fund	1.83

Mid-Cap Index Fund
Investor Shares	0.21%
Admiral Shares	0.11
Signal Shares	0.11[2]
Institutional Shares	0.07
ETF Shares	0.13
Average Mid-Cap Core Fund	1.83

Mid-Cap Growth Index Fund
Investor Shares	0.25%
ETF Shares	0.13
Average Mid-Cap Growth Fund	1.56

Mid-Cap Value Index
Investor Shares	0.25%
ETF Shares	0.13
Average Mid-Cap Value Fund	1.45

1  Fund expense ratios reflect the six months ended June 30, 2007. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2006.

2  Inception date March 30, 2007.

The strong performance of other sectors more than compensated for weakness among financials stocks. Mirroring a global trend, the most robust gains came among energy producers and energy-equipment suppliers, industrial machinery and construction firms, and producers of chemicals and commodities. These areas have prospered in the wake of rapid industrialization, infrastructure development, and heavy capital spending in emerging countries.

Another prevalent theme was the boost many stocks received from merger-and-acquisition activity—whether the companies were targets or not. Two of the best performers among mid-cap stocks were CBOT Holdings, owner of the Chicago Board of Trade, and casino operator MGM Mirage, both subjects of bidding wars.

Vanguard manages its mid-cap index portfolios using proprietary index-tracking methodologies and trading strategies. Much of the credit for keeping all four funds in line with their respective benchmarks goes to the Vanguard Quantitative Equity Group and its battle-tested experience in using these techniques. The funds also gain from Vanguard’s low-cost structure, a powerful advantage that enables a greater portion of the funds’ returns to go to shareholders.

Style-based index funds: Use wisely

Vanguard uses a nine-box grid called a style box to show how our domestic stock fund holdings are distributed by investment style (growth, value, or blend) and market capitalization (large-, mid-, and small-cap companies)—style boxes are shown on the funds’ Profile pages in this report. With the addition of growth and value mid-cap funds, Vanguard’s stable of domestic stock index funds now includes offerings in each segment of the broad U.S. stock market.

The wise investor builds a portfolio with exposure to each segment of the stock and bond markets, based on his or her risk tolerance, goals, and time horizon. The grid-based display for each fund is intended to facilitate building such a portfolio. The danger is that the wide array of funds—at Vanguard and elsewhere—creates an opportunity for investors to pack their portfolios with too many funds that entail too much overlap.

If you need help building a portfolio appropriate to your needs, I invite you to explore the planning tools available on our website, Vanguard.com, or to take advantage of the broad range of advisory services Vanguard offers.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

July 18, 2007

Vanguard Extended Market ETF
Premium/Discount: June 30, 2002–June 30, 2007

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[1]	of Days	of Total Days	of Days	of Total Days
0–24.9	588	46.66%	612	48.57%
25–49.9	32	2.54	20	1.59
50–74.9	3	0.24	3	0.24
75–100.0	1	0.08	1	0.08
>100.0	0	0.00	0	0.00
Total	624	49.52%	636	50.48%

Vanguard Mid-Cap ETF
Premium/Discount: January 26, 2004[2]–June 30, 2007

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[1]	of Days	of Total Days	of Days	of Total Days
0–24.9	488	56.41%	374	43.23%
25–49.9	0	0.00	1	0.12
50–74.9	0	0.00	0	0.00
75–100.0	0	0.00	1	0.12
>100.0	1	0.12	0	0.00
Total	489	56.53%	376	43.47%

Vanguard Mid-Cap Growth ETF
Premium/Discount: August 17, 2006[2]–June 30, 2007

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[1]	of Days	of Total Days	of Days	of Total Days
0–24.9	135	61.64%	84	38.36%
25–49.9	0	0.00	0	0.00
50–74.9	0	0.00	0	0.00
75–100.0	0	0.00	0	0.00
>100.0	0	0.00	0	0.00
Total	135	61.64%	84	38.36%

1  One basis point equals 1/100 of a percentage point.

2  Inception.

Vanguard Mid-Cap Value ETF
Premium/Discount: August 17, 2006[1]–June 30, 2007

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	157	71.69%	61	27.85%
25–49.9	1	0.46	0	0.00
50–74.9	0	0.00	0	0.00
75–100.0	0	0.00	0	0.00
>100.0	0	0.00	0	0.00
Total	158	72.15%	61	27.85%

1  Inception.

2  One basis point equals 1/100 of a percentage point.

Extended Market Index Fund

Fund Profile

As of June 30, 2007

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	3,278	3,853	4,921
Median Market Cap	$2.8B	$2.8B	$32.6B
Price/Earnings Ratio	24.4x	24.5x	18.2x
Price/Book Ratio	2.7x	2.7x	2.9x
Yield		1.0%	1.7%
Investor Shares	1.0%
Admiral Shares	1.1%
Signal Shares	1.1%
Institutional Shares	1.2%
ETF Shares	1.1%
Return on Equity	12.6%	12.7%	18.2%
Earnings Growth Rate	19.5%	19.2%	20.7%
Foreign Holdings	0.5%	0.5%	0.0%
Turnover Rate	10%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.24%[3]
Admiral Shares	0.09%[3]
Signal Shares	0.09%[3]
Institutional Shares	0.06%[3]
ETF Shares	0.08%[3]
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	15%	15%	12%
Consumer Staples	3	3	8
Energy	8	8	10
Financials	21	20	21
Health Care	12	12	11
Industrials	14	15	12
Information Technology	15	15	15
Materials	5	5	4
Telecommunication Services	2	2	3
Utilities	5	5	4

Volatility Measures[4]
	Fund Versus	Fund Versus
	Spliced Index[5]	Broad Index[2]
R-Squared	1.00	0.88
Beta	1.01	1.33

Ten Largest Holdings[6] (% of total net assets)

Genentech, Inc.	biotechnology	1.1%
NYSE Euronext	specialized finance	0.6
American Tower Corp.	wireless
Class A	telecommunication
	services	0.5
GlobalSantaFe Corp.	oil and gas drilling	0.5
Liberty Global, Inc.	broadcasting
	and cable tv	0.5
NII Holdings Inc.	wireless
	telecommunication
	services	0.4
Nymex Holdings Inc.	specialized finance	0.3
MasterCard, Inc. Class A	data processing
	and outsourced
	services	0.3
CBOT Holdings, Inc.
Class A	specialized finance	0.3
Mirant Corp.	independent power
	producers and
	energy traders	0.3
Top Ten		4.8%

Investment Focus

1  S&P Completion Index.

2  Dow Jones Wilshire 5000 Index.

3  Annualized.

4  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 75.

5  Dow Jones Wilshire 4500 Index through June 17, 2005; S&P Transitional Completion Index through September 16, 2005; S&P Completion Index thereafter.

6  “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Extended Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1996–June 30, 2007

Average Annual Total Returns: Periods Ended June 30, 2007

	Inception Date	One Year	Five Years	Ten Years
Investor Shares[3]	12/21/1987	18.75%	16.03%	9.49%
Admiral Shares	11/13/2000	18.90	16.15	8.21[4]
Signal Shares	9/1/2006	19.91[4]	—	—
Institutional Shares	7/7/1997	18.95	16.22	9.51[4]
ETF Shares	12/27/2001
Market Price		19.06	16.14	12.78[4]
Net Asset Value		18.95	16.15	12.79[4]

1  Six months ended June 30, 2007.

2  Dow Jones Wilshire 4500 Index through June 17, 2005; S&P Transitional Completion Index through September 16, 2005; S&P Completion Index thereafter.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Return since inception.

Note: See Financial Highlights tables on pages 18 through 22 for dividend and capital gains information.

Extended Market Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2007

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com® and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Consumer Discretionary
*	Las Vegas Sands Corp.	605,686	46,268	0.3%
*	MGM Mirage, Inc.	545,969	45,032	0.3%
*	EchoStar Communications Corp. Class A	899,080	38,993	0.3%
*	Liberty Global, Inc. Series C	925,757	36,382	0.3%
*	Cablevision Systems NY Group Class A	1,002,132	36,267	0.2%
*	Liberty Global, Inc. Class A	754,770	30,976	0.2%
*	Discovery Holding Co. Class A	1,225,445	28,173	0.2%
†	Other—Consumer Discretionary		1,906,990	13.1%
			2,169,081	14.9%
Consumer Staples
	Bunge Ltd.	527,658	44,587	0.3%
†	Other—Consumer Staples		356,581	2.5%
			401,168	2.8%
Energy
	GlobalSantaFe Corp.	997,725	72,086	0.5%
	Noble Energy, Inc.	747,024	46,607	0.3%
*	Ultra Petroleum Corp.	665,029	36,736	0.3%
*	Cameron International Corp.	482,379	34,476	0.2%
	Tesoro Petroleum Corp.	597,697	34,158	0.2%
*	Southwestern Energy Co.	736,353	32,768	0.2%
*	Grant Prideco, Inc.	557,762	30,024	0.2%
	Diamond Offshore Drilling, Inc.	278,539	28,288	0.2%
*	Pride International, Inc.	722,180	27,053	0.2%
†	Other—Energy		802,843	5.6%
			1,145,039	7.9%
Financials
	NYSE Euronext	1,154,746	85,012	0.6%

Extended Market Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Nymex Holdings Inc.	402,356	50,548	0.3%
*	CBOT Holdings, Inc. Class A	231,348	47,796	0.3%
*	IntercontinentalExchange Inc.	258,554	38,227	0.3%
	SL Green Realty Corp. REIT	259,932	32,203	0.2%
	^American Capital Strategies, Ltd.	716,273	30,456	0.2%
	Everest Re Group, Ltd.	275,950	29,979	0.2%
	A.G. Edwards, Inc.	329,337	27,845	0.2%
†	Other—Financials		2,664,936	18.4%
			3,007,002	20.7%
Health Care
*	Genentech, Inc.	2,026,537	153,328	1.1%
†	Other—Health Care		1,534,305	10.5%
			1,687,633	11.6%
Industrials
*	McDermott International, Inc.	486,819	40,464	0.3%
	Expeditors International of Washington, Inc.	932,434	38,510	0.3%
	Manpower Inc.	369,973	34,126	0.2%
*	Foster Wheeler Ltd.	308,307	32,986	0.2%
*	Jacobs Engineering Group Inc.	517,494	29,761	0.2%
*	AMR Corp.	1,052,444	27,732	0.2%
	Joy Global Inc.	475,319	27,725	0.2%
	The Dun & Bradstreet Corp.	260,189	26,794	0.2%
†	Other—Industrials		1,863,685	12.8%
			2,121,783	14.6%
Information Technology
	MasterCard, Inc. Class A	288,211	47,806	0.3%
*	Akamai Technologies, Inc.	721,372	35,088	0.2%
	Microchip Technology, Inc.	945,458	35,020	0.2%
	Harris Corp.	587,537	32,050	0.2%
*	LAM Research Corp.	590,056	30,329	0.2%
	Amphenol Corp.	782,644	27,901	0.2%
*	Cadence Design Systems, Inc.	1,217,791	26,743	0.2%
†	Other—Information Technology		1,919,756	13.3%
			2,154,693	14.8%
Materials
	Lyondell Chemical Co.	940,369	34,906	0.2%
	Martin Marietta Materials, Inc.	186,792	30,264	0.2%
†	Other—Materials		736,125	5.1%
			801,295	5.5%
Telecommunication Services
*	American Tower Corp. Class A	1,827,974	76,775	0.5%
*	NII Holdings Inc.	715,641	57,781	0.4%
*	Level 3 Communications, Inc.	6,688,921	39,130	0.3%
*	Crown Castle International Corp.	1,057,830	38,367	0.2%
†	Other—Telecommunication Services		158,655	1.1%
			370,708	2.5%
Utilities
*	Mirant Corp.	1,119,300	47,738	0.3%
*	Reliant Energy, Inc.	1,492,911	40,234	0.3%

Extended Market Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
* NRG Energy, Inc.	791,422	32,899	0.2%
† Other—Utilities		555,616	3.8%
		676,487	4.6%
Total Common Stocks (Cost $10,853,832)		14,534,889	99.9%[1]
Temporary Cash Investments
Money Market Fund
[2] Vanguard Market Liquidity Fund, 5.281%	35,109,663	35,110	0.3%
[2] Vanguard Market Liquidity Fund, 5.281%—Note F	656,766,430	656,766	4.5%
		691,876	4.8%
†3U.S. Agency Obligation		5,994	0.0%
Total Temporary Cash Investments (Cost $697,869)		697,870	4.8%[1]
Total Investments (Cost $11,551,701)		15,232,759	104.7%
Other Assets and Liabilities
Other Assets—Note B		220,744	1.5%
Security Lending Collateral Payable to Brokers—Note F		(656,766)	(4.5%)
Other Liabilities		(243,057)	(1.7%)
		(679,079)	(4.7%)
Net Assets		14,553,680	100.0%

Extended Market Index Fund

At June 30, 2007, net assets consisted of:[4]
Amount
($000)
Paid-in Capital	11,049,581
Undistributed Net Investment Income	76,523
Accumulated Net Realized Losses	(253,334)
Unrealized Appreciation (Depreciation)
Investment Securities	3,681,058
Futures Contracts	(148)
Net Assets	14,553,680

Investor Shares—Net Assets
Applicable to 144,719,058 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,134,757
Net Asset Value Per Share—Investor Shares	$42.39

Admiral Shares—Net Assets
Applicable to 85,536,683 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,630,335
Net Asset Value Per Share—Admiral Shares	$42.44

Signal Shares—Net Assets
Applicable to 34,033,714 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,241,261
Net Asset Value Per Share—Signal Shares	$36.47

Institutional Shares—Net Assets
Applicable to 70,541,696 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,995,262
Net Asset Value Per Share—Institutional Shares	$42.46

ETF Shares—Net Assets
Applicable to 4,931,992 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	552,065
Net Asset Value Per Share—ETF Shares	$111.94

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

†  Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

^  Part of security position is on loan to broker-dealers. See Note F in Notes to Financial Statements.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 4.7%, respectively, of net assets. See Note D in Notes to Financial Statements.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  Securities with a value of $5,994,000 have been segregated as initial margin for open futures contracts.

4  See Note D in Notes to Financial Statements for the tax-basis components of net assets. REIT—Real Estate Investment Trust.

Extended Market Index Fund

Statement of Operations

Six Months Ended
June 30, 2007
($000)
Investment Income
Income
Dividends	84,718
Interest[1]	1,985
Security Lending	11,717
Total Income	98,420
Expenses
The Vanguard Group—Note B
Investment Advisory Services	261
Management and Administrative—Investor Shares	6,429
Management and Administrative—Admiral Shares	1,108
Management and Administrative—Signal Shares	245
Management and Administrative—Institutional Shares	372
Management and Administrative—ETF Shares	103
Marketing and Distribution—Investor Shares	758
Marketing and Distribution—Admiral Shares	291
Marketing and Distribution—Signal Shares	37
Marketing and Distribution—Institutional Shares	363
Marketing and Distribution—ETF Shares	67
Custodian Fees	393
Shareholders’ Reports—Investor Shares	129
Shareholders’ Reports—Admiral Shares	6
Shareholders’ Reports—Signal Shares	21
Shareholders’ Reports—Institutional Shares	5
Shareholders’ Reports—ETF Shares	10
Trustees’ Fees and Expenses	9
Total Expenses	10,607
Expense Paid Indirectly—Note C	(73)
Net Expenses	10,534
Net Investment Income	87,886
Realized Net Gain (Loss)
Investment Securities Sold	254,399
Futures Contracts	2,317
Realized Net Gain (Loss)	256,716
Change in Unrealized Appreciation (Depreciation)
Investment Securities	921,928
Futures Contracts	187
Change in Unrealized Appreciation (Depreciation)	922,115
Net Increase (Decrease) in Net Assets Resulting from Operations	1,266,717

1  Interest income from an affiliated company of the fund was $1,617,000.

Extended Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	87,886	154,812
Realized Net Gain (Loss)	256,716	719,372
Change in Unrealized Appreciation (Depreciation)	922,115	691,989
Net Increase (Decrease) in Net Assets Resulting from Operations	1,266,717	1,566,173
Distributions
Net Investment Income
Investor Shares	(1,117)	(73,789)
Admiral Shares	(758)	(41,672)
Signal Shares	(125)	(4,846)
Institutional Shares	(628)	(35,716)
ETF Shares	(113)	(5,621)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(2,741)	(161,644)
Capital Share Transactions—Note G
Investor Shares	(624,411)	30,705
Admiral Shares	182,306	427,708
Signal Shares	778,032	391,212
Institutional Shares	114,422	(43,076)
ETF Shares	91,927	(12,914)
Net Increase (Decrease) from Capital Share Transactions	542,276	793,635
Total Increase (Decrease)	1,806,252	2,198,164
Net Assets
Beginning of Period	12,747,428	10,549,264
End of Period[1]	14,553,680	12,747,428

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of $76,523,000 and ($8,622,000).

Extended Market Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$38.68	$34.26	$31.36	$26.66	$18.74	$23.09
Investment Operations
Net Investment Income	.236	.447	.35	.284	.207	.19
Net Realized and Unrealized Gain (Loss)
on Investments	3.481	4.440	2.88	4.701	7.926	(4.36)
Total from Investment Operations	3.717	4.887	3.23	4.985	8.133	(4.17)
Distributions
Dividends from Net Investment Income	(.007)	(.467)	(.33)	(.285)	(.213)	(.18)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.007)	(.467)	(.33)	(.285)	(.213)	(.18)
Net Asset Value, End of Period	$42.39	$38.68	$34.26	$31.36	$26.66	$18.74

Total Return[1]	9.61%	14.27%	10.29%	18.71%	43.43%	–18.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,135	$6,172	$5,441	$5,484	$4,259	$2,629
Ratio of Total Expenses to
Average Net Assets	0.24%*	0.25%	0.25%	0.25%	0.26%	0.26%
Ratio of Net Investment Income to
Average Net Assets	1.18%*	1.22%	1.12%	1.05%	1.01%	0.88%
Portfolio Turnover Rate[2]	10%*	16%	27%[3]	17%	8%	17%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3  Includes activity related to a change in the fund’s target index.

*  Annualized.

Extended Market Index Fund

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$38.70	$34.28	$31.36	$26.66	$18.74	$23.09
Investment Operations
Net Investment Income	.268	.503	.409	.315	.221	.201
Net Realized and Unrealized Gain (Loss)
on Investments	3.481	4.440	2.880	4.701	7.926	(4.360)
Total from Investment Operations	3.749	4.943	3.289	5.016	8.147	(4.159)
Distributions
Dividends from Net Investment Income	(.009)	(.523)	(.369)	(.316)	(.227)	(.191)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.009)	(.523)	(.369)	(.316)	(.227)	(.191)
Net Asset Value, End of Period	$42.44	$38.70	$34.28	$31.36	$26.66	$18.74

Total Return	9.69%	14.43%	10.47%	18.82%	43.51%	–18.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,630	$3,137	$2,379	$1,353	$1,075	$611
Ratio of Total Expenses to
Average Net Assets	0.09%*	0.10%	0.10%	0.15%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.33%*	1.37%	1.27%	1.15%	1.07%	0.94%
Portfolio Turnover Rate[1]	10%*	16%	27%[2]	17%	8%	17%

1  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

2  Includes activity related to a change in the fund’s target index.

*  Annualized.

Extended Market Index Fund

Signal Shares
	Six Months	Sept. 1,
	Ended	2006[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$33.26	$30.79
Investment Operations
Net Investment Income	.235	.173
Net Realized and Unrealized Gain (Loss) on Investments	2.983	2.698
Total from Investment Operations	3.218	2.871
Distributions
Dividends from Net Investment Income	(.008)	(.401)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.008)	(.401)
Net Asset Value, End of Period	$36.47	$33.26

Total Return	9.68%	9.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,241	$408
Ratio of Total Expenses to Average Net Assets	0.09%*	0.10%*
Ratio of Net Investment Income to Average Net Assets	1.33%*	1.37%*
Portfolio Turnover Rate[2]	10%*	16%

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

Extended Market Index Fund

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$38.71	$34.29	$31.38	$26.67	$18.74	$23.09
Investment Operations
Net Investment Income	.276	.513	.419	.343	.247	.22
Net Realized and Unrealized Gain (Loss)
on Investments	3.483	4.440	2.880	4.701	7.926	(4.36)
Total from Investment Operations	3.759	4.953	3.299	5.044	8.173	(4.14)
Distributions
Dividends from Net Investment Income	(.009)	(.533)	(.389)	(.334)	(.243)	(.21)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.009)	(.533)	(.389)	(.334)	(.243)	(.21)
Net Asset Value, End of Period	$42.46	$38.71	$34.29	$31.38	$26.67	$18.74

Total Return	9.71%	14.46%	10.50%	18.92%	43.66%	–17.93%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,995	$2,621	$2,361	$2,136	$1,524	$644
Ratio of Total Expenses to
Average Net Assets	0.06%*	0.07%	0.07%	0.08%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.36%*	1.40%	1.30%	1.22%	1.17%	1.05%
Portfolio Turnover Rate[1]	10%*	16%	27%[2]	17%	8%	17%

1  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

2  Includes activity related to a change in the fund’s target index.

*  Annualized.

Extended Market Index Fund

ETF Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$102.06	$90.40	$82.74	$70.37	$49.46	$60.99
Investment Operations
Net Investment Income	.720	1.338	1.063	.796	.608	.566
Net Realized and Unrealized Gain (Loss)
on Investments	9.182	11.716	7.613	12.387	20.914	(11.561)
Total from Investment Operations	9.902	13.054	8.676	13.183	21.522	(10.995)
Distributions
Dividends from Net Investment Income	(.022)	(1.394)	(1.016)	(.813)	(.612)	(.535)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.022)	(1.394)	(1.016)	(.813)	(.612)	(.535)
Net Asset Value, End of Period	$111.94	$102.06	$90.40	$82.74	$70.37	$49.46

Total Return	9.70%	14.46%	10.48%	18.75%	43.55%	–18.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$552	$409	$368	$231	$107	$30
Ratio of Total Expenses to
Average Net Assets	0.08%*	0.08%	0.08%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.34%*	1.39%	1.29%	1.12%	1.07%	1.04%
Portfolio Turnover Rate[1]	10%*	16%	27%[2]	17%	8%	17%

1  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

2  Includes activity related to a change in the fund’s target index.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Notes to Financial Statements

Vanguard Extended Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, servicing, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

Extended Market Index Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2007, the fund had contributed capital of $1,301,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.30% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2007, custodian fee offset arrangements reduced the fund’s expenses by $73,000.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial-reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2007, the fund realized $342,856,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2006, the fund had available realized losses of $160,782,000 to offset future net capital gains of $100,407,000 through December 31, 2011, and $60,375,000 through December 31, 2014. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2007; should the fund realize net

Extended Market Index Fund

capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2007, the cost of investment securities for tax purposes was $11,551,701,000. Net unrealized appreciation of investment securities for tax purposes was $3,681,058,000, consisting of unrealized gains of $4,618,817,000 on securities that had risen in value since their purchase and $937,759,000 in unrealized losses on securities that had fallen in value since their purchase.

At June 30, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

			($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
S&P MidCap 400 Index	42	18,988	(147)
Russell 2000 Index	8	3,368	(1)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the six months ended June 30, 2007, the fund purchased $2,087,080,000 of investment securities and sold $1,412,234,000 of investment securities other than temporary cash investments.

F. The market value of securities on loan to broker-dealers at June 30, 2007, was $607,209,000, for which the fund received cash collateral of $656,766,000.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2007		December 31, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	724,172	17,823	1,608,224	44,045
Issued in Lieu of Cash Distributions	1,086	27	71,291	1,855
Redeemed	(1,349,669)	(32,697)	(1,648,810)	(45,144)
Net Increase (Decrease)—Investor Shares	(624,411)	(14,847)	30,705	756
Admiral Shares
Issued	515,811	12,561	847,742	23,202
Issued in Lieu of Cash Distributions	668	16	36,584	951
Redeemed	(334,173)	(8,107)	(456,618)	(12,480)
Net Increase (Decrease)—Admiral Shares	182,306	4,470	427,708	11,673
Signal Shares
Issued	817,340	22,867	398,586	12,510
Issued in Lieu of Cash Distributions	125	4	4,846	146
Redeemed	(39,433)	(1,116)	(12,220)	(377)
Net Increase (Decrease)—Signal Shares	778,032	21,755	391,212	12,279

Extended Market Index Fund

	Six Months Ended		Year Ended
	June 30, 2007		December 31, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	385,590	9,430	638,253	17,636
Issued in Lieu of Cash Distributions	565	14	31,622	822
Redeemed	(271,733)	(6,602)	(712,951)	(19,622)
Net Increase (Decrease)—Institutional Shares	114,422	2,842	(43,076)	(1,164)
ETF Shares
Issued	917,443	8,525	1,504,419	15,337
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(825,516)	(7,600)	(1,517,333)	(15,400)
Net Increase (Decrease)—ETF Shares	91,927	925	(12,914)	(63)

H. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

Mid-Cap Index Fund

Fund Profile

As of June 30, 2007

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	451	450	4,921
Median Market Cap	$7.0B	$6.9B	$32.6B
Price/Earnings Ratio	21.0x	21.0x	18.2x
Price/Book Ratio	2.9x	2.9x	2.9x
Yield		1.2%	1.7%
Investor Shares	1.1%
Admiral Shares	1.2%
Signal Shares	1.2%[3]
Institutional Shares	1.2%
ETF Shares	1.2%
Return on Equity	16.3%	16.3%	18.2%
Earnings Growth Rate	20.1%	19.7%	20.7%
Foreign Holdings	1.1%	1.1%	0.0%
Turnover Rate	18%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.21%[3]
Admiral Shares	011%[3]
Signal Shares	0.11%[3]
Institutional Shares	0.07%[3]
ETF Shares	0.13%[3]
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	17%	17%	12%
Consumer Staples	4	4	8
Energy	8	8	10
Financials	20	20	21
Health Care	10	10	11
Industrials	13	13	12
Information Technology	14	14	15
Materials	6	6	4
Telecommunication
Services	2	2	3
Utilities	6	6	4

Volatility Measures[4]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.89
Beta	1.00	1.24

Ten Largest Holdings[5] (% of total net assets)

Precision Castparts Corp.	aerospace and
	defense	0.6%
NVIDIA Corp.	semiconductors	0.5
Ameriprise Financial, Inc.	asset management
	and custody banks	0.5
Noble Corp.	oil and gas drilling	0.5
T. Rowe Price Group Inc.	asset management
	and custody banks	0.5
Archstone-Smith Trust
REIT	residential REITs	0.5
United States Steel Corp.	steel	0.5
Host Hotels &
Resorts Inc. REIT	specialized REITs	0.5
Hilton Hotels Corp.	hotels, resorts,
	and cruise lines	0.5
L-3 Communications	aerospace and
Holdings, Inc.	defense	0.5
Top Ten		5.1%

Investment Focus

1  MSCI US Mid Cap 450 Index.

2  Dow Jones Wilshire 5000 Index.

3  Annualized.

4  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 75.

5  “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Mid-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 21, 1998–June 30, 2007

Average Annual Total Returns: Periods Ended June 30, 2007

	Inception Date	One Year	Five Years	Ten Years
Investor Shares[3]	5/21/1998	20.58%	15.38%	12.44%[4]
Admiral Shares	11/12/2001	20.70	15.48	14.54[4]
Signal Shares	3/30/2007	6.04[4]	—	—
Institutional Shares	5/21/1998	20.79	15.54	12.60[4]
ETF Shares	1/26/2004
Market Price		20.56	15.84[4]	—
Net Asset Value		20.69	15.87[4]	—

1  Six months ended June 30, 2007.

2  S&P MidCap 400 Index through May 16, 2003; MSCI US Mid Cap 450 Index thereafter.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Return since inception.

Note: See Financial Highlights tables on pages 38 through 42 for dividend and capital gains information.

Mid-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)[1]
Consumer Discretionary (17.1%)
	Hilton Hotels Corp.	3,005,145	100,582
	Nordstrom, Inc.	1,684,317	86,102
	Mattel, Inc.	3,216,964	81,357
	^Garmin Ltd.	971,310	71,848
	Whirlpool Corp.	638,229	70,971
*	Apollo Group, Inc. Class A	1,201,080	70,179
	Genuine Parts Co.	1,394,276	69,156
*	Office Depot, Inc.	2,262,265	68,547
*	Cablevision Systems
	NY Group Class A	1,868,773	67,631
	VF Corp.	731,607	67,001
	Newell Rubbermaid, Inc.	2,268,098	66,750
	Eastman Kodak Co.	2,350,649	65,419
	Sherwin-Williams Co.	937,682	62,328
	H & R Block, Inc.	2,637,145	61,630
	Harman International
	Industries, Inc.	509,199	59,474
*	Wyndham Worldwide Corp.	1,621,216	58,785
	Tiffany & Co.	1,107,404	58,759
*	IAC/InterActiveCorp	1,645,125	56,938
	Dollar General Corp.	2,553,113	55,964
*	AutoZone Inc.	404,720	55,293
	Virgin Media Inc.	2,268,716	55,289
*	Expedia, Inc.	1,810,812	53,039
*	The Goodyear Tire &
	Rubber Co.	1,518,070	52,768
	Abercrombie & Fitch Co.	722,573	52,733
*	Discovery Holding Co.
	Class A	2,193,877	50,437
	Darden Restaurants Inc.	1,128,604	49,647
	Polo Ralph Lauren Corp.	495,654	48,629
	Royal Caribbean
	Cruises, Ltd.	1,127,791	48,472
	Tim Hortons, Inc.	1,562,387	48,043
	Black & Decker Corp.	536,642	47,391

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	D. R. Horton, Inc.	2,310,913	46,056
*	Mohawk Industries, Inc.	444,932	44,845
*	CarMax, Inc.	1,758,272	44,836
*	GameStop Corp. Class A	1,127,770	44,096
*	R.H. Donnelley Corp.	575,631	43,621
	Idearc Inc.	1,193,344	42,161
	American Eagle
	Outfitters, Inc.	1,641,808	42,129
	Lamar Advertising Co.
	Class A	666,765	41,846
*	Interpublic Group
	of Cos., Inc.	3,609,865	41,152
	Wynn Resorts Ltd.	456,997	40,988
	BorgWarner, Inc.	474,318	40,810
	Family Dollar Stores, Inc.	1,178,549	40,448
	Pulte Homes, Inc.	1,780,506	39,972
	Centex Corp.	977,314	39,190
	Hasbro, Inc.	1,234,598	38,779
	Autoliv, Inc.	664,990	37,818
	The Stanley Works	609,903	37,021
	ServiceMaster Co.	2,386,991	36,903
*	Dollar Tree Stores, Inc.	839,482	36,559
	PetSmart, Inc.	1,110,412	36,033
	Lennar Corp. Class A	978,113	35,760
*	Penn National Gaming, Inc.	590,602	35,489
	Ross Stores, Inc.	1,143,402	35,217
	RadioShack Corp.	1,058,701	35,085
	Washington Post Co.
	Class B	45,172	35,058
*	Chico’s FAS, Inc.	1,437,997	35,001
	Advance Auto Parts, Inc.	861,922	34,934
	Station Casinos, Inc.	398,229	34,566
*^	Sirius Satellite Radio, Inc.	11,334,500	34,230
	E.W. Scripps Co. Class A	726,340	33,186
*	O’Reilly Automotive, Inc.	883,332	32,286
	Leggett & Platt, Inc.	1,451,495	32,005
	Liz Claiborne, Inc.	838,586	31,279
	Brinker International, Inc.	1,000,786	29,293
	Wendy’s International, Inc.	782,141	28,744
*	AutoNation, Inc.	1,268,974	28,476
	^New York Times Co.
	Class A	1,111,122	28,222
	Foot Locker, Inc.	1,273,401	27,760
*	Toll Brothers, Inc.	1,074,716	26,846
*	Career Education Corp.	775,392	26,185
*	XM Satellite Radio
	Holdings, Inc.	2,196,020	25,847
*	NVR, Inc.	37,144	25,249
	Jones Apparel Group, Inc.	887,255	25,065
	Williams-Sonoma, Inc.	779,964	24,631
	KB Home	621,556	24,471
	Brunswick Corp.	742,012	24,212

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	Urban Outfitters, Inc.	942,761	22,655
	Boyd Gaming Corp.	459,667	22,611
	Gentex Corp.	1,110,286	21,862
	Circuit City Stores, Inc.	1,437,001	21,670
*	Getty Images, Inc.	440,151	21,044
	Tribune Co.	656,163	19,291
	Weight Watchers
	International, Inc.	291,559	14,823
	^The McClatchy Co. Class A	455,581	11,531
*	CTC Media, Inc.	309,580	8,402
	Lennar Corp. Class B	63,528	2,234
			3,631,645
Consumer Staples (4.0%)
	Bunge Ltd.	980,021	82,812
	SuperValu Inc.	1,700,305	78,758
	The Clorox Co.	1,237,647	76,858
	UST, Inc.	1,314,246	70,588
	Coca-Cola Enterprises, Inc.	2,159,442	51,827
	Tyson Foods, Inc.	2,133,143	49,148
	Molson Coors Brewing Co.
	Class B	525,134	48,554
	^Whole Foods Market, Inc.	1,150,236	44,054
	The Estee Lauder Cos. Inc.
	Class A	965,477	43,939
*	Energizer Holdings, Inc.	436,331	43,459
*	Constellation Brands, Inc.
	Class A	1,722,801	41,830
	The Pepsi Bottling
	Group, Inc.	1,112,748	37,477
	McCormick & Co., Inc.	955,888	36,496
	Dean Foods Co.	1,094,455	34,880
	Brown-Forman Corp.
	Class B	433,406	31,673
*	Smithfield Foods, Inc.	930,370	28,646
	Hormel Foods Corp.	619,467	23,137
*	Bare Escentuals, Inc.	441,937	15,092
	PepsiAmericas, Inc.	527,317	12,951
			852,179
Energy (7.6%)
	Noble Corp.	1,101,260	107,395
	El Paso Corp.	5,771,593	99,445
	Smith International, Inc.	1,636,196	95,947

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Noble Energy, Inc.	1,394,305	86,991
	Murphy Oil Corp.	1,453,985	86,425
*	Nabors Industries, Inc.	2,447,830	81,709
	Sunoco, Inc.	992,803	79,107
	ENSCO International, Inc.	1,234,572	75,321
	CONSOL Energy, Inc.	1,493,427	68,862
*	Ultra Petroleum Corp.	1,242,078	68,612
	BJ Services Co.	2,399,284	68,236
*	Cameron International Corp.	909,649	65,013
	Tesoro Corp.	1,116,327	63,798
*	Southwestern Energy Co.	1,376,853	61,270
	Diamond Offshore
	Drilling, Inc.	566,063	57,489
*	Grant Prideco, Inc.	1,047,692	56,397
*	Pride International, Inc.	1,342,430	50,287
	Pioneer Natural
	Resources Co.	1,010,533	49,223
*	Newfield Exploration Co.	1,055,297	48,069
	Range Resources Corp.	1,201,782	44,959
*	FMC Technologies Inc.	556,690	44,101
	Arch Coal, Inc.	1,161,798	40,431
	Rowan Cos., Inc.	903,603	37,030
	Patterson-UTI Energy, Inc.	1,280,799	33,570
	Cimarex Energy Co.	677,874	26,715
	Pogo Producing Co.	477,708	24,263
*	CNX Gas Corp.	246,587	7,546
			1,628,211
Financials (20.6%)
	Ameriprise Financial, Inc.	1,761,444	111,975
	T. Rowe Price Group Inc.	2,062,281	107,012
	Archstone-Smith Trust REIT	1,786,807	105,618
	Host Hotels & Resorts Inc.
	REIT	4,416,667	102,113
	Boston Properties, Inc. REIT	955,849	97,621
	CIT Group Inc.	1,622,508	88,962
	^Nymex Holdings Inc.	640,649	80,485
*	E*TRADE Financial Corp.	3,488,139	77,053
	Avalonbay
	Communities, Inc. REIT	643,008	76,441
	Ambac Financial Group, Inc.	865,119	75,430
	Unum Group	2,802,749	73,180
	Compass Bancshares Inc.	1,057,757	72,964
	Kimco Realty Corp. REIT	1,839,791	70,041
	MBIA, Inc.	1,103,082	68,634
	Zions Bancorp	873,157	67,155
	Sovereign Bancorp, Inc.	3,095,541	65,440
	Synovus Financial Corp.	2,131,021	65,422
*^	CBOT Holdings, Inc.
	Class A	302,573	62,512

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	CB Richard Ellis Group, Inc.	1,659,383	60,567
	Plum Creek Timber Co. Inc.
	REIT	1,450,740	60,438
^	American Capital
	Strategies, Ltd.	1,410,157	59,960
	SL Green Realty Corp. REIT	478,141	59,237
	Everest Re Group, Ltd.	531,850	57,780
	Willis Group Holdings Ltd.	1,286,222	56,671
	Cincinnati Financial Corp.	1,275,825	55,371
	Commerce Bancorp, Inc.	1,457,409	53,910
	Torchmark Corp.	802,712	53,782
	Safeco Corp.	863,702	53,774
	Hudson City Bancorp, Inc.	4,335,682	52,982
	A.G. Edwards, Inc.	615,895	52,074
	Assurant, Inc.	858,141	50,562
*	IntercontinentalExchange Inc.	338,020	49,976
	The Macerich Co. REIT	587,553	48,426
	Health Care Properties
	Investors REIT	1,642,359	47,513
	Developers Diversified
	Realty Corp. REIT	890,969	46,963
	Leucadia National Corp.	1,327,595	46,798
	iStar Financial Inc. REIT	1,035,543	45,906
	Axis Capital Holdings Ltd.	1,104,475	44,897
*	TD Ameritrade
	Holding Corp.	2,206,943	44,139
	W.R. Berkley Corp.	1,340,688	43,626
	Eaton Vance Corp.	980,377	43,313
	People’s United
	Financial Inc.	2,442,371	43,303
	Janus Capital Group Inc.	1,552,379	43,218
	AMB Property Corp. REIT	809,195	43,065
	White Mountains
	Insurance Group Inc.	70,600	42,785
	Huntington Bancshares Inc.	1,830,486	41,625
	Fidelity National
	Financial, Inc. Class A	1,699,993	40,290
	Nuveen Investments, Inc.
	Class A	644,196	40,037
	First Horizon National Corp.	1,021,624	39,843
	Apartment Investment &
	Management Co.
	Class A REIT	789,523	39,808
	Regency Centers Corp.
	REIT	563,809	39,749
	Duke Realty Corp. REIT	1,106,371	39,464
	New York Community
	Bancorp, Inc.	2,292,857	39,024
	MGIC Investment Corp.	679,216	38,620
	^Allied Capital Corp.	1,243,214	38,490
	Ventas, Inc. REIT	1,061,621	38,484
	Old Republic
	International Corp.	1,795,861	38,180
*	Markel Corp.	77,692	37,646
	PartnerRe Ltd.	467,033	36,195
	SEI Investments Co.	1,215,572	35,300
	Radian Group, Inc.	650,624	35,134
	Federal Realty
	Investment Trust REIT	452,439	34,955
	Popular, Inc.	2,166,536	34,816
	RenaissanceRe
	Holdings Ltd.	560,806	34,764
	Investors Financial
	Services Corp.	539,914	33,296
	First American Corp.	671,093	33,219
	Associated Banc-Corp.	997,321	32,612
^	Liberty Property Trust REIT	739,826	32,501
	The PMI Group Inc.	710,506	31,738
	Hospitality Properties Trust
	REIT	761,592	31,598
	Forest City Enterprise
	Class A	502,953	30,922
	Camden Property Trust
	REIT	461,521	30,908
	HCC Insurance
	Holdings, Inc.	909,796	30,396
	Colonial BancGroup, Inc.	1,209,216	30,194
	Federated Investors, Inc.	773,362	29,643
	UDR, Inc. REIT	1,102,007	28,983
	Nationwide Financial
	Services, Inc.	444,049	28,073
^	The St. Joe Co.	577,258	26,750
	TCF Financial Corp.	960,585	26,704
*	Arch Capital Group Ltd.	364,475	26,439
	Protective Life Corp.	543,575	25,988
	Weingarten Realty Investors
	REIT	630,251	25,903
*	AmeriCredit Corp.	960,705	25,507
	City National Corp.	330,183	25,124

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Brown & Brown, Inc.	973,238	24,467
	^CapitalSource Inc. REIT	949,819	23,356
	Erie Indemnity Co. Class A	425,372	22,987
	Commerce Bancshares, Inc.	486,511	22,039
^	The First Marblehead Corp.	541,774	20,934
*^	Nasdaq Stock Market Inc.	683,596	20,310
	American
	Financial Group, Inc.	585,363	19,990
	Unitrin, Inc.	383,789	18,875
	Astoria Financial Corp.	722,595	18,094
	Transatlantic Holdings, Inc.	215,861	15,354
	Mercury General Corp.	223,440	12,314
	BOK Financial Corp.	191,903	10,251
	Student Loan Corp.	32,689	6,665
			4,373,652
Health Care (9.7%)
*	Express Scripts Inc.	1,886,706	94,354
	Biomet, Inc.	1,907,801	87,225
*	Humana Inc.	1,364,168	83,091
*	Laboratory Corp. of
	America Holdings	1,025,992	80,294
	AmerisourceBergen Corp.	1,549,878	76,672
*	Coventry Health Care Inc.	1,303,876	75,168
	Quest Diagnostics, Inc.	1,356,602	70,068
	C.R. Bard, Inc.	842,602	69,624
	IMS Health, Inc.	1,596,722	51,303
*	Health Net Inc.	953,671	50,354
*	Hospira, Inc.	1,274,897	49,772
*	Waters Corp.	830,347	49,289
	Applera Corp.–Applied
	Biosystems Group	1,501,861	45,867
*	DaVita, Inc.	850,876	45,845
	DENTSPLY
	International Inc.	1,182,555	45,245
*	Varian
	Medical Systems, Inc.	1,051,007	44,678
*^	Amylin
	Pharmaceuticals, Inc.	1,072,530	44,145
*	Intuitive Surgical, Inc.	303,857	42,166
*	Barr Pharmaceuticals Inc.	826,980	41,539
*	King Pharmaceuticals, Inc.	1,989,173	40,698
*	Cephalon, Inc.	498,888	40,106
	Manor Care, Inc.	596,350	38,936
*	Triad Hospitals, Inc.	723,026	38,870
*	Henry Schein, Inc.	724,155	38,692
*	Endo Pharmaceuticals
	Holdings, Inc.	1,092,346	37,391

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	Sepracor Inc.	896,374	36,769
	Mylan Laboratories, Inc.	2,002,725	36,430
*	Covance, Inc.	523,522	35,893
	Omnicare, Inc.	993,578	35,828
*	Patterson Cos.	910,824	33,946
	Pharmaceutical Product
	Development, Inc.	863,207	33,035
*	Millipore Corp.	436,788	32,798
	Beckman Coulter, Inc.	504,606	32,638
*	Community Health
	Systems, Inc.	769,693	31,134
	Hillenbrand Industries, Inc.	478,138	31,079
	Bausch & Lomb, Inc.	444,159	30,842
*	Lincare Holdings, Inc.	757,565	30,189
*	Cerner Corp.	543,177	30,130
*	Vertex
	Pharmaceuticals, Inc.	1,031,910	29,471
*	Invitrogen Corp.	393,436	29,016
*	Charles River
	Laboratories, Inc.	547,428	28,258
*	Millennium
	Pharmaceuticals, Inc.	2,503,265	26,460
*	Watson
	Pharmaceuticals, Inc.	796,420	25,908
*	Tenet Healthcare Corp.	3,858,539	25,119
*	Kinetic Concepts, Inc.	434,965	22,605
	Health Management
	Associates Class A	1,980,000	22,493
*	ImClone Systems, Inc.	485,048	17,151
*	Warner Chilcott Ltd.	819,634	14,827
	^Brookdale Senior Living Inc.	289,599	13,197
*^Abraxis Bioscience, Inc.		270,891	6,022
			2,072,630
Industrials (12.9%)
	Precision Castparts Corp.	1,121,933	136,158
	L-3 Communications
	Holdings, Inc.	1,022,250	99,557
	ITT Industries, Inc.	1,435,674	98,028
	Rockwell Collins, Inc.	1,376,500	97,236
	Parker Hannifin Corp.	948,004	92,819
	Rockwell Automation, Inc.	1,287,753	89,422
	American
	Standard Cos., Inc.	1,478,782	87,219
	Dover Corp.	1,670,497	85,446
	Cooper Industries, Inc.
	Class A	1,493,157	85,244
	Cummins Inc.	809,963	81,976
	Fluor Corp.	720,409	80,232
	R.R. Donnelley & Sons Co.	1,773,895	77,182
*	McDermott
	International, Inc.	904,127	75,151
	Expeditors International of
	Washington, Inc.	1,743,476	72,006
	C.H. Robinson
	Worldwide Inc.	1,353,809	71,102
*	Terex Corp.	832,133	67,652
	Manpower Inc.	695,053	64,112
*	Foster Wheeler Ltd.	562,015	60,130
	Goodrich Corp.	974,507	58,042
	Joy Global Inc.	970,976	56,637
*	Jacobs Engineering
	Group Inc.	967,862	55,662
	W.W. Grainger, Inc.	584,715	54,408
	Avery Dennison Corp.	808,343	53,739

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Equifax, Inc.	1,203,765	53,471
	The Dun & Bradstreet Corp.	502,508	51,748
*	AMR Corp.	1,962,862	51,721
	Republic Services, Inc.
	Class A	1,584,625	48,553
	Robert Half
	International, Inc.	1,305,643	47,656
	Cintas Corp.	1,176,068	46,372
	Pall Corp.	1,001,581	46,063
	Fastenal Co.	1,051,646	44,022
	SPX Corp.	469,515	41,228
	Roper Industries Inc.	713,500	40,741
*	Monster Worldwide Inc.	962,263	39,549
	Oshkosh Truck Corp.	604,821	38,055
*	UAL Corp.	905,986	36,774
*	Allied Waste Industries, Inc.	2,724,596	36,673
*	KBR Inc.	1,371,748	35,981
	Ametek, Inc.	866,046	34,365
*	Hertz Global Holdings Inc.	1,180,436	31,364
	Pentair, Inc.	776,090	29,934
*^USG Corp.		601,709	29,508
*	Spirit Aerosystems
	Holdings Inc.	815,155	29,386
*	ChoicePoint Inc.	652,370	27,693
	J.B. Hunt Transport
	Services, Inc.	827,540	24,263
*	Owens Corning Inc.	641,816	21,584
	The Corporate Executive
	Board Co.	319,415	20,733
*	US Airways Group Inc.	673,157	20,376
*	First Solar, Inc.	227,089	20,277
			2,747,250
Information Technology (14.1%)
*	NVIDIA Corp.	2,763,655	114,167
	Seagate Technology	4,485,145	97,642
*	SanDisk Corp.	1,841,257	90,111
	KLA-Tencor Corp.	1,634,118	89,795
*	MEMC Electronic
	Materials, Inc.	1,455,201	88,942
*	Autodesk, Inc.	1,881,923	88,601
*	Cognizant Technology
	Solutions Corp.	1,167,458	87,664
	Fidelity National
	Information Services, Inc.	1,552,086	84,247
*	Computer Sciences Corp.	1,405,084	83,111
*	Micron Technology, Inc.	6,175,839	77,383
*	NCR Corp.	1,458,126	76,610
*	Fiserv, Inc.	1,346,118	76,459
	National
	Semiconductor Corp.	2,607,450	73,713

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Xilinx, Inc.	2,715,352	72,690
	Microchip Technology, Inc.	1,768,085	65,490
	Altera Corp.	2,917,207	64,558
*	VeriSign, Inc.	1,987,397	63,060
*	Avaya Inc.	3,708,635	62,453
*	Akamai Technologies, Inc.	1,244,479	60,531
	Harris Corp.	1,097,109	59,847
*	LAM Research Corp.	1,159,976	59,623
*	Flextronics International Ltd.	4,968,169	53,656
	Amphenol Corp.	1,456,910	51,939
*	BMC Software, Inc.	1,668,817	50,565
*	Cadence Design
	Systems, Inc.	2,289,510	50,278
*	Citrix Systems, Inc.	1,477,569	49,750
*	Avnet, Inc.	1,209,126	47,930
*	LSI Corp.	6,321,375	47,474
*	McAfee Inc.	1,305,281	45,946
*	BEA Systems, Inc.	3,207,372	43,909
*	CDW Corp.	513,047	43,594
*	Affiliated Computer
	Services, Inc. Class A	755,181	42,834
*	Activision, Inc.	2,293,957	42,828
*	Alliance Data Systems Corp.	553,424	42,769
*	Iron Mountain, Inc.	1,543,762	40,338
*	Ceridian Corp.	1,137,924	39,827
*	Lexmark International, Inc.	801,192	39,507
*	Arrow Electronics, Inc.	1,005,325	38,635
*	Tellabs, Inc.	3,399,330	36,577
	Intersil Corp.	1,129,674	35,540
*	Western Digital Corp.	1,816,317	35,146
	Jabil Circuit, Inc.	1,563,210	34,500
*	DST Systems, Inc.	432,751	34,278
*	NAVTEQ Corp.	800,872	33,909
*	Red Hat, Inc.	1,493,755	33,281
*	salesforce.com, Inc.	742,956	31,843
*	Compuware Corp.	2,652,805	31,462
*	Novellus Systems, Inc.	1,010,855	28,678
*	Hewitt Associates, Inc.	862,079	27,587
*	Teradyne, Inc.	1,552,702	27,296
*	Solectron Corp.	7,396,616	27,220
*	Ingram Micro, Inc. Class A	1,249,716	27,131
*	CheckFree Corp.	607,623	24,426
	Molex, Inc.	796,014	23,888
*^JDS Uniphase Corp.		1,680,560	22,570
*	Zebra Technologies Corp.
	Class A	576,088	22,318
*	QLogic Corp.	1,300,721	21,657
	Molex, Inc. Class A	390,145	10,358
	Total System Services, Inc.	321,874	9,498
	AVX Corp.	421,429	7,055

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)

			2,994,694
Materials (5.7%)
	United States Steel Corp.	969,452	105,428
	Vulcan Materials Co.	777,430	89,047
	Allegheny Technologies Inc.	741,575	77,776
	Lyondell Chemical Co.	1,833,384	68,055
	Martin Marietta
	Materials, Inc.	369,424	59,854
	Temple-Inland Inc.	860,328	52,936
	MeadWestvaco Corp.	1,482,539	52,363
*	The Mosaic Co.	1,258,860	49,121
*	Domtar Corp.	4,247,116	47,398
	Sigma-Aldrich Corp.	1,080,597	46,109
	Celanese Corp. Series A	1,157,922	44,904
*	Owens-Illinois, Inc.	1,257,541	44,014
	Eastman Chemical Co.	684,034	44,004
	Sealed Air Corp.	1,319,281	40,924
	Ball Corp.	759,196	40,366
*	Pactiv Corp.	1,088,818	34,722
	International Flavors &
	Fragrances, Inc.	661,078	34,469
*	Crown Holdings, Inc.	1,334,011	33,310
	Sonoco Products Co.	775,329	33,192
	Steel Dynamics, Inc.	745,129	31,228
	Ashland, Inc.	461,292	29,500
	Bemis Co., Inc.	857,373	28,448
*	Smurfit-Stone
	Container Corp.	2,083,922	27,737
	Florida Rock Industries, Inc.	403,651	27,246
	Albemarle Corp.	660,164	25,436
*	Titanium Metals Corp.	659,294	21,031
	Huntsman Corp.	815,357	19,821
			1,208,439
Telecommunication Services (2.6%)
*	NII Holdings Inc.	1,193,937	96,398
*	Crown Castle
	International Corp.	2,138,474	77,562
	Embarq Corp.	1,223,127	77,510
	Windstream Corp.	3,901,007	57,579
*	Level 3
	Communications, Inc.	9,055,188	52,973
	CenturyTel, Inc.	892,179	43,761
	Citizens
	Communications Co.	2,771,523	42,321
*	Leap Wireless
	International, Inc.	443,537	37,479
	Telephone &
	Data Systems, Inc.	496,825	31,086
	Telephone &

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Data Systems, Inc.–
	Special Common Shares	349,444	20,110
*	U.S. Cellular Corp.	132,889	12,040
			548,819
Utilities (5.7%)
*	Mirant Corp.	2,094,551	89,333
*	NRG Energy, Inc.	1,901,657	79,052
	Questar Corp.	1,405,215	74,266
	DTE Energy Co.	1,456,123	70,214
*	Allegheny Energy, Inc.	1,352,022	69,954
	Xcel Energy, Inc.	3,336,275	68,294
*	Reliant Energy, Inc.	2,524,091	68,024
	KeySpan Corp.	1,436,703	60,313
	Equitable Resources, Inc.	945,433	46,856
	NiSource, Inc.	2,239,088	46,372
	Pepco Holdings, Inc.	1,565,554	44,149
	ONEOK, Inc.	856,681	43,185
	Wisconsin Energy Corp.	957,120	42,333
	CenterPoint Energy Inc.	2,431,696	42,312
*	Dynegy, Inc.	4,026,377	38,009
	MDU Resources Group, Inc.	1,333,911	37,403
	Alliant Energy Corp.	950,154	36,913
	Northeast Utilities	1,261,860	35,786
	SCANA Corp.	905,521	34,672
	Energy East Corp.	1,284,806	33,521
	Pinnacle West Capital Corp.	817,830	32,591
	Integrys Energy Group, Inc.	611,471	31,020
	TECO Energy, Inc.	1,711,570	29,405
	NSTAR	873,875	28,357
	DPL Inc.	925,361	26,225
			1,208,559
Total Common Stocks
(Cost $16,654,690)			21,266,078
Temporary Cash Investments (1.7%)[1]
Money Market Fund (1.7%)
[2]	Vanguard Market
	Liquidity Fund, 5.281%	18,861,097	18,861
[2]	Vanguard Market
	Liquidity Fund,
	5.281%—Note E	335,827,400	335,827
			354,688

		Face
		Amount
		($000)
U.S. Government & Agency Obligation (0.0%)
[3]	Federal Home Loan
	Mortgage Corp.

Mid-Cap Index Fund

		Market
		Value•
	Shares	($000)
[4] 5.197%, 7/9/07	2,000	1,998
Total Temporary Cash Investments
(Cost $356,686)		356,686
Total Investments (101.7%)
(Cost $17,011,376)		21,622,764
Other Assets and Liabilities (–1.7%)
Other Assets—Note B		103,959
Liabilities—Note E		(463,560)
		(359,601)
Net Assets (100%)		21,263,163

At June 30, 2007, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	16,701,423
Undistributed Net Investment Income	124,833
Accumulated Net Realized Losses	(174,371)
Unrealized Appreciation (Depreciation)
Investment Securities	4,611,388
Futures Contracts	(110)
Net Assets	21,263,163

Investor Shares—Net Assets
Applicable to 407,569,086 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	8,934,870
Net Asset Value Per Share—
Investor Shares	$21.92

Admiral Shares—Net Assets
Applicable to 50,483,308 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,024,075
Net Asset Value Per Share—
Admiral Shares	$99.52

Mid-Cap Index Fund

Amount
($000)
Signal Shares—Net Assets
Applicable to 5,879,732 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	184,748
Net Asset Value Per Share—
Signal Shares	$31.42

Institutional Shares—Net Assets
Applicable to 267,124,418 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,875,616
Net Asset Value Per Share—
Institutional Shares	$22.00

ETF Shares—Net Assets
Applicable to 15,473,557 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,243,854
Net Asset Value Per Share—
ETF Shares	$80.39

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 1.6%, respectively, of net assets. See Note C in Notes to Financial Statements.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4  Securities with a value of $1,998,000 have been segregated as initial margin for open futures contracts.

5  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

Mid-Cap Index Fund

Statement of Operations

Six Months Ended
June 30, 2007
($000)
Investment Income
Income
Dividends	144,902
Interest[1]	1,602
Security Lending	2,888
Total Income	149,392
Expenses
The Vanguard Group—Note B
Investment Advisory Services	347
Management and Administrative—Investor Shares	7,414
Management and Administrative—Admiral Shares	1,876
Management and Administrative—Signal Shares	37
Management and Administrative—Institutional Shares	1,056
Management and Administrative—ETF Shares	661
Marketing and Distribution—Investor Shares	1,065
Marketing and Distribution—Admiral Shares	530
Marketing and Distribution—Signal Shares	3
Marketing and Distribution—Institutional Shares	659
Marketing and Distribution—ETF Shares	211
Custodian Fees	121
Shareholders’ Reports—Investor Shares	170
Shareholders’ Reports—Admiral Shares	16
Shareholders’ Reports—Signal Shares	3
Shareholders’ Reports—Institutional Shares	61
Shareholders’ Reports—ETF Shares	29
Trustees’ Fees and Expenses	12
Total Expenses	14,271
Net Investment Income	135,121
Realized Net Gain (Loss)
Investment Securities Sold	1,101,652
Futures Contracts	2,288
Realized Net Gain (Loss)	1,103,940
Change in Unrealized Appreciation (Depreciation)
Investment Securities	815,724
Futures Contracts	158
Change in Unrealized Appreciation (Depreciation)	815,882
Net Increase (Decrease) in Net Assets Resulting from Operations	2,054,943

1  Interest income from an affiliated company of the fund was $1,553,000.

Mid-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	135,121	236,457
Realized Net Gain (Loss)	1,103,940	812,333
Change in Unrealized Appreciation (Depreciation)	815,882	965,218
Net Increase (Decrease) in Net Assets Resulting from Operations	2,054,943	2,014,008
Distributions
Net Investment Income
Investor Shares	(2,004)	(94,810)
Admiral Shares	(1,159)	(53,803)
Signal Shares	—	—
Institutional Shares	(1,262)	(63,378)
ETF Shares	(346)	(21,247)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(4,771)	(233,238)
Capital Share Transactions—Note F
Investor Shares	400,525	477,702
Admiral Shares	483,917	823,840
Signal Shares	176,737	—
Institutional Shares	699,003	1,301,163
ETF Shares	(514,570)	383,910
Net Increase (Decrease) from Capital Share Transactions	1,245,612	2,986,615
Total Increase (Decrease)	3,295,784	4,767,385
Net Assets
Beginning of Period	17,967,379	13,199,994
End of Period[1]	21,263,163	17,967,379

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of $124,833,000 and ($5,517,000).

Mid-Cap Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$19.78	$17.63	$15.64	$13.13	$ 9.88	$11.81
Investment Operations
Net Investment Income	.133	.253	.198	.159	.122	.088
Net Realized and Unrealized Gain (Loss)
on Investments	2.012	2.144	1.983	2.512	3.250	(1.798)
Total from Investment Operations	2.145	2.397	2.181	2.671	3.372	(1.710)
Distributions
Dividends from Net Investment Income	(.005)	(.247)	(.191)	(.161)	(.122)	(.093)
Distributions from Realized Capital Gains	—	—	—	—	—	(.127)
Total Distributions	(.005)	(.247)	(.191)	(.161)	(.122)	(.220)
Net Asset Value, End of Period	$21.92	$19.78	$17.63	$15.64	$13.13	$9.88

Total Return[1]	10.85%	13.60%	13.93%	20.35%	34.14%	–14.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,935	$7,677	$6,399	$5,234	$3,610	$2,267
Ratio of Total Expenses to
Average Net Assets	0.21%*	0.22%	0.22%	0.22%	0.26%	0.26%
Ratio of Net Investment Income to
Average Net Assets	1.29%*	1.43%	1.36%	1.26%	1.20%	0.85%
Portfolio Turnover Rate[2]	18%*	18%	18%	16%	73%[3]	18%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3  Includes activity related to a change in the fund’s target index.

*  Annualized.

Mid-Cap Index Fund

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$89.73	$79.98	$70.92	$59.55	$44.81	$53.56
Investment Operations
Net Investment Income	.652	1.226	.946	.771	.593	.431
Net Realized and Unrealized
Gain (Loss) on Investments	9.162	9.725	9.022	11.383	14.742	(8.154)
Total from Investment Operations	9.814	10.951	9.968	12.154	15.335	(7.723)
Distributions
Dividends from Net Investment Income	(.024)	(1.201)	(.908)	(.784)	(.595)	(.451)
Distributions from Realized Capital Gains	—	—	—	—	—	(.576)
Total Distributions	(.024)	(1.201)	(.908)	(.784)	(.595)	(1.027)
Net Asset Value, End of Period	$99.52	$89.73	$79.98	$70.92	$59.55	$44.81

Total Return	10.94%	13.69%	14.04%	20.42%	34.24%	–14.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,024	$4,075	$2,852	$1,196	$842	$411
Ratio of Total Expenses to
Average Net Assets	0.11%*	0.13%	0.13%	0.13%	0.18%	0.18%
Ratio of Net Investment Income to
Average Net Assets	1.39%*	1.52%	1.45%	1.35%	1.31%	0.94%
Portfolio Turnover Rate[1]	18%*	18%	18%	16%	73%[2]	18%

1  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

2  Includes activity related to a change in the fund’s target index.

*  Annualized.

Mid-Cap Index Fund

Signal Shares

March 30,
2007[1] to
June 30,
For a Share Outstanding Throughout the Period	2007
Net Asset Value, Beginning of Period	$29.63
Investment Operations
Net Investment Income	.093
Net Realized and Unrealized Gain (Loss) on Investments	1.697
Total from Investment Operations	1.790
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$31.42

Total Return	6.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$185
Ratio of Total Expenses to Average Net Assets	0.11%*
Ratio of Net Investment Income to Average Net Assets	1.39%*
Portfolio Turnover Rate[2]	18%*

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

Mid-Cap Index Fund

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$19.83	$17.67	$15.67	$13.16	$ 9.90	$11.83
Investment Operations
Net Investment Income	.147	.286	.228	.18	.147	.103
Net Realized and Unrealized
Gain (Loss) on Investments	2.028	2.149	1.983	2.51	3.250	(1.798)
Total from Investment Operations	2.175	2.435	2.211	2.69	3.397	(1.695)
Distributions
Dividends from Net Investment Income	(.005)	(.275)	(.211)	(.18)	(.137)	(.108)
Distributions from Realized Capital Gains	—	—	—	—	—	(.127)
Total Distributions	(.005)	(.275)	(.211)	(.18)	(.137)	(.235)
Net Asset Value, End of Period	$22.00	$19.83	$17.67	$15.67	$13.16	$9.90

Total Return	10.97%	13.78%	14.09%	20.45%	34.33%	–14.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,876	$4,633	$2,905	$2,056	$1,071	$653
Ratio of Total Expenses to
Average Net Assets	0.07%*	0.08%	0.08%	0.08%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.43%*	1.57%	1.50%	1.40%	1.36%	1.01%
Portfolio Turnover Rate[1]	18%*	18%	18%	16%	73%[2]	18%

1  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

2  Includes activity related to a change in the fund’s target index.

*  Annualized.

Mid-Cap Index Fund

ETF Shares

	Six Months			Jan. 26,
	Ended	Year Ended		2004[1] to
	June 30,	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$72.48	$64.61	$57.32	$50.34
Investment Operations
Net Investment Income	.507	.992	.785	.617
Net Realized and Unrealized Gain (Loss) on Investments	7.420	7.851	7.258	7.004
Total from Investment Operations	7.927	8.843	8.043	7.621
Distributions
Dividends from Net Investment Income	(.017)	(.973)	(.753)	(.641)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.017)	(.973)	(.753)	(.641)
Net Asset Value, End of Period	$80.39	$72.48	$64.61	$57.32

Total Return	10.94%	13.69%	14.03%	15.16%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,244	$1,582	$1,044	$58
Ratio of Total Expenses to Average Net Assets	0.13%*	0.13%	0.13%	0.18%*
Ratio of Net Investment Income to Average Net Assets	1.37%*	1.52%	1.45%	1.30%*
Portfolio Turnover Rate[2]	18%*	18%	18%	16%

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, servicing, and account-size criteria. Signal Shares were first issued on March 30, 2007. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

Mid-Cap Index Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2007, the fund had contributed capital of $1,862,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.86% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial-reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2007, the fund realized $1,101,915,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2006, the fund had available realized losses of $169,094,000 to offset future net capital gains of $20,314,000 through December 31, 2011, $63,490,000 through December 31, 2014, and $85,290,000 through December 31, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

Mid-Cap Index Fund

At June 30, 2007, the cost of investment securities for tax purposes was $17,011,376,000. Net unrealized appreciation of investment securities for tax purposes was $4,611,388,000, consisting of unrealized gains of $4,986,562,000 on securities that had risen in value since their purchase and $375,174,000 in unrealized losses on securities that had fallen in value since their purchase.

At June 30, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
S&P MidCap 400 Index	31	14,015	(110)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended June 30, 2007, the fund purchased $5,999,051,000 of investment securities and sold $4,570,392,000 of investment securities other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at June 30, 2007, was $317,195,000, for which the fund received cash collateral of $335,827,000.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2007		December 31, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,533,868	72,975	2,234,918	119,929
Issued in Lieu of Cash Distributions	1,856	89	87,971	4,452
Redeemed	(1,135,199)	(53,706)	(1,845,187)	(99,197)
Net Increase (Decrease)—Investor Shares	400,525	19,358	477,702	25,184
Admiral Shares
Issued	952,211	9,939	1,485,862	17,560
Issued in Lieu of Cash Distributions	999	11	46,434	518
Redeemed	(469,293)	(4,881)	(708,456)	(8,322)
Net Increase (Decrease)—Admiral Shares	483,917	5,069	823,840	9,756
Signal Shares
Issued	188,371	6,251	—	—
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(11,634)	(371)	—	—
Net Increase (Decrease)—Signal Shares	176,737	5,880	—	—

Mid-Cap Index Fund

	Six Months Ended		Year Ended
	June 30, 2007		December 31, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	1,176,706	56,038	1,642,656	87,622
Issued in Lieu of Cash Distributions	832	39	57,275	2,891
Redeemed	(478,535)	(22,601)	(398,768)	(21,224)
Net Increase (Decrease)—Institutional Shares	699,003	33,476	1,301,163	69,289
ETF Shares
Issued	2,228,682	27,944	2,782,508	39,966
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,743,252)	(34,300)	(2,398,598)	(34,300)
Net Increase (Decrease)—ETF Shares	(514,570)	(6,356)	383,910	5,666

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

Mid-Cap Growth Index Fund

Fund Profile

As of June 30, 2007

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	236	236	4,921
Median Market Cap	$7.9B	$7.9B	$32.6B
Price/Earnings Ratio	24.9x	24.9x	18.2x
Price/Book Ratio	4.5x	4.5x	2.9x
Yield		0.4%	1.7%
Investor Shares	0.4%
ETF Shares	0.5%
Return on Equity	19.2%	19.2%	18.2%
Earnings Growth Rate	27.3%	26.4%	20.7%
Foreign Holdings	0.5%	0.5%	0.0%
Turnover Rate	93%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.25%[3]
ETF Shares	0.13%[3]
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	18%	18%	12%
Consumer Staples	2	2	8
Energy	10	10	10
Financials	7	7	21
Health Care	14	14	11
Industrials	16	17	12
Information Technology	21	21	15
Materials	5	5	4
Telecommunication
Services	3	2	3
Utilities	4	4	4

Ten Largest Holdings[4] (% of total net assets)

Precision Castparts Corp.	aerospace and
	defense	1.3%
NVIDIA Corp.	semiconductors	1.1
Noble Corp.	oil and gas drilling	1.0
T. Rowe Price Group Inc.	asset management
	and custody banks	1.0
Hilton Hotels Corp.	hotels, resorts,
	and cruise lines	0.9
L-3 Communications	aerospace and
Holdings, Inc.	defense	0.9
ITT Industries, Inc.	industrial machinery	0.9
Rockwell Collins, Inc.	aerospace and
	defense	0.9
NII Holdings Inc.	wireless
	telecommunication
	services	0.9
Smith International, Inc.	oil and gas
	equipment and
	services	0.9
Top Ten		9.8%

Investment Focus

1  MSCI US Mid Cap Growth Index.

2  Dow Jones Wilshire 5000 Index.

3  Annualized.

4  “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

See page 75 for a glossary of investment terms.

Mid-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): August 24, 2006–June 30, 2007

Average Annual Total Returns: Periods Ended June 30, 2007

		Since
	Inception Date	Inception
Investor Shares[2]	8/24/2006	24.73%
ETF Shares	8/17/2006
Market Price		23.04
Net Asset Value		23.09

1  Six months ended June 30, 2007.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000. Note: See Financial Highlights tables on pages 55 and 56 for dividend and capital gains information.

Mid-Cap Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.1%)
Consumer Discretionary (17.6%)
	Hilton Hotels Corp.	86,364	2,891
	Nordstrom, Inc.	48,405	2,474
	^Garmin Ltd.	27,915	2,065
*	Apollo Group, Inc. Class A	34,384	2,009
*	Office Depot, Inc.	65,017	1,970
*	Cablevision Systems
	NY Group Class A	53,542	1,938
	Harman International
	Industries, Inc.	14,617	1,707
	Tiffany & Co.	31,829	1,689
*	AutoZone Inc.	11,621	1,588
*	The Goodyear Tire &
	Rubber Co.	43,632	1,517
	Abercrombie & Fitch Co.	20,766	1,516
*	Discovery Holding Co.
	Class A	62,797	1,444
	Polo Ralph Lauren Corp.	14,231	1,396
	Tim Hortons, Inc.	44,694	1,374
	Black & Decker Corp.	15,410	1,361
*	CarMax, Inc.	50,367	1,284
*	GameStop Corp. Class A	32,414	1,267
*	R.H. Donnelley Corp.	16,526	1,252
	American Eagle
	Outfitters, Inc.	47,192	1,211
	Lamar Advertising Co.
	Class A	19,128	1,200
*	Interpublic Group of Cos., Inc.	103,757	1,183
	Wynn Resorts Ltd.	13,120	1,177
*	Dollar Tree Stores, Inc.	24,060	1,048
	Dollar General Corp.	47,701	1,046
	PetSmart, Inc.	31,791	1,032
*	Penn National Gaming, Inc.	16,956	1,019
	Ross Stores, Inc.	32,734	1,008
	Advance Auto Parts, Inc.	24,701	1,001
*	Chico’s FAS, Inc.	41,129	1,001

Mid-Cap Growth Index Fund

			Market
			Value•
		Shares	($000)
	Station Casinos, Inc.	11,435	993
*^Sirius Satellite Radio, Inc.		324,391	980
*	O’Reilly Automotive, Inc.	25,310	925
*	Career Education Corp.	22,229	751
*	XM Satellite Radio
	Holdings, Inc.	62,802	739
	Centex Corp.	18,262	732
*	NVR, Inc.	1,068	726
	Williams-Sonoma, Inc.	22,331	705
	RadioShack Corp.	19,784	656
*	Urban Outfitters, Inc.	26,986	648
	Gentex Corp.	31,763	625
*	Getty Images, Inc.	12,559	600
	Family Dollar Stores, Inc.	16,944	581
	Virgin Media Inc.	22,657	552
	E.W. Scripps Co. Class A	10,411	476
	Weight Watchers
	International, Inc.	8,326	423
	Boyd Gaming Corp.	8,570	422
*	CTC Media, Inc.	8,801	239
			54,441
Consumer Staples (2.1%)
	Whole Foods Market, Inc.	32,930	1,261
	The Estee Lauder Cos. Inc.
	Class A	27,657	1,259
*	Energizer Holdings, Inc.	12,526	1,248
	The Clorox Co.	17,787	1,105
	Dean Foods Co.	20,377	649
	Brown-Forman Corp. Class B	8,037	587
*	Bare Escentuals, Inc.	12,672	433
			6,542
Energy (10.1%)
	Noble Corp.	31,648	3,086
	Smith International, Inc.	47,024	2,757
	Sunoco, Inc.	28,533	2,273
	ENSCO International, Inc.	35,481	2,165
	CONSOL Energy, Inc.	42,921	1,979
*	Ultra Petroleum Corp.	35,553	1,964
	BJ Services Co.	68,956	1,961
*	Cameron International Corp.	26,066	1,863
*	Southwestern Energy Co.	39,570	1,761
	Diamond Offshore Drilling, Inc.	16,267	1,652
*	Grant Prideco, Inc.	30,111	1,621
*	Pride International, Inc.	38,583	1,445
	Range Resources Corp.	34,400	1,287
*	FMC Technologies Inc.	15,981	1,266
*	Nabors Industries, Inc.	35,180	1,174
	Arch Coal, Inc.	33,397	1,162
	Murphy Oil Corp.	14,612	869

Mid-Cap Growth Index Fund

			Market
			Value•
		Shares	($000)
	Rowan Cos., Inc.	16,885	692
*	CNX Gas Corp.	7,007	214
			31,191
Financials (7.1%)
	T. Rowe Price Group Inc.	59,069	3,065
	Nymex Holdings Inc.	18,410	2,313
*	CBOT Holdings, Inc. Class A	8,689	1,795
*	CB Richard Ellis Group, Inc.	47,466	1,732
*	IntercontinentalExchange Inc.	9,715	1,436
*	E*TRADE Financial Corp.	64,892	1,433
*	TD Ameritrade Holding Corp.	63,168	1,263
	Eaton Vance Corp.	28,082	1,241
	Nuveen Investments, Inc.
	Class A	18,517	1,151
	SEI Investments Co.	34,795	1,010
	Boston Properties, Inc. REIT	9,606	981
	Investors Financial
	Services Corp.	15,502	956
	^The St. Joe Co.	16,575	768
	Brown & Brown, Inc.	27,789	699
	The First Marblehead Corp.	15,462	597
*	Nasdaq Stock Market Inc.	19,657	584
	Forest City Enterprise Class A	9,332	574
	Federated Investors, Inc.	11,032	423
			22,021
Health Care (14.5%)
*	Express Scripts Inc.	54,056	2,703
	Biomet, Inc.	54,659	2,499
*	Humana Inc.	39,040	2,378
*	Laboratory Corp. of
	America Holdings	29,388	2,300
*	Coventry Health Care Inc.	37,319	2,151
	C.R. Bard, Inc.	24,152	1,996
	IMS Health, Inc.	45,675	1,468
*	Health Net Inc.	27,322	1,443
*	Waters Corp.	23,801	1,413
*	DaVita, Inc.	24,388	1,314
	Quest Diagnostics, Inc.	25,268	1,305
	DENTSPLY International Inc.	33,851	1,295
*	Varian Medical Systems, Inc.	30,097	1,279
*	Amylin Pharmaceuticals, Inc.	30,711	1,264
*	Intuitive Surgical, Inc.	8,724	1,211
*	Cephalon, Inc.	14,338	1,153
	Manor Care, Inc.	17,118	1,118
*	Henry Schein, Inc.	20,767	1,110
	AmerisourceBergen Corp.	22,222	1,099
*	Endo Pharmaceuticals
	Holdings, Inc.	31,277	1,071
*	Sepracor Inc.	25,766	1,057

Mid-Cap Growth Index Fund

			Market
			Value•
		Shares	($000)
*	Covance, Inc.	15,032	1,031
*	Patterson Cos.	26,096	973
	Pharmaceutical Product
	Development, Inc.	24,736	947
*	Millipore Corp.	12,547	942
*	Hospira, Inc.	23,749	927
*	Cerner Corp.	15,604	866
*	Lincare Holdings, Inc.	21,720	866
*	Vertex Pharmaceuticals, Inc.	29,665	847
*	Millennium
	Pharmaceuticals, Inc.	71,541	756
*	Tenet Healthcare Corp.	110,931	722
	Applera Corp.–Applied
	Biosystems Group	21,504	657
*	Kinetic Concepts, Inc.	12,416	645
*	ImClone Systems, Inc.	13,907	492
*	Warner Chilcott Ltd.	23,510	425
	Brookdale Senior Living Inc.	8,269	377
	Beckman Coulter, Inc.	5,037	326
*	Abraxis Bioscience, Inc.	7,642	170
			44,596
Industrials (16.5%)
	Precision Castparts Corp.	32,128	3,899
	L-3 Communications
	Holdings, Inc.	29,281	2,852
	ITT Industries, Inc.	41,082	2,805
	Rockwell Collins, Inc.	39,393	2,783
	American Standard Cos., Inc.	42,312	2,496
	Cummins Inc.	23,278	2,356
	Fluor Corp.	20,663	2,301
*	McDermott International, Inc.	25,907	2,153
	Expeditors International of
	Washington, Inc.	49,967	2,064
	C.H. Robinson Worldwide Inc.	38,743	2,035
*	Terex Corp.	23,852	1,939
*	Foster Wheeler Ltd.	16,135	1,726
	Joy Global Inc.	27,816	1,622
*	Jacobs Engineering
	Group Inc.	27,727	1,595
	Equifax, Inc.	34,459	1,531
*	AMR Corp.	56,416	1,487
	The Dun & Bradstreet Corp.	14,426	1,486
	Robert Half International, Inc.	37,367	1,364
	Fastenal Co.	30,115	1,261
	Roper Industries Inc.	20,462	1,168
*	Monster Worldwide Inc.	27,566	1,133
*	KBR Inc.	39,235	1,029
	Ametek, Inc.	24,819	985
*	Hertz Global Holdings Inc.	33,779	898

Mid-Cap Growth Index Fund

			Market
			Value•
		Shares	($000)
*	USG Corp.	17,279	847
*	Spirit Aerosystems
	Holdings Inc.	23,375	843
*	ChoicePoint Inc.	18,725	795
	Republic Services, Inc.
	Class A	22,683	695
	J.B. Hunt Transport
	Services, Inc.	23,626	693
	Pall Corp.	14,290	657
	The Corporate Executive
	Board Co.	9,114	592
*	First Solar, Inc.	6,479	578
*	Owens Corning Inc.	6,378	214
			50,882
Information Technology (21.1%)
*	NVIDIA Corp.	79,193	3,271
*	SanDisk Corp.	52,761	2,582
	KLA-Tencor Corp.	46,849	2,574
*	MEMC Electronic
	Materials, Inc.	41,821	2,556
*	Autodesk, Inc.	53,920	2,539
*	Cognizant Technology
	Solutions Corp.	33,426	2,510
*	Micron Technology, Inc.	177,490	2,224
*	NCR Corp.	41,720	2,192
*	Fiserv, Inc.	38,524	2,188
	National Semiconductor Corp.	74,937	2,118
	Xilinx, Inc.	77,783	2,082
	Altera Corp.	83,642	1,851
*	VeriSign, Inc.	56,908	1,806
*	Avaya Inc.	106,606	1,795
*	Akamai Technologies, Inc.	35,767	1,740
	Harris Corp.	31,416	1,714
*	LAM Research Corp.	33,340	1,714
	Amphenol Corp.	41,684	1,486
*	BMC Software, Inc.	47,735	1,446
*	Citrix Systems, Inc.	42,374	1,427
*	McAfee Inc.	37,516	1,321
*	BEA Systems, Inc.	91,814	1,257
*	CDW Corp.	14,731	1,252
*	Affiliated Computer
	Services, Inc. Class A	21,658	1,228
*	Alliance Data Systems Corp.	15,890	1,228
*	Activision, Inc.	65,654	1,226
*	Iron Mountain, Inc.	44,146	1,153
*	Ceridian Corp.	32,589	1,141
*	DST Systems, Inc.	12,428	984
*	NAVTEQ Corp.	22,957	972
*	Red Hat, Inc.	42,938	957

Mid-Cap Growth Index Fund

			Market
			Value•
		Shares	($000)
*	salesforce.com, inc.	21,356	915
*	Avnet, Inc.	22,591	895
	Fidelity National Information
	Services, Inc.	15,599	847
*	Novellus Systems, Inc.	29,072	825
*	Hewitt Associates, Inc.	24,704	790
*	Teradyne, Inc.	44,638	785
*	Lexmark International, Inc.	14,956	737
*	CheckFree Corp.	17,348	697
*	JDS Uniphase Corp.	48,081	646
*	Zebra Technologies Corp.
	Class A	16,446	637
*	QLogic Corp.	37,195	619
*	Cadence Design
	Systems, Inc.	22,971	504
	Jabil Circuit, Inc.	22,406	494
	Molex, Inc.	15,177	455
*	Compuware Corp.	26,437	314
	Total System Services, Inc.	9,242	273
			64,967
Materials (4.9%)
	Allegheny Technologies Inc.	21,317	2,236
	Martin Marietta Materials, Inc.	10,605	1,718
*	The Mosaic Co.	36,182	1,412
*	Owens-Illinois, Inc.	35,991	1,260
	Sealed Air Corp.	37,754	1,171
	Ball Corp.	21,766	1,157
*	Pactiv Corp.	31,174	994
*	Crown Holdings, Inc.	38,160	953
	Vulcan Materials Co.	7,813	895
	Florida Rock Industries, Inc.	11,597	783
	Albemarle Corp.	18,848	726
*	Titanium Metals Corp.	18,956	605
	Steel Dynamics, Inc.	13,818	579
	Sigma-Aldrich Corp.	10,843	463
	Huntsman Corp.	11,684	284
			15,236
Telecommunication Services (2.6%)
*	NII Holdings Inc.	34,182	2,760
*	Crown Castle
	International Corp.	61,244	2,221
*	Level 3 Communications, Inc.	259,477	1,518
*	Leap Wireless
	International, Inc.	12,736	1,076
*	U.S. Cellular Corp.	3,794	344
			7,919
Utilities (3.6%)
*	Mirant Corp.	60,194	2,567
*	NRG Energy, Inc.	54,653	2,272

Mid-Cap Growth Index Fund

		Market
		Value•
	Shares	($000)
Questar Corp.	40,209	2,125
* Allegheny Energy, Inc.	38,698	2,002
* Reliant Energy, Inc.	36,278	978
Equitable Resources, Inc.	13,489	668
* Dynegy, Inc.	40,407	381
		10,993
Total Common Stocks
(Cost $291,499)		308,788
Temporary Cash Investment (0.6%)
1 Vanguard Market Liquidity
Fund, 5.281%—Note E
(Cost $1,966)	1,965,800	1,966
Total Investments (100.7%)
(Cost $293,465)		310,754
Other Assets and Liabilities (–0.7%)
Other Assets—Note B		3,257
Liabilities—Note E		(5,386)
		(2,129)
Net Assets (100%)		308,625

Mid-Cap Growth Index Fund

At June 30, 2007, net assets consisted of:[2]
Amount
($000)
Paid-in Capital	292,464
Undistributed Net Investment Income	398
Accumulated Net Realized Losses	(1,526)
Unrealized Appreciation	17,289
Net Assets	308,625

Investor Shares—Net Assets
Applicable to 7,330,035 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	182,180
Net Asset Value Per Share—
Investor Shares	$24.85

ETF Shares—Net Assets
Applicable to 2,000,624 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	126,445
Net Asset Value Per Share—
ETF Shares	$63.20

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2  See Note C in Notes to Financial Statements for the tax-basis components of net assets. REIT—Real Estate Investment Trust.

Mid-Cap Growth Index Fund

Statement of Operations

Six Months Ended
June 30, 2007
($000)
Investment Income
Income
Dividends	486
Interest[1]	65
Security Lending	7
Total Income	558
Expenses
The Vanguard Group—Note B
Investment Advisory Services	11
Management and Administrative
Investor Shares	58
ETF Shares	4
Marketing and Distribution
Investor Shares	4
ETF Shares	3
Custodian Fees	70
Shareholders’ Reports
Investor Shares	2
ETF Shares	1
Total Expenses	153
Net Investment Income	405
Realized Net Gain (Loss)
Investment Securities Sold	2,713
Futures Contracts	(158)
Realized Net Gain (Loss)	2,555
Change in Unrealized Appreciation (Depreciation)
Investment Securities Sold	15,999
Futures Contracts	—
Change in Unrealized Appreciation (Depreciation)	15,999
Net Increase (Decrease) in Net Assets Resulting from Operations	18,959

1  Interest income from an affiliated company of the fund was $65,000.

Mid-Cap Growth Index Fund

Statement of Changes in Net Assets

		August 17,
	Six Months Ended	2006[1] to
	June 30,	December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	405	182
Realized Net Gain (Loss)	2,555	1,839
Change in Unrealized Appreciation (Depreciation)	15,999	1,290
Net Increase (Decrease) in Net Assets Resulting from Operations	18,959	3,311
Distributions
Net Investment Income
Investor Shares	(11)	(84)
ETF Shares	(10)	(84)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Total Distributions	(21)	(168)
Capital Share Transactions—Note F
Investor Shares	147,283	23,964
ETF Shares	96,010	19,287
Net Increase (Decrease) from Capital Share Transactions	243,293	43,251
Total Increase (Decrease)	262,231	46,394
Net Assets
Beginning of Period	46,394	—
End of Period[2]	308,625	46,394

1  Inception.

2  Net Assets—End of Period includes undistributed (overdistributed) net investment income of $398,000 and $14,000.

Mid-Cap Growth Index Fund

Financial Highlights

Investor Shares
	Six Months	Aug. 24,
	Ended	2006[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$21.78	$20.00
Investment Operations
Net Investment Income	.027	.09
Net Realized and Unrealized Gain (Loss) on Investments	3.047	1.77
Total from Investment Operations	3.074	1.86
Distributions
Dividends from Net Investment Income	(.004)	(.08)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.004)	(.08)
Net Asset Value, End of Period	$24.85	$21.78

Total Return[2]	14.12%	9.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$182	$24
Ratio of Total Expenses to Average Net Assets	0.25%*	0.26%*
Ratio of Net Investment Income to Average Net Assets	0.47%*	1.00%*
Portfolio Turnover Rate[3]	93%*	20%

1  Inception.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

Mid-Cap Growth Index Fund

ETF Shares
	Six Months	Aug. 17,
	Ended	2006[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$55.35	$51.55
Investment Operations
Net Investment Income	.09	.228
Net Realized and Unrealized Gain (Loss) on Investments	7.77	3.783
Total from Investment Operations	7.86	4.011
Distributions
Dividends from Net Investment Income	(.01)	(.211)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.01)	(.211)
Net Asset Value, End of Period	$63.20	$55.35

Total Return	14.20%	7.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$126	$22
Ratio of Total Expenses to Average Net Assets	0.13%*	0.13%*
Ratio of Net Investment Income to Average Net Assets	0.59%*	1.13%*
Portfolio Turnover Rate[2]	93%*	20%

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

Mid-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

Mid-Cap Growth Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2007, the fund had contributed capital of $24,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial-reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2007, the fund realized $3,700,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2006, the fund had available realized losses of $374,000 to offset future net capital gains of $35,000 through December 31, 2014, and $339,000 through December 31, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2007, the cost of investment securities for tax purposes was $293,465,000. Net unrealized appreciation of investment securities for tax purposes was $17,289,000, consisting of unrealized gains of $21,430,000 on securities that had risen in value since their purchase and $4,141,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended June 30, 2007, the fund purchased $346,734,000 of investment securities and sold $103,134,000 of investment securities other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at June 30, 2007, was $1,756,000, for which the fund received cash collateral of $1,966,000.

Mid-Cap Growth Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Inception[1] to
	June 30, 2007		December 31, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	160,627	6,779	25,082	1,165
Issued in Lieu of Cash Distributions	10	—	75	3
Redeemed	(13,354)	(562)	(1,193)	(55)
Net Increase (Decrease)—Investor Shares	147,283	6,217	23,964	1,113
ETF Shares
Issued	121,494	2,000	41,642	800
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(25,484)	(400)	(22,355)	(400)
Net Increase (Decrease)—ETF Shares	96,010	1,600	19,287	400

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on its federal income tax return for open tax year ended December 31, 2006, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

1  Inception was August 24, 2006, for Investor Shares and August 17, 2006, for ETF Shares.

Mid-Cap Value Index Fund

Fund Profile

As of June 30, 2007

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	252	252	4,921
Median Market Cap	$6.6B	$6.6B	$32.6B
Price/Earnings Ratio	18.1x	18.1x	18.2x
Price/Book Ratio	2.1x	2.1x	2.9x
Yield		2.1%	1.7%
Investor Shares	2.0%
ETF Shares	2.1%
Return on Equity	13.7%	13.7%	18.2%
Earnings Growth Rate	13.9%	13.9%	20.7%
Foreign Holdings	1.8%	1.8%	0.0%
Turnover Rate	45%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.25%[3]
ETF Shares	0.13%[3]
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	17%	17%	12%
Consumer Staples	6	6	8
Energy	5	5	10
Financials	34	34	21
Health Care	5	5	11
Industrials	9	9	12
Information Technology	7	7	15
Materials	6	6	4
Telecommunication
Services	3	3	3
Utilities	8	8	4

Ten Largest Holdings[4] (% of total net assets)

Ameriprise Financial, Inc.	asset management
	and custody banks	1.1%
Archstone-Smith Trust
REIT	residential REITs	1.0
United States Steel Corp.	steel	1.0
Host Hotels & Resorts Inc.
REIT	specialized REITs	1.0
El Paso Corp.	oil and gas storage
	and transportation	0.9
Seagate Technology	computer storage
	and peripherals	0.9
Parker Hannifin Corp.	industrial machinery	0.9
Rockwell Automation, Inc.	electrical
	components and
	equipment	0.8
CIT Group, Inc.	specialized finance	0.8
Noble Energy, Inc.	oil and gas
	exploration and
	production	0.8
Top Ten		9.2%

Investment Focus

1  MSCI US Mid Cap Value Index.

2  Dow Jones Wilshire 5000 Index.

3  Annualized.

4  “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

See page 75 for a glossary of investment terms.

Mid-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): August 24, 2006–June 30, 2007

Average Annual Total Returns: Periods Ended June 30, 2007

		Since
	Inception Date	Inception
Investor Shares[2]	8/24/2006	21.13%
ETF Shares	8/17/2006
Market Price		20.59
Net Asset Value		20.56

1  Six months ended June 30, 2007.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000. Note: See Financial Highlights tables on pages 67 and 68 for dividend and capital gains information.

Mid-Cap Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (16.5%)
	Mattel, Inc.	123,878	3,133
	Whirlpool Corp.	24,441	2,718
	Genuine Parts Co.	53,397	2,649
	VF Corp.	28,018	2,566
	Newell Rubbermaid, Inc.	86,863	2,556
	Eastman Kodak Co.	90,519	2,519
	Sherwin-Williams Co.	35,911	2,387
	H & R Block, Inc.	101,550	2,373
*	Wyndham Worldwide Corp.	62,089	2,251
*	IAC/InterActiveCorp	63,006	2,181
*	Expedia, Inc.	69,730	2,042
	Darden Restaurants Inc.	43,164	1,899
	Royal Caribbean Cruises, Ltd.	43,194	1,856
	D. R. Horton, Inc.	89,046	1,775
*	Mohawk Industries, Inc.	17,041	1,718
	Idearc Inc.	45,706	1,615
	BorgWarner, Inc.	18,167	1,563
	Pulte Homes, Inc.	68,602	1,540
	Hasbro, Inc.	47,283	1,485
	Lennar Corp. Class A	40,125	1,467
	Autoliv, Inc.	25,468	1,448
	ServiceMaster Co.	91,719	1,418
	The Stanley Works	23,356	1,418
	Virgin Media Inc.	56,788	1,384
	Washington Post Co. Class B	1,731	1,343
	Leggett & Platt, Inc.	55,663	1,227
	Liz Claiborne, Inc.	32,293	1,205
	Brinker International, Inc.	38,329	1,122
	Wendy’s International, Inc.	29,957	1,101
*	AutoNation, Inc.	48,603	1,091
	^New York Times Co. Class A	42,558	1,081
	Foot Locker, Inc.	49,041	1,069
*	Toll Brothers, Inc.	41,460	1,036
	Jones Apparel Group, Inc.	33,997	960
	KB Home	23,937	942

Mid-Cap Value Index Fund

		Market
		Value•
	Shares	($000)
Brunswick Corp.	28,432	928
Circuit City Stores, Inc.	55,469	836
Family Dollar Stores, Inc.	22,715	780
Dollar General Corp.	34,324	752
Tribune Co.	25,133	739
E.W. Scripps Co. Class A	13,953	638
Centex Corp.	13,101	525
RadioShack Corp.	14,270	473
The McClatchy Co. Class A	17,471	442
Boyd Gaming Corp.	6,189	304
		66,555
Consumer Staples (5.9%)
Bunge Ltd.	37,535	3,172
SuperValu Inc.	65,115	3,016
UST, Inc.	50,335	2,703
Coca-Cola Enterprises, Inc.	83,155	1,996
Tyson Foods, Inc.	81,694	1,882
Molson Coors Brewing Co.
Class B	20,110	1,859
* Constellation Brands, Inc.
Class A	66,342	1,611
The Clorox Co.	23,699	1,472
The Pepsi Bottling Group, Inc.	42,675	1,437
McCormick & Co., Inc.	36,610	1,398
* Smithfield Foods, Inc.	35,633	1,097
Hormel Foods Corp.	23,735	887
PepsiAmericas, Inc.	20,221	497
Dean Foods Co.	14,595	465
Brown-Forman Corp. Class B	5,784	423
		23,915
Energy (5.2%)
El Paso Corp.	222,248	3,829
Noble Energy, Inc.	53,387	3,331
Tesoro Corp.	42,986	2,457
Murphy Oil Corp.	36,194	2,151
Pioneer Natural Resources Co.	38,697	1,885
* Newfield Exploration Co.	40,362	1,838
* Nabors Industries, Inc.	47,185	1,575
Patterson-UTI Energy, Inc.	49,324	1,293
Cimarex Energy Co.	25,963	1,023
Pogo Producing Co.	18,298	929
Rowan Cos., Inc.	12,171	499
		20,810
Financials (34.2%)
Ameriprise Financial, Inc.	67,465	4,289
Archstone-Smith Trust REIT	68,806	4,067
Host Hotels & Resorts Inc.
REIT	170,073	3,932
CIT Group Inc.	62,139	3,407

Mid-Cap Value Index Fund

		Market
		Value•
	Shares	($000)
Avalonbay Communities, Inc.
REIT	24,621	2,927
Ambac Financial Group, Inc.	33,313	2,905
Unum Group	107,339	2,803
Compass Bancshares Inc.	40,512	2,795
Kimco Realty Corp. REIT	70,460	2,682
MBIA, Inc.	42,476	2,643
Zions Bancorp	33,442	2,572
Sovereign Bancorp, Inc.	118,554	2,506
Synovus Financial Corp.	81,612	2,505
Boston Properties, Inc. REIT	23,796	2,430
Plum Creek Timber Co. Inc.
REIT	55,560	2,315
American Capital
Strategies, Ltd.	54,002	2,296
SL Green Realty Corp. REIT	18,312	2,269
Everest Re Group, Ltd.	20,368	2,213
Willis Group Holdings Ltd.	49,258	2,170
Cincinnati Financial Corp.	48,861	2,121
Commerce Bancorp, Inc.	56,134	2,076
Safeco Corp.	33,082	2,060
Torchmark Corp.	30,741	2,060
Hudson City Bancorp, Inc.	166,957	2,040
A.G. Edwards, Inc.	23,560	1,992
Assurant, Inc.	32,868	1,937
The Macerich Co. REIT	22,533	1,857
Health Care Properties
Investors REIT	62,899	1,820
Developers Diversified
Realty Corp. REIT	34,125	1,799
Leucadia National Corp.	50,841	1,792
iStar Financial Inc. REIT	39,659	1,758
Axis Capital Holdings Ltd.	42,299	1,719
W.R. Berkley Corp.	51,346	1,671
People’s United Financial Inc.	94,114	1,669
Janus Capital Group Inc.	59,780	1,664
AMB Property Corp. REIT	30,993	1,649
White Mountains Insurance
Group Inc.	2,704	1,639
Huntington Bancshares Inc.	70,493	1,603
Fidelity National Financial, Inc.
Class A	65,106	1,543
First Horizon National Corp.	39,129	1,526
Apartment Investment &
Management Co.
Class A REIT	30,237	1,525
Regency Centers Corp. REIT	21,594	1,522
Duke Realty Corp. REIT	42,375	1,512
New York Community

Mid-Cap Value Index Fund

			Market
			Value•
		Shares	($000)
	Bancorp, Inc.	87,812	1,495
	MGIC Investment Corp.	26,013	1,479
	^Allied Capital Corp.	47,691	1,477
	Ventas, Inc. REIT	40,659	1,474
	Old Republic
	International Corp.	68,782	1,462
*	Markel Corp.	2,976	1,442
	PartnerRe Ltd.	17,886	1,386
	Radian Group, Inc.	24,915	1,345
	Federal Realty Investment
	Trust REIT	17,326	1,339
	Popular, Inc.	82,980	1,333
	RenaissanceRe Holdings Ltd.	21,476	1,331
	First American Corp.	25,700	1,272
	Associated Banc-Corp.	38,197	1,249
	Liberty Property Trust REIT	28,335	1,245
	The PMI Group Inc.	27,223	1,216
	Hospitality Properties Trust
	REIT	29,170	1,210
	Colonial BancGroup, Inc.	47,488	1,186
	Camden Property Trust REIT	17,706	1,186
	HCC Insurance Holdings, Inc.	34,846	1,164
	UDR, Inc. REIT	42,208	1,110
	Nationwide Financial
	Services, Inc.	17,039	1,077
*	E*TRADE Financial Corp.	47,081	1,040
	TCF Financial Corp.	36,789	1,023
*	Arch Capital Group Ltd.	13,965	1,013
	Protective Life Corp.	20,829	996
	Weingarten Realty Investors
	REIT	24,141	992
*	AmeriCredit Corp.	36,797	977
	City National Corp.	12,650	963
	CapitalSource Inc. REIT	36,397	895
	Erie Indemnity Co. Class A	16,300	881
	Commerce Bancshares, Inc.	18,642	844
	American Financial
	Group, Inc.	22,431	766
	Unitrin, Inc.	14,721	724
	Astoria Financial Corp.	27,737	695
	Transatlantic Holdings, Inc.	8,270	588
	Federated Investors, Inc.	14,811	568
	Mercury General Corp.	8,603	474
	Forest City Enterprise
	Class A	6,710	413
	BOK Financial Corp.	7,362	393
	Student Loan Corp.	1,265	258
			138,261
Health Care (4.9%)

Mid-Cap Value Index Fund

			Market
			Value•
		Shares	($000)
*	Barr Pharmaceuticals Inc.	31,714	1,593
*	King Pharmaceuticals, Inc.	76,600	1,567
*	Triad Hospitals, Inc.	27,688	1,489
	AmerisourceBergen Corp.	29,686	1,469
	Mylan Laboratories, Inc.	76,802	1,397
	Omnicare, Inc.	38,103	1,374
*	Community Health
	Systems, Inc.	29,478	1,192
	Hillenbrand Industries, Inc.	18,318	1,191
	Bausch & Lomb, Inc.	17,042	1,183
*	Invitrogen Corp.	15,075	1,112
*	Charles River
	Laboratories, Inc.	21,003	1,084
*	Watson Pharmaceuticals, Inc.	30,505	992
	Quest Diagnostics, Inc.	18,185	939
	Applera Corp.–Applied
	Biosystems Group	28,963	885
	Health Management
	Associates Class A	76,172	865
	Beckman Coulter, Inc.	12,562	813
*	Hospira, Inc.	17,090	667
			19,812
Industrials (9.2%)
	Parker Hannifin Corp.	36,303	3,554
	Rockwell Automation, Inc.	49,319	3,425
	Dover Corp.	63,976	3,272
	Cooper Industries, Inc.
	Class A	57,184	3,265
	R.R. Donnelley & Sons Co.	67,939	2,956
	Manpower Inc.	26,599	2,453
	Goodrich Corp.	37,323	2,223
	W.W. Grainger, Inc.	22,392	2,084
	Avery Dennison Corp.	30,923	2,056
	Cintas Corp.	45,041	1,776
	SPX Corp.	17,983	1,579
	Oshkosh Truck Corp.	23,198	1,460
*	UAL Corp.	34,889	1,416
*	Allied Waste Industries, Inc.	104,916	1,412
	Pentair, Inc.	29,738	1,147
	Republic Services, Inc.
	Class A	30,345	930
	Pall Corp.	19,180	882
*	US Airways Group Inc.	25,884	784
*	Owens Corning Inc.	16,009	538
			37,212
Information Technology (6.9%)
	Seagate Technology	172,581	3,757
*	Computer Sciences Corp.	53,810	3,183
	Microchip Technology, Inc.	68,085	2,522

Mid-Cap Value Index Fund

			Market
			Value•
		Shares	($000)
	Fidelity National Information
	Services, Inc.	38,638	2,097
*	Flextronics International Ltd.	191,315	2,066
*	LSI Corp.	243,418	1,828
*	Arrow Electronics, Inc.	38,513	1,480
*	Tellabs, Inc.	130,900	1,408
	Intersil Corp.	43,266	1,361
*	Western Digital Corp.	69,947	1,353
*	Cadence Design Systems, Inc.	57,309	1,259
*	Solectron Corp.	284,194	1,046
*	Ingram Micro, Inc. Class A	47,866	1,039
*	Compuware Corp.	66,288	786
	Molex, Inc. Class A	25,192	669
	Jabil Circuit, Inc.	29,958	661
*	Avnet, Inc.	16,332	647
*	Lexmark International, Inc.	10,769	531
	AVX Corp.	16,255	272
			27,965
Materials (6.4%)
	United States Steel Corp.	37,333	4,060
	Lyondell Chemical Co.	70,600	2,621
	Vulcan Materials Co.	19,353	2,217
	Temple-Inland Inc.	32,949	2,027
	MeadWestvaco Corp.	56,708	2,003
*	Domtar Corp.	163,613	1,826
	Celanese Corp. Series A	44,405	1,722
	Eastman Chemical Co.	26,197	1,685
	International Flavors &
	Fragrances, Inc.	25,319	1,320
	Sonoco Products Co.	29,694	1,271
	Sigma-Aldrich Corp.	26,901	1,148
	Ashland, Inc.	17,690	1,131
	Bemis Co., Inc.	32,852	1,090
*	Smurfit-Stone Container Corp.	79,815	1,062
	Steel Dynamics, Inc.	9,942	417
	Huntsman Corp.	15,683	381
			25,981
Telecommunication Services (2.6%)
	Embarq Corp.	46,843	2,968
	Windstream Corp.	150,220	2,217
	CenturyTel, Inc.	34,171	1,676
	Citizens Communications Co.	106,150	1,621
	Telephone &
	Data Systems, Inc.	16,118	1,009
	Telephone &
	Data Systems, Inc.–
	Special Common Shares	16,297	938
			10,429

Mid-Cap Value Index Fund

Market
Value•
Shares	($000)
Utilities (7.9%)
DTE Energy Co.	55,737	2,688
Xcel Energy, Inc.	128,472	2,630
KeySpan Corp.	55,022	2,310
NiSource, Inc.	86,222	1,786
Pepco Holdings, Inc.	60,040	1,693
ONEOK, Inc.	32,855	1,656
CenterPoint Energy Inc.	93,640	1,629
Wisconsin Energy Corp.	36,657	1,621
MDU Resources Group, Inc.	51,089	1,433
Alliant Energy Corp.	36,390	1,414
Northeast Utilities	48,396	1,373
SCANA Corp.	34,680	1,328
*	Reliant Energy, Inc.	48,600	1,310
Energy East Corp.	49,495	1,291
Pinnacle West Capital Corp.	31,324	1,248
Integrys Energy Group, Inc.	23,429	1,189
TECO Energy, Inc.	65,556	1,126
NSTAR	33,470	1,086
DPL Inc.	35,442	1,004
*	Dynegy, Inc.	100,539	949
Equitable Resources, Inc.	18,104	897
31,661
Total Common Stocks
(Cost $393,004)	402,601
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
[2]	Vanguard Market Liquidity
Fund, 5.281%—Note F 1,913,000	1,913

Face
Amount
($000)
U.S. Agency Obligation (0.0%)
3	Federal National
Mortgage Assn.
4	5.211%, 7/3/07	100	100
Total Temporary Cash Investments
(Cost $2,013)	2,013
Total Investments (100.2%)
(Cost $395,017)	404,614
Other Assets and Liabilities (–0.2%)
Other Assets—Note B	2,033
Liabilities—Note F	(2,796)
(763)
Net Assets (100%)	403,851

At June 30, 2007, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	392,452
Undistributed Net Investment Income	3,163
Accumulated Net Realized Losses	(1,354)
Unrealized Appreciation (Depreciation)
Investment Securities	9,597
Futures Contracts	(7)
Net Assets	403,851

Investor Shares—Net Assets
Applicable to 8,337,930 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	200,666
Net Asset Value Per Share—
Investor Shares	$24.07

ETF Shares—Net Assets
Applicable to 3,326,347 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	203,185
Net Asset Value Per Share—
ETF Shares	$61.08

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. See Note F in Notes to Financial Statements.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.3%, respectively, of net assets. See Note D in Notes to Financial Statements.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4  Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

5  See Note D in Notes to Financial Statements for the tax-basis components of net assets. REIT—Real Estate Investment Trust.

Mid-Cap Value Index Fund

Statement of Operations

Six Months Ended
June 30, 2007
($000)
Investment Income
Income
Dividends	3,361
Interest[1]	50
Security Lending	25
Total Income	3,436
Expenses
The Vanguard Group—Note B
Investment Advisory Services	22
Management and Administrative
Investor Shares	94
ETF Shares	26
Marketing and Distribution
Investor Shares	12
ETF Shares	11
Custodian Fees	79
Shareholders’ Reports
Investor Shares	4
ETF Shares	1
Total Expenses	249
Expenses Paid Indirectly—Note C	(1)
Net Expenses	248
Net Investment Income	3,188
Realized Net Gain (Loss)
Investment Securities	5,879
Futures Contracts	(102)
Realized Net Gain (Loss)	5,777
Change in Unrealized Appreciation (Depreciation)
Investment Securities Sold	5,191
Futures Contracts	(7)
Change in Unrealized Appreciation (Depreciation)	5,184
Net Increase (Decrease) in Net Assets Resulting from Operations	14,149

1  Interest income from an affiliated company of the fund was $49,000.

Mid-Cap Value Index Fund

Statement of Changes in Net Assets

		August 17,
	Six Months Ended	2006[1] to
	June 30,	December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,188	622
Realized Net Gain (Loss)	5,777	1,844
Change in Unrealized Appreciation (Depreciation)	5,184	4,406
Net Increase (Decrease) in Net Assets Resulting from Operations	14,149	6,872
Distributions
Net Investment Income
Investor Shares	(21)	(347)
ETF Shares	(20)	(259)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Total Distributions	(41)	(606)
Capital Share Transactions—Note G
Investor Shares	127,614	63,244
ETF Shares	150,662	41,957
Net Increase (Decrease) from Capital Share Transactions	278,276	105,201
Total Increase (Decrease)	292,384	111,467
Net Assets
Beginning of Period	111,467	—
End of Period[2]	403,851	111,467

1  Inception.

2  Net Assets—End of Period includes undistributed (overdistributed) net investment income of $3,163,000 and $16,000.

Mid-Cap Value Index Fund

Financial Highlights

Investor Shares
	Six Months	Aug. 24,
	Ended	2006[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$22.34	$20.00
Investment Operations
Net Investment Income	.184	.14
Net Realized and Unrealized Gain (Loss) on Investments	1.550	2.34
Total from Investment Operations	1.734	2.48
Distributions
Dividends from Net Investment Income	(.004)	(.14)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.004)	(.14)
Net Asset Value, End of Period	$24.07	$22.34

Total Return[2]	7.76%	12.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$201	$65
Ratio of Total Expenses to Average Net Assets	0.25%*	0.26%*
Ratio of Net Investment Income to Average Net Assets	2.40%*	2.50%*
Portfolio Turnover Rate[3]	45%*	16%

1  Inception.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

Mid-Cap Value Index Fund

ETF Shares
	Six Months	Aug. 17,
	Ended	2006[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$56.67	$51.00
Investment Operations
Net Investment Income	.49	.373
Net Realized and Unrealized Gain (Loss) on Investments	3.93	5.661
Total from Investment Operations	4.42	6.034
Distributions
Dividends from Net Investment Income	(.01)	(.364)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.01)	(.364)
Net Asset Value, End of Period	$61.08	$56.67

Total Return	7.80%	11.84%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$203	$46
Ratio of Total Expenses to Average Net Assets	0.13%*	0.13%*
Ratio of Net Investment Income to Average Net Assets	2.52%*	2.63%*
Portfolio Turnover Rate[2]	45%*	16%

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Mid-Cap Value Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2007, the fund had contributed capital of $34,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.03% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2007, custodian fee offset arrangements reduced the fund’s expenses by $1,000.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial-reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2007, the fund realized $7,079,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2006, the fund had available realized losses of $52,000 to offset future net capital gains of $11,000 through December 31, 2014, and $41,000 through December 31, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2007, the cost of investment securities for tax purposes was $395,017,000. Net unrealized appreciation of investment securities for tax purposes was $9,597,000, consisting of unrealized gains of $22,436,000 on securities that had risen in value since their purchase and $12,839,000 in unrealized losses on securities that had fallen in value since their purchase.

Mid-Cap Value Index Fund

At June 30, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
E-Mini S&P MidCap 400 Index	10	904	(7)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the six months ended June 30, 2007, the fund purchased $381,070,000 of investment securities and sold $100,868,000 of investment securities other than temporary cash investments.

F. The market value of securities on loan to broker-dealers at June 30, 2007, was $1,856,000, for which the fund received cash collateral of $1,913,000.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Inception[1] to
	June 30, 2007		December 31, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	151,119	6,405	65,602	3,032
Issued in Lieu of Cash Distributions	23	1	315	14
Redeemed	(23,528)	(992)	(2,673)	(122)
Net Increase (Decrease)—Investor Shares	127,614	5,414	63,244	2,924
ETF Shares
Issued	194,344	3,212	64,453	1,214
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(43,682)	(700)	(22,496)	(400)
Net Increase (Decrease)—ETF Shares	150,662	2,512	41,957	814

H. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on its federal income tax return for open tax year ended December 31, 2006, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

1  Inception was August 24, 2006, for Investor Shares and August 17, 2006, for ETF Shares.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples, for the funds and share classes of funds that have at least six months of operating history, are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on page 73 illustrate your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table on the next page are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2007[1]
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
U.S. Stock Index Fund	12/31/2006	6/30/2007	Period[2]
Based on Actual Fund Return
Extended Market
Investor Shares	$1,000.00	$1,096.10	$1.25
Admiral Shares	1,000.00	1,096.88	0.47
Signal Shares	1,000.00	1,096.76	0.47
Institutional Shares	1,000.00	1,097.12	0.31
ETF Shares	1,000.00	1,097.03	0.42
Mid-Cap Index
Investor Shares	$1,000.00	$1,108.46	$1.10
Admiral Shares	1,000.00	1,109.39	0.58
Institutional Shares	1,000.00	1,109.70	0.37
ETF Shares	1,000.00	1,109.38	0.68
Mid-Cap Growth Index
Investor Shares	$1,000.00	$1,141.15	$1.33
ETF Shares	1,000.00	1,142.02	0.69
Mid-Cap Value Index
Investor Shares	$1,000.00	$1,077.62	$1.29
ETF Shares	1,000.00	1,078.00	0.67
Based on Hypothetical 5% Yearly Return
Extended Market
Investor Shares	$1,000.00	$1,023.60	$1.20
Admiral Shares	1,000.00	1,024.35	0.45
Signal Shares	1,000.00	1,024.35	0.45
Institutional Shares	1,000.00	1,024.50	0.30
ETF Shares	1,000.00	1,024.40	0.40
Mid-Cap Index
Investor Shares	$1,000.00	$1,023.75	$1.05
Admiral Shares	1,000.00	1,024.25	0.55
Institutional Shares	1,000.00	1,024.45	0.35
ETF Shares	1,000.00	1,024.15	0.65
Mid-Cap Growth Index
Investor Shares	$1,000.00	$1,023.55	$1.25
ETF Shares	1,000.00	1,024.15	0.65
Mid-Cap Value Index
Investor Shares	$1,000.00	$1,023.55	$1.25
ETF Shares	1,000.00	1,024.15	0.65

1  This table does not include data for the share class of funds with fewer than six months of history.

2  The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: 0.24% for the Extended Market Index Fund Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.06% for Institutional Shares, and 0.08% for ETF Shares; 0.21% for the Mid-Cap Index Fund Investor Shares, 0.11% for Admiral Shares, 0.07% for Institutional Shares, and 0.13% for ETF Shares; 0.25% for the Mid-Cap Growth Index Fund Investor Shares, and 0.13% for ETF Shares; 0.25% for the Mid-Cap Value Index Fund Investor Shares, and 0.13% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Extended Market Index Fund, Mid-Cap Index Fund, Mid-Cap Growth Index Fund, and Mid-Cap Value Index Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both short- and long-term periods, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Mr. Sauter has led the Quantitative Equity Group since 1987. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of their target benchmarks and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found on the Performance Summary pages of this report.

Cost

The board concluded that the funds’ expense ratios were far below the average expense ratios charged by funds in their respective peer groups. The board noted that the funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group.
Chief Executive Officer
147 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
147 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer
Trustee since December 2001[2]	of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council;
147 Vanguard Funds Overseen	Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005;
Trustee of Drexel University and of the Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
147 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
147 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean, Director of Faculty
147 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) since 2003; Chair of the Investment Committee of
HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
147 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
147 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
147 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997–2006).

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
147 Vanguard Funds Overseen

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1  Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Signal, Connect with Vanguard,
Vanguard.com, and the ship logo are trademarks of
Direct Investor Account Services > 800-662-2739
The Vanguard Group, Inc.
Institutional Investor Services > 800-523-1036
All other marks are the exclusive property of their
Text Telephone for People	respective owners.
With Hearing Impairment > 800-952-3335
All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
This material may be used in conjunction	guidelines by visiting our website, www.vanguard.com,
with the offering of shares of any Vanguard	and searching for “proxy voting guidelines,” or by calling
fund only if preceded or accompanied by	Vanguard at 800-662-2739. They are also available from
the fund’s current prospectus.	the SEC’s website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com
or www.sec.gov.

The funds or securities referred to herein are not
sponsored, endorsed, or promoted by MSCI, and
MSCI bears no liability with respect to any such funds
or securities. For any such funds or securities, the
prospectus or the Statement of Additional Information
contains a more detailed description of the limited	You can review and copy information about your fund
relationship MSCI has with The Vanguard Group and	at the SEC’s Public Reference Room in Washington, D.C.
any related funds.	To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2007 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q982 082007

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2007
			Market
			Value
		Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (14.9%)
*	Las Vegas Sands Corp.	605,686	46,268
*	MGM Mirage, Inc.	545,969	45,032
*	EchoStar Communications Corp. Class A	899,080	38,993
*	Liberty Global, Inc. Series C	925,757	36,382
*	Cablevision Systems NY Group Class A	1,002,132	36,267
*	Liberty Global, Inc. Class A	754,770	30,976
*	Discovery Holding Co. Class A	1,225,445	28,173
*	GameStop Corp. Class A	667,000	26,080
*	CarMax, Inc.	939,615	23,960
*	Mohawk Industries, Inc.	235,659	23,752
*	Expedia, Inc.	783,026	22,935
	Idearc Inc.	642,222	22,690
	American Eagle Outfitters, Inc.	862,549	22,133
	BorgWarner, Inc.	253,932	21,848
	Lamar Advertising Co. Class A	326,674	20,502
	ServiceMaster Co.	1,273,118	19,682
	Wynn Resorts Ltd.	218,794	19,624
*	Dollar Tree Stores, Inc.	449,289	19,567
	PetSmart, Inc.	595,164	19,313
*	^ Sirius Satellite Radio, Inc.	6,375,205	19,253
*	Penn National Gaming, Inc.	318,237	19,123
	Washington Post Co. Class B	24,613	19,102
	Advance Auto Parts, Inc.	468,992	19,008
	Ross Stores, Inc.	611,302	18,828
*	Chico’s FAS, Inc.	769,575	18,731
	Royal Caribbean Cruises, Ltd.	428,596	18,421
*	O’Reilly Automotive, Inc.	498,729	18,229
	Station Casinos, Inc.	203,145	17,633
*	R.H. Donnelley Corp.	228,152	17,289
*	ITT Educational Services, Inc.	140,263	16,464
	Service Corp. International	1,285,273	16,426
	Williams-Sonoma, Inc.	484,306	15,294
	Foot Locker, Inc.	676,783	14,754
	Phillips-Van Heusen Corp.	242,796	14,706
	Brinker International, Inc.	497,089	14,550
*	NVR, Inc.	20,877	14,191
*	Career Education Corp.	415,890	14,045
*	XM Satellite Radio Holdings, Inc.	1,192,601	14,037
*	Laureate Education Inc.	225,690	13,916
*	Toll Brothers, Inc.	555,938	13,887
	Saks Inc.	621,636	13,272
*	^ Crocs, Inc.	294,098	12,655
	Gentex Corp.	624,465	12,296
*	Lear Corp.	335,116	11,933
*	Urban Outfitters, Inc.	492,465	11,834
	Men’s Wearhouse, Inc.	231,433	11,819
	Sotheby’s	251,615	11,579
*	Hanesbrands Inc.	422,045	11,408
*	Jarden Corp.	244,842	10,531
*	^ Scientific Games Corp.	298,485	10,432
*	Getty Images, Inc.	215,121	10,285
*	AnnTaylor Stores Corp.	283,639	10,046
*	Dick’s Sporting Goods, Inc.	172,699	10,046

1

			Market
			Value
		Shares	($000)
*	Jack in the Box Inc.	136,948	9,715
*	Gaylord Entertainment Co.	179,057	9,605
*	Aeropostale, Inc.	226,754	9,451
	John Wiley & Sons Class A	193,549	9,346
*	^ Nutri/System Inc.	132,958	9,286
	Boyd Gaming Corp.	187,151	9,206
*	Payless ShoeSource, Inc.	289,996	9,149
	Guess ?, Inc.	187,359	9,001
	DeVry, Inc.	262,821	8,941
	Barnes & Noble, Inc.	224,752	8,646
	^ Polaris Industries, Inc.	157,992	8,557
	^ Pool Corp.	216,702	8,458
*	Vail Resorts Inc.	137,011	8,340
	International Speedway Corp.	157,415	8,297
	Strayer Education, Inc.	62,541	8,237
	Weight Watchers International, Inc.	158,759	8,071
*	Rent-A-Center, Inc.	307,430	8,064
	Belo Corp. Class A	387,879	7,986
*	The Warnaco Group, Inc.	202,764	7,977
	Applebee’s International, Inc.	326,138	7,860
*	Tractor Supply Co.	150,124	7,814
*	Guitar Center, Inc.	129,729	7,759
	Tupperware Brands Corp.	268,584	7,719
*	The Cheesecake Factory Inc.	314,628	7,715
*	Quiksilver, Inc.	534,837	7,557
	MDC Holdings, Inc.	154,595	7,476
	Cooper Tire & Rubber Co.	269,559	7,445
	Regis Corp.	194,045	7,422
*	Pinnacle Entertainment, Inc.	260,924	7,345
*	^ Charter Communications, Inc.	1,801,355	7,295
*	Life Time Fitness, Inc.	136,144	7,247
*	Tenneco Automotive, Inc.	203,316	7,124
	American Greetings Corp. Class A	249,029	7,055
	ArvinMeritor, Inc.	312,220	6,931
	Thor Industries, Inc.	153,366	6,923
	Ryland Group, Inc.	184,088	6,879
	Arbitron Inc.	132,109	6,808
*	Pacific Sunwear of California, Inc.	308,490	6,787
	Wolverine World Wide, Inc.	243,999	6,761
*	Marvel Entertainment, Inc.	264,734	6,745
*	Sonic Corp.	304,868	6,744
*	Live Nation, Inc.	288,923	6,466
*	Panera Bread Co.	139,530	6,427
	Ruby Tuesday, Inc.	239,402	6,303
*	Tween Brands, Inc.	140,544	6,268
*	Coldwater Creek Inc.	267,210	6,207
	Aaron Rents, Inc.	211,995	6,190
*	Corinthian Colleges, Inc.	378,887	6,172
*	Bally Technologies Inc.	232,611	6,146
*	Charming Shoppes, Inc.	559,597	6,060
	Matthews International Corp.	138,120	6,023
*	Fossil, Inc.	199,511	5,884
	American Axle & Manufacturing Holdings, Inc.	197,203	5,841
	Bob Evans Farms, Inc.	156,378	5,763
*	Carter’s, Inc.	222,008	5,759

2

			Market
			Value
		Shares	($000)
	CKE Restaurants Inc.	286,683	5,754
	Choice Hotels International, Inc.	144,965	5,729
*	Timberland Co.	221,923	5,590
*	Iconix Brand Group Inc.	246,343	5,474
*	TRW Automotive Holdings Corp.	147,920	5,448
*	DreamWorks Animation SKG, Inc.	188,653	5,441
*	The Gymboree Corp.	137,210	5,407
*	Gemstar-TV Guide International, Inc.	1,085,919	5,343
	Harte-Hanks, Inc.	206,761	5,310
	Regal Entertainment Group Class A	241,387	5,294
*	The Children’s Place Retail Stores, Inc.	102,002	5,267
*	Genesco, Inc.	99,331	5,196
*	^ Netflix.com, Inc.	265,512	5,148
	Citadel Broadcasting Corp.	793,029	5,115
*	Zale Corp.	214,190	5,100
	Catalina Marketing Corp.	161,407	5,084
*	CEC Entertainment Inc.	142,542	5,017
	Borders Group, Inc.	262,118	4,996
	Standard Pacific Corp.	283,151	4,964
*	LKQ Corp.	198,731	4,901
*	Deckers Outdoor Corp.	48,325	4,876
*	J. Crew Group, Inc.	88,969	4,812
	The Pep Boys (Manny, Moe & Jack)	238,269	4,804
	Callaway Golf Co.	268,209	4,777
	Ethan Allen Interiors, Inc.	136,953	4,691
	Brown Shoe Co., Inc.	192,392	4,679
*	WMS Industries, Inc.	159,396	4,600
	CBRL Group, Inc.	108,054	4,590
*	Visteon Corp.	566,651	4,590
*	Bright Horizons Family Solutions, Inc.	115,450	4,492
*	Clear Channel Outdoor Holdings, Inc. Class A	155,796	4,415
	Group 1 Automotive, Inc.	107,095	4,320
	Interactive Data Corp.	159,802	4,279
	Lee Enterprises, Inc.	203,025	4,235
	^ Beazer Homes USA, Inc.	171,216	4,224
*	The Dress Barn, Inc.	202,995	4,165
*	Scholastic Corp.	114,296	4,108
	Winnebago Industries, Inc.	138,115	4,077
	Stage Stores, Inc.	194,118	4,069
	Columbia Sportswear Co.	58,753	4,035
	Jackson Hewitt Tax Service Inc.	142,561	4,007
	^ The McClatchy Co. Class A	157,849	3,995
*	^ P.F. Chang’s China Bistro, Inc.	113,464	3,994
	Ameristar Casinos, Inc.	113,115	3,930
	United Auto Group, Inc.	182,499	3,885
	Sonic Automotive, Inc.	133,922	3,880
*	Coinstar, Inc.	122,796	3,866
*	Hibbett Sports Inc.	139,245	3,813
	Triarc Cos., Inc. Class B	240,503	3,776
	Sally Beauty Co. Inc.	415,499	3,739
*	RC2 Corp.	92,822	3,714
	IHOP Corp.	66,983	3,646
	Stewart Enterprises, Inc. Class A	467,601	3,643
*	^ Blockbuster Inc. Class A	842,747	3,632
*	Valassis Communications, Inc.	211,293	3,632

3

			Market
			Value
		Shares	($000)
*	Rare Hospitality International Inc.	135,658	3,632
*	^ Blue Nile Inc.	60,067	3,628
*	Select Comfort Corp.	220,470	3,576
*	^ Under Armour, Inc.	78,139	3,567
	Oakley, Inc.	125,562	3,566
*	CSK Auto Corp.	193,554	3,561
*	National CineMedia Inc.	126,361	3,539
*	Skechers U.S.A., Inc.	119,202	3,481
*	JAKKS Pacific, Inc.	123,573	3,477
	Media General, Inc. Class A	99,737	3,318
	^ Talbots Inc.	132,477	3,316
	Ambassadors Group, Inc.	93,141	3,309
	K-Swiss, Inc.	116,564	3,302
*	^ Champion Enterprises, Inc.	335,600	3,299
*	Entravision Communications Corp.	315,633	3,292
	Modine Manufacturing Co.	145,029	3,278
	Pier 1 Imports Inc.	386,054	3,278
*	K2 Inc.	215,728	3,277
*	Cabela’s Inc.	147,920	3,273
	Sealy Corp.	197,878	3,269
*	Jos. A. Bank Clothiers, Inc.	78,741	3,265
	The Stride Rite Corp.	161,096	3,264
	Speedway Motorsports, Inc.	80,060	3,201
*	LodgeNet Entertainment Corp.	99,563	3,192
*	CKX, Inc.	230,040	3,179
	Kellwood Co.	112,925	3,175
	Domino’s Pizza, Inc.	172,629	3,154
*	Aftermarket Technology Corp.	105,944	3,144
	Tempur-Pedic International Inc.	120,776	3,128
	RCN Corp.	165,746	3,114
	Entercom Communications Corp.	125,052	3,113
*	Papa John’s International, Inc.	107,809	3,101
*	Pre-Paid Legal Services, Inc.	48,033	3,089
*	Jo-Ann Stores, Inc.	108,306	3,079
	Cato Corp. Class A	139,815	3,068
	Steven Madden, Ltd.	93,325	3,057
	Furniture Brands International Inc.	214,522	3,046
*	Texas Roadhouse, Inc.	236,814	3,029
*	Keystone Automotive Industries, Inc.	73,126	3,025
*	Charlotte Russe Holding Inc.	112,582	3,025
	Oxford Industries, Inc.	67,914	3,011
*	Red Robin Gourmet Burgers, Inc.	74,083	2,991
	Blyth, Inc.	112,161	2,981
	Hearst-Argyle Television Inc.	121,229	2,922
*	INVESTools Inc.	290,816	2,897
	The Buckle, Inc.	73,059	2,879
*	99 Cents Only Stores	218,126	2,860
*	Mediacom Communications Corp.	292,596	2,835
	Christopher & Banks Corp.	165,074	2,831
*	GSI Commerce, Inc.	123,459	2,804
*	Drew Industries, Inc.	83,814	2,778
*	^ WCI Communities, Inc.	164,223	2,739
*	Buffalo Wild Wings Inc.	64,928	2,700
	Warner Music Group Corp.	186,090	2,689
*	^ Hovnanian Enterprises Inc. Class A	162,510	2,686

4

			Market
			Value
		Shares	($000)
*	Priceline.com, Inc.	38,988	2,680
*	^ Shuffle Master, Inc.	161,446	2,680
*	California Pizza Kitchen, Inc.	124,592	2,676
*	^ Meritage Corp.	98,021	2,622
	^ La-Z-Boy Inc.	227,938	2,612
	Fred’s, Inc.	194,587	2,604
*	^ Krispy Kreme Doughnuts, Inc.	277,567	2,570
*	Universal Technical Institute Inc.	101,226	2,570
	Landry’s Restaurants, Inc.	84,451	2,555
*	Volcom, Inc.	50,909	2,552
*	Vertrue Inc.	52,146	2,544
*	Fleetwood Enterprises, Inc.	280,532	2,539
*	TiVo Inc.	438,051	2,536
	Movado Group, Inc.	73,182	2,469
	Kimball International, Inc. Class B	175,517	2,459
	Spartan Motors, Inc.	142,888	2,432
	Burger King Holdings Inc.	90,651	2,388
	UniFirst Corp.	53,240	2,345
*	^ Avatar Holding, Inc.	30,402	2,339
	Churchill Downs, Inc.	44,409	2,326
*	^ Six Flags, Inc.	379,342	2,310
*	Lin TV Corp.	121,662	2,288
*	Denny’s Corp.	508,971	2,265
	CPI Corp.	31,619	2,198
*	Hot Topic, Inc.	198,640	2,159
*	Morgans Hotel Group	87,823	2,141
	Big 5 Sporting Goods Corp.	81,885	2,088
	Westwood One, Inc.	289,620	2,082
*	Chipotle Mexican Grill, Inc. Class B	26,200	2,060
	The Marcus Corp.	86,043	2,044
	Sauer-Danfoss, Inc.	68,509	2,039
	Journal Communications, Inc.	156,187	2,032
*	The Wet Seal, Inc. Class A	337,169	2,026
	Asbury Automotive Group, Inc.	80,928	2,019
	^ Superior Industries International, Inc.	92,463	2,012
	^ Martha Stewart Living Omnimedia, Inc.	116,320	2,001
	^ Brookfield Homes Corp.	68,081	1,980
*	AFC Enterprises, Inc.	114,533	1,980
*	Steak n Shake Co.	116,376	1,942
*	PRIMEDIA Inc.	676,476	1,928
*	Exide Technologies	205,993	1,916
*	Cox Radio, Inc.	134,342	1,913
	Nautilus Inc.	158,052	1,903
*	^ Zumiez Inc.	50,296	1,900
*	^ Build-A-Bear-Workshop, Inc.	72,189	1,887
*	MTR Gaming Group Inc.	122,201	1,882
*	Hayes Lemmerz International, Inc.	351,534	1,881
	World Wrestling Entertainment, Inc.	113,982	1,823
	Building Materials Holding Corp.	128,078	1,817
*	Maidenform Brands, Inc.	91,200	1,811
*	Peet’s Coffee & Tea Inc.	73,483	1,810
	Monaco Coach Corp.	125,589	1,802
*	^ Isle of Capri Casinos, Inc.	73,630	1,764
	Finish Line, Inc.	192,603	1,755
*	Universal Electronics, Inc.	48,255	1,753

5

			Market
			Value
		Shares	($000)
*	Midas Inc.	75,997	1,723
	Tuesday Morning Corp.	138,204	1,708
	Lithia Motors, Inc.	67,233	1,704
	Bon-Ton Stores, Inc.	41,606	1,667
*	^ True Religion Apparel, Inc.	79,135	1,609
	Sun-Times Media Group, Inc.	306,261	1,608
*	Morningstar, Inc.	34,139	1,605
	bebe stores, inc.	100,016	1,601
	O’Charley’s Inc.	79,089	1,594
*	Great Wolf Resorts, Inc.	111,742	1,592
*	Cinemark Holdings Inc.	88,500	1,583
*	Perry Ellis International Corp.	49,208	1,583
*	^ Jamba Inc.	172,150	1,573
*	Famous Dave’s of America, Inc.	70,518	1,571
*	1-800-FLOWERS.COM, Inc.	166,335	1,569
	Cherokee Inc.	42,701	1,560
	Libbey, Inc.	72,084	1,555
*	Knology, Inc.	86,975	1,511
*	GenTek, Inc.	42,894	1,511
*	A.C. Moore Arts & Crafts, Inc.	76,656	1,503
	Steinway Musical Instruments Inc.	43,442	1,503
	Monro Muffler Brake, Inc.	39,797	1,490
	Kenneth Cole Productions, Inc.	60,324	1,490
	Gray Television, Inc.	160,479	1,488
*	Bluegreen Corp.	126,458	1,478
*	Casual Male Retail Group, Inc.	145,726	1,472
*	Retail Ventures, Inc.	90,164	1,454
	FTD Group, Inc.	78,941	1,453
*	^ DSW Inc. Class A	41,228	1,436
*	MarineMax, Inc.	71,631	1,434
	Stein Mart, Inc.	116,658	1,430
	Emmis Communications, Inc.	155,209	1,429
*	Sturm, Ruger & Co., Inc.	91,712	1,423
*	^ Trump Entertainment Resorts, Inc.	111,347	1,397
	^ Ambassadors International, Inc.	41,893	1,393
*	Monarch Casino & Resort, Inc.	51,748	1,389
	National Presto Industries, Inc.	22,107	1,378
	M/I Homes, Inc.	51,738	1,376
	Courier Corp.	33,101	1,324
*	^ Smith & Wesson Holding Corp.	78,798	1,320
*	^ Leapfrog Enterprises, Inc.	128,491	1,317
*	ValueVision Media, Inc.	115,257	1,305
*	1-800 Contacts, Inc.	55,347	1,298
	CSS Industries, Inc.	32,648	1,293
*	BJ’s Restaurants Inc.	64,585	1,275
*	Multimedia Games Inc.	99,020	1,263
	Stanley Furniture Co., Inc.	61,417	1,262
*	Audiovox Corp.	97,002	1,258
	^ Systemax Inc.	60,419	1,257
*	^ Premier Exhibitions Inc.	78,868	1,243
*	Amerigon Inc.	68,143	1,226
	Sinclair Broadcast Group, Inc.	85,796	1,220
*	Russ Berrie and Co., Inc.	65,294	1,216
*	^ Chipotle Mexican Grill, Inc.	14,070	1,200
*	Nexstar Broadcasting Group, Inc.	89,889	1,181

6

			Market
			Value
		Shares	($000)
*	Eddie Bauer Holding, Inc.	90,138	1,158
	Deb Shops, Inc.	41,848	1,157
*	Lodgian, Inc.	76,800	1,154
*	Fisher Communications, Inc.	22,348	1,135
*	4Kids Entertainment Inc.	75,125	1,127
*	Stamps.com Inc.	81,413	1,122
*	Rocky Brands Inc	60,448	1,119
*	Rentrak Corp.	74,854	1,109
*	Benihana Inc. Class A	54,980	1,100
*	PC Mall, Inc.	89,893	1,099
*	^ Crown Media Holdings, Inc.	151,807	1,093
*	^ Overstock.com, Inc.	59,633	1,089
	Dover Downs Gaming & Entertainment, Inc.	72,482	1,088
*	^ Progressive Gaming International Corp.	185,288	1,088
*	Ruth’s Chris Steak House	62,196	1,057
*	Gaiam, Inc.	57,509	1,048
*	Radio One, Inc. Class D	147,500	1,041
	Dover Motorsports, Inc.	171,137	1,037
	Noble International, Ltd.	50,030	1,023
*	^ Empire Resorts Inc.	139,835	1,017
*	^ Raser Technologies, Inc.	136,042	1,005
*	PetMed Express, Inc.	77,973	1,001
*	Image Entertainment, Inc.	229,797	997
*	Riviera Holdings Corp.	27,400	996
*	Luby’s, Inc.	102,939	994
	Arctic Cat, Inc.	50,072	991
*	^ Palm Harbor Homes, Inc.	69,938	990
*	Shoe Carnival, Inc.	35,991	989
*	^ Cumulus Media Inc.	105,175	983
*	McCormick & Schmick’s Seafood Restaurants, Inc.	36,973	959
*	Citi Trends Inc.	25,098	953
*	Lenox Group, Inc.	134,307	944
*	Friendly Ice Cream Corp.	62,115	942
*	DG FastChannel Inc.	46,145	940
*	^ Syntax-Brillian Corp.	188,677	928
	Marine Products Corp.	112,446	925
*	Nobel Learning Communities, Inc.	63,095	920
*	The Smith & Wollensky Restaurant Group, Inc.	84,635	919
	Books-a-Million Inc.	53,904	913
*	New York & Co., Inc.	82,799	907
*	Source Interlink Cos., Inc.	180,748	900
*	Design Within Reach Inc.	150,544	896
	^ Carmike Cinemas, Inc.	40,752	895
*	Mothers Work, Inc.	28,220	882
*	Insignia Systems, Inc.	209,749	875
*	Virco Manufacturing Corp.	132,131	869
*	^ Restoration Hardware, Inc.	153,122	854
*	^ Lakes Entertainment, Inc.	72,076	851
*	E. Gottschalk & Co., Inc.	71,591	851
*	Cavco Industries, Inc.	22,478	843
*	^ Cost Plus, Inc.	98,114	832
*	Hartmarx Corp.	103,309	823
*	^ Century Casinos, Inc.	91,400	822
	Bassett Furniture Industries, Inc.	59,383	811
*	Interstate Hotels & Resorts, Inc.	153,981	804

7

			Market
			Value
		Shares	($000)
	^ Lifetime Brands, Inc.	39,254	803
*	Radio One, Inc.	112,893	798
*	Triple Crown Media, Inc.	84,666	789
*	Harris Interactive Inc.	146,880	786
	Frisch’s Restaurants, Inc.	25,701	785
*	Dorman Products, Inc.	56,056	775
	Haverty Furniture Cos., Inc.	66,379	775
	GateHouse Media, Inc.	41,000	761
*	^ Home Solutions of America	126,529	757
*	Audible, Inc.	74,175	748
*	Culp, Inc.	82,428	743
*	Playboy Enterprises, Inc. Class B	65,247	739
	Delta Apparel, Inc.	40,646	738
*	^ Conn’s, Inc.	25,788	737
*	Saga Communications, Inc.	74,862	734
	Triarc Cos., Inc. Class A	45,566	723
	Journal Register Co.	160,974	721
	Craftmade International, Inc.	42,086	720
	Beasley Broadcast Group, Inc.	79,767	710
*	drugstore.com, Inc.	261,637	704
*	^ Sharper Image Corp.	61,711	703
*	Core-Mark Holding Co., Inc.	19,471	701
*	Strattec Security Corp.	14,793	695
*	Innovo Group Inc.	389,951	694
	Skyline Corp.	23,087	693
	Coachmen Industries, Inc.	71,008	686
*	Directed Electronics Inc.	77,039	681
*	Cache, Inc.	50,441	669
*	West Marine, Inc.	48,185	663
*	Young Broadcasting Inc.	177,795	656
	Shiloh Industries, Inc.	53,686	654
	Levitt Corp. Class A	68,801	649
*	Syms Corp.	31,990	631
	^ Handleman Co.	100,922	629
*	Stoneridge, Inc.	50,116	618
*	Hollywood Media Corp.	140,824	614
*	^ Cosi, Inc.	134,134	612
	Salem Communications Corp.	54,562	605
*	Trans World Entertainment Corp.	129,507	601
*	Franklin Covey Co.	76,611	601
	Escalade, Inc.	63,896	597
*	Outdoor Channel Holdings Inc.	52,465	591
*	^ E Com Ventures, Inc.	25,735	586
	^ Charles & Colvard Ltd.	117,986	584
*	^ America’s Car-Mart, Inc.	42,864	583
*	Tandy Leather Factory, Inc.	80,805	582
*	G-III Apparel Group, Ltd.	36,762	580
*	Regent Communications, Inc.	172,369	577
*	^ InfoSonics Corp.	184,664	567
*	Unifi, Inc.	216,059	566
*	Benihana Inc.	27,540	553
*	Spanish Broadcasting System, Inc.	128,418	552
	Weyco Group, Inc.	20,239	545
*	^ WorldSpace, Inc. Class A	112,041	541
	Collectors Universe, Inc.	35,093	537

8

			Market
			Value
		Shares	($000)
*	Rubio’s Restaurants, Inc.	51,526	522
	Standard Motor Products, Inc.	34,204	514
	Hooker Furniture Corp.	22,643	508
*	^ Heelys Inc.	19,101	494
	Gaming Partners International	35,178	490
*	^ Nitches Inc.	136,011	488
*	^ Bakers Footwear Group Inc.	67,036	485
	Traffix, Inc.	86,153	474
*	^ Big Dog Holdings, Inc.	28,663	463
*	^ Forward Industries, Inc.	139,288	462
*	^ Tarragon Corp.	52,319	443
*	Hawk Corp. Class A	32,143	439
	Flexsteel Industries, Inc.	30,207	438
	Nobility Homes, Inc.	20,807	438
*	^ iRobot Corp.	21,817	433
*	Meade Instruments Corp.	194,287	425
	^ Orleans Homebuilders, Inc.	50,004	423
	Coinmach Service Corp. Class A	31,700	419
	J. Alexander’s Corp.	28,700	416
	California Coastal Communities, Inc.	24,348	412
*	^ Rockford Corp.	168,328	393
	Celebrate Express, Inc.	42,578	385
	ARK Restaurants Corp.	10,403	385
*	Carrols Restaurant Group Inc.	25,100	383
*	Proliance International Inc.	120,184	373
	^ TOUSA, Inc.	85,094	357
*	Fairchild Corp.	153,570	341
*	^ Quantum Fuel Systems Technologies Worldwide, Inc.	218,272	341
*	Capella Education Co.	7,262	334
	Liberty Homes, Inc. Class A	83,500	334
*	RedEnvelope, Inc.	49,903	330
*	^ Navarre Corp.	83,707	326
*	Buca, Inc.	92,844	325
*	Ashworth, Inc.	46,356	324
*	Red Lion Hotels Corp.	25,000	321
*	Kirkland’s, Inc.	83,155	317
*	Wilsons The Leather Experts Inc.	167,882	309
*	Pomeroy IT Solutions, Inc.	31,508	308
*	NTN Communications, Inc.	273,189	284
*	The Dixie Group, Inc.	22,460	281
*	Franklin Electronic Publishers, Inc.	109,361	273
*	Morton’s Restaurant Group Inc.	15,060	273
*	Emerson Radio Corp.	90,651	272
*	United Retail Group, Inc.	23,208	270
*	Playboy Enterprises, Inc. Class A	22,850	266
*	Town Sports International Holdings, Inc.	13,678	264
*	Duckwall-ALCO Stores, Inc.	6,617	247
*	^ Bluefly, Inc.	248,635	246
*	^ Gander Mountain Co.	21,005	238
*	^ WPT Enterprises Inc.	57,727	236
*	Youbet.com, Inc.	94,241	230
*	Alloy, Inc.	22,775	228
*	REX Stores Corp.	11,308	224
*	^ Movie Gallery, Inc.	108,128	205
*	Quaker Fabric Corp.	179,891	205

9

			Market
			Value
		Shares	($000)
*	CoActive Marketing Group, Inc.	73,899	195
*	The Princeton Review, Inc.	40,078	192
*	^ Salton, Inc.	99,271	186
*	Shoe Pavilion, Inc.	61,918	183
*	Golfsmith International Holdings, Inc.	22,800	158
	Acme Communications, Inc.	30,557	153
	Superior Uniform Group, Inc.	11,346	148
*	Johnson Outdoors Inc.	7,174	145
*	Concord Camera Corp.	31,684	144
*	^ Comstock Homebuilding Cos., Inc.	52,058	143
*	Carriage Services, Inc.	16,700	138
*	^ Caribou Coffee Co.	18,946	133
*	Hallwood Group Inc.	1,600	126
*	SPEEDUS Corp.	160,466	124
*	Mestek, Inc.	8,354	120
	ILX Resorts Inc.	12,300	120
	Aldila, Inc.	7,462	115
*	Lincoln Educational Services	7,135	106
*	DXP Enterprises Inc	2,480	106
*	Cavalier Homes, Inc.	21,100	103
*	Max & Erma’s Restaurant, Inc.	11,405	102
*	Bombay Co.	216,215	97
*	Shutterfly, Inc.	4,400	95
*	EVCI Career Colleges Holding Corp.	107,751	93
*	^ Amerityre Corp.	18,733	81
*	^ Dominion Homes, Inc.	13,423	62
*	Diedrich Coffee, Inc.	13,950	59
	Aaron Rents, Inc. Class A	2,025	53
	McRae Industries, Inc.	3,280	47
*	Finlay Enterprises, Inc.	8,246	44
*	AMS Health Sciences, Inc.	41,000	18
*	Fedders Corp.	59,507	15
*	Silverleaf Resorts, Inc.	2,100	12
*	ACT Teleconferencing, Inc.	149,516	12
*	SPAR Group, Inc.	6,650	8
*	Singing Machine Co., Inc.	6,000	4
*	^ Gadzooks, Inc.	92,160	—
			2,169,081
Consumer Staples (2.8%)
	Bunge Ltd.	527,658	44,587
*	Energizer Holdings, Inc.	247,245	24,626
*	Smithfield Foods, Inc.	521,312	16,051
	J.M. Smucker Co.	247,918	15,782
*	Rite Aid Corp.	2,364,607	15,086
	Corn Products International, Inc.	325,865	14,811
	Church & Dwight, Inc.	287,974	13,955
	Hormel Foods Corp.	319,259	11,924
*	Hansen Natural Corp.	264,366	11,362
	Del Monte Foods Co.	882,071	10,726
*	NBTY, Inc.	247,351	10,686
*	BJ’s Wholesale Club, Inc.	281,074	10,127
	Alberto-Culver Co.	359,201	8,520
	Flowers Foods, Inc.	228,408	7,620
	Universal Corp. (VA)	114,046	6,948
	Pilgrim’s Pride Corp.	179,296	6,844

10

			Market
			Value
		Shares	($000)
	Longs Drug Stores, Inc.	126,434	6,640
	PepsiAmericas, Inc.	263,762	6,478
*	Ralcorp Holdings, Inc.	119,013	6,361
	Casey’s General Stores, Inc.	220,899	6,022
*	Chattem, Inc.	83,108	5,267
*	Performance Food Group Co.	155,505	5,052
*	United Natural Foods, Inc.	187,159	4,975
*	Hain Celestial Group, Inc.	175,222	4,756
	Ruddick Corp.	157,376	4,740
*	The Pantry, Inc.	100,040	4,612
	Lancaster Colony Corp.	102,208	4,281
	^ Vector Group Ltd.	174,791	3,938
	Nu Skin Enterprises, Inc.	235,909	3,892
*	Alliance One International, Inc.	384,100	3,860
*	Central Garden & Pet Co. Class A	317,635	3,726
*	TreeHouse Foods Inc.	137,629	3,662
	Seaboard Corp.	1,550	3,635
*	Playtex Products, Inc.	245,016	3,629
*	^ Chiquita Brands International, Inc.	185,956	3,526
*	Winn-Dixie Stores, Inc.	113,768	3,333
	Tootsie Roll Industries, Inc.	118,673	3,288
*	Darling International, Inc.	357,300	3,266
	Lance, Inc.	135,650	3,196
	Nash-Finch Co.	62,202	3,079
*	^ The Great Atlantic & Pacific Tea Co., Inc.	91,119	3,056
	Sanderson Farms, Inc.	65,035	2,928
	Spartan Stores, Inc.	87,438	2,878
*	Bare Escentuals, Inc.	84,089	2,872
	J & J Snack Foods Corp.	74,519	2,812
	^ The Andersons, Inc.	60,819	2,757
	WD-40 Co.	77,615	2,551
*	Prestige Brands Holdings Inc.	187,535	2,434
*	Pathmark Stores, Inc.	187,082	2,425
*	Green Mountain Coffee Roasters, Inc.	28,685	2,259
*	Elizabeth Arden, Inc.	92,971	2,255
	Weis Markets, Inc.	55,380	2,243
*	^ USANA Health Sciences, Inc.	49,631	2,220
*	^ Wild Oats Markets Inc.	123,675	2,073
	PriceSmart, Inc.	82,994	2,052
	The Topps Co., Inc.	185,052	1,945
	Ingles Markets, Inc.	49,484	1,705
*	Boston Beer Co., Inc. Class A	41,541	1,635
	Reddy Ice Holdings, Inc.	53,600	1,529
	Alico, Inc.	20,636	1,259
*	^ Jones Soda Co.	89,499	1,255
*	^ Spectrum Brands Inc.	165,491	1,120
	Farmer Brothers, Inc.	49,480	1,120
	^ Imperial Sugar Co.	36,009	1,109
*	Revlon, Inc. Class A	802,378	1,099
	Inter Parfums, Inc.	40,883	1,088
*	National Beverage Corp.	87,906	1,012
	^ MGP Ingredients, Inc.	53,435	903
*	Monterey Pasta Co.	209,676	895
	Coca-Cola Bottling Co.	16,484	829
*	^ Lifeway Foods, Inc.	73,079	825

11

			Market
			Value
		Shares	($000)
	^ Mannatech, Inc.	49,720	790
	Diamond Foods, Inc.	42,423	745
	Arden Group Inc. Class A	5,441	742
	Cal-Maine Foods, Inc.	44,374	727
	United Guardian, Inc.	59,554	703
*	^ Maui Land & Pineapple Co., Inc.	17,377	638
*	Omega Protein Corp.	59,246	549
*	John B. Sanfilippo & Son, Inc.	47,429	522
*	Natural Alternatives International, Inc.	66,537	480
*	Natrol, Inc.	133,258	448
	Reliv International, Inc.	34,064	358
*	^ Medifast, Inc.	38,409	344
	Rocky Mountain Chocolate Factory, Inc.	21,314	338
*	Susser Holdings Corp.	19,800	321
*	Cusine Solutions, Inc.	47,200	286
*	Schiff Nutrition International, Inc.	32,207	211
*	^ Star Scientific, Inc.	201,133	177
*	^ Carrington Labs Inc.	125,451	157
*	^ Parlux Fragrances, Inc.	34,370	153
*	Zapata Corp.	18,072	122
*	Integrated Biopharma, Inc.	22,551	116
	Calavo Growers, Inc.	7,956	100
*	Physicians Formula Holdings, Inc.	4,639	73
*	IGI, Inc.	73,500	55
*	Vermont Pure Holdings, Ltd.	600	1
			401,168
Energy (7.9%)
	GlobalSantaFe Corp.	997,725	72,086
	Noble Energy, Inc.	747,024	46,607
*	Ultra Petroleum Corp.	665,029	36,736
*	Cameron International Corp.	482,379	34,476
	Tesoro Corp.	597,697	34,158
*	Southwestern Energy Co.	736,353	32,768
*	Grant Prideco, Inc.	557,762	30,024
	Diamond Offshore Drilling, Inc.	278,539	28,288
*	Pride International, Inc.	722,180	27,053
	Pioneer Natural Resources Co.	540,310	26,319
*	Newfield Exploration Co.	568,817	25,910
	Range Resources Corp.	647,516	24,224
*	FMC Technologies Inc.	284,956	22,574
	Arch Coal, Inc.	624,029	21,716
	Frontier Oil Corp.	484,782	21,219
*	Denbury Resources, Inc.	529,524	19,857
	Patterson-UTI Energy, Inc.	685,900	17,977
	Tidewater Inc.	251,721	17,842
	Helmerich & Payne, Inc.	451,456	15,991
*	Helix Energy Solutions Group, Inc.	399,414	15,941
	Cabot Oil & Gas Corp.	424,095	15,641
*	Plains Exploration & Production Co.	313,913	15,008
	Cimarex Energy Co.	364,580	14,368
*	Superior Energy Services, Inc.	353,190	14,099
*	Forest Oil Corp.	331,522	14,010
	Pogo Producing Co.	256,133	13,009
*	Oceaneering International, Inc.	242,811	12,782
*	Unit Corp.	202,773	12,756

12

			Market
			Value
		Shares	($000)
*	Todco Class A	252,638	11,927
*	Petrohawk Energy Corp.	748,660	11,874
	Holly Corp.	149,924	11,123
*	Quicksilver Resources, Inc.	242,426	10,807
*	Hanover Compressor Co.	451,954	10,779
*	Global Industries Ltd.	397,673	10,666
	St. Mary Land & Exploration Co.	275,413	10,086
*	Universal Compression Holdings, Inc.	132,135	9,576
*	^ Cheniere Energy, Inc.	245,889	9,538
	Massey Energy Co.	354,633	9,451
*	Mariner Energy Inc.	383,616	9,303
*	TETRA Technologies, Inc.	317,368	8,950
*	Oil States International, Inc.	215,347	8,902
	Overseas Shipholding Group Inc.	108,996	8,872
*	SEACOR Holdings Inc.	92,121	8,600
*	USEC Inc.	382,496	8,407
*	W-H Energy Services, Inc.	133,642	8,274
*	Atwood Oceanics, Inc.	120,208	8,249
	Foundation Coal Holdings, Inc.	197,677	8,034
	Western Refining, Inc.	119,239	6,892
*	Grey Wolf, Inc.	816,659	6,729
	Penn Virginia Corp.	165,826	6,666
*	Whiting Petroleum Corp.	163,459	6,623
*	Encore Acquisition Co.	234,185	6,510
	Berry Petroleum Class A	163,522	6,162
*	Comstock Resources, Inc.	195,851	5,870
*	Swift Energy Co.	129,042	5,518
	Atlas America, Inc.	102,505	5,508
*	Dresser Rand Group, Inc.	139,086	5,494
*	EXCO Resources, Inc.	305,615	5,330
	World Fuel Services Corp.	124,717	5,246
*	Parker Drilling Co.	491,962	5,185
*	^ Bristow Group, Inc.	103,093	5,108
*	^ Delta Petroleum Corp.	249,872	5,017
*	Complete Production Services, Inc.	191,028	4,938
*	Alpha Natural Resources, Inc.	232,105	4,825
*	Input/Output, Inc.	308,778	4,820
*	Dril-Quip, Inc.	106,914	4,806
*	Rosetta Resources, Inc.	221,997	4,782
*	Gulfmark Offshore, Inc.	88,949	4,556
*	ATP Oil & Gas Corp.	89,991	4,377
	Lufkin Industries, Inc.	65,955	4,257
*	Stone Energy Corp.	123,378	4,227
*	Carrizo Oil & Gas, Inc.	97,874	4,059
*	Hornbeck Offshore Services, Inc.	101,646	3,940
	CARBO Ceramics Inc.	89,119	3,904
	^ Crosstex Energy, Inc.	135,864	3,903
*	CNX Gas Corp.	126,641	3,875
*	Parallel Petroleum Corp.	164,796	3,609
	General Maritime Corp.	127,982	3,427
*	Pioneer Drilling Co.	217,347	3,241
*	Matrix Service Co.	127,176	3,160
*	Arena Resources, Inc.	53,287	3,097
*	Newpark Resources, Inc.	399,545	3,096
*	Petroleum Development Corp.	64,736	3,074

13

			Market
			Value
		Shares	($000)
*	International Coal Group, Inc.	507,711	3,036
	RPC Inc.	177,460	3,024
*	NATCO Group Inc.	65,254	3,004
*	^ Bill Barrett Corp.	81,202	2,991
*	^ Warren Resources Inc.	241,035	2,815
*	^ Allis-Chalmers Energy Inc.	112,125	2,578
	W&T Offshore, Inc.	89,391	2,502
*	PetroQuest Energy, Inc.	170,434	2,478
*	Energy Partners, Ltd.	141,305	2,358
*	Contango Oil & Gas Co.	60,400	2,192
*	Trico Marine Services, Inc.	52,210	2,134
*	Harvest Natural Resources, Inc.	179,110	2,133
*	^ Hercules Offshore, Inc.	64,541	2,090
*	^ GMX Resources Inc.	60,284	2,086
*	^ Evergreen Energy, Inc.	339,712	2,048
*	Horizon Offshore, Inc.	104,848	2,013
*	^ FX Energy, Inc.	212,429	1,944
	Gulf Island Fabrication, Inc.	55,850	1,938
	MarkWest Hydrocarbon, Inc.	33,707	1,936
*	^ Uranium Resources Inc.	173,985	1,919
*	Bois d’Arc Energy, Inc.	110,015	1,874
*	^ Goodrich Petroleum Corp.	53,488	1,852
*	Dawson Geophysical Co.	30,099	1,850
*	^ Pacific Ethanol, Inc.	134,708	1,778
*	^ Edge Petroleum Corp.	125,689	1,761
*	^ Rentech, Inc.	679,026	1,759
	Alon USA Energy, Inc.	39,640	1,745
*	Bolt Technology Corp.	38,700	1,704
*	TXCO Resources Inc.	150,318	1,545
*	Vaalco Energy, Inc.	311,538	1,505
*	Abraxas Petroleum Corp.	319,039	1,433
*	Superior Well Services, Inc.	53,915	1,370
*	^ Westmoreland Coal Co.	48,654	1,331
*	^ Gasco Energy Inc.	560,404	1,328
*	Quest Resource Corp.	110,903	1,295
*	^ OMNI Energy Services Corp.	114,604	1,284
*	Basic Energy Services Inc.	49,200	1,258
*	Aurora Oil & Gas Corp.	581,700	1,239
*	Mitcham Industries, Inc.	63,558	1,213
*	^ Ngas Resources Inc.	147,032	1,176
*	^ Metretek Technologies, Inc.	74,600	1,152
*	^ McMoRan Exploration Co.	80,463	1,126
*	^ Tri-Valley Corp.	137,836	1,089
*	Bronco Drilling Co., Inc.	64,900	1,065
*	^ James River Coal Co.	79,278	1,027
*	^ Cal Dive International, Inc.	61,300	1,019
*	Union Drilling, Inc.	60,767	998
*	^ ENGlobal Corp.	79,259	963
*	^ Toreador Resources Corp.	60,248	904
*	Callon Petroleum Co.	63,273	897
*	Brigham Exploration Co.	148,635	872
*	PHI Inc.	27,413	850
*	Clayton Williams Energy, Inc.	32,080	849
*	^ Double Eagle Petroleum Co.	46,743	834
*	^ American Oil & Gas Inc.	118,498	803

14

			Market
			Value
		Shares	($000)
*	^ SulphCo, Inc.	219,300	792
	Panhandle Royalty Co.	27,200	769
*	Endeavor International Corp.	498,901	748
*	^ VeraSun Energy Corp.	50,750	735
*	Superior Offshore International Inc.	39,400	717
*	The Meridian Resource Corp.	223,074	674
*	^ Transmeridian Exploration Inc.	376,248	662
*	Cano Petroleum Inc.	103,600	622
*	^ Syntroleum Corp.	221,846	612
*	Credo Pete Corp.	45,184	601
*	^ Aventine Renewable Energy Holdings, Inc.	34,937	593
*	US BioEnergy Corp.	50,086	569
*	Infinity, Inc.	173,254	535
	Kayne Anderson Energy Development Co.	20,800	524
*	^ BPZ Energy, Inc.	92,400	516
	Royale Energy, Inc.	126,698	484
*	Gulfport Energy Corp.	23,530	470
*	^ Geomet, Inc.	60,168	461
*	^ Hyperdynamics Corp.	143,499	451
*	Natural Gas Services Group	25,100	449
*	Veneco Inc.	23,682	442
*	PHI Inc. Non-Voting	12,172	363
*	^ Dune Energy, Inc.	139,400	325
*	Harken Energy Corp.	31,231	316
*	Geokinetics Inc.	9,900	307
	Barnwell Industries, Inc.	11,466	238
*	T-3 Energy Services, Inc.	5,301	177
*	Penn Octane Corp.	242,076	169
*	Green Plains Renewable Energy, Inc.	2,300	40
*	Tengasco, Inc.	35,590	23
			1,145,039
Financials (20.7%)
	NYSE Euronext	1,154,746	85,012
	Nymex Holdings Inc.	402,356	50,548
*	CBOT Holdings, Inc. Class A	231,348	47,796
*	IntercontinentalExchange Inc.	258,554	38,227
	SL Green Realty Corp. REIT	259,932	32,203
	^ American Capital Strategies, Ltd.	716,273	30,456
	Everest Re Group, Ltd.	275,950	29,979
	A.G. Edwards, Inc.	329,337	27,845
	Health Care Properties Investors REIT	901,607	26,083
	The Macerich Co. REIT	313,552	25,843
	Leucadia National Corp.	710,227	25,036
	iStar Financial Inc. REIT	562,272	24,926
*	TD Ameritrade Holding Corp.	1,227,925	24,559
	W.R. Berkley Corp.	747,294	24,317
	Eaton Vance Corp.	550,300	24,312
	White Mountains Insurance Group Inc.	40,027	24,257
	People’s United Financial Inc.	1,314,083	23,299
	AMB Property Corp. REIT	435,915	23,199
	Fidelity National Financial, Inc. Class A	968,436	22,952
	Nuveen Investments, Inc. Class A	347,485	21,596
	Old Republic International Corp.	1,011,109	21,496
	Regency Centers Corp. REIT	304,172	21,444
	Duke Realty Corp. REIT	599,139	21,371

15

			Market
			Value
		Shares	($000)
*	Markel Corp.	43,898	21,271
	Ventas, Inc. REIT	579,966	21,024
	First American Corp.	422,595	20,918
	^ Allied Capital Corp.	666,043	20,621
	New York Community Bancorp, Inc.	1,205,377	20,516
	Popular, Inc.	1,220,789	19,618
	Forest City Enterprise Class A	311,693	19,163
	Federal Realty Investment Trust REIT	246,562	19,049
	Radian Group, Inc.	351,276	18,969
	Jones Lang LaSalle Inc.	160,894	18,261
	Associated Banc-Corp.	557,117	18,218
	Student Loan Corp.	88,170	17,978
	^ Liberty Property Trust REIT	402,485	17,681
*	Conseco, Inc.	825,055	17,235
	Hospitality Properties Trust REIT	410,559	17,034
	The PMI Group Inc.	380,328	16,989
	Colonial BancGroup, Inc.	668,862	16,701
	Camden Property Trust REIT	248,827	16,664
	HCC Insurance Holdings, Inc.	490,480	16,387
	SEI Investments Co.	554,742	16,110
	UDR, Inc. REIT	595,005	15,649
	Rayonier Inc. REIT	338,739	15,291
	^ The St. Joe Co.	325,618	15,089
*	Nasdaq Stock Market Inc.	493,288	14,656
	Protective Life Corp.	305,755	14,618
	Nationwide Financial Services, Inc.	230,532	14,574
	BlackRock, Inc.	91,311	14,298
	Health Care Inc. REIT	352,261	14,217
	Cullen/Frost Bankers, Inc.	262,652	14,044
	^ Thornburg Mortgage, Inc. REIT	527,644	13,814
	Weingarten Realty Investors REIT	336,096	13,814
*	AmeriCredit Corp.	516,072	13,702
	TCF Financial Corp.	490,686	13,641
	City National Corp.	178,449	13,578
	UnionBanCal Corp.	223,780	13,360
	Essex Property Trust, Inc. REIT	114,154	13,276
	BRE Properties Inc. Class A REIT	222,109	13,169
	Mack-Cali Realty Corp. REIT	297,353	12,932
	Brown & Brown, Inc.	503,480	12,657
	Jefferies Group, Inc.	467,167	12,604
	Raymond James Financial, Inc.	406,501	12,561
	Alexandria Real Estate Equities, Inc. REIT	128,879	12,478
	Wilmington Trust Corp.	300,184	12,461
	Commerce Bancshares, Inc.	271,872	12,316
	StanCorp Financial Group, Inc.	234,540	12,309
	Arthur J. Gallagher & Co.	430,045	11,990
	Capitol Federal Financial	324,419	11,978
	^ Valley National Bancorp	528,004	11,875
	Taubman Co. REIT	234,546	11,636
	Erie Indemnity Co. Class A	215,064	11,622
	Ohio Casualty Corp.	262,138	11,353
	Bank of Hawaii Corp.	218,251	11,270
	Realty Income Corp. REIT	442,255	11,140
	International Securities Exchange, Inc.	170,274	11,127
	The Hanover Insurance Group Inc.	225,061	10,981

16

			Market
			Value
		Shares	($000)
	Fulton Financial Corp.	756,570	10,910
	Brandywine Realty Trust REIT	381,148	10,893
	American Financial Group, Inc.	311,359	10,633
	Nationwide Health Properties, Inc. REIT	389,884	10,605
	Webster Financial Corp.	247,149	10,546
*	Philadelphia Consolidated Holding Corp.	250,732	10,481
	East West Bancorp, Inc.	267,163	10,387
	CBL & Associates Properties, Inc. REIT	287,653	10,370
	Kilroy Realty Corp. REIT	144,222	10,217
	Digital Realty Trust, Inc. REIT	265,798	10,015
	Post Properties, Inc. REIT	190,920	9,953
	Apollo Investment Corp.	452,854	9,745
	HRPT Properties Trust REIT	926,541	9,636
	Waddell & Reed Financial, Inc.	367,737	9,565
	Highwood Properties, Inc. REIT	249,749	9,366
	Washington Federal Inc.	381,789	9,281
	^ IndyMac Bancorp, Inc.	317,177	9,252
	Astoria Financial Corp.	369,295	9,247
*	Alleghany Corp.	22,363	9,091
	Crescent Real Estate, Inc. REIT	404,693	9,081
	Whitney Holdings Corp.	292,777	8,813
	Mercury General Corp.	155,827	8,588
	Unitrin, Inc.	174,332	8,574
	Corporate Office Properties Trust, Inc. REIT	206,110	8,453
*	Investment Technology Group, Inc.	193,750	8,395
*	ProAssurance Corp.	145,749	8,114
*	SVB Financial Group	150,866	8,012
	UCBH Holdings, Inc.	436,777	7,980
	Delphi Financial Group, Inc.	189,994	7,946
	DCT Industrial Trust Inc.	736,511	7,925
	DiamondRock Hospitality Co. REIT	414,838	7,915
	^ The First Marblehead Corp.	201,061	7,769
	Sunstone Hotel Investors, Inc. REIT	272,739	7,743
	First Industrial Realty Trust REIT	199,665	7,739
	First Midwest Bancorp, Inc.	217,129	7,710
	LaSalle Hotel Properties REIT	176,833	7,678
	Zenith National Insurance Corp.	162,688	7,661
	Reinsurance Group of America, Inc.	127,150	7,660
	BancorpSouth, Inc.	312,468	7,643
	Douglas Emmett, Inc. REIT	306,815	7,591
	Home Properties, Inc. REIT	145,428	7,552
*	Knight Capital Group, Inc. Class A	454,825	7,550
	Cathay General Bancorp	224,034	7,514
	Colonial Properties Trust REIT	205,534	7,492
	The Phoenix Cos., Inc.	498,849	7,488
	FirstMerit Corp.	355,632	7,443
	Potlatch Corp. REIT	171,651	7,390
	The South Financial Group, Inc.	324,261	7,341
	Strategic Hotels and Resorts, Inc. REIT	325,524	7,321
	Commerce Group, Inc.	210,582	7,311
	Investors Financial Services Corp.	118,378	7,300
	First Republic Bank	135,944	7,295
	LandAmerica Financial Group, Inc.	75,408	7,276
	Spirit Finance Corp. REIT	499,309	7,270
	Pennsylvania REIT	162,285	7,194

17

			Market
			Value
		Shares	($000)
	BioMed Realty Trust, Inc. REIT	286,274	7,191
	FelCor Lodging Trust, Inc. REIT	275,697	7,176
	Washington REIT	203,028	6,903
	Hilb, Rogal and Hamilton Co.	160,749	6,890
	National Financial Partners Corp.	148,381	6,872
	Chittenden Corp.	194,851	6,810
	Selective Insurance Group	250,846	6,743
	MAF Bancorp, Inc.	122,445	6,644
	Senior Housing Properties Trust REIT	325,727	6,629
	Umpqua Holdings Corp.	277,234	6,518
	NewAlliance Bancshares, Inc.	441,967	6,506
	Sterling Financial Corp.	223,166	6,458
	National Retail Properties REIT	291,478	6,372
	First Niagara Financial Group, Inc.	485,831	6,364
	Entertainment Properties Trust REIT	117,578	6,323
	Greater Bay Bancorp	224,357	6,246
	Citizens Banking Corp.	334,231	6,116
	First Community Bancorp	105,475	6,034
	Lexington Realty Trust REIT	289,927	6,030
	American Financial Realty Trust REIT	569,592	5,878
	Westamerica Bancorporation	132,147	5,846
	Mid-America Apartment Communities, Inc. REIT	111,272	5,840
	Healthcare Realty Trust Inc. REIT	209,185	5,811
	International Bancshares Corp.	226,085	5,792
	Maguire Properties, Inc. REIT	166,302	5,709
	Downey Financial Corp.	85,384	5,634
	Equity Lifestyle Properties, Inc. REIT	107,041	5,586
	Trustmark Corp.	215,940	5,584
	Pacific Capital Bancorp	205,738	5,551
	Cousins Properties, Inc. REIT	191,090	5,544
	Equity Inns, Inc. REIT	242,777	5,438
*	TFS Financial Corp.	463,200	5,345
	BOK Financial Corp.	98,151	5,243
	Ashford Hospitality Trust REIT	444,934	5,232
	First Citizens BancShares Class A	26,745	5,199
	Highland Hospitality Corp. REIT	268,727	5,160
	Cash America International Inc.	130,013	5,155
	Tanger Factory Outlet Centers, Inc. REIT	136,940	5,128
	Susquehanna Bancshares, Inc.	227,990	5,100
	Ares Capital Corp.	301,700	5,084
	United Bankshares, Inc.	159,840	5,083
	Great American Financial Resources, Inc.	209,292	5,063
	UMB Financial Corp.	136,525	5,034
	Employers Holdings, Inc.	234,997	4,991
	Prosperity Bancshares, Inc.	151,754	4,971
	Old National Bancorp	293,065	4,868
	R.L.I. Corp.	86,903	4,862
	Inland Real Estate Corp. REIT	285,993	4,856
	Glacier Bancorp, Inc.	232,336	4,728
	United Community Banks, Inc.	180,577	4,675
	Omega Healthcare Investors, Inc. REIT	294,505	4,662
	Wintrust Financial Corp.	105,944	4,646
	Alabama National BanCorporation	75,015	4,639
	Provident Bankshares Corp.	140,962	4,621
	EastGroup Properties, Inc. REIT	105,320	4,615

18

			Market
			Value
		Shares	($000)
	Sky Financial Group, Inc.	165,339	4,606
	Argonaut Group, Inc.	147,059	4,590
	MB Financial, Inc.	131,525	4,569
	Hancock Holding Co.	121,059	4,546
*	Piper Jaffray Cos., Inc.	81,459	4,540
*	Signature Bank	130,652	4,455
	Central Pacific Financial Co.	134,719	4,447
	PS Business Parks, Inc. REIT	69,896	4,429
	F.N.B. Corp.	263,880	4,417
	Boston Private Financial Holdings, Inc.	163,141	4,384
	Infinity Property & Casualty Corp.	85,981	4,362
	MCG Capital Corp.	271,700	4,353
	Sovran Self Storage, Inc. REIT	90,092	4,339
	Franklin Street Properties Corp. REIT	256,877	4,249
	^ Portfolio Recovery Associates, Inc.	70,339	4,222
	Extra Space Storage Inc. REIT	253,286	4,179
	Friedman, Billings, Ramsey Group, Inc. REIT	762,777	4,165
	Equity One, Inc. REIT	161,510	4,127
*	^ First Federal Financial Corp.	72,510	4,113
	^ Greenhill & Co., Inc.	59,753	4,106
	Glimcher Realty Trust REIT	163,768	4,094
	Provident Financial Services Inc.	259,374	4,088
	First BanCorp Puerto Rico	367,424	4,038
*	GFI Group Inc.	55,556	4,027
	Horace Mann Educators Corp.	189,560	4,026
	optionsXpress Holdings Inc.	156,885	4,026
	Advance America, Cash Advance Centers, Inc.	221,266	3,925
	^ Frontier Financial Corp.	172,476	3,886
	Acadia Realty Trust REIT	141,863	3,681
	Sterling Bancshares, Inc.	321,667	3,638
	Innkeepers USA Trust REIT	204,949	3,634
*	Universal American Financial Corp.	170,488	3,628
*	Alexander’s, Inc. REIT	8,810	3,561
	First Financial Bankshares, Inc.	91,513	3,552
	U-Store-It Trust REIT	215,971	3,540
	Community Banks, Inc.	109,407	3,525
	National Penn Bancshares Inc.	208,838	3,483
	NBT Bancorp, Inc.	150,322	3,391
	^ Park National Corp.	39,862	3,380
	Parkway Properties Inc. REIT	70,113	3,368
	Financial Federal Corp.	112,855	3,365
*	World Acceptance Corp.	77,699	3,320
	Advanta Corp. Class A	116,032	3,296
	United Fire & Casualty Co.	92,758	3,282
	National Health Investors REIT	103,371	3,279
	Odyssey Re Holdings Corp.	76,411	3,277
*	Tejon Ranch Co.	74,012	3,271
	TrustCo Bank NY	329,615	3,257
	CVB Financial Corp.	291,981	3,247
	^ Fremont General Corp.	298,887	3,216
	21st Century Insurance Group	146,653	3,206
	Stewart Information Services Corp.	80,114	3,191
*	PICO Holdings, Inc.	73,338	3,173
*	^ CompuCredit Corp.	90,242	3,160
	S & T Bancorp, Inc.	96,028	3,159

19

			Market
			Value
		Shares	($000)
*	Investors Bancorp, Inc.	231,598	3,110
	Hanmi Financial Corp.	182,263	3,109
	Bank Mutual Corp.	268,915	3,101
	Brookline Bancorp, Inc.	269,109	3,097
*	Move, Inc.	686,799	3,077
*	^ Stifel Financial Corp.	52,195	3,074
	Westbanco Inc.	104,145	3,072
	Amcore Financial, Inc.	105,651	3,063
	^ First Commonwealth Financial Corp.	279,043	3,047
	City Holding Co.	78,652	3,015
*	Nexcen Brands, Inc.	269,159	2,998
	First Charter Corp.	152,597	2,971
	FBL Financial Group, Inc. Class A	73,991	2,909
	^ Cascade Bancorp	125,526	2,905
	Medical Properties Trust Inc. REIT	219,097	2,899
*	First Cash Financial Services, Inc.	122,895	2,881
*	Navigators Group, Inc.	53,117	2,863
	American Campus Communities, Inc. REIT	101,116	2,861
	BankUnited Financial Corp.	142,142	2,853
	Chemical Financial Corp.	110,255	2,852
	Ramco-Gershenson Properties Trust REIT	78,872	2,834
	Community Bank System, Inc.	139,407	2,791
	Cedar Shopping Centers, Inc. REIT	193,186	2,772
	Northwest Bancorp, Inc.	105,353	2,754
	Cohen & Steers, Inc.	63,192	2,746
	Provident New York Bancorp, Inc.	200,804	2,713
	Safety Insurance Group, Inc.	65,057	2,693
	Saul Centers, Inc. REIT	59,123	2,681
*	Centennial Bank Holdings Inc.	309,642	2,623
	Harleysville Group, Inc.	77,547	2,587
	Alfa Corp.	165,351	2,575
	PFF Bancorp, Inc.	92,003	2,570
	^ Corus Bankshares Inc.	148,558	2,564
	TierOne Corp.	84,764	2,551
*	Ocwen Financial Corp.	190,746	2,543
	Community Trust Bancorp Inc.	78,099	2,523
*	Texas Capital Bancshares, Inc.	112,585	2,516
	First Potomac REIT	107,491	2,503
	SWS Group, Inc.	114,596	2,478
	First Financial Bancorp	163,767	2,455
	State Auto Financial Corp.	79,307	2,431
	Tower Group, Inc.	75,162	2,398
*	Western Alliance Bancorp	77,300	2,307
*	EZCORP, Inc.	173,283	2,294
	Sun Communities, Inc. REIT	76,949	2,291
	National Western Life Insurance Co. Class A	9,031	2,284
	^ PrivateBancorp, Inc.	78,994	2,275
	American Equity Investment Life Holding Co.	187,857	2,269
*	Pinnacle Financial Partners, Inc.	76,531	2,247
*	Triad Guaranty, Inc.	55,374	2,211
	Getty Realty Holding Corp. REIT	83,045	2,182
*	American Physicians Capital, Inc.	53,534	2,168
	LTC Properties, Inc. REIT	94,098	2,141
	Columbia Banking System, Inc.	72,667	2,126
	Universal Health Realty Income REIT	63,747	2,123

20

			Market
			Value
		Shares	($000)
	IBERIABANK Corp.	42,884	2,121
	Kite Realty Group Trust REIT	111,422	2,119
	BankFinancial Corp.	136,373	2,107
*	MarketAxess Holdings, Inc.	117,007	2,105
	WSFS Financial Corp.	32,169	2,105
	Calamos Asset Management, Inc.	82,031	2,096
	Independent Bank Corp. (MA)	70,800	2,091
	Banner Corp.	60,543	2,062
*	Affordable Residential Communities	172,899	2,044
	Simmons First National Corp.	73,669	2,033
*	^ LaBranche & Co. Inc.	273,663	2,020
	Investors Real Estate Trust REIT	194,935	2,014
	Nelnet, Inc.	81,317	1,987
	Winston Hotels, Inc. REIT	131,865	1,978
*	Dollar Financial Corp.	68,354	1,948
	Harleysville National Corp.	120,459	1,942
	Integra Bank Corp.	90,158	1,936
*	FPIC Insurance Group, Inc.	47,191	1,924
	KNBT Bancorp Inc.	130,606	1,920
*	Thomas Weisel Partners Group, Inc.	115,068	1,916
	Dime Community Bancshares	144,831	1,910
	Capitol Bancorp Ltd.	69,211	1,892
	Midland Co.	40,274	1,890
	West Coast Bancorp	62,069	1,886
	Flagstar Bancorp, Inc.	156,153	1,882
	Anchor Bancorp Wisconsin Inc.	71,797	1,880
*	CNA Surety Corp.	99,420	1,880
*	Superior Bancorp	182,148	1,863
	Sandy Spring Bancorp, Inc.	59,212	1,862
	First Financial Holdings, Inc.	56,890	1,861
	Kearny Financial Corp.	137,392	1,852
	Suffolk Bancorp	56,552	1,805
	First Merchants Corp.	74,756	1,796
	First Source Corp.	72,085	1,796
*	^ Accredited Home Lenders Holding Co.	131,331	1,795
	Bristol West Holdings, Inc.	80,060	1,791
	^ ASTA Funding, Inc.	46,591	1,790
*	^ Virginia Commerce Bancorp, Inc.	105,329	1,781
	First Indiana Corp.	80,243	1,775
	ITLA Capital Corp.	33,979	1,771
	Bank of the Ozarks, Inc.	63,085	1,758
	BankAtlantic Bancorp, Inc. Class A	204,096	1,757
	Gamco Investors Inc. Class A	30,947	1,735
	Mission West Properties Inc. REIT	122,738	1,711
	Presidential Life Corp.	86,875	1,708
	Hersha Hospitality Trust REIT	143,917	1,701
	BancFirst Corp.	39,368	1,686
	National Interstate Corp.	64,480	1,682
*	Tradestation Group Inc.	143,644	1,673
	First State Bancorporation	78,591	1,673
*	Franklin Bank Corp.	111,212	1,657
	Associated Estates Realty Corp. REIT	106,129	1,655
	^ Seacoast Banking Corp. of Florida	76,056	1,654
*	Sun Bancorp, Inc. (NJ)	97,438	1,644
	^ Vineyard National Bancorp Co.	71,406	1,640

21

			Market
			Value
		Shares	($000)
	Nara Bancorp, Inc.	102,754	1,637
	Independent Bank Corp. (MI)	94,577	1,628
	Old Second Bancorp, Inc.	55,804	1,627
	Capital Lease Funding, Inc. REIT	150,057	1,613
*	The Bancorp Inc.	72,138	1,613
	Great Southern Bancorp, Inc.	59,555	1,611
	U.S.B. Holding Co., Inc.	82,780	1,578
	United Community Financial Corp.	157,957	1,576
	Washington Trust Bancorp, Inc.	62,219	1,569
*	Community Bancorp	55,930	1,565
	Education Realty Trust, Inc. REIT	110,516	1,551
	First Financial Corp. (IN)	52,741	1,548
	Renasant Corp.	67,341	1,531
	Heritage Commerce Corp.	64,576	1,529
	Amtrust Financial Services Inc.	80,085	1,505
	Sterling Bancorp	93,819	1,504
	S.Y. Bancorp, Inc.	62,549	1,486
	Capital Southwest Corp.	9,518	1,483
	^ U.S. Global Investors, Inc. Class A	65,300	1,480
	GMH Communities Trust REIT	152,615	1,479
	Partners Trust Financial Group, Inc.	140,565	1,476
	Flushing Financial Corp.	91,786	1,474
	Irwin Financial Corp.	97,503	1,460
	Peoples Bancorp, Inc.	53,708	1,454
	Preferred Bank, Los Angeles	36,162	1,446
	Macatawa Bank Corp.	90,547	1,441
	MVC Capital, Inc.	76,000	1,430
	Mainsource Financial Group, Inc.	85,130	1,429
	^ Capital City Bank Group, Inc.	45,543	1,427
*	SCPIE Holdings Inc.	56,974	1,424
	Ameris Bancorp	62,969	1,415
	Evercore Partners Inc.	47,000	1,399
	First Place Financial Corp.	65,753	1,389
	First Bancorp (NC)	73,001	1,367
	^ PremierWest Bancorp	100,538	1,359
*	Meadowbrook Insurance Group, Inc.	123,764	1,356
	MBT Financial Corp.	96,125	1,353
	Omega Financial Corp.	49,970	1,344
	Consolidated-Tomoka Land Co.	19,273	1,335
	Sterling Financial Corp. (PA)	126,842	1,334
	Yardville National Bancorp	38,927	1,329
	W Holding Co., Inc.	501,012	1,323
	Bank of Granite Corp.	79,006	1,319
	Baldwin & Lyons, Inc. Class B	50,689	1,317
	NYMAGIC, Inc.	32,639	1,312
	North Valley Bancorp	53,910	1,292
*	PMA Capital Corp. Class A	120,591	1,289
*	First Regional Bancorp	50,122	1,275
	Cardinal Financial Corp.	129,170	1,275
	^ Home Bancshares Inc.	55,599	1,254
	City Bank Lynnwood (WA)	39,729	1,252
	Horizon Financial Corp.	57,321	1,249
*	^ Citizens, Inc.	176,387	1,242
	Financial Institutions, Inc.	61,362	1,239
*	Asset Acceptance Capital Corp.	69,321	1,227

22

			Market
			Value
		Shares	($000)
	United Western Bancorp. Inc.	48,251	1,218
*	Seabright Insurance Holdings, Inc.	69,131	1,208
	^ First Busey Corp.	60,278	1,205
*	Wauwatosa Holdings, Inc.	72,812	1,204
	AmericanWest Bancorporation	65,372	1,192
	TriCo Bancshares	51,869	1,160
	^ West Bancorporation	71,934	1,149
	^ Temecula Valley Bancorp, Inc.	64,488	1,141
	Union Bankshares Corp.	48,970	1,136
*	Pacific Mercantile Bancorp	78,998	1,119
*	Bank of Florida Corp.	64,309	1,118
	Arrow Financial Corp.	50,239	1,106
	Wilshire Bancorp Inc.	89,929	1,095
	ProCentury Corp.	65,329	1,095
*	Dearborn Bancorp, Inc.	64,454	1,092
	German American Bancorp	79,435	1,092
	Berkshire Hills Bancorp, Inc.	34,510	1,087
	Oriental Financial Group Inc.	99,619	1,087
	Thomas Properties Group, Inc.	68,010	1,087
*	^ First Acceptance Corp.	106,866	1,086
	Greene County Bancshares	34,408	1,076
	Capital Corp. of the West	44,711	1,071
*	Diamond Hill Investment Group	11,804	1,071
	Farmers Capital Bank Corp.	36,808	1,065
	Security Bank Corp.	52,946	1,064
	^ GB&T Bancshares, Inc.	63,596	1,062
	Heartland Financial USA, Inc.	42,748	1,039
	Affirmative Insurance Holdings, Inc.	68,073	1,038
	Donegal Group Inc. Class B	63,194	1,038
	FNB Corp. (NC)	64,377	1,029
*	Pennsylvania Commerce Bancorp, Inc.	36,332	1,026
	Clifton Savings Bancorp, Inc.	93,802	1,017
	OceanFirst Financial Corp.	57,752	1,016
	Center Financial Corp.	59,024	999
	Southwest Bancorp, Inc.	41,473	997
	SCBT Financial Corp.	27,296	994
*	Meruelo Maddux Properties Inc.	121,300	990
	Supertel Hospitality, Inc. REIT	116,383	986
	Lakeland Bancorp, Inc.	73,996	984
*	Marlin Business Services Inc.	46,117	983
	First Community Bancshares, Inc.	31,349	978
	MetroCorp Bancshares, Inc.	45,568	976
	BancTrust Financial Group, Inc.	46,303	972
	Willow Grove Bancorp, Inc.	72,968	949
*	^ EuroBancshares, Inc.	104,129	944
	Westfield Financial, Inc.	94,596	943
	First United Corp.	47,494	943
	Winthrop Realty Trust Inc. REIT	134,083	927
	Capital Bank Corp.	54,793	922
	Peoples Bancorp of North Carolina	46,615	920
	United Security Bancshares, Inc.	35,991	911
	FNB Financial Services Corp.	64,267	908
	Midwest Banc Holdings, Inc.	62,504	906
	Monmouth Real Estate Investment Corp. REIT	104,202	906
	Sanders Morris Harris Group Inc.	77,782	905

23

			Market
			Value
		Shares	($000)
	Crawford & Co. Class B	132,288	894
*	Ameriserv Financial Inc.	202,188	890
	^ Virginia Financial Group, Inc.	40,066	889
	Tompkins Trustco, Inc.	23,569	881
	TIB Financial Corp.	67,981	874
	ViewPoint Financial Group	50,738	873
	Meta Financial Group, Inc.	22,904	866
	Camden National Corp.	21,977	860
	Lakeland Financial Corp.	40,432	860
	Oak Hill Financial, Inc.	39,077	858
	Kansas City Life Insurance Co.	18,429	857
	CFS Bancorp, Inc.	58,879	855
	^ Center Bancorp, Inc.	57,850	854
	^ Shore Bancshares, Inc.	33,033	852
	Millennium Bankshares Corp.	98,574	850
	Timberland Bancorp, Inc.	54,068	849
	^ First South Bancorp, Inc.	31,385	844
	Citizens & Northern Corp.	43,023	842
	Camco Financial Corp.	67,532	841
*	United Capital Corp.	29,188	839
	Hawthorn Bancshares Inc.	25,808	839
	Hercules Technology Growth Capital, Inc.	61,917	836
	Wainwright Bank & Trust Co.	64,032	834
	CoBiz Inc.	45,815	830
	Abington Community Bancorp Inc.	86,828	829
	Intervest Bancshares Corp.	29,439	829
	Republic Property Trust REIT	67,200	823
	^ QC Holdings Inc.	54,699	820
	FNB Corp. (VA)	22,833	820
	Eagle Hospitality Properties Trust Inc. REIT	62,214	819
	National Health Realty Inc. REIT	34,701	818
	HMN Financial, Inc.	23,098	812
	American Land Lease, Inc. REIT	32,411	810
	Urstadt Biddle Properties Class A REIT	47,407	806
	Univest Corp. of Pennsylvania	35,784	806
	America First Apartment Investors, Inc. REIT	32,172	796
	Technology Investment Capital Corp.	50,361	795
	Century Bancorp, Inc. Class A	35,131	791
	LSB Bancshares, Inc.	57,757	788
	MicroFinancial Inc.	126,618	785
	^ Sierra Bancorp	27,687	781
	Mercantile Bank Corp.	28,806	781
	Pacific Continental Corp.	48,160	780
*	Republic First Bancorp, Inc.	81,148	779
	Smithtown Bancorp, Inc.	30,171	765
	Home Federal Bancorp, Inc.	46,069	764
	Heritage Financial Corp.	31,936	763
	Republic Bancorp, Inc. Class A	45,887	761
	One Liberty Properties, Inc. REIT	33,000	751
	^ Colony Bankcorp, Inc.	38,526	750
	Enterprise Financial Services Corp.	30,182	750
	^ Southside Bancshares, Inc.	34,237	744
	Brooklyn Federal Bancorp	48,000	739
	Citizens South Banking Corp.	58,242	735
	Advanta Corp. Class B	23,384	728

24

			Market
			Value
		Shares	($000)
	American National Bankshares Inc.	32,244	726
	Merchants Bancshares, Inc.	31,151	716
	Provident Financial Holdings, Inc.	28,522	713
	Home Federal Bancorp (IN)	24,879	712
*	Bridge Capital Holdings	30,030	712
	PennantPark Investment Corp.	50,500	709
	^ Cooperative Bankshares, Inc.	42,809	706
	Atlantic Coast Federal Corp.	44,532	701
	^ United Security Bancshares (CA)	34,415	701
	BRT Realty Trust REIT	26,855	698
	Massbank Corp.	20,902	698
	Bancorp Rhode Island Inc.	18,128	693
*	^ Encore Capital Group, Inc.	55,451	692
	Urstadt Biddle Properties REIT	38,700	691
	K-Fed Bancorp	43,719	686
*	^ Doral Financial Corp.	580,121	685
	State Bancorp, Inc.	41,059	684
	Guaranty Federal Bancshares, Inc.	22,553	679
*	AmCOMP, Inc.	69,370	676
*	Specialty Underwriters’ Alliance, Inc.	85,493	676
*	Clayton Holdings, Inc.	59,239	675
	Jefferson Bancshares, Inc.	57,070	674
*	Amerisafe Inc.	34,228	672
	Summit Financial Group, Inc.	33,886	671
*	First Mercury Financial Corp.	32,000	671
	TF Financial Corp.	21,657	655
	EMC Insurance Group, Inc.	26,272	652
	Centrue Financial Corp.	31,800	638
	First Security Group Inc.	58,934	636
	AmREIT, Inc. REIT	72,400	634
	Kohlberg Capital Corp.	33,797	627
	Agree Realty Corp. REIT	20,021	626
	Community Capital Corp.	31,213	621
*	^ Oritani Financial Corp.	43,259	618
*	Grubb & Ellis Co.	53,000	615
	Westwood Holdings Group, Inc.	17,726	606
	Independence Holding Co.	29,549	604
*	United PanAm Financial Corp.	42,206	602
	Patriot Capital Funding Inc.	40,400	600
	Peapack Gladstone Financial Corp.	22,019	596
*	NewStar Financial, Inc.	41,769	594
	^ Gladstone Capital Corp.	27,341	587
	Rainier Pacific Financial Group Inc.	33,766	586
	Taylor Capital Group, Inc.	21,167	583
	Wilshire Enterprises, Inc.	106,250	579
	Northrim Bancorp Inc.	21,195	579
	Cadence Financial Corp.	29,345	572
	Citizens 1st Bancorp, Inc.	26,096	569
*	^ ZipRealty, Inc.	75,182	564
	Royal Bancshares of Pennsylvania, Inc.	28,521	562
	Northern States Financial Corp.	23,082	554
*	Credit Acceptance Corp.	20,547	551
*	Rewards Network Inc.	134,442	547
	National Bankshares, Inc.	26,278	537
*	Consumer Portfolio Services, Inc.	85,663	535

25

			Market
			Value
		Shares	($000)
	Southern Community Financial Corp.	60,151	532
	James River Group Inc.	15,666	521
*	^ Ladenburg Thalmann Financial Services, Inc.	221,285	509
	Federal Agricultural Mortgage Corp. Class C	14,805	507
*	^ FCStone Group, Inc.	8,800	504
	The Washington Savings Bank	60,763	501
	Beverly Hills Bancorp Inc.	63,991	500
	Gateway Financial Holdings, Inc.	33,354	487
	^ Highland Distressed Opportunities, Inc.	34,100	486
	Premier Community Bankshares, Inc.	14,679	479
	^ Columbia Bancorp (OR)	22,809	479
*	Penn Treaty American Corp.	81,500	466
	MutualFirst Financial Inc.	25,244	464
	American Bancorp of New Jersey, Inc.	44,861	463
	Brooke Corp.	31,198	461
	PMC Commercial Trust REIT	34,704	456
*	Penson Worldwide, Inc.	18,525	454
	^ NASB Financial Inc.	13,444	452
*	KMG America Corp.	85,974	451
	Gladstone Investment Corp.	31,631	449
	UMH Properties, Inc. REIT	30,906	439
	^ Centerstate Banks of Florida	23,008	416
	^ Delta Financial Corp.	33,912	416
	Peoples Community Bancorp	25,284	413
*	KBW Inc.	13,900	408
	Cascade Financial Corp.	25,758	408
	Eagle Bancorp, Inc.	24,333	402
*	Cash Systems, Inc.	58,392	397
	Mercer Insurance Group, Inc.	19,856	395
	Fidelity Southern Corp.	23,251	393
	Yadkin Valley Bank and Trust Co.	21,401	393
	Bank of Marin (CA)	12,004	392
	1st Independence Financial Group, Inc.	22,502	389
*	Southcoast Financial Corp	18,667	388
	Bryn Mawr Bank Corp.	16,695	384
*	Cowen Group, Inc.	21,374	383
*	HFF Inc. Class A	24,200	375
*	Newtek Business Services, Inc.	195,227	371
	Firstbank Corp.	18,868	363
	Pulaski Financial Corp.	23,885	363
	Synergy Financial Group, Inc.	27,074	361
	Monarch Community Bancorp, Inc.	29,866	356
	Presidential Realty Corp. REIT	46,000	324
	Ames National Corp.	14,657	315
	Federal Agricultural Mortgage Corp. Class A	12,788	312
	Gladstone Commercial Corp. REIT	15,751	309
	Pamrapo Bancorp, Inc.	15,495	302
	First Defiance Financial Corp.	10,044	300
*	^ International Assets Holding Corp.	12,702	295
	^ Rockville Financial, Inc.	19,451	294
	21st Century Holding Co.	26,689	287
*	^ HouseValues, Inc.	62,696	287
	ESB Financial Corp.	25,634	283
	Riverview Bancorp Inc.	20,307	279
*	Ocean Shore Holding Co.	21,504	277

26

			Market
			Value
		Shares	($000)
*	FirstCity Financial Corp.	26,463	266
	Leesport Financial Corp.	12,965	258
	American River Bankshares	10,834	258
	Cogdell Spencer Inc. REIT	12,300	253
*	Reis, Inc.	27,600	251
*	eHealth, Inc.	12,823	245
*	Essa Bancorp Inc.	22,000	243
	PAB Bankshares, Inc.	12,733	241
*	Financial Industries Corp.	37,626	222
	Middleburg Financial Corp.	6,683	217
*	Central Jersy Bancorp	24,810	197
	Heritage Financial Group	12,943	194
	Medallion Financial Corp.	15,641	185
*	ACA Capital Holdings Inc.	15,400	183
	Feldman Mall Properties, Inc. REIT	15,609	178
	Alliance Financial Corp.	6,750	178
	Prudential Bancorp, Inc. of Pennsylvania	12,508	168
*	First Albany Cos. Inc.	96,389	161
	Legacy Bancorp, Inc.	10,097	151
	Donegal Group Inc. Class A	9,976	149
	Princeton National Bancorp, Inc.	5,107	141
	^ Tortoise Capital Resources Corp.	6,700	117
*	^ NetBank, Inc.	333,256	103
	Washington Banking Co.	6,771	103
*	Darwin Professional Underwriters, Inc.	2,800	70
*	^ Integrity Bancshares, Inc.	9,740	64
*	Epoch Holding Corp.	4,500	60
	Hampton Roads Bankshares, Inc.	4,050	58
*	Investors Capital Holdings, Ltd.	10,500	48
	Life Partners Holdings	1,400	46
*	Malan Realty Investors, Inc. REIT	49,200	36
	Commonwealth Bankshares, Inc.	1,399	30
*	Horizon Group Properties, Inc. REIT	3,415	24
*	Sun American Bancorp	1,420	14
*	R & G Financial Corp. Class B	2,900	11
	AMV Liquidating Trust	94,702	11
*	Nicholas Financial Inc.	700	8
	General Growth Properties Inc. REIT	57	3
*	Vesta Insurance Group, Inc.	32,126	—
*	Transnational Financial Network	100	—
			3,007,002
Health Care (11.6%)
*	Genentech, Inc.	2,026,537	153,328
*	Health Net Inc.	490,950	25,922
	DENTSPLY International Inc.	665,286	25,454
*	DaVita, Inc.	460,419	24,807
*	Cephalon, Inc.	289,581	23,279
*	Intuitive Surgical, Inc.	163,626	22,706
*	Cytyc Corp.	504,322	21,741
*	Triad Hospitals, Inc.	392,045	21,076
*	Henry Schein, Inc.	390,407	20,859
*	Amylin Pharmaceuticals, Inc.	494,970	20,373
*	Endo Pharmaceuticals Holdings, Inc.	585,913	20,056
*	Sepracor Inc.	467,273	19,168
	Omnicare, Inc.	531,441	19,164

27

			Market
			Value
		Shares	($000)
	Dade Behring Holdings Inc.	359,239	19,083
*	Covance, Inc.	278,031	19,062
	Hillenbrand Industries, Inc.	269,990	17,549
	Beckman Coulter, Inc.	271,161	17,539
	Pharmaceutical Product Development, Inc.	455,471	17,431
*	Community Health Systems, Inc.	411,498	16,645
*	Vertex Pharmaceuticals, Inc.	572,998	16,365
*	Cerner Corp.	286,754	15,906
*	Charles River Laboratories, Inc.	294,577	15,206
*	Invitrogen Corp.	204,829	15,106
*	Millennium Pharmaceuticals, Inc.	1,410,358	14,907
*	Lincare Holdings, Inc.	368,384	14,680
	Universal Health Services Class B	235,875	14,506
*	ResMed Inc.	341,111	14,074
*	VCA Antech, Inc.	371,045	13,985
*	Gen-Probe Inc.	229,574	13,871
*	Respironics, Inc.	325,071	13,845
*	WellCare Health Plans Inc.	147,370	13,338
*	Hologic, Inc.	236,430	13,077
*	IDEXX Laboratories Corp.	135,266	12,800
*	Edwards Lifesciences Corp.	252,163	12,442
*	Kinetic Concepts, Inc.	233,742	12,148
	Health Management Associates Class A	1,059,413	12,035
*	PDL BioPharma Inc.	511,594	11,920
*	Pediatrix Medical Group, Inc.	212,382	11,713
*	Ventana Medical Systems, Inc.	144,937	11,199
*	ImClone Systems, Inc.	310,684	10,986
*	HLTH Corp.	753,173	10,552
	Cooper Cos., Inc.	195,266	10,412
*	Sierra Health Services, Inc.	245,972	10,228
*	Techne Corp.	173,606	9,932
*	LifePoint Hospitals, Inc.	254,871	9,858
*	Kyphon Inc.	199,174	9,590
*	^ Illumina, Inc.	235,550	9,561
*	Advanced Medical Optics, Inc.	265,437	9,258
*	OSI Pharmaceuticals, Inc.	252,148	9,130
*	Inverness Medical Innovations, Inc.	178,597	9,112
	STERIS Corp.	283,690	8,681
*	Psychiatric Solutions, Inc.	238,313	8,641
*	Immucor Inc.	302,165	8,452
*	Magellan Health Services, Inc.	171,265	7,959
*	Sunrise Senior Living, Inc.	197,538	7,900
*	Medarex, Inc.	551,909	7,887
*	MGI Pharma, Inc.	348,741	7,801
*	Affymetrix, Inc.	303,080	7,544
*	BioMarin Pharmaceutical Inc.	418,844	7,514
	Medicis Pharmaceutical Corp.	244,128	7,456
	Chemed Corp.	111,415	7,386
*	Varian, Inc.	134,168	7,356
*	Healthways, Inc.	154,671	7,327
*	Alexion Pharmaceuticals, Inc.	159,441	7,184
	Mentor Corp.	175,136	7,125
*	^ Align Technology, Inc.	292,245	7,061
*	Myriad Genetics, Inc.	188,201	6,999
	Valeant Pharmaceuticals International	415,256	6,931

28

			Market
			Value
		Shares	($000)
	West Pharmaceutical Services, Inc.	146,910	6,927
	Perrigo Co.	335,363	6,566
*	Alkermes, Inc.	441,523	6,446
*	Onyx Pharmaceuticals, Inc.	238,699	6,421
*	Digene Corp.	106,786	6,412
*	Theravance, Inc.	193,985	6,208
	Owens & Minor, Inc. Holding Co.	177,058	6,186
*	Bio-Rad Laboratories, Inc. Class A	81,325	6,146
*	Haemonetics Corp.	116,574	6,133
*	Genesis Healthcare Corp.	86,863	5,943
*	Dionex Corp.	83,488	5,927
*	^ United Therapeutics Corp.	91,655	5,844
*	^ American Medical Systems Holdings, Inc.	315,047	5,683
*	Apria Healthcare Group Inc.	190,862	5,491
*	^ Allscripts Healthcare Solutions, Inc.	215,368	5,488
*	AMERIGROUP Corp.	228,811	5,446
*	PSS World Medical, Inc.	295,864	5,391
*	ArthroCare Corp.	120,287	5,282
*	Human Genome Sciences, Inc.	587,529	5,241
*	Regeneron Pharmaceuticals, Inc.	288,306	5,166
*	Exelixis, Inc.	423,319	5,122
*	PAREXEL International Corp.	119,571	5,029
*	inVentiv Health, Inc.	131,781	4,825
*	Cubist Pharmaceuticals, Inc.	241,841	4,767
*	LifeCell Corp.	148,003	4,520
	Analogic Corp.	61,131	4,494
*	Par Pharmaceutical Cos. Inc.	153,749	4,340
*	K-V Pharmaceutical Co. Class A	158,117	4,307
*	Thoratec Corp.	232,246	4,271
*	DJ Orthopedics Inc.	103,172	4,258
*	ViroPharma Inc.	307,835	4,248
*	Kindred Healthcare, Inc.	138,145	4,244
*	Integra LifeSciences Holdings	85,392	4,220
*	Centene Corp.	192,687	4,127
*	Amedisys Inc.	113,360	4,118
	LCA-Vision Inc.	86,877	4,106
*	Nuvasive, Inc.	151,351	4,088
	Arrow International, Inc.	106,600	4,081
*	Eclipsys Corp.	205,255	4,064
	PolyMedica Corp.	99,121	4,049
*	The Medicines Co.	226,199	3,986
*	Xenoport Inc.	88,843	3,946
*	HealthExtras, Inc.	130,480	3,860
	Brookdale Senior Living Inc.	84,583	3,854
	Alpharma, Inc. Class A	147,931	3,848
*	The TriZetto Group, Inc.	197,703	3,828
*	^ Nektar Therapeutics	400,869	3,804
*	Wright Medical Group, Inc.	154,978	3,738
*	Martek Biosciences Corp.	142,054	3,689
*	CONMED Corp.	124,855	3,656
*	^ Isis Pharmaceuticals, Inc.	360,951	3,494
*	^ SurModics, Inc.	67,714	3,386
*	AMN Healthcare Services, Inc.	152,577	3,357
*	^ CV Therapeutics, Inc.	253,142	3,344
*	Advanced Magnetics, Inc.	56,981	3,314

29

			Market
			Value
		Shares	($000)
*	Pharmion Corp.	112,378	3,253
*	AmSurg Corp.	132,234	3,192
*	Cepheid, Inc.	217,414	3,174
*	Sciele Pharma, Inc.	131,463	3,097
*	Greatbatch, Inc.	95,348	3,089
*	Matria Healthcare, Inc.	100,965	3,057
	^ Ligand Pharmaceuticals Inc. Class B	441,984	3,041
*	^ InterMune Inc.	116,429	3,020
	Meridian Bioscience Inc.	138,080	2,991
*	Noven Pharmaceuticals, Inc.	126,711	2,971
*	Arena Pharmaceuticals, Inc.	269,894	2,966
*	Palomar Medical Technologies, Inc.	80,905	2,808
*	Omnicell, Inc.	135,073	2,807
*	ICU Medical, Inc.	65,142	2,797
*	Halozyme Therapeutics Inc	302,441	2,792
*	Pharmanet Development Group, Inc.	83,885	2,674
	Invacare Corp.	145,638	2,670
*	Cypress Bioscience, Inc.	199,545	2,646
*	Abraxis Bioscience, Inc.	119,024	2,646
*	Savient Pharmaceuticals Inc.	212,537	2,640
*	^ Assisted Living Concepts Inc.	247,218	2,633
*	Kendle International Inc.	70,619	2,597
*	^ Dendreon Corp.	365,512	2,588
*	Bruker BioSciences Corp.	286,405	2,581
*	Pozen Inc.	141,538	2,558
*	Salix Pharmaceuticals, Ltd.	207,509	2,552
*	Phase Forward Inc.	150,797	2,538
*	SonoSite, Inc.	79,861	2,510
*	Symmetry Medical Inc.	155,644	2,492
*	Gentiva Health Services, Inc.	122,557	2,458
	Datascope Corp.	61,914	2,370
*	Tanox, Inc.	117,842	2,287
*	Zymogenetics, Inc.	151,900	2,219
*	PRA International	87,083	2,203
	Vital Signs, Inc.	38,748	2,152
*	Molina Healthcare Inc.	70,491	2,151
*	Quidel Corp.	120,952	2,124
*	Conceptus, Inc.	109,504	2,121
*	Neurocrine Biosciences, Inc.	188,453	2,116
*	Res-Care, Inc.	99,736	2,108
*	Foxhollow Technologies Inc.	99,030	2,103
*	^ Spectranetics Corp.	182,053	2,097
*	Cholestech Corp.	95,316	2,096
*	Adams Respiratory Therapeutics, Inc.	52,806	2,080
*	^ Geron Corp.	293,262	2,065
*	^ Cyberonics, Inc.	120,792	2,032
*	Incyte Corp.	323,322	1,940
*	Radiation Therapy Services, Inc.	73,342	1,932
*	Albany Molecular Research, Inc.	129,476	1,923
*	Sun Healthcare Group Inc.	132,125	1,914
*	^ IRIS International, Inc.	113,507	1,911
*	Keryx Biopharmaceuticals, Inc.	192,928	1,885
*	OraSure Technologies, Inc.	226,378	1,852
*	Stereotaxis Inc.	140,906	1,840
*	Luminex Corp.	148,674	1,830

30

			Market
			Value
		Shares	($000)
*	Progenics Pharmaceuticals, Inc.	84,502	1,823
*	Array BioPharma Inc.	156,161	1,822
*	HMS Holdings Corp.	94,995	1,818
*	Odyssey Healthcare, Inc.	153,256	1,818
*	Regeneration Technologies, Inc.	161,055	1,812
*	LHC Group Inc.	68,835	1,803
*	^ MannKind Corp.	145,389	1,793
*	eResearch Technology, Inc.	187,397	1,782
*	^ Acadia Pharmaceuticals Inc.	130,111	1,779
*	Vital Images, Inc.	64,810	1,760
*	SuperGen, Inc.	316,538	1,760
*	Cross Country Healthcare, Inc.	101,933	1,700
*	Zoll Medical Corp.	75,998	1,696
*	XOMA Ltd.	557,031	1,693
*	Medtox Scientific, Inc.	57,254	1,678
*	Abaxis, Inc.	80,150	1,672
*	Alnylam Pharmaceuticals Inc.	109,093	1,657
	Cambrex Corp.	124,473	1,652
*	Kensey Nash Corp.	61,534	1,650
*	CryoLife Inc.	126,640	1,648
*	Senomyx, Inc.	121,634	1,642
*	Merit Medical Systems, Inc.	137,257	1,642
*	Indevus Pharmaceuticals, Inc.	242,751	1,634
*	Enzo Biochem, Inc.	108,793	1,626
*	Medical Action Industries Inc.	89,894	1,623
*	^ I-Flow Corp.	96,953	1,623
	Landauer, Inc.	31,941	1,573
*	Vivus, Inc.	300,509	1,572
*	Seattle Genetics, Inc.	160,102	1,571
*	Omrix Biopharmaceuticals, Inc.	49,852	1,568
*	Symbion, Inc.	71,437	1,551
*	Immunomedics Inc.	372,739	1,547
*	Durect Corp.	401,039	1,544
*	^ ev3 Inc.	88,907	1,501
*	Bio-Reference Laboratories, Inc.	54,755	1,498
*	^ ABIOMED, Inc.	138,916	1,498
*	Enzon Pharmaceuticals, Inc.	190,245	1,493
*	Providence Service Corp.	55,806	1,491
*	^ Hythiam Inc.	167,268	1,447
*	Air Methods Corp.	39,302	1,441
*	Inspire Pharmaceuticals, Inc.	224,391	1,418
*	Angiodynamics Inc.	77,612	1,398
*	ArQule, Inc.	197,012	1,389
*	Cerus Corp.	199,736	1,350
*	CorVel Corp.	51,081	1,335
*	^ Cytrx Corp.	426,644	1,331
*	^ Penwest Pharmaceuticals Co.	105,993	1,322
*	Dyax Corp.	314,784	1,319
*	Minrad International, Inc.	220,388	1,307
*	GTx, Inc.	80,220	1,299
	National Healthcare Corp.	24,884	1,284
*	^ Momenta Pharmaceuticals, Inc.	125,200	1,262
*	Natus Medical Inc.	79,215	1,261
*	Bradley Pharmaceuticals, Inc.	56,748	1,232
*	Anika Resh Inc.	81,043	1,231

31

			Market
			Value
		Shares	($000)
*	American Dental Partners, Inc.	47,339	1,229
*	Maxygen Inc.	142,452	1,221
	Option Care, Inc.	79,192	1,220
*	Discovery Laboratories, Inc.	428,060	1,211
*	MedCath Corp.	37,957	1,207
*	ImmunoGen, Inc.	217,424	1,207
*	RehabCare Group, Inc.	84,706	1,206
*	Matrixx Initiatives, Inc.	57,058	1,194
*	^ Nastech Pharmaceutical Co., Inc.	109,117	1,190
*	US Physical Therapy, Inc.	88,362	1,190
*	Nabi Biopharmaceuticals	256,893	1,182
*	Pain Therapeutics, Inc.	135,662	1,182
*	^ Akorn, Inc.	168,300	1,176
*	^ Five Star Quality Care, Inc.	145,984	1,165
*	VNUS Medical Technologies, Inc.	86,511	1,159
*	Cutera, Inc.	45,941	1,145
*	^ Aspect Medical Systems, Inc.	75,830	1,134
*	Hanger Orthopedic Group, Inc.	104,842	1,132
*	^ ARIAD Pharmaceuticals, Inc.	206,158	1,132
*	^ Repros Therapeutics, Inc.	90,174	1,127
*	Lexicon Pharmaceuticals Inc.	351,034	1,127
*	Aastrom Biosciences, Inc.	838,008	1,123
*	Micrus Endovascular Corp	45,537	1,120
*	MWI Veterinary Supply Inc.	27,924	1,114
*	Repligen Corp.	285,501	1,113
*	Rigel Pharmaceuticals, Inc.	124,887	1,113
*	Sonic Innovations, Inc.	124,437	1,089
	Psychemedics Corp.	52,403	1,070
*	^ Hansen Medical Inc.	56,600	1,069
*	Osteotech, Inc.	148,419	1,069
*	^ StemCells, Inc.	461,078	1,065
*	Accelrys Inc.	168,010	1,057
	Computer Programs and Systems, Inc.	33,825	1,048
*	America Service Group Inc.	61,552	1,041
*	^ Telik, Inc.	307,139	1,038
*	Emergency Medical Services LP Class A	26,410	1,033
*	^ EPIX Pharmaceuticals Inc.	184,129	1,033
*	^ Emeritus Corp.	33,287	1,031
*	National Dentex Corp.	54,927	1,031
*	Heska Corp.	440,778	1,027
*	Avigen, Inc.	166,312	1,023
*	Healthspring, Inc.	53,560	1,021
*	Accuray Inc.	46,015	1,021
*	Monogram Biosciences, Inc.	602,490	1,018
*	Allos Therapeutics Inc.	229,880	1,016
*	^ Peregrine Pharmaceuticals, Inc.	1,308,631	1,008
*	^ Sangamo BioSciences, Inc.	122,912	998
*	Amicas, Inc.	278,798	987
*	Cardiac Science Corp.	89,674	983
*	Neogen Corp.	34,060	980
*	RadNet, Inc.	101,692	969
*	Orthovita, Inc.	318,690	956
*	Somanetics Corp.	52,042	953
*	Collagenex Pharmaceuticals, Inc.	76,052	943
*	^ Medivation Inc.	46,087	942
32

			Market
			Value
		Shares	($000)
*	Pharmacopeia Drug Discovery Inc.	168,662	936
*	Alliance Imaging, Inc.	99,471	934
*	BioScrip Inc.	194,185	932
*	^ Javelin Pharmaceuticals, Inc.	149,900	928
*	^ Adolor Corp.	249,500	926
*	Merge Technologies, Inc.	141,207	922
*	^ Idenix Pharmaceuticals Inc.	154,147	909
*	^ Trimeris, Inc.	132,351	905
*	Candela Corp.	78,168	905
*	Auxilium Pharmaceuticals, Inc.	56,108	894
*	^ ThermoGenesis Corp.	323,700	893
*	Bioenvision, Inc.	154,215	891
*	^ Cell Genesys, Inc.	262,556	880
*	Cantel Medical Corp.	50,650	862
*	Exact Sciences Corp.	296,260	856
*	Caraco Pharmaceutical Laboratories, Ltd.	56,200	853
*	SONUS Pharmaceuticals, Inc.	159,938	844
*	Endologix, Inc.	186,853	835
*	^ Columbia Laboratories Inc.	346,095	834
*	^ DepoMed, Inc.	170,864	815
*	^ PhotoMedex, Inc.	623,569	811
*	^ Verenium Corp.	156,638	794
*	Harvard Bioscience, Inc.	150,655	791
*	Hooper Holmes, Inc.	235,005	787
*	^ BioCryst Pharmaceuticals, Inc.	100,872	780
*	Bentley Pharmaceuticals, Inc.	63,970	777
*	Clarient, Inc.	380,010	771
*	Possis Medical Inc.	70,794	770
*	NPS Pharmaceuticals Inc.	185,696	769
*	SciClone Pharmaceuticals, Inc.	312,697	766
*	^ Emageon Inc.	84,382	761
*	^ SIGA Technologies, Inc.	230,759	759
*	Nutraceutical International Corp.	45,812	759
*	Orchid Cellmark, Inc.	163,179	757
*	Caliper Life Sciences, Inc.	158,878	745
*	Neurogen Corp.	110,770	736
*	Theragenics Corp.	174,645	728
*	^ Alfacell Corp.	290,436	723
*	BioSphere Medical Inc.	101,701	719
*	^ Memory Pharmaceuticals Corp.	303,278	719
*	National Medical Health Card Systems, Inc.	44,989	718
*	^ Dexcom Inc.	87,422	716
*	^ Encysive Pharmaceuticals, Inc.	398,937	710
*	^ GenVec, Inc.	301,214	708
*	Visicu, Inc.	76,917	704
*	Cynosure Inc.	19,300	703
*	Vascular Solutions, Inc.	75,036	703
*	Allion Healthcare Inc.	119,142	703
*	^ Nuvelo, Inc.	257,926	702
*	^ Curis, Inc.	596,267	698
*	Synovis Life Technologies, Inc.	48,300	696
*	Rural/Metro Corp.	121,462	694
*	Hi-Tech Pharmacal Co., Inc.	57,945	692
*	^ Genomic Health, Inc.	36,235	681
*	^ Emisphere Technologies, Inc.	139,970	677

33

			Market
			Value
		Shares	($000)
*	Cytokinetics, Inc.	118,063	667
*	NMT Medical, Inc.	55,892	664
*	Neurobiological Technologies, Inc.	374,442	663
*	E-Z-EM, Inc.	41,368	662
*	Health Grades, Inc	101,425	660
*	^ Santarus Inc.	127,451	659
*	Lifecore Biomedical Inc.	40,987	650
*	VistaCare, Inc.	66,191	650
*	^ Novavax, Inc.	222,226	644
*	Acorda Therapeutics Inc.	37,759	644
*	^ Rochester Medical Corp.	42,755	642
*	Kosan Biosciences, Inc.	121,538	634
*	ViaCell, Inc.	114,599	634
*	CuraGen Corp.	321,271	633
*	^ AVI BioPharma, Inc.	223,627	626
	Young Innovations, Inc.	21,351	623
*	^ Antigenics, Inc.	217,468	622
*	Panacos Pharmaceuticals Inc.	190,653	616
*	Digirad Corp.	146,169	611
*	^ Insmed Inc.	748,141	606
*	Oxigene, Inc.	151,876	604
*	Bioanalytical Systems, Inc.	83,596	604
*	PDI, Inc.	58,318	598
*	Titan Pharmaceuticals, Inc.	272,698	592
*	Lipid Sciences, Inc.	365,534	585
*	Anadys Pharmaceuticals Inc.	156,303	581
*	^ Nutrition 21 Inc.	347,190	573
	^ Neurometrix Inc.	58,997	573
*	Dialysis Corp. of America	54,340	562
*	^ Vion Pharmaceuticals, Inc.	518,852	560
*	STAAR Surgical Co.	144,410	552
*	Metabasis Therapeutics, Inc.	78,462	549
*	Encorium Group, Inc.	182,015	544
*	Icad Inc.	131,258	543
*	Third Wave Technologies	92,625	542
*	HealthTronics Surgical Services, Inc.	123,347	537
*	^ Cell Therapeutics, Inc.	175,759	536
*	Poniard Pharmaceuticals, Inc.	78,649	535
*	^ Cortex Pharmaceuticals, Inc.	199,402	532
*	^ BioLase Technology, Inc.	87,331	530
*	Medical Staffing Network Holdings, Inc.	96,057	524
*	^ Genelabs Technologies, Inc.	221,199	520
*	Obagi Medical Products, Inc.	29,200	517
*	^ ADVENTRX Pharmaceuticals, Inc.	203,594	517
*	^ GTC Biotherapeutics, Inc.	445,151	516
*	Q-Med, Inc.	131,149	511
*	Iridex Corp.	96,767	507
*	Altus Pharmaceuticals, Inc.	43,500	502
*	^ EntreMed, Inc.	327,854	502
*	Microtek Medical Holdings, Inc.	105,632	486
*	Barrier Therapeutics Inc.	74,710	486
*	Urologix, Inc.	212,418	474
*	SRI/Surgical Express, Inc.	91,061	474
*	^ ATS Medical, Inc.	234,220	473
*	Mediware Information Systems, Inc.	65,238	470

34

			Market
			Value
		Shares	($000)
*	^ Ista Pharmaceuticals Inc.	63,373	468
*	DUSA Pharmaceuticals, Inc.	149,400	460
*	^ Immtech Pharmaceuticals Inc.	54,459	441
*	^ Nanogen, Inc.	325,327	439
*	Vical, Inc.	84,472	438
*	^ Chindex International, Inc.	19,705	436
*	Capital Senior Living Corp.	45,513	429
*	Sequenom, Inc.	94,701	428
*	Inhibitex Inc.	326,688	425
*	^ AtheroGenics, Inc.	197,435	423
*	Orthologic Corp.	290,831	413
*	Exactech, Inc.	25,624	412
*	Animal Health International, Inc.	28,100	407
*	TorreyPines Therapeutics Inc.	58,169	404
*	^ NitroMed, Inc.	183,413	404
*	^ CYTOGEN Corp.	205,849	401
*	^ NationsHealth, Inc.	264,593	397
*	^ Ciphergen Biosystems, Inc.	406,683	394
*	^ Isolagen Inc.	92,000	391
*	^ Tercica, Inc.	76,020	388
*	^ Neose Technologies, Inc.	153,839	380
*	^ Avanir Pharmaceuticals Class A	158,198	378
*	^ Corcept Therapeutics Inc.	132,436	363
*	Acusphere, Inc.	168,621	363
*	^ Biopure Corp. Class A	430,405	361
*	Insite Vision, Inc.	240,185	360
*	^ Escalon Medical Corp.	89,554	354
*	Dynavax Technologies Corp.	84,724	351
*	CardioDynamics International Corp.	522,587	350
*	AP Pharma, Inc.	158,201	346
*	Almost Family Inc.	17,522	337
*	Volcano Corp.	16,332	330
*	MiddleBrook Pharmaceuticals Inc.	128,716	326
*	^ Trubion Pharmaceuticals, Inc.	15,378	321
*	AVANT Immunotherapeutics, Inc.	381,300	316
*	^ Synergetics USA, Inc.	89,184	311
*	^ Novamed, Inc.	51,111	309
*	AtriCure, Inc.	35,300	301
*	Allied Healthcare International Inc.	103,259	289
*	^ Arcadia Resources, Inc.	229,920	287
*	^ Threshold Pharmaceuticals, Inc.	229,255	282
*	^ Targeted Genetics Corp.	97,646	266
	National Research Corp.	10,540	265
*	Pharmacyclics, Inc.	96,744	263
*	^ Hemispherx Biopharma, Inc.	196,692	260
*	NeoPharm, Inc.	217,070	250
*	^ Genta Inc.	823,009	243
*	^ Dyadic International Inc.	45,200	241
*	Vanda Parmaceuticals, Inc.	11,754	238
*	^ Oscient Pharmaceuticals Corp.	51,881	237
*	Palatin Technologies, Inc.	118,190	234
*	^ SCOLR Pharma Inc.	104,800	232
*	^ Combinatorx, Inc.	36,273	224
*	Cadence Pharmaceuticals, Inc.	18,400	223
*	NxStage Medical, Inc.	17,240	223

35

			Market
			Value
		Shares	($000)
*	^ Bionovo Inc.	57,677	223
*	Metabolix Inc.	8,864	222
*	^ Northfield Laboratories, Inc.	154,867	220
*	^ Affymax Inc.	8,000	216
*	Home Diagnostics Inc.	17,900	211
*	^ Continucare Corp.	68,148	211
*	Spectrum Pharmaceuticals Inc.	29,100	209
*	Renovis, Inc.	57,437	207
*	^ Zila, Inc.	147,526	205
*	^ Paincare Holdings Inc.	559,644	204
*	Optimer Pharmaceuticals Inc.	22,600	203
*	^ Critical Therapeutics, Inc.	91,470	199
*	Orexigen Therapeutics Inc.	13,200	198
*	Hollis-Eden Pharmaceuticals, Inc.	94,373	193
*	^ Genitope Corp.	49,084	189
*	Sunlink Health Systems, Inc.	29,400	185
*	Idera Pharmaceuticals, Inc.	25,682	181
*	Molecular Insight Pharmaceuticals, Inc.	19,097	180
*	^ The Quigley Corp.	38,497	179
*	North American Scientific, Inc.	179,866	176
*	^ Epicept Corp.	81,542	175
*	^ Introgen Therapeutics, Inc.	48,571	175
*	^ Immunicon Corp.	82,922	170
*	Biomimetic Therapeutics, Inc.	10,400	163
*	Gene Logic Inc.	115,994	160
*	I-trax, Inc.	38,100	159
*	^ Rotech Healthcare Inc.	139,086	150
	Atrion Corp.	1,489	146
*	^ Accentia Biopharmaceuticals Inc.	55,972	144
*	Icagen, Inc.	72,077	144
*	^ Proxymed Pharmacy, Inc.	62,437	143
*	LeMaitre Vascular Inc.	23,691	142
*	^ Interpharm Holdings, Inc.	108,837	140
*	^ United American Healthcare Corp.	30,666	128
*	Infinity Pharmaceuticals, Inc.	11,533	125
*	Bovie Medical Corp.	20,910	125
*	Fonar Corp.	23,837	118
*	^ Genaera Corp.	40,873	118
*	CardioTech International, Inc.	85,654	114
*	Questcor Pharmaceuticals, Inc.	247,700	111
*	Coley Pharmaceutical Group	30,720	111
*	^ Hana Biosciences, Inc.	59,938	99
*	^ Osiris Therapeutics, Inc.	7,030	95
*	^ BioSante Pharmaceuticals, Inc.	14,916	94
*	SenoRx, Inc.	9,000	92
*	^ La Jolla Pharmaceutical Co.	20,228	91
*	Cyclacel Pharmaceuticals Inc.	13,700	89
*	Interleukin Genetics, Inc.	47,400	88
*	Retractable Technologies, Inc.	32,568	81
*	Novoste Corp.	32,943	80
*	Somaxon Pharmaceuticals, Inc.	5,809	71
*	Clinical Data, Inc.	2,800	59
*	Sunesis Pharmaceuticals, Inc.	15,515	55
	Utah Medical Products, Inc.	1,600	51
*	Favrille, Inc.	11,595	43

36

			Market
			Value
		Shares	($000)
*	IVAX Diagnostics, Inc.	30,108	31
*	Cytori Therapeutics, Inc.	4,800	28
*	Metropolitan Health Networks Inc.	15,300	27
*	Alteon, Inc.	246,131	22
*	Precision Optics Corp., Inc.	65,104	22
*	Cellegy Pharmaceuticals, Inc.	245,753	22
*	Vasomedical, Inc.	174,888	15
*	Inovio Biomedical Corp.	2,105	6
*	Biosite Inc.	33	3
*	^ Aphton Corp.	129,597	—
			1,687,633
Industrials (14.6%)
*	McDermott International, Inc.	486,819	40,464
	Expeditors International of Washington, Inc.	932,434	38,510
	Manpower Inc.	369,973	34,126
*	Foster Wheeler Ltd.	308,307	32,986
*	Jacobs Engineering Group Inc.	517,494	29,761
*	AMR Corp.	1,052,444	27,732
	Joy Global Inc.	475,319	27,725
	The Dun & Bradstreet Corp.	260,189	26,794
	Fastenal Co.	548,386	22,955
	Republic Services, Inc. Class A	736,932	22,580
	Roper Industries Inc.	385,965	22,039
	SPX Corp.	250,246	21,974
	The Manitowoc Co., Inc.	272,965	21,941
	Oshkosh Truck Corp.	324,153	20,396
*	KBR Inc.	733,040	19,228
	Harsco Corp.	368,082	19,140
	Ametek, Inc.	466,442	18,508
*	UAL Corp.	450,000	18,266
	Flowserve Corp.	249,199	17,843
*	AGCO Corp.	400,331	17,378
*	General Cable Corp.	229,124	17,356
*	Stericycle, Inc.	383,870	17,067
*	Corrections Corp. of America	268,610	16,952
	Pentair, Inc.	436,320	16,829
*	BE Aerospace, Inc.	403,301	16,656
*	^ USG Corp.	335,373	16,447
*	Shaw Group, Inc.	353,527	16,365
*	Quanta Services, Inc.	525,082	16,104
	Trinity Industries, Inc.	351,019	15,283
*	Owens Corning Inc.	446,310	15,009
	The Timken Co.	411,598	14,863
*	Continental Airlines, Inc. Class B	428,108	14,500
*	Alliant Techsystems, Inc.	144,445	14,322
*	ChoicePoint Inc.	333,835	14,171
	Hubbell Inc. Class B	260,356	14,117
	Kennametal, Inc.	171,675	14,083
	Teleflex Inc.	171,605	14,034
	Lincoln Electric Holdings, Inc.	187,280	13,904
	IDEX Corp.	358,241	13,807
	The Brink’s Co.	212,777	13,169
	J.B. Hunt Transport Services, Inc.	446,475	13,091
*	Thomas & Betts Corp.	221,489	12,846
	MSC Industrial Direct Co., Inc. Class A	233,171	12,824

37

			Market
			Value
		Shares	($000)
*	Covanta Holding Corp.	518,942	12,792
	Carlisle Co., Inc.	271,690	12,636
*	Kansas City Southern	336,222	12,622
*	Avis Budget Group, Inc.	442,866	12,591
*	WESCO International, Inc.	199,963	12,088
	Laidlaw International Inc.	348,043	12,025
	Florida East Coast Industries, Inc. Class A	142,786	11,848
	Graco, Inc.	291,400	11,738
	Landstar System, Inc.	243,211	11,735
*	Armor Holdings, Inc.	132,667	11,525
	Acuity Brands, Inc.	190,227	11,467
	Bucyrus International, Inc.	160,416	11,354
*	URS Corp.	233,214	11,323
	GATX Corp.	224,289	11,046
	The Corporate Executive Board Co.	167,300	10,859
	Donaldson Co., Inc.	301,425	10,716
	Belden Inc.	190,345	10,536
*	Hertz Global Holdings Inc.	392,215	10,421
	The Toro Co.	176,051	10,368
*	Washington Group International, Inc.	128,092	10,249
*	EMCOR Group, Inc.	140,374	10,233
	DRS Technologies, Inc.	176,962	10,135
	Con-way, Inc.	199,953	10,046
	Crane Co.	219,494	9,976
	Alexander & Baldwin, Inc.	187,406	9,953
*	Gardner Denver Inc.	232,035	9,873
	Granite Construction Co.	148,487	9,530
*	Copart, Inc.	311,324	9,523
	Watson Wyatt & Co. Holdings	188,149	9,498
*	United Rentals, Inc.	290,994	9,469
*	Spirit Aerosystems Holdings Inc.	257,327	9,277
*	YRC Worldwide, Inc.	251,372	9,250
*	^ JetBlue Airways Corp.	786,127	9,237
	Deluxe Corp.	226,316	9,191
*	Waste Connections, Inc.	300,531	9,088
	Curtiss-Wright Corp.	194,229	9,053
*	First Solar, Inc.	101,118	9,029
*	Kirby Corp.	233,585	8,967
	Baldor Electric Co.	180,126	8,877
*	Ceradyne, Inc.	119,566	8,843
*	Genlyte Group, Inc.	112,454	8,832
	Herman Miller, Inc.	277,861	8,780
	Brady Corp. Class A	236,191	8,772
	Lennox International Inc.	255,026	8,730
*	Hexcel Corp.	412,312	8,687
	HNI Corp.	211,474	8,670
	IKON Office Solutions, Inc.	550,405	8,592
	CLARCOR Inc.	224,278	8,395
*	Moog Inc.	185,535	8,184
*	United Stationers, Inc.	122,300	8,150
	Wabtec Corp.	214,798	7,847
	Actuant Corp.	121,008	7,631
	Nordson Corp.	148,464	7,447
*	PHH Corp.	236,334	7,376
*	GrafTech International Ltd.	437,341	7,365

38

			Market
			Value
		Shares	($000)
*	FTI Consulting, Inc.	188,036	7,151
*	Resources Connection, Inc.	215,477	7,150
*	American Commercial Lines Inc.	272,949	7,110
*	Teledyne Technologies, Inc.	152,901	7,026
	Woodward Governor Co.	129,270	6,938
	Briggs & Stratton Corp.	218,155	6,885
	Macquarie Infrastructure Company LLC	164,227	6,812
	Skywest, Inc.	282,147	6,724
*	US Airways Group Inc.	216,514	6,554
	Regal-Beloit Corp.	139,092	6,473
*	EGL, Inc.	139,164	6,468
	Kaydon Corp.	123,692	6,447
*	Geo Group Inc.	219,860	6,398
	Mueller Water Products, Inc.	421,503	6,323
*	Hub Group, Inc.	172,456	6,064
*	Perini Corp.	97,930	6,026
*	Huron Consulting Group Inc.	81,860	5,977
	Watsco, Inc.	108,964	5,928
	Mine Safety Appliances Co.	131,649	5,761
	Mueller Industries Inc.	163,018	5,614
	Barnes Group, Inc.	176,746	5,599
*	Korn/Ferry International	213,152	5,597
	Valmont Industries, Inc.	75,771	5,513
*	Tetra Tech, Inc.	255,744	5,511
	Steelcase Inc.	295,797	5,472
*	Orbital Sciences Corp.	259,882	5,460
*	Cenveo Inc.	234,771	5,444
	^ Simpson Manufacturing Co.	161,334	5,443
*	Esterline Technologies Corp.	112,460	5,433
*	AAR Corp.	164,223	5,421
*	^ Energy Conversion Devices, Inc.	173,172	5,337
*	Genesee & Wyoming Inc. Class A	176,282	5,260
	Albany International Corp.	128,617	5,201
*	^ Force Proctection, Inc.	250,445	5,169
*	IHS Inc. Class A	111,273	5,119
	ABM Industries Inc.	194,022	5,008
*	Alaska Air Group, Inc.	176,766	4,925
	^ Knight Transportation, Inc.	253,790	4,918
	Watts Water Technologies, Inc.	130,566	4,892
	Triumph Group, Inc.	72,899	4,773
	Applied Industrial Technology, Inc.	161,775	4,772
	UAP Holding Corp.	157,590	4,750
*	Labor Ready, Inc.	203,529	4,704
*	TeleTech Holdings Inc.	144,201	4,684
*	Acco Brands Corp.	201,263	4,639
*	Mobile Mini, Inc.	157,374	4,595
	Forward Air Corp.	132,283	4,510
*	CoStar Group, Inc.	84,510	4,469
	Interface, Inc.	233,782	4,409
*	Infrasource Services Inc.	118,634	4,401
*	The Advisory Board Co.	79,020	4,390
*	AirTran Holdings, Inc.	400,962	4,379
*	NCI Building Systems, Inc.	87,749	4,329
	Werner Enterprises, Inc.	212,142	4,275
	Arkansas Best Corp.	109,591	4,271

39

			Market
			Value
		Shares	($000)
*	The Middleby Corp.	70,326	4,207
	Heartland Express, Inc.	257,711	4,201
	^ Franklin Electric, Inc.	88,884	4,194
	NACCO Industries, Inc. Class A	26,755	4,160
*	ESCO Technologies Inc.	114,505	4,152
*	EnPro Industries, Inc.	94,733	4,054
*	Heidrick & Struggles International, Inc.	78,332	4,014
	A.O. Smith Corp.	99,642	3,975
	Robbins & Myers, Inc.	74,683	3,968
	Viad Corp.	93,871	3,959
*	RBC Bearings Inc.	94,293	3,890
*	Dollar Thrifty Automotive Group, Inc.	93,483	3,818
	Pacer International, Inc.	161,917	3,808
*	^ Taser International Inc.	271,361	3,788
*	Armstrong Worldwide Industries, Inc.	75,347	3,779
	G & K Services, Inc. Class A	94,955	3,752
*	Goodman Global, Inc.	166,405	3,698
*	Old Dominion Freight Line, Inc.	122,314	3,688
*	M&F Worldwide Corp.	55,250	3,679
	Healthcare Services Group, Inc.	121,994	3,599
	Ameron International Corp.	39,816	3,591
*	Consolidated Graphics, Inc.	51,823	3,590
	Administaff, Inc.	106,498	3,567
*	^ Evergreen Solar, Inc.	383,408	3,566
*	Astec Industries, Inc.	83,824	3,539
	Universal Forest Products, Inc.	83,395	3,524
*	Navigant Consulting, Inc.	189,012	3,508
	Apogee Enterprises, Inc.	124,487	3,463
*	Atlas Air Worldwide Holdings, Inc.	58,563	3,452
	Cascade Corp.	43,956	3,448
*	Sequa Corp. Class A	30,745	3,443
*	Superior Essex Inc.	89,993	3,361
	Federal Signal Corp.	210,347	3,336
	Kaman Corp. Class A	106,534	3,323
*	^ Beacon Roofing Supply, Inc.	195,117	3,315
*	Interline Brands, Inc.	126,894	3,309
*	Clean Harbors Inc.	66,145	3,269
	McGrath RentCorp	96,864	3,263
	Rollins, Inc.	141,293	3,217
*	GenCorp, Inc.	245,234	3,205
*	Williams Scotsman International Inc.	132,904	3,164
	Freightcar America Inc.	65,071	3,113
	Titan International, Inc.	97,659	3,087
*	School Specialty, Inc.	85,883	3,044
*	Republic Airways Holdings Inc.	147,585	3,003
*	^ Amerco, Inc.	39,189	2,959
	^ Lindsay Manufacturing Co.	66,431	2,942
	Knoll, Inc.	130,527	2,924
	Tennant Co.	80,086	2,923
*	TransDigm Group, Inc.	71,129	2,878
*	II-VI, Inc.	105,688	2,872
	Bowne & Co., Inc.	145,806	2,845
*	Insituform Technologies Inc. Class A	127,047	2,771
	United Industrial Corp.	46,074	2,764

40

			Market
			Value
		Shares	($000)
	Comfort Systems USA, Inc.	192,880	2,735
	CIRCOR International, Inc.	67,590	2,733
	Kelly Services, Inc. Class A	96,201	2,642
*	Hudson Highland Group, Inc.	122,133	2,612
*	Columbus McKinnon Corp.	80,785	2,601
	Tredegar Corp.	119,331	2,542
*	Kforce Inc.	158,181	2,528
*	Griffon Corp.	114,300	2,489
	Cubic Corp.	82,112	2,478
*	Spherion Corp.	259,269	2,435
*	ABX Air, Inc.	298,009	2,402
	^ Encore Wire Corp.	79,941	2,353
*	^ American Superconductor Corp.	121,415	2,345
*	EnerSys	126,341	2,312
	Raven Industries, Inc.	64,678	2,310
	Ennis, Inc.	98,176	2,309
*	CRA International Inc.	47,348	2,282
*	^ American Science & Engineering, Inc.	39,975	2,273
*	CBIZ Inc.	306,538	2,253
	EDO Corp.	67,870	2,231
*	Kadant Inc.	70,410	2,197
*	Ladish Co., Inc.	50,321	2,164
	Sun Hydraulics Corp.	43,433	2,139
	Wabash National Corp.	144,275	2,111
	Dynamic Materials Corp.	56,145	2,105
*	Accuride Corp.	136,010	2,096
*	Kenexa Corp.	54,794	2,066
	CDI Corp.	61,862	1,992
*	American Reprographics Co.	64,228	1,978
	HEICO Corp.	45,409	1,911
*	Chart Industries, Inc.	66,737	1,898
*	^ FuelCell Energy, Inc.	237,391	1,880
	Ampco-Pittsburgh Corp.	46,731	1,873
*	Integrated Electrical Services, Inc.	56,704	1,870
*	Commercial Vehicle Group Inc.	100,328	1,869
	AAON, Inc.	58,647	1,868
*	On Assignment, Inc.	169,048	1,812
*	Astronics Corp.	56,558	1,803
*	Pike Electric Corp.	80,485	1,801
*	Innovative Solutions and Support, Inc.	76,949	1,787
*	DynCorp International Inc. Class A	80,900	1,779
*	Blount International, Inc.	135,525	1,773
*	Gehl Co.	58,155	1,766
*	Midwest Air Group Inc.	117,413	1,764
*	NuCo2, Inc.	67,973	1,745
	TAL International Group, Inc.	58,400	1,735
	American Woodmark Corp.	49,951	1,728
	Horizon Lines Inc.	52,315	1,714
*	H&E Equipment Services, Inc.	61,708	1,712
*	Celadon Group Inc.	106,577	1,695
*	^ TurboChef Technologies, Inc.	120,951	1,684
*	^ A.S.V., Inc.	95,708	1,654
	LSI Industries Inc.	90,845	1,626
*	Lydall, Inc.	110,067	1,608
*	Lamson & Sessions Co.	60,200	1,600

41

			Market
			Value
		Shares	($000)
	Vicor Corp.	119,769	1,585
*	Team, Inc.	35,226	1,584
	Hardinge, Inc.	46,463	1,581
*	^ 3D Systems Corp.	63,553	1,581
*	COMSYS IT Partners Inc.	69,070	1,575
	Standex International Corp.	55,303	1,573
*	Layne Christensen Co.	38,169	1,563
*	Saia, Inc.	56,798	1,548
*	Houston Wire & Cable Co.	52,969	1,505
*	^ Microvision, Inc.	296,909	1,485
*	Rush Enterprises, Inc. Class A	67,878	1,474
*	Michael Baker Corp.	39,598	1,471
*	First Consulting Group, Inc.	154,655	1,469
	Waste Industries USA, Inc.	42,739	1,459
	HEICO Corp. Class A	41,440	1,457
*	Volt Information Sciences Inc.	78,819	1,453
*	Pinnacle Airlines Corp.	77,400	1,451
	^ Mueller Water Products, Inc. Class A	82,600	1,409
*	^ Power-One, Inc.	349,199	1,390
	^ Badger Meter, Inc.	48,872	1,381
*	Argon ST, Inc.	59,371	1,378
	Diamond Management and Technology Consultants,Inc.	102,915	1,358
*	Builders FirstSource, Inc.	84,318	1,354
*	Miller Industries, Inc.	52,500	1,318
*	L.B. Foster Co. Class A	45,663	1,310
*	LECG Corp.	85,086	1,286
	^ The Greenbrier Cos., Inc.	42,109	1,273
*	Standard Parking Corp.	36,094	1,268
*	Herley Industries Inc.	76,750	1,256
*	Park-Ohio Holdings Corp.	45,954	1,255
*	Cornell Cos., Inc.	50,963	1,252
*	ExpressJet Holdings, Inc.	207,292	1,240
*	^ Trex Co., Inc.	62,707	1,231
	Gorman-Rupp Co.	38,090	1,214
	Multi-Color Corp.	30,531	1,200
	Bluelinx Holdings Inc.	112,164	1,177
*	Casella Waste Systems, Inc.	108,500	1,170
*	^ Medis Technology Ltd.	79,450	1,167
*	Axsys Technologies, Inc.	53,891	1,153
*	GeoEye Inc.	52,908	1,150
*	Magnatek, Inc.	222,811	1,147
*	AZZ Inc.	34,068	1,146
*	^ PRG-Schultz International, Inc.	70,996	1,129
*	Dynamex Inc.	43,902	1,121
	American Railcar Industries, Inc.	28,609	1,116
*	Odyssey Marine Exploration, Inc.	182,063	1,094
*	LMI Aerospace, Inc.	44,261	1,075
*	Learning Tree International, Inc.	79,223	1,038
	The Standard Register Co.	90,898	1,036
*	MTC Technologies, Inc.	42,081	1,034
*	U.S. Xpress Enterprises, Inc.	55,540	1,032
*	A.T. Cross Co. Class A	87,611	1,025
*	^ Plug Power, Inc.	315,993	992
	Electro Rent Corp.	68,201	992
	Schawk, Inc.	48,096	963

42

			Market
			Value
		Shares	($000)
*	Industrial Distribution Group, Inc.	84,499	954
	Met-Pro Corp.	60,470	950
*	Universal Truckload Services, Inc.	47,623	946
*	Tecumseh Products Co. Class A	58,948	926
*	Baldwin Technology Class A	150,245	906
	Barrett Business Services, Inc.	34,900	901
	Interpool, Inc.	33,159	892
	Lawson Products, Inc.	23,041	892
*	Taleo Corp. Class A	39,531	891
*	Marten Transport, Ltd.	49,300	888
	American Ecology Corp.	41,268	884
*	USA Truck, Inc.	52,798	876
*	Mesa Air Group Inc.	131,905	872
*	Exponent, Inc.	38,880	870
	^ Insteel Industries, Inc.	48,268	869
	Twin Disc, Inc.	12,046	866
*	^ Flanders Corp.	111,393	858
*	GP Strategies Corp.	78,560	855
*	Sterling Construction Co., Inc.	40,243	851
	Aceto Corp.	91,743	850
*	Ducommun, Inc.	33,004	849
*	P.A.M. Transportation Services, Inc.	46,138	843
*	^ BTU International, Inc.	60,748	838
*	Hurco Cos., Inc.	16,575	828
*	^ Frontier Airlines Holdings, Inc.	144,961	812
*	PeopleSupport Inc.	70,225	797
	Angelica Corp.	36,962	779
*	^ UQM Technologies, Inc.	185,508	775
	Supreme Industries, Inc. Class A	111,530	774
*	Sirva Inc.	390,470	773
*	Willis Lease Finance Corp.	63,220	735
*	Huttig Building Products, Inc.	96,939	734
*	Ionatron Inc.	187,605	732
*	Altra Holdings Inc.	42,277	731
*	Intersections Inc.	71,328	713
*	Powell Industries, Inc.	21,870	695
*	CPI Aerostructures, Inc.	83,615	694
*	ICT Group, Inc.	36,852	690
*	Sifco Industries, Inc.	36,750	688
*	U.S. Home Systems, Inc.	68,512	682
*	Modtech Holdings, Inc.	249,569	674
	Todd Shipyards Corp.	31,217	646
*	Furmanite Corp.	83,245	644
*	^ Capstone Turbine Corp.	593,384	641
*	^ Coleman Cable Inc.	24,700	639
*	Quality Distribution Inc.	56,369	633
	Quixote Corp.	33,730	631
	L.S. Starrett Co. Class A	34,332	629
*	^ C & D Technologies, Inc.	112,193	628
*	WCA Waste Corp.	70,553	626
*	APAC Teleservices, Inc.	256,702	624
*	MAIR Holdings, Inc.	90,713	599
*	^ SatCon Technology Corp.	487,955	590
	^ AMREP Corp.	12,289	584
*	TRC Cos., Inc.	39,361	584

43

			Market
			Value
		Shares	($000)
*	Ultralife Batteries, Inc.	55,298	582
	^ Preformed Line Products Co.	11,933	573
*	Perma-Fix Environmental Services, Inc.	182,297	560
*	^ Beacon Power Corp.	431,039	543
*	Patriot Transportation Holding, Inc.	6,178	536
*	^ Innerworkings, Inc.	32,500	521
*	Energy Focus Inc.	78,228	519
*	^ Medialink Worldwide, Inc.	105,798	515
	Applied Signal Technology, Inc.	32,793	512
*	Milacron Inc.	57,640	503
*	^ The Allied Defense Group, Inc.	65,003	500
*	Hawaiian Holdings, Inc.	131,600	480
*	Aerovironment Inc.	22,200	458
*	^ Millennium Cell Inc.	683,977	457
*	Nashua Corp.	42,021	453
*	^ Valence Technology Inc.	391,263	434
*	Spherix Inc.	180,735	425
*	K-Tron International, Inc	4,091	415
	Omega Flex Inc.	20,504	397
	Alamo Group, Inc.	15,252	384
*	La Barge, Inc.	30,977	381
	Frozen Food Express Industries, Inc.	36,616	371
*	Peco II, Inc.	445,659	361
*	COMFORCE Corp.	129,816	349
*	^ Arrowhead Research Corp	68,399	344
*	Allegiant Travel Co.	10,869	334
	Ecology and Environment, Inc.	25,625	329
*	^ Document Security Systems, Inc.	23,800	328
*	Active Power, Inc.	179,703	320
*	Covenant Transport, Inc.	26,676	304
*	^ Distributed Energy Systems Corp.	222,343	289
*	TVI Corp.	494,807	287
*	Catalytica Energy Systems, Inc.	226,840	272
*	Stanley Inc.	15,439	272
	Providence and Worcester Railroad Co.	13,800	267
*	TRM Corp.	181,434	265
	Xerium Technologies Inc.	34,481	263
	Sypris Solutions, Inc.	28,286	227
*	PGT, Inc.	20,561	225
*	Mac-Gray Corp.	14,600	223
*	^ Arotech Corp.	66,018	223
	^ Empire Resources Inc.	22,000	212
*	LGL Group	16,300	209
*	Tecumseh Products Co. Class B	11,900	177
*	Competitive Technologies, Inc.	58,064	150
*	Hudson Technology, Inc.	126,607	139
*	Innotrac Corp.	57,721	139
*	American Electric Tech. Inc.	15,560	81
*	Rush Enterprises, Inc. Class B	3,700	77
	The Eastern Co.	2,400	70
*	TeamStaff, Inc.	68,628	61
*	MFRI, Inc.	1,400	39
	Hubbell Inc. Class A	500	27
*	Peerless Manufacturing Co.	300	6
*	BMC Industries, Inc.	126,104	—

44

			Market
			Value
		Shares	($000)
*	Allied Holdings, Inc.	39,000	—
*	Kaiser Ventures LLC Class A	36,800	—
			2,121,783
Information Technology (14.8%)
	MasterCard, Inc. Class A	288,211	47,806
*	Akamai Technologies, Inc.	721,372	35,088
	Microchip Technology, Inc.	945,458	35,020
	Harris Corp.	587,537	32,050
*	LAM Research Corp.	590,056	30,329
	Amphenol Corp.	782,644	27,901
*	Cadence Design Systems, Inc.	1,217,791	26,743
	^ Total System Services, Inc.	863,446	25,480
*	McAfee Inc.	697,918	24,567
*	BEA Systems, Inc.	1,713,808	23,462
*	CDW Corp.	266,766	22,667
*	Avnet, Inc.	571,266	22,645
*	Alliance Data Systems Corp.	289,313	22,358
*	aQuantive, Inc.	345,456	22,040
*	Ceridian Corp.	627,174	21,951
*	Arrow Electronics, Inc.	538,073	20,678
*	Activision, Inc.	1,101,547	20,566
*	Iron Mountain, Inc.	759,504	19,846
*	Western Digital Corp.	976,353	18,892
*	Red Hat, Inc.	845,342	18,834
*	DST Systems, Inc.	237,357	18,801
	Intersil Corp.	591,625	18,613
*	NAVTEQ Corp.	427,256	18,090
*	Trimble Navigation Ltd.	524,265	16,881
*	Synopsys, Inc.	627,461	16,584
*	salesforce.com, Inc.	384,578	16,483
*	CommScope, Inc.	267,461	15,606
*	Cypress Semiconductor Corp.	665,717	15,505
*	CheckFree Corp.	384,141	15,442
	Diebold, Inc.	287,528	15,009
*	F5 Networks, Inc.	183,292	14,773
*	Varian Semiconductor Equipment Associates, Inc.	345,414	13,837
*	Brocade Communications Systems, Inc.	1,755,092	13,725
*	Ingram Micro, Inc. Class A	626,066	13,592
*	Polycom, Inc.	403,282	13,550
*	FLIR Systems, Inc.	291,044	13,461
*	Integrated Device Technology Inc.	872,331	13,320
*	ValueClick, Inc.	436,050	12,846
*	Vishay Intertechnology, Inc.	808,758	12,795
	Global Payments Inc.	299,759	11,885
*	International Rectifier Corp.	317,465	11,829
*	Zebra Technologies Corp. Class A	301,976	11,699
	Broadridge Financial Solutions LLC	610,439	11,672
	FactSet Research Systems Inc.	164,784	11,263
*	Parametric Technology Corp.	506,325	10,942
*	^ Equinix, Inc.	118,331	10,824
*	Foundry Networks, Inc.	636,487	10,604
*	Fairchild Semiconductor International, Inc.	541,044	10,453
*	Nuance Communications, Inc.	622,849	10,420
*	Atmel Corp.	1,871,579	10,406
*	Anixter International Inc.	137,572	10,347

45

			Market
			Value
		Shares	($000)
*	^ Itron, Inc.	131,200	10,226
	MoneyGram International, Inc.	365,800	10,224
	Fair Isaac, Inc.	250,798	10,062
*	SAVVIS, Inc.	201,789	9,991
*	Andrew Corp.	681,701	9,844
*	MICROS Systems, Inc.	178,871	9,731
*	Sybase, Inc.	399,853	9,552
*	^ Cree, Inc.	368,413	9,523
*	Sonus Networks, Inc.	1,108,881	9,448
*	ADC Telecommunications, Inc.	510,000	9,348
*	Tech Data Corp.	241,930	9,305
*	ANSYS, Inc.	340,226	9,016
*	SAIC, Inc.	494,564	8,937
	Jack Henry & Associates Inc.	340,356	8,764
*	THQ Inc.	286,890	8,756
*	Tessera Technologies, Inc.	211,003	8,556
*	Arris Group Inc.	479,929	8,442
*	TIBCO Software Inc.	921,090	8,336
*	Silicon Laboratories Inc.	240,263	8,316
*	Emulex Corp.	373,757	8,163
	National Instruments Corp.	249,965	8,141
	Acxiom Corp.	303,962	8,040
*	Microsemi Corp.	334,982	8,023
*	Digital River, Inc.	177,233	8,020
*	FormFactor Inc.	208,867	8,000
*	Amkor Technology, Inc.	491,189	7,736
*	j2 Global Communications, Inc.	217,618	7,595
*	Atheros Communications, Inc.	242,282	7,472
*	VeriFone Holdings, Inc.	210,410	7,417
*	eFunds Corp.	206,062	7,272
*	Palm, Inc.	453,827	7,266
*	Benchmark Electronics, Inc.	319,699	7,232
*	3Com Corp.	1,743,270	7,200
*	Sanmina-SCI Corp.	2,300,000	7,199
*	PMC Sierra Inc.	930,000	7,189
*	Electronics for Imaging, Inc.	248,484	7,012
*	Macrovision Corp.	232,037	6,975
	ADTRAN Inc.	268,577	6,975
*	Rambus Inc.	386,486	6,949
*	CACI International, Inc.	135,500	6,619
*	Interdigital Communications Corp.	205,159	6,600
*	Perot Systems Corp.	384,850	6,558
*	ON Semiconductor Corp.	601,598	6,449
*	BearingPoint, Inc.	881,726	6,445
*	Avocent Corp.	220,544	6,398
*	^ Avid Technology, Inc.	180,498	6,381
*	^ Take-Two Interactive Software, Inc.	318,902	6,368
*	Cymer, Inc.	158,380	6,367
*	BISYS Group, Inc.	530,599	6,277
*	Euronet Worldwide, Inc.	212,104	6,185
*	Wright Express Corp.	178,261	6,109
*	Hewitt Associates, Inc.	189,258	6,056
*	MPS Group, Inc.	450,075	6,018
*	Brooks Automation, Inc.	330,958	6,007
*	Entegris Inc.	497,296	5,908

46

			Market
			Value
		Shares	($000)
*	Progress Software Corp.	179,881	5,718
	Imation Corp.	153,996	5,676
*	Informatica Corp.	382,634	5,652
*	Dolby Laboratories Inc.	159,388	5,644
*	Gartner, Inc. Class A	227,805	5,602
*	NETGEAR, Inc.	152,300	5,521
	Plantronics, Inc.	210,271	5,513
*	Transaction Systems Architects, Inc.	162,460	5,468
*	CNET Networks, Inc.	663,500	5,434
*	Aspen Technologies, Inc.	385,054	5,391
*	^ Intermec, Inc.	212,446	5,377
*	Dycom Industries, Inc.	177,756	5,329
*	RF Micro Devices, Inc.	847,348	5,287
*	Skyworks Solutions, Inc.	713,840	5,247
	Technitrol, Inc.	178,162	5,108
*	CSG Systems International, Inc.	190,720	5,056
*	Mentor Graphics Corp.	374,391	4,931
	United Online, Inc.	294,672	4,859
*	SiRF Technology Holdings, Inc.	233,666	4,846
*	Quest Software, Inc.	297,486	4,816
*	Insight Enterprises, Inc.	213,289	4,814
*	Semtech Corp.	275,049	4,767
*	Comtech Telecommunications Corp.	101,450	4,709
*	Rofin-Sinar Technologies Inc.	67,933	4,687
*	Plexus Corp.	203,437	4,677
*	Aeroflex, Inc.	327,247	4,637
*	SRA International, Inc.	183,293	4,630
*	Blackboard Inc.	109,524	4,613
*	Trident Microsystems, Inc.	249,656	4,581
*	ATMI, Inc.	151,796	4,554
*	MKS Instruments, Inc.	162,735	4,508
*	Tekelec	307,142	4,429
	Cognex Corp.	196,133	4,415
*	^ OmniVision Technologies, Inc.	242,328	4,389
*	Checkpoint Systems, Inc.	173,180	4,373
*	Zoran Corp.	217,915	4,367
	Blackbaud, Inc.	195,536	4,317
*	Komag, Inc.	134,630	4,293
*	Websense, Inc.	197,205	4,191
	MAXIMUS, Inc.	96,382	4,181
*	Coherent, Inc.	137,032	4,181
*	CMGI Inc.	2,137,681	4,168
*	Synaptics Inc.	115,561	4,136
*	EarthLink, Inc.	541,523	4,045
*	DealerTrack Holdings Inc.	106,152	3,911
*	MicroStrategy Inc.	41,311	3,903
*	^ Finisar Corp.	1,024,008	3,871
*	Powerwave Technologies, Inc.	572,071	3,833
*	^ L-1 Identity Solutions Inc.	186,202	3,808
*	Epicor Software Corp.	255,291	3,796
*	Cabot Microelectronics Corp.	104,841	3,721
*	FEI Co.	113,704	3,691
*	Diodes Inc.	88,151	3,682
*	RealNetworks, Inc.	448,840	3,667
	AVX Corp.	218,686	3,661

47

			Market
			Value
		Shares	($000)
*	ScanSource, Inc.	113,588	3,634
*	Wind River Systems Inc.	328,889	3,618
	MTS Systems Corp.	80,491	3,596
*	Opsware, Inc.	377,110	3,586
*	SPSS, Inc.	80,370	3,548
*	Advanced Energy Industries, Inc.	156,432	3,545
*	ViaSat, Inc.	110,383	3,543
*	AMIS Holdings Inc.	282,966	3,543
*	^ ANADIGICS, Inc.	256,546	3,538
*	Novatel Wireless, Inc.	133,452	3,472
*	Standard Microsystem Corp.	99,857	3,429
*	Ariba, Inc.	342,960	3,399
*	Concur Technologies, Inc.	147,317	3,366
*	Quantum Corp.	1,056,297	3,348
*	Littelfuse, Inc.	98,938	3,341
	Agilysys, Inc.	148,129	3,333
*	Silicon Image, Inc.	386,051	3,312
*	Manhattan Associates, Inc.	118,134	3,297
	InfoSpace, Inc.	141,556	3,286
*	Sycamore Networks, Inc.	810,844	3,260
*	Cirrus Logic, Inc.	389,317	3,231
*	Blue Coat Systems, Inc.	65,130	3,225
*	Kulicke & Soffa Industries, Inc.	305,924	3,203
	Micrel, Inc.	248,450	3,160
	Black Box Corp.	76,361	3,160
*	Applied Micro Circuits Corp.	1,246,763	3,117
*	Harmonic, Inc.	350,241	3,107
*	^ SunPower Corp. Class A	49,233	3,104
*	^ Color Kinetics Inc.	92,887	3,103
*	Internap Network Services Corp.	214,743	3,097
*	TriQuint Semiconductor, Inc.	611,196	3,093
*	Brightpoint, Inc.	223,332	3,080
*	C-COR Inc.	217,409	3,057
	^ Daktronics, Inc.	141,784	3,046
*	The Ultimate Software Group, Inc.	104,828	3,033
*	Vignette Corp.	156,189	2,993
*	Conexant Systems, Inc.	2,166,421	2,990
*	Electro Scientific Industries, Inc.	140,026	2,913
*	Axcelis Technologies, Inc.	448,719	2,912
*	Rogers Corp.	78,608	2,908
*	Advent Software, Inc.	89,242	2,905
*	Lattice Semiconductor Corp.	507,281	2,902
*	Mastec Inc.	182,534	2,888
*	Sykes Enterprises, Inc.	150,752	2,863
	^ Quality Systems, Inc.	75,350	2,861
*	Lawson Software, Inc.	288,987	2,858
*	Newport Corp.	180,207	2,790
*	Photronics, Inc.	185,447	2,759
*	VASCO Data Security International, Inc.	120,777	2,749
*	Ixia	294,713	2,729
*	DSP Group Inc.	133,209	2,727
*	Interwoven Inc.	192,451	2,702
*	^ UTStarcom, Inc.	473,314	2,655
*	KEMET Corp.	371,557	2,619
	Park Electrochemical Corp.	91,811	2,587

48

			Market
			Value
		Shares	($000)
*	Veeco Instruments, Inc.	124,481	2,582
*	^ Netlogic Microsystems Inc.	80,839	2,574
*	^ Echelon Corp.	163,898	2,562
*	ManTech International Corp.	82,942	2,557
*	^ Sigma Designs, Inc.	97,566	2,545
*	JDA Software Group, Inc.	127,076	2,495
*	SonicWALL, Inc.	289,592	2,488
*	Sapient Corp.	320,331	2,476
	Openwave Systems Inc.	390,855	2,447
*	Stratasys, Inc.	51,484	2,419
*	Covansys Corp.	69,663	2,364
*	Perficient, Inc.	112,884	2,337
*	Forrester Research, Inc.	82,870	2,331
	Gevity HR, Inc.	120,180	2,323
*	^ WebMD Health Corp. Class A	49,242	2,318
*	Spansion Inc. Class A	206,327	2,290
*	The Knot, Inc.	113,224	2,286
*	Internet Capital Group Inc.	182,957	2,269
*	Cogent Inc.	153,846	2,260
	^ Marchex, Inc.	136,918	2,235
*	Magma Design Automation, Inc.	156,306	2,195
*	Authorize.Net Holdings Inc.	120,358	2,153
*	Tyler Technologies, Inc.	173,140	2,149
*	Actuate Software Corp.	316,379	2,148
*	Hutchinson Technology, Inc.	113,289	2,131
*	Intevac, Inc.	100,041	2,127
*	^ MRV Communications Inc.	653,384	2,123
*	Exar Corp.	155,047	2,078
	Cohu, Inc.	92,045	2,048
	CTS Corp.	160,915	2,037
*	^ On2 Technologies, Inc.	678,860	2,037
*	Art Technology Group, Inc.	762,172	2,027
*	Chordiant Software, Inc.	129,028	2,021
	Methode Electronics, Inc. Class A	126,842	1,985
*	Rudolph Technologies, Inc.	119,146	1,979
*	Excel Technology, Inc.	70,591	1,972
*	Ciber, Inc.	238,308	1,949
*	Ansoft Corp.	65,366	1,928
*	Hittite Microwave Corp.	45,088	1,927
	Inter-Tel, Inc.	79,958	1,913
*	Mattson Technology, Inc.	193,979	1,882
*	^ Infocrossing, Inc.	101,701	1,878
*	Loral Space and Communications Ltd.	38,047	1,875
*	FARO Technologies, Inc.	58,296	1,857
*	DTS Inc.	85,146	1,854
*	Adaptec, Inc.	485,847	1,851
*	MSC Software Corp.	136,658	1,850
	TNS Inc.	127,738	1,841
*	^ Bankrate, Inc.	38,334	1,837
*	FalconStor Software, Inc.	174,116	1,837
*	Avanex Corp.	1,013,970	1,825
*	Credence Systems Corp.	502,924	1,811
*	TTM Technologies, Inc.	138,951	1,806
*	Asyst Technologies, Inc.	249,227	1,802
*	Extreme Networks, Inc.	443,395	1,796

49

			Market
			Value
		Shares	($000)
	X-Rite Inc.	121,188	1,790
*	Anaren, Inc.	101,133	1,781
*	Secure Computing Corp.	229,852	1,745
*	Agile Software Corp.	215,533	1,737
*	LoJack Corp.	77,613	1,730
*	Radiant Systems, Inc.	130,302	1,725
*	EPIQ Systems, Inc.	105,982	1,713
	^ Imergent, Inc.	69,800	1,707
*	^ Monolithic Power Systems	96,911	1,691
*	Keynote Systems Inc.	102,775	1,686
*	Sirenza Microdevices, Inc.	141,428	1,679
*	MIPS Technologies, Inc.	184,859	1,625
*	^ Research Frontiers, Inc.	115,002	1,623
*	^ TranSwitch Corp.	878,857	1,600
*	Actel Corp.	114,940	1,599
*	Silicon Storage Technology, Inc.	428,596	1,599
*	Global Cash Access, Inc.	99,312	1,591
*	Gateway, Inc.	997,244	1,586
*	Borland Software Corp.	266,638	1,584
*	S1 Corp.	196,631	1,571
*	Gerber Scientific, Inc.	134,511	1,563
*	Harris Stratex Networks, Inc. Class A	86,029	1,547
*	^ Universal Display Corp.	98,355	1,545
*	Immersion Corp.	102,846	1,541
*	Applix, Inc.	93,567	1,539
*	RightNow Technologies Inc.	92,765	1,522
*	^ ParkerVision, Inc.	126,643	1,513
*	Rackable Systems Inc.	122,292	1,512
*	InterVoice, Inc.	180,379	1,503
*	^ Presstek, Inc.	187,526	1,498
	^ Heartland Payment Systems, Inc.	51,000	1,496
*	^ EMCORE Corp.	274,191	1,494
*	SI International Inc.	45,213	1,493
*	CyberSource Corp.	123,597	1,491
*	Sonic Solutions, Inc.	114,820	1,448
*	Genesis Microchip Inc.	154,495	1,446
*	OSI Systems Inc.	52,825	1,445
*	Supertex, Inc.	46,000	1,442
	infoUSA Inc.	140,576	1,437
*	Spectrum Control, Inc.	84,945	1,434
*	Visual Sciences Inc.	92,519	1,431
*	Nu Horizons Electronics Corp.	104,530	1,391
*	Riverbed Technology, Inc.	31,700	1,389
*	Digi International, Inc.	93,469	1,378
*	Terremark Worldwide, Inc.	213,541	1,377
*	EMS Technologies, Inc.	61,888	1,365
*	Rimage Corp.	43,154	1,363
*	LTX Corp.	240,102	1,335
*	Greenfield Online, Inc.	83,415	1,327
*	Symmetricom Inc.	156,451	1,314
*	I-many, Inc.	474,883	1,306
*	^ i2 Technologies, Inc.	69,787	1,301
*	iBasis, Inc.	128,714	1,294
*	iGATE Corp.	159,676	1,281
*	Lionbridge Technologies, Inc.	213,895	1,260

50

			Market
			Value
		Shares	($000)
	Pegasystems Inc.	115,062	1,258
*	eCollege.com Inc.	56,370	1,254
*	Packeteer, Inc.	159,276	1,244
*	Ultra Clean Holdings, Inc.	88,853	1,242
	Integral Systems, Inc.	50,954	1,239
*	SeaChange International, Inc.	159,106	1,235
*	Zhone Technologies	859,193	1,233
*	Globecomm Systems, Inc.	83,820	1,225
*	Neoware Systems, Inc.	90,427	1,224
*	^ Convera Corp.	279,162	1,217
*	Mercury Computer Systems, Inc.	99,282	1,211
*	Ditech Networks Inc.	146,653	1,201
*	Ultratech, Inc.	89,965	1,199
*	Kopin Corp.	306,860	1,197
*	SourceForge Inc.	283,104	1,195
*	Network Equipment Technologies, Inc.	124,217	1,185
	TheStreet.com, Inc.	108,887	1,185
*	Pericom Semiconductor Corp.	106,012	1,183
*	Safeguard Scientifics, Inc.	418,291	1,175
	NIC Inc.	171,551	1,173
*	^ Multi-Fineline Electronix, Inc.	67,731	1,162
*	eSPEED, Inc. Class A	134,162	1,159
*	^ iPass Inc.	212,054	1,149
*	Entrust, Inc.	282,447	1,147
*	Microtune, Inc.	218,437	1,142
*	Nextwave Wireless Inc.	135,400	1,131
*	Smith Micro Software, Inc.	74,525	1,122
*	Switch and Data Inc.	58,300	1,119
*	^ Mindspeed Technologies, Inc.	503,315	1,112
	Bel Fuse, Inc. Class B	32,200	1,096
*	Advanced Analogic Technologies, Inc.	111,358	1,080
*	IXYS Corp.	129,178	1,079
*	Moldflow Corp.	48,337	1,062
*	Semitool, Inc.	109,570	1,053
*	SupportSoft, Inc.	192,535	1,051
*	Photon Dynamics, Inc.	94,600	1,031
*	^ NVE Corp.	29,191	1,028
*	^ MoSys, Inc.	116,586	1,020
*	Iomega Corp.	218,732	1,017
*	^ Volterra Semiconductor Corp.	71,228	1,011
*	RadiSys Corp.	81,436	1,010
*	Concurrent Computer Corp.	563,339	1,008
*	AXT, Inc.	232,847	1,008
*	Hypercom Corp.	169,511	1,002
*	Aware, Inc.	184,000	994
	American Software, Inc. Class A	95,757	986
*	PDF Solutions, Inc.	79,887	945
*	OYO Geospace Corp.	12,629	937
*	Hughes Communications Inc.	17,853	932
*	SYNNEX Corp.	44,327	914
*	Measurement Specialties, Inc.	38,541	913
*	Telular Corp.	194,104	906
	Keithley Instruments Inc.	71,718	900
*	Sumtotal Systems Inc.	114,466	899
*	DDi Corp.	112,175	896

51

			Market
			Value
		Shares	($000)
*	Telecommunication Systems, Inc.	175,567	892
*	ZiLOG, Inc.	173,147	888
*	PC Connection, Inc.	66,806	885
*	Pervasive Software Inc.	186,283	857
*	OPNET Technologies, Inc.	74,418	857
*	LivePerson, Inc.	159,959	856
*	Endwave Corp.	74,358	850
*	Zygo Corp.	59,108	845
*	NetScout Systems, Inc.	96,090	833
	Startek, Inc.	76,369	824
*	Ramtron International Corp.	257,456	824
*	^ Lasercard Corp.	75,169	821
*	^ Maxwell Technologies, Inc.	57,637	820
*	Think Partnership Inc.	272,700	815
*	Saba Software, Inc.	157,901	810
*	Autobytel Inc.	187,099	795
*	Online Resources Corp.	72,077	791
	^ Renaissance Learning, Inc.	60,148	791
*	Bottomline Technologies, Inc.	61,760	763
*	Cray, Inc.	98,621	752
*	SRS Labs, Inc.	76,819	749
*	Omniture, Inc.	32,455	744
*	Ciprico Inc.	91,560	743
*	PLX Technology, Inc.	66,481	742
*	BSQUARE Corp.	124,459	741
*	Performance Technologies, Inc.	163,776	740
*	^ Zix Corp.	396,789	734
*	Dynamics Research Corp.	56,188	732
*	Rainmaker Systems, Inc.	102,650	730
*	Cherokee International Corp.	146,793	725
*	Inforte Corp.	173,749	725
*	Versant Corp.	30,031	724
*	Integrated Silicon Solution, Inc.	114,966	724
*	Phoenix Technologies Ltd.	85,808	723
*	Zones, Inc.	80,087	721
*	Travelzoo, Inc.	26,977	717
*	Bitstream Inc.	103,654	716
*	Oplink Communications, Inc.	47,519	713
*	^ Local.com Corp	102,677	712
*	^ Midway Games Inc.	111,796	711
*	Network Engines, Inc.	383,130	705
*	Westell Technologies, Inc.	269,126	702
*	^ Lumera Corp.	157,079	701
*	Bookham, Inc.	310,133	698
*	Tollgrade Communications, Inc.	66,138	698
	MOCON, Inc.	60,543	696
	QAD Inc.	83,858	696
*	OpenTV Corp.	325,504	690
*	Optium Corp.	53,432	676
*	Entertainment Distribution Company Inc.	338,399	673
*	Aetrium, Inc.	151,214	671
*	White Electronic Designs Corp.	115,241	668
*	Management Network Group Inc.	290,072	661
*	Innodata Isogen, Inc.	162,461	650
*	Tumbleweed Communications Corp.	254,504	649

52

			Market
			Value
		Shares	($000)
*	^ Telkonet, Inc.	330,814	648
*	Captaris Inc.	125,948	645
*	PC-Tel, Inc.	73,528	643
*	GSE Systems, Inc.	96,707	638
*	SM&A Corp.	90,887	637
*	TechTeam Global, Inc.	53,103	635
	Astro-Med, Inc.	63,939	635
*	NetManage, Inc.	136,578	628
*	Hauppage Digital, Inc.	124,829	615
*	^ Transmeta Corp.	818,223	614
*	^ Intelli-Check Inc.	109,698	612
*	Airspan Networks Inc.	168,024	610
	Communications Systems, Inc.	54,604	607
*	Viewpoint Corp.	539,032	604
*	CyberOptics Corp.	44,789	603
*	Key Tronic Corp.	117,640	600
*	Miva Inc.	91,717	596
*	KVH Industries, Inc.	67,926	596
*	Virage Logic Corp.	79,195	581
*	Liquidity Services, Inc.	30,849	579
*	^ Vyyo Inc.	86,795	576
*	Electroglas, Inc.	265,401	571
*	Silicon Graphics Inc.	21,394	568
*	^ 8X8 Inc.	405,996	564
*	LookSmart, Ltd.	142,522	556
*	Jupitermedia Corp.	75,427	549
*	Commvault Systems, Inc.	31,500	544
*	Radyne Comstream Inc.	50,845	543
*	Carrier Access Corp.	115,327	541
*	American Technology Corp.	141,362	533
*	Web.com, Inc.	84,062	530
*	WJ Communications, Inc.	302,223	529
*	Catapult Communications Corp.	53,291	529
	COMARCO, Inc.	83,572	527
*	Datalink Corp.	78,268	526
*	Interactive Intelligence Inc.	25,392	523
*	^ Applied Digital Solutions, Inc.	379,116	519
*	^ I.D. Systems, Inc.	40,329	519
*	Staktek Holdings Inc.	129,651	510
*	Catalyst Semiconductor, Inc.	106,713	508
*	Aptimus, Inc.	74,593	506
*	STEC Inc.	78,278	503
*	Napster, Inc.	146,461	498
*	Allied Motion Technologies, Inc.	68,999	497
*	Onvia.com, Inc.	57,911	496
*	QuickLogic Corp.	185,360	495
*	En Pointe Technologies, Inc.	121,889	486
*	RF Monolithics, Inc.	94,159	484
*	Exlservice Holdings Inc.	25,767	483
*	Dot Hill Systems Corp.	133,020	479
*	CallWave, Inc.	131,529	477
*	^ Micronetics Inc.	52,120	477
*	Pixelworks, Inc.	324,128	476
*	Quovadx, Inc.	151,659	475
*	EasyLink Services Corp.	84,381	474

53

			Market
			Value
		Shares	($000)
*	LeCroy Corp.	48,438	471
*	^ Mechanical Technology Inc.	368,638	464
*	Computer Task Group, Inc.	103,548	463
*	ePlus Inc.	46,908	456
*	CPI International, Inc.	22,586	448
*	Kintera Inc.	189,936	427
*	Optical Cable Corp.	82,646	425
*	Occam Networks, Inc.	42,481	424
*	^ Napco Security Systems, Inc.	66,980	422
*	Bell Microproducts Inc.	64,646	421
*	^ InsWeb Corp.	55,315	419
*	Centillium Communications, Inc.	199,554	417
*	Answerthink Consulting Group, Inc.	114,981	416
*	OpNext, Inc.	31,400	416
*	ActivIdentity Corp.	89,132	410
*	FSI International, Inc.	128,110	409
*	Digimarc Corp.	41,435	406
*	^ Wave Systems Corp. Class A	195,166	406
*	Planar Systems, Inc.	53,726	402
*	Nanometrics Inc.	57,838	397
*	^ FOCUS Enhancements, Inc.	383,012	395
	Avici Systems Inc.	51,864	389
*	^ Access Intergrated Technologies Inc.	47,300	383
*	Hifn, Inc.	63,479	375
*	Lantronix, Inc.	265,987	372
*	Peerless Systems Corp.	167,609	359
*	^ Simulations Plus, Inc.	38,914	357
*	Goldleaf Financial Solutions, Inc.	65,563	354
*	Acme Packet, Inc.	30,600	352
*	^ NeoMagic Corp.	103,169	349
*	EFJ, Inc.	64,419	347
*	Cascade Microtech, Inc.	28,600	343
*	Neon Communications Group Inc.	68,800	343
*	^ DataTRAK International Inc.	73,962	339
*	^ Verso Technologies, Inc.	404,268	336
*	^ DivX, Inc.	22,200	333
*	Nextest Systems Corp.	24,032	329
*	SCM Microsystems, Inc.	107,595	323
*	California Micro Devices Corp.	79,185	321
*	Merix Corp.	40,537	320
*	Sonic Foundry, Inc.	139,772	309
*	^ Mobility Electronics, Inc.	81,348	307
*	SigmaTel Inc.	105,469	306
*	SteelCloud Inc.	229,983	299
*	Optical Communication Products, Inc.	182,129	295
*	Video Display Corp.	37,389	295
*	IPG Photonics Corp.	14,600	291
*	^ LightPath Technologies, Inc. Class A	59,257	289
*	BigBand Networks Inc.	21,700	284
	Mesa Laboratories, Inc.	12,258	282
*	Synchronoss Technologies, Inc.	9,572	281
*	PAR Technology Corp.	32,900	280
*	deltathree, Inc.	217,919	279
*	Selectica, Inc.	141,298	271
*	AuthentiDate Holding Corp.	174,816	267

54

			Market
			Value
		Shares	($000)
*	Ikanos Communications, Inc.	34,459	262
*	InFocus Corp.	117,337	262
*	Calamp Corp.	63,330	262
*	ESS Technology, Inc.	153,723	255
*	Synplicity, Inc.	36,402	255
*	PLATO Learning, Inc.	54,990	253
*	RAE Systems, Inc.	106,022	245
*	Evolving Systems, Inc.	107,674	243
*	Data I/O Corp.	73,066	243
*	Stratos International Inc.	30,357	242
*	Evans & Sutherland Computer Corp.	106,397	242
*	NMS Communications Corp.	139,536	240
*	Vocus, Inc.	9,123	229
*	^ TII Network Technologies, Inc.	87,277	229
*	LogicVision, Inc.	236,153	213
	Bel Fuse, Inc. Class A	5,719	211
	TSR, Inc.	54,086	211
*	Sunrise Telecom Inc.	65,460	208
*	^ The SCO Group, Inc.	154,724	206
*	Callidus Software Inc.	24,836	201
*	Pfsweb Inc.	233,188	196
*	TransAct Technologies Inc.	29,904	179
*	Bell Industries, Inc.	48,946	179
*	Leadis Technology Inc.	50,620	178
*	^ WorldGate Communications, Inc.	348,891	176
*	Innovex, Inc.	106,590	171
*	LoopNet, Inc.	6,700	156
*	^ Ibis Technology Corp.	101,314	156
*	^ Digital Angel Corp.	90,100	144
*	ACE*COMM Corp.	140,841	137
*	Orbcomm, Inc	8,010	131
*	Intraware, Inc.	27,523	131
*	^ Isilon Systems Inc.	8,200	126
*	^ Majesco Entertainment Co.	82,188	123
*	Cosine Communications, Inc.	34,812	119
*	AXS-One Inc.	169,886	112
*	Technology Solutions Co.	15,968	112
*	^ Superconductor Technologies Inc.	73,647	110
*	PlanetOut, Inc.	77,352	107
*	Interlink Electronics Inc.	69,789	106
*	Comverge Inc.	3,400	105
	Richardson Electronics, Ltd.	11,090	103
*	Website Pros, Inc.	10,861	102
*	Sento Corp.	73,817	101
*	Atari, Inc.	34,477	97
*	Firstwave Technologies, Inc.	49,096	94
*	^ Delphax Technologies, Inc.	81,502	93
*	Overland Storage, Inc.	32,429	84
*	Unica Corp.	4,103	68
*	Sourcefire Inc.	4,400	62
*	MakeMusic! Inc.	8,096	49
	Frequency Electronics, Inc.	4,000	42
*	Suntron Corp.	36,866	42
*	ThinkEngine Networks, Inc.	18,400	39
*	^ MTI Technology Corp.	101,018	33

55

			Market
			Value
		Shares	($000)
*	Verticalnet, Inc.	36,457	20
*	Conolog Corp.	2,175	4
*	^ VCampus Corp.	38,990	4
*	ISCO International, Inc.	18,000	4
*	Radview Software Ltd.	9,000	1
*	Media 100 Inc.	162,889	1
*	US Dataworks Inc.	100	—
*	Synergy Brands Inc.	25	—
			2,154,693
Materials (5.5%)
	Lyondell Chemical Co.	940,369	34,906
	Martin Marietta Materials, Inc.	186,792	30,264
*	The Mosaic Co.	662,735	25,860
*	Owens-Illinois, Inc.	677,130	23,700
*	Domtar Corp.	1,923,470	21,466
	Lubrizol Corp.	302,973	19,557
	Sonoco Products Co.	437,416	18,726
*	AK Steel Holding Corp.	487,246	18,208
*	Crown Holdings, Inc.	714,966	17,853
	Commercial Metals Co.	517,990	17,493
	Airgas, Inc.	343,710	16,464
	Reliance Steel & Aluminum Co.	283,682	15,960
	Steel Dynamics, Inc.	373,402	15,649
	FMC Corp.	167,254	14,951
*	Smurfit-Stone Container Corp.	1,116,118	14,856
	Chaparral Steel Co.	205,907	14,799
	Florida Rock Industries, Inc.	216,579	14,619
	Carpenter Technology Corp.	112,097	14,607
	Cleveland-Cliffs Inc.	179,867	13,970
	Albemarle Corp.	350,520	13,506
	Cabot Corp.	281,824	13,437
	Celanese Corp. Series A	331,174	12,843
	Valspar Corp.	441,936	12,555
	RPM International, Inc.	530,858	12,268
	CF Industries Holdings, Inc.	203,537	12,190
*	Titanium Metals Corp.	375,279	11,971
	Cytec Industries, Inc.	184,540	11,768
	Chemtura Corp.	1,055,006	11,721
	Nalco Holding Co.	400,958	11,006
	AptarGroup Inc.	303,237	10,783
*	Terra Industries, Inc.	405,547	10,309
	Huntsman Corp.	397,327	9,659
	Texas Industries, Inc.	119,440	9,365
	Packaging Corp. of America	360,235	9,118
	Louisiana-Pacific Corp.	460,610	8,715
	Scotts Miracle-Gro Co.	191,753	8,234
	Greif Inc. Class A	137,064	8,170
	Quanex Corp.	162,780	7,927
	H.B. Fuller Co.	265,176	7,926
*	RTI International Metals, Inc.	100,799	7,597
*	OM Group, Inc.	131,000	6,933
*	Century Aluminum Co.	124,512	6,802
	Olin Corp.	322,919	6,781
	Worthington Industries, Inc.	302,889	6,558
*	^ W.R. Grace & Co.	258,409	6,328

56

			Market
			Value
		Shares	($000)
	^ Bowater Inc.	246,757	6,157
	Silgan Holdings, Inc.	105,276	5,820
	Minerals Technologies, Inc.	84,028	5,626
	Eagle Materials, Inc.	109,985	5,395
	Sensient Technologies Corp.	205,474	5,217
	Metal Management, Inc.	112,320	4,950
	Compass Minerals International, Inc.	140,900	4,884
	Rock-Tenn Co.	152,651	4,842
	Ferro Corp.	190,264	4,743
	Schnitzer Steel Industries, Inc. Class A	96,491	4,626
*	Hecla Mining Co.	531,359	4,538
	Ryerson Tull, Inc.	117,112	4,409
*	^ Coeur d’Alene Mines Corp.	1,224,582	4,396
*	Rockwood Holdings, Inc.	106,486	3,892
	Arch Chemicals, Inc.	107,000	3,760
*	Brush Engineered Materials Inc.	89,388	3,753
	Spartech Corp.	141,272	3,751
	NewMarket Corp.	76,971	3,723
*	^ Zoltek Cos., Inc.	88,591	3,679
*	Kaiser Aluminum Corp.	45,238	3,297
	A. Schulman Inc.	134,544	3,273
*	Haynes International, Inc.	37,993	3,208
	Myers Industries, Inc.	144,879	3,203
*	Headwaters Inc.	185,243	3,199
	Wausau Paper Corp.	227,768	3,052
*	PolyOne Corp.	412,964	2,969
	Deltic Timber Corp.	53,894	2,954
	Gibraltar Industries Inc.	131,669	2,916
	A.M. Castle & Co.	77,717	2,791
	^ Georgia Gulf Corp.	150,551	2,726
	Glatfelter	198,606	2,699
	AMCOL International Corp.	98,640	2,694
	Royal Gold, Inc.	107,193	2,548
	Tronox Inc. Class B	176,717	2,483
	Neenah Paper Inc.	59,219	2,443
*	Buckeye Technology, Inc.	156,660	2,424
	Westlake Chemical Corp.	81,481	2,291
*	Stillwater Mining Co.	205,235	2,260
*	Pioneer Cos., Inc.	62,633	2,153
	Schweitzer-Mauduit International, Inc.	69,350	2,150
*	Graphic Packaging Corp.	435,245	2,107
*	^ Calgon Carbon Corp.	174,350	2,022
*	Omnova Solutions Inc.	280,140	1,695
*	Symyx Technologies, Inc.	144,605	1,664
	Koppers Holdings, Inc.	44,040	1,483
*	Flotek Industries, Inc.	24,510	1,469
*	Universal Stainless & Alloy Products, Inc.	39,287	1,384
*	U.S. Concrete, Inc.	158,272	1,375
*	AEP Industries, Inc.	30,033	1,352
	Olympic Steel, Inc.	45,387	1,301
	Penford Corp.	46,827	1,278
*	Northwest Pipe Co.	32,105	1,142
*	Wheeling-Pittsburgh Corp.	54,729	1,041
*	ADA-ES Inc	49,495	1,036
*	Landec Corp.	68,596	919

57

			Market
			Value
		Shares	($000)
	Chesapeake Corp. of Virginia	72,529	912
*	Material Sciences Corp.	76,340	900
	NL Industries, Inc.	88,208	884
	Balchem Corp.	47,518	863
*	^ LSB Industries, Inc.	40,037	856
*	ICO, Inc.	79,980	845
	^ American Vanguard Corp.	56,092	803
*	^ Nonophase Technologies Corp.	129,549	789
	NN, Inc.	64,826	765
*	^ U.S. Energy Corp.	137,619	740
*	^ Idaho General Mines, Inc.	111,500	707
*	Caraustar Industries, Inc.	119,386	627
	Quaker Chemical Corp.	26,022	614
	Stepan Co.	18,307	554
	Nevada Chemicals, Inc.	50,457	512
*	Mod-Pac Corp.	49,498	507
*	Claymont Steel Holdings	23,038	493
	Great Northern Iron Ore	3,600	420
	Synalloy Corp.	11,338	396
*	TOR Minerals International, Inc.	160,090	394
*	Rock of Ages Corp.	77,742	389
	Wellman, Inc.	125,891	383
*	^ U.S. Gold Corp.	63,952	352
	Hawkins, Inc.	21,355	330
*	^ Pope & Talbot, Inc.	80,097	318
*	United States Lime & Mineral	3,400	125
*	Eden Bioscience Corp.	90,059	101
	Innophos Holdings Inc.	5,150	74
*	Canyon Resources Corp.	136,500	72
*	Kapstone Paper and Packaging Corp.	3,900	30
			801,295
Telecommunication Services (2.5%)
*	American Tower Corp. Class A	1,827,974	76,775
*	NII Holdings Inc.	715,641	57,781
*	Level 3 Communications, Inc.	6,688,921	39,130
*	Crown Castle International Corp.	1,057,830	38,367
	Telephone & Data Systems, Inc.	308,174	19,282
*	SBA Communications Corp.	450,949	15,147
*	Leap Wireless International, Inc.	133,778	11,304
	Telephone & Data Systems, Inc. - Special Common Shares	147,351	8,480
*	Time Warner Telecom Inc.	408,313	8,207
*	NeuStar, Inc. Class A	280,948	8,139
*	Dobson Communications Corp.	667,034	7,411
*	MetroPCS Communications Inc.	210,800	6,965
*	U.S. Cellular Corp.	72,778	6,594
*	Cincinnati Bell Inc.	1,087,181	6,284
*	PAETEC Holding Corp	308,855	3,487
*	Premiere Global Services, Inc.	265,361	3,455
	USA Mobility, Inc.	119,637	3,201
	Iowa Telecommunications Services Inc.	138,640	3,151
	Alaska Communications Systems Holdings, Inc.	181,682	2,878
*	Cogent Communications Group, Inc.	94,237	2,815
*	General Communication, Inc.	217,683	2,789
*	Rural Cellular Corp. Class A	61,482	2,694
	IDT Corp. Class B	240,528	2,482

58

			Market
			Value
		Shares	($000)
	FairPoint Communications, Inc.	134,110	2,380
	NTELOS Holdings Corp.	84,391	2,333
	CT Communications, Inc.	70,909	2,163
*	^ Clearwire Corp.	82,500	2,015
	iPCS, Inc.	59,165	2,004
	Consolidated Communications Holdings, Inc.	85,011	1,921
*	Syniverse Holdings Inc.	141,301	1,817
*	Centennial Communications Corp. Class A	184,234	1,748
	Shenandoah Telecommunications Co.	33,024	1,679
	Surewest Communications	57,877	1,577
*	Echelon Telecom, Inc.	48,475	1,435
	North Pittsburgh Systems, Inc.	63,712	1,354
*	Cbeyond Inc.	33,498	1,290
*	^ Covad Communications Group, Inc.	1,280,532	1,152
*	^ ICO Global Communications (Holdings) Ltd.	299,385	1,042
*	^ Fibertower Corp.	230,207	997
	Atlantic Tele-Network, Inc.	31,804	911
*	^ FiberNet Telecom Group, Inc.	91,266	786
*	LCC International, Inc. Class A	142,299	629
	Hickory Tech Corp.	68,066	619
	D&E Communications, Inc.	33,192	609
*	^ Globalstar, Inc.	47,300	490
*	^ InPhonic, Inc.	93,751	437
*	Arbinet Holdings, Inc.	72,060	435
*	Boston Communications Group, Inc.	244,638	426
*	Wireless Facilities, Inc.	196,250	330
*	XETA Technologies Inc.	94,529	302
	Warwick Valley Telephone Co.	21,505	280
*	^ Vonage Holdings Corp.	69,100	215
*	Aruba Networks, Inc.	7,800	157
*	Metro One Telecommunications, Inc.	70,936	150
*	^ Multiband Corp.	145,215	99
	IDT Corp.	7,368	74
*	Fusion Telecommunications International, Inc.	36,100	18
*	GoAmerica, Inc.	2,302	12
*	Pac-West Telecom, Inc.	143,083	3
*	^ URON Inc.	7,260	1
*	Trinsic Inc.	4,606	—
			370,708
Utilities (4.6%)
*	Mirant Corp.	1,119,300	47,738
*	Reliant Energy, Inc.	1,492,911	40,234
*	NRG Energy, Inc.	791,422	32,899
	Equitable Resources, Inc.	531,667	26,349
	ONEOK, Inc.	485,585	24,478
	Pepco Holdings, Inc.	842,035	23,745
	Wisconsin Energy Corp.	511,806	22,637
	MDU Resources Group, Inc.	794,808	22,286
	Alliant Energy Corp.	508,414	19,752
	SCANA Corp.	510,313	19,540
	Northeast Utilities	674,521	19,129
	Energy East Corp.	690,414	18,013
	Energen Corp.	313,313	17,213
*	Sierra Pacific Resources	967,333	16,986
	National Fuel Gas Co.	367,480	15,916

59

			Market
			Value
		Shares	($000)
	Southern Union Co.	471,821	15,377
	NSTAR	467,450	15,169
	OGE Energy Corp.	400,781	14,689
	DPL Inc.	494,463	14,013
	AGL Resources Inc.	340,638	13,789
	^ Aqua America, Inc.	580,304	13,051
	UGI Corp. Holding Co.	464,076	12,660
	Puget Energy, Inc.	510,919	12,354
	Atmos Energy Corp.	388,276	11,672
	Great Plains Energy, Inc.	375,377	10,931
	PNM Resources Inc.	337,150	9,369
	Westar Energy, Inc.	382,696	9,292
	Vectren Corp.	334,430	9,006
	Hawaiian Electric Industries Inc.	358,941	8,503
	Piedmont Natural Gas, Inc.	323,386	7,971
	WGL Holdings Inc.	215,226	7,025
*	Aquila, Inc.	1,648,360	6,742
	Black Hills Corp.	164,618	6,544
	ALLETE, Inc.	134,183	6,313
	New Jersey Resources Corp.	122,376	6,244
	Southwest Gas Corp.	184,351	6,233
	Cleco Corp.	252,343	6,182
	IDACORP, Inc.	190,809	6,114
	Northwest Natural Gas Co.	118,325	5,465
	UniSource Energy Corp.	155,577	5,117
	NorthWestern Corp.	158,381	5,038
	Avista Corp.	231,098	4,980
*	El Paso Electric Co.	200,409	4,922
	South Jersey Industries, Inc.	129,798	4,592
	Otter Tail Corp.	130,385	4,181
	UIL Holdings Corp.	110,433	3,655
	ITC Holdings Corp.	83,631	3,398
	^ California Water Service Group	90,431	3,390
	Portland General Electric Co.	117,620	3,227
	The Laclede Group, Inc.	97,407	3,105
	MGE Energy, Inc.	93,502	3,055
	Empire District Electric Co.	134,709	3,013
	American States Water Co.	76,484	2,721
	CH Energy Group, Inc.	59,618	2,681
	SJW Corp.	63,218	2,105
	^ Ormat Technologies Inc.	53,741	2,025
	EnergySouth, Inc.	36,922	1,883
	Southwest Water Co.	120,136	1,534
	Cascade Natural Gas Corp.	53,322	1,408
	Central Vermont Public Service Corp.	36,610	1,379
*	^ Cadiz Inc.	59,617	1,340
	Connecticut Water Services, Inc.	50,002	1,219
*	SEMCO Energy, Inc.	139,599	1,085
	Chesapeake Utilities Corp.	26,382	904
	Middlesex Water Co.	41,647	800
*	Maine & Maritimes Corp.	27,125	728
	Unitil Corp.	23,826	648
	The York Water Co.	17,924	318
	Artesian Resources Corp. Class A	13,043	250

60

			Market
			Value
		Shares	($000)
*	Pure Cycyle Inc.	14,266	111
	BIW Ltd.	2,300	52
			676,487
Total Common Stocks (Cost $10,853,832)			14,534,889
Temporary Cash Investments (4.8%)[1]
Money Market Fund (4.8%)
2	Vanguard Market Liquidity Fund, 5.281%	35,109,663	35,110
2	Vanguard Market Liquidity Fund, 5.281%	656,766,430	656,766
		691,876

		Face
		Amount
		($000)
U.S. Agency Obligation (0.0%)
3	Federal Home Loan Mortgage Corp.
4	5.197%, 7/9/07	6,000	5,994
Total Temporary Cash Investments (Cost $697,869)			697,870
Total Investments (104.7%) (Cost $11,551,701)			15,232,759
Other Assets and Liabilities—Net (–4.7%)			–679,079
Net Assets (100%)			14,553,680

* Non-income-producing security.

^ Part of security position is on loan to broker-dealers.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 4.7%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4 Securities with a value of $5,994,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

61

© 2007 Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA982 082007

Vanguard® U.S. Stock Index Funds
Large-Capitalization Portfolios

> Semiannual Report

June 30, 2007

Vanguard Growth Index Fund

Vanguard Value Index Fund

Vanguard Large-Cap Index Fund

Vanguard Total Stock Market Index Fund

>	For the first half of 2007, the four Vanguard large-capitalization index funds closely tracked the returns of their target indexes.

>	Despite a brief but sharp pullback in February, stock prices rose smartly during the half-year.

>	Energy and industrial stocks were strong contributors in all four funds, while financial and consumer-oriented issues fared less well.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	4
Growth Index Fund	11
Value Index Fund	29
Large-Cap Index Fund	47
Total Stock Market Index Fund	59
About Your Fund’s Expenses	72
Trustees Approve Advisory Arrangement	75
Glossary	76

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended June 30, 2007
	Ticker	Total
	Symbol	Returns
Vanguard Growth Index Fund
Investor Shares	VIGRX	7.9%
Admiral™ Shares[1]	VIGAX	8.0
Signal™ Shares[2]	VIGSX	–1.8[3]
Institutional Shares[4]	VIGIX	8.0
ETF Shares[5]	VUG
Market Price		7.9
Net Asset Value		8.0
MSCI® US Prime Market Growth Index		8.0
Average Large-Cap Growth Fund6		7.6

Vanguard Value Index Fund
Investor Shares	VIVAX	6.7%
Admiral Shares	VVIAX	6.7
Signal Shares	VVISX	–2.73
Institutional Shares	VIVIX	6.7
ETF Shares	VTV
Market Price		6.6
Net Asset Value		6.7
MSCI US Prime Market Value Index		6.8
Average Large-Cap Value Fund6		7.2

1  A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2  Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

3  Return is since the share-class inception on June 4, 2007.

4  This class of shares carries low expenses and is available for a minimum initial investment of $5 million.

5  Vanguard ETF™ Shares are traded on the American Stock Exchange and are available only through brokers. The table shows ETF returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2.

6  Derived from data provided by Lipper Inc.

1

Your Fund’s Total Returns

Six Months Ended June 30, 2007
	Ticker	Total
	Symbol	Returns
Vanguard Large-Cap Index Fund
Investor Shares	VLACX	7.3%
Admiral Shares	VLCAX	7.3
Institutional Shares	VLISX	7.3
ETF Shares	VV
Market Price		7.3
Net Asset Value		7.3
MSCI US Prime Market 750 Index		7.4
Average Large-Cap Core Fund[1]		6.9

Vanguard Total Stock Market Index Fund
Investor Shares	VTSMX	7.5%
Admiral Shares	VTSAX	7.5
Signal Shares	VTSSX	7.5
Institutional Shares	VITSX	7.5
ETF Shares	VTI
Market Price		7.4
Net Asset Value		7.5
MSCI US Broad Market Index		7.6
Average Multi-Cap Core Fund[1]		7.8

1  Derived from data provided by Lipper Inc.

2

Your Fund’s Performance at a Glance

December 31, 2006–June 30, 2007
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Growth Index Fund
Investor Shares	$29.77	$32.00	$0.130	$0.000
Admiral Shares	29.77	32.00	0.148	0.000
Signal Shares	30.26[1]	29.63	0.075	0.000
Institutional Shares	29.77	32.00	0.153	0.000
ETF Shares	57.85	62.17	0.287	0.000
Value Index Fund
Investor Shares	$26.58	$28.04	$0.300	$0.000
Admiral Shares	26.58	28.04	0.314	0.000
Signal Shares	30.14[1]	29.18	0.156	0.000
Institutional Shares	26.58	28.04	0.318	0.000
ETF Shares	68.14	71.89	0.805	0.000
Large-Cap Index Fund
Investor Shares	$25.42	$27.07	$0.190	$0.000
Admiral Shares	31.78	33.84	0.253	0.000
Institutional Shares	130.78	139.29	1.054	0.000
ETF Shares	62.92	67.01	0.510	0.000
Total Stock Market Index Fund
Investor Shares	$34.09	$36.36	$0.270	$0.000
Admiral Shares	34.09	36.36	0.284	0.000
Signal Shares	32.91	35.10	0.276	0.000
Institutional Shares	34.10	36.37	0.290	0.000
ETF Shares	140.08	149.40	1.182	0.000

1  Share price at inception on June 4, 2007.

3

Chairman’s Letter

Dear Shareholder,

Despite some choppiness, the broad U.S. stock market posted solid returns for the first half of 2007, spurred by a strong March, April, and May. The four Vanguard large-cap index funds reflected these market dynamics and produced returns ranging from 6.7% for the Value Index Fund to 7.9% for the Growth Index Fund Investor Shares. As expected, the Large-Cap Index and Total Stock Market Index Funds (which contain both value and growth stocks), produced returns that fell between these bookends.

The Large-Cap Index and Growth Index Funds outperformed the average returns of their peers, while the Value Index and Total Stock Market Index Funds trailed their competitors. Each fund met its primary objective of closely tracking its target benchmark.

Stock market’s ascent was driven by global liquidity

The broad U.S. stock market notched impressive gains in the year’s first half, when an abundance of cash drove record numbers of mergers and acquisitions around the globe. The gains came amid increased volatility. In February, markets worldwide fell sharply following a sell-off in China, only to recover quickly and continue upward. The six-month period closed with two dips in June, owing to fears of accelerating inflation and slowing economic growth.

4

The best performers in the U.S. market were the so-called mega-caps—broadly diversified companies that are well-positioned to thrive during periods of economic transition. International stocks, particularly those in emerging markets, outperformed U.S. equities. The dollar slid against the euro and the British pound, further enhancing gains for Americans investing abroad.

Bond investors were hobbled by a shift in sentiment

The relationship between yield and maturity returned to normal during the past six months, as yields of intermediate-and longer-term bonds moved higher than short-term yields. The accompanying drop in prices was steepest for long-term and intermediate-term bonds.

Earlier in the year, bond yields seemed to reflect an assumption that the Federal Reserve Board might cut interest rates in response to weaker economic growth. As the year progressed, inflationary pressures and economic growth looked more substantial, producing a change in market sentiment, which resulted in higher yields and lower prices.

The broad taxable bond market returned 1.0% for the period, while municipal bonds posted a return of 0.1%. The Citigroup 3-Month Treasury Bill Index—a proxy for money market yields—returned 2.5% for the half-year.

Market Barometer
		Total Returns
	Periods Ended June 30, 2007
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	7.2%	20.4%	11.3%
Russell 2000 Index (Small-caps)	6.4	16.4	13.9
Dow Jones Wilshire 5000 Index (Entire market)	7.6	20.4	12.0
MSCI All Country World Index ex USA (International)	12.6	30.1	19.9

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	1.0%	6.1%	4.5%
Lehman Municipal Bond Index	0.1	4.7	4.6
Citigroup 3-Month Treasury Bill Index	2.5	5.1	2.7

CPI
Consumer Price Index	3.2%	2.7%	3.0%

1  Annualized.

5

Growth stocks took the lead during the year’s first half

In our past several annual and semiannual letters, we’ve reported that large-cap value stocks performed better than their growth-oriented counterparts. During the first six months of 2007, growth stocks stepped to the fore. The Growth Index Fund, with its 7.9% return for Investor Shares, posted the strongest performance of the four large-cap index funds. Impressive returns in the energy and industrials sectors contributed to the Growth Index Fund’s solid return. The sizable information technology sector was also a top contributor. Consumer staples and consumer discretionary stocks, meanwhile, were restrained by high fuel prices and continued weakness in the housing market.

The Value Index Fund Investor Shares returned 6.7%, and, like the Growth Index Fund, benefited from strength in energy and industrials stocks. The relatively tiny materials sector produced outsized returns as metal and mining stocks soared over 40%. The fund’s performance was dampened by its heavy exposure to financial stocks (representing more than one-third of the fund’s assets, on average, during the period). Rising interest rates, trouble with subprime mortgage loans, and poor returns among real estate investment trusts (REITs) contributed to a negative return for the sector.

The 7.3% return of the Large-Cap Index Fund, which is essentially a combination of the Growth and Value Index Funds, marked the approximate midpoint between the results of the two style-oriented funds and reflected the blended dynamics of their underlying sectors. Energy, technology, and industrial stocks were top contributors; financial and consumer issues were laggards.

The story was much the same for the Total Stock Market Index Fund, which returned 7.5%. Although the fund is heavily weighted with large-cap holdings, its total-market mandate ensures exposure to virtually every portion of the market. During the period, small-cap stocks trailed the broad market, but mid-sized companies offset much of this relative weakness.

Familiar patterns among stocks, but unpredictable timing

As mentioned earlier, large growth stocks edged out large value stocks during the past six months, reversing a longer-term trend. Like the pendulum on a grandfather clock, stock market leadership “swings” back and forth, from growth to value and

6

all the gradations in between. Unlike a clock, however, the timing of these movements is unpredictable. That is why it is smart to have a portfolio that is diversified among growth and value stocks as well as among different segments of the market, including small- and mid-cap stocks as well as large-cap.

Each of the four Vanguard large-cap index funds offers varying degrees of exposure to the U.S. market. The Total Stock Market Index Fund provides the broadest exposure to the overall market, covering all segments and styles. The other three funds focus on the market’s larger companies, with the Value Index and Growth Index Funds providing even more targeted exposure to specific investment styles. Each fund can serve as a foundation for building a balanced and diversified portfolio. It’s important to know the role each fund plays in your investment strategy.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

July 12, 2007

7

Annualized Expense Ratios[1]
Your fund compared with its peer group
Expense
Ratio
Growth Index Fund
Investor Shares	0.22%
Admiral Shares	0.10
Signal Shares	0.10
Institutional Shares	0.07
ETF Shares	0.11
Average Large-Cap Growth Fund	1.43
Value Index Fund
Investor Shares	0.20%
Admiral Shares	0.10
Signal Shares	0.10
Institutional Shares	0.07
ETF Shares	0.11
Average Large-Cap Value Fund	1.35
Large-Cap Index Fund
Investor Shares	0.20%
Admiral Shares	0.10
Institutional Shares	0.08
ETF Shares	0.07
Average Large-Cap Core Fund	1.35
Total Stock Market Index Fund
Investor Shares	0.16%
Admiral Shares	0.08
Signal Shares	0.08
Institutional Shares	0.05
ETF Shares	0.07
Average Multi-Cap Core Fund	1.30

1  Fund expense ratios reflect the six months ended June 30, 2007. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2006.

8

Vanguard Growth ETF
Premium/Discount: January 26, 2004[1]–June 30, 2007
	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	508	58.72%	347	40.11%
25–49.9	3	0.35	1	0.12
50–74.9	3	0.35	0	0.00
75–100.0	1	0.12	0	0.00
>100.0	2	0.23	0	0.00
Total	517	59.77%	348	40.23%

Vanguard Value ETF
Premium/Discount: January 26, 2004[1]–June 30, 2007
	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	507	58.61%	353	40.81%
25–49.9	3	0.35	0	0.00
50–74.9	0	0.00	0	0.00
75–100.0	0	0.00	0	0.00
>100.0	2	0.23	0	0.00
Total	512	59.19%	353	40.81%

Vanguard Large-Cap ETF
Premium/Discount: January 27, 2004[1]–June 30, 2007
	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	489	56.59%	371	42.94%
25–49.9	2	0.23	0	0.00
50–74.9	1	0.12	0	0.00
75–100.0	0	0.00	0	0.00
>100.0	1	0.12	0	0.00
Total	493	57.06%	371	42.94%

1  Inception.

2  One basis point equals 1/100 of a percentage point.

9

Vanguard Total Stock Market ETF
Premium/Discount: June 30, 2002–June 30, 2007
	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[1]	of Days	of Total Days	of Days	of Total Days
0–24.9	747	59.28%	508	40.32%
25–49.9	2	0.16	1	0.08
50–74.9	0	0.00	2	0.16
75–100.0	0	0.00	0	0.00
>100.0	0	0.00	0	0.00
Total	749	59.44%	511	40.56%

1  One basis point equals 1/100 of a percentage point.

10

Growth Index Fund

Fund Profile

As of June 30, 2007

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	429	428	4,921
Median Market Cap	$37.2B	$37.2B	$32.6B
Price/Earnings Ratio	22.0x	22.0x	18.2x
Price/Book Ratio	4.1x	4.1x	2.9x
Yield		0.9%	1.7%
Investor Shares	0.7%
Admiral Shares	0.9%
Signal Shares	0.8%
Institutional Shares	0.9%
ETF Shares	0.8%
Return on Equity	19.6%	19.6%	18.2%
Earnings Growth Rate	25.0%	24.9%	20.7%
Foreign Holdings	0.4%	0.4%	0.0%
Turnover Rate	15%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.22%[3]
Admiral Shares	0.10%[3]
Signal Shares	0.10%[3]
Institutional Shares	0.07%[3]
ETF Shares	0.11%[3]
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	16%	16%	12%
Consumer Staples	11	11	8
Energy	6	6	10
Financials	7	8	21
Health Care	15	15	11
Industrials	11	11	12
Information Technology	28	28	15
Materials	3	2	4
Telecommunication Services	1	1	3
Utilities	2	2	4

Volatility Measures[4]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.94
Beta	1.00	1.08

Ten Largest Holdings[5] (% of total net assets)

Microsoft Corp.	systems software	3.6%
The Procter & Gamble Co.	household products	2.7
Johnson & Johnson	pharmaceuticals	2.4
Cisco Systems, Inc.	communications
	equipment	2.3
Intel Corp.	semiconductors	1.9
Wal-Mart Stores, Inc.	hypermarkets
	and super centers	1.7
Google Inc.	internet software
	and services	1.6
PepsiCo, Inc.	soft drinks	1.5
Apple Computer, Inc.	computer hardware	1.4
International Business Machines Corp.	computer hardware	1.4
Top Ten		20.5%

Investment Focus

1  MSCI US Prime Market Growth Index.

2  Dow Jones Wilshire 5000 Index.

3  Annualized.

4  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 76.

5 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

11

Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1996–June 30, 2007

Average Annual Total Returns: Periods Ended June 30, 2007

	Inception Date	One Year	Five Years	Ten Years
Growth Index Fund
Investor Shares[3]	11/2/1992	18.58%	8.95%	5.64%
Admiral Shares	11/13/2000	18.71	9.06	0.464
Signal Shares	6/4/2007	–1.83[4]	—	—
Institutional Shares	5/14/1998	18.75	9.10	3.404
ETF Shares	1/26/2004
Market Price		18.39	7.264	—
Net Asset Value		18.68	7.284	—

1  Six months ended June 30, 2007.

2  S&P 500/Barra Growth Index through May 16, 2003; MSCI US Prime Market Growth Index thereafter.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Return since Inception.

Note: See Financial Highlights tables on pages 21–25 for dividend and capital gains information.

12

Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
	Consumer Discretionary (15.9%)
	Home Depot, Inc.	4,178,766	164,434
	The Walt Disney Co.	3,984,528	136,032
	Time Warner, Inc.	5,078,139	106,844
	Target Corp.	1,670,690	106,256
*	Comcast Corp.
	Special Class A	3,526,004	98,587
	Lowe’s Cos., Inc.	2,962,124	90,908
	News Corp., Class A	3,801,118	80,622
*	Comcast Corp. Class A	2,626,676	73,862
*	Viacom Inc. Class B	1,243,094	51,750
	The McGraw-Hill Cos., Inc.	725,289	49,378
	Johnson Controls, Inc.	402,386	46,584
	McDonald’s Corp.	862,522	43,782
*	Amazon.com, Inc.	636,838	43,566
*	Kohl’s Corp.	602,703	42,810
	Macy’s Inc.	1,075,318	42,776
	NIKE, Inc. Class B	693,274	40,411
*	Starbucks Corp.	1,537,673	40,349
	Best Buy Co., Inc.	838,791	39,146
	Omnicom Group Inc.	684,344	36,215
*	Coach, Inc.	757,951	35,919
	Yum! Brands, Inc.	1,085,540	35,519
	Staples, Inc.	1,479,669	35,113
*	DIRECTV Group, Inc.	1,377,981	31,845
	J.C. Penney Co., Inc.
	(Holding Co.)	437,674	31,679
	Harley-Davidson, Inc.	528,449	31,501
	Marriott International, Inc.
	Class A	714,917	30,913
	Starwood Hotels & Resorts
	Worldwide, Inc.	439,967	29,509
*	Sears Holdings Corp.	173,410	29,393
*	Liberty Media Corp.–
	Interactive Series A	1,274,402	28,457
	International Game
	Technology	692,626	27,497
	TJX Cos., Inc.	931,865	25,626
	Hilton Hotels Corp.	752,027	25,170

13

			Market
			Value•
		Shares	($000)
	News Corp., Class B	1,010,035	23,170
	Ford Motor Co.	2,419,670	22,793
*	MGM Mirage, Inc.	261,641	21,580
	Nordstrom, Inc.	421,484	21,546
*	Bed Bath & Beyond, Inc.	580,255	20,883
*	Liberty Global, Inc. Series C	514,280	20,211
*	Liberty Media Corp.–
	Capital Series A	163,701	19,264
*	EchoStar Communications Corp.
	Class A	422,967	18,344
	^Garmin Ltd.	243,124	17,984
*	Apollo Group, Inc. Class A	300,615	17,565
*	Office Depot, Inc.	566,156	17,155
*	Cablevision Systems NY
	Group Class A	467,647	16,924
*	Las Vegas Sands Corp.	217,608	16,623
	Harman International
	Industries, Inc.	127,502	14,892
	Tiffany & Co.	277,144	14,705
*	AutoZone Inc.	101,205	13,827
*	The Goodyear Tire &
	Rubber Co.	379,895	13,205
	Abercrombie & Fitch Co.	180,829	13,197
*	Discovery Holding Co.
	Class A	549,049	12,623
	Polo Ralph Lauren Corp.	124,116	12,177
	Tim Hortons, Inc.	390,669	12,013
	Black & Decker Corp.	134,119	11,844
	Harrah’s Entertainment, Inc.	133,390	11,373
*	CarMax, Inc.	439,997	11,220
*	GameStop Corp. Class A	282,019	11,027
*	R.H. Donnelley Corp.	144,050	10,916
	American Eagle
	Outfitters, Inc.	410,468	10,533
	Lamar Advertising Co.
	Class A	166,854	10,472
*	Liberty Global, Inc. Class A	251,056	10,303
*	Interpublic Group
	of Cos., Inc.	903,411	10,299
	Wynn Resorts Ltd.	114,367	10,258

14

Growth Index Fund

			Market
			Value•
		Shares	($000)
*	Dollar Tree Stores, Inc.	210,155	9,152
	Dollar General Corp.	415,360	9,105
	PetSmart, Inc.	277,926	9,019
*	Penn National Gaming, Inc.	147,838	8,884
	Ross Stores, Inc.	286,157	8,814
*	Chico’s FAS, Inc.	359,576	8,752
	Advance Auto Parts, Inc.	215,713	8,743
	Station Casinos, Inc.	99,555	8,641
*	^Sirius Satellite Radio, Inc.	2,836,593	8,567
*	O’Reilly Automotive, Inc.	221,114	8,082
	Limited Brands, Inc.	256,537	7,042
*	Career Education Corp.	193,766	6,543
*	XM Satellite Radio
	Holdings, Inc.	549,925	6,473
	Centex Corp.	158,699	6,364
*	NVR, Inc.	9,285	6,311
	Williams-Sonoma, Inc.	194,851	6,153
	RadioShack Corp.	171,899	5,697
*	Urban Outfitters, Inc.	235,647	5,663
	Gentex Corp.	277,540	5,465
*	Getty Images, Inc.	110,007	5,259
	Family Dollar Stores, Inc.	147,366	5,058
	Virgin Media Inc.	198,722	4,843
	E.W. Scripps Co. Class A	90,686	4,143
	Weight Watchers
	International, Inc.	72,847	3,704
	Boyd Gaming Corp.	74,595	3,669
*	CTC Media, Inc.	77,457	2,102
			2,373,627
Consumer Staples (11.1%)
	The Procter & Gamble Co.	6,460,812	395,337
	Wal-Mart Stores, Inc.	5,120,496	246,347
	PepsiCo, Inc.	3,353,453	217,471
	CVS/Caremark Corp.	3,151,679	114,879
	Walgreen Co.	2,049,229	89,223
	Anheuser-Busch Cos., Inc.	1,573,328	82,065
	The Coca-Cola Co.	1,493,335	78,116
	Colgate-Palmolive Co.	1,051,236	68,173
	Costco Wholesale Corp.	926,217	54,202
	Sysco Corp.	1,263,371	41,679
	Archer-Daniels-Midland Co.	1,202,222	39,782
	Avon Products, Inc.	910,315	33,454
	Kellogg Co.	529,670	27,432
	Safeway, Inc.	586,319	19,952
	The Kroger Co.	688,560	19,369
	Wm. Wrigley Jr. Co.	339,002	18,750
	Campbell Soup Co.	477,887	18,547
	Carolina Group	221,875	17,144
	The Hershey Co.	330,653	16,738
	^Whole Foods Market, Inc.	287,633	11,016
	The Estee Lauder Cos. Inc.
	Class A	241,682	10,999

15

			Market
			Value•
		Shares	($000)
*	Energizer Holdings, Inc.	109,072	10,864
	The Clorox Co.	154,864	9,617
	Dean Foods Co.	177,773	5,666
	Brown-Forman Corp. Class B	70,525	5,154
*	Bare Escentuals, Inc.	110,499	3,774
	Wm. Wrigley Jr. Co. Class B	62,668	3,447
			1,659,197
Energy (6.3%)
	Schlumberger Ltd.	2,413,144	204,972
	Halliburton Co.	1,884,209	65,005
*	Transocean Inc.	598,896	63,471
	Baker Hughes, Inc.	655,722	55,166
	XTO Energy, Inc.	708,137	42,559
	Williams Cos., Inc.	1,221,067	38,610
*	Weatherford
	International Ltd.	692,394	38,248
*	National Oilwell Varco Inc.	359,995	37,526
	EOG Resources, Inc.	498,590	36,427
	GlobalSantaFe Corp.	478,186	34,549
	Noble Corp.	275,613	26,878
	Peabody Energy Corp.	540,218	26,136
	Smith International, Inc.	409,506	24,013
	Chesapeake Energy Corp.	581,739	20,128
	Sunoco, Inc.	248,542	19,804
	ENSCO International, Inc.	309,010	18,853
	CONSOL Energy, Inc.	373,733	17,233
*	Ultra Petroleum Corp.	310,808	17,169
	BJ Services Co.	600,479	17,078
*	Cameron International Corp.	227,646	16,270
*	Southwestern Energy Co.	344,579	15,334
	Diamond Offshore
	Drilling, Inc.	141,654	14,386
*	Grant Prideco, Inc.	262,237	14,116
*	Pride International, Inc.	336,006	12,587
	Range Resources Corp.	300,768	11,252
*	FMC Technologies Inc.	139,381	11,042
*	Nabors Industries, Inc.	306,347	10,226
	Arch Coal, Inc.	290,791	10,120
	Murphy Oil Corp.	127,166	7,559
	Rowan Cos., Inc.	146,749	6,014
*	CNX Gas Corp.	61,503	1,882
			934,613
Financials (7.3%)
	American Express Co.	2,205,295	134,920
	The Goldman Sachs
	Group, Inc.	494,636	107,212
*	Berkshire Hathaway Inc.
	Class B	25,649	92,465
	AFLAC Inc.	1,012,545	52,045
	Franklin Resources Corp.	363,625	48,169
	Prudential Financial, Inc.	488,343	47,482
	State Street Corp.	683,607	46,759
	Charles Schwab Corp.	2,206,898	45,286
	The Chicago
	Mercantile Exchange	71,288	38,093
	Progressive Corp. of Ohio	1,448,163	34,655

16

Growth Index Fund

			Market
			Value•
		Shares	($000)
	The Principal
	Financial Group, Inc.	549,588	32,035
	Moody’s Corp.	486,998	30,291
	ProLogis REIT	506,700	28,831
	T. Rowe Price Group Inc.	516,094	26,780
	Legg Mason Inc.	269,304	26,494
	SLM Corp.	418,546	24,100
	General Growth
	Properties Inc. REIT	445,143	23,570
	^Nymex Holdings Inc.	160,373	20,148
	NYSE Euronext	272,911	20,092
	Northern Trust Corp.	261,976	16,829
*	CBOT Holdings, Inc. Class A	75,742	15,648
*	CB Richard Ellis Group, Inc.	415,347	15,160
	Simon Property
	Group, Inc. REIT	158,661	14,762
	Public Storage, Inc. REIT	169,751	13,040
*	E*TRADE Financial Corp.	567,383	12,533
*	IntercontinentalExchange Inc.	84,538	12,499
*	TD Ameritrade Holding Corp.	552,293	11,046
	Eaton Vance Corp.	245,162	10,831
	Vornado Realty Trust REIT	97,826	10,745
	Nuveen Investments, Inc.
	Class A	161,042	10,009
	SEI Investments Co.	304,284	8,836
	Boston Properties, Inc. REIT	83,651	8,543
	Investors Financial
	Services Corp.	135,051	8,329
	^The St. Joe Co.	144,300	6,687
	Brown & Brown, Inc.	243,449	6,120
	^The First Marblehead Corp.	135,438	5,233
*	Nasdaq Stock Market Inc.	170,821	5,075
	Forest City Enterprise
	Class A	81,779	5,028
	Federated Investors, Inc.	96,636	3,704
			1,080,084
Health Care (15.2%)
	Johnson & Johnson	5,925,787	365,147
	UnitedHealth Group Inc.	2,758,061	141,047
*	Amgen, Inc.	2,388,533	132,062
	Medtronic, Inc.	2,362,052	122,496
*	WellPoint Inc.	1,254,021	100,108
	Schering-Plough Corp.	3,035,643	92,405
	Abbott Laboratories	1,579,748	84,595
	Baxter International, Inc.	1,340,017	75,497
*	Genentech, Inc.	970,464	73,425
*	Gilead Sciences, Inc.	1,883,082	73,007
	Cardinal Health, Inc.	819,638	57,899
	Wyeth	964,773	55,320
	Aetna Inc.	1,057,375	52,234
*	Medco Health
	Solutions, Inc.	589,863	46,003
*	Celgene Corp.	762,604	43,720

17

			Market
			Value•
		Shares	($000)
*	Thermo Fisher
	Scientific, Inc.	835,582	43,216
*	Zimmer Holdings, Inc.	488,679	41,484
	Becton, Dickinson & Co.	500,834	37,312
	Stryker Corp.	583,667	36,824
	Allergan, Inc.	629,712	36,297
	McKesson Corp.	604,839	36,073
*	Genzyme Corp.	538,271	34,665
*	St. Jude Medical, Inc.	723,779	30,030
*	Forest Laboratories, Inc.	650,825	29,710
*	Express Scripts Inc.	472,134	23,611
	Biomet, Inc.	477,505	21,832
	CIGNA Corp.	409,522	21,385
*	Humana Inc.	341,416	20,796
*	Laboratory Corp. of
	America Holdings	256,847	20,101
*	Biogen Idec Inc.	353,282	18,901
*	Coventry Health Care Inc.	326,351	18,814
	C.R. Bard, Inc.	210,716	17,411
	IMS Health, Inc.	399,245	12,828
*	Health Net Inc.	238,678	12,602
*	Waters Corp.	207,640	12,325
*	DaVita, Inc.	213,007	11,477
	Quest Diagnostics, Inc.	220,476	11,388
	DENTSPLY International Inc.	295,702	11,314
*	Varian Medical Systems, Inc.	263,079	11,183
*	Amylin Pharmaceuticals, Inc.	268,450	11,049
*	Intuitive Surgical, Inc.	76,052	10,554
*	Cephalon, Inc.	124,708	10,025
	Manor Care, Inc.	149,249	9,744
*	Henry Schein, Inc.	181,221	9,683
	AmerisourceBergen Corp.	194,048	9,600
*	Endo Pharmaceuticals
	Holdings, Inc.	273,413	9,359
*	Sepracor Inc.	224,349	9,203
*	Covance, Inc.	130,863	8,972
*	Patterson Cos.	228,019	8,498
	Pharmaceutical Product
	Development, Inc.	216,102	8,270
*	Millipore Corp.	109,284	8,206
*	Hospira, Inc.	207,448	8,099
*	Lincare Holdings, Inc.	189,579	7,555
*	Cerner Corp.	136,046	7,546
*	Vertex Pharmaceuticals, Inc.	258,330	7,378
*	Millennium
	Pharmaceuticals, Inc.	626,515	6,622
*	Tenet Healthcare Corp.	964,686	6,280
	Applera Corp.–Applied
	Biosystems Group	187,585	5,729
*	Kinetic Concepts, Inc.	108,924	5,661
*	ImClone Systems, Inc.	121,349	4,291
*	Warner Chilcott Ltd.	205,077	3,710
	Brookdale Senior Living Inc.	72,320	3,296
	Beckman Coulter, Inc.	44,083	2,851
*	^Abraxis Bioscience, Inc.	67,850	1,508

18

Growth Index Fund

			Market
			Value•
		Shares	($000)
			2,270,233
Industrials (11.2%)
	The Boeing Co.	1,535,242	147,629
	United Technologies Corp.	1,934,786	137,234
	3M Co.	1,427,538	123,896
	Caterpillar, Inc.	1,321,606	103,482
	United Parcel Service, Inc.	1,363,324	99,523
	Lockheed Martin Corp.	735,343	69,218
	FedEx Corp.	597,429	66,297
	Burlington Northern
	Santa Fe Corp.	734,588	62,543
	General Dynamics Corp.	706,220	55,241
	Illinois Tool Works, Inc.	972,663	52,709
	PACCAR, Inc.	482,914	42,033
	CSX Corp.	894,376	40,318
	Emerson Electric Co.	816,943	38,233
	Danaher Corp.	504,642	38,100
	Deere & Co.	301,434	36,395
	Precision Castparts Corp.	280,786	34,076
	Textron, Inc.	230,960	25,431
	L-3 Communications
	Holdings, Inc.	255,815	24,914
	ITT Industries, Inc.	359,269	24,531
	Rockwell Collins, Inc.	344,523	24,337
	Southwest Airlines Co.	1,614,386	24,070
	American
	Standard Cos., Inc.	370,130	21,830
	Norfolk Southern Corp.	406,499	21,370
	Waste Management, Inc.	545,765	21,312
	Cummins Inc.	202,740	20,519
	Fluor Corp.	180,170	20,066
*	McDermott
	International, Inc.	226,331	18,813
	Expeditors International
	of Washington, Inc.	436,346	18,021
	C.H. Robinson
	Worldwide Inc.	338,811	17,794
	Raytheon Co.	319,841	17,236
*	Terex Corp.	208,321	16,936
*	Foster Wheeler Ltd.	140,654	15,049
	Joy Global Inc.	242,994	14,174
*	Jacobs Engineering
	Group Inc.	242,214	13,930
	Equifax, Inc.	301,285	13,383
	The Dun & Bradstreet Corp.	125,782	12,953
*	AMR Corp.	491,285	12,945
	Robert Half International, Inc.	326,805	11,928
	Fastenal Co.	262,975	11,008
	Pitney Bowes, Inc.	227,184	10,637
	Roper Industries Inc.	178,613	10,199
*	Monster Worldwide Inc.	240,893	9,901
*	KBR Inc.	343,322	9,005
	Ametek, Inc.	216,443	8,588

19

			Market
			Value•
		Shares	($000)
*	Hertz Global Holdings Inc.	295,488	7,851
*	^USG Corp.	150,549	7,383
*	Spirit Aerosystems
	Holdings Inc.	203,792	7,347
*	ChoicePoint Inc.	163,078	6,923
	J.B. Hunt Transport
	Services, Inc.	206,894	6,066
	Republic Services, Inc.
	Class A	197,961	6,066
	Pall Corp.	125,165	5,756
	The Corporate
	Executive Board Co.	79,924	5,188
*	First Solar, Inc.	56,856	5,077
*	Owens Corning Inc.	56,144	1,888
			1,677,352
Information Technology (28.2%)
	Microsoft Corp.	18,045,004	531,786
*	Cisco Systems, Inc.	12,367,110	344,424
	Intel Corp.	11,808,132	280,561
*	Google Inc.	457,393	239,390
*	Apple Computer, Inc.	1,764,801	215,376
	International Business
	Machines Corp.	2,003,762	210,896
*	Oracle Corp.	8,488,568	167,310
	Hewlett-Packard Co.	3,594,101	160,369
	QUALCOMM Inc.	3,391,819	147,171
*	Dell Inc.	4,186,093	119,513
	Texas Instruments, Inc.	3,038,312	114,332
	Motorola, Inc.	4,949,853	87,612
*	Corning, Inc.	3,212,265	82,073
*	EMC Corp.	4,509,537	81,623
*	eBay Inc.	2,283,606	73,486
*	Yahoo! Inc.	2,499,836	67,821
	Applied Materials, Inc.	2,859,768	56,824
	Automatic Data
	Processing, Inc.	1,126,799	54,616
	Accenture Ltd.	1,206,353	51,740
	First Data Corp.	1,540,899	50,341
*	Adobe Systems, Inc.	1,204,919	48,377
*	Sun Microsystems, Inc.	7,372,651	38,780
*	Symantec Corp.	1,893,147	38,242
	Western Union Co.	1,580,614	32,924
*	Agilent Technologies, Inc.	831,467	31,962
*	Electronic Arts Inc.	634,892	30,043
*	NVIDIA Corp.	691,645	28,572
*	Broadcom Corp.	969,522	28,359
*	Juniper Networks, Inc.	1,100,521	27,700
	Paychex, Inc.	702,295	27,474
	Analog Devices, Inc.	683,348	25,721
	MasterCard, Inc. Class A	138,676	23,002
*	SanDisk Corp.	460,847	22,554
	KLA-Tencor Corp.	408,982	22,474
*	Network Appliance, Inc.	765,492	22,352
	CA, Inc.	863,284	22,299

20

Growth Index Fund

			Market
			Value•
		Shares	($000)
*	MEMC Electronic
	Materials, Inc.	364,164	22,258
*	Autodesk, Inc.	470,974	22,173
	^Linear Technology Corp.	612,851	22,173
*	Cognizant Technology
	Solutions Corp.	292,166	21,939
*	Intuit, Inc.	672,771	20,237
*	Micron Technology, Inc.	1,545,481	19,365
*	NCR Corp.	364,965	19,175
*	Fiserv, Inc.	336,929	19,138
*	Marvell Technology
	Group Ltd.	1,017,080	18,521
	National
	Semiconductor Corp.	652,581	18,448
	Xilinx, Inc.	679,517	18,191
	Altera Corp.	730,081	16,157
*	Advanced Micro
	Devices, Inc.	1,123,292	16,063
*	VeriSign, Inc.	497,330	15,780
*	Avaya Inc.	927,677	15,622
*	Akamai Technologies, Inc.	311,458	15,149
	Harris Corp.	274,595	14,979
*	LAM Research Corp.	290,289	14,921
	Amphenol Corp.	364,318	12,988
*	BMC Software, Inc.	417,264	12,643
*	Xerox Corp.	679,802	12,563
*	Citrix Systems, Inc.	369,805	12,451
*	McAfee Inc.	326,392	11,489
*	BEA Systems, Inc.	802,716	10,989
	Maxim Integrated
	Products, Inc.	328,374	10,971
*	CDW Corp.	128,481	10,917
*	Affiliated Computer
	Services, Inc. Class A	189,059	10,723
*	Activision, Inc.	574,067	10,718
*	Alliance Data Systems Corp.	138,525	10,705
*	Iron Mountain, Inc.	386,342	10,095
*	Ceridian Corp.	284,872	9,971
*	DST Systems, Inc.	108,194	8,570
*	NAVTEQ Corp.	200,507	8,489
*	Red Hat, Inc.	373,812	8,329
*	salesforce.com, Inc.	185,948	7,970
*	Avnet, Inc.	196,758	7,799
	Fidelity National Information
	Services, Inc.	135,806	7,372
*	Novellus Systems, Inc.	253,159	7,182
*	Hewitt Associates, Inc.	215,487	6,896
*	Teradyne, Inc.	388,586	6,831
*	Lexmark International, Inc.	130,416	6,431
*	CheckFree Corp.	152,153	6,117
*	^JDS Uniphase Corp.	420,064	5,641
*	Zebra Technologies
	Corp. Class A	144,056	5,581

21

			Market
			Value•
		Shares	($000)
*	QLogic Corp.	325,135	5,413
*	Cadence Design
	Systems, Inc.	200,291	4,398
	Jabil Circuit, Inc.	195,450	4,314
*	Compuware Corp.	231,628	2,747
	Molex, Inc. Class A	102,501	2,721
	Total System Services, Inc.	80,477	2,375
	Molex, Inc.	29,857	896
			4,201,683
Materials (2.4%)
	Monsanto Co.	1,112,921	75,167
	Praxair, Inc.	661,186	47,599
	Nucor Corp.	618,607	36,281
	Newmont Mining Corp.
	(Holding Co.)	922,785	36,044
	Allegheny Technologies Inc.	185,472	19,452
	Ecolab, Inc.	385,742	16,471
	Martin Marietta
	Materials, Inc.	92,506	14,988
	Air Products &
	Chemicals, Inc.	155,126	12,467
*	The Mosaic Co.	314,742	12,281
*	Owens-Illinois, Inc.	314,409	11,004
	Sealed Air Corp.	330,215	10,243
	Ball Corp.	190,015	10,103
*	Pactiv Corp.	272,477	8,689
*	Crown Holdings, Inc.	333,862	8,337
	Vulcan Materials Co.	68,058	7,795
	Florida Rock Industries, Inc.	100,929	6,813
	Albemarle Corp.	165,064	6,360
*	Titanium Metals Corp.	164,699	5,254
	Steel Dynamics, Inc.	121,082	5,075
	Sigma-Aldrich Corp.	94,499	4,032
	Huntsman Corp.	101,937	2,478
			356,933
Telecommunication Services (0.9%)
*	American Tower Corp.
	Class A	871,206	36,591
*	Qwest Communications
	International Inc.	3,249,936	31,524
*	NII Holdings Inc.	298,782	24,124
*	Crown Castle
	International Corp.	534,453	19,385
*	Level 3
	Communications, Inc.	2,266,049	13,256
*	Leap Wireless
	International, Inc.	110,875	9,369
*	U.S. Cellular Corp.	33,214	3,009
			137,258
Utilities (1.5%)
	TXU Corp.	893,410	60,126
	Constellation Energy
	Group, Inc.	369,965	32,250
*	AES Corp.	1,359,961	29,756

22

Growth Index Fund

		Market
		Value•
	Shares	($000)
* Mirant Corp.	524,219	22,358
* NRG Energy, Inc.	475,906	19,783
Questar Corp.	351,652	18,585
* Allegheny Energy, Inc.	338,428	17,510
* Reliant Energy, Inc.	315,820	8,511
Equitable Resources, Inc.	118,372	5,867
* Dynegy, Inc.	352,726	3,330
		218,076
Total Common Stocks
(Cost $10,297,033)		14,909,056
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
1 Vanguard Market
Liquidity Fund,
5.281%—Note E	48,596,200	48,596
1 Vanguard Market
Liquidity Fund, 5.281%	24,173,961	24,174
Total Temporary Cash Investments
(Cost $72,770)		72,770
Total Investments (100.5%)
(Cost $10,369,803)		14,981,826
Other Assets and Liabilities (–0.5%)
Other Assets—Note B		75,322
Liabilities—Note E		(143,073)
		(67,751)
Net Assets (100%)		14,914,075

23

At June 30, 2007, net assets consisted of:[2]
Amount
($000)
Paid-in Capital	13,678,200
Overdistributed Net Investment Income	(18,359)
Accumulated Net Realized Losses	(3,357,789)
Unrealized Appreciation	4,612,023
Net Assets	14,914,075

Investor Shares—Net Assets
Applicable to 217,355,816 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	6,954,359
Net Asset Value Per Share—
Investor Shares	$32.00

Admiral Shares—Net Assets
Applicable to 91,448,387 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	2,926,012
Net Asset Value Per Share—
Admiral Shares	$32.00

Signal Shares—Net Assets
Applicable to 28,796 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	853
Net Asset Value Per Share—
Signal Shares	$29.63

Institutional Shares—Net Assets
Applicable to 86,879,027 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	2,779,866
Net Asset Value Per Share—
Institutional Shares	$32.00

ETF Shares—Net Assets
Applicable to 36,241,622 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	2,252,985
Net Asset Value Per Share—
ETF Shares	$62.17

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

24

Growth Index Fund

Statement of Operations

Six Months Ended
June 30, 2007
($000)
Investment Income
Income
Dividends	71,628
Interest[1]	813
Security Lending	984
Total Income	73,425
Expenses
The Vanguard Group—Note B
Investment Advisory Services	258
Management and Administrative—Investor Shares	6,277
Management and Administrative—Admiral Shares	958
Management and Administrative—Signal Shares	—
Management and Administrative—Institutional Shares	487
Management and Administrative—ETF Shares	724
Marketing and Distribution—Investor Shares	703
Marketing and Distribution—Admiral Shares	307
Marketing and Distribution—Signal Shares	—
Marketing and Distribution—Institutional Shares	304
Marketing and Distribution—ETF Shares	205
Custodian Fees	183
Shareholders’ Reports—Investor Shares	113
Shareholders’ Reports—Admiral Shares	3
Shareholders’ Reports—Signal Shares	—
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	5
Trustees’ Fees and Expenses	9
Total Expenses	10,536
Net Investment Income	62,889
Realized Net Gain (Loss) on Investment Securities Sold	142,823
Change in Unrealized Appreciation (Depreciation) of Investment Securities	860,073
Net Increase (Decrease) in Net Assets Resulting from Operations	1,065,785

1  Interest income from an affiliated company of the fund was $493,000.

25

Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	62,889	102,918
Realized Net Gain (Loss)	142,823	105,823
Change in Unrealized Appreciation (Depreciation)	860,073	795,633
Net Increase (Decrease) in Net Assets Resulting from Operations	1,065,785	1,004,374
Distributions
Net Investment Income
Investor Shares	(28,522)	(55,673)
Admiral Shares	(13,273)	(21,664)
Signal Shares	(2)	—
Institutional Shares	(12,721)	(17,858)
ETF Shares	(9,875)	(7,995)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(64,393)	(103,190)
Capital Share Transactions—Note F
Investor Shares	(248,036)	(567,496)
Admiral Shares	228,939	250,783
Signal Shares	863	—
Institutional Shares	470,455	539,350
ETF Shares	780,552	947,005
Net Increase (Decrease) from Capital Share Transactions	1,232,773	1,169,642
Total Increase (Decrease)	2,234,165	2,070,826
Net Assets
Beginning of Period	12,679,910	10,609,084
End of Period[1]	14,914,075	12,679,910

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($18,359,000) and ($16,855,000).

26

Growth Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,		Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$29.77	$27.54	$26.41	$24.92	$19.95	$26.42
Investment Operations
Net Investment Income	.13	.241	.196	.2911	.169	.222
Net Realized and Unrealized
Gain (Loss) on Investments	2.23	2.228	1.139	1.494	4.977	(6.465)
Total from Investment Operations	2.36	2.469	1.335	1.785	5.146	(6.243)
Distributions
Dividends from Net Investment Income	(.13)	(.239)	(.205)	(.295)	(.176)	(.227)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.13)	(.239)	(.205)	(.295)	(.176)	(.227)
Net Asset Value, End of Period	$32.00	$29.77	$27.54	$26.41	$24.92	$19.95

Total Return[2]	7.94%	9.01%	5.09%	7.20%	25.92%	–23.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,954	$6,707	$6,761	$7,711	$7,586	$6,094
Ratio of Total Expenses to
Average Net Assets	0.22%*	0.22%	0.22%	0.22%	0.23%	0.23%
Ratio of Net Investment Income to
Average Net Assets	0.84%*	0.86%	0.75%	1.14%1	0.77%	0.97%
Portfolio Turnover Rate[3]	15%*	28%	23%	24%	42%[4]	23%

1  Net investment income per share and the ratio of net investment income to average net assets include $.139 and 0.55%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

4 Includes activity related to a change in the fund’s target index.

*  Annualized.

27

Growth Index Fund

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	June 30,		Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$29.77	$27.54	$26.41	$24.92	$19.95	$26.42
Investment Operations
Net Investment Income	.148	.272	.226	.321	.188	.237
Net Realized and Unrealized
Gain (Loss) on Investments	2.230	2.228	1.139	1.49	4.977	(6.465)
Total from Investment Operations	2.378	2.500	1.365	1.81	5.165	(6.228)
Distributions
Dividends from Net Investment Income	(.148)	(.270)	(.235)	(.32)	(.195)	(.242)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.148)	(.270)	(.235)	(.32)	(.195)	(.242)
Net Asset Value, End of Period	$32.00	$29.77	$27.54	$26.41	$24.92	$19.95

Total Return	8.00%	9.13%	5.21%	7.31%	26.03%	–23.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,926	$2,505	$2,076	$1,214	$1,092	$751
Ratio of Total Expenses to
Average Net Assets	0.10%*	0.11%	0.11%	0.11%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	0.96%*	0.97%	0.86%	1.27%1	0.84%	1.05%
Portfolio Turnover Rate[2]	15%*	28%	23%	24%	42%3	23%

1  Net investment income per share and the ratio of net investment income to average net assets include $.14 and 0.55%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3  Includes activity related to a change in the fund’s target index.

* Annualized.

28

Growth Index Fund

Signal Shares
June 4, 2007[1] to
For a Share Outstanding Throughout the Period	June 30, 2007
Net Asset Value, Beginning of Period	$30.26
Investment Operations
Net Investment Income	.024
Net Realized and Unrealized Gain (Loss) on Investments	(.579)
Total from Investment Operations	(.555)
Distributions
Dividends from Net Investment Income	(.075)
Distributions from Realized Capital Gains	—
Total Distributions	(.075)
Net Asset Value, End of Period	$29.63

Total Return	–1.83%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$0.9
Ratio of Total Expenses to Average Net Assets	0.10%*
Ratio of Net Investment Income to Average Net Assets	0.96%*
Portfolio Turnover Rate2	15%*

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

29

Growth Index Fund

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,		Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$29.77	$27.54	$26.41	$24.92	$19.95	$26.42
Investment Operations
Net Investment Income	.153	.280	.234	.3241	.199	.248
Net Realized and Unrealized Gain (Loss)
on Investments	2.230	2.228	1.139	1.494	4.977	(6.465)
Total from Investment Operations	2.383	2.508	1.373	1.818	5.176	(6.217)
Distributions
Dividends from Net Investment Income	(.153)	(.278)	(.243)	(.328)	(.206)	(.253)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.153)	(.278)	(.243)	(.328)	(.206)	(.253)
Net Asset Value, End of Period	$32.00	$29.77	$27.54	$26.41	$24.92	$19.95

Total Return	8.02%	9.16%	5.24%	7.34%	26.09%	–23.58%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,780	$2,132	$1,448	$1,185	$782	$675
Ratio of Total Expenses to
Average Net Assets	0.07%*	0.08%	0.08%	0.08%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	0.99%*	1.00%	0.89%	1.29%1	0.92%	1.10%
Portfolio Turnover Rate[2]	15%*	28%	23%	24%	42%3	23%

1  Net investment income per share and the ratio of net investment income to average net assets include $.139 and 0.55%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3  Includes activity related to a change in the fund’s target index.

*  Annualized.

30

Growth Index Fund

ETF Shares

	Six Months			Jan. 26,
	Ended	Year Ended		2004[1] to
	June 30,	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$57.85	$53.52	$51.33	$50.64
Investment Operations
Net Investment Income	.287	.535	.444	.6092
Net Realized and Unrealized Gain (Loss) on Investments	4.320	4.323	2.206	.694
Total from Investment Operations	4.607	4.858	2.650	1.303
Distributions
Dividends from Net Investment Income	(.287)	(.528)	(.460)	(.613)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.287)	(.528)	(.460)	(.613)
Net Asset Value, End of Period	$62.17	$57.85	$53.52	$51.33

Total Return	7.98%	9.13%	5.20%	2.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,253	$1,336	$324	$104
Ratio of Total Expenses to Average Net Assets	0.11%*	0.11%	0.11%	0.15%*
Ratio of Net Investment Income to Average Net Assets	0.95%*	0.97%	0.86%	1.22%[2],*
Portfolio Turnover Rate[3]	15%*	28%	23%	24%

1  Inception.

2  Net investment income per share and the ratio of net investment income to average net assets include $.269 and 0.55%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

31

Growth Index Fund

Notes to Financial Statements

Vanguard Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Signal Shares were first issued on June 4, 2007. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

32

Growth Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2007, the fund had contributed capital of $1,301,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.30% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2007, the fund realized $32,318,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2006, the fund had available realized losses of $3,464,458,000 to offset future net capital gains of $221,842,000 through December 31, 2008, $1,752,289,000 through December 31, 2009, $747,930,000 through December 31, 2010, and $742,397,000 through December 31, 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2007, the cost of investment securities for tax purposes was $10,369,803,000. Net unrealized appreciation of investment securities for tax purposes was $4,612,023,000, consisting of unrealized gains of $4,825,916,000 on securities that had risen in value since their purchase and $213,893,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended June 30, 2007, the fund purchased $2,307,165,000 of investment securities and sold $1,076,347,000 of investment securities, other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at June 30, 2007, was $44,992,000, for which the fund received cash collateral of $48,596,000.

33

Growth Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2007		December 31, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	534,697	17,295	860,936	30,550
Issued in Lieu of Cash Distributions	27,210	870	52,211	1,846
Redeemed	(809,943)	(26,090)	(1,480,643)	(52,623)
Net Increase (Decrease)—Investor Shares	(248,036)	(7,925)	(567,496)	(20,227)
Admiral Shares
Issued	483,417	15,557	745,920	26,306
Issued in Lieu of Cash Distributions	11,291	361	18,889	668
Redeemed	(265,769)	(8,592)	(514,026)	(18,226)
Net Increase (Decrease)—Admiral Shares	228,939	7,326	250,783	8,748
Signal Shares
Issued	862	29	—	—
Issued in Lieu of Cash Distributions	1	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—Signal Shares	863	29	—	—
Institutional Shares
Issued	630,828	20,548	757,439	26,759
Issued in Lieu of Cash Distributions	11,354	363	15,977	564
Redeemed	(171,727)	(5,624)	(234,066)	(8,292)
Net Increase (Decrease)—Institutional Shares	470,455	15,287	539,350	19,031
ETF Shares
Issued	851,553	14,339	985,331	17,746
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(71,001)	(1,200)	(38,326)	(700)
Net Increase (Decrease)—ETF Shares	780,552	13,139	947,005	17,046

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

34

Value Index Fund

Fund Profile

As of June 30, 2007

Portfolio Characteristics
		Target	Broad
	Fund	Index1	Index2
Number of Stocks	395	394	4,921
Median Market Cap	$62.1B	$62.1B	$32.6B
Price/Earnings Ratio	14.5x	14.5x	18.2x
Price/Book Ratio	2.3x	2.3x	2.9x
Yield		2.6%	1.7%
Investor Shares	2.4%
Admiral Shares	2.5%
Signal Shares	2.5%
Institutional Shares	2.5%
ETF Shares	2.5%
Return on Equity	18.7%	18.7%	18.2%
Earnings Growth Rate	17.9%	17.9%	20.7%
Foreign Holdings	0.3%	0.3%	0.0%
Turnover Rate	12%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.20%[3]
Admiral Shares	0.10%[3]
Signal Shares	0.10%[3]
Institutional Shares	0.07%[3]
ETF Shares	0.11%[3]
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	6%	6%	12%
Consumer Staples	6	6	8
Energy	15	15	10
Financials	34	34	21
Health Care	8	8	11
Industrials	11	11	12
Information Technology	3	3	15
Materials	4	4	4
Telecommunication Services	7	7	3
Utilities	6	6	4

1  MSCI US Prime Market Value Index.

2  Dow Jones Wilshire 5000 Index.

3  Annualized.

4  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 76.

5  “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

35

Volatility Measures[4]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.82
Beta	1.00	0.79

Ten Largest Holdings[5](% of total net assets)

ExxonMobil Corp.	integrated oil
	and gas	6.5%
General Electric Co.	industrial
	conglomerates	5.3
AT&T Inc.	integrated
	telecommunication services	3.5
Citigroup, Inc.	diversified
	financial services	3.4
Bank of America Corp.	diversified
	financial services	3.0
Pfizer Inc.	pharmaceuticals	2.5
Chevron Corp.	integrated oil
	and gas	2.5
JPMorgan Chase & Co.	diversified
	financial services	2.3
American International
Group, Inc.	multi-line insurance	2.1
Altria Group, Inc.	tobacco	2.0
Top Ten		33.1%

Investment Focus

1  MSCI US Prime Market Value Index.

2  Dow Jones Wilshire 5000 Index.

3  Annualized.

4  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 76.

5  “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

36

Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal Year Total Returns (%): December 31, 1996–June 30, 2007

Average Annual Total Returns: Periods Ended June 30, 2007

	Inception Date	One Year	Five Years	Ten Years
Value Index Fund
Investor Shares[3]	11/2/1992	22.61%	13.20%	8.51%
Admiral Shares	11/13/2000	22.74	13.31	6.71[4]
Signal Shares	6/4/2007	–2.67[4]	—	—
Institutional Shares	7/2/1998	22.77	13.35	6.76[4]
ETF Shares	1/26/2004
Market Price		22.41	13.78[4]	—
Net Asset Value		22.71	13.82[4]	—

1  Six months ended June 30, 2007.

2  S&P 500/Barra Value Index through May 16, 2003; MSCI US Prime Market Value Index thereafter.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Return since inception.

Note: See Financial Highlights tables on pages 39–43 for dividend and capital gains information.

37

Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (5.7%)
	McDonald’s Corp.	1,380,987	70,099
	Time Warner, Inc.	2,357,615	49,604
	CBS Corp.	1,206,329	40,195
	Carnival Corp.	770,007	37,553
	Clear Channel
	Communications, Inc.	829,409	31,368
	General Motors Corp.	798,762	30,193
	Gannett Co., Inc.	413,582	22,726
	Fortune Brands, Inc.	267,181	22,008
	The Gap, Inc.	1,001,759	19,134
	Harrah’s Entertainment, Inc.	213,449	18,199
	Mattel, Inc.	694,028	17,552
	Whirlpool Corp.	137,808	15,324
	Genuine Parts Co.	300,657	14,913
	VF Corp.	158,020	14,471
	Newell Rubbermaid, Inc.	489,117	14,395
	Eastman Kodak Co.	507,018	14,110
	Sherwin-Williams Co.	202,285	13,446
	H & R Block, Inc.	568,966	13,297
*	Wyndham Worldwide Corp.	350,745	12,718
*	IAC/InterActiveCorp	355,060	12,289
*	Expedia, Inc.	390,474	11,437
	Limited Brands, Inc.	410,686	11,273
	Darden Restaurants Inc.	243,451	10,709
	Ford Motor Co.	1,123,362	10,582
	Royal Caribbean Cruises, Ltd.	244,262	10,498
	D. R. Horton, Inc.	498,593	9,937
*	Mohawk Industries, Inc.	96,116	9,688
	Idearc Inc.	257,478	9,097
*	Liberty Media Corp.–
	Capital Series A	75,970	8,940
	BorgWarner, Inc.	102,323	8,804
	Pulte Homes, Inc.	384,454	8,631
	Hasbro, Inc.	266,234	8,362
	Lennar Corp. Class A	224,719	8,216
	Autoliv, Inc.	143,402	8,155
	The Stanley Works	131,820	8,001
	ServiceMaster Co.	515,384	7,968

38

			Market
			Value•
		Shares	($000)
	Virgin Media Inc.	318,861	7,771
	Washington Post Co. Class B	9,775	7,586
	Leggett & Platt, Inc.	313,917	6,922
	Liz Claiborne, Inc.	181,431	6,767
	Brinker International, Inc.	215,860	6,318
	Wendy’s International, Inc.	168,565	6,195
*	AutoNation, Inc.	273,630	6,140
^	New York Times Co.
	Class A	239,432	6,082
	Foot Locker, Inc.	274,699	5,988
*	Toll Brothers, Inc.	231,782	5,790
	Jones Apparel Group, Inc.	191,469	5,409
	KB Home	133,844	5,269
	Brunswick Corp.	160,052	5,222
	Circuit City Stores, Inc.	310,450	4,682
	Family Dollar Stores, Inc.	127,189	4,365
	Dollar General Corp.	192,799	4,226
	Tribune Co.	141,695	4,166
	E.W. Scripps Co. Class A	78,413	3,583
	Centex Corp.	73,822	2,960
	RadioShack Corp.	80,324	2,662
^	The McClatchy Co. Class A	98,958	2,505
	Boyd Gaming Corp.	34,486	1,696
			746,196
	Consumer Staples (6.4%)
	Altria Group, Inc.	3,702,220	259,674
	The Coca-Cola Co.	2,391,092	125,078
	Kraft Foods Inc.	2,888,149	101,807
	Kimberly-Clark Corp.	805,792	53,899
	General Mills, Inc.	609,270	35,594
	H.J. Heinz Co.	581,663	27,612
	ConAgra Foods, Inc.	893,144	23,990
	Sara Lee Corp.	1,294,802	22,530
	Reynolds American Inc.	313,107	20,415
	Bunge Ltd.	211,366	17,860
	SuperValu Inc.	366,738	16,987
	The Kroger Co.	594,268	16,717
	UST, Inc.	283,549	15,229
	Coca-Cola Enterprises, Inc.	465,921	11,182
	Tyson Foods, Inc.	461,176	10,625

39

Value Index Fund

			Market
			Value•
		Shares	($000)
	Molson Coors Brewing Co.
	Class B	113,434	10,488
	Safeway, Inc.	272,235	9,264
*	Constellation Brands, Inc.
	Class A	372,144	9,036
	The Clorox Co.	133,713	8,304
	The Pepsi Bottling Group, Inc.	240,243	8,091
	McCormick & Co., Inc.	206,682	7,891
*	Smithfield Foods, Inc.	200,523	6,174
	Hormel Foods Corp.	134,001	5,005
	PepsiAmericas, Inc.	114,298	2,807
	Dean Foods Co.	82,835	2,640
	Brown-Forman Corp. Class B	32,633	2,385
			831,284
Energy (15.0%)
	ExxonMobil Corp.	10,114,038	848,366
	Chevron Corp.	3,848,533	324,200
	ConocoPhillips Co.	2,757,332	216,451
	Occidental Petroleum Corp.	1,479,563	85,637
	Valero Energy Corp.	1,066,478	78,770
	Marathon Oil Corp.	1,241,062	74,414
	Devon Energy Corp.	744,628	58,297
	Apache Corp.	583,808	47,633
	Anadarko Petroleum Corp.	771,013	40,085
	Spectra Energy Corp.	1,112,127	28,871
	Hess Corp.	446,656	26,335
	El Paso Corp.	1,245,266	21,456
	Noble Energy, Inc.	301,807	18,830
	Tesoro Corp.	240,817	13,763
	Murphy Oil Corp.	203,866	12,118
	Pioneer Natural
	Resources Co.	217,838	10,611
*	Newfield Exploration Co.	228,152	10,392
	Chesapeake Energy Corp.	269,952	9,340
*	Nabors Industries, Inc.	264,296	8,822
	Patterson-UTI Energy, Inc.	276,213	7,240
	Cimarex Energy Co.	146,138	5,759
	Pogo Producing Co.	103,021	5,232
	Rowan Cos., Inc.	68,467	2,806
			1,955,428
Financials (34.3%)
	Citigroup, Inc.	8,654,929	443,911
	Bank of America Corp.	7,870,414	384,785
	JPMorgan Chase & Co.	6,111,300	296,092
	American International
	Group, Inc.	3,901,116	273,195
	Wells Fargo & Co.	5,624,227	197,804
	Wachovia Corp.	3,361,314	172,267
	Morgan Stanley	1,691,460	141,880
	Merrill Lynch & Co., Inc.	1,478,690	123,589
	Fannie Mae	1,721,362	112,457
	U.S. Bancorp	3,115,934	102,670
	MetLife, Inc.	1,342,043	86,535
	Freddie Mac	1,224,842	74,348

40

		Market
		Value•
	Shares	($000)
Washington Mutual, Inc.	1,656,751	70,644
The Allstate Corp.	1,037,636	63,825
The Travelers Cos., Inc.	1,192,683	63,809
Lehman Brothers
Holdings, Inc.	789,392	58,825
Capital One Financial Corp.	723,627	56,761
The Hartford Financial
Services Group Inc.	565,283	55,686
The Bank of
New York Co., Inc.	1,336,169	55,371
SunTrust Banks, Inc.	595,143	51,028
The Goldman
Sachs Group, Inc.	229,644	49,775
PNC Financial
Services Group	610,330	43,687
Regions Financial Corp.	1,291,233	42,740
Prudential Financial, Inc.	420,975	40,931
BB&T Corp.	969,575	39,442
The Chubb Corp.	726,727	39,345
Countrywide Financial Corp.	1,041,225	37,849
ACE Ltd.	575,692	35,992
Fifth Third Bancorp	883,816	35,149
Lincoln National Corp.	489,616	34,738
Loews Corp.	671,564	34,236
National City Corp.	1,015,737	33,844
Mellon Financial Corp.	734,354	32,312
Marsh & McLennan Cos., Inc.	972,869	30,042
Bear Stearns Co., Inc.	200,812	28,114
Genworth Financial Inc.	798,238	27,459
XL Capital Ltd. Class A	318,690	26,862
KeyCorp	704,583	24,188
Ameriprise Financial, Inc.	380,055	24,160
Simon Property
Group, Inc. REIT	253,842	23,617
Equity Residential REIT	516,440	23,565
Archstone-Smith Trust REIT	385,463	22,785
Host Hotels &
Resorts Inc. REIT	952,859	22,030
Aon Corp.	491,997	20,964
SLM Corp.	360,611	20,764
Marshall & Ilsley Corp.	405,842	19,330
CIT Group Inc.	350,009	19,191
Vornado Realty Trust REIT	156,404	17,179
Comerica, Inc.	278,146	16,541
Avalonbay
Communities, Inc. REIT	138,608	16,478
Ambac Financial Group, Inc.	186,562	16,266
Unum Group	604,541	15,785
Compass Bancshares Inc.	228,160	15,738
Kimco Realty Corp. REIT	396,830	15,107
MBIA, Inc.	237,882	14,801
Zions Bancorp	188,397	14,490
Synovus Financial Corp.	460,290	14,131
Sovereign Bancorp, Inc.	667,706	14,115
Boston Properties, Inc. REIT	134,125	13,698

41

Value Index Fund

		Market
		Value•
	Shares	($000)
Plum Creek
Timber Co. Inc. REIT	312,761	13,030
American Capital
Strategies, Ltd.	304,226	12,936
SL Green Realty Corp. REIT	103,071	12,769
Everest Re Group, Ltd.	114,979	12,491
M & T Bank Corp.	116,344	12,437
Willis Group Holdings Ltd.	277,421	12,223
Cincinnati Financial Corp.	275,560	11,959
Commerce Bancorp, Inc.	314,478	11,633
Torchmark Corp.	173,361	11,615
Safeco Corp.	186,527	11,613
Hudson City Bancorp, Inc.	936,744	11,447
A.G. Edwards, Inc.	132,814	11,229
Assurant, Inc.	185,112	10,907
The Macerich Co. REIT	126,752	10,447
Health Care Properties
Investors REIT	354,215	10,247
Developers Diversified
Realty Corp. REIT	192,173	10,129
Leucadia National Corp.	286,376	10,095
iStar Financial Inc. REIT	223,761	9,919
Axis Capital Holdings Ltd.	238,685	9,703
W.R. Berkley Corp.	289,809	9,430
People’s United Financial Inc.	528,653	9,373
Janus Capital Group Inc.	334,869	9,323
AMB Property Corp. REIT	174,460	9,285
White Mountains
Insurance Group Inc.	15,251	9,242
Huntington Bancshares Inc.	395,457	8,993
Fidelity National
Financial, Inc. Class A	367,381	8,707
First Horizon National Corp.	220,757	8,610
Apartment Investment &
Management Co.
Class A REIT	170,439	8,593
Regency Centers Corp. REIT	121,566	8,570
Duke Realty Corp. REIT	239,130	8,530
New York Community
Bancorp, Inc.	495,476	8,433
MGIC Investment Corp.	146,704	8,342
Ventas, Inc. REIT	229,522	8,320
^Allied Capital Corp.	268,730	8,320
Old Republic
International Corp.	387,122	8,230
* Markel Corp.	16,750	8,116
Northern Trust Corp.	121,841	7,827
PartnerRe Ltd.	100,654	7,801
Radian Group, Inc.	140,774	7,602
Federal Realty
Investment Trust REIT	97,740	7,551
Popular, Inc.	467,115	7,507
RenaissanceRe Holdings Ltd.	120,964	7,499
First American Corp.	144,675	7,161
Associated Banc-Corp.	215,493	7,047

42

			Market
			Value•
		Shares	($000)
	Liberty Property Trust REIT	159,558	7,009
	The PMI Group Inc.	153,341	6,850
	Hospitality Properties
	Trust REIT	164,682	6,833
	Camden Property Trust REIT	99,467	6,661
	Colonial BancGroup, Inc.	265,658	6,633
	HCC Insurance Holdings, Inc.	196,220	6,556
	UDR, Inc. REIT	238,573	6,274
	Public Storage, Inc. REIT	78,895	6,061
	Nationwide Financial
	Services, Inc.	95,630	6,046
	UnionBanCal Corp.	98,703	5,893
*	E*TRADE Financial Corp.	263,422	5,819
	TCF Financial Corp.	207,070	5,757
*	Arch Capital Group Ltd.	78,698	5,709
	Protective Life Corp.	117,342	5,610
	Weingarten Realty
	Investors REIT	135,887	5,585
*	AmeriCredit Corp.	207,296	5,504
	City National Corp.	71,267	5,423
	CapitalSource Inc. REIT	205,294	5,048
	Erie Indemnity Co. Class A	91,942	4,969
	Commerce Bancshares, Inc.	105,080	4,760
	American Financial
	Group, Inc.	126,557	4,322
	Unitrin, Inc.	82,944	4,079
	Astoria Financial Corp.	156,264	3,913
	Transatlantic Holdings, Inc.	46,608	3,315
	Federated Investors, Inc.	83,301	3,193
	Mercury General Corp.	48,433	2,669
	Forest City Enterprise Class A	38,016	2,337
	BOK Financial Corp.	41,663	2,226
	Student Loan Corp.	7,023	1,432
			4,474,649
Health Care (8.2%)
	Pfizer Inc.	12,729,448	325,492
	Merck & Co., Inc.	3,832,693	190,868
	Bristol-Myers Squibb Co.	3,565,210	112,518
	Eli Lilly & Co.	1,797,936	100,469
	Wyeth	1,545,866	88,640
	Abbott Laboratories	1,361,998	72,935
*	Boston Scientific Corp.	2,212,021	33,932
*	Biogen Idec Inc.	305,062	16,321
	CIGNA Corp.	190,301	9,937
*	Barr Pharmaceuticals Inc.	178,678	8,975
*	King Pharmaceuticals, Inc.	429,586	8,789
*	Triad Hospitals, Inc.	155,800	8,376
	AmerisourceBergen Corp.	167,333	8,278
	Mylan Laboratories, Inc.	432,962	7,876
	Omnicare, Inc.	214,299	7,728
*	Community Health
	Systems, Inc.	166,796	6,747
	Hillenbrand Industries, Inc.	103,086	6,701
	Bausch & Lomb, Inc.	95,804	6,653
*	Invitrogen Corp.	85,199	6,283

43

Value Index Fund

			Market
			Value•
		Shares	($000)
*	Charles River
	Laboratories, Inc.	118,069	6,095
*	Watson Pharmaceuticals, Inc.	171,933	5,593
	Quest Diagnostics, Inc.	102,617	5,300
	Applera Corp.–Applied
	Biosystems Group	162,072	4,950
	Health Management
	Associates Class A	427,916	4,861
	Beckman Coulter, Inc.	70,948	4,589
*	Hospira, Inc.	96,476	3,766
			1,062,672
Industrials (10.7%)
	General Electric Co.	18,153,958	694,934
	Tyco International Ltd.	3,488,960	117,892
	Honeywell International Inc.	1,341,588	75,505
	Union Pacific Corp.	454,032	52,282
	Northrop Grumman Corp.	588,419	45,820
	Emerson Electric Co.	704,298	32,961
	Ingersoll-Rand Co.	541,600	29,691
	Raytheon Co.	511,977	27,590
	Eaton Corp.	262,951	24,454
	Parker Hannifin Corp.	204,494	20,022
	Masco Corp.	695,830	19,810
	Rockwell Automation, Inc.	277,838	19,293
	Dover Corp.	360,407	18,435
	Norfolk Southern Corp.	350,356	18,418
	Waste Management, Inc.	470,938	18,390
	Cooper Industries, Inc.
	Class A	322,085	18,388
	Deere & Co.	140,153	16,922
	R.R. Donnelley & Sons Co.	382,639	16,649
	Manpower Inc.	149,941	13,831
	Goodrich Corp.	210,477	12,536
	W.W. Grainger, Inc.	126,267	11,749
	Avery Dennison Corp.	174,590	11,607
	Cintas Corp.	254,070	10,018
	Pitney Bowes, Inc.	196,004	9,177
	SPX Corp.	101,201	8,886
	Oshkosh Truck Corp.	130,784	8,229
*	UAL Corp.	195,394	7,931
*	Allied Waste Industries, Inc.	589,058	7,929
	Pentair, Inc.	167,476	6,460
	Republic Services, Inc.
	Class A	171,019	5,240
	Pall Corp.	107,934	4,964
*	US Airways Group Inc.	145,473	4,403
*	Owens Corning Inc.	90,501	3,044
*	Raytheon Co. Warrants
	Exp. 6/16/11	9,836	181
			1,393,641
Information Technology (3.0%)
	International Business
	Machines Corp.	930,238	97,908
	Hewlett-Packard Co.	1,668,588	74,452

44

			Market
			Value•
		Shares	($000)
	Electronic Data
	Systems Corp.	913,021	25,318
	Seagate Technology	967,681	21,066
*	Xerox Corp.	1,088,271	20,111
*	Computer Sciences Corp.	303,023	17,924
	Microchip Technology, Inc.	381,786	14,141
	Fidelity National
	Information Services, Inc.	217,912	11,828
*	Flextronics International Ltd.	1,071,920	11,577
*	LSI Corp.	1,363,824	10,242
	Maxim Integrated
	Products, Inc.	283,261	9,464
*	Arrow Electronics, Inc.	217,361	8,353
*	Tellabs, Inc.	734,844	7,907
	Intersil Corp.	244,543	7,693
*	Western Digital Corp.	393,042	7,605
*	Cadence Design
	Systems, Inc.	321,513	7,060
*	Solectron Corp.	1,594,881	5,869
*	Ingram Micro, Inc. Class A	269,347	5,848
*	Compuware Corp.	372,470	4,417
	Molex, Inc. Class A	142,046	3,771
	Jabil Circuit, Inc.	168,965	3,729
*	Avnet, Inc.	91,541	3,629
*	Lexmark International, Inc.	60,694	2,993
	AVX Corp.	91,108	1,525
			384,430
Materials (4.1%)
	E.I. du Pont de
	Nemours & Co.	1,631,456	82,943
	Dow Chemical Co.	1,693,320	74,879
	Alcoa Inc.	1,535,082	62,217
	Freeport-McMoRan
	Copper & Gold, Inc.
	Class B	662,696	54,884
	International Paper Co.	762,954	29,793
	Weyerhaeuser Co.	372,570	29,407
	United States Steel Corp.	209,161	22,746
	PPG Industries, Inc.	289,392	22,026
	Air Products &
	Chemicals, Inc.	248,231	19,950
	Lyondell Chemical Co.	395,565	14,683
	Rohm & Haas Co.	250,562	13,701
	Vulcan Materials Co.	109,096	12,496
	Temple-Inland Inc.	185,858	11,436
	MeadWestvaco Corp.	320,294	11,313
*	Domtar Corp.	916,285	10,226
	Celanese Corp. Series A	249,627	9,681
	Eastman Chemical Co.	147,496	9,488
	International Flavors &
	Fragrances, Inc.	143,019	7,457
	Sonoco Products Co.	167,258	7,160
	Sigma-Aldrich Corp.	151,434	6,462
	Ashland, Inc.	99,776	6,381
	Bemis Co., Inc.	184,871	6,134

45

Value Index Fund

			Market
			Value•
		Shares	($000)
*	Smurfit-Stone Container Corp.	449,503	5,983
	Steel Dynamics, Inc.	56,638	2,374
	Huntsman Corp.	87,681	2,132
			535,952
Telecommunication Services (6.7%)
	AT&T Inc.	11,023,466	457,474
	Verizon Communications Inc.	5,140,895	211,651
	Sprint Nextel Corp.	4,903,390	101,549
	Alltel Corp.	635,909	42,956
	Embarq Corp.	263,906	16,724
	Windstream Corp.	841,620	12,422
	CenturyTel, Inc.	192,610	9,448
	Citizens Communications Co.	598,597	9,141
	Telephone &
	Data Systems, Inc.	90,851	5,685
	Telephone &
	Data Systems, Inc.–
	Special Common Shares	92,003	5,295
			872,345
Utilities (5.9%)
	Exelon Corp.	1,183,089	85,892
	Dominion Resources, Inc.	624,443	53,896
	Southern Co.	1,321,578	45,317
	Duke Energy Corp.	2,215,986	40,553
	Public Service
	Enterprise Group, Inc.	446,308	39,177
	FPL Group, Inc.	680,223	38,596
	Entergy Corp.	357,831	38,413
	FirstEnergy Corp.	538,023	34,826
	PPL Corp.	673,526	31,514
	American Electric
	Power Co., Inc.	698,318	31,452
	Edison International	546,420	30,665
	PG&E Corp.	629,727	28,527
	Sempra Energy	441,153	26,129
	Consolidated Edison Inc.	477,575	21,548
	Progress Energy, Inc.	429,305	19,572
	Ameren Corp.	364,636	17,871
	DTE Energy Co.	313,990	15,141
	Xcel Energy, Inc.	719,543	14,729
	KeySpan Corp.	309,832	13,007
	NiSource, Inc.	483,773	10,019
	Pepco Holdings, Inc.	337,771	9,525
	ONEOK, Inc.	184,633	9,307
	Wisconsin Energy Corp.	206,477	9,132
	CenterPoint Energy Inc.	524,584	9,128
	MDU Resources Group, Inc.	288,398	8,087
	Alliant Energy Corp.	204,834	7,958
	Northeast Utilities	272,666	7,733
	SCANA Corp.	195,742	7,495
*	Reliant Energy, Inc.	272,624	7,347
	Energy East Corp.	277,640	7,244

46

		Market
		Value•
	Shares	($000)
Pinnacle West Capital Corp.	176,667	7,040
Integrys Energy Group, Inc.	132,220	6,708
TECO Energy, Inc.	368,918	6,338
NSTAR	188,344	6,112
DPL Inc.	199,577	5,656
* Dynegy, Inc.	564,951	5,333
Equitable Resources, Inc.	101,868	5,049
		762,036
Total Common Stocks
(Cost $10,285,104)		13,018,633
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1]	Vanguard Market
Liquidity Fund,
5.281%—Note E	13,502,300	13,502
[1]	Vanguard Market
Liquidity Fund, 5.281%	4,872,166	4,872
Total Temporary Cash Investments
(Cost $18,374)		18,374
Total Investments (100.1%)
(Cost $10,303,478)		13,037,007
Other Assets and Liabilities (–0.1%)
Other Assets—Note B		99,295
Liabilities—Note E		(112,685)
		(13,390)
Net Assets (100%)		13,023,617

47

Value Index Fund

At June 30, 2007, net assets consisted of:[2]
Amount
($000)
Paid-in Capital	11,056,744
Undistributed Net Investment Income	2,572
Accumulated Net Realized Losses	(769,228)
Unrealized Appreciation	2,733,529
Net Assets	13,023,617

Investor Shares—Net Assets
Applicable to 173,113,962 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,854,145
Net Asset Value Per Share—
Investor Shares	$28.04

Admiral Shares—Net Assets
Applicable to 107,606,966 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,017,409
Net Asset Value Per Share—
Admiral Shares	$28.04

Signal Shares—Net Assets
Applicable to 209,730 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	6,120
Net Asset Value Per Share—
Signal Shares	$29.18

Institutional Shares—Net Assets
Applicable to 104,346,223 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,926,057
Net Asset Value Per Share—
Institutional Shares	$28.04

ETF Shares—Net Assets
Applicable to 30,877,758 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,219,886
Net Asset Value Per Share—
ETF Shares	$71.89

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

48

Value Index Fund

Statement of Operations

Six Months Ended
June 30, 2007
($000)
Investment Income
Income
Dividends	157,294
Interest1	454
Security Lending	380
Total Income	158,128
Expenses
The Vanguard Group—Note B
Investment Advisory Services	226
Management and Administrative—Investor Shares	3,902
Management and Administrative—Admiral Shares	1,065
Management and Administrative—Signal Shares	—
Management and Administrative—Institutional Shares	519
Management and Administrative—ETF Shares	713
Marketing and Distribution—Investor Shares	536
Marketing and Distribution—Admiral Shares	255
Marketing and Distribution—Signal Shares	—
Marketing and Distribution—Institutional Shares	314
Marketing and Distribution—ETF Shares	234
Custodian Fees	163
Shareholders’ Reports—Investor Shares	63
Shareholders’ Reports—Admiral Shares	4
Shareholders’ Reports—Signal Shares	—
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—ETF Shares	5
Trustees’ Fees and Expenses	7
Total Expenses	8,007
Net Investment Income	150,121
Realized Net Gain (Loss) on Investment Securities Sold	193,668
Change in Unrealized Appreciation (Depreciation) of Investment Securities	443,614
Net Increase (Decrease) in Net Assets Resulting from Operations	787,403

1   Interest income from an affiliated company of the fund was $454,000.

49

Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	150,121	215,630
Realized Net Gain (Loss)	193,668	331,789
Change in Unrealized Appreciation (Depreciation)	443,614	1,209,630
Net Increase (Decrease) in Net Assets Resulting from Operations	787,403	1,757,049
Distributions
Net Investment Income
Investor Shares	(51,494)	(92,045)
Admiral Shares	(33,157)	(56,265)
Signal Shares	(33)	—
Institutional Shares	(31,059)	(42,009)
ETF Shares	(23,243)	(29,028)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(138,986)	(219,347)
Capital Share Transactions—Note F
Investor Shares	184,621	368,080
Admiral Shares	241,804	356,285
Signal Shares	6,280	—
Institutional Shares	575,298	701,714
ETF Shares	470,919	853,064
Net Increase (Decrease) from Capital Share Transactions	1,478,922	2,279,143
Total Increase (Decrease)	2,127,339	3,816,845
Net Assets
Beginning of Period	10,896,278	7,079,433
End of Period1	13,023,617	10,896,278

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of $2,572,000 and ($8,677,000).

50

Value Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,		Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$26.58	$22.29	$21.35	$18.95	$14.65	$18.90
Investment Operations
Net Investment Income	.33	.586	.559	.460	.378	.303
Net Realized and Unrealized
Gain (Loss) on Investments	1.43	4.295	.936	2.399	4.294	(4.238)
Total from Investment Operations	1.76	4.881	1.495	2.859	4.672	(3.935)
Distributions
Dividends from Net Investment Income	(.30)	(.591)	(.555)	(.459)	(.372)	(.315)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.30)	(.591)	(.555)	(.459)	(.372)	(.315)
Net Asset Value, End of Period	$28.04	$26.58	$22.29	$21.35	$18.95	$14.65

Total Return[1]	6.65%	22.15%	7.09%	15.29%	32.25%	–20.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,854	$4,417	$3,376	$3,592	$2,921	$2,197
Ratio of Total Expenses to
Average Net Assets	0.20%*	0.21%	0.21%	0.21%	0.23%	0.23%
Ratio of Net Investment Income to
Average Net Assets	2.41%*	2.48%	2.63%	2.40%	2.38%	1.80%
Portfolio Turnover Rate[2]	12%*	20%	21%	18%	44%3	26%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3  Includes activity related to a change in the fund’s target index.

*  Annualized.

51

Value Index Fund

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	June 30,		Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$26.58	$22.29	$21.35	$18.95	$14.65	$18.90
Investment Operations
Net Investment Income	.340	.611	.581	.479	.392	.315
Net Realized and Unrealized
Gain (Loss) on Investments	1.434	4.295	.936	2.399	4.294	(4.238)
Total from Investment Operations	1.774	4.906	1.517	2.878	4.686	(3.923)
Distributions
Dividends from Net Investment Income	(.314)	(.616)	(.577)	(.478)	(.386)	(.327)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.314)	(.616)	(.577)	(.478)	(.386)	(.327)
Net Asset Value, End of Period	$28.04	$26.58	$22.29	$21.35	$18.95	$14.65

Total Return	6.71%	22.27%	7.20%	15.40%	32.36%	–20.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,017	$2,625	$1,880	$1,075	$773	$480
Ratio of Total Expenses to
Average Net Assets	0.10%*	0.11%	0.11%	0.11%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	2.51%*	2.58%	2.72%	2.50%	2.48%	1.88%
Portfolio Turnover Rate[1]	12%*	20%	21%	18%	44%2	26%

1  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

2  Includes activity related to a change in the fund’s target index.

*  Annualized.

52

Value Index Fund

Signal Shares
June 4, 2007[1] to
For a Share Outstanding Throughout the Period	June 30, 2007
Net Asset Value, Beginning of Period	$30.14
Investment Operations
Net Investment Income	.057
Net Realized and Unrealized Gain (Loss) on Investments	(.861)
Total from Investment Operations	(.804)
Distributions
Dividends from Net Investment Income	(.156)
Distributions from Realized Capital Gains	—
Total Distributions	(.156)
Net Asset Value, End of Period	$29.18

Total Return	–2.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6
Ratio of Total Expenses to Average Net Assets	0.10%*
Ratio of Net Investment Income to Average Net Assets	2.51%*
Portfolio Turnover Rate[2]	12%*

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

53

Value Index Fund

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,		Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$26.58	$22.29	$21.35	$18.95	$14.65	$18.90
Investment Operations
Net Investment Income	.344	.618	.588	.485	.400	.322
Net Realized and Unrealized Gain (Loss)
on Investments	1.434	4.295	.936	2.399	4.294	(4.238)
Total from Investment Operations	1.778	4.913	1.524	2.884	4.694	(3.916)
Distributions
Dividends from Net Investment Income	(.318)	(.623)	(.584)	(.484)	(.394)	(.334)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.318)	(.623)	(.584)	(.484)	(.394)	(.334)
Net Asset Value, End of Period	$28.04	$26.58	$22.29	$21.35	$18.95	$14.65

Total Return	6.72%	22.31%	7.23%	15.43%	32.42%	–20.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,926	$2,209	$1,224	$807	$534	$494
Ratio of Total Expenses to
Average Net Assets	0.07%*	0.08%	0.08%	0.08%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.54%*	2.61%	2.76%	2.53%	2.46%	1.91%
Portfolio Turnover Rate[1]	12%*	20%	21%	18%	44%[2]	26%

1  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

2  Includes activity related to a change in the fund’s target index.

*  Annualized.

54

Value Index Fund

ETF Shares

	Six Months			Jan. 26,
	Ended	Year Ended		2004[1] to
	June 30,	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$68.14	$57.14	$54.74	$50.34
Investment Operations
Net Investment Income	.872	1.565	1.489	1.184
Net Realized and Unrealized Gain (Loss) on Investments	3.683	11.016	2.392	4.437
Total from Investment Operations	4.555	12.581	3.881	5.621
Distributions
Dividends from Net Investment Income	(.805)	(1.581)	(1.481)	(1.221)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.805)	(1.581)	(1.481)	(1.221)
Net Asset Value, End of Period	$71.89	$68.14	$57.14	$54.74

Total Return	6.72%	22.28%	7.19%	11.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,220	$1,646	$600	$406
Ratio of Total Expenses to Average Net Assets	0.11%*	0.11%	0.11%	0.15%*
Ratio of Net Investment Income to Average Net Assets	2.50%*	2.58%	2.72%	2.46%*
Portfolio Turnover Rate[2]	12%*	20%	21%	18%

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

55

Value Index Fund

Notes to Financial Statements

Vanguard Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Signal Shares were first issued on June 4, 2007. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

56

Value Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2007, the fund had contributed capital of $1,148,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.15% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2007, the fund realized $204,629,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2006, the fund had available realized losses of $757,542,000 to offset future net capital gains of $125,066,000 through December 31, 2010, $503,996,000 through December 31, 2011, $40,920,000 through December 31, 2014, and $87,560,000 through December 31, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2007, the cost of investment securities for tax purposes was $10,303,478,000. Net unrealized appreciation of investment securities for tax purposes was $2,733,529,000, consisting of unrealized gains of $2,812,905,000 on securities that had risen in value since their purchase and $79,376,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended June 30, 2007, the fund purchased $2,737,280,000 of investment securities and sold $1,244,823,000 of investment securities, other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at June 30, 2007, was $13,028,000, for which the fund received cash collateral of $13,502,000.

57

Value Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2007		December 31, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	737,293	27,063	1,129,396	46,421
Issued in Lieu of Cash Distributions	48,491	1,771	86,280	3,512
Redeemed	(601,163)	(21,907)	(847,596)	(35,218)
Net Increase (Decrease)—Investor Shares	184,621	6,927	368,080	14,715
Admiral Shares
Issued	534,483	19,537	835,495	34,242
Issued in Lieu of Cash Distributions	28,857	1,053	48,464	1,973
Redeemed	(321,536)	(11,741)	(527,674)	(21,810)
Net Increase (Decrease)—Admiral Shares	241,804	8,849	356,285	14,405
Signal Shares
Issued	6,249	209	—	—
Issued in Lieu of Cash Distributions	31	1	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—Signal Shares	6,280	210	—	—
Institutional Shares
Issued	724,614	26,744	834,468	33,733
Issued in Lieu of Cash Distributions	25,482	929	31,444	1,273
Redeemed	(174,798)	(6,429)	(164,198)	(6,802)
Net Increase (Decrease)—Institutional Shares	575,298	21,244	701,714	28,204
ETF Shares
Issued	1,015,110	14,224	2,040,089	32,352
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(544,191)	(7,500)	(1,187,025)	(18,700)
Net Increase (Decrease)—ETF Shares	470,919	6,724	853,064	13,652

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

58

Large-Cap Index Fund

Fund Profile

As of June 30, 2007

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	752	751	4,921
Median Market Cap	$47.0B	$47.0B	$32.6B
Price/Earnings Ratio	17.5x	17.5x	18.2x
Price/Book Ratio	2.9x	2.9x	2.9x
Yield		1.8%	1.7%
Investor Shares	1.6%
Admiral Shares	1.7%
Institutional Shares	1.7%
ETF Shares	1.7%
Return on Equity	19.1%	19.1%	18.2%
Earnings Growth Rate	21.1%	21.1%	20.7%
Foreign Holdings	0.4%	0.4%	0.0%
Turnover Rate	6%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.20%[3]
Admiral Shares	0.10%[3]
Institutional Shares	0.08%[3]
ETF Shares	0.07%[3]
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	11%	11%	12%
Consumer Staples	9	9	8
Energy	11	11	10
Financials	21	21	21
Health Care	11	11	11
Industrials	11	11	12
Information Technology	15	15	15
Materials	3	3	4
Telecommunication Services	4	4	3
Utilities	4	4	4

Volatility Measures[4]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.98
Beta	1.00	0.93

Ten Largest Holdings[5] (% of total net assets)

ExxonMobil Corp.	integrated oil
	and gas	3.3%
General Electric Co.	industrial
	conglomerates	2.7
Microsoft Corp.	systems software	1.8
AT&T Inc.	integrated
	telecommunication
	services	1.8
Citigroup, Inc.	diversified financial
	services	1.7
Bank of America Corp.	diversified financial
	services	1.5
The Procter & Gamble Co.	household products	1.3
Pfizer Inc.	pharmaceuticals	1.3
Chevron Corp.	integrated oil
	and gas	1.2
Johnson & Johnson	pharmaceuticals	1.2
Top Ten		17.8%

Investment Focus

1  MSCI US Prime Market 750 Index.

2  Dow Jones Wilshire 5000 Index.

3  Annualized.

4  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 76.

5  “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

59

Large-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): January 30, 2004–June 30, 2007

Average Annual Total Returns: Periods Ended June 30, 2007

	Inception Date	One Year	Since Inception
Large-Cap Index Fund
Investor Shares2	1/30/2004	20.58%	11.15%
Admiral Shares	2/2/2004	20.67	11.16
Institutional Shares	6/30/2005	20.73	14.84
ETF Shares	1/27/2004
Market Price		20.50	10.86
Net Asset Value		20.72	10.88

1  Six months ended June 30, 2007.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights tables on pages 51–54 for dividend and capital gains information.

60

Large-Cap Index Fund

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Large-Cap Index Fund—is included as an insert to this report.

Statement of Operations
Six Months Ended
June 30, 2007
($000)
Investment Income
Income
Dividends	11,727
Interest[1]	149
Security Lending	43
Total Income	11,919
Expenses
The Vanguard Group—Note B
Investment Advisory Services	66
Management and Administrative—Investor Shares	160
Management and Administrative—Admiral Shares	43
Management and Administrative—Institutional Shares	3
Management and Administrative—ETF Shares	5
Marketing and Distribution—Investor Shares	30
Marketing and Distribution—Admiral Shares	17
Marketing and Distribution—Institutional Shares	11
Marketing and Distribution—ETF Shares	87
Custodian Fees	177
Shareholders’ Reports—Investor Shares	6
Shareholders’ Reports—Admiral Shares	—
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—ETF Shares	9
Trustees’ Fees and Expenses	1
Total Expenses	616
Net Investment Income	11,303
Realized Net Gain (Loss)
Investment Securities Sold	5,628
Futures Contracts	183
Realized Net Gain (Loss)	5,811
Change in Unrealized Appreciation (Depreciation)
Investment Securities	72,560
Futures Contracts	(41)
Change in Unrealized Appreciation (Depreciation)	72,519
Net Increase (Decrease) in Net Assets Resulting from Operations	89,633

1  Interest income from an affiliated company of the fund was $142,000.

61

Large-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	11,303	13,500
Realized Net Gain (Loss)	5,811	69,623
Change in Unrealized Appreciation (Depreciation)	72,519	36,281
Net Increase (Decrease) in Net Assets Resulting from Operations	89,633	119,404
Distributions
Net Investment Income
Investor Shares	(1,920)	(2,666)
Admiral Shares	(1,699)	(2,250)
Institutional Shares	(690)	(1,317)
ETF Shares	(6,264)	(7,454)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(10,573)	(13,687)
Capital Share Transactions—Note F
Investor Shares	68,769	96,479
Admiral Shares	56,322	76,475
Institutional Shares	13,169	(13,460)
ETF Shares	261,947	348,745
Net Increase (Decrease) from Capital Share Transactions	400,207	508,239
Total Increase (Decrease)	479,267	613,956
Net Assets
Beginning of Period	1,040,162	426,206
End of Period[1]	1,519,429	1,040,162

1   Net Assets—End of Period includes undistributed (overdistributed) net investment income of $520,000 and ($210,000).

62

Large-Cap Index Fund

Financial Highlights

Investor Shares

	Six Months			Jan. 30,
	Ended	Year Ended		2004[1] to
	June 30,	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$25.42	$22.38	$21.41	$20.00
Investment Operations
Net Investment Income	.20	.393	.328	.39[2]
Net Realized and Unrealized Gain (Loss) on Investments	1.64	3.044	.970	1.41
Total from Investment Operations	1.84	3.437	1.298	1.80
Distributions
Dividends from Net Investment Income	(.19)	(.397)	(.328)	(.39)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.19)	(.397)	(.328)	(.39)
Net Asset Value, End of Period	$27.07	$25.42	$22.38	$21.41

Total Return[3]	7.26%	15.49%	6.12%	9.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$295	$211	$94	$44
Ratio of Total Expenses to Average Net Assets	0.20%*	0.20%	0.20%	0.20%*
Ratio of Net Investment Income to Average Net Assets	1.65%*	1.74%	1.72%	1.92%[2],*
Portfolio Turnover Rate[4]	6%*	9%	9%	5%

1  Inception.

2  Net investment income per share and the ratio of net investment income to average net assets include $.05 and 0.30%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

63

Large-Cap Index Fund

Admiral Shares

	Six Months			Feb. 2,
	Ended	Year Ended		2004[1] to
	June 30,	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$31.78	$27.98	$26.77	$25.08
Investment Operations
Net Investment Income	.271	.514	.431	.501[2]
Net Realized and Unrealized Gain (Loss) on Investments	2.042	3.806	1.209	1.692
Total from Investment Operations	2.313	4.320	1.640	2.193
Distributions
Dividends from Net Investment Income	(.253)	(.520)	(.430)	(.503)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.253)	(.520)	(.430)	(.503)
Net Asset Value, End of Period	$33.84	$31.78	$27.98	$26.77

Total Return	7.30%	15.58%	6.19%	8.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$233	$164	$71	$27
Ratio of Total Expenses to Average Net Assets	0.10%*	0.12%	0.12%	0.12%*
Ratio of Net Investment Income to Average Net Assets	1.75%*	1.82%	1.80%	2.00%2,*
Portfolio Turnover Rate3	6%*	9%	9%	5%

1  Inception.

2  Net investment income per share and the ratio of net investment income to average net assets include $.063 and 0.30%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

64

Large-Cap Index Fund

Institutional Shares
	Six Months	Year	June 30,
	Ended	Ended	2005[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005
Net Asset Value, Beginning of Period	$130.78	$115.14	$109.32
Investment Operations
Net Investment Income	1.126	2.151	.989
Net Realized and Unrealized Gain (Loss) on Investments	8.438	15.660	5.863
Total from Investment Operations	9.564	17.811	6.852
Distributions
Dividends from Net Investment Income	(1.054)	(2.171)	(1.032)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.054)	(2.171)	(1.032)
Net Asset Value, End of Period	$139.29	$130.78	$115.14

Total Return	7.33%	15.61%	6.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$98	$79	$83
Ratio of Total Expenses to Average Net Assets	0.08%*	0.08%	0.08%*
Ratio of Net Investment Income to Average Net Assets	1.77%*	1.86%	1.83%*
Portfolio Turnover Rate[2]	6%*	9%	9%

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

65

Large-Cap Index Fund

ETF Shares

	Six Months			Jan. 27,
	Ended	Year Ended		2004[1] to
	June 30,	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$62.92	$55.40	$52.99	$50.01
Investment Operations
Net Investment Income	.55	1.044	.873	.9582
Net Realized and Unrealized Gain (Loss) on Investments	4.05	7.529	2.410	2.983
Total from Investment Operations	4.60	8.573	3.283	3.941
Distributions
Dividends from Net Investment Income	(.51)	(1.053)	(.873)	(.961)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.51)	(1.053)	(.873)	(.961)
Net Asset Value, End of Period	$67.01	$62.92	$55.40	$52.99

Total Return	7.33%	15.61%	6.26%	8.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$894	$587	$178	$48
Ratio of Total Expenses to Average Net Assets	0.07%*	0.07%	0.07%	0.12%*
Ratio of Net Investment Income to Average Net Assets	1.78%*	1.87%	1.84%	2.00%2,*
Portfolio Turnover Rate[3]	6%*	9%	9%	5%

1  Inception.

2  Net investment income per share and the ratio of net investment income to average net assets include $.125 and 0.30%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

66

Large-Cap Index Fund

Notes to Financial Statements

Vanguard Large-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. At June 30, 2007, no Signal Shares have been issued. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

67

Large-Cap Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2007, the fund had contributed capital of $128,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.13% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

68

Large-Cap Index Fund

During the six months ended June 30, 2007, the fund realized $4,077,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2006, the fund had available realized losses of $1,328,000 to offset future net capital gains of $11,000 through December 31, 2013, $463,000 through December 31, 2014, and $854,000 through December 31, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2007, the cost of investment securities for tax purposes was $1,400,421,000. Net unrealized appreciation of investment securities for tax purposes was $125,585,000, consisting of unrealized gains of $149,906,000 on securities that had risen in value since their purchase and $24,321,000 in unrealized losses on securities that had fallen in value since their purchase.

At June 30, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
S&P 500 Index	12	4,546	(8)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended June 30, 2007, the fund purchased $464,087,000 of investment securities and sold $62,374,000 of investment securities, other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at June 30, 2007, was $1,742,000, for which the fund received cash collateral of $1,855,000.

69

Large-Cap Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2007		December 31, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	115,498	4,383	155,826	6,600
Issued in Lieu of Cash Distributions	1,711	65	2,381	99
Redeemed	(48,440)	(1,841)	(61,728)	(2,616)
Net Increase (Decrease)—Investor Shares	68,769	2,607	96,479	4,083
Admiral Shares
Issued	93,021	2,846	93,916	3,200
Issued in Lieu of Cash Distributions	1,457	44	1,952	65
Redeemed	(38,156)	(1,145)	(19,393)	(658)
Net Increase (Decrease)—Admiral Shares	56,322	1,745	76,475	2,607
Institutional Shares
Issued	15,979	115	255,490	2,024
Issued in Lieu of Cash Distributions	690	5	1,317	11
Redeemed	(3,500)	(25)	(270,267)	(2,154)
Net Increase (Decrease)—Institutional Shares	13,169	95	(13,460)	(119)
ETF Shares
Issued	287,532	4,411	679,485	11,420
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(25,585)	(400)	(330,740)	(5,300)
Net Increase (Decrease)—ETF Shares	261,947	4,011	348,745	6,120

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

70

Total Stock Market Index Fund

Fund Profile

As of June 30, 2007

Portfolio Characteristics
		Target
	Fund	Index1
Number of Stocks	3,686	3,929
Median Market Cap	$33.4B	$33.4B
Price/Earnings Ratio	18.2x	18.2x
Price/Book Ratio	2.9x	2.9x
Yield		1.7%
Investor Shares	1.6%
Admiral Shares	1.7%
Signal Shares	1.7%
Institutional Shares	1.7%
ETF Shares	1.7%
Return on Equity	18.2%	18.2%
Earnings Growth Rate	20.8%	20.7%
Foreign Holdings	0.4%	0.4%
Turnover Rate	3%2	—
Expense Ratio		—
Investor Shares	0.16%2
Admiral Shares	0.08%2
Signal Shares	0.08%2
Institutional Shares	0.05%2
ETF Shares	0.07%2
Short-Term Reserves	0%	—

Sector Diversification (% of portfolio)
		Target
	Fund	Index[1]
Consumer Discretionary	11%	11%
Consumer Staples	8	8
Energy	10	10
Financials	21	21
Health Care	12	12
Industrials	12	12
Information Technology	16	16
Materials	3	3
Telecommunication Services	3	3
Utilities	4	4

Volatility Measures[3]
Fund Versus
Spliced Index4
R-Squared	1.00
Beta	1.00

Ten Largest Holdings[5] (% of total net assets)

ExxonMobil Corp.	integrated oil
	and gas	2.8%
General Electric Co.	industrial
	conglomerates	2.3
Microsoft Corp.	systems software	1.5
AT&T Inc.	integrated
	telecommunication
	services	1.5
Citigroup, Inc.	diversified
	financial services	1.5
Bank of America Corp.	diversified
	financial services	1.3
The Procter & Gamble Co.	household products	1.1
Pfizer Inc.	pharmaceuticals	1.1
Chevron Corp.	integrated oil and gas	1.1
Johnson & Johnson	pharmaceuticals	1.1
Top Ten		15.3%

Investment Focus

1  MSCI US Broad Market Index.

2  Annualized.

3  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 76.

4  Dow Jones Wilshire 5000 Index through April 22, 2005; MSCI US Broad Market Index thereafter.

5  “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

71

Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1996–June 30, 2007

Average Annual Total Returns: Periods Ended June 30, 2007

	Inception Date	One Year	Five Years	Ten Years
Total Stock Market Index Fund
Investor Shares[3]	4/27/1992	20.21%	11.76%	7.60%
Admiral Shares	11/13/2000	20.32	11.85	4.514
Signal Shares	9/1/2006	17.144	—	—
Institutional Shares	7/7/1997	20.39	11.90	7.464
ETF Shares	5/24/2001
Market Price		20.25	11.73	5.554
Net Asset Value		20.35	11.85	5.574

1  Six months ended June 30, 2007.

2  Dow Jones Wilshire 5000 Index through April 22, 2005; MSCI US Broad Market Index thereafter.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Return since inception.

Note: See Financial Highlights tables on pages 63–67 for dividend and capital gains information.

72

Total Stock Market Index Fund

The Statement of Net Assets–Investments Summary—an integral part of the Financial Statements for Vanguard Total Stock Market Index Fund—is included as an insert to this report.

Statement of Operations
Six Months Ended
June 30, 2007
($000)
Investment Income
Income
Dividends	802,572
Interest[1]	18,653
Security Lending	13,286
Total Income	834,511
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,420
Management and Administrative—Investor Shares	27,852
Management and Administrative—Admiral Shares	8,618
Management and Administrative—Signal Shares	124
Management and Administrative—Institutional Shares	1,240
Management and Administrative—ETF Shares	1,326
Marketing and Distribution—Investor Shares	5,405
Marketing and Distribution—Admiral Shares	2,264
Marketing and Distribution—Signal Shares	29
Marketing and Distribution—Institutional Shares	1,632
Marketing and Distribution—ETF Shares	968
Custodian Fees	555
Shareholders’ Reports—Investor Shares	324
Shareholders’ Reports—Admiral Shares	37
Shareholders’ Reports—Signal Shares	9
Shareholders’ Reports—Institutional Shares	20
Shareholders’ Reports—ETF Shares	91
Trustees’ Fees and Expenses	49
Total Expenses	51,963
Net Investment Income	782,548
Realized Net Gain (Loss)
Investment Securities Sold	1,158,107
Futures Contracts	31,257
Realized Net Gain (Loss)	1,189,364
Change in Unrealized Appreciation (Depreciation)
Investment Securities	4,723,095
Futures Contracts	(8,144)
Change in Unrealized Appreciation (Depreciation)	4,714,951
Net Increase (Decrease) in Net Assets Resulting from Operations	6,686,863

1  Interest income from an affiliated company of the fund was $18,009,000.

73

Total Stock Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	782,548	1,283,120
Realized Net Gain (Loss)	1,189,364	921,981
Change in Unrealized Appreciation (Depreciation)	4,714,951	8,818,237
Net Increase (Decrease) in Net Assets Resulting from Operations	6,686,863	11,023,338
Distributions
Net Investment Income
Investor Shares	(335,023)	(572,472)
Admiral Shares	(235,737)	(415,805)
Signal Shares	(3,537)	(2,468)
Institutional Shares	(100,887)	(193,310)
ETF Shares	(65,205)	(108,438)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(740,389)	(1,292,493)
Capital Share Transactions—Note F
Investor Shares	4,373,770	4,821,192
Admiral Shares	1,940,533	3,467,146
Signal Shares	337,172	369,757
Institutional Shares	679,945	1,171,149
ETF Shares	1,186,582	497,536
Net Increase (Decrease) from Capital Share Transactions	8,518,002	10,326,780
Total Increase (Decrease)	14,464,476	20,057,625
Net Assets
Beginning of Period	85,477,198	65,419,573
End of Period1	99,941,674	85,477,198

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($20,913,000) and ($63,072,000).

74

Total Stock Market Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,		Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$34.09	$30.00	$28.77	$25.99	$20.07	$25.74
Investment Operations
Net Investment Income	.29	.523	.466	.4451	.325	.295
Net Realized and Unrealized
Gain (Loss) on Investments	2.25	4.091	1.237	2.780	5.922	(5.672)
Total from Investment Operations	2.54	4.614	1.703	3.225	6.247	(5.377)
Distributions
Dividends from Net Investment Income	(.27)	(.524)	(.473)	(.445)	(.327)	(.293)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.27)	(.524)	(.473)	(.445)	(.327)	(.293)
Net Asset Value, End of Period	$36.36	$34.09	$30.00	$28.77	$25.99	$20.07

Total Return[2]	7.47%	15.51%	5.98%	12.52%	31.35%	–20.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$46,261	$39,095	$29,785	$31,718	$24,059	$14,254
Ratio of Total Expenses to
Average Net Assets	0.16%*	0.19%	0.19%	0.19%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.65%*	1.66%	1.62%	1.70%1	1.49%	1.32%
Portfolio Turnover Rate[3]	3%*	4%	12%[4]	4%	2%	2%

1  Net investment income per share and the ratio of net investment income to average net assets include $.063 and 0.25%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

4  Includes activity related to a change in the fund’s target index.

*  Annualized.

75

Total Stock Market Index Fund

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	June 30,		Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$34.09	$30.00	$28.77	$25.99	$20.07	$25.75
Investment Operations
Net Investment Income	.301	.555	.495	.468[1]	.336	.296
Net Realized and Unrealized Gain (Loss)
on Investments	2.253	4.091	1.237	2.780	5.922	(5.672)
Total from Investment Operations	2.554	4.646	1.732	3.248	6.258	(5.376)
Distributions
Dividends from Net Investment Income	(.284)	(.556)	(.502)	(.468)	(.338)	(.304)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.284)	(.556)	(.502)	(.468)	(.338)	(.304)
Net Asset Value, End of Period	$36.36	$34.09	$30.00	$28.77	$25.99	$20.07

Total Return	7.51%	15.63%	6.09%	12.61%	31.42%	–20.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$30,634	$26,853	$20,347	$10,856	$7,969	$4,069
Ratio of Total Expenses to
Average Net Assets	0.08%*	0.09%	0.09%	0.10%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	1.73%*	1.76%	1.72%	1.79%1	1.54%	1.39%
Portfolio Turnover Rate[2]	3%*	4%	12%[3]	4%	2%	2%

1  Net investment income per share and the ratio of net investment income to average net assets include $.063 and 0.25%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3  Includes activity related to a change in the fund’s target index.

*  Annualized.

76

Total Stock Market Index Fund

Signal Shares
	Six Months	Sept. 1,
	Ended	2006[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$32.91	$30.47
Investment Operations
Net Investment Income	.292	.181
Net Realized and Unrealized Gain (Loss) on Investments	2.174	2.536
Total from Investment Operations	2.466	2.717
Distributions
Dividends from Net Investment Income	(.276)	(.277)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.276)	(.277)
Net Asset Value, End of Period	$35.10	$32.91

Total Return	7.52%	8.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$744	$381
Ratio of Total Expenses to Average Net Assets	0.08%*	0.09%*
Ratio of Net Investment Income to Average Net Assets	1.73%*	1.76%*
Portfolio Turnover Rate[2]	3%*	4%

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

77

Total Stock Market Index Fund

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,		Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$34.10	$30.00	$28.77	$26.00	$20.07	$25.75
Investment Operations
Net Investment Income	.31	.573	.504	.4651	.360	.311
Net Realized and Unrealized Gain (Loss)
on Investments	2.25	4.091	1.237	2.780	5.922	(5.672)
Total from Investment Operations	2.56	4.664	1.741	3.245	6.282	(5.361)
Distributions
Dividends from Net Investment Income	(.29)	(.564)	(.511)	(.475)	(.352)	(.319)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.29)	(.564)	(.511)	(.475)	(.352)	(.319)
Net Asset Value, End of Period	$36.37	$34.10	$30.00	$28.77	$26.00	$20.07

Total Return	7.53%	15.69%	6.12%	12.60%	31.55%	–20.90%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,739	$12,262	$9,676	$10,181	$8,000	$4,466
Ratio of Total Expenses to
Average Net Assets	0.05%*	0.06%	0.06%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.76%*	1.79%	1.75%	1.82%[1]	1.62%	1.45%
Portfolio Turnover Rate[2]	3%*	4%	12%[3]	4%	2%	2%

1  Net investment income per share and the ratio of net investment income to average net assets include $.063 and 0.25%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3  Includes activity related to a change in the fund’s target index.

*  Annualized.

78

Total Stock Market Index Fund

ETF Shares
	Six
	Months
	Ended
For a Share Outstanding	June 30,		Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$140.08	$123.25	$118.21	$106.81	$82.47	$105.80
Investment Operations
Net Investment Income	1.249	2.303	2.053	1.8931	1.381	1.259
Net Realized and Unrealized Gain (Loss)
on Investments	9.253	16.829	5.070	11.409	24.341	(23.337)
Total from Investment Operations	10.502	19.132	7.123	13.302	25.722	(22.078)
Distributions
Dividends from Net Investment Income	(1.182)	(2.302)	(2.083)	(1.902)	(1.382)	(1.252)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.182)	(2.302)	(2.083)	(1.902)	(1.382)	(1.252)
Net Asset Value, End of Period	$149.40	$140.08	$123.25	$118.21	$106.81	$82.47

Total Return	7.52%	15.66%	6.10%	12.57%	31.43%	–20.94%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,563	$6,885	$5,612	$4,259	$2,517	$1,290
Ratio of Total Expenses to
Average Net Assets	0.07%*	0.07%	0.07%	0.13%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	1.74%*	1.78%	1.74%	1.79%[1]	1.54%	1.38%
Portfolio Turnover Rate[2]	3%*	4%	12%3	4%	2%	2%

1  Net investment income per share and the ratio of net investment income to average net assets include $.259 and 0.25%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3  Includes activity related to a change in the fund’s target index.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

79

Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

80

Total Stock Market Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2007, the fund had contributed capital of $8,680,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 8.68% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2007, the fund realized $1,256,515,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2006, the fund had available realized losses of $1,908,675,000 to offset future net capital gains of $60,790,000 through December 31, 2009, $439,204,000 through December 31, 2010, $411,583,000 through December 31, 2011, $762,181,000 through December 31, 2013, and $234,917,000 through December 31, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

81

Total Stock Market Index Fund

At June 30, 2007, the cost of investment securities for tax purposes was $77,142,167,000. Net unrealized appreciation of investment securities for tax purposes was $24,150,095,000, consisting of unrealized gains of $26,295,007,000 on securities that had risen in value since their purchase and $2,144,912,000 in unrealized losses on securities that had fallen in value since their purchase.

At June 30, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the unrealized appreciation (depreciation) were:

			($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
S&P 500 Index	1,544	584,944	(6,635)
S&P MidCap 400 Index	79	35,716	(280)
Russell 2000 Index	24	10,105	2

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended June 30, 2007, the fund purchased $12,114,701,000 of investment securities and sold $3,659,994,000 of investment securities, other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at June 30, 2007, was $1,153,319,000, for which the fund received cash collateral of $1,230,484,000.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2007		December 31, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	$7,153,110	203,621	$9,913,509	314,269
Issued in Lieu of Cash Distributions	328,961	9,261	558,647	17,492
Redeemed	(3,108,301)	(87,381)	(5,650,964)	(177,927)
Net Increase (Decrease)—Investor Shares	4,373,770	125,501	4,821,192	153,834
Admiral Shares
Issued	3,854,999	108,836	6,057,169	191,210
Issued in Lieu of Cash Distributions	208,059	5,856	367,282	11,502
Redeemed	(2,122,525)	(59,865)	(2,957,305)	(93,352)
Net Increase (Decrease)—Admiral Shares	1,940,533	54,827	3,467,146	109,360
Signal Shares
Issued	364,137	10,415	376,857	11,812
Issued in Lieu of Cash Distributions	3,367	98	2,468	77
Redeemed	(30,332)	(888)	(9,568)	(302)
Net Increase (Decrease)—Signal Shares	337,172	9,625	369,757	11,587

82

Total Stock Market Index Fund

	Six Months Ended		Year Ended
	June 30, 2007		December 31, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	2,834,103	79,578	2,842,672	89,979
Issued in Lieu of Cash Distributions	82,634	2,326	158,666	4,968
Redeemed	(2,236,792)	(63,745)	(1,830,189)	(57,854)
Net Increase (Decrease)—Institutional Shares	679,945	18,159	1,171,149	37,093
ETF Shares
Issued	2,394,289	16,413	2,058,789	15,769
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,207,707)	(8,250)	(1,561,253)	(12,150)
Net Increase (Decrease)—ETF Shares	1,186,582	8,163	497,536	3,619

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

83

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The tables illustrate your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

84

Six Months Ended June 30, 2007[1]
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Index Fund	12/31/2006	6/30/2007	Period2
Based on Actual Fund Return
Growth
Investor Shares	$1,000.00	$1,079.38	$1.13
Admiral Shares	1,000.00	1,080.00	0.52
Institutional Shares	1,000.00	1,080.17	0.36
ETF Shares	1,000.00	1,079.77	0.57
Value
Investor Shares	$1,000.00	$1,066.52	$1.02
Admiral Shares	1,000.00	1,067.06	0.51
Institutional Shares	1,000.00	1,067.21	0.36
ETF Shares	1,000.00	1,067.18	0.56
Large-Cap
Investor Shares	$1,000.00	$1,072.57	$1.03
Admiral Shares	1,000.00	1,072.98	0.51
Institutional Shares	1,000.00	1,073.33	0.41
ETF Shares	1,000.00	1,073.32	0.36
Total Stock Market
Investor Shares	$1,000.00	$1,074.72	$0.82
Admiral Shares	1,000.00	1,075.13	0.41
Signal Shares	1,000.00	1,075.15	0.41
Institutional Shares	1,000.00	1,075.30	0.26
ETF Shares	1,000.00	1,075.21	0.36

1  This table does not include data for funds or share classes of funds with fewer than six months of history.

2  The calculations are based on expenses incurred in the most recent six-month period.The funds’ annualized six-month expense ratios for that period are: 0.22% for the Growth Index Fund Investor Shares, 0.10% for Admiral Shares, 0.07% for Institutional Shares, and 0.11% for ETF Shares; 0.20% for the Value Index Fund Investor Shares, 0.10% for Admiral Shares, 0.07% for Institutional Shares, and 0.11% for ETF Shares; 0.20% for the Large-Cap Index Fund Investor Shares, 0.10% for Admiral Shares, 0.08% for Institutional Shares, and 0.07% for ETF Shares; 0.16% for the Total Stock Market Index Fund Investor Shares, 0.08% for Admiral Shares, 0.08% for Signal Shares, 0.05% for Institutional Shares, and 0.07% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

85

Six Months Ended June 30, 2007[1]
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Index Fund	12/31/2006	6/30/2007	Period[2]
Based on Hypothetical 5% Yearly Return
Growth
Investor Shares	$1,000.00	$1,023.70	$1.10
Admiral Shares	1,000.00	1,024.30	0.50
Institutional Shares	1,000.00	1,024.45	0.35
ETF Shares	1,000.00	1,024.25	0.55
Value
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.30	0.50
Institutional Shares	1,000.00	1,024.45	0.35
ETF Shares	1,000.00	1,024.25	0.55
Large-Cap
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.30	0.50
Institutional Shares	1,000.00	1,024.40	0.40
ETF Shares	1,000.00	1,024.45	0.35
Total Stock Market
Investor Shares	$1,000.00	$1,024.00	$0.80
Admiral Shares	1,000.00	1,024.40	0.40
Signal Shares	1,000.00	1,024.40	0.40
Institutional Shares	1,000.00	1,024.55	0.25
ETF Shares	1,000.00	1,024.45	0.35

1  This table does not include data for funds or share classes of funds with fewer than six months of history.

2  The calculations are based on expenses incurred in the most recent six-month period.The funds’ annualized six-month expense ratios for that period are: 0.22% for the Growth Index Fund Investor Shares, 0.10% for Admiral Shares, 0.07% for Institutional Shares, and 0.11% for ETF Shares; 0.20% for the Value Index Fund Investor Shares, 0.10% for Admiral Shares, 0.07% for Institutional Shares, and 0.11% for ETF Shares; 0.20% for the Large-Cap Index Fund Investor Shares, 0.10% for Admiral Shares, 0.08% for Institutional Shares, and 0.07% for ETF Shares; 0.16% for the Total Stock Market Index Fund Investor Shares, 0.08% for Admiral Shares, 0.08% for Signal Shares, 0.05% for Institutional Shares, and 0.07% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

86

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Growth Index Fund, Value Index Fund, Large-Cap Index Fund, and Total Stock Market Index Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both short- and long-term periods, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Mr. Sauter has led the Quantitative Equity Group since 1987. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of their target benchmarks and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found on the Performance Summary pages of this report.

Cost

The board concluded that the funds’ expense ratios were far below the average expense ratios charged by funds in their respective peer groups. The board noted that the funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

87

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

88

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief
Trustee since May 1987;	Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each
Chairman of the Board and	of the investment companies served by The Vanguard Group.
Chief Executive Officer
147 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono
Trustee since January 2001	ventures in education); Senior Advisor to Greenwich Associates (international
147 Vanguard Funds Overseen	business strategy consulting); Successor Trustee of Yale University; Overseer of
the Stern School of Business at New York University; Trustee of the Whitehead
Institute for Biomedical Research.
Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief
Trustee since December 2001[2]	Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the
147 Vanguard Funds Overseen	American Chemistry Council;Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005;Trustee of Drexel University and of the
Chemical Heritage Foundation.
Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences,
147 Vanguard Funds Overseen	Annenberg School for Communication, and Graduate School of Education of the
University of Pennsylvania since 2004; Provost (2001–2004) and Laurance S.
Rockefeller Professor of Politics and the University Center for Human Values
(1990–2004), Princeton University; Director of Carnegie Corporation of New York
since 2005 and of Schuylkill River Development Corporation and Greater
Philadelphia Chamber of Commerce since 2004.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
147 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of
Trustee since December 2004	Finance and Banking, Harvard Business School; Senior Associate Dean, Director
147 Vanguard Funds Overseen	of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School;
Director and Chairman of UNX, Inc. (equities trading firm) since 2003; Chair of the
Investment Committee of HighVista Strategies LLC (private investment firm) since
2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief
Trustee since January 1993	Executive Officer, and Director of NACCO Industries, Inc. (forklift
147 Vanguard Funds Overseen	trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief
Trustee since April 1985	Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc.
147 Vanguard Funds Overseen	(diesel engines) and AmerisourceBergen Corp. (pharmaceutical distribution);
Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The
Secretary since July 2005	Vanguard Group, Inc., since 2006; General Counsel of The Vanguard Group since
147 Vanguard Funds Overseen	2005; Secretary of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2005; Principal of The Vanguard Group
(1997–2006).

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard
Treasurer since July 1998	Group, Inc.;Treasurer of each of the investment companies served by The
147 Vanguard Funds Overseen	Vanguard Group.

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1  Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Signal, Connect with Vanguard, and
the ship logo are trademarks of The Vanguard Group,
Inc.
Direct Investor Account Services > 800-662-2739
S&P 500® , Standard & Poor’s 500, and 500 are
Institutional Investor Services > 800-523-1036
trademarks of The McGraw-Hill Companies, Inc., and
Text Telephone for People	have been licensed for use by The Vanguard Group, Inc.
With Hearing Impairment > 800-952-3335	Vanguard mutual funds are not sponsored, endorsed,
sold, or promoted by Standard & Poor’s, and Standard &
Poor’s makes no representation regarding the
advisability of investing in the funds.
This material may be used in conjunction
with the offering of shares of any Vanguard	All other marks are the exclusive property of their
fund only if preceded or accompanied by
the fund’s current prospectus.	respective owners. All comparative mutual fund data are
from Lipper Inc. or Morningstar, Inc., unless otherwise
noted.

You can obtain a free copy of Vanguard’s proxy voting
You can review and copy information about your fund	guidelines by visiting our website, www.vanguard.com,
at the SEC’s Public Reference Room in Washington,	and searching for “proxy voting guidelines,” or by calling
D.C.To find out more about this public service, call the	Vanguard at 800-662-2739. They are also available from
SEC at 202-551-8090. Information about your fund is	the SEC’s website, www.sec.gov. In addition, you may
also available on the SEC’s website, and you can receive	obtain a free report on how your fund voted the proxies
copies of this information, for a fee, by sending a	for securities it owned during the 12 months ended June
request in either of two ways: via e-mail addressed to	30. To get the report, visit either www.vanguard.com
publicinfo@sec.gov or via regular mail addressed to the	or www.sec.gov.
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2007 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q852 082007

Vanguard® U.S. Stock Index Funds

Large-Cap Index Fund

Statement of Net Assets (unaudited)

As of June 30, 2007

The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the accompanying report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (10.8%)
	Home Depot, Inc.	210,978	8,302
	Time Warner, Inc.	394,432	8,299
	The Walt Disney Co.	201,216	6,870
	McDonald’s Corp.	124,479	6,319
*	Comcast Corp. Class A	201,526	5,667
	Target Corp.	84,353	5,365
	Lowe’s Cos., Inc.	149,441	4,586
	News Corp., Class A	191,741	4,067
*	Comcast Corp.
	Special Class A	108,977	3,047
*	Viacom Inc. Class B	62,808	2,615
	The McGraw-Hill Cos., Inc.	36,603	2,492
	Johnson Controls, Inc.	20,356	2,357
	CBS Corp.	70,605	2,353
*	Amazon.com, Inc.	32,176	2,201
	Carnival Corp.	45,050	2,197
*	Kohl’s Corp.	30,422	2,161
	Macy’s Inc.	54,274	2,159
	NIKE, Inc. Class B	34,970	2,038
*	Starbucks Corp.	77,558	2,035
	Best Buy Co., Inc.	42,338	1,976
	Clear Channel
	Communications, Inc.	48,508	1,835
	Omnicom Group Inc.	34,542	1,828
*	Coach, Inc.	38,263	1,813
	Yum! Brands, Inc.	54,864	1,795
	Staples, Inc.	74,675	1,772
	Ford Motor Co.	187,919	1,770
	General Motors Corp.	46,691	1,765
	Harrah’s Entertainment, Inc.	19,258	1,642
*	DIRECTV Group, Inc.	69,566	1,608

1

			Market
			Value•
		Shares	($000)
	J.C. Penney Co., Inc.
	(Holding Co.)	22,133	1,602
	Harley-Davidson, Inc.	26,708	1,592
	Marriott International, Inc.
	Class A	36,104	1,561
*	Liberty Media Corp.–
	Capital Series A	12,732	1,498
	Starwood Hotels &
	Resorts Worldwide, Inc.	22,188	1,488
*	Sears Holdings Corp.	8,738	1,481
*	Liberty Media Corp.–
	Interactive Series A	64,367	1,437
	International Game
	Technology	34,970	1,388
	Gannett Co., Inc.	24,217	1,331
	TJX Cos., Inc.	46,950	1,291
	Fortune Brands, Inc.	15,611	1,286
	Hilton Hotels Corp.	37,952	1,270
	News Corp., Class B	51,037	1,171
	The Gap, Inc.	58,589	1,119
*	MGM Mirage, Inc.	13,248	1,093
	Nordstrom, Inc.	21,206	1,084
*	Bed Bath & Beyond, Inc.	29,314	1,055
	Mattel, Inc.	40,748	1,031
	Limited Brands, Inc.	37,094	1,018
*	EchoStar Communications
	Corp. Class A	21,338	925
	^Garmin Ltd.	12,290	909
	Whirlpool Corp.	8,041	894
*	Apollo Group, Inc. Class A	15,112	883
	Genuine Parts Co.	17,556	871
*	Office Depot, Inc.	28,620	867
*	Cablevision Systems
	NY Group Class A	23,665	856
	VF Corp.	9,239	846
	Newell Rubbermaid, Inc.	28,721	845
*	Las Vegas Sands Corp.	10,990	840
	Eastman Kodak Co.	29,822	830
*	Liberty Global, Inc. Class A	19,767	811
	Sherwin-Williams Co.	11,797	784
	H & R Block, Inc.	33,410	781
	Harman International
	Industries, Inc.	6,474	756
*	Wyndham Worldwide Corp.	20,553	745
	Tiffany & Co.	13,976	742
*	Liberty Global, Inc. Series C	18,790	738
*	IAC/InterActiveCorp	20,868	722
*	AutoZone Inc.	5,169	706
	Dollar General Corp.	32,092	703
	Virgin Media Inc.	28,756	701
*	Expedia, Inc.	22,832	669
	Abercrombie & Fitch Co.	9,141	667

2

			Market
			Value•
		Shares	($000)
*	The Goodyear Tire &
	Rubber Co.	19,095	664
*	Discovery Holding Co.
	Class A	27,594	634
	Darden Restaurants Inc.	14,194	624
	Polo Ralph Lauren Corp.	6,291	617
	Royal Caribbean Cruises, Ltd.	14,204	610
	Tim Hortons, Inc.	19,778	608
	Black & Decker Corp.	6,819	602
	D. R. Horton, Inc.	29,130	581
*	Mohawk Industries, Inc.	5,656	570
*	CarMax, Inc.	22,160	565
*	GameStop Corp. Class A	14,241	557
*	R.H. Donnelley Corp.	7,249	549
	Idearc Inc.	15,070	532
	American Eagle
	Outfitters, Inc.	20,631	529
	Lamar Advertising Co.
	Class A	8,424	529
	Wynn Resorts Ltd.	5,814	521
*	Interpublic Group of Cos., Inc.	45,381	517
	BorgWarner, Inc.	6,010	517
	Family Dollar Stores, Inc.	14,922	512
	Pulte Homes, Inc.	22,439	504
	Centex Corp.	12,295	493
	Hasbro, Inc.	15,545	488
	Lennar Corp. Class A	13,111	479
	Autoliv, Inc.	8,389	477
	The Stanley Works	7,712	468
	ServiceMaster Co.	30,058	465
*	Dollar Tree Stores, Inc.	10,612	462
	PetSmart, Inc.	14,145	459
*	Penn National Gaming, Inc.	7,431	447
	RadioShack Corp.	13,461	446
	Ross Stores, Inc.	14,483	446
*	Chico’s FAS, Inc.	18,272	445
	Washington Post Co. Class B	572	444
	Station Casinos, Inc.	5,061	439
	Advance Auto Parts, Inc.	10,816	438
*	^Sirius Satellite Radio, Inc.	142,413	430
	E.W. Scripps Co. Class A	9,206	421
*	O’Reilly Automotive, Inc.	11,249	411
	Leggett & Platt, Inc.	18,360	405
	Liz Claiborne, Inc.	10,573	394
	Brinker International, Inc.	12,592	369
	Wendy’s International, Inc.	9,844	362
*	AutoNation, Inc.	16,023	360
	^New York Times Co. Class A	14,003	356
	Foot Locker, Inc.	15,999	349
*	Toll Brothers, Inc.	13,455	336
*	Career Education Corp.	9,859	333
*	XM Satellite Radio
	Holdings, Inc.	27,667	326
*	NVR, Inc.	468	318
	Jones Apparel Group, Inc.	11,197	316
	Williams-Sonoma, Inc.	9,856	311

3

			Market
			Value•
		Shares	($000)
	KB Home	7,872	310
	Brunswick Corp.	9,348	305
*	Urban Outfitters, Inc.	11,960	287
	Boyd Gaming Corp.	5,794	285
	Gentex Corp.	13,992	276
	Circuit City Stores, Inc.	18,120	273
*	Getty Images, Inc.	5,576	267
	Tribune Co.	8,287	244
	Weight Watchers
	International, Inc.	3,663	186
	The McClatchy Co. Class A	5,758	146
*	CTC Media, Inc.	3,888	106
			163,541
Consumer Staples (8.7%)
	The Procter & Gamble Co.	326,151	19,957
	Altria Group, Inc.	216,773	15,204
	Wal-Mart Stores, Inc.	258,455	12,434
	The Coca-Cola Co.	215,438	11,270
	PepsiCo, Inc.	169,245	10,976
	Kraft Foods Inc.	169,005	5,957
	CVS/Caremark Corp.	158,998	5,795
	Walgreen Co.	103,486	4,506
	Anheuser-Busch Cos., Inc.	79,400	4,141
	Colgate-Palmolive Co.	53,012	3,438
	Kimberly-Clark Corp.	47,138	3,153
	Costco Wholesale Corp.	46,749	2,736
	Sysco Corp.	63,731	2,102
	General Mills, Inc.	35,660	2,083
	Archer-Daniels-Midland Co.	60,714	2,009
	The Kroger Co.	69,519	1,956
	Avon Products, Inc.	45,884	1,686
	H.J. Heinz Co.	34,077	1,618
	Safeway, Inc.	45,479	1,548
	ConAgra Foods, Inc.	52,258	1,404
	Kellogg Co.	26,684	1,382
	Sara Lee Corp.	75,657	1,316
	Reynolds American Inc.	18,301	1,193
	Bunge Ltd.	12,386	1,047
	Wm. Wrigley Jr. Co.	18,548	1,026
	SuperValu Inc.	21,491	995
	The Clorox Co.	15,615	970
	Campbell Soup Co.	24,034	933
	UST, Inc.	16,550	889
	Carolina Group	11,222	867
	The Hershey Co.	16,688	845
Coca-Cola Enterprises, Inc.	27,320	656
Tyson Foods, Inc.	26,876	619
Molson Coors Brewing Co.
Class B	6,615	612
Whole Foods Market, Inc.	14,466	554
The Estee Lauder Cos. Inc.
Class A	12,122	552

4

			Market
			Value•
		Shares	($000)
*	Energizer Holdings, Inc.	5,518	550
*	Constellation Brands, Inc.
	Class A	21,660	526
	The Pepsi Bottling Group, Inc.	14,111	475
	McCormick & Co., Inc.	11,996	458
	Dean Foods Co.	13,738	438
	Brown-Forman Corp. Class B	5,467	400
*	Smithfield Foods, Inc.	11,741	362
	Hormel Foods Corp.	7,813	292
*	Bare Escentuals, Inc.	5,595	191
	PepsiAmericas, Inc.	6,700	165
	Wm. Wrigley Jr. Co. Class B	1,719	95
			132,381
Energy (10.7%)
	ExxonMobil Corp.	592,137	49,668
	Chevron Corp.	225,275	18,977
	ConocoPhillips Co.	161,455	12,674
	Schlumberger Ltd.	121,791	10,345
	Occidental Petroleum Corp.	86,673	5,017
	Valero Energy Corp.	62,456	4,613
	Marathon Oil Corp.	72,621	4,354
	Devon Energy Corp.	43,575	3,411
	Halliburton Co.	95,017	3,278
*	Transocean Inc.	30,198	3,200
	Apache Corp.	34,233	2,793
	Baker Hughes, Inc.	33,099	2,785
	Anadarko Petroleum Corp.	45,081	2,344
	XTO Energy, Inc.	35,946	2,160
	Williams Cos., Inc.	61,636	1,949
*	Weatherford International Ltd.	35,003	1,934
*	National Oilwell Varco Inc.	18,172	1,894
	EOG Resources, Inc.	25,146	1,837
	GlobalSantaFe Corp.	24,150	1,745
	Spectra Energy Corp.	65,122	1,691
	Chesapeake Energy Corp.	45,152	1,562
	Hess Corp.	26,144	1,541
	Noble Corp.	13,935	1,359
	Peabody Energy Corp.	27,294	1,320
	El Paso Corp.	72,773	1,254
	Smith International, Inc.	20,667	1,212
	Noble Energy, Inc.	17,567	1,096
	Murphy Oil Corp.	18,382	1,093
*	Nabors Industries, Inc.	30,960	1,033
	Sunoco, Inc.	12,552	1,000
	ENSCO International, Inc.	15,581	951
*	Ultra Petroleum Corp.	15,702	867
	CONSOL Energy, Inc.	18,798	867
	BJ Services Co.	30,234	860
*	Cameron International Corp.	11,533	824
	Tesoro Corp.	14,042	803
*	Southwestern Energy Co.	17,340	772
	Diamond Offshore Drilling, Inc.	7,133	724

5

			Market
			Value•
		Shares	($000)
*	Grant Prideco, Inc.	13,241	713
*	Pride International, Inc.	16,867	632
	Pioneer Natural Resources Co.	12,777	622
*	Newfield Exploration Co.	13,296	606
	Range Resources Corp.	15,169	567
*	FMC Technologies Inc.	6,994	554
	Arch Coal, Inc.	14,593	508
	Rowan Cos., Inc.	11,399	467
	Patterson-UTI Energy, Inc.	16,252	426
	Cimarex Energy Co.	8,521	336
	Pogo Producing Co.	6,085	309
*	CNX Gas Corp.	3,091	95
			161,642
Financials (20.8%)
	Citigroup, Inc.	506,767	25,992
	Bank of America Corp.	460,811	22,529
	JPMorgan Chase & Co.	357,855	17,338
	American International
	Group, Inc.	228,431	15,997
	Wells Fargo & Co.	329,354	11,583
	Wachovia Corp.	196,849	10,089
	The Goldman
	Sachs Group, Inc.	38,416	8,327
	Morgan Stanley	98,995	8,304
	Merrill Lynch & Co., Inc.	86,578	7,236
	American Express Co.	111,337	6,812
	Fannie Mae	100,819	6,587
	U.S. Bancorp	182,496	6,013
	MetLife, Inc.	78,578	5,067
	Prudential Financial, Inc.	49,343	4,798
*	Berkshire Hathaway Inc.
	Class B	1,296	4,672
	Freddie Mac	71,607	4,347
	Washington Mutual, Inc.	96,997	4,136
	The Travelers Cos., Inc.	69,837	3,736
	The Allstate Corp.	60,718	3,735
	Lehman Brothers
	Holdings, Inc.	46,205	3,443
	Capital One Financial Corp.	42,376	3,324

6

		Market
		Value•
	Shares	($000)
The Hartford Financial
Services Group Inc.	33,130	3,264
The Bank of
New York Co., Inc.	78,234	3,242
SunTrust Banks, Inc.	34,817	2,985
AFLAC Inc.	51,130	2,628
PNC Financial Services Group	35,755	2,559
Regions Financial Corp.	75,397	2,496
Franklin Resources Corp.	18,404	2,438
SLM Corp.	42,191	2,429
State Street Corp.	34,525	2,362
BB&T Corp.	56,719	2,307
The Chubb Corp.	42,558	2,304
Charles Schwab Corp.	111,380	2,286
Countrywide Financial Corp.	61,033	2,219
Simon Property
Group, Inc. REIT	22,847	2,126
ACE Ltd.	33,735	2,109
Fifth Third Bancorp	51,767	2,059
Lincoln National Corp.	28,670	2,034
Loews Corp.	39,401	2,009
National City Corp.	59,500	1,983
The Chicago
Mercantile Exchange	3,598	1,923
Mellon Financial Corp.	43,025	1,893
Marsh & McLennan Cos., Inc.	57,007	1,760
Progressive Corp. of Ohio	73,017	1,747
Bear Stearns Co., Inc.	11,809	1,653
The Principal
Financial Group, Inc.	27,791	1,620
Genworth Financial Inc.	46,728	1,607
XL Capital Ltd. Class A	18,640	1,571
Vornado Realty Trust REIT	14,092	1,548
Moody’s Corp.	24,626	1,532
ProLogis REIT	25,572	1,455
KeyCorp	41,249	1,416
Ameriprise Financial, Inc.	22,260	1,415
Equity Residential REIT	30,169	1,377
T. Rowe Price Group Inc.	26,042	1,351
Legg Mason Inc.	13,657	1,344
Archstone-Smith Trust REIT	22,609	1,336
Northern Trust Corp.	20,384	1,309
Host Hotels &
Resorts Inc. REIT	55,638	1,286
Boston Properties, Inc. REIT	12,058	1,231
Aon Corp.	28,834	1,229
General Growth
Properties Inc. REIT	22,458	1,189
Marshall & Ilsley Corp.	23,693	1,128

7

			Market
			Value•
		Shares	($000)
	CIT Group Inc.	20,526	1,125
	Nymex Holdings Inc.	8,153	1,024
	NYSE Euronext	13,812	1,017
	Public Storage, Inc. REIT	13,179	1,012
*	E*TRADE Financial Corp.	43,984	972
	Comerica, Inc.	16,327	971
	Avalonbay
	Communities, Inc. REIT	8,094	962
	Ambac Financial Group, Inc.	10,922	952
	Unum Group	35,272	921
	Compass Bancshares Inc.	13,346	921
	Kimco Realty Corp. REIT	23,161	882
	MBIA, Inc.	13,955	868
	Zions Bancorp	11,011	847
	Sovereign Bancorp, Inc.	39,195	829
	Synovus Financial Corp.	26,978	828
*	CBOT Holdings, Inc. Class A	3,812	788
*	CB Richard Ellis Group, Inc.	21,045	768
	Plum Creek
	Timber Co. Inc. REIT	18,249	760
	American Capital
	Strategies, Ltd.	17,828	758
	SL Green Realty Corp. REIT	6,105	756
	Everest Re Group, Ltd.	6,737	732
	M & T Bank Corp.	6,835	731
	Willis Group Holdings Ltd.	16,206	714
	Cincinnati Financial Corp.	16,204	703
	Torchmark Corp.	10,178	682
	Commerce Bancorp, Inc.	18,317	678
	Safeco Corp.	10,871	677
	Hudson City Bancorp, Inc.	54,651	668
	A.G. Edwards, Inc.	7,823	661
*	IntercontinentalExchange Inc.	4,330	640
	Assurant, Inc.	10,857	640
	The Macerich Co. REIT	7,380	608
	Health Care Properties
	Investors REIT	20,725	600
	Developers Diversified
	Realty Corp. REIT	11,211	591
	Leucadia National Corp.	16,705	589
	iStar Financial Inc. REIT	13,038	578
	Axis Capital Holdings Ltd.	14,037	571
*	TD Ameritrade Holding Corp.	27,739	555
	Janus Capital Group Inc.	19,727	549
	W.R. Berkley Corp.	16,851	548
	Eaton Vance Corp.	12,319	544
	People’s United Financial Inc.	30,659	544
	AMB Property Corp. REIT	10,193	542
	White Mountains

8

			Market
			Value•
		Shares	($000)
	Insurance Group Inc.	891	540
	Huntington Bancshares Inc.	23,019	523
	Fidelity National
	Financial, Inc. Class A	21,593	512
	Nuveen Investments, Inc.
	Class A	8,182	509
	Apartment Investment &
	Management Co.
	Class A REIT	9,990	504
	Regency Centers Corp. REIT	7,138	503
	First Horizon National Corp.	12,894	503
	Duke Realty Corp. REIT	14,016	500
	New York Community
	Bancorp, Inc.	28,833	491
	MGIC Investment Corp.	8,562	487
	Ventas, Inc. REIT	13,398	486
	^Allied Capital Corp.	15,667	485
	Old Republic
	International Corp.	22,689	482
*	Markel Corp.	984	477
	PartnerRe Ltd.	5,892	457
	SEI Investments Co.	15,346	446
	Radian Group, Inc.	8,244	445
	Federal Realty
	Investment Trust REIT	5,762	445
	Popular, Inc.	27,241	438
	RenaissanceRe Holdings Ltd.	7,046	437
	Investors Financial
	Services Corp.	6,851	423
	First American Corp.	8,454	418
	Liberty Property Trust REIT	9,332	410
	Associated Banc-Corp.	12,495	409
	The PMI Group Inc.	9,034	404
	Hospitality Properties
	Trust REIT	9,566	397
	Forest City Enterprise Class A	6,379	392
	Camden Property Trust REIT	5,802	389
	HCC Insurance Holdings, Inc.	11,557	386
	Colonial BancGroup, Inc.	15,348	383
	Federated Investors, Inc.	9,683	371
	UDR, Inc. REIT	13,925	366
	Nationwide Financial
	Services, Inc.	5,564	352
	UnionBanCal Corp.	5,708	341
*	Arch Capital Group Ltd.	4,647	337
	TCF Financial Corp.	12,106	337
	The St. Joe Co.	7,262	337
	Protective Life Corp.	6,886	329
	Weingarten Realty

9

			Market
			Value•
		Shares	($000)
	Investors REIT	7,953	327
*	AmeriCredit Corp.	12,013	319
	City National Corp.	4,133	314
	Brown & Brown, Inc.	12,297	309
	CapitalSource Inc. REIT	11,984	295
	Erie Indemnity Co. Class A	5,386	291
	Commerce Bancshares, Inc.	6,129	278
	The First Marblehead Corp.	6,766	261
*	Nasdaq Stock Market Inc.	8,675	258
	American Financial Group, Inc.	7,331	250
	Unitrin, Inc.	4,836	238
	Astoria Financial Corp.	9,104	228
	Transatlantic Holdings, Inc.	2,679	191
	Mercury General Corp.	2,767	152
	BOK Financial Corp.	2,364	126
	Student Loan Corp.	407	83
			316,501
Health Care (11.6%)
	Pfizer Inc.	745,333	19,058
	Johnson & Johnson	299,083	18,429
	Merck & Co., Inc.	224,433	11,177
	Abbott Laboratories	159,516	8,542
	Wyeth	139,096	7,976
	UnitedHealth Group Inc.	139,306	7,124
*	Amgen, Inc.	120,610	6,668
	Bristol-Myers Squibb Co.	208,776	6,589
	Medtronic, Inc.	119,330	6,188
	Eli Lilly & Co.	105,302	5,884
*	WellPoint Inc.	63,305	5,054
	Schering-Plough Corp.	153,157	4,662
	Baxter International, Inc.	67,664	3,812
*	Genentech, Inc.	49,027	3,709
*	Gilead Sciences, Inc.	95,054	3,685
	Cardinal Health, Inc.	41,330	2,920
	Aetna Inc.	53,336	2,635
*	Medco Health Solutions, Inc.	29,822	2,326
*	Celgene Corp.	38,437	2,204
*	Thermo Fisher Scientific, Inc.	42,127	2,179
*	Zimmer Holdings, Inc.	24,648	2,092
*	Boston Scientific Corp.	129,406	1,985
*	Biogen Idec Inc.	35,709	1,910
	Becton, Dickinson & Co.	25,275	1,883
	Stryker Corp.	29,494	1,861
	Allergan, Inc.	31,824	1,834
	McKesson Corp.	30,547	1,822
*	Genzyme Corp.	27,205	1,752
	CIGNA Corp.	31,820	1,662
*	St. Jude Medical, Inc.	36,552	1,517
*	Forest Laboratories, Inc.	32,939	1,504

10

			Market
			Value•
		Shares	($000)
*	Express Scripts Inc.	23,908	1,196
	Biomet, Inc.	24,163	1,105
*	Humana Inc.	17,256	1,051
*	Laboratory Corp. of
	America Holdings	12,945	1,013
	AmerisourceBergen Corp.	19,522	966
*	Coventry Health Care Inc.	16,421	947
	Quest Diagnostics, Inc.	17,114	884
	C.R. Bard, Inc.	10,621	878
	IMS Health, Inc.	20,064	645
*	Health Net Inc.	12,054	636
*	Hospira, Inc.	16,025	626
*	Waters Corp.	10,496	623
	Applera Corp.–Applied
	Biosystems Group	19,040	581
*	DaVita, Inc.	10,744	579
	DENTSPLY International Inc.	14,919	571
*	Varian Medical Systems, Inc.	13,205	561
*	Amylin Pharmaceuticals, Inc.	13,502	556
*	Intuitive Surgical, Inc.	3,876	538
*	Barr Pharmaceuticals Inc.	10,392	522
*	King Pharmaceuticals, Inc.	24,996	511
*	Cephalon, Inc.	6,332	509
	Manor Care, Inc.	7,540	492
*	Triad Hospitals, Inc.	9,156	492
*	Henry Schein, Inc.	9,163	490
*	Endo Pharmaceuticals
	Holdings, Inc.	13,761	471
*	Sepracor Inc.	11,246	461
	Mylan Laboratories, Inc.	25,178	458
*	Covance, Inc.	6,663	457
	Omnicare, Inc.	12,598	454
*	Patterson Cos.	11,506	429
*	Millipore Corp.	5,578	419
	Pharmaceutical Product
	Development, Inc.	10,851	415
	Beckman Coulter, Inc.	6,375	412
	Hillenbrand Industries, Inc.	6,077	395
*	Community Health
	Systems, Inc.	9,746	394
	Bausch & Lomb, Inc.	5,654	393
*	Lincare Holdings, Inc.	9,596	382
*	Cerner Corp.	6,810	378
*	Vertex Pharmaceuticals, Inc.	12,991	371
*	Invitrogen Corp.	4,968	366
*	Charles River
	Laboratories, Inc.	6,921	357
*	Millennium
	Pharmaceuticals, Inc.	31,998	338

11

			Market
			Value•
		Shares	($000)
*	Watson Pharmaceuticals, Inc.	10,128	329
*	Tenet Healthcare Corp.	48,448	315
*	Kinetic Concepts, Inc.	5,521	287
	Health Management
	Associates Class A	24,733	281
*	ImClone Systems, Inc.	6,056	214
*	Warner Chilcott Ltd.	10,284	186
	Brookdale Senior Living Inc.	3,647	166
*	Abraxis Bioscience, Inc.	3,430	76
			176,819
Industrials (10.9%)
	General Electric Co.	1,062,833	40,685
	The Boeing Co.	77,462	7,449
	United Technologies Corp.	97,692	6,929
	Tyco International Ltd.	204,314	6,904
	3M Co.	72,042	6,253
	Caterpillar, Inc.	66,706	5,223
	United Parcel Service, Inc.	68,766	5,020
	Honeywell International Inc.	78,523	4,419
	Emerson Electric Co.	82,453	3,859
	Lockheed Martin Corp.	37,138	3,496
	FedEx Corp.	30,140	3,345
	Burlington Northern
	Santa Fe Corp.	37,151	3,163
	Union Pacific Corp.	26,629	3,066
	Deere & Co.	23,425	2,828
	General Dynamics Corp.	35,630	2,787
	Northrop Grumman Corp.	34,434	2,681
	Illinois Tool Works, Inc.	49,102	2,661
	Raytheon Co.	46,085	2,484
	Norfolk Southern Corp.	41,058	2,158
	Waste Management, Inc.	55,088	2,151
	PACCAR, Inc.	24,339	2,118
	CSX Corp.	45,100	2,033
	Danaher Corp.	25,447	1,921
	Ingersoll-Rand Co.	31,703	1,738
	Precision Castparts Corp.	14,165	1,719
	Eaton Corp.	15,432	1,435
	Textron, Inc.	11,636	1,281
	L-3 Communications
	Holdings, Inc.	12,942	1,260
	ITT Industries, Inc.	18,134	1,238
	Rockwell Collins, Inc.	17,399	1,229
	Southwest Airlines Co.	81,632	1,217
	Parker Hannifin Corp.	11,945	1,170
	Masco Corp.	40,841	1,163
	Rockwell Automation, Inc.	16,292	1,131
	American Standard Cos., Inc.	18,689	1,102
	Dover Corp.	21,057	1,077

12

			Market
			Value•
		Shares	($000)
	Cooper Industries, Inc.
	Class A	18,831	1,075
	Pitney Bowes, Inc.	22,930	1,074
	Cummins Inc.	10,293	1,042
	Fluor Corp.	9,144	1,018
	R.R. Donnelley & Sons Co.	22,364	973
*	McDermott International, Inc.	11,436	951
	Expeditors International of
	Washington, Inc.	22,081	912
	C.H. Robinson Worldwide Inc.	17,099	898
*	Terex Corp.	10,470	851
	Manpower Inc.	8,814	813
*	Foster Wheeler Ltd.	7,121	762
	Goodrich Corp.	12,346	735
	Joy Global Inc.	12,223	713
*	Jacobs Engineering Group Inc.	12,242	704
	W.W. Grainger, Inc.	7,419	690
	Avery Dennison Corp.	10,236	680
	Equifax, Inc.	15,215	676
*	AMR Corp.	24,679	650
	The Dun & Bradstreet Corp.	6,314	650
	Republic Services, Inc.
	Class A	19,996	613
	Robert Half International, Inc.	16,433	600
	Pall Corp.	12,752	586
	Cintas Corp.	14,814	584
	Fastenal Co.	13,292	556
	SPX Corp.	5,913	519
	Roper Industries Inc.	9,021	515
*	Monster Worldwide Inc.	12,123	498
	Oshkosh Truck Corp.	7,614	479
*	UAL Corp.	11,523	468
*	Allied Waste Industries, Inc.	34,237	461
*	KBR Inc.	17,277	453
	Ametek, Inc.	10,942	434
*	Hertz Global Holdings Inc.	14,900	396
	Pentair, Inc.	9,736	376
*	USG Corp.	7,652	375
*	Spirit Aerosystems
	Holdings Inc.	10,393	375
*	ChoicePoint Inc.	8,250	350
	J.B. Hunt Transport
	Services, Inc.	10,482	307
*	Owens Corning Inc.	8,198	276
	The Corporate Executive
	Board Co.	4,027	261
*	US Airways Group Inc.	8,571	259
*	First Solar, Inc.	2,858	255
			166,256

13

			Market
			Value•
		Shares	($000)
Information Technology (15.4%)
	Microsoft Corp.	910,892	26,844
*	Cisco Systems, Inc.	624,291	17,387
	International Business
	Machines Corp.	155,622	16,379
	Intel Corp.	596,086	14,163
	Hewlett-Packard Co.	279,071	12,452
*	Google Inc.	23,089	12,084
*	Apple Computer, Inc.	89,111	10,875
*	Oracle Corp.	428,547	8,447
	QUALCOMM Inc.	171,142	7,426
*	Dell Inc.	211,289	6,032
	Texas Instruments, Inc.	153,317	5,769
	Motorola, Inc.	249,952	4,424
*	Corning, Inc.	162,192	4,144
*	EMC Corp.	227,450	4,117
*	eBay Inc.	115,252	3,709
*	Yahoo! Inc.	126,093	3,421
	Applied Materials, Inc.	144,317	2,868
	Automatic Data
	Processing, Inc.	56,862	2,756
	Accenture Ltd.	60,901	2,612
	First Data Corp.	77,721	2,539
*	Adobe Systems, Inc.	60,767	2,440
*	Sun Microsystems, Inc.	372,111	1,957
*	Symantec Corp.	95,519	1,929
*	Xerox Corp.	98,058	1,812
	Western Union Co.	79,799	1,662
*	Agilent Technologies, Inc.	41,935	1,612
*	Electronic Arts Inc.	32,110	1,519
	Electronic Data
	Systems Corp.	53,378	1,480
*	NVIDIA Corp.	34,960	1,444
*	Broadcom Corp.	48,843	1,429
*	Juniper Networks, Inc.	55,429	1,395
	Paychex, Inc.	35,489	1,388
	Analog Devices, Inc.	34,533	1,300
	Seagate Technology	56,759	1,236
	MasterCard, Inc. Class A	6,998	1,161
*	SanDisk Corp.	23,227	1,137
	KLA-Tencor Corp.	20,649	1,135
	CA, Inc.	43,703	1,129
*	Network Appliance, Inc.	38,625	1,128
*	MEMC Electronic
	Materials, Inc.	18,415	1,126
*	Autodesk, Inc.	23,834	1,122
	Linear Technology Corp.	30,952	1,120
*	Cognizant Technology
	Solutions Corp.	14,792	1,111

14

			Market
			Value•
		Shares	($000)
	Maxim Integrated
	Products, Inc.	33,228	1,110
	Fidelity National
	Information Services, Inc.	19,616	1,065
*	Computer Sciences Corp.	17,698	1,047
*	Intuit, Inc.	33,995	1,023
*	Micron Technology, Inc.	78,126	979
*	NCR Corp.	18,377	966
*	Fiserv, Inc.	16,965	964
*	Marvell Technology Group Ltd.	51,417	936
	National Semiconductor Corp.	33,035	934
	Xilinx, Inc.	34,416	921
	Microchip Technology, Inc.	22,237	824
	Altera Corp.	36,906	817
*	Advanced Micro Devices, Inc.	56,805	812
*	VeriSign, Inc.	25,187	799
*	Avaya Inc.	46,988	791
*	Akamai Technologies, Inc.	15,719	765
	Harris Corp.	13,860	756
*	LAM Research Corp.	14,582	750
*	Flextronics International Ltd.	62,497	675
	Amphenol Corp.	18,331	653
*	BMC Software, Inc.	21,140	641
*	Cadence Design
	Systems, Inc.	28,865	634
*	Citrix Systems, Inc.	18,619	627
*	Avnet, Inc.	15,276	606
*	LSI Corp.	79,436	597
*	McAfee Inc.	16,456	579
*	BEA Systems, Inc.	40,359	553
*	CDW Corp.	6,441	547
*	Alliance Data Systems Corp.	7,037	544
*	Affiliated Computer
	Services, Inc. Class A	9,518	540
*	Activision, Inc.	28,886	539
*	Iron Mountain, Inc.	19,438	508
*	Ceridian Corp.	14,438	505
*	Lexmark International, Inc.	10,140	500
*	Arrow Electronics, Inc.	12,721	489
*	Tellabs, Inc.	42,718	460
	Intersil Corp.	14,231	448
*	Western Digital Corp.	22,835	442
*	DST Systems, Inc.	5,518	437
	Jabil Circuit, Inc.	19,666	434
*	NAVTEQ Corp.	10,094	427
*	Red Hat, Inc.	18,811	419
*	salesforce.com, Inc.	9,388	402
*	Compuware Corp.	33,341	395
*	Novellus Systems, Inc.	12,759	362

15

			Market
			Value•
		Shares	($000)
*	Hewitt Associates, Inc.	10,850	347
*	Teradyne, Inc.	19,700	346
*	Ingram Micro, Inc. Class A	15,765	342
*	Solectron Corp.	92,912	342
*	CheckFree Corp.	7,629	307
*	JDS Uniphase Corp.	21,111	284
*	Zebra Technologies Corp.
	Class A	7,281	282
*	QLogic Corp.	16,300	271
	Molex, Inc. Class A	8,170	217
	Molex, Inc.	6,574	197
	Total System Services, Inc.	4,128	122
	AVX Corp.	5,293	89
			234,588
Materials (3.3%)
	E.I. du Pont de
	Nemours & Co.	95,525	4,856
	Dow Chemical Co.	99,173	4,385
	Monsanto Co.	56,170	3,794
	Alcoa Inc.	89,810	3,640
	Freeport-McMoRan
	Copper & Gold, Inc. Class B	38,818	3,215
	Praxair, Inc.	33,345	2,401
	Nucor Corp.	31,203	1,830
	Newmont Mining Corp.
	(Holding Co.)	46,616	1,821
	Air Products & Chemicals, Inc.	22,427	1,802
	International Paper Co.	44,688	1,745
	Weyerhaeuser Co.	21,787	1,720
	United States Steel Corp.	12,284	1,336
	PPG Industries, Inc.	16,997	1,294
	Vulcan Materials Co.	9,880	1,132
	Allegheny Technologies Inc.	9,397	986
	Lyondell Chemical Co.	23,215	862
	Ecolab, Inc.	19,399	828
	Rohm & Haas Co.	14,641	801
	Martin Marietta Materials, Inc.	4,651	754
	Temple-Inland Inc.	10,846	667
	MeadWestvaco Corp.	18,660	659
*	The Mosaic Co.	15,824	617
*	Domtar Corp.	53,317	595
	Sigma-Aldrich Corp.	13,617	581
	Celanese Corp. Series A	14,655	568
*	Owens-Illinois, Inc.	15,848	555
	Eastman Chemical Co.	8,605	554
	Sealed Air Corp.	16,740	519
	Ball Corp.	9,543	507
	International Flavors &
	Fragrances, Inc.	8,408	438

16

			Market
			Value•
		Shares	($000)
*	Pactiv Corp.	13,717	437
	Sonoco Products Co.	9,816	420
*	Crown Holdings, Inc.	16,825	420
	Steel Dynamics, Inc.	9,394	394
	Ashland, Inc.	5,787	370
	Bemis Co., Inc.	10,789	358
*	Smurfit-Stone Container Corp.	26,199	349
	Florida Rock Industries, Inc.	5,161	348
	Albemarle Corp.	8,259	318
*	Titanium Metals Corp.	8,332	266
	Huntsman Corp.	10,252	249
			49,391
Telecommunication Services (3.8%)
	AT&T Inc.	645,442	26,786
	Verizon Communications Inc.	300,999	12,392
	Sprint Nextel Corp.	287,149	5,947
	Alltel Corp.	37,227	2,515
*	American Tower Corp.
	Class A	43,981	1,847
*	Qwest Communications
	International Inc.	164,090	1,592
*	NII Holdings Inc.	15,076	1,217
*	Crown Castle
	International Corp.	27,030	980
	Embarq Corp.	15,423	977
	Windstream Corp.	49,362	729
*	Level 3 Communications, Inc.	114,396	669
	CenturyTel, Inc.	11,265	553
	Citizens Communications Co.	35,072	536
*	Leap Wireless
	International, Inc.	5,575	471
	Telephone & Data
	Systems, Inc.	5,333	334
	Telephone & Data Systems,
	Inc.–Special Common Shares	5,408	311
*	U.S. Cellular Corp.	1,672	151
			58,007
Utilities (3.7%)
	Exelon Corp.	69,266	5,029
	Dominion Resources, Inc.	36,600	3,159
	TXU Corp.	45,107	3,036
	Southern Co.	77,312	2,651
	Duke Energy Corp.	129,651	2,373
	Public Service Enterprise
	Group, Inc.	26,139	2,294
	FPL Group, Inc.	39,762	2,256
	Entergy Corp.	21,013	2,256
	FirstEnergy Corp.	31,484	2,038
	PPL Corp.	39,459	1,846

17

			Market
			Value•
		Shares	($000)
	American Electric
	Power Co., Inc.	40,947	1,844
	Edison International	31,930	1,792
	PG&E Corp.	36,923	1,673
	Constellation Energy
	Group, Inc.	18,729	1,633
	Sempra Energy	25,857	1,532
*	AES Corp.	68,528	1,499
	Consolidated Edison Inc.	28,040	1,265
	Progress Energy, Inc.	25,209	1,149
*	Mirant Corp.	26,384	1,125
	Ameren Corp.	21,295	1,044
*	NRG Energy, Inc.	23,950	996
	Questar Corp.	17,735	937
	DTE Energy Co.	18,348	885
*	Allegheny Energy, Inc.	17,040	882
	Xcel Energy, Inc.	42,289	866
*	Reliant Energy, Inc.	31,775	856
	KeySpan Corp.	18,248	766
	Equitable Resources, Inc.	11,888	589
	NiSource, Inc.	28,354	587
	Pepco Holdings, Inc.	19,821	559
	ONEOK, Inc.	10,808	545
	Wisconsin Energy Corp.	12,092	535
	CenterPoint Energy Inc.	30,543	531
*	Dynegy, Inc.	50,881	480
	MDU Resources Group, Inc.	16,765	470
	Alliant Energy Corp.	12,092	470
	Northeast Utilities	16,010	454
	SCANA Corp.	11,361	435
	Energy East Corp.	16,189	422
	Pinnacle West Capital Corp.	10,315	411
	Integrys Energy Group, Inc.	7,710	391
	TECO Energy, Inc.	21,562	370
	NSTAR	11,056	359
	DPL Inc.	11,741	333
			55,623
Total Common Stocks
(Cost $1,389,164)			1,514,749
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.7%)
[2]	Vanguard Market Liquidity
	Fund, 5.281%	9,103,296	9,103
[2]	Vanguard Market Liquidity
	Fund, 5.281%—Note E	1,855,200	1,855

18

	Face
	Amount
	($000)
U.S. Agency Obligation (0.0%)
[3]	Federal National Mortgage Assn.
[4] 5.192%, 7/25/07	300	299
Total Temporary Cash Investments
(Cost $11,257)		11,257
Total Investments (100.4%)
(Cost $1,400,421)		1,526,006
Other Assets and Liabilities (–0.4%)
Other Assets—Note B		2,952
Liabilities—Note E		(9,529)
		(6,577)
Net Assets (100%)		1,519,429

19

At June 30, 2007, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	1,393,051
Undistributed Net Investment Income	520
Accumulated Net Realized Gains	281
Unrealized Appreciation
Investment Securities	125,585
Futures Contracts	(8)
Net Assets	1,519,429

Investor Shares—Net Assets
Applicable to 10,888,944 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	294,761
Net Asset Value Per Share—
Investor Shares	$27.07

Admiral Shares—Net Assets
Applicable to 6,895,652 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	233,381
Net Asset Value Per Share—
Admiral Shares	$33.84

Institutional Shares—Net Assets
Applicable to 700,070 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	97,509
Net Asset Value Per Share—
Institutional Shares	$139.29

ETF Shares—Net Assets
Applicable to 13,337,215 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	893,778
Net Asset Value Per Share—
ETF Shares	$67.01

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets. See Note C in Notes to Financial Statements.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4  Securities with a value of $299,000 have been segregated as initial margin for open futures contracts.

5  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

20

This page intentionally left blank.

This page intentionally left blank.

© 2007 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

F03072 082007

Vanguard® U.S. Stock Index Funds

Total Stock Market Index Fund

Statement of Net Assets—Investments Summary (unaudited)

As of June 30, 2007

This Statement should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com® and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the accompanying report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Home Depot, Inc.	12,020,151	472,993	0.5%
Time Warner, Inc.	22,472,721	472,826	0.5%
* Comcast Corp. Class A	16,477,525	463,348	0.4%
The Walt Disney Co.	11,461,484	391,295	0.4%
McDonald’s Corp.	7,088,312	359,803	0.4%
† Other—Consumer Discretionary		9,052,823	9.0%
		11,213,088	11.2%
Consumer Staples
The Procter & Gamble Co.	18,584,349	1,137,176	1.1%
Altria Group, Inc.	12,351,254	866,317	0.9%
Wal-Mart Stores, Inc.	14,729,103	708,617	0.7%
The Coca-Cola Co.	12,272,788	641,990	0.7%
PepsiCo, Inc.	9,645,980	625,542	0.6%
† Other—Consumer Staples		3,987,216	4.0%
		7,966,858	8.0%
Energy
ExxonMobil Corp.	33,742,207	2,830,296	2.8%
Chevron Corp.	12,839,604	1,081,608	1.1%
ConocoPhillips Co.	9,199,201	722,137	0.7%
Schlumberger Ltd.	6,941,320	589,596	0.6%
† Other—Energy		4,922,516	4.9%
		10,146,153	10.1%
Financials
Citigroup, Inc.	28,874,442	1,480,970	1.5%

1

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Bank of America Corp.	26,257,271	1,283,718	1.3%
JPMorgan Chase & Co.	20,388,505	987,823	1.0%
American International Group, Inc.	13,014,897	911,433	0.9%
Wells Fargo & Co.	18,763,556	659,914	0.6%
Wachovia Corp.	11,214,123	574,724	0.6%
The Goldman Sachs Group, Inc.	2,188,967	474,459	0.5%
Morgan Stanley	5,643,053	473,339	0.5%
Merrill Lynch & Co., Inc.	4,933,345	412,329	0.4%
American Express Co.	6,343,369	388,087	0.4%
Fannie Mae	5,742,788	375,176	0.4%
Student Loan Corp.	23,047	4,699	0.0%
† Other—Financials		12,512,665	12.5%
		20,539,336	20.6%
Health Care
Pfizer Inc.	42,467,520	1,085,894	1.1%
Johnson & Johnson	17,045,332	1,050,333	1.0%
Merck & Co., Inc.	12,786,619	636,774	0.6%
Abbott Laboratories	9,088,335	486,680	0.5%
Wyeth	7,928,543	454,623	0.5%
UnitedHealth Group Inc.	7,933,404	405,714	0.4%
* Amgen, Inc.	6,870,529	379,872	0.4%
Bristol-Myers Squibb Co.	11,894,241	375,382	0.4%
Medtronic, Inc.	6,794,402	352,358	0.3%
† Other—Health Care		6,305,478	6.3%
		11,533,108	11.5%
Industrials
General Electric Co.	60,564,725	2,318,418	2.3%
The Boeing Co.	4,416,142	424,656	0.4%
United Technologies Corp.	5,565,242	394,743	0.4%
Tyco International Ltd.	11,639,951	393,314	0.4%
3M Co.	4,106,352	356,390	0.4%
† Other—Industrials		7,750,679	7.7%
		11,638,200	11.6%
Information Technology
Microsoft Corp.	51,906,513	1,529,685	1.5%
* Cisco Systems, Inc.	35,574,108	990,739	1.0%
International Business Machines Corp.	8,867,120	933,264	1.0%
Intel Corp.	33,966,060	807,034	0.8%
Hewlett-Packard Co.	15,905,309	709,695	0.7%
* Google Inc.	1,315,669	688,595	0.7%
* Apple Computer, Inc.	5,076,308	619,513	0.6%
* Oracle Corp.	24,417,286	481,265	0.5%
QUALCOMM Inc.	9,756,471	423,333	0.4%
† Other—Information Technology		8,402,255	8.4%
		15,585,378	15.6%

† Materials		3,563,454	3.6%

Telecommunication Services
AT&T Inc.	36,776,217	1,526,213	1.5%
Verizon Communications Inc.	17,150,954	706,105	0.7%

2

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
† Other—Telecommunication Services		1,224,408	1.3%
		3,456,726	3.5%

† Utilities		3,655,574	3.7%

Total Common Stocks (Cost $75,147,784)		99,297,875	99.4%[1]
Temporary Cash Investments
Money Market Fund
[2] Vanguard Market Liquidity Fund,
5.281%—Note E	1,230,484,261	1,230,484	1.2%
[2] Vanguard Market Liquidity Fund, 5.281%	738,927,702	738,928	0.8%
		1,969,412	2.0%[1]
†[3]U.S. Agency Obligation		24,975	0.0%
Total Temporary Cash Investments (Cost $1,994,383)		1,994,387	2.0%
Total Investments (Cost $77,142,167)		101,292,262	101.4%
Other Assets and Liabilities
Other Assets—Note B		314,923	0.3%
Liabilities—Note E		(1,665,511)	(1.7%)
		(1,350,588)	(1.4%)
Net Assets (100%)		99,941,674	100.0%

3

At June 30, 2007, net assets consisted of:[4]
Amount
($000)
Paid-in Capital	77,800,786
Overdistributed Net Investment Income	(20,913)
Accumulated Net Realized Losses	(1,981,381)
Unrealized Appreciation (Depreciation)
Investment Securities	24,150,095
Futures Contracts	(6,913)
Net Assets	99,941,674

Investor Shares—Net Assets
Applicable to 1,272,241,453 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	46,261,073
Net Asset Value Per Share—Investor Shares	$36.36

Admiral Shares—Net Assets
Applicable to 842,441,867 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	30,634,261
Net Asset Value Per Share—Admiral Shares	$36.36

Signal Shares—Net Assets
Applicable to 21,211,518 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	744,443
Net Asset Value Per Share—Signal Shares	$35.10
($000)
Institutional Shares—Net Assets
Applicable to 377,759,538 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	13,738,835
Net Asset Value Per Share—Institutional Shares	$36.37

ETF Shares—Net Assets
Applicable to 57,314,701 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	8,563,062
Net Asset Value Per Share—ETF Shares	$149.40

4

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2007

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (11.2%)
	Home Depot, Inc.	12,020,151	472,993
	Time Warner, Inc.	22,472,721	472,826
*	Comcast Corp. Class A	16,477,525	463,348
	The Walt Disney Co.	11,461,484	391,295
	McDonald’s Corp.	7,088,312	359,803
	Target Corp.	4,805,921	305,657
	News Corp., Class A	13,710,568	290,801
	Lowe’s Cos., Inc.	8,520,842	261,505
	The McGraw-Hill Cos., Inc.	2,086,740	142,065
*	Viacom Inc. Class B	3,388,938	141,081
	Johnson Controls, Inc.	1,157,507	134,005
	CBS Corp.	3,837,972	127,881
*	Amazon.com, Inc.	1,832,129	125,336
	Carnival Corp.	2,569,567	125,318
*	Kohl’s Corp.	1,734,310	123,188
	Macy’s Inc.	3,093,999	123,079
	NIKE, Inc. Class B	1,994,984	116,288
*	Starbucks Corp.	4,425,523	116,126
	Best Buy Co., Inc.	2,413,578	112,642
	Clear Channel Communications, Inc.	2,765,038	104,574
	Omnicom Group Inc.	1,968,782	104,188
*	Coach, Inc.	2,180,449	103,331
	Yum! Brands, Inc.	3,122,882	102,181
	Staples, Inc.	4,258,530	101,055
	Ford Motor Co.	10,709,611	100,885
	General Motors Corp.	2,665,848	100,769
	Harrah’s Entertainment, Inc.	1,096,392	93,478
*	DIRECTV Group, Inc.	3,964,846	91,628
	J.C. Penney Co., Inc. (Holding Co.)	1,259,640	91,173
	Harley-Davidson, Inc.	1,520,859	90,658
	Marriott International, Inc. Class A	2,057,619	88,971
*	Liberty Media Corp.–Capital Series A	724,980	85,316
	Starwood Hotels & Resorts Worldwide, Inc.	1,266,278	84,929
*	Sears Holdings Corp.	499,062	84,591
*	Liberty Media Corp.–Interactive Series A	3,668,489	81,917
	International Game Technology	1,994,634	79,187
	Gannett Co., Inc.	1,380,209	75,842
	TJX Cos., Inc.	2,680,850	73,723
	Fortune Brands, Inc.	891,770	73,455
	Hilton Hotels Corp.	2,164,371	72,441
	The Gap, Inc.	3,344,138	63,873
*	MGM Mirage, Inc.	753,171	62,122
	Nordstrom, Inc.	1,213,501	62,034
*	Bed Bath & Beyond, Inc.	1,670,438	60,119
	Mattel, Inc.	2,317,971	58,621

1

	Limited Brands, Inc.	2,110,395	57,930
*	EchoStar Communications Corp. Class A	1,218,525	52,847
^	Garmin Ltd.	699,643	51,753
	Whirlpool Corp.	459,703	51,119
*	Apollo Group, Inc. Class A	865,624	50,578
	Genuine Parts Co.	1,004,258	49,811
*	Office Depot, Inc.	1,631,092	49,422
*	Cablevision Systems NY Group Class A	1,346,209	48,719
	VF Corp.	527,027	48,265
	Newell Rubbermaid, Inc.	1,633,850	48,084
*	Las Vegas Sands Corp.	626,955	47,893
	Eastman Kodak Co.	1,693,078	47,118
*	Liberty Global, Inc. Class A	1,129,572	46,358
	Sherwin-Williams Co.	675,913	44,928
	H & R Block, Inc.	1,900,673	44,419
	Harman International Industries, Inc.	367,046	42,871
*	Wyndham Worldwide Corp.	1,168,535	42,371
	Tiffany & Co.	798,407	42,363
*	Liberty Global, Inc. Series C	1,074,647	42,234
*	IAC/InterActiveCorp	1,185,444	41,028
	Dollar General Corp.	1,840,565	40,345
*	AutoZone Inc.	291,951	39,886
	Virgin Media Inc.	1,635,343	39,853
*	Expedia, Inc.	1,304,577	38,211
*	The Goodyear Tire & Rubber Co.	1,094,455	38,043
	Abercrombie & Fitch Co.	520,859	38,012
*	Discovery Holding Co. Class A	1,580,743	36,341
	Darden Restaurants Inc.	813,248	35,775
	Polo Ralph Lauren Corp.	357,468	35,071
	Royal Caribbean Cruises, Ltd.	812,759	34,932
	Tim Hortons, Inc.	1,124,282	34,572
	Black & Decker Corp.	387,027	34,178
*	Comcast Corp. Special Class A	1,220,741	34,132
	D. R. Horton, Inc.	1,665,439	33,192
*	^ Mohawk Industries, Inc.	320,820	32,335
*	CarMax, Inc.	1,267,052	32,310
*	GameStop Corp. Class A	812,964	31,787
*	R.H. Donnelley Corp.	415,231	31,466
	Idearc Inc.	860,577	30,404
	American Eagle Outfitters, Inc.	1,182,866	30,352
	Lamar Advertising Co. Class A	481,017	30,189
*	Interpublic Group of Cos., Inc.	2,602,945	29,674
	Wynn Resorts Ltd.	329,653	29,567
	BorgWarner, Inc.	342,241	29,446
	Family Dollar Stores, Inc.	849,932	29,170
	Pulte Homes, Inc.	1,284,574	28,839
*	ITT Educational Services, Inc.	244,064	28,648
	Centex Corp.	704,211	28,239
	Hasbro, Inc.	889,921	27,952
	Autoliv, Inc.	479,840	27,289
	Lennar Corp. Class A	733,312	26,810
	The Stanley Works	439,208	26,660
	ServiceMaster Co.	1,722,518	26,630

2

*	Dollar Tree Stores, Inc.	604,658	26,333
	PetSmart, Inc.	801,558	26,011
*	Penn National Gaming, Inc.	425,818	25,587
	Ross Stores, Inc.	825,023	25,411
	RadioShack Corp.	763,512	25,303
	Washington Post Co. Class B	32,581	25,286
*	Chico’s FAS, Inc.	1,037,282	25,247
	Advance Auto Parts, Inc.	621,779	25,201
	Station Casinos, Inc.	287,515	24,956
*	^ Sirius Satellite Radio, Inc.	8,173,836	24,685
	E.W. Scripps Co. Class A	524,695	23,973
*	O’Reilly Automotive, Inc.	637,502	23,301
	Leggett & Platt, Inc.	1,047,097	23,088
	Liz Claiborne, Inc.	605,800	22,596
	Service Corp. International	1,730,239	22,112
	Brinker International, Inc.	722,422	21,145
	Wendy’s International, Inc.	564,057	20,729
*	AutoNation, Inc.	916,663	20,570
	^ New York Times Co. Class A	800,468	20,332
	Foot Locker, Inc.	917,401	19,999
	Phillips-Van Heusen Corp.	326,976	19,805
*	Toll Brothers, Inc.	776,967	19,409
	Dow Jones & Co., Inc.	336,882	19,354
*	Big Lots Inc.	642,352	18,898
*	Career Education Corp.	559,453	18,893
*	XM Satellite Radio Holdings, Inc.	1,586,523	18,673
*	NVR, Inc.	26,844	18,247
	Jones Apparel Group, Inc.	641,000	18,108
	^ Williams-Sonoma, Inc.	563,186	17,785
	KB Home	448,434	17,655
	Brunswick Corp.	535,940	17,488
	OfficeMax, Inc.	439,014	17,253
*	Laureate Education Inc.	272,923	16,828
	Snap-On Inc.	326,910	16,512
*	Urban Outfitters, Inc.	681,781	16,383
	Boyd Gaming Corp.	331,286	16,296
	Sotheby’s	343,187	15,793
	Gentex Corp.	801,377	15,779
	Circuit City Stores, Inc.	1,036,224	15,626
	Saks Inc.	726,538	15,512
*	Jarden Corp.	359,159	15,447
*	Hanesbrands Inc.	568,676	15,371
*	Getty Images, Inc.	318,257	15,216
	Men’s Wearhouse, Inc.	297,510	15,194
*	AnnTaylor Stores Corp.	424,648	15,041
*	Lear Corp.	405,446	14,438
*	^ Scientific Games Corp.	404,941	14,153
*	Jack in the Box Inc.	198,693	14,095
*	Priceline.com, Inc.	204,847	14,081
	Meredith Corp.	226,962	13,981
	Tribune Co.	474,456	13,949
	Orient-Express Hotel Ltd.	249,049	13,299
*	^ Nutri/System Inc.	189,323	13,222

3

*	Dick’s Sporting Goods, Inc.	224,841	13,079
*	Aeropostale, Inc.	312,390	13,020
	Guess ?, Inc.	270,262	12,983
*	Gaylord Entertainment Co.	241,080	12,932
	Dillard’s Inc.	358,228	12,871
	^ Polaris Industries, Inc.	231,548	12,541
*	Payless ShoeSource, Inc.	387,952	12,240
	DeVry, Inc.	356,053	12,113
*	J. Crew Group, Inc.	223,885	12,110
	Barnes & Noble, Inc.	310,903	11,960
*	TRW Automotive Holdings Corp.	322,097	11,863
	^ Pool Corp.	299,419	11,686
	John Wiley & Sons Class A	235,341	11,365
*	DreamWorks Animation SKG, Inc.	390,722	11,268
	Strayer Education, Inc.	84,792	11,168
*	Tractor Supply Co.	214,508	11,165
*	Rent-A-Center, Inc.	415,862	10,908
*	^ Crocs, Inc.	253,316	10,900
*	The Cheesecake Factory Inc.	444,215	10,892
*	The Warnaco Group, Inc.	273,178	10,747
	Weight Watchers International, Inc.	210,828	10,718
	Belo Corp. Class A	518,995	10,686
	Applebee’s International, Inc.	440,957	10,627
*	Guitar Center, Inc.	174,416	10,432
	MDC Holdings, Inc.	214,083	10,353
	Tupperware Brands Corp.	356,560	10,248
	Regis Corp.	267,198	10,220
*	Quiksilver, Inc.	721,995	10,202
*	^ Charter Communications, Inc.	2,410,391	9,762
*	Vail Resorts Inc.	160,248	9,754
*	Pinnacle Entertainment, Inc.	345,968	9,739
	International Speedway Corp.	184,504	9,725
	Thor Industries, Inc.	215,215	9,715
*	^ Marvel Entertainment, Inc.	376,425	9,591
	Cooper Tire & Rubber Co.	345,721	9,549
	^ Ryland Group, Inc.	253,133	9,460
*	Tenneco Automotive, Inc.	268,961	9,424
	American Greetings Corp. Class A	331,229	9,384
	Ruby Tuesday, Inc.	348,038	9,164
*	^ Life Time Fitness, Inc.	171,841	9,147
	Wolverine World Wide, Inc.	328,782	9,111
*	Sonic Corp.	411,507	9,103
	Regal Entertainment Group Class A	412,087	9,037
*	Pacific Sunwear of California, Inc.	410,723	9,036
	Arbitron Inc.	173,457	8,938
	ArvinMeritor, Inc.	397,601	8,827
*	Tween Brands, Inc.	194,646	8,681
	Choice Hotels International, Inc.	216,509	8,556
	Burger King Holdings Inc.	321,580	8,470
*	Corinthian Colleges, Inc.	514,392	8,379
*	^ Under Armour, Inc.	182,337	8,324
	^ The McClatchy Co. Class A	328,530	8,315
*	Coldwater Creek Inc.	356,821	8,289

4

	Catalina Marketing Corp.	262,804	8,278
	Matthews International Corp.	188,950	8,240
*	Panera Bread Co.	178,640	8,228
*	Live Nation, Inc.	367,384	8,222
*	Fossil, Inc.	278,514	8,213
*	Chipotle Mexican Grill, Inc. Class B	103,913	8,171
	Bob Evans Farms, Inc.	216,016	7,960
*	Charming Shoppes, Inc.	725,360	7,856
*	Viacom Inc. Class A	187,325	7,793
*	Scholastic Corp.	216,426	7,778
	American Axle & Manufacturing Holdings, Inc.	261,450	7,744
*	Carter’s, Inc.	296,693	7,696
*	Lions Gate Entertainment Corp.	690,326	7,614
	Tempur-Pedic International Inc.	293,428	7,600
*	Timberland Co.	299,310	7,540
*	The Children’s Place Retail Stores, Inc.	145,565	7,517
	Harte-Hanks, Inc.	291,281	7,480
*	The Gymboree Corp.	187,940	7,407
	Citadel Broadcasting Corp.	1,137,677	7,338
	Callaway Golf Co.	405,275	7,218
*	Iconix Brand Group Inc.	323,215	7,182
*	Bally Technologies Inc.	267,537	7,068
*	WMS Industries, Inc.	244,837	7,066
	CBRL Group, Inc.	165,110	7,014
*	CEC Entertainment Inc.	194,459	6,845
*	Genesco, Inc.	130,706	6,837
*	Zale Corp.	279,768	6,661
	Ethan Allen Interiors, Inc.	194,384	6,658
	Borders Group, Inc.	348,668	6,646
	Standard Pacific Corp.	377,039	6,609
	Aaron Rents, Inc.	225,298	6,579
*	Deckers Outdoor Corp.	64,968	6,555
*	Gemstar-TV Guide International, Inc.	1,317,920	6,484
*	Visteon Corp.	788,155	6,384
*	LKQ Corp.	255,727	6,306
	Jackson Hewitt Tax Service Inc.	224,185	6,302
	CKE Restaurants Inc.	311,307	6,248
	CBS Corp. Class A	187,325	6,244
	Winnebago Industries, Inc.	209,363	6,180
	Brown Shoe Co., Inc.	251,499	6,116
*	Bright Horizons Family Solutions, Inc.	151,457	5,893
*	Valassis Communications, Inc.	340,342	5,850
*	The Dress Barn, Inc.	283,872	5,825
*	^ Netflix.com, Inc.	298,620	5,790
*	^ Select Comfort Corp.	356,026	5,775
	The Pep Boys (Manny, Moe & Jack)	286,126	5,768
	Group 1 Automotive, Inc.	142,177	5,735
*	^ Chipotle Mexican Grill, Inc.	66,437	5,666
	^ Beazer Homes USA, Inc.	227,869	5,622
*	Hibbett Sports Inc.	197,788	5,415
	Ameristar Casinos, Inc.	152,861	5,310
	Domino’s Pizza, Inc.	289,835	5,295
	K-Swiss, Inc.	186,828	5,293

5

	IHOP Corp.	96,381	5,246
*	^ Champion Enterprises, Inc.	528,591	5,196
	Entercom Communications Corp.	203,949	5,076
	Interactive Data Corp.	188,538	5,049
*	^ Blue Nile Inc.	83,467	5,041
*	CTC Media, Inc.	184,778	5,015
*	^ P.F. Chang’s China Bistro, Inc.	141,515	4,981
*	CSK Auto Corp.	270,588	4,979
*	Rare Hospitality International Inc.	184,689	4,944
*	Helen of Troy Ltd.	182,796	4,935
	Oakley, Inc.	173,188	4,919
	Columbia Sportswear Co.	71,306	4,897
*	Buffalo Wild Wings Inc.	115,502	4,804
	Lee Enterprises, Inc.	228,234	4,761
*	Pre-Paid Legal Services, Inc.	73,861	4,750
	Modine Manufacturing Co.	210,143	4,749
	Stewart Enterprises, Inc. Class A	608,162	4,738
*	Papa John’s International, Inc.	161,646	4,649
	United Auto Group, Inc.	216,914	4,618
	Cato Corp. Class A	210,409	4,616
	Asbury Automotive Group, Inc.	183,750	4,585
*	LodgeNet Entertainment Corp.	141,990	4,552
	Triarc Cos., Inc. Class B	289,599	4,547
	Sonic Automotive, Inc.	156,645	4,538
	Stage Stores, Inc.	216,219	4,532
*	Charlotte Russe Holding Inc.	164,481	4,420
*	Steiner Leisure Ltd.	89,836	4,413
	Blyth, Inc.	164,462	4,371
*	JAKKS Pacific, Inc.	153,935	4,332
	Kellwood Co.	153,440	4,315
	Christopher & Banks Corp.	250,804	4,301
*	Coinstar, Inc.	135,296	4,259
	Furniture Brands International Inc.	290,508	4,125
	The Buckle, Inc.	102,819	4,051
	Big 5 Sporting Goods Corp.	158,589	4,044
*	Cabela’s Inc.	180,399	3,992
*	Skechers U.S.A., Inc.	136,703	3,992
*	^ Shuffle Master, Inc.	238,422	3,958
	Landry’s Restaurants, Inc.	129,893	3,931
*	^ Blockbuster Inc. Class A	910,645	3,925
*	Jos. A. Bank Clothiers, Inc.	94,450	3,917
*	Keystone Automotive Industries, Inc.	93,405	3,864
*	Volcom, Inc.	76,709	3,845
*	RC2 Corp.	96,099	3,845
*	Red Robin Gourmet Burgers, Inc.	95,206	3,843
	Movado Group, Inc.	113,619	3,834
*	99 Cents Only Stores	291,088	3,816
	Sally Beauty Co. Inc.	415,226	3,737
	Pier 1 Imports Inc.	439,105	3,728
	The Stride Rite Corp.	183,001	3,708
	RCN Corp.	195,742	3,678
*	Exide Technologies	392,900	3,654
*	Hayes Lemmerz International, Inc.	679,090	3,633

6

*	^ Krispy Kreme Doughnuts, Inc.	391,868	3,629
*	^ Zumiez Inc.	95,692	3,615
	Oxford Industries, Inc.	80,594	3,574
	^ Talbots Inc.	142,153	3,558
	Sinclair Broadcast Group, Inc.	247,468	3,519
	Media General, Inc. Class A	104,735	3,485
*	CKX, Inc.	251,298	3,473
*	^ Six Flags, Inc.	564,526	3,438
*	K2 Inc.	225,591	3,427
*	California Pizza Kitchen, Inc.	159,247	3,421
*	Entravision Communications Corp.	327,163	3,412
*	^ Meritage Corp.	127,315	3,406
*	Aftermarket Technology Corp.	113,101	3,357
*	Vertrue Inc.	68,564	3,345
	Hearst-Argyle Television Inc.	138,736	3,344
*	Hot Topic, Inc.	306,635	3,333
*	Texas Roadhouse, Inc.	260,112	3,327
*	Denny’s Corp.	746,470	3,322
*	Mediacom Communications Corp.	340,552	3,300
	^ Martha Stewart Living Omnimedia, Inc.	191,425	3,293
	^ Building Materials Holding Corp.	225,757	3,203
	Steven Madden, Ltd.	97,430	3,192
*	Jo-Ann Stores, Inc.	112,249	3,191
*	Morgans Hotel Group	130,007	3,170
*	Cox Radio, Inc.	221,203	3,150
*	Sturm, Ruger & Co., Inc.	202,296	3,140
*	GSI Commerce, Inc.	137,382	3,120
*	Universal Technical Institute Inc.	122,004	3,098
	Speedway Motorsports, Inc.	77,078	3,082
	CPI Corp.	44,110	3,066
*	^ Smith & Wesson Holding Corp.	179,460	3,006
*	Midas Inc.	132,520	3,004
	Warner Music Group Corp.	207,496	2,998
*	^ DSW Inc. Class A	86,029	2,996
*	Morningstar, Inc.	63,551	2,988
	^ La-Z-Boy Inc.	260,742	2,988
*	^ Hovnanian Enterprises Inc. Class A	179,633	2,969
	News Corp., Class B	128,957	2,958
	^ Sealy Corp.	176,578	2,917
*	^ WCI Communities, Inc.	174,731	2,915
	The Marcus Corp.	121,743	2,893
	Journal Communications, Inc.	221,441	2,881
	^ Brookfield Homes Corp.	97,917	2,848
*	Drew Industries, Inc.	85,871	2,846
	Gray Television, Inc.	304,015	2,818
	Fred’s, Inc.	210,507	2,817
*	Perry Ellis International Corp.	86,707	2,789
*	MTR Gaming Group Inc.	178,673	2,752
	Courier Corp.	68,312	2,732
*	A.C. Moore Arts & Crafts, Inc.	134,672	2,641
*	The Wet Seal, Inc. Class A	438,132	2,633
	^ Superior Industries International, Inc.	119,998	2,611
	Nautilus Inc.	216,618	2,608

7

	UniFirst Corp.	58,898	2,594
	Westwood One, Inc.	358,617	2,578
*	Universal Electronics, Inc.	69,592	2,528
	Bon-Ton Stores, Inc.	62,493	2,503
*	Lin TV Corp.	132,837	2,499
*	Steak n Shake Co.	148,558	2,479
*	TiVo Inc.	426,374	2,469
*	Fleetwood Enterprises, Inc.	271,919	2,461
	Spartan Motors, Inc.	144,459	2,459
	O’Charley’s Inc.	118,809	2,395
	Churchill Downs, Inc.	45,706	2,394
*	AFC Enterprises, Inc.	136,970	2,368
*	^ Knology, Inc.	134,530	2,337
*	PRIMEDIA Inc.	810,411	2,310
	Ambassadors Group, Inc.	63,955	2,272
*	^ True Religion Apparel, Inc.	111,549	2,268
	Tuesday Morning Corp.	182,910	2,261
*	^ Cumulus Media Inc.	240,575	2,249
	^ Systemax Inc.	107,848	2,244
*	Monarch Casino & Resort, Inc.	83,278	2,236
*	McCormick & Schmick’s Seafood Restaurants, Inc.	83,802	2,174
*	Retail Ventures, Inc.	134,045	2,162
*	^ Isle of Capri Casinos, Inc.	88,798	2,128
*	PetMed Express, Inc.	165,574	2,126
*	INVESTools Inc.	213,155	2,123
*	Casual Male Retail Group, Inc.	209,366	2,115
*	Great Wolf Resorts, Inc.	147,217	2,098
	Arctic Cat, Inc.	104,864	2,076
	Finish Line, Inc.	227,656	2,074
	Steinway Musical Instruments Inc.	59,752	2,067
	Standard Motor Products, Inc.	135,968	2,044
	Monro Muffler Brake, Inc.	54,268	2,032
*	^ Build-A-Bear-Workshop, Inc.	76,952	2,012
	CSS Industries, Inc.	50,445	1,998
	Cherokee Inc.	54,485	1,991
	Libbey, Inc.	90,872	1,960
*	Ruth’s Chris Steak House	115,080	1,955
*	Peet’s Coffee & Tea Inc.	79,209	1,951
	World Wrestling Entertainment, Inc.	121,899	1,949
*	Famous Dave’s of America, Inc.	87,045	1,939
	Monaco Coach Corp.	134,701	1,933
*	Maidenform Brands, Inc.	97,182	1,930
	Stein Mart, Inc.	157,144	1,927
*	^ Avatar Holding, Inc.	25,032	1,926
	bebe stores, inc.	119,642	1,915
*	Amerigon Inc.	105,387	1,896
*	DG FastChannel Inc.	91,619	1,867
	Dover Downs Gaming & Entertainment, Inc.	123,914	1,860
*	^ Progressive Gaming International Corp.	314,867	1,848
*	Nexstar Broadcasting Group, Inc.	140,541	1,847
	Sun-Times Media Group, Inc.	351,584	1,846
*	Fuel Systems Solutions, Inc.	110,701	1,835
*	ValueVision Media, Inc.	160,886	1,821

8

*	^ Trump Entertainment Resorts, Inc.	144,894	1,818
*	Rentrak Corp.	122,731	1,818
*	Carriage Services, Inc.	219,214	1,811
*	Strattec Security Corp.	37,976	1,785
*	Radio One, Inc.	248,587	1,758
	Hooker Furniture Corp.	77,847	1,747
*	REX Stores Corp.	88,059	1,746
	Lithia Motors, Inc.	68,847	1,745
*	MarineMax, Inc.	86,627	1,734
	Kimball International, Inc. Class B	120,420	1,687
*	1-800 Contacts, Inc.	71,518	1,678
*	^ Jamba Inc.	182,326	1,666
*	Harris Interactive Inc.	306,090	1,638
*	drugstore.com, Inc.	606,844	1,632
*	^ Conn’s, Inc.	56,748	1,621
	Sauer-Danfoss, Inc.	53,471	1,591
*	Fisher Communications, Inc.	31,127	1,581
*	Spanish Broadcasting System, Inc.	364,359	1,567
*	BJ’s Restaurants Inc.	79,305	1,565
*	Audiovox Corp.	120,510	1,563
*	Syms Corp.	79,087	1,560
*	Friendly Ice Cream Corp.	102,713	1,557
*	Stoneridge, Inc.	125,005	1,543
*	1-800-FLOWERS.COM, Inc.	162,971	1,537
	^ Ambassadors International, Inc.	46,140	1,535
*	Playboy Enterprises, Inc. Class B	135,225	1,532
	Kenneth Cole Productions, Inc.	61,986	1,531
*	Red Lion Hotels Corp.	118,613	1,524
	California Coastal Communities, Inc.	89,446	1,515
*	Eddie Bauer Holding, Inc.	117,854	1,514
*	Multimedia Games Inc.	118,633	1,514
*	4Kids Entertainment Inc.	100,403	1,506
*	Restoration Hardware, Inc.	266,338	1,486
	Emmis Communications, Inc.	160,772	1,481
*	New York & Co., Inc.	134,481	1,474
	Salem Communications Corp.	131,120	1,454
*	^ Palm Harbor Homes, Inc.	102,033	1,444
*	Saga Communications, Inc.	147,174	1,442
*	Morton’s Restaurant Group Inc.	79,408	1,438
*	Cache, Inc.	107,302	1,424
	Stanley Furniture Co., Inc.	68,339	1,404
*	Cavco Industries, Inc.	37,118	1,393
*	Russ Berrie and Co., Inc.	74,662	1,391
*	^ Empire Resorts Inc.	191,155	1,390
*	Gaiam, Inc.	76,223	1,390
	^ Carmike Cinemas, Inc.	63,015	1,384
*	^ Overstock.com, Inc.	75,567	1,381
	National Presto Industries, Inc.	22,030	1,373
*	Leapfrog Enterprises, Inc.	132,895	1,362
*	^ America’s Car-Mart, Inc.	99,219	1,348
	Coinmach Service Corp. Class A	101,700	1,345
	FTD Group, Inc.	72,300	1,331
*	GenTek, Inc.	37,575	1,323

9

*	Hartmarx Corp.	165,769	1,321
	M/I Homes, Inc.	49,298	1,311
*	Riviera Holdings Corp.	36,000	1,309
*	Stamps.com Inc.	94,289	1,299
*	Citi Trends Inc.	33,968	1,289
*	Alloy, Inc.	128,011	1,280
*	Unifi, Inc.	483,918	1,268
*	Radio One, Inc. Class D	178,692	1,262
	Weyco Group, Inc.	46,394	1,249
*	Source Interlink Cos., Inc.	243,034	1,210
*	dELiA*S, Inc.	157,745	1,204
*	West Marine, Inc.	86,840	1,195
*	^ Premier Exhibitions Inc.	75,050	1,183
*	^ Syntax-Brillian Corp.	238,646	1,174
*	^ Audible, Inc.	116,061	1,170
*	G-III Apparel Group, Ltd.	73,483	1,160
*	Bluegreen Corp.	97,269	1,137
	Haverty Furniture Cos., Inc.	94,958	1,108
	Triarc Cos., Inc. Class A	69,353	1,101
*	Lenox Group, Inc.	156,015	1,097
*	^ Cosi, Inc.	238,701	1,088
	Noble International, Ltd.	52,258	1,068
	GateHouse Media, Inc.	57,281	1,063
*	Shoe Carnival, Inc.	38,496	1,058
*	Luby’s, Inc.	109,281	1,056
	Superior Uniform Group, Inc.	78,989	1,031
*	Core-Mark Holding Co., Inc.	28,349	1,020
	Traffix, Inc.	180,299	992
*	Buca, Inc.	282,386	988
	Skyline Corp.	32,629	979
*	Dorman Products, Inc.	70,144	969
*	^ Cost Plus, Inc.	111,490	945
	Bassett Furniture Industries, Inc.	68,009	928
*	Mity-Lite Inc.	43,211	927
*	Mothers Work, Inc.	29,589	925
	Handleman Co.	143,837	896
	Coachmen Industries, Inc.	90,845	878
*	^ Home Solutions of America	145,000	867
*	The Smith & Wollensky Restaurant Group, Inc.	79,526	864
	^ Charles & Colvard Ltd.	169,545	839
*	^ Century Casinos, Inc.	91,593	823
*	Lodgian, Inc.	54,256	815
	Journal Register Co.	181,458	813
	Levitt Corp. Class A	83,564	788
*	Youbet.com, Inc.	315,691	770
*	Benihana Inc.	37,839	759
	Escalade, Inc.	80,741	754
*	^ Quantum Fuel Systems Technologies Worldwide, Inc.	481,467	751
*	Virco Manufacturing Corp.	114,128	751
*	Regent Communications, Inc.	223,813	750
*	Benihana Inc. Class A	36,678	734
*	Carrols Restaurant Group Inc.	47,762	728
*	PC Mall, Inc.	59,477	727

10

	Craftmade International, Inc.	41,216	705
*	^ Gander Mountain Co.	61,621	699
*	^ Tarragon Corp. REIT	81,865	693
*	Interstate Hotels & Resorts, Inc.	131,611	687
*	Daily Journal Corp.	16,429	682
*	Ashworth, Inc.	97,286	681
*	^ Sharper Image Corp.	58,600	667
*	The Princeton Review, Inc.	139,228	666
*	^ Navarre Corp.	169,942	663
*	Johnson Outdoors Inc.	32,407	654
*	The Dixie Group, Inc.	51,367	642
*	S&K Famous Brands Inc.	46,595	641
	Lennar Corp. Class B	18,034	634
*	^ Reading International Inc. Class A	68,241	631
*	Duckwall-ALCO Stores, Inc.	16,908	631
*	Directed Electronics Inc.	71,052	628
*	^ Movie Gallery, Inc.	329,791	627
*	Young Broadcasting Inc.	167,943	620
*	Hastings Entertainment, Inc.	85,018	604
	Marine Products Corp.	72,104	593
*	Rubio’s Restaurants, Inc.	57,474	582
	Books-a-Million Inc.	33,938	575
	^ Lifetime Brands, Inc.	28,092	574
*	Shutterfly, Inc.	25,500	550
*	Pomeroy IT Solutions, Inc.	55,031	538
*	^ Heelys Inc.	20,156	521
*	Hallwood Group Inc.	6,600	518
*	^ Design Within Reach Inc.	87,000	518
*	NTN Communications, Inc.	497,306	517
*	Wilsons The Leather Experts Inc.	271,903	500
	^ TOUSA, Inc.	119,346	500
	Dover Motorsports, Inc.	81,848	496
*	Magna Entertainment Corp. Class A	164,509	480
*	Trans World Entertainment Corp.	99,692	463
*	^ Lakes Entertainment, Inc.	36,412	430
*	^ iRobot Corp.	21,510	427
*	Blockbuster Inc. Class B	104,887	410
	Beasley Broadcast Group, Inc.	45,814	408
*	Emerson Radio Corp.	135,771	407
	Shiloh Industries, Inc.	32,722	399
*	Town Sports International Holdings, Inc.	19,842	383
*	Outdoor Channel Holdings Inc.	32,726	369
*	^ Private Media Group, Inc.	149,887	334
*	Proliance International Inc.	106,628	331
*	^ Hovnanian Enterprises	19,300	319
	^ Orleans Homebuilders, Inc.	37,570	317
	Canterbury Park Holding Corp.	23,700	307
*	United Retail Group, Inc.	26,392	307
*	Kirkland’s, Inc.	79,395	302
*	Triple Crown Media, Inc.	32,411	302
	Acme Communications, Inc.	57,800	290
	Deb Shops, Inc.	10,043	278
	Cobra Electronics Corp.	28,100	271

11

	Aaron Rents, Inc. Class A	10,125	264
*	^ Xanadoo Co.	903	241
*	Nevada Gold & Casinos, Inc.	101,103	204
*	Finlay Enterprises, Inc.	37,706	202
*	Fairchild Corp.	83,745	186
*	Sport Chalet, Inc. Class A	17,425	175
*	Image Entertainment, Inc.	40,000	174
	Tandy Brands Accessories, Inc.	12,890	163
*	Mestek, Inc.	11,341	163
*	Catalina Lighting, Inc.	23,200	158
*	Innovo Group Inc.	84,426	150
*	^ Salton, Inc.	66,200	124
*	Champps Entertainment Inc.	25,173	120
*	Concord Camera Corp.	24,141	110
*	Lazare Kaplan International, Inc.	13,748	109
*	Tarrant Apparel Group, Inc.	89,701	108
*	Max & Erma’s Restaurant, Inc.	10,800	97
*	^ Dominion Homes, Inc.	18,022	83
*	Meade Instruments Corp.	37,849	83
*	Emak Worldwide Inc.	31,171	82
*	Tag-It Pacific, Inc.	73,950	79
*	National R. V. Holdings, Inc.	48,475	71
*	Capella Education Co.	1,300	60
*	^ Rockford Corp.	24,690	58
*	Comstock Homebuilding Cos., Inc.	20,339	56
*	Quaker Fabric Corp.	28,900	33
*	SPAR Group, Inc.	16,174	20
*	^ Fedders Corp.	79,482	19
*	Sport Chalet, Inc.	1,825	18
*	^ Interactive Systems Worldwide, Inc.	26,360	12
*	Hollywood Media Corp.	2,350	10
*	Oakwood Homes Corp.	81,969	1
*	IAC InterActiveCorp Warrants Exp. 2/4/09	38	1
*	^ Gadzooks, Inc.	257,226	1
			11,213,088
Consumer Staples (8.0%)
	The Procter & Gamble Co.	18,584,349	1,137,176
	Altria Group, Inc.	12,351,254	866,317
	Wal-Mart Stores, Inc.	14,729,103	708,617
	The Coca-Cola Co.	12,272,788	641,990
	PepsiCo, Inc.	9,645,980	625,542
	Kraft Foods Inc.	9,635,397	339,648
	CVS/Caremark Corp.	9,065,900	330,452
	Walgreen Co.	5,895,020	256,669
	Anheuser-Busch Cos., Inc.	4,528,950	236,230
	Colgate-Palmolive Co.	3,024,022	196,108
	Kimberly-Clark Corp.	2,688,699	179,847
	Costco Wholesale Corp.	2,664,673	155,937
	Sysco Corp.	3,635,084	119,921
	General Mills, Inc.	2,033,621	118,804
	Archer-Daniels-Midland Co.	3,461,924	114,555
	The Kroger Co.	3,963,098	111,482
	Avon Products, Inc.	2,619,246	96,257

12

	H.J. Heinz Co.	1,941,702	92,173
	Safeway, Inc.	2,595,824	88,336
	ConAgra Foods, Inc.	2,978,687	80,008
	Kellogg Co.	1,525,265	78,993
	Sara Lee Corp.	4,325,631	75,266
	^ Reynolds American Inc.	1,045,375	68,158
	^ Bunge Ltd.	706,412	59,692
	SuperValu Inc.	1,225,507	56,765
	The Clorox Co.	892,059	55,397
	Wm. Wrigley Jr. Co.	984,343	54,444
	Campbell Soup Co.	1,376,426	53,419
	UST, Inc.	946,644	50,844
	Carolina Group	638,661	49,349
	The Hershey Co.	951,736	48,177
	Coca-Cola Enterprises, Inc.	1,557,447	37,379
	Tyson Foods, Inc.	1,536,951	35,411
	Molson Coors Brewing Co. Class B	378,587	35,004
	^ Whole Foods Market, Inc.	829,693	31,777
	The Estee Lauder Cos. Inc. Class A	695,812	31,666
*	Energizer Holdings, Inc.	314,754	31,349
*	Constellation Brands, Inc. Class A	1,240,769	30,126
	The Pepsi Bottling Group, Inc.	802,340	27,023
	McCormick & Co., Inc.	689,212	26,314
	Dean Foods Co.	788,425	25,127
	Brown-Forman Corp. Class B	313,057	22,878
*	Smithfield Foods, Inc.	671,388	20,672
	J.M. Smucker Co.	318,476	20,274
*	^ Rite Aid Corp.	3,138,098	20,021
	Corn Products International, Inc.	438,593	19,934
	Church & Dwight, Inc.	384,696	18,642
*	^ Winn-Dixie Stores, Inc.	586,797	17,193
*	Hansen Natural Corp.	399,055	17,151
	Hormel Foods Corp.	446,392	16,673
*	NBTY, Inc.	337,481	14,579
	Del Monte Foods Co.	1,185,704	14,418
*	BJ’s Wholesale Club, Inc.	383,576	13,820
	Alberto-Culver Co.	469,077	11,127
*	Bare Escentuals, Inc.	318,995	10,894
	Flowers Foods, Inc.	323,246	10,783
	Pilgrim’s Pride Corp.	255,116	9,738
	Wm. Wrigley Jr. Co. Class B	171,685	9,443
	PepsiAmericas, Inc.	383,534	9,420
	Universal Corp. (VA)	153,174	9,331
	Longs Drug Stores, Inc.	176,258	9,257
	Herbalife Ltd.	231,289	9,171
*	Ralcorp Holdings, Inc.	150,079	8,022
	Casey’s General Stores, Inc.	265,348	7,233
	Lancaster Colony Corp.	164,679	6,898
*	Performance Food Group Co.	207,346	6,737
*	^ Chattem, Inc.	104,342	6,613
*	The Pantry, Inc.	141,968	6,545
*	United Natural Foods, Inc.	240,220	6,385
*	Hain Celestial Group, Inc.	218,500	5,930

13

*	Central European Distribution Corp.	166,717	5,772
	Ruddick Corp.	187,919	5,660
	^ Vector Group Ltd.	232,336	5,235
	Nu Skin Enterprises, Inc.	314,816	5,194
	^ The Andersons, Inc.	113,277	5,135
	Sanderson Farms, Inc.	107,874	4,856
*	Playtex Products, Inc.	303,527	4,495
*	^ The Great Atlantic & Pacific Tea Co., Inc.	133,328	4,472
*	^ Chiquita Brands International, Inc.	232,701	4,412
	Nash-Finch Co.	87,685	4,340
	Tootsie Roll Industries, Inc.	153,872	4,264
	Seaboard Corp.	1,813	4,251
*	Alliance One International, Inc.	421,194	4,233
*	Darling International, Inc.	453,005	4,140
*	TreeHouse Foods Inc.	146,640	3,902
*	^ USANA Health Sciences, Inc.	85,735	3,836
*	Elizabeth Arden, Inc.	148,568	3,604
	J & J Snack Foods Corp.	94,972	3,584
	WD-40 Co.	106,641	3,505
	Lance, Inc.	145,267	3,422
	Spartan Stores, Inc.	102,242	3,365
	The Topps Co., Inc.	286,027	3,006
	Weis Markets, Inc.	67,438	2,732
*	Prestige Brands Holdings Inc.	205,244	2,664
*	Central Garden & Pet Co. Class A	225,018	2,639
	^ Imperial Sugar Co.	82,297	2,534
	Reddy Ice Holdings, Inc.	85,294	2,433
*	Green Mountain Coffee Roasters, Inc.	30,384	2,392
*	Pathmark Stores, Inc.	175,822	2,279
*	^ Wild Oats Markets Inc.	133,912	2,244
	^ Mannatech, Inc.	138,656	2,203
	Alico, Inc.	32,069	1,956
*	Boston Beer Co., Inc. Class A	48,358	1,903
	PriceSmart, Inc.	76,350	1,888
	Ingles Markets, Inc.	54,259	1,869
*	^ Jones Soda Co.	124,797	1,750
*	American Oriental Bioengineering, Inc.	196,581	1,750
*	^ Spectrum Brands Inc.	247,995	1,679
	^ MGP Ingredients, Inc.	79,018	1,335
*	Central Garden and Pet Co.	101,359	1,243
*	John B. Sanfilippo & Son, Inc.	103,773	1,142
*	^ Lifeway Foods, Inc.	98,172	1,108
	Inter Parfums, Inc.	41,166	1,096
	Coca-Cola Bottling Co.	21,503	1,082
*	^ Medifast, Inc.	118,508	1,061
	Diamond Foods, Inc.	53,709	943
	Arden Group Inc. Class A	6,844	934
*	National Beverage Corp.	76,231	877
	Reliv International, Inc.	82,561	867
	Village Super Market Inc. Class A	17,518	838
*	Revlon, Inc. Class A	587,179	804
	Tasty Baking Co. Class A	67,195	703
*	Omega Protein Corp.	75,107	695

14

	Farmer Brothers, Inc.	29,106	659
	Oil-Dri Corp. of America	32,767	575
	Cal-Maine Foods, Inc.	34,070	558
*	^ Parlux Fragrances, Inc.	118,160	525
*	^ Maui Land & Pineapple Co., Inc.	13,763	506
*	Griffin Land & Nurseries, Inc.	12,115	437
*	Physicians Formula Holdings, Inc.	21,900	344
*	Inventure Group, Inc.	98,784	312
*	Seneca Foods Corp.	10,890	287
*	Zapata Corp.	40,500	273
*	Schiff Nutrition International, Inc.	36,850	241
*	Star Scientific, Inc.	146,139	129
*	Integrated Biopharma, Inc.	19,000	98
*	Vermont Pure Holdings, Ltd.	29,700	57
			7,966,858
Energy (10.1%)
	ExxonMobil Corp.	33,742,207	2,830,296
	Chevron Corp.	12,839,604	1,081,608
	ConocoPhillips Co.	9,199,201	722,137
	Schlumberger Ltd.	6,941,320	589,596
	Occidental Petroleum Corp.	4,936,366	285,717
	Valero Energy Corp.	3,558,326	262,818
	Marathon Oil Corp.	4,141,164	248,304
	Devon Energy Corp.	2,484,485	194,510
	Halliburton Co.	5,420,195	186,997
*	Transocean Inc.	1,722,643	182,566
	Apache Corp.	1,948,295	158,961
	Baker Hughes, Inc.	1,886,596	158,719
	Anadarko Petroleum Corp.	2,573,365	133,789
	XTO Energy, Inc.	2,047,994	123,084
	Williams Cos., Inc.	3,514,210	111,119
*	Weatherford International Ltd.	1,992,380	110,059
*	National Oilwell Varco Inc.	1,036,019	107,995
	EOG Resources, Inc.	1,434,650	104,816
	GlobalSantaFe Corp.	1,375,564	99,384
	Spectra Energy Corp.	3,711,226	96,343
	Chesapeake Energy Corp.	2,575,437	89,110
	Hess Corp.	1,491,465	87,937
	Noble Corp.	792,887	77,322
	Peabody Energy Corp.	1,553,899	75,178
	El Paso Corp.	4,154,965	71,590
	Smith International, Inc.	1,178,418	69,102
	Noble Energy, Inc.	1,004,427	62,666
	Murphy Oil Corp.	1,047,425	62,259
*	Nabors Industries, Inc.	1,763,559	58,868
	Sunoco, Inc.	715,480	57,009
	ENSCO International, Inc.	889,847	54,290
	CONSOL Energy, Inc.	1,076,806	49,652
*	Ultra Petroleum Corp.	894,536	49,414
	BJ Services Co.	1,728,459	49,157
*	Cameron International Corp.	655,335	46,837
	Tesoro Corp.	804,230	45,962
*	Southwestern Energy Co.	991,839	44,137

15

	Diamond Offshore Drilling, Inc.	408,060	41,443
*	Grant Prideco, Inc.	755,195	40,652
*	Pride International, Inc.	967,408	36,239
	Pioneer Natural Resources Co.	728,222	35,472
*	Newfield Exploration Co.	760,820	34,655
	Range Resources Corp.	866,308	32,409
*	FMC Technologies Inc.	401,599	31,815
	Arch Coal, Inc.	838,121	29,167
	Frontier Oil Corp.	651,025	28,495
	Rowan Cos., Inc.	651,451	26,696
*	Denbury Resources, Inc.	707,725	26,540
	Patterson-UTI Energy, Inc.	922,769	24,186
	Tidewater Inc.	321,983	22,822
	Helmerich & Payne, Inc.	620,922	21,993
*	Plains Exploration & Production Co.	452,838	21,650
	Holly Corp.	281,765	20,904
	Cabot Oil & Gas Corp.	566,225	20,882
*	Helix Energy Solutions Group, Inc.	523,023	20,874
*	Forest Oil Corp.	483,107	20,416
*	Superior Energy Services, Inc.	501,178	20,007
	Cimarex Energy Co.	488,785	19,263
*	Kinder Morgan Management, LLC	367,026	19,049
*	Dresser Rand Group, Inc.	453,387	17,909
	Pogo Producing Co.	345,139	17,530
*	Unit Corp.	273,658	17,216
*	Oceaneering International, Inc.	320,047	16,847
*	Todco Class A	341,181	16,107
*	Petrohawk Energy Corp.	997,108	15,814
	Overseas Shipholding Group Inc.	186,515	15,182
*	Core Laboratories N.V.	148,109	15,061
*	Global Industries Ltd.	549,801	14,746
*	^ Quicksilver Resources, Inc.	297,502	13,263
*	Hanover Compressor Co.	549,064	13,095
*	Universal Compression Holdings, Inc.	179,324	12,996
*	SEACOR Holdings Inc.	137,474	12,835
	Massey Energy Co.	474,838	12,654
*	TETRA Technologies, Inc.	426,564	12,029
*	^ Cheniere Energy, Inc.	308,956	11,984
	St. Mary Land & Exploration Co.	325,294	11,912
*	Mariner Energy Inc.	485,548	11,775
*	Oil States International, Inc.	278,600	11,517
*	Atwood Oceanics, Inc.	165,087	11,328
*	USEC Inc.	514,636	11,312
*	W-H Energy Services, Inc.	177,984	11,019
	Foundation Coal Holdings, Inc.	268,306	10,904
	Western Refining, Inc.	182,849	10,569
*	Whiting Petroleum Corp.	249,798	10,122
*	Grey Wolf, Inc.	1,112,312	9,165
*	Dril-Quip, Inc.	200,002	8,990
	Penn Virginia Corp.	220,596	8,868
*	EXCO Resources, Inc.	491,494	8,572
	Berry Petroleum Class A	223,854	8,435
*	Encore Acquisition Co.	297,760	8,278

16

	Atlas America, Inc.	154,051	8,277
*	Comstock Resources, Inc.	271,717	8,143
*	^ Delta Petroleum Corp.	385,801	7,747
*	Input/Output, Inc.	486,346	7,592
*	Swift Energy Co.	173,771	7,430
*	Alpha Natural Resources, Inc.	352,704	7,333
*	Bristow Group, Inc.	145,283	7,199
	World Fuel Services Corp.	166,031	6,983
*	Carrizo Oil & Gas, Inc.	158,193	6,560
*	Parker Drilling Co.	621,311	6,549
*	^ ATP Oil & Gas Corp.	133,177	6,478
	Lufkin Industries, Inc.	95,032	6,134
	CARBO Ceramics Inc.	137,574	6,027
*	Rosetta Resources, Inc.	265,742	5,724
*	Gulfmark Offshore, Inc.	108,370	5,551
*	Complete Production Services, Inc.	212,027	5,481
*	^ Bill Barrett Corp.	148,522	5,470
*	Stone Energy Corp.	158,367	5,426
*	Pioneer Drilling Co.	340,675	5,079
*	Hornbeck Offshore Services, Inc.	128,926	4,997
*	^ Hercules Offshore, Inc.	152,309	4,932
*	Arena Resources, Inc.	83,640	4,860
*	Parallel Petroleum Corp.	214,383	4,695
*	Petroleum Development Corp.	98,609	4,682
	^ Crosstex Energy, Inc.	160,550	4,613
*	^ International Coal Group, Inc.	754,701	4,513
*	^ Warren Resources Inc.	382,416	4,467
	W&T Offshore, Inc.	156,630	4,384
*	CNX Gas Corp.	142,591	4,363
*	Newpark Resources, Inc.	558,754	4,330
*	Matrix Service Co.	171,716	4,267
	Alon USA Energy, Inc.	92,779	4,083
*	^ Willbros Group, Inc.	128,130	3,803
*	Dawson Geophysical Co.	61,625	3,787
	^ General Maritime Corp.	138,594	3,712
*	Trico Marine Services, Inc.	88,525	3,619
	Gulf Island Fabrication, Inc.	103,165	3,580
*	PetroQuest Energy, Inc.	242,800	3,530
*	NATCO Group Inc.	76,639	3,528
*	^ Goodrich Petroleum Corp.	98,412	3,408
	RPC Inc.	195,888	3,338
*	^ Edge Petroleum Corp.	228,669	3,204
*	Enbridge Energy Management LLC	55,564	3,092
*	^ Allis-Chalmers Energy Inc.	132,450	3,045
*	Energy Partners, Ltd.	176,967	2,954
*	^ Rentech, Inc.	1,131,681	2,931
*	US BioEnergy Corp.	252,122	2,864
*	^ Pacific Ethanol, Inc.	216,808	2,862
*	^ McMoRan Exploration Co.	198,073	2,773
*	Aventine Renewable Energy Holdings, Inc.	162,422	2,756
	MarkWest Hydrocarbon, Inc.	47,542	2,730
*	^ Evergreen Energy, Inc.	439,866	2,652
*	^ Basic Energy Services Inc.	98,191	2,511

17

*	TXCO Resources Inc.	243,410	2,502
*	Harvest Natural Resources, Inc.	206,921	2,464
	Delek US Holdings, Inc.	90,700	2,417
	Arlington Tankers Ltd.	81,360	2,333
*	^ GMX Resources Inc.	67,180	2,324
*	^ ENGlobal Corp.	190,026	2,309
*	^ Contango Oil & Gas Co.	63,000	2,286
*	Horizon Offshore, Inc.	118,200	2,269
*	Bois d’Arc Energy, Inc.	127,747	2,176
*	^ Bronco Drilling Co., Inc.	131,618	2,160
*	^ Gasco Energy Inc.	901,305	2,136
*	PHI Inc. Non-Voting	68,353	2,036
*	Superior Well Services, Inc.	75,257	1,912
*	^ James River Coal Co.	147,016	1,905
*	^ Cal Dive International, Inc.	111,799	1,859
*	Double Eagle Petroleum Co.	103,337	1,844
*	^ FX Energy, Inc.	197,896	1,811
*	^ Oilsands Quest, Inc.	726,386	1,794
*	^ Toreador Resources Corp.	108,022	1,620
*	Gulfport Energy Corp.	77,300	1,544
	Kayne Anderson Energy Development Co.	59,300	1,493
*	^ Westmoreland Coal Co.	50,952	1,394
*	T-3 Energy Services, Inc.	37,700	1,261
*	^ VeraSun Energy Corp.	85,890	1,244
*	Callon Petroleum Co.	87,021	1,233
*	Vaalco Energy, Inc.	244,968	1,183
*	Endeavor International Corp.	787,975	1,182
*	Brigham Exploration Co.	197,779	1,161
*	Veneco Inc.	61,834	1,154
*	Abraxas Petroleum Corp.	256,211	1,150
*	Clayton Williams Energy, Inc.	43,012	1,139
*	^ SulphCo, Inc.	296,304	1,070
*	^ Metretek Technologies, Inc.	68,700	1,061
*	^ Tri-Valley Corp.	133,582	1,055
*	The Meridian Resource Corp.	340,550	1,028
*	Infinity, Inc.	330,806	1,022
	NGP Capital Resources Co.	60,818	1,017
*	^ GeoGlobal Resources Inc.	196,019	998
*	Credo Pete Corp.	73,293	975
*	Bolt Technology Corp.	21,200	934
*	Aurora Oil & Gas Corp.	428,020	912
*	^ Transmeridian Exploration Inc.	497,781	876
*	^ CanArgo Energy Corp.	1,128,079	869
*	^ Syntroleum Corp.	298,231	823
*	Boots & Coots International Well Control, Inc.	394,050	682
*	Quest Resource Corp.	55,100	644
*	Natural Gas Services Group	33,000	590
*	^ American Oil & Gas Inc.	64,400	437
*	^ BPZ Energy, Inc.	71,300	398
	Barnwell Industries, Inc.	18,800	391
*	Union Drilling, Inc.	21,955	361
	Panhandle Royalty Co.	12,740	360
*	Harken Energy Corp.	30,295	307

18

*	Penn Octane Corp.	40,749	29
			10,146,153
Financials (20.6%)
	Citigroup, Inc.	28,874,442	1,480,970
	Bank of America Corp.	26,257,271	1,283,718
	JPMorgan Chase & Co.	20,388,505	987,823
	American International Group, Inc.	13,014,897	911,433
	Wells Fargo & Co.	18,763,556	659,914
	Wachovia Corp.	11,214,123	574,724
	The Goldman Sachs Group, Inc.	2,188,967	474,459
	Morgan Stanley	5,643,053	473,339
	Merrill Lynch & Co., Inc.	4,933,345	412,329
	American Express Co.	6,343,369	388,087
	Fannie Mae	5,742,788	375,176
	U.S. Bancorp	10,395,477	342,531
	MetLife, Inc.	4,477,753	288,726
	Prudential Financial, Inc.	2,809,701	273,187
	Freddie Mac	4,080,367	247,678
	Washington Mutual, Inc.	5,528,258	235,725
	The Allstate Corp.	3,462,689	212,990
	The Travelers Cos., Inc.	3,979,745	212,916
	Lehman Brothers Holdings, Inc.	2,633,706	196,264
	Capital One Financial Corp.	2,414,288	189,377
	The Hartford Financial Services Group Inc.	1,886,297	185,819
	The Bank of New York Co., Inc.	4,458,062	184,742
*	Berkshire Hathaway Inc. Class B	48,375	174,392
	SunTrust Banks, Inc.	1,985,996	170,279
	AFLAC Inc.	2,913,313	149,744
	PNC Financial Services Group	2,036,822	145,796
	Regions Financial Corp.	4,300,397	142,343
	SLM Corp.	2,408,432	138,678
	Franklin Resources Corp.	1,045,920	138,553
	State Street Corp.	1,967,110	134,550
	BB&T Corp.	3,236,188	131,648
	The Chubb Corp.	2,424,928	131,286
	Charles Schwab Corp.	6,350,608	130,314
	Countrywide Financial Corp.	3,474,463	126,297
	Simon Property Group, Inc. REIT	1,303,755	121,301
	ACE Ltd.	1,922,122	120,171
	Fifth Third Bancorp	2,949,492	117,301
	Lincoln National Corp.	1,634,814	115,990
	Loews Corp.	2,241,845	114,289
	National City Corp.	3,390,796	112,981
	The Chicago Mercantile Exchange	205,081	109,587
	Mellon Financial Corp.	2,451,093	107,848
	Marsh & McLennan Cos., Inc.	3,247,989	100,298
	Progressive Corp. of Ohio	4,166,691	99,709
	Bear Stearns Co., Inc.	670,467	93,865
*	Berkshire Hathaway Inc. Class A	848	92,835
	The Principal Financial Group, Inc.	1,581,742	92,200
	Genworth Financial Inc.	2,664,247	91,650
	XL Capital Ltd. Class A	1,064,382	89,717
	Vornado Realty Trust REIT	804,178	88,331

19

	Moody’s Corp.	1,401,894	87,198
	ProLogis REIT	1,458,756	83,003
	KeyCorp	2,353,098	80,782
	Ameriprise Financial, Inc.	1,269,314	80,690
	Equity Residential REIT	1,722,547	78,600
	T. Rowe Price Group Inc.	1,486,244	77,121
	Legg Mason Inc.	774,570	76,202
	Archstone-Smith Trust REIT	1,287,856	76,125
	Northern Trust Corp.	1,160,873	74,574
	Host Hotels & Resorts Inc. REIT	3,180,887	73,542
	Boston Properties, Inc. REIT	688,220	70,288
	Aon Corp.	1,642,048	69,968
	General Growth Properties Inc. REIT	1,280,878	67,822
	Marshall & Ilsley Corp.	1,354,909	64,534
	CIT Group Inc.	1,168,774	64,084
	^ Nymex Holdings Inc.	461,586	57,989
	NYSE Euronext	785,896	57,858
	Public Storage, Inc. REIT	752,478	57,805
*	E*TRADE Financial Corp.	2,513,357	55,520
	Comerica, Inc.	929,734	55,291
	Avalonbay Communities, Inc. REIT	463,665	55,120
	Ambac Financial Group, Inc.	623,579	54,370
	Unum Group	2,020,410	52,753
	Compass Bancshares Inc.	762,642	52,607
	Kimco Realty Corp. REIT	1,326,557	50,502
	MBIA, Inc.	794,479	49,432
	Zions Bancorp	629,656	48,427
	Sovereign Bancorp, Inc.	2,229,669	47,135
	Synovus Financial Corp.	1,535,079	47,127
*	CBOT Holdings, Inc. Class A	218,050	45,049
*	CB Richard Ellis Group, Inc.	1,195,697	43,643
	Plum Creek Timber Co. Inc. REIT	1,045,563	43,558
	American Capital Strategies, Ltd.	1,015,956	43,198
	SL Green Realty Corp. REIT	344,625	42,696
	Everest Re Group, Ltd.	383,178	41,628
	M & T Bank Corp.	388,144	41,493
	Willis Group Holdings Ltd.	927,035	40,845
	Cincinnati Financial Corp.	919,706	39,915
	Commerce Bancorp, Inc.	1,050,215	38,847
	Safeco Corp.	623,023	38,789
	Torchmark Corp.	578,815	38,781
	Hudson City Bancorp, Inc.	3,126,406	38,205
	A.G. Edwards, Inc.	443,867	37,529
	Assurant, Inc.	618,802	36,460
*	IntercontinentalExchange Inc.	243,794	36,045
	The Macerich Co. REIT	423,531	34,907
	Health Care Properties Investors REIT	1,183,669	34,244
	Developers Diversified Realty Corp. REIT	641,897	33,834
	Leucadia National Corp.	956,841	33,729
	iStar Financial Inc. REIT	746,413	33,088
	Axis Capital Holdings Ltd.	796,657	32,384
*	TD Ameritrade Holding Corp.	1,590,858	31,817
	W.R. Berkley Corp.	967,392	31,479

20

	Eaton Vance Corp.	707,216	31,245
	^ People’s United Financial Inc.	1,760,005	31,205
	Janus Capital Group Inc.	1,119,418	31,165
	AMB Property Corp. REIT	583,500	31,054
	White Mountains Insurance Group Inc.	50,928	30,863
	Huntington Bancshares Inc.	1,319,593	30,008
	Fidelity National Financial, Inc. Class A	1,224,821	29,028
	Nuveen Investments, Inc. Class A	464,956	28,897
	First Horizon National Corp.	736,717	28,732
	Apartment Investment & Management Co. Class A REIT	569,232	28,701
	Regency Centers Corp. REIT	406,804	28,680
	Duke Realty Corp. REIT	798,421	28,480
	New York Community Bancorp, Inc.	1,653,780	28,147
	MGIC Investment Corp.	490,076	27,866
	Ventas, Inc. REIT	765,965	27,766
	^ Allied Capital Corp.	896,393	27,752
	Old Republic International Corp.	1,296,151	27,556
*	Markel Corp.	55,993	27,132
	PartnerRe Ltd.	336,715	26,095
	SEI Investments Co.	877,532	25,484
	Radian Group, Inc.	469,119	25,332
	Federal Realty Investment Trust REIT	326,238	25,205
	Popular, Inc.	1,561,640	25,096
	RenaissanceRe Holdings Ltd.	404,769	25,092
	Jones Lang LaSalle Inc.	215,815	24,495
	Investors Financial Services Corp.	389,362	24,012
	First American Corp.	483,335	23,925
	Associated Banc-Corp.	719,398	23,524
	^ Liberty Property Trust REIT	534,172	23,466
*	Affiliated Managers Group, Inc.	177,848	22,900
	The PMI Group Inc.	512,510	22,894
	Hospitality Properties Trust REIT	549,640	22,805
	Colonial BancGroup, Inc.	894,368	22,332
	Forest City Enterprise Class A	363,019	22,318
	Camden Property Trust REIT	333,140	22,310
	HCC Insurance Holdings, Inc.	656,725	21,941
	Annaly Mortgage Management Inc. REIT	1,507,447	21,737
	Federated Investors, Inc.	558,291	21,399
	UDR, Inc. REIT	795,357	20,918
	Rayonier Inc. REIT	452,335	20,418
	Nationwide Financial Services, Inc.	320,065	20,235
	UnionBanCal Corp.	327,974	19,580
	^ The St. Joe Co.	416,427	19,297
	TCF Financial Corp.	692,154	19,242
*	Arch Capital Group Ltd.	263,517	19,116
*	Conseco, Inc.	898,532	18,770
	Protective Life Corp.	392,368	18,759
	Health Care Inc. REIT	464,335	18,741
	Weingarten Realty Investors REIT	454,575	18,683
*	AmeriCredit Corp.	693,653	18,417
	^ Thornburg Mortgage, Inc. REIT	699,411	18,311
	City National Corp.	238,030	18,112
	Brown & Brown, Inc.	704,011	17,699

21

	BRE Properties Inc. Class A REIT	297,884	17,662
	Mack-Cali Realty Corp. REIT	397,464	17,286
	Sky Financial Group, Inc.	619,339	17,255
	Essex Property Trust, Inc. REIT	146,981	17,094
	Cullen/Frost Bankers, Inc.	319,155	17,065
	Raymond James Financial, Inc.	547,757	16,926
	^ CapitalSource Inc. REIT	686,553	16,882
	Alexandria Real Estate Equities, Inc. REIT	173,195	16,769
	StanCorp Financial Group, Inc.	315,649	16,565
	Erie Indemnity Co. Class A	306,312	16,553
	Arthur J. Gallagher & Co.	580,874	16,195
	Jefferies Group, Inc.	597,225	16,113
	Wilmington Trust Corp.	384,911	15,978
	Commerce Bancshares, Inc.	351,937	15,943
	Ohio Casualty Corp.	359,850	15,585
	Taubman Co. REIT	313,437	15,550
	^ Valley National Bancorp	678,368	15,256
	Bank of Hawaii Corp.	293,299	15,146
	^ The First Marblehead Corp.	391,606	15,132
	Realty Income Corp. REIT	588,612	14,827
*	Philadelphia Consolidated Holding Corp.	354,691	14,826
	Fulton Financial Corp.	1,027,619	14,818
*	Nasdaq Stock Market Inc.	494,319	14,686
	The Hanover Insurance Group Inc.	300,680	14,670
	American Financial Group, Inc.	422,653	14,434
	Brandywine Realty Trust REIT	494,718	14,139
	Webster Financial Corp.	331,301	14,137
	East West Bancorp, Inc.	361,558	14,057
	Aspen Insurance Holdings Ltd.	494,890	13,892
	Unitrin, Inc.	277,122	13,629
	Nationwide Health Properties, Inc. REIT	500,004	13,600
	Kilroy Realty Corp. REIT	191,541	13,569
	Post Properties, Inc. REIT	258,246	13,462
	Douglas Emmett, Inc. REIT	542,998	13,434
	Endurance Specialty Holdings Ltd.	333,865	13,368
	International Securities Exchange, Inc.	204,419	13,359
	CBL & Associates Properties, Inc. REIT	365,973	13,193
	Astoria Financial Corp.	522,671	13,088
	Waddell & Reed Financial, Inc.	498,220	12,959
	Crescent Real Estate, Inc. REIT	576,211	12,930
	HRPT Properties Trust REIT	1,239,720	12,893
	Allied World Assurance Holdings, Ltd.	249,954	12,810
	Apollo Investment Corp.	590,934	12,717
*	Alleghany Corp.	31,171	12,671
	Washington Federal Inc.	517,543	12,581
	Platinum Underwriters Holdings, Ltd.	352,599	12,253
	^ IndyMac Bancorp, Inc.	419,234	12,229
	Highwood Properties, Inc. REIT	315,846	11,844
	Montpelier Re Holdings Ltd.	629,938	11,679
*	Investment Technology Group, Inc.	257,840	11,172
	Whitney Holdings Corp.	370,443	11,150
	Transatlantic Holdings, Inc.	155,970	11,094
	Reinsurance Group of America, Inc.	181,413	10,928

22

	Digital Realty Trust, Inc. REIT	289,001	10,890
*	SVB Financial Group	203,287	10,797
	UCBH Holdings, Inc.	587,888	10,741
	DCT Industrial Trust Inc.	997,938	10,738
	Delphi Financial Group, Inc.	256,759	10,738
	First Midwest Bancorp, Inc.	296,351	10,523
	Commerce Group, Inc.	301,044	10,452
	Zenith National Insurance Corp.	219,099	10,317
	BancorpSouth, Inc.	420,426	10,284
	LaSalle Hotel Properties REIT	236,581	10,272
	First Industrial Realty Trust REIT	264,127	10,238
	Home Properties, Inc. REIT	194,360	10,093
	The South Financial Group, Inc.	445,505	10,086
	Senior Housing Properties Trust REIT	495,287	10,079
	Strategic Hotels and Resorts, Inc. REIT	446,223	10,036
	DiamondRock Hospitality Co. REIT	523,201	9,983
	FirstMerit Corp.	473,854	9,918
	Potlatch Corp. REIT	229,899	9,897
*	ProAssurance Corp.	177,410	9,876
	Corporate Office Properties Trust, Inc. REIT	240,432	9,860
*	Knight Capital Group, Inc. Class A	590,499	9,802
	National Financial Partners Corp.	210,537	9,750
	IPC Holdings Ltd.	301,625	9,739
	Sunstone Hotel Investors, Inc. REIT	342,130	9,713
	BioMed Realty Trust, Inc. REIT	386,547	9,710
	Pennsylvania REIT	217,895	9,659
	LandAmerica Financial Group, Inc.	99,340	9,585
	Assured Guaranty Ltd.	323,668	9,568
	The Phoenix Cos., Inc.	637,198	9,564
	Colonial Properties Trust REIT	259,321	9,452
	Spirit Finance Corp. REIT	639,114	9,306
	First Community Bancorp	162,619	9,303
	Chittenden Corp.	264,295	9,237
	Hilb, Rogal and Hamilton Co.	213,634	9,156
	Selective Insurance Group	338,767	9,106
	FelCor Lodging Trust, Inc. REIT	348,553	9,073
	Washington REIT	265,874	9,040
	NewAlliance Bancshares, Inc.	608,862	8,962
	MAF Bancorp, Inc.	164,696	8,936
	Mercury General Corp.	161,700	8,911
	Umpqua Holdings Corp.	376,383	8,849
	First Republic Bank	163,856	8,793
	Cathay General Bancorp	261,127	8,758
	National Retail Properties REIT	388,503	8,493
	Entertainment Properties Trust REIT	157,510	8,471
	Greater Bay Bancorp	302,380	8,418
	Sterling Financial Corp.	287,091	8,308
	Citizens Banking Corp.	450,379	8,242
	^ Downey Financial Corp.	123,485	8,148
	First Niagara Financial Group, Inc.	621,189	8,138
	^ Westamerica Bancorporation	182,723	8,084
	Lexington Realty Trust REIT	387,348	8,057
	^ Redwood Trust, Inc. REIT	165,177	7,991

23

	American Financial Realty Trust REIT	770,283	7,949
	UMB Financial Corp.	215,411	7,942
	International Bancshares Corp.	308,403	7,901
	Newcastle Investment Corp. REIT	313,108	7,850
	Healthcare Realty Trust Inc. REIT	281,794	7,828
	Ashford Hospitality Trust REIT	653,480	7,685
	Equity Inns, Inc. REIT	341,300	7,645
	Maguire Properties, Inc. REIT	221,977	7,620
	Mid-America Apartment Communities, Inc. REIT	141,537	7,428
	BOK Financial Corp.	136,127	7,272
	R.L.I. Corp.	129,951	7,271
	Equity Lifestyle Properties, Inc. REIT	139,102	7,260
	Max Re Capital Ltd.	254,581	7,205
	Cash America International Inc.	181,345	7,190
	Pacific Capital Bancorp	266,082	7,179
	Trustmark Corp.	275,023	7,112
*	Piper Jaffray Cos., Inc.	125,211	6,978
	optionsXpress Holdings Inc.	271,080	6,956
	^ Greenhill & Co., Inc.	100,280	6,890
	Tanger Factory Outlet Centers, Inc. REIT	181,991	6,816
	United Bankshares, Inc.	211,446	6,724
*	GFI Group Inc.	91,890	6,660
*	Signature Bank	195,272	6,659
	First Citizens BancShares Class A	33,978	6,605
	Cousins Properties, Inc. REIT	227,060	6,587
	EastGroup Properties, Inc. REIT	149,101	6,534
	Prosperity Bancshares, Inc.	196,991	6,453
	Ares Capital Corp.	380,547	6,412
	Inland Real Estate Corp. REIT	377,313	6,407
	Provident Financial Services Inc.	403,390	6,357
	MB Financial, Inc.	180,608	6,274
	Odyssey Re Holdings Corp.	144,101	6,180
	Old National Bancorp	370,274	6,150
	Provident Bankshares Corp.	186,355	6,109
	Wintrust Financial Corp.	137,986	6,051
	Glimcher Realty Trust REIT	239,678	5,992
	Omega Healthcare Investors, Inc. REIT	372,300	5,894
	Argonaut Group, Inc.	187,709	5,858
	Extra Space Storage Inc. REIT	354,296	5,846
	Highland Hospitality Corp. REIT	303,733	5,832
*	^ First Federal Financial Corp.	102,358	5,807
	Susquehanna Bancshares, Inc.	258,562	5,784
	^ F.N.B. Corp.	344,344	5,764
	Sovran Self Storage, Inc. REIT	116,608	5,616
	^ Frontier Financial Corp.	247,320	5,572
	Infinity Property & Casualty Corp.	109,163	5,538
	RAIT Financial Trust REIT	211,498	5,503
	^ Park National Corp.	64,799	5,494
	MCG Capital Corp.	341,667	5,474
	Security Capital Assurance, Ltd.	176,509	5,449
*	Universal American Financial Corp.	255,940	5,446
	Alabama National BanCorporation	87,753	5,427
	PS Business Parks, Inc. REIT	83,454	5,288

24

	Glacier Bancorp, Inc.	258,388	5,258
	TrustCo Bank NY	530,636	5,243
	Central Pacific Financial Co.	158,729	5,240
	Hancock Holding Co.	139,341	5,232
	^ American Home Mortgage Investment Corp. REIT	282,993	5,201
	Boston Private Financial Holdings, Inc.	191,823	5,154
	Sterling Bancshares, Inc.	453,019	5,124
	Equity One, Inc. REIT	199,936	5,108
	United Community Banks, Inc.	195,785	5,069
*	Investors Bancorp, Inc.	376,851	5,061
	^ Portfolio Recovery Associates, Inc.	84,148	5,051
	National Health Investors REIT	158,696	5,034
	^ First Commonwealth Financial Corp.	459,331	5,016
	Parkway Properties Inc. REIT	104,286	5,009
	Stewart Information Services Corp.	123,348	4,913
	Friedman, Billings, Ramsey Group, Inc. REIT	898,701	4,907
	Horace Mann Educators Corp.	227,254	4,827
*	Navigators Group, Inc.	87,594	4,721
	Student Loan Corp.	23,047	4,699
	NorthStar Realty Finance Corp. REIT	373,076	4,667
	Financial Federal Corp.	155,992	4,652
	Advance America, Cash Advance Centers, Inc.	260,054	4,613
	Innkeepers USA Trust REIT	257,309	4,562
	Municipal Mortgage & Equity, L.L.C.	186,420	4,545
	Capitol Federal Financial	122,473	4,522
	City Holding Co.	117,654	4,510
	First BanCorp Puerto Rico	408,036	4,484
	National Penn Bancshares Inc.	268,635	4,481
*	Move, Inc.	994,959	4,457
	Calamos Asset Management, Inc.	173,419	4,431
*	Alexander’s, Inc. REIT	10,816	4,372
	PFF Bancorp, Inc.	156,017	4,358
	^ Fremont General Corp.	404,766	4,355
*	World Acceptance Corp.	101,236	4,326
	U-Store-It Trust REIT	261,495	4,286
	NBT Bancorp, Inc.	188,677	4,257
	Brookline Bancorp, Inc.	369,778	4,256
	Bank Mutual Corp.	367,090	4,233
	Advanta Corp. Class A	148,321	4,214
	Anthracite Capital Inc. REIT	356,864	4,175
	^ Franklin Street Properties Corp. REIT	251,894	4,166
	National Western Life Insurance Co. Class A	16,371	4,141
*	Texas Capital Bancshares, Inc.	184,585	4,125
	First Charter Corp.	210,690	4,102
	American Equity Investment Life Holding Co.	339,418	4,100
	Community Bank System, Inc.	203,399	4,072
	Hanmi Financial Corp.	236,581	4,036
	Gramercy Capital Corp. REIT	146,010	4,021
*	^ Stifel Financial Corp.	67,883	3,998
*	First Cash Financial Services, Inc.	169,250	3,967
	Deerfield Triarc Capital Corp. REIT	270,175	3,953
	Acadia Realty Trust REIT	149,576	3,882
	S & T Bancorp, Inc.	116,924	3,847

25

	Kite Realty Group Trust REIT	201,228	3,827
*	Ocwen Financial Corp.	286,840	3,824
	Anchor Bancorp Wisconsin Inc.	143,350	3,754
	BankUnited Financial Corp.	186,632	3,746
	SWS Group, Inc.	172,022	3,719
	^ Medical Properties Trust Inc. REIT	279,080	3,692
	Community Banks, Inc.	113,661	3,662
	United Fire & Casualty Co.	103,007	3,644
	First Financial Bankshares, Inc.	92,669	3,596
*	^ Western Alliance Bancorp	120,292	3,591
*	Centennial Bank Holdings Inc.	423,555	3,588
	^ Corus Bankshares Inc.	206,007	3,556
	Chemical Financial Corp.	136,812	3,539
	Getty Realty Holding Corp. REIT	134,159	3,526
	Gamco Investors Inc. Class A	62,838	3,522
	Amcore Financial, Inc.	120,993	3,508
	CVB Financial Corp.	315,069	3,504
	Arbor Realty Trust, Inc. REIT	133,951	3,457
*	Nexcen Brands, Inc.	309,010	3,442
	Sun Communities, Inc. REIT	114,716	3,415
	Westbanco Inc.	114,100	3,366
	FBL Financial Group, Inc. Class A	85,326	3,355
	Tower Group, Inc.	104,282	3,327
	Bristol West Holdings, Inc.	147,789	3,306
	^ ASTA Funding, Inc.	84,689	3,255
	Alfa Corp.	207,610	3,233
	Provident New York Bancorp, Inc.	237,057	3,203
*	Affordable Residential Communities	270,153	3,193
	Harleysville Group, Inc.	95,638	3,190
	Nelnet, Inc.	130,485	3,189
	Cohen & Steers, Inc.	72,219	3,138
	JER Investors Trust Inc. REIT	208,838	3,133
*	Amerisafe Inc.	159,300	3,127
	TierOne Corp.	103,537	3,116
	West Coast Bancorp	102,083	3,102
*	EZCORP, Inc.	232,782	3,082
*	MarketAxess Holdings, Inc.	170,636	3,070
	^ Cascade Bancorp	132,363	3,063
	First Potomac REIT	130,525	3,040
	^ Luminent Mortgage Capital, Inc. REIT	300,827	3,035
	Banner Corp.	88,220	3,005
*	Dollar Financial Corp.	105,172	2,997
	Northwest Bancorp, Inc.	114,283	2,987
	^ Harleysville National Corp.	184,985	2,982
	^ PrivateBancorp, Inc.	102,857	2,962
	Ramco-Gershenson Properties Trust REIT	81,981	2,946
*	LaBranche & Co. Inc.	398,818	2,943
*	CNA Surety Corp.	152,496	2,884
	Safety Insurance Group, Inc.	69,484	2,877
	Crystal River Capital Inc. REIT	118,340	2,873
*	PICO Holdings, Inc.	66,409	2,873
*	^ CompuCredit Corp.	81,998	2,872
*	Tejon Ranch Co.	64,766	2,863

26

*	Pinnacle Financial Partners, Inc.	96,989	2,848
	Cedar Shopping Centers, Inc. REIT	198,294	2,846
*	United America Indemnity, Ltd.	113,550	2,824
	Winston Hotels, Inc. REIT	188,035	2,821
	State Auto Financial Corp.	91,848	2,815
*	PXRE Group Ltd.	606,694	2,815
	LTC Properties, Inc. REIT	123,401	2,807
	American Campus Communities, Inc. REIT	98,854	2,797
	Independent Bank Corp. (MI)	162,027	2,788
*	Triad Guaranty, Inc.	69,535	2,777
	Flagstar Bancorp, Inc.	228,870	2,758
	Community Trust Bancorp Inc.	84,892	2,742
	Consolidated-Tomoka Land Co.	39,536	2,739
	Sterling Bancorp	170,176	2,728
*	Seabright Insurance Holdings, Inc.	155,457	2,717
	Capitol Bancorp Ltd.	97,845	2,674
	21st Century Insurance Group	122,152	2,670
*	Tradestation Group Inc.	228,804	2,666
	BankAtlantic Bancorp, Inc. Class A	308,874	2,659
	Advanta Corp. Class B	85,245	2,655
	KNBT Bancorp Inc.	179,995	2,646
	Midland Co.	56,206	2,638
*	^ KBW Inc.	88,919	2,612
	Mission West Properties Inc. REIT	187,066	2,608
	OneBeacon Insurance Group Ltd.	102,855	2,605
	Saul Centers, Inc. REIT	57,436	2,605
	WSFS Financial Corp.	39,657	2,595
*	Franklin Bank Corp.	173,754	2,589
*	^ Virginia Commerce Bancorp, Inc.	152,998	2,587
	IBERIABANK Corp.	51,600	2,552
	Bank of the Ozarks, Inc.	91,541	2,551
*	American Physicians Capital, Inc.	62,918	2,548
	First Financial Holdings, Inc.	77,818	2,545
	Presidential Life Corp.	129,113	2,538
	Old Second Bancorp, Inc.	86,720	2,529
	^ First Financial Bancorp	168,096	2,520
*	The Bancorp Inc.	112,417	2,514
	Integra Bank Corp.	116,327	2,498
	Investors Real Estate Trust REIT	240,545	2,485
	Suffolk Bancorp	77,797	2,483
	First Source Corp.	99,142	2,471
	^ U.S. Global Investors, Inc. Class A	107,860	2,445
	Sandy Spring Bancorp, Inc.	77,729	2,444
	Southwest Bancorp, Inc.	100,977	2,427
	First Merchants Corp.	100,981	2,427
	First Indiana Corp.	109,559	2,423
	MFA Mortgage Investments, Inc. REIT	331,217	2,411
	Partners Trust Financial Group, Inc.	228,210	2,396
*	Community Bancorp	85,431	2,390
	Alesco Financial, Inc. REIT	292,621	2,379
	First Financial Corp. (IN)	80,227	2,355
	Capital Trust Class A REIT	68,200	2,328
*	FPIC Insurance Group, Inc.	56,903	2,320

27

*	Sun Bancorp, Inc. (NJ)	136,504	2,303
	GMH Communities Trust REIT	236,932	2,296
	^ Novastar Financial, Inc. REIT	327,650	2,287
	Nara Bancorp, Inc.	142,295	2,267
	U.S.B. Holding Co., Inc.	118,631	2,261
	BankFinancial Corp.	146,084	2,257
	Cardinal Financial Corp.	226,035	2,231
*	^ Citizens, Inc.	316,372	2,227
	^ Technology Investment Capital Corp.	140,420	2,217
	TriCo Bancshares	98,512	2,203
*	Scottish Re Group Ltd.	450,210	2,202
*	Meadowbrook Insurance Group, Inc.	199,400	2,185
	First Place Financial Corp.	102,815	2,171
	Capital Southwest Corp.	13,884	2,163
	Mercantile Bank Corp.	79,758	2,161
	^ Impac Mortgage Holdings, Inc. REIT	468,836	2,161
	Universal Health Realty Income REIT	64,659	2,153
	Heritage Commerce Corp.	90,756	2,149
	Anworth Mortgage Asset Corp. REIT	235,419	2,131
	Ameris Bancorp	94,749	2,129
	Associated Estates Realty Corp. REIT	136,364	2,126
	^ Seacoast Banking Corp. of Florida	97,591	2,123
	Hersha Hospitality Trust REIT	179,348	2,120
*	^ Accredited Home Lenders Holding Co.	154,213	2,108
	Columbia Banking System, Inc.	71,591	2,094
	Irwin Financial Corp.	139,848	2,094
	Mainsource Financial Group, Inc.	123,618	2,076
	City Bank Lynnwood (WA)	65,732	2,071
*	Superior Bancorp	201,451	2,061
	One Liberty Properties, Inc. REIT	89,933	2,047
	Intervest Bancshares Corp.	72,211	2,033
	Capital Lease Funding, Inc. REIT	189,107	2,033
	Renasant Corp.	88,948	2,023
	First State Bancorporation	94,704	2,016
	Education Realty Trust, Inc. REIT	143,562	2,014
	S.Y. Bancorp, Inc.	84,268	2,002
	Resource America, Inc.	96,956	1,998
	Washington Trust Bancorp, Inc.	79,225	1,997
	Dime Community Bancshares	151,000	1,992
	Amtrust Financial Services Inc.	105,779	1,988
*	Asset Acceptance Capital Corp.	112,277	1,987
	First Community Bancshares, Inc.	63,573	1,983
	First Bancorp (NC)	105,813	1,982
	^ Midwest Banc Holdings, Inc.	136,191	1,975
	Union Bankshares Corp.	84,878	1,969
	Independent Bank Corp. (MA)	65,751	1,942
	Peoples Bancorp, Inc.	70,860	1,918
	^ Enstar Group Ltd.	15,864	1,915
*	First Regional Bancorp	75,205	1,913
	Simmons First National Corp.	68,704	1,896
	Preferred Bank, Los Angeles	47,327	1,893
*	Thomas Weisel Partners Group, Inc.	113,477	1,889
	North Valley Bancorp	78,741	1,887

28

	Kearny Financial Corp.	138,438	1,866
	Citizens 1st Bancorp, Inc.	85,154	1,856
	NYMAGIC, Inc.	46,132	1,855
	MBT Financial Corp.	131,460	1,851
	Yardville National Bancorp	53,365	1,822
	Bank of Granite Corp.	108,903	1,818
	MVC Capital, Inc.	95,930	1,804
	Winthrop Realty Trust Inc. REIT	258,052	1,783
	Oriental Financial Group Inc.	163,427	1,783
	Security Bank Corp.	88,381	1,776
	^ West Bancorporation	110,945	1,772
	Donegal Group Inc. Class A	118,713	1,769
	Monmouth Real Estate Investment Corp. REIT	201,357	1,750
	^ Lakeland Bancorp, Inc.	130,372	1,734
	Great Southern Bancorp, Inc.	63,950	1,730
	^ Smithtown Bancorp, Inc.	67,545	1,714
	^ Capital City Bank Group, Inc.	54,259	1,700
*	^ Doral Financial Corp.	1,433,326	1,691
	BRT Realty Trust REIT	64,465	1,677
	ITLA Capital Corp.	32,166	1,676
*	First Acceptance Corp.	163,902	1,665
	^ Temecula Valley Bancorp, Inc.	93,937	1,662
	Wilshire Bancorp Inc.	136,130	1,658
	Thomas Properties Group, Inc.	102,754	1,642
	Agree Realty Corp. REIT	52,472	1,640
	Beverly Hills Bancorp Inc.	209,287	1,637
	Flushing Financial Corp.	101,800	1,635
	Peapack Gladstone Financial Corp.	60,329	1,633
	Bancorp Rhode Island Inc.	42,468	1,624
*	Penson Worldwide, Inc.	66,140	1,622
	^ Brooke Corp.	109,417	1,618
	First Busey Corp.	80,308	1,605
	AmericanWest Bancorporation	87,918	1,603
	Center Financial Corp.	94,624	1,601
	Eastern Virginia Bankshares, Inc.	71,400	1,571
	Tompkins Trustco, Inc.	41,975	1,570
*	Great Lakes Bancorp, Inc.	118,815	1,570
	W Holding Co., Inc.	589,417	1,556
*	Pacific Mercantile Bancorp	109,828	1,555
	Fieldstone Investment Corp. REIT	422,043	1,536
	Hercules Technology Growth Capital, Inc.	113,134	1,528
	National Health Realty Inc. REIT	64,014	1,508
	Westfield Financial, Inc.	150,542	1,501
	^ BancTrust Financial Group, Inc.	71,236	1,496
	Cadence Financial Corp.	76,186	1,484
	Horizon Financial Corp.	68,101	1,484
	^ Southside Bancshares, Inc.	68,084	1,479
	LSB Corp.	87,320	1,471
*	Marlin Business Services Inc.	68,930	1,469
*	PMA Capital Corp. Class A	136,079	1,455
	Clifton Savings Bancorp, Inc.	134,054	1,453
*	United PanAm Financial Corp.	101,447	1,447
	Vineyard National Bancorp Co.	62,829	1,443

29

	Capital Corp. of the West	60,182	1,442
	Federal Agricultural Mortgage Corp. Class C	42,109	1,441
	CoBiz Inc.	79,247	1,436
	Univest Corp. of Pennsylvania	63,647	1,433
	Republic Bancorp, Inc. Class A	85,842	1,424
	Resource Capital Corp. REIT	101,600	1,420
	SCBT Financial Corp.	38,663	1,407
	Medallion Financial Corp.	118,493	1,402
	^ Centerstate Banks of Florida	77,171	1,397
	Willow Grove Bancorp, Inc.	107,439	1,397
	Sterling Financial Corp. (PA)	132,222	1,391
	Arrow Financial Corp.	63,194	1,391
	^ Ames National Corp.	64,271	1,382
	EMC Insurance Group, Inc.	54,759	1,359
	^ Macatawa Bank Corp.	85,231	1,356
*	First Mercury Financial Corp.	63,812	1,338
	BancFirst Corp.	30,943	1,325
	Provident Financial Holdings, Inc.	52,351	1,309
	Greene County Bancshares	41,855	1,308
	Omega Financial Corp.	48,552	1,306
	National Bankshares, Inc.	63,706	1,302
	America First Apartment Investors, Inc. REIT	52,364	1,296
	HMN Financial, Inc.	36,263	1,275
	German American Bancorp	91,948	1,264
	FNB Corp. (VA)	34,774	1,248
*	Quanta Capital Holdings Ltd.	520,019	1,248
	CFS Bancorp, Inc.	85,671	1,244
	Lakeland Financial Corp.	58,382	1,242
*	RAM Holdings Ltd.	78,778	1,241
	Berkshire Hills Bancorp, Inc.	39,336	1,239
	Urstadt Biddle Properties Class A REIT	72,206	1,228
	Compass Diversified Trust	68,788	1,226
	Firstbank Corp.	63,198	1,216
	Oak Hill Financial, Inc.	54,814	1,204
*	^ Harris & Harris Group, Inc.	105,111	1,177
	United Community Financial Corp.	117,555	1,173
	CBRE Realty Finance Inc.	98,300	1,169
	Rainier Pacific Financial Group Inc.	67,340	1,168
*	Republic First Bancorp, Inc.	121,583	1,167
	^ Virginia Financial Group, Inc.	52,566	1,167
	First of Long Island Corp.	55,366	1,159
	^ Gladstone Investment Corp.	81,434	1,157
	Financial Institutions, Inc.	57,299	1,157
*	^ Stratus Properties Inc.	32,965	1,137
	Crawford & Co. Class B	166,608	1,126
	^ Home Bancshares Inc.	49,784	1,123
*	^ Ladenburg Thalmann Financial Services, Inc.	480,300	1,105
*	^ MCF Corp.	219,659	1,103
	James River Group Inc.	32,494	1,080
	Sanders Morris Harris Group Inc.	92,165	1,073
	^ LSB Bancshares, Inc.	78,467	1,071
*	Consumer Portfolio Services, Inc.	171,198	1,070
	Bryn Mawr Bank Corp.	46,291	1,064

30

	Republic Property Trust REIT	86,427	1,059
	American Mortgage Acceptance Co. REIT	105,290	1,058
	^ Delta Financial Corp.	85,790	1,053
	Enterprise Financial Services Corp.	41,639	1,035
	^ PremierWest Bancorp	76,334	1,032
	State Bancorp, Inc.	61,323	1,022
	^ Gladstone Capital Corp.	47,437	1,018
*	Clayton Holdings, Inc.	89,190	1,016
	Capital Bank Corp.	60,385	1,016
	Capstead Mortgage Corp. REIT	104,519	1,014
	Parkvale Financial Corp.	34,073	1,012
	^ First South Bancorp, Inc.	37,459	1,008
	Gladstone Commercial Corp. REIT	50,953	999
	TF Financial Corp.	32,891	994
*	First Mariner Bancorp, Inc.	76,222	981
	Heritage Financial Corp.	40,979	980
	^ Shore Bancshares, Inc.	37,148	958
	Baldwin & Lyons, Inc. Class B	36,851	957
*	^ Ampal-American Israel Corp.	160,611	956
	Federal Agricultural Mortgage Corp. Class A	38,986	951
	^ Abington Community Bancorp Inc.	99,009	946
*	KMG America Corp.	178,387	937
	ProCentury Corp.	54,783	918
*	^ BFC Financial Corp.	235,672	896
	Team Financial, Inc.	57,424	892
	Greater Community Bancorp	55,628	876
	Merchants Bancshares, Inc.	38,075	876
	Middleburg Financial Corp.	26,801	871
	First M&F Corp.	46,698	870
	Independence Holding Co.	42,503	868
	Camden National Corp.	21,790	853
*	^ Encore Capital Group, Inc.	68,093	850
	TIB Financial Corp.	65,378	840
*	Rewards Network Inc.	204,761	833
	Royal Bancshares of Pennsylvania, Inc.	42,176	831
	^ LNB Bancorp, Inc.	54,048	821
	UMH Properties, Inc. REIT	57,473	816
	Citizens South Banking Corp.	64,498	814
*	Wauwatosa Holdings, Inc.	48,483	802
	OceanFirst Financial Corp.	45,221	796
	Taylor Capital Group, Inc.	28,443	783
	American National Bankshares Inc.	34,618	779
	Synergy Financial Group, Inc.	58,120	775
	Rome Bancorp, Inc.	62,997	774
	^ Farmers Capital Bank Corp.	26,392	764
	Heartland Financial USA, Inc.	31,265	760
	Massbank Corp.	22,655	757
*	SCPIE Holdings Inc.	30,234	756
*	Credit Acceptance Corp.	28,000	751
	^ Center Bancorp, Inc.	49,931	737
	United Security Bancshares, Inc.	28,958	733
	Hawthorn Bancshares Inc.	22,324	726
	First Pactrust Bancorp	28,078	701

31

*	Primus Guaranty, Ltd.	65,103	698
	Codorus Valley Bancorp, Inc.	36,592	689
	First Federal Bancshares of Arkansas, Inc.	28,737	680
	First Defiance Financial Corp.	22,727	678
	Urstadt Biddle Properties REIT	37,652	672
	American Land Lease, Inc. REIT	26,806	670
*	First Keystone Financial, Inc.	34,444	667
	Habersham Bancorp	32,785	649
	Patriot Capital Funding Inc.	43,490	646
	Home Federal Bancorp (IN)	22,094	633
*	^ Oritani Financial Corp.	43,415	620
*	Cowen Group, Inc.	34,342	615
*	United Capital Corp.	21,238	611
	Comm Bancorp, Inc.	11,903	601
	Alliance Bancorp, Inc. of Pennsylvania	61,809	587
	First United Corp.	29,580	587
	FNB Corp. (NC)	35,953	575
	Pulaski Financial Corp.	37,783	574
	Kohlberg Capital Corp.	30,231	561
	^ GB&T Bancshares, Inc.	32,073	536
	^ Citizens & Northern Corp.	27,250	533
	Investors Title Co.	10,424	527
	Jefferson Bancshares, Inc.	43,493	514
	Origen Financial, Inc. REIT	77,571	512
*	American Safety Insurance Holdings, Ltd.	21,352	509
	New York Mortgage Trust, Inc. REIT	257,300	491
	Unity Bancorp, Inc.	43,439	490
	FNB Financial Services Corp.	34,179	483
	Camco Financial Corp.	38,680	482
	Wainwright Bank & Trust Co.	36,484	475
	Cheviot Financial Corp.	34,929	472
*	Grubb & Ellis Co.	40,600	471
	K-Fed Bancorp	29,997	471
	Meta Financial Group, Inc.	12,414	469
	ESB Financial Corp.	42,244	466
	PMC Commercial Trust REIT	33,908	446
	The Washington Savings Bank	53,600	442
	MutualFirst Financial Inc.	23,647	435
	Horizon Bancorp Indiana	15,935	432
	ECB Bancorp, Inc.	14,614	431
	Opteum Inc. REIT	158,313	431
	Commercial National Financial Corp.	21,300	408
*	Ameriserv Financial Inc.	90,323	397
	First Fed Bankshares Inc	20,250	394
	Leesport Financial Corp.	19,667	392
	^ United Security Bancshares (CA)	19,074	389
*	American Independence Corp.	34,213	377
	Century Bancorp, Inc. Class A	16,702	376
*	Newtek Business Services, Inc.	197,432	375
	^ HomeBanc Corp. REIT	293,168	372
	Pamrapo Bancorp, Inc.	19,005	371
*	Penn Treaty American Corp.	61,245	350
	^ Columbia Bancorp (OR)	16,452	345

32

*	Horizon Group Properties, Inc. REIT	48,293	337
	Sierra Bancorp	11,927	336
	Yadkin Valley Bank and Trust Co.	18,048	331
*	^ HouseValues, Inc.	69,272	317
	Cogdell Spencer Inc. REIT	15,000	309
	Crescent Banking Co.	6,827	294
	Abigail Adams National Bancorp., Inc.	20,576	284
	Atlantic Coast Federal Corp.	17,485	275
	Ameriana Bancorp	27,607	275
	Penns Woods Bancorp, Inc.	7,960	273
*	Reis, Inc.	29,274	266
	Vestin Realty Mortgage II, Inc. REIT	45,440	262
	HopFed Bancorp, Inc.	16,180	260
	First Security Group Inc.	24,071	260
	Northern States Financial Corp.	10,561	253
	Wayne Savings Bancshares, Inc.	17,951	250
	Hingham Institution for Savings	7,900	249
*	Pennsylvania Commerce Bancorp, Inc.	8,679	245
	Hanover Capital Mortgage Holdings, Inc. REIT	51,185	244
	^ Colony Bankcorp, Inc.	12,052	235
*	Investors Capital Holdings, Ltd.	49,100	223
	ViewPoint Financial Group	11,810	203
	Norwood Financial Corp.	6,091	199
	BCSB Bankcorp, Inc.	17,407	190
	California National Bancorp	12,207	178
	Southern Community Financial Corp.	19,891	176
*	American Realty Investors, Inc.	19,400	159
*	Transcontinental Realty Investors, Inc. REIT	9,100	154
*	^ NetBank, Inc.	470,174	146
*	NewStar Financial, Inc.	9,600	137
*	Financial Industries Corp.	15,049	89
	Cascade Financial Corp.	4,116	65
	Pacific Continental Corp.	3,699	60
	First National Lincoln Corp.	3,297	56
*	First Albany Cos. Inc.	22,600	38
*	AMV Liquidating Trust	289,511	32
	PAB Bankshares, Inc.	1,097	21
*	Vesta Insurance Group, Inc.	59,142	—
			20,539,336
Health Care (11.5%)
	Pfizer Inc.	42,467,520	1,085,894
	Johnson & Johnson	17,045,332	1,050,333
	Merck & Co., Inc.	12,786,619	636,774
	Abbott Laboratories	9,088,335	486,680
	Wyeth	7,928,543	454,623
	UnitedHealth Group Inc.	7,933,404	405,714
*	Amgen, Inc.	6,870,529	379,872
	Bristol-Myers Squibb Co.	11,894,241	375,382
	Medtronic, Inc.	6,794,402	352,358
	Eli Lilly & Co.	5,998,286	335,184
*	WellPoint Inc.	3,607,212	287,964
	Schering-Plough Corp.	8,732,600	265,820
	Baxter International, Inc.	3,854,586	217,167

33

*	Genentech, Inc.	2,791,287	211,189
*	Gilead Sciences, Inc.	5,417,482	210,036
	Cardinal Health, Inc.	2,358,055	166,573
	Aetna Inc.	3,042,030	150,276
*	Medco Health Solutions, Inc.	1,696,879	132,340
*	Celgene Corp.	2,194,218	125,795
*	Thermo Fisher Scientific, Inc.	2,404,170	124,344
*	Zimmer Holdings, Inc.	1,406,099	119,364
*	Boston Scientific Corp.	7,383,232	113,259
*	Biogen Idec Inc.	2,032,419	108,734
	Becton, Dickinson & Co.	1,441,248	107,373
	Stryker Corp.	1,679,551	105,963
	Allergan, Inc.	1,812,380	104,466
	McKesson Corp.	1,740,787	103,821
*	Genzyme Corp.	1,548,677	99,735
	CIGNA Corp.	1,813,298	94,690
*	St. Jude Medical, Inc.	2,083,378	86,439
*	Forest Laboratories, Inc.	1,873,642	85,532
*	Express Scripts Inc.	1,358,662	67,947
	Biomet, Inc.	1,374,175	62,827
*	Humana Inc.	982,819	59,864
*	Laboratory Corp. of America Holdings	739,479	57,872
	AmerisourceBergen Corp.	1,117,555	55,285
*	Coventry Health Care Inc.	939,721	54,175
	Quest Diagnostics, Inc.	977,121	50,468
	C.R. Bard, Inc.	607,016	50,158
	IMS Health, Inc.	1,151,385	36,994
*	Health Net Inc.	687,439	36,297
*	Hospira, Inc.	919,545	35,899
*	Waters Corp.	598,538	35,529
	Applera Corp.-Applied Biosystems Group	1,082,571	33,062
*	DaVita, Inc.	613,389	33,049
	DENTSPLY International Inc.	853,163	32,642
*	Varian Medical Systems, Inc.	757,111	32,185
*	^ Amylin Pharmaceuticals, Inc.	773,275	31,828
*	Intuitive Surgical, Inc.	219,331	30,437
*	Barr Pharmaceuticals Inc.	596,631	29,969
*	King Pharmaceuticals, Inc.	1,432,975	29,319
*	Cephalon, Inc.	360,072	28,946
*	Cytyc Corp.	665,209	28,677
	Manor Care, Inc.	430,166	28,086
*	Triad Hospitals, Inc.	521,387	28,030
*	Henry Schein, Inc.	522,527	27,919
*	Endo Pharmaceuticals Holdings, Inc.	787,634	26,961
	Dade Behring Holdings Inc.	506,559	26,908
*	Sepracor Inc.	646,061	26,501
	Mylan Laboratories, Inc.	1,445,545	26,294
*	Covance, Inc.	377,952	25,912
	Omnicare, Inc.	716,185	25,826
*	Patterson Cos.	657,600	24,509
	Pharmaceutical Product Development, Inc.	623,216	23,850
*	Millipore Corp.	315,557	23,695
	Beckman Coulter, Inc.	364,130	23,552

34

*	Community Health Systems, Inc.	555,380	22,465
	Hillenbrand Industries, Inc.	345,258	22,442
	Bausch & Lomb, Inc.	321,110	22,298
*	Cerner Corp.	392,636	21,780
*	Lincare Holdings, Inc.	546,265	21,769
*	Vertex Pharmaceuticals, Inc.	743,516	21,235
*	Invitrogen Corp.	283,530	20,910
*	Charles River Laboratories, Inc.	394,685	20,374
*	Millennium Pharmaceuticals, Inc.	1,805,524	19,084
	PerkinElmer, Inc.	727,296	18,953
*	Watson Pharmaceuticals, Inc.	575,988	18,737
*	Gen-Probe Inc.	307,614	18,586
*	VCA Antech, Inc.	492,459	18,561
*	ResMed Inc.	448,675	18,512
*	WellCare Health Plans Inc.	204,528	18,512
*	Respironics, Inc.	431,076	18,360
	Universal Health Services Class B	296,755	18,250
*	Tenet Healthcare Corp.	2,782,607	18,115
*	IDEXX Laboratories Corp.	185,084	17,514
*	Hologic, Inc.	311,769	17,244
*	Edwards Lifesciences Corp.	342,733	16,910
*	Kinetic Concepts, Inc.	314,498	16,344
	Health Management Associates Class A	1,431,762	16,265
*	PDL BioPharma Inc.	682,060	15,892
*	Pediatrix Medical Group, Inc.	285,840	15,764
*	Ventana Medical Systems, Inc.	196,972	15,220
*	^ Illumina, Inc.	353,416	14,345
	Cooper Cos., Inc.	263,206	14,034
*	Sierra Health Services, Inc.	320,794	13,339
*	HLTH Corp.	920,904	12,902
*	Kyphon Inc.	264,808	12,751
*	Techne Corp.	221,751	12,686
*	LifePoint Hospitals, Inc.	322,513	12,475
*	ImClone Systems, Inc.	350,837	12,406
*	OSI Pharmaceuticals, Inc.	338,719	12,265
*	Advanced Medical Optics, Inc.	350,485	12,225
*	Inverness Medical Innovations, Inc.	238,776	12,182
	STERIS Corp.	383,577	11,737
*	Psychiatric Solutions, Inc.	316,220	11,466
*	Immucor Inc.	400,219	11,194
*	Warner Chilcott Ltd.	594,168	10,748
*	Sunrise Senior Living, Inc.	267,465	10,696
*	Magellan Health Services, Inc.	224,313	10,424
*	MGI Pharma, Inc.	465,159	10,406
*	Varian, Inc.	183,462	10,059
*	Affymetrix, Inc.	401,390	9,991
	Medicis Pharmaceutical Corp.	325,698	9,947
*	Medarex, Inc.	689,486	9,853
*	Healthways, Inc.	204,491	9,687
*	BioMarin Pharmaceutical Inc.	538,344	9,658
	Mentor Corp.	236,129	9,606
	^ Brookdale Senior Living Inc.	209,271	9,536
*	Myriad Genetics, Inc.	253,861	9,441
	Chemed Corp.	142,406	9,440
	Valeant Pharmaceuticals International	552,876	9,228
	West Pharmaceutical Services, Inc.	193,655	9,131
	Perrigo Co.	465,766	9,120
*	^ United Therapeutics Corp.	137,274	8,753
*	Alkermes, Inc.	596,458	8,708
*	Onyx Pharmaceuticals, Inc.	321,798	8,656

35

*	Alexion Pharmaceuticals, Inc.	191,634	8,635
*	Theravance, Inc.	269,333	8,619
*	^ HealthSouth Corp.	472,230	8,552
*	Haemonetics Corp.	160,035	8,419
	Owens & Minor, Inc. Holding Co.	237,217	8,288
*	Bio-Rad Laboratories, Inc. Class A	108,334	8,187
*	Dionex Corp.	114,224	8,109
*	Digene Corp.	132,653	7,966
*	Genesis Healthcare Corp.	116,358	7,961
*	^ Align Technology, Inc.	322,481	7,791
*	Exelixis, Inc.	637,343	7,712
*	^ Allscripts Healthcare Solutions, Inc.	302,583	7,710
*	Adams Respiratory Therapeutics, Inc.	189,525	7,465
*	^ American Medical Systems Holdings, Inc.	412,661	7,444
*	Apria Healthcare Group Inc.	252,705	7,270
*	PSS World Medical, Inc.	397,650	7,245
*	AMERIGROUP Corp.	303,665	7,227
*	ArthroCare Corp.	162,665	7,143
*	Par Pharmaceutical Cos. Inc.	244,412	6,900
*	Cubist Pharmaceuticals, Inc.	344,070	6,782
*	Kindred Healthcare, Inc.	217,954	6,696
	Alpharma, Inc. Class A	255,076	6,635
*	ViroPharma Inc.	477,259	6,586
*	Human Genome Sciences, Inc.	727,674	6,491
*	LifeCell Corp.	210,691	6,435
*	K-V Pharmaceutical Co. Class A	233,874	6,371
*	inVentiv Health, Inc.	172,179	6,303
*	PAREXEL International Corp.	145,227	6,108
*	Regeneron Pharmaceuticals, Inc.	329,536	5,905
*	Pharmion Corp.	198,362	5,743
	LCA-Vision Inc.	121,422	5,738
*	The TriZetto Group, Inc.	294,832	5,708
	Analogic Corp.	75,765	5,569
*	Martek Biosciences Corp.	212,813	5,527
*	^ Nektar Therapeutics	577,180	5,477
*	Thoratec Corp.	297,447	5,470
*	DJ Orthopedics Inc.	131,352	5,421
	PolyMedica Corp.	131,506	5,372
*	Applera Corp.–Celera Genomics Group	426,757	5,292

36

	Arrow International, Inc.	135,285	5,179
*	The Medicines Co.	288,048	5,075
*	Isis Pharmaceuticals, Inc.	520,116	5,035
*	^ Integra LifeSciences Holdings	101,405	5,011
*	^ SurModics, Inc.	99,209	4,960
*	^ CV Therapeutics, Inc.	371,652	4,910
*	Amedisys Inc.	133,412	4,847
*	Centene Corp.	225,152	4,823
*	Eclipsys Corp.	236,063	4,674
*	Sciele Pharma, Inc.	197,441	4,652
*	Xenoport Inc.	104,520	4,643
*	Advanced Magnetics, Inc.	79,777	4,640
*	Greatbatch, Inc.	139,885	4,532
*	Wright Medical Group, Inc.	185,996	4,486
*	HealthExtras, Inc.	148,887	4,404
*	Nuvasive, Inc.	160,892	4,346
*	CONMED Corp.	145,228	4,252
*	AmSurg Corp.	175,775	4,243
*	Matria Healthcare, Inc.	139,822	4,234
*	Savient Pharmaceuticals Inc.	340,059	4,224
*	Omnicell, Inc.	201,081	4,178
*	^ InterMune Inc.	160,901	4,174
*	Healthspring, Inc.	214,510	4,089
*	Quidel Corp.	232,320	4,080
*	Tanox, Inc.	208,866	4,054
*	^ Dendreon Corp.	565,117	4,001
*	Palomar Medical Technologies, Inc.	114,659	3,980
*	Conceptus, Inc.	203,196	3,936
*	AMN Healthcare Services, Inc.	174,181	3,832
*	^ Pozen Inc.	211,980	3,830
	Meridian Bioscience Inc.	173,103	3,749
*	Cepheid, Inc.	254,479	3,715
*	SonoSite, Inc.	117,261	3,686
*	Noven Pharmaceuticals, Inc.	154,200	3,616
*	Cross Country Healthcare, Inc.	205,225	3,423
*	Salix Pharmaceuticals, Ltd.	277,690	3,416
*	^ Neurocrine Biosciences, Inc.	303,227	3,405
*	^ Abraxis Bioscience, Inc.	153,066	3,403
	Invacare Corp.	183,330	3,360
*	eResearch Technology, Inc.	349,158	3,320
*	Cypress Bioscience, Inc.	245,436	3,254
*	Res-Care, Inc.	153,468	3,244
*	Progenics Pharmaceuticals, Inc.	147,999	3,192
*	Phase Forward Inc.	189,313	3,186
	Option Care, Inc.	205,892	3,171
*	^ Sirona Dental Systems Inc.	83,721	3,167
*	Arena Pharmaceuticals, Inc.	288,012	3,165
*	Volcano Corp.	154,714	3,127
*	Bruker BioSciences Corp.	341,751	3,079
*	Orthofix International N.V.	68,170	3,066
*	^ Geron Corp.	420,759	2,962
*	Pharmanet Development Group, Inc.	91,900	2,930
*	^ Cyberonics, Inc.	172,728	2,905
*	Omrix Biopharmaceuticals, Inc.	91,825	2,889
*	HMS Holdings Corp.	143,966	2,756

37

*	Foxhollow Technologies Inc.	129,213	2,744
	Cambrex Corp.	203,211	2,697
	Landauer, Inc.	54,657	2,692
*	ICU Medical, Inc.	62,335	2,677
*	^ I-Flow Corp.	159,647	2,672
*	Air Methods Corp.	72,640	2,664
*	Halozyme Therapeutics Inc.	288,013	2,658
*	Zymogenetics, Inc.	181,373	2,650
*	Enzon Pharmaceuticals, Inc.	337,325	2,648
*	Keryx Biopharmaceuticals, Inc.	270,881	2,647
*	Molina Healthcare Inc.	86,383	2,636
*	Assisted Living Concepts Inc.	245,488	2,614
*	CryoLife Inc.	199,958	2,601
*	Bradley Pharmaceuticals, Inc.	119,023	2,584
*	Kendle International Inc.	69,798	2,566
	Computer Programs and Systems, Inc.	82,654	2,561
*	^ ev3 Inc.	150,623	2,543
*	American Dental Partners, Inc.	97,758	2,539
*	Odyssey Healthcare, Inc.	213,241	2,529
	Datascope Corp.	65,848	2,521
*	Abaxis, Inc.	120,126	2,506
*	^ IRIS International, Inc.	148,749	2,505
*	^ Penwest Pharmaceuticals Co.	200,187	2,496
*	XOMA Ltd.	820,580	2,495
	Vital Signs, Inc.	44,389	2,466
	Ligand Pharmaceuticals Inc. Class B	358,306	2,465
*	Stereotaxis Inc.	187,540	2,449
*	Acorda Therapeutics Inc.	143,160	2,442
*	Indevus Pharmaceuticals, Inc.	360,978	2,429
*	Cholestech Corp.	110,120	2,422
*	Bentley Pharmaceuticals, Inc.	196,983	2,391
*	^ Emeritus Corp.	76,729	2,377
*	^ ARIAD Pharmaceuticals, Inc.	432,966	2,377
*	Incyte Corp.	394,317	2,366
*	MedCath Corp.	73,655	2,342
*	Gentiva Health Services, Inc.	116,736	2,342
*	Albany Molecular Research, Inc.	156,773	2,328
*	^ Spectranetics Corp.	201,252	2,318
*	^ Momenta Pharmaceuticals, Inc.	228,637	2,305
*	Regeneration Technologies, Inc.	200,202	2,252
*	Radiation Therapy Services, Inc.	85,501	2,252
*	Symbion, Inc.	103,524	2,248
*	Enzo Biochem, Inc.	149,363	2,233
*	Luminex Corp.	179,138	2,205
*	Inspire Pharmaceuticals, Inc.	348,548	2,203
*	^ Matrixx Initiatives, Inc.	104,825	2,194
*	SuperGen, Inc.	392,800	2,184
*	CorVel Corp.	83,522	2,183
*	^ MannKind Corp.	176,853	2,181
*	Sun Healthcare Group Inc.	149,678	2,169
*	Lifecore Biomedical Inc.	135,622	2,152
*	Array BioPharma Inc.	184,270	2,150
*	Zoll Medical Corp.	95,886	2,139

38

*	Vital Images, Inc.	77,881	2,115
*	Immunomedics Inc.	498,139	2,067
*	Microtek Medical Holdings, Inc.	448,256	2,062
*	^ Pain Therapeutics, Inc.	234,431	2,042
*	^ Telik, Inc.	591,505	1,999
*	America Service Group Inc.	118,033	1,997
*	OraSure Technologies, Inc.	244,065	1,996
*	Symmetry Medical Inc.	124,228	1,989
*	PRA International	78,460	1,985
*	Cerus Corp.	292,737	1,979
*	RehabCare Group, Inc.	138,859	1,977
*	^ Novavax, Inc.	665,603	1,930
*	Endologix, Inc.	431,122	1,927
*	US Physical Therapy, Inc.	142,952	1,926
*	^ Emageon Inc.	209,621	1,891
*	^ ABIOMED, Inc.	174,240	1,878
*	^ Monogram Biosciences, Inc.	1,107,915	1,872
*	Somanetics Corp.	102,005	1,868
*	Poniard Pharmaceuticals, Inc.	273,146	1,857
*	Angiodynamics Inc.	102,286	1,842
*	Acadia Pharmaceuticals Inc.	134,261	1,835
*	^ Medivation Inc.	89,329	1,825
*	Merit Medical Systems, Inc.	151,165	1,808
*	Candela Corp.	155,089	1,796
*	Accelrys Inc.	283,274	1,782
*	^ Alnylam Pharmaceuticals Inc.	116,576	1,771
*	Senomyx, Inc.	129,615	1,750
*	Cutera, Inc.	69,540	1,733
*	Pediatric Services of America	108,410	1,728
*	MWI Veterinary Supply Inc.	43,237	1,725
*	Cantel Medical Corp.	100,235	1,705
*	Cytokinetics, Inc.	296,705	1,676
*	^ BioLase Technology, Inc.	270,057	1,639
*	National Dentex Corp.	87,078	1,634
*	Auxilium Pharmaceuticals, Inc.	101,897	1,624
*	^ Rochester Medical Corp.	107,974	1,622
*	Rigel Pharmaceuticals, Inc.	181,807	1,620
*	Bio-Reference Laboratories, Inc.	59,192	1,619
*	^ Nabi Biopharmaceuticals	350,861	1,614
	Psychemedics Corp.	78,937	1,611
*	Nutraceutical International Corp.	97,141	1,610
*	Kensey Nash Corp.	59,703	1,601
*	Repligen Corp.	408,277	1,592
*	Durect Corp.	413,305	1,591
*	SONUS Pharmaceuticals, Inc.	299,893	1,583
*	Third Wave Technologies	268,594	1,571
*	^ Vanda Parmaceuticals, Inc.	77,400	1,568
*	^ Idenix Pharmaceuticals Inc.	265,213	1,565
*	Lexicon Pharmaceuticals Inc.	487,320	1,564
*	^ Hythiam Inc.	180,388	1,560
*	VistaCare, Inc.	158,779	1,559
*	Anika Resh Inc.	102,035	1,550
*	^ Verenium Corp.	301,258	1,527

39

*	ImmunoGen, Inc.	272,154	1,510
*	Theragenics Corp.	360,021	1,501
*	Hooper Holmes, Inc.	446,899	1,497
*	^ Adolor Corp.	400,076	1,484
*	^ Nuvelo, Inc.	542,471	1,476
*	Discovery Laboratories, Inc.	517,727	1,465
*	Bioenvision, Inc.	252,457	1,459
*	Exactech, Inc.	90,421	1,454
*	Providence Service Corp.	54,179	1,448
*	^ ADVENTRX Pharmaceuticals, Inc.	569,200	1,446
*	^ Nighthawk Radiology Holdings, Inc.	79,700	1,439
*	^ Aastrom Biosciences, Inc.	1,068,642	1,432
*	^ Aspect Medical Systems, Inc.	95,568	1,430
*	NMT Medical, Inc.	120,261	1,429
*	LHC Group Inc.	52,548	1,377
*	^ Nastech Pharmaceutical Co., Inc.	125,421	1,368
*	^ Cell Genesys, Inc.	407,036	1,364
	National Healthcare Corp.	26,222	1,353
*	^ Peregrine Pharmaceuticals, Inc.	1,747,004	1,345
*	Seattle Genetics, Inc.	136,726	1,341
*	NxStage Medical, Inc.	102,111	1,320
*	^ EPIX Pharmaceuticals Inc.	233,928	1,312
*	Maxygen Inc.	152,908	1,310
*	NPS Pharmaceuticals Inc.	314,621	1,303
*	Neogen Corp.	45,058	1,296
*	GTx, Inc.	79,069	1,280
*	Allos Therapeutics Inc.	285,609	1,262
*	^ Altus Pharmaceuticals, Inc.	109,009	1,258
*	^ Hi-Tech Pharmacal Co., Inc.	101,454	1,211
*	BioScrip Inc.	247,541	1,188
*	Capital Senior Living Corp.	125,808	1,185
*	SciClone Pharmaceuticals, Inc.	483,177	1,184
*	Collagenex Pharmaceuticals, Inc.	95,219	1,181
*	HealthTronics Surgical Services, Inc.	271,112	1,179
*	Medical Action Industries Inc.	64,562	1,166
*	^ deCODE genetics, Inc.	310,293	1,159
*	ArQule, Inc.	163,546	1,153
*	Strategic Diagnostics Inc.	252,888	1,143
*	^ Vivus, Inc.	215,657	1,128
*	Medical Staffing Network Holdings, Inc.	206,605	1,126
*	^ Encysive Pharmaceuticals, Inc.	626,142	1,115
*	Panacos Pharmaceuticals Inc.	338,718	1,094
*	Natus Medical Inc.	68,526	1,091
*	Hanger Orthopedic Group, Inc.	100,686	1,087
*	Synovis Life Technologies, Inc.	74,804	1,077
*	Emergency Medical Services LP Class A	27,360	1,071
*	^ StemCells, Inc.	462,450	1,068
*	Merge Technologies, Inc.	162,577	1,062
*	Possis Medical Inc.	97,558	1,061
*	^ Dexcom Inc.	128,249	1,050
*	^ Santarus Inc.	202,577	1,047
*	Vical, Inc.	199,165	1,034
*	^ Sangamo BioSciences, Inc.	125,661	1,020

40

*	Metabolix Inc.	40,700	1,019
*	^ Akorn, Inc.	144,760	1,012
*	Trimeris, Inc.	146,952	1,005
*	^ ThermoGenesis Corp.	364,041	1,005
*	Micrus Endovascular Corp	39,778	979
*	^ Vion Pharmaceuticals, Inc.	898,143	970
*	PDI, Inc.	93,260	957
*	Cynosure Inc.	25,900	944
*	^ AVI BioPharma, Inc.	333,610	934
*	National Medical Health Card Systems, Inc.	58,030	926
*	Caraco Pharmaceutical Laboratories, Ltd.	60,161	913
*	Biosite Inc.	9,837	910
*	Amicas, Inc.	254,910	902
*	^ Columbia Laboratories Inc.	373,827	901
*	ViaCell, Inc.	161,406	893
*	Alliance Imaging, Inc.	94,555	888
*	^ GenVec, Inc.	377,090	886
*	Caliper Life Sciences, Inc.	188,135	882
	Young Innovations, Inc.	29,897	872
*	^ Palatin Technologies, Inc.	423,746	839
*	^ Cytrx Corp.	267,100	833
*	Five Star Quality Care, Inc.	103,398	825
*	^ Vascular Solutions, Inc.	87,576	821
*	Osteotech, Inc.	113,259	815
*	^ Genomic Health, Inc.	43,068	810
*	Minrad International, Inc.	135,580	804
*	Sonic Innovations, Inc.	89,516	783
*	^ BioCryst Pharmaceuticals, Inc.	100,650	778
*	Neurogen Corp.	117,057	777
*	^ Cell Therapeutics, Inc.	254,372	776
*	STAAR Surgical Co.	197,676	755
	^ Neurometrix Inc.	77,604	754
*	Alexza Pharmaceuticals, Inc.	89,376	739
*	^ Combinatorx, Inc.	119,324	736
*	E-Z-EM, Inc.	45,946	735
*	Cardiac Science Corp.	65,031	713
*	Allied Healthcare International Inc.	248,683	696
*	^ Avanir Pharmaceuticals Class A	285,824	683
*	Harvard Bioscience, Inc.	129,985	682
*	^ DepoMed, Inc.	139,030	663
	Utah Medical Products, Inc.	20,458	649
*	BioSphere Medical Inc.	89,575	633
*	CuraGen Corp.	320,018	630
*	Titan Pharmaceuticals, Inc.	281,872	612
*	^ Nanogen, Inc.	452,358	611
*	I-trax, Inc.	144,470	602
*	Dyax Corp.	142,488	597
*	Avigen, Inc.	95,578	588
*	^ AtheroGenics, Inc.	273,887	586
*	Orthovita, Inc.	192,449	577
*	^ Introgen Therapeutics, Inc.	157,452	567
*	^ PhotoMedex, Inc.	435,051	566
*	^ Ista Pharmaceuticals Inc.	75,969	561

41

*	Icad Inc.	130,870	542
*	^ Javelin Pharmaceuticals, Inc.	83,224	515
*	^ Immtech Pharmaceuticals Inc.	60,507	490
*	^ Antigenics, Inc.	169,221	484
*	^ Tercica, Inc.	93,685	478
*	Infinity Pharmaceuticals, Inc.	43,623	475
*	Kosan Biosciences, Inc.	90,368	472
*	Renovis, Inc.	129,602	467
*	RadNet, Inc.	48,222	460
*	AVANT Immunotherapeutics, Inc.	549,967	456
*	^ Corcept Therapeutics Inc.	165,882	455
*	^ Continucare Corp.	146,321	452
*	^ Neose Technologies, Inc.	181,530	448
*	Orchid Cellmark, Inc.	96,443	447
*	Barrier Therapeutics Inc.	68,206	443
*	^ La Jolla Pharmaceutical Co.	95,666	429
*	Threshold Pharmaceuticals, Inc.	343,907	423
*	CardioDynamics International Corp.	621,228	416
*	^ Emisphere Technologies, Inc.	84,641	410
*	Memory Pharmaceuticals Corp.	172,672	409
*	Rural/Metro Corp.	70,338	402
*	Anadys Pharmaceuticals Inc.	106,165	395
*	^ Genitope Corp.	98,052	378
*	^ NitroMed, Inc.	170,487	375
*	Allion Healthcare Inc.	62,745	370
*	^ EntreMed, Inc.	240,163	367
*	Curis, Inc.	308,954	361
*	Heska Corp.	147,500	344
*	^ Critical Therapeutics, Inc.	157,190	343
*	Neurobiological Technologies, Inc.	190,390	337
*	Oxigene, Inc.	84,382	336
*	^ Genta Inc.	1,137,342	335
*	^ BioSante Pharmaceuticals, Inc.	52,341	331
*	Hollis-Eden Pharmaceuticals, Inc.	158,358	323
*	^ Insmed Inc.	393,333	319
*	^ Isolagen Inc.	74,604	317
*	Pharmacopeia Drug Discovery Inc.	56,902	316
*	^ Insite Vision, Inc.	206,393	310
*	DUSA Pharmaceuticals, Inc.	100,194	309
*	^ Occulogix Inc.	297,480	306
*	Pharmacyclics, Inc.	112,639	306
*	Sequenom, Inc.	66,365	300
*	Exact Sciences Corp.	103,258	298
*	^ Hemispherx Biopharma, Inc.	225,100	297
*	^ CYTOGEN Corp.	148,287	289
*	Dynavax Technologies Corp.	66,932	277
*	Orthologic Corp.	194,546	276
*	^ Oscient Pharmaceuticals Corp.	56,327	257
*	^ Paincare Holdings Inc.	673,863	246
*	Q-Med, Inc.	62,115	242
*	SRI/Surgical Express, Inc.	45,728	238
*	Zila, Inc.	168,863	235
*	^ Northfield Laboratories, Inc.	163,306	232

42

*	NexMed, Inc.	127,058	231
*	Acusphere, Inc.	103,950	224
*	^ GTC Biotherapeutics, Inc.	182,468	212
*	^ Generex Biotechnology Corp.	118,300	209
*	Novoste Corp.	86,273	209
*	Lannett Co., Inc.	34,400	208
*	Biomimetic Therapeutics, Inc.	13,018	203
*	Daxor Corp.	13,200	201
*	ATS Medical, Inc.	98,185	198
*	NeoPharm, Inc.	171,106	197
*	Gene Logic Inc.	141,916	196
*	Clarient, Inc.	92,060	187
*	Bioject Medical Technologies Inc.	105,020	176
*	Osiris Therapeutics, Inc.	12,218	165
*	^ Immunicon Corp.	74,974	154
*	Genaera Corp.	52,269	151
*	Retractable Technologies, Inc.	57,609	144
*	^ Epicept Corp.	55,137	119
*	Digirad Corp.	27,668	116
*	Lipid Sciences, Inc.	70,789	113
*	^ SCOLR Pharma Inc.	51,100	113
*	Mediware Information Systems, Inc.	15,372	111
*	Fonar Corp.	21,896	109
*	Ciphergen Biosystems, Inc.	107,827	105
*	The Quigley Corp.	20,774	97
*	Northstar Neuroscience, Inc.	8,300	97
*	^ Proxymed Pharmacy, Inc.	39,097	90
*	^ MiddleBrook Pharmaceuticals Inc.	34,194	87
*	^ Targeted Genetics Corp.	28,778	78
*	^ Hana Biosciences, Inc.	41,300	68
*	Pharmos Corp.	46,141	66
*	^ Matritech Inc.	188,401	64
*	Coley Pharmaceutical Group	17,676	64
*	IVAX Diagnostics, Inc.	56,215	58
*	Acacia Research - CombiMatrix Tracking Stock	93,559	57
*	TorreyPines Therapeutics Inc.	7,504	52
*	North American Scientific, Inc.	45,614	45
*	^ NationsHealth, Inc.	29,703	45
*	Biopure Corp. Class A	43,681	37
*	^ Micromet, Inc.	14,977	34
*	Access Plans USA, Inc.	18,941	34
*	Inhibitex Inc.	21,480	28
*	Celsion Corp.	4,039	27
*	Alteon, Inc.	255,509	23
*	K-V Pharmaceutical Co. Class B	500	14
*	Genelabs Technologies, Inc.	3,520	8
*	^ BSML Inc.	10,209	5
*	Cellegy Pharmaceuticals, Inc.	31,250	3
*	Vasomedical, Inc.	4,683	—
*	^ Aphton Corp.	170,588	—
			11,533,108
Industrials (11.6%)
	General Electric Co.	60,564,725	2,318,418

43

	The Boeing Co.	4,416,142	424,656
	United Technologies Corp.	5,565,242	394,743
	Tyco International Ltd.	11,639,951	393,314
	3M Co.	4,106,352	356,390
	Caterpillar, Inc.	3,803,831	297,840
	United Parcel Service, Inc.	3,921,440	286,265
	Honeywell International Inc.	4,476,277	251,925
	Emerson Electric Co.	4,700,104	219,965
	Lockheed Martin Corp.	2,115,162	199,100
	FedEx Corp.	1,718,477	190,699
	Burlington Northern Santa Fe Corp.	2,114,279	180,010
	Union Pacific Corp.	1,515,098	174,464
	Deere & Co.	1,334,744	161,157
	General Dynamics Corp.	2,031,582	158,910
	Northrop Grumman Corp.	1,960,351	152,653
	Illinois Tool Works, Inc.	2,798,300	151,640
	Raytheon Co.	2,628,340	141,641
	Norfolk Southern Corp.	2,338,665	122,944
	Waste Management, Inc.	3,140,703	122,644
	PACCAR, Inc.	1,389,692	120,959
	CSX Corp.	2,573,531	116,015
	Danaher Corp.	1,453,052	109,705
	Ingersoll-Rand Co.	1,806,385	99,026
	Precision Castparts Corp.	807,951	98,053
	Eaton Corp.	878,467	81,697
	Textron, Inc.	664,347	73,151
	L-3 Communications Holdings, Inc.	736,076	71,686
	ITT Industries, Inc.	1,033,684	70,580
	Rockwell Collins, Inc.	991,243	70,021
	Southwest Airlines Co.	4,644,612	69,251
	Parker Hannifin Corp.	682,835	66,856
	Masco Corp.	2,323,113	66,139
	Rockwell Automation, Inc.	927,722	64,421
	American Standard Cos., Inc.	1,065,340	62,834
	Dover Corp.	1,203,492	61,559
	Cooper Industries, Inc. Class A	1,075,770	61,416
	Pitney Bowes, Inc.	1,308,214	61,251
	Cummins Inc.	583,582	59,064
	Fluor Corp.	519,401	57,846
	R.R. Donnelley & Sons Co.	1,278,559	55,630
*	McDermott International, Inc.	651,788	54,177
	Expeditors International of Washington, Inc.	1,256,804	51,906
	C.H. Robinson Worldwide Inc.	975,989	51,259
*	Terex Corp.	599,477	48,737
	Manpower Inc.	500,890	46,202
*	Foster Wheeler Ltd.	405,146	43,347
	Goodrich Corp.	702,625	41,848
	Joy Global Inc.	699,990	40,830
*	Jacobs Engineering Group Inc.	697,460	40,111
	W.W. Grainger, Inc.	421,283	39,200
	Avery Dennison Corp.	582,706	38,738
	Equifax, Inc.	868,075	38,560
*	AMR Corp.	1,415,565	37,300

44

	The Dun & Bradstreet Corp.	361,982	37,277
	Republic Services, Inc. Class A	1,142,257	34,999
	Robert Half International, Inc.	941,101	34,350
	Cintas Corp.	847,817	33,429
	Pall Corp.	721,965	33,203
	Fastenal Co.	758,354	31,745
	SPX Corp.	338,481	29,722
	Roper Industries Inc.	514,611	29,384
	The Manitowoc Co., Inc.	363,357	29,207
*	Monster Worldwide Inc.	693,495	28,503
	Oshkosh Truck Corp.	436,320	27,453
*	UAL Corp.	653,429	26,523
*	Allied Waste Industries, Inc.	1,966,432	26,468
*	KBR Inc.	989,882	25,965
	Harsco Corp.	495,884	25,786
	Ametek, Inc.	624,606	24,784
	Flowserve Corp.	342,763	24,542
*	AGCO Corp.	538,163	23,362
*	Stericycle, Inc.	524,172	23,305
*	General Cable Corp.	304,640	23,076
*	Corrections Corp. of America	358,979	22,655
*	Hertz Global Holdings Inc.	851,616	22,627
*	BE Aerospace, Inc.	533,930	22,051
*	Shaw Group, Inc.	474,950	21,985
	Pentair, Inc.	560,374	21,614
*	^ USG Corp.	434,730	21,319
*	Quanta Services, Inc.	694,430	21,298
*	Spirit Aerosystems Holdings Inc.	588,575	21,218
*	Thomas & Betts Corp.	354,120	20,539
	Trinity Industries, Inc.	470,629	20,491
*	ChoicePoint Inc.	471,416	20,012
*	Alliant Techsystems, Inc.	194,846	19,319
	Ryder System, Inc.	358,631	19,294
	Kennametal, Inc.	227,922	18,696
	IDEX Corp.	476,038	18,347
*	Continental Airlines, Inc. Class B	532,398	18,032
	Teleflex Inc.	218,466	17,866
*	Covanta Holding Corp.	721,331	17,781
	Lincoln Electric Holdings, Inc.	239,458	17,777
	The Brink’s Co.	286,638	17,740
*	WESCO International, Inc.	290,129	17,538
	J.B. Hunt Transport Services, Inc.	597,307	17,513
*	Armor Holdings, Inc.	199,447	17,326
	The Timken Co.	472,650	17,067
*	Avis Budget Group, Inc.	597,183	16,978
	Carlisle Co., Inc.	365,028	16,977
*	Kansas City Southern	448,695	16,844
	Hubbell Inc. Class B	300,154	16,274
	Landstar System, Inc.	335,651	16,195
	Laidlaw International Inc.	467,637	16,157
	Graco, Inc.	397,083	15,995
	Florida East Coast Industries, Inc. Class A	188,901	15,675
	MSC Industrial Direct Co., Inc. Class A	284,144	15,628

45

*	Owens Corning Inc.	464,131	15,609
	Acuity Brands, Inc.	257,135	15,500
	Donaldson Co., Inc.	428,000	15,215
	The Corporate Executive Board Co.	230,440	14,958
	GATX Corp.	303,317	14,938
*	URS Corp.	306,799	14,895
	Bucyrus International, Inc.	209,417	14,823
*	US Airways Group Inc.	487,102	14,745
*	First Solar, Inc.	163,681	14,615
	Belden Inc.	259,962	14,389
	The Toro Co.	242,232	14,265
*	Washington Group International, Inc.	176,311	14,107
*	United Rentals, Inc.	432,662	14,079
	Con-way, Inc.	277,505	13,942
	DRS Technologies, Inc.	238,585	13,664
*	EMCOR Group, Inc.	187,228	13,649
	Granite Construction Co.	209,920	13,473
*	Gardner Denver Inc.	310,604	13,216
*	Copart, Inc.	429,069	13,125
	Crane Co.	288,771	13,125
	Alexander & Baldwin, Inc.	239,963	12,744
	Watson Wyatt & Co. Holdings	250,638	12,652
*	YRC Worldwide, Inc.	336,696	12,390
	Deluxe Corp.	303,543	12,327
*	Waste Connections, Inc.	401,951	12,155
	Herman Miller, Inc.	384,642	12,155
	Curtiss-Wright Corp.	259,695	12,104
*	Armstrong Worldwide Industries, Inc.	241,170	12,095
*	United Stationers, Inc.	179,369	11,953
	IKON Office Solutions, Inc.	763,169	11,913
*	Genlyte Group, Inc.	150,298	11,804
	Lennox International Inc.	342,272	11,716
*	Hexcel Corp.	554,568	11,685
*	Kirby Corp.	296,860	11,396
*	Ceradyne, Inc.	151,844	11,230
	Baldor Electric Co.	227,298	11,201
	Brady Corp. Class A	297,008	11,031
	CLARCOR Inc.	286,183	10,712
	HNI Corp.	259,701	10,648
*	^ JetBlue Airways Corp.	883,228	10,378
	Actuant Corp.	161,942	10,212
	Macquarie Infrastructure Company LLC	245,547	10,185
*	GrafTech International Ltd.	598,269	10,075
	Wabtec Corp.	275,338	10,058
*	PHH Corp.	315,222	9,838
	Woodward Governor Co.	181,737	9,754
*	American Commercial Lines Inc.	366,182	9,539
*	EGL, Inc.	204,092	9,486
*	Moog Inc.	213,703	9,426
*	FTI Consulting, Inc.	245,244	9,327
	Briggs & Stratton Corp.	292,543	9,233
	UTI Worldwide, Inc.	344,240	9,222
*	IHS Inc. Class A	199,984	9,199

46

	UAP Holding Corp.	303,370	9,144
*	Teledyne Technologies, Inc.	195,968	9,005
	Nordson Corp.	179,485	9,003
*	Resources Connection, Inc.	269,911	8,956
	Kaydon Corp.	166,600	8,683
	Skywest, Inc.	359,571	8,569
	Regal-Beloit Corp.	183,355	8,533
*	Geo Group Inc.	291,605	8,486
*	Infrasource Services Inc.	224,655	8,335
*	Hub Group, Inc.	230,635	8,109
	Valmont Industries, Inc.	111,092	8,083
	^ Simpson Manufacturing Co.	237,136	8,001
*	Labor Ready, Inc.	344,291	7,957
	Mine Safety Appliances Co.	181,660	7,949
	Watsco, Inc.	142,662	7,761
*	Perini Corp.	124,606	7,667
	Mueller Water Products, Inc.	507,035	7,606
	Walter Industries, Inc.	258,908	7,498
*	Orbital Sciences Corp.	356,822	7,497
	Mueller Industries Inc.	216,646	7,461
*	TeleTech Holdings, Inc.	227,693	7,395
	Steelcase Inc.	390,895	7,232
*	Tetra Tech, Inc.	330,347	7,119
*	AAR Corp.	214,780	7,090
*	^ Energy Conversion Devices, Inc.	228,897	7,055
	Applied Industrial Technology, Inc.	230,420	6,797
	^ Knight Transportation, Inc.	350,687	6,796
*	Acco Brands Corp.	293,112	6,756
	Forward Air Corp.	196,252	6,690
*	Huron Consulting Group Inc.	89,716	6,550
*	Alaska Air Group, Inc.	232,093	6,466
	Watts Water Technologies, Inc.	172,131	6,450
	Barnes Group, Inc.	201,757	6,392
*	American Reprographics Co.	207,131	6,378
*	Korn/Ferry International	241,232	6,335
*	Esterline Technologies Corp.	130,055	6,283
	Werner Enterprises, Inc.	307,978	6,206
*	Cenveo Inc.	264,749	6,140
	Horizon Lines Inc.	184,434	6,042
*	NCI Building Systems, Inc.	122,047	6,021
*	Genesee & Wyoming Inc. Class A	200,214	5,974
*	M&F Worldwide Corp.	88,518	5,894
	Albany International Corp.	145,568	5,887
	Pacer International, Inc.	248,845	5,853
	Arkansas Best Corp.	149,256	5,817
	Heartland Express, Inc.	354,360	5,776
*	Mobile Mini, Inc.	196,866	5,748
	Apogee Enterprises, Inc.	205,771	5,725
*	Dollar Thrifty Automotive Group, Inc.	139,843	5,711
	ABM Industries Inc.	221,187	5,709
	Triumph Group, Inc.	87,060	5,700
*	ESCO Technologies Inc.	157,128	5,697
*	AirTran Holdings, Inc.	507,656	5,544

47

*	^ Evergreen Solar, Inc.	588,135	5,470
*	School Specialty, Inc.	154,233	5,466
*	The Advisory Board Co.	97,354	5,409
	Viad Corp.	127,370	5,371
	Interface, Inc.	284,149	5,359
*	^ Navigant Consulting, Inc.	288,731	5,359
*	The Middleby Corp.	86,428	5,170
*	Old Dominion Freight Line, Inc.	170,917	5,153
*	^ Taser International Inc.	368,763	5,148
	Genco Shipping and Trading Ltd.	123,665	5,102
	A.O. Smith Corp.	127,078	5,069
*	^ Beacon Roofing Supply, Inc.	298,320	5,068
*	Heidrick & Struggles International, Inc.	96,028	4,920
*	EnPro Industries, Inc.	114,815	4,913
*	CoStar Group, Inc.	92,838	4,909
	Administaff, Inc.	142,164	4,761
*	^ Fuel-Tech N.V.	136,450	4,673
	^ Eagle Bulk Shipping Inc.	207,556	4,651
	Knoll, Inc.	206,399	4,623
	Kaman Corp. Class A	147,460	4,599
	Cascade Corp.	58,438	4,584
	Freightcar America Inc.	95,289	4,559
	^ Franklin Electric, Inc.	94,896	4,477
	Healthcare Services Group, Inc.	151,758	4,477
*	RBC Bearings Inc.	108,161	4,462
*	Interline Brands, Inc.	169,146	4,411
	NACCO Industries, Inc. Class A	28,296	4,400
	Universal Forest Products, Inc.	103,748	4,384
	^ United Industrial Corp.	72,828	4,368
*	TransDigm Group, Inc.	107,600	4,353
	Aircastle Ltd.	108,767	4,330
*	Superior Essex Inc.	115,197	4,303
	Ameron International Corp.	47,058	4,244
*	Consolidated Graphics, Inc.	60,648	4,202
	McGrath RentCorp	124,473	4,193
*	Columbus McKinnon Corp.	129,227	4,161
*	Atlas Air Worldwide Holdings, Inc.	70,225	4,139
	^ Titan International, Inc.	129,829	4,104
*	Republic Airways Holdings Inc.	199,454	4,059
*	Kforce Inc.	253,355	4,049
*	Clean Harbors Inc.	80,231	3,965
*	Hudson Highland Group, Inc.	183,422	3,923
	G & K Services, Inc. Class A	98,103	3,876
	Federal Signal Corp.	243,310	3,859
*	Spherion Corp.	407,543	3,827
*	Houston Wire & Cable Co.	134,042	3,808
*	Chart Industries, Inc.	133,008	3,783
	^ Lindsay Manufacturing Co.	85,388	3,782
*	Kenexa Corp.	99,327	3,746
*	Griffon Corp.	169,887	3,700
	Tredegar Corp.	171,823	3,660
*	Kadant Inc.	116,660	3,640
	Bowne & Co., Inc.	186,146	3,632

48

	Rollins, Inc.	158,178	3,602
*	^ Amerco, Inc.	47,702	3,602
	^ Encore Wire Corp.	121,753	3,584
	Robbins & Myers, Inc.	67,264	3,574
	Comfort Systems USA, Inc.	245,897	3,487
*	^ American Superconductor Corp.	178,773	3,452
*	II-VI, Inc.	126,474	3,436
	CDI Corp.	105,101	3,384
*	^ Insituform Technologies Inc. Class A	154,403	3,368
*	Accuride Corp.	217,962	3,359
*	Williams Scotsman International Inc.	141,059	3,359
	Cubic Corp.	110,616	3,338
*	Flow International Corp.	263,640	3,322
	Kelly Services, Inc. Class A	120,603	3,312
*	GenCorp, Inc.	251,968	3,293
	EDO Corp.	99,693	3,277
*	Astec Industries, Inc.	77,461	3,270
*	Lamson & Sessions Co.	121,588	3,231
	Raven Industries, Inc.	89,865	3,209
*	Sequa Corp. Class A	28,112	3,149
	Tennant Co.	86,072	3,142
*	Team, Inc.	69,155	3,110
*	Ladish Co., Inc.	72,096	3,100
*	Pike Electric Corp.	136,320	3,051
	CIRCOR International, Inc.	75,222	3,041
	Quintana Maritime Ltd.	191,733	3,033
	Diamond Management and Technology Consultants, Inc.	228,507	3,016
*	CBIZ Inc.	409,207	3,008
*	Goodman Global, Inc.	135,179	3,004
	Dynamic Materials Corp.	79,714	2,989
*	^ American Science & Engineering, Inc.	51,328	2,918
*	H&E Equipment Services, Inc.	103,792	2,879
	Gorman-Rupp Co.	89,537	2,853
	^ The Greenbrier Cos., Inc.	92,800	2,804
*	AZZ Inc.	79,996	2,692
	Ennis, Inc.	113,623	2,672
*	^ A.S.V., Inc.	154,007	2,661
*	Innovative Solutions and Support, Inc.	114,507	2,659
*	Midwest Air Group Inc.	176,695	2,654
*	Altra Holdings Inc.	152,056	2,628
*	Furmanite Corp.	337,441	2,612
	Wabash National Corp.	177,460	2,596
*	L.B. Foster Co. Class A	89,402	2,564
*	Pinnacle Airlines Corp.	136,307	2,556
*	^ TurboChef Technologies, Inc.	179,969	2,505
*	CRA International Inc.	51,955	2,504
*	^ Odyssey Marine Exploration, Inc.	413,900	2,488
*	Blount International, Inc.	186,923	2,445
*	^ Waste Services, Inc.	200,663	2,438
*	Lydall, Inc.	164,632	2,405
*	Saia, Inc.	87,260	2,379
*	^ 3D Systems Corp.	95,087	2,365
*	Cornell Cos., Inc.	94,136	2,312

49

	LSI Industries Inc.	128,076	2,293
*	DynCorp International Inc. Class A	101,989	2,243
*	Layne Christensen Co.	54,199	2,219
*	ABX Air, Inc.	274,898	2,216
	^ HEICO Corp.	52,314	2,201
	American Woodmark Corp.	62,324	2,156
*	TRC Cos., Inc.	145,353	2,156
	^ Mueller Water Products, Inc. Class A	125,170	2,135
*	On Assignment, Inc.	199,161	2,135
	Waste Industries USA, Inc.	61,896	2,113
*	Volt Information Sciences Inc.	114,143	2,105
	Lawson Products, Inc.	53,965	2,088
*	^ FuelCell Energy, Inc.	263,058	2,083
*	^ Power-One, Inc.	521,025	2,074
*	Sterling Construction Co., Inc.	97,886	2,070
	Applied Signal Technology, Inc.	130,069	2,030
*	Ducommun, Inc.	78,760	2,026
	Bluelinx Holdings Inc.	192,732	2,022
*	NuCo2, Inc.	78,630	2,018
*	Allegiant Travel Co.	65,232	2,005
	Sun Hydraulics Corp.	39,468	1,944
	Standex International Corp.	68,266	1,941
*	^ Ultralife Batteries, Inc.	178,984	1,883
	Quixote Corp.	99,807	1,866
*	Commercial Vehicle Group Inc.	99,985	1,863
*	Miller Industries, Inc.	73,120	1,835
*	GP Strategies Corp.	168,610	1,834
	TAL International Group, Inc.	60,909	1,810
*	Celadon Group Inc.	113,221	1,800
*	COMSYS IT Partners Inc.	78,445	1,789
*	First Consulting Group, Inc.	187,617	1,782
	Met-Pro Corp.	112,080	1,761
*	Argon ST, Inc.	74,682	1,733
*	^ Innerworkings, Inc.	107,671	1,725
*	Exponent, Inc.	76,974	1,722
*	Learning Tree International, Inc.	126,909	1,663
*	Park-Ohio Holdings Corp.	60,376	1,648
	Insteel Industries, Inc.	91,143	1,641
*	Builders FirstSource, Inc.	101,792	1,635
*	Gehl Co.	53,660	1,629
*	^ Medis Technology Ltd.	109,699	1,611
	Aceto Corp.	173,029	1,604
	Frozen Food Express Industries, Inc.	157,630	1,598
*	MTC Technologies, Inc.	64,193	1,577
*	^ Trex Co., Inc.	79,498	1,561
	AAON, Inc.	48,740	1,552
*	Taleo Corp. Class A	68,810	1,550
	^ American Railcar Industries, Inc.	39,700	1,548
	Electro Rent Corp.	105,597	1,535
*	^ Frontier Airlines Holdings, Inc.	270,228	1,513
*	EnerSys	82,532	1,510
*	GeoEye Inc.	69,433	1,509
*	Tecumseh Products Co. Class A	93,437	1,468

50

*	LECG Corp.	95,519	1,443
	Angelica Corp.	67,611	1,425
*	Michael Baker Corp.	38,300	1,423
	Ampco-Pittsburgh Corp.	34,868	1,398
*	Rush Enterprises, Inc. Class A	64,113	1,393
*	^ Capstone Turbine Corp.	1,276,415	1,379
*	Marten Transport, Ltd.	75,562	1,361
*	WCA Waste Corp.	151,831	1,347
	Vicor Corp.	97,437	1,289
*	^ Flanders Corp.	162,871	1,254
*	ICT Group, Inc.	66,560	1,245
*	^ Ionatron Inc.	317,842	1,240
	HEICO Corp. Class A	34,188	1,202
*	Casella Waste Systems, Inc.	110,869	1,195
*	Axsys Technologies, Inc.	55,663	1,191
	Hardinge, Inc.	34,869	1,187
	Alamo Group, Inc.	45,782	1,154
*	Herley Industries Inc.	70,308	1,151
*	Standard Parking Corp.	32,761	1,151
*	Dynamex Inc.	44,866	1,145
*	U.S. Xpress Enterprises, Inc.	60,002	1,115
*	^ Plug Power, Inc.	354,009	1,112
	American Ecology Corp.	51,472	1,103
*	Sirva Inc.	552,860	1,095
	Barrett Business Services, Inc.	41,290	1,067
	Multi-Color Corp.	26,867	1,056
*	PeopleSupport Inc.	92,019	1,044
*	Powell Industries, Inc.	32,304	1,026
	The Standard Register Co.	89,723	1,023
*	Magnatek, Inc.	198,452	1,022
*	^ PRG-Schultz International, Inc.	64,070	1,019
*	^ Microvision, Inc.	198,249	991
	Twin Disc, Inc.	13,458	968
*	^ C & D Technologies, Inc.	168,983	946
*	ExpressJet Holdings, Inc.	154,630	925
*	Covenant Transport, Inc.	80,957	923
	^ Badger Meter, Inc.	32,438	917
*	International Shipholding Corp.	43,694	880
*	Mesa Air Group Inc.	131,469	869
*	Rush Enterprises, Inc. Class B	40,880	856
*	Hurco Cos., Inc.	16,800	840
*	K-Tron International, Inc	8,129	824
*	USA Truck, Inc.	47,743	793
	Todd Shipyards Corp.	38,185	790
*	MAIR Holdings, Inc.	118,810	784
*	Integrated Electrical Services, Inc.	23,606	778
	Chase Corp.	46,200	776
*	Quality Distribution Inc.	68,896	774
	Schawk, Inc.	38,552	772
*	^ Valence Technology Inc.	695,086	772
*	^ Milacron Inc.	86,017	751
*	P.A.M. Transportation Services, Inc.	40,667	743
*	Huttig Building Products, Inc.	97,846	741

51

*	Active Power, Inc.	389,280	693
*	U.S. Home Systems, Inc.	66,277	659
*	Hawaiian Holdings, Inc.	166,836	609
	Omega Flex Inc.	30,171	584
*	TBS International Ltd.	18,900	537
*	^ The Allied Defense Group, Inc.	67,200	517
*	Perma-Fix Environmental Services, Inc.	158,132	485
*	La Barge, Inc.	39,422	484
*	Stantec Inc.	14,600	478
	L.S. Starrett Co. Class A	23,004	421
*	^ Distributed Energy Systems Corp.	319,370	415
*	Nashua Corp.	38,415	414
	^ AMREP Corp.	8,700	414
	Hubbell Inc. Class A	7,600	411
*	Intersections Inc.	39,228	392
*	CompuDyne Corp.	71,913	390
*	^ Protection One, Inc.	25,957	388
	CompX International Inc.	20,194	374
*	Raytheon Co. Warrants Exp. 6/16/11	19,938	368
	Sypris Solutions, Inc.	44,764	359
*	Mac-Gray Corp.	22,933	351
*	Willis Lease Finance Corp.	30,160	350
*	APAC Teleservices, Inc.	141,070	343
*	Modtech Holdings, Inc.	114,084	308
*	^ Arrowhead Research Corp.	59,746	301
*	Paragon Technologies, Inc.	40,335	270
*	SL Industries, Inc.	15,000	262
*	Aerosonic Corp.	32,574	251
	Xerium Technologies Inc.	29,420	224
*	UQM Technologies, Inc.	52,950	221
*	Pemco Aviation Group, Inc.	20,714	201
*	Universal Truckload Services, Inc.	8,352	166
*	LMI Aerospace, Inc.	6,500	158
*	First Advantage Corp. Class A	6,700	154
*	Innotrac Corp.	62,932	151
*	Spherix Inc.	58,860	138
*	Advanced Environmental Recycling Technologies, Inc.	78,953	127
*	TRM Corp.	68,332	100
*	^ Arotech Corp.	28,972	98
*	Catalytica Energy Systems, Inc.	74,606	90
*	^ Millennium Cell Inc.	128,346	86
*	Environmental Tectonics Corp.	19,900	46
*	DT Industries, Inc.	525,268	2
*	BMC Industries, Inc.	211,416	—
*	Stonepath Group, Inc.	7,376	—
			11,638,200
Information Technology (15.6%)
	Microsoft Corp.	51,906,513	1,529,685
*	Cisco Systems, Inc.	35,574,108	990,739
	International Business Machines Corp.	8,867,120	933,264
	Intel Corp.	33,966,060	807,034
	Hewlett-Packard Co.	15,905,309	709,695
*	Google Inc.	1,315,669	688,595

52

*	Apple Computer, Inc.	5,076,308	619,513
*	Oracle Corp.	24,417,286	481,265
	QUALCOMM Inc.	9,756,471	423,333
*	Dell Inc.	12,041,420	343,783
	Texas Instruments, Inc.	8,739,735	328,876
	Motorola, Inc.	14,239,359	252,037
*	Corning, Inc.	9,246,177	236,240
*	EMC Corp.	12,973,710	234,824
*	eBay Inc.	6,569,989	211,422
*	Yahoo! Inc.	7,190,785	195,086
	Applied Materials, Inc.	8,227,707	163,485
	Automatic Data Processing, Inc.	3,241,750	157,128
	Accenture Ltd.	3,470,160	148,835
	First Data Corp.	4,435,471	144,907
*	Adobe Systems, Inc.	3,466,614	139,185
*	Sun Microsystems, Inc.	21,218,631	111,610
*	Symantec Corp.	5,447,856	110,047
*	Xerox Corp.	5,589,297	103,290
	Western Union Co.	4,547,784	94,730
*	Agilent Technologies, Inc.	2,394,548	92,046
*	Electronic Arts Inc.	1,827,319	86,469
	Electronic Data Systems Corp.	3,048,722	84,541
*	NVIDIA Corp.	1,990,977	82,247
*	Broadcom Corp.	2,790,896	81,634
*	Juniper Networks, Inc.	3,168,601	79,754
	Paychex, Inc.	2,022,210	79,109
	Analog Devices, Inc.	1,965,661	73,987
	Seagate Technology	3,230,099	70,319
	MasterCard, Inc. Class A	399,085	66,196
*	SanDisk Corp.	1,326,330	64,911
	KLA-Tencor Corp.	1,177,031	64,678
*	Network Appliance, Inc.	2,202,215	64,305
	CA, Inc.	2,486,312	64,221
*	MEMC Electronic Materials, Inc.	1,048,347	64,075
*	Autodesk, Inc.	1,355,660	63,824
	^ Linear Technology Corp.	1,763,953	63,820
*	Cognizant Technology Solutions Corp.	841,059	63,155
	Maxim Integrated Products, Inc.	1,890,026	63,146
	Fidelity National Information Services, Inc.	1,118,355	60,704
*	Computer Sciences Corp.	1,012,557	59,893
*	Intuit, Inc.	1,937,260	58,273
*	Micron Technology, Inc.	4,450,030	55,759
*	NCR Corp.	1,051,153	55,228
*	Fiserv, Inc.	969,634	55,075
*	Marvell Technology Group Ltd.	2,929,956	53,354
	National Semiconductor Corp.	1,879,847	53,143
	Xilinx, Inc.	1,957,455	52,401
	Microchip Technology, Inc.	1,273,670	47,177
	Altera Corp.	2,101,568	46,508
*	^ Advanced Micro Devices, Inc.	3,233,595	46,240
*	VeriSign, Inc.	1,432,535	45,454
*	Avaya Inc.	2,672,399	45,003
*	Akamai Technologies, Inc.	896,925	43,626

53

	Harris Corp.	790,741	43,135
*	LAM Research Corp.	835,946	42,968
*	Flextronics International Ltd.	3,579,310	38,657
	Amphenol Corp.	1,049,739	37,423
*	BMC Software, Inc.	1,202,044	36,422
*	Cadence Design Systems, Inc.	1,649,628	36,226
*	Citrix Systems, Inc.	1,064,216	35,832
*	Avnet, Inc.	871,474	34,545
*	LSI Corp.	4,558,203	34,232
*	McAfee Inc.	940,871	33,119
*	BEA Systems, Inc.	2,310,049	31,625
*	CDW Corp.	369,872	31,428
*	Activision, Inc.	1,654,571	30,891
*	Affiliated Computer Services, Inc. Class A	544,562	30,888
*	Alliance Data Systems Corp.	399,300	30,858
*	Iron Mountain, Inc.	1,112,529	29,070
*	Ceridian Corp.	821,404	28,749
*	Lexmark International, Inc.	578,062	28,504
*	Arrow Electronics, Inc.	724,707	27,851
*	aQuantive, Inc.	435,042	27,756
*	Tellabs, Inc.	2,450,643	26,369
	Intersil Corp.	813,869	25,604
*	Western Digital Corp.	1,310,999	25,368
	Jabil Circuit, Inc.	1,126,701	24,866
*	DST Systems, Inc.	312,317	24,739
*	NAVTEQ Corp.	577,193	24,438
*	Red Hat, Inc.	1,078,601	24,031
*	salesforce.com, Inc.	535,792	22,964
*	Compuware Corp.	1,913,993	22,700
*	Synopsys, Inc.	850,989	22,492
*	Trimble Navigation Ltd.	690,143	22,223
*	Mettler-Toledo International Inc.	231,618	22,122
*	Novellus Systems, Inc.	729,960	20,709
*	CommScope, Inc.	352,090	20,544
	Diebold, Inc.	386,419	20,171
	Molex, Inc.	666,108	19,990
*	Hewitt Associates, Inc.	622,791	19,929
*	Cypress Semiconductor Corp.	848,824	19,769
*	Convergys Corp.	814,474	19,743
*	Teradyne, Inc.	1,118,823	19,669
*	Solectron Corp.	5,329,821	19,614
*	Ingram Micro, Inc. Class A	901,468	19,571
*	Varian Semiconductor Equipment Associates, Inc.	487,664	19,536
*	F5 Networks, Inc.	239,100	19,271
	Global Payments Inc.	473,436	18,772
*	Unisys Corp.	2,037,662	18,624
*	ON Semiconductor Corp.	1,717,149	18,408
*	Brocade Communications Systems, Inc.	2,323,602	18,171
*	Ciena Corp.	498,202	18,000
*	Integrated Device Technology Inc.	1,174,910	17,941
	FactSet Research Systems Inc.	260,839	17,828
*	CheckFree Corp.	439,396	17,664
*	Polycom, Inc.	524,306	17,617

54

*	ValueClick, Inc.	578,439	17,041
*	FLIR Systems, Inc.	367,738	17,008
	Tektronix, Inc.	486,777	16,424
*	^ JDS Uniphase Corp.	1,212,402	16,283
*	Zebra Technologies Corp. Class A	417,127	16,160
*	International Rectifier Corp.	427,587	15,932
*	Vishay Intertechnology, Inc.	1,006,993	15,931
*	Anixter International Inc.	209,184	15,733
*	QLogic Corp.	940,417	15,658
*	Novell, Inc.	2,001,027	15,588
	Broadridge Financial Solutions LLC	814,868	15,580
	Fair Isaac, Inc.	370,588	14,868
*	Atmel Corp.	2,586,441	14,381
*	Parametric Technology Corp.	660,046	14,264
*	Fairchild Semiconductor International, Inc.	723,487	13,978
	MoneyGram International, Inc.	496,086	13,866
*	Andrew Corp.	945,217	13,649
*	Foundry Networks, Inc.	816,424	13,602
*	^ Equinix, Inc.	146,849	13,432
*	Sybase, Inc.	540,077	12,902
*	SINA.com	306,496	12,830
*	Sonus Networks, Inc.	1,493,012	12,720
*	ADC Telecommunications, Inc.	693,583	12,713
*	MICROS Systems, Inc.	233,567	12,706
*	^ Nuance Communications, Inc.	749,107	12,533
*	Tech Data Corp.	324,552	12,482
	Jack Henry & Associates Inc.	483,386	12,447
*	ANSYS, Inc.	456,231	12,090
*	^ Itron, Inc.	151,876	11,837
*	^ Cree, Inc.	455,761	11,781
*	THQ Inc.	381,075	11,630
	National Instruments Corp.	356,000	11,595
	Acxiom Corp.	437,800	11,580
*	TIBCO Software Inc.	1,252,518	11,335
*	Tessera Technologies, Inc.	277,736	11,262
*	Arris Group Inc.	638,634	11,234
*	Emulex Corp.	510,430	11,148
*	Digital River, Inc.	237,974	10,768
*	Amkor Technology, Inc.	683,617	10,767
*	Harris Stratex Networks, Inc. Class A	580,516	10,438
*	j2 Global Communications, Inc.	294,015	10,261
*	VeriFone Holdings, Inc.	287,651	10,140
*	Microsemi Corp.	419,971	10,058
*	FormFactor Inc.	262,537	10,055
*	Silicon Laboratories Inc.	289,798	10,030
*	Interdigital Communications Corp.	310,194	9,979
*	Gartner, Inc. Class A	405,114	9,962
*	Dolby Laboratories Inc.	278,489	9,861
*	Sanmina-SCI Corp.	3,139,031	9,825
	ADTRAN Inc.	377,183	9,795
*	eFunds Corp.	276,918	9,772
*	3Com Corp.	2,351,416	9,711
*	PMC Sierra Inc.	1,247,273	9,641

55

*	Atheros Communications, Inc.	310,346	9,571
*	Benchmark Electronics, Inc.	423,009	9,568
*	Electronics for Imaging, Inc.	336,278	9,490
*	Macrovision Corp.	313,964	9,438
*	Perot Systems Corp.	530,444	9,039
*	VistaPrint Ltd.	234,790	8,981
*	Palm, Inc.	554,564	8,879
*	CACI International, Inc.	181,490	8,866
*	Cymer, Inc.	219,309	8,816
*	Rambus Inc.	486,423	8,746
*	^ Take-Two Interactive Software, Inc.	427,614	8,539
*	^ Avid Technology, Inc.	241,506	8,537
*	BISYS Group, Inc.	711,853	8,421
*	BearingPoint, Inc.	1,132,433	8,278
*	Lawson Software, Inc.	835,867	8,267
*	Avocent Corp.	282,057	8,182
*	Wright Express Corp.	238,218	8,164
*	Brooks Automation, Inc.	446,984	8,113
*	Entegris Inc.	682,016	8,102
*	MPS Group, Inc.	604,668	8,084
*	Semtech Corp.	458,777	7,951
*	Transaction Systems Architects, Inc.	236,083	7,947
*	CSG Systems International, Inc.	298,092	7,902
*	SAIC, Inc.	432,939	7,823
*	NETGEAR, Inc.	214,235	7,766
*	Progress Software Corp.	243,713	7,748
	Imation Corp.	207,317	7,642
	Plantronics, Inc.	284,116	7,450
	United Online, Inc.	444,678	7,333
*	^ Intermec, Inc.	287,853	7,286
*	RF Micro Devices, Inc.	1,139,765	7,112
*	^ OmniVision Technologies, Inc.	390,673	7,075
*	^ Finisar Corp.	1,843,540	6,969
*	Insight Enterprises, Inc.	306,205	6,911
*	CNET Networks, Inc.	831,678	6,811
*	Informatica Corp.	455,029	6,721
*	MKS Instruments, Inc.	241,601	6,692
	Total System Services, Inc.	226,653	6,689
*	Plexus Corp.	283,919	6,527
*	Skyworks Solutions, Inc.	875,245	6,433
	Technitrol, Inc.	223,973	6,421
*	FEI Co.	196,897	6,391
*	Mentor Graphics Corp.	485,173	6,390
*	Checkpoint Systems, Inc.	252,591	6,378
*	CMGI Inc.	3,253,340	6,344
*	MicroStrategy Inc.	66,717	6,304
*	^ L-1 Identity Solutions Inc.	306,435	6,267
*	Synaptics Inc.	172,808	6,185
*	SRA International, Inc.	244,352	6,172
*	Dycom Industries, Inc.	204,858	6,142
*	SiRF Technology Holdings, Inc.	294,811	6,114
*	Websense, Inc.	287,037	6,100
*	Zoran Corp.	304,328	6,099

56

*	ATMI, Inc.	202,933	6,088
*	EarthLink, Inc.	810,294	6,053
*	Trident Microsystems, Inc.	322,108	5,911
*	Quest Software, Inc.	364,969	5,909
*	Wind River Systems Inc.	529,114	5,820
*	Blackboard Inc.	137,831	5,805
*	Coherent, Inc.	189,547	5,783
*	Diodes Inc.	136,965	5,721
*	Tekelec	395,438	5,702
*	Comtech Telecommunications Corp.	122,556	5,689
*	DealerTrack Holdings Inc.	154,012	5,674
*	Novatel Wireless, Inc.	211,538	5,504
*	^ SunPower Corp. Class A	87,060	5,489
*	Opsware, Inc.	576,198	5,480
*	Rofin-Sinar Technologies Inc.	79,231	5,467
	Blackbaud, Inc.	246,865	5,451
*	Aeroflex, Inc.	378,427	5,362
*	RealNetworks, Inc.	652,456	5,331
*	^ Sohu.com Inc.	165,540	5,296
	InfoSpace, Inc.	227,764	5,286
*	Omniture, Inc.	230,466	5,282
	Cognex Corp.	230,076	5,179
*	Blue Coat Systems, Inc.	104,554	5,178
	MAXIMUS, Inc.	118,532	5,142
*	Riverbed Technology, Inc.	117,044	5,129
	MTS Systems Corp.	114,708	5,124
*	Powerwave Technologies, Inc.	761,968	5,105
	AVX Corp.	304,822	5,103
*	^ Net 1 UEPS Technologies, Inc.	209,733	5,065
	Molex, Inc. Class A	189,925	5,043
*	^ Advent Software, Inc.	153,457	4,995
*	Silicon Image, Inc.	580,850	4,984
*	Komag, Inc.	154,968	4,942
*	Concur Technologies, Inc.	215,855	4,932
*	Mastec Inc.	308,007	4,873
*	Spansion Inc. Class A	438,216	4,864
*	Rogers Corp.	129,031	4,774
*	Euronet Worldwide, Inc.	162,839	4,748
*	^ ANADIGICS, Inc.	344,065	4,745
*	Applied Micro Circuits Corp.	1,875,214	4,688
*	Cabot Microelectronics Corp.	131,392	4,663
*	Brightpoint, Inc.	336,809	4,645
*	VASCO Data Security International, Inc.	203,910	4,641
	Black Box Corp.	111,670	4,621
*	Advanced Energy Industries, Inc.	202,659	4,592
	Micrel, Inc.	360,916	4,591
*	Littelfuse, Inc.	132,534	4,476
*	Electro Scientific Industries, Inc.	214,030	4,452
	Agilysys, Inc.	197,088	4,434
*	ScanSource, Inc.	138,115	4,418
*	^ UTStarcom, Inc.	776,768	4,358
*	Cirrus Logic, Inc.	521,265	4,327
*	ViaSat, Inc.	132,661	4,258

57

*	Sycamore Networks, Inc.	1,056,589	4,247
*	KEMET Corp.	601,276	4,239
*	Manhattan Associates, Inc.	151,740	4,235
*	Conexant Systems, Inc.	3,067,009	4,232
*	SAVVIS, Inc.	85,202	4,218
*	JDA Software Group, Inc.	211,374	4,149
	Syntel, Inc.	134,330	4,082
*	SPSS, Inc.	92,090	4,065
*	Standard Microsystem Corp.	117,622	4,039
*	^ Bankrate, Inc.	83,886	4,020
	Quality Systems, Inc.	105,498	4,006
*	Vignette Corp.	209,004	4,005
*	^ Sigma Designs, Inc.	153,284	3,999
	^ Daktronics, Inc.	186,136	3,998
*	Newport Corp.	258,119	3,996
*	Interwoven Inc.	281,581	3,953
*	Ariba, Inc.	395,463	3,919
*	Axcelis Technologies, Inc.	581,178	3,772
*	Epicor Software Corp.	247,957	3,687
*	TriQuint Semiconductor, Inc.	727,630	3,682
*	AMIS Holdings Inc.	287,057	3,594
*	SonicWALL, Inc.	416,173	3,575
*	C-COR Inc.	248,790	3,498
*	Internap Network Services Corp.	242,373	3,495
*	^ MRV Communications Inc.	1,072,071	3,484
*	^ Netlogic Microsystems Inc.	109,256	3,479
*	TTM Technologies, Inc.	266,778	3,468
*	Sapient Corp.	446,452	3,451
*	Hittite Microwave Corp.	80,343	3,433
*	eCollege.com Inc.	153,942	3,425
*	Aspen Technologies, Inc.	243,198	3,405
*	^ Echelon Corp.	217,659	3,402
*	Veeco Instruments, Inc.	163,059	3,382
*	Quantum Corp.	1,062,394	3,368
	Openwave Systems Inc.	537,806	3,367
*	Kulicke & Soffa Industries, Inc.	319,164	3,342
*	Internet Capital Group Inc.	268,779	3,333
*	Covansys Corp.	97,960	3,324
*	The Ultimate Software Group, Inc.	114,456	3,311
	Methode Electronics, Inc. Class A	211,558	3,311
*	ManTech International Corp.	107,021	3,299
*	LoJack Corp.	146,180	3,258
	^ Heartland Payment Systems, Inc.	111,060	3,257
*	Global Cash Access, Inc.	201,899	3,234
*	S1 Corp.	403,486	3,224
*	Harmonic, Inc.	350,108	3,105
*	^ Stratasys, Inc.	65,303	3,068
*	Chordiant Software, Inc.	195,650	3,064
*	Authorize.Net Holdings Inc.	169,804	3,038
*	Cogent Inc.	206,744	3,037
*	Nextwave Wireless Inc.	361,497	3,019
*	Magma Design Automation, Inc.	214,586	3,013
*	Lattice Semiconductor Corp.	526,254	3,010

58

	Gevity HR, Inc.	154,688	2,990
*	DSP Group Inc.	146,011	2,989
*	Silicon Storage Technology, Inc.	798,604	2,979
*	OSI Systems Inc.	108,465	2,967
*	Supertex, Inc.	94,184	2,952
	Inter-Tel, Inc.	123,107	2,946
*	Photronics, Inc.	196,712	2,927
*	Sykes Enterprises, Inc.	153,741	2,920
*	Greenfield Online, Inc.	180,784	2,876
*	Safeguard Scientifics, Inc.	1,019,282	2,864
*	Agile Software Corp.	351,955	2,837
*	Intevac, Inc.	133,217	2,832
*	Commvault Systems, Inc.	162,636	2,809
*	Loral Space and Communications Ltd.	56,717	2,795
*	Ansoft Corp.	94,490	2,787
*	The Knot, Inc.	135,796	2,742
*	Advanced Analogic Technologies, Inc.	276,051	2,678
*	Terremark Worldwide, Inc.	414,646	2,674
*	^ Universal Display Corp.	168,924	2,654
*	Forrester Research, Inc.	94,169	2,649
*	Sonic Solutions, Inc.	207,691	2,619
*	MSC Software Corp.	190,125	2,574
*	Actuate Software Corp.	377,770	2,565
	Cohu, Inc.	115,233	2,564
*	Iomega Corp.	549,738	2,556
*	LTX Corp.	456,363	2,537
*	Ciber, Inc.	309,231	2,530
*	Exar Corp.	188,256	2,523
*	^ Smith Micro Software, Inc.	167,180	2,518
*	Color Kinetics Inc.	75,260	2,514
*	^ On2 Technologies, Inc.	830,569	2,492
*	Gerber Scientific, Inc.	213,548	2,481
*	Extreme Networks, Inc.	607,425	2,460
*	^ Mindspeed Technologies, Inc.	1,103,808	2,439
*	Borland Software Corp.	410,120	2,436
*	RightNow Technologies Inc.	148,365	2,435
*	Lionbridge Technologies, Inc.	412,926	2,432
*	^ Avanex Corp.	1,348,223	2,427
	infoUSA Inc.	234,548	2,397
*	^ Sirenza Microdevices, Inc.	201,253	2,389
*	Nu Horizons Electronics Corp.	179,431	2,388
*	EPIQ Systems, Inc.	147,106	2,377
*	FARO Technologies, Inc.	74,573	2,376
	Park Electrochemical Corp.	83,876	2,364
*	Mattson Technology, Inc.	243,491	2,362
*	SYNNEX Corp.	113,707	2,344
*	Hutchinson Technology, Inc.	124,230	2,337
*	Digi International, Inc.	156,278	2,304
*	eSPEED, Inc. Class A	265,943	2,298
*	SupportSoft, Inc.	420,060	2,294
*	Perficient, Inc.	109,977	2,277
*	^ Infocrossing, Inc.	121,431	2,243
*	Gateway, Inc.	1,396,723	2,221

59

*	Secure Computing Corp.	291,209	2,210
	CTS Corp.	173,698	2,199
*	Rudolph Technologies, Inc.	131,178	2,179
*	Tyler Technologies, Inc.	173,963	2,159
*	SourceForge Inc.	511,027	2,157
*	Anaren, Inc.	121,285	2,136
*	CyberSource Corp.	176,165	2,125
*	Adaptec, Inc.	557,130	2,123
*	^ NVE Corp.	59,101	2,080
*	LoopNet, Inc.	88,710	2,070
*	Acacia Research–Acacia Technologies	127,950	2,068
*	^ TranSwitch Corp.	1,133,623	2,063
*	Moldflow Corp.	93,644	2,058
*	Symmetricom Inc.	244,757	2,056
*	Synchronoss Technologies, Inc.	69,400	2,036
*	Integrated Silicon Solution, Inc.	317,621	2,001
*	Microtune, Inc.	378,848	1,981
*	DTS Inc.	90,726	1,975
*	Smart Modular Technologies Inc.	142,200	1,957
*	Excel Technology, Inc.	70,021	1,956
*	Asyst Technologies, Inc.	268,860	1,944
*	Mercury Computer Systems, Inc.	159,199	1,942
*	Ixia	208,972	1,935
*	^ Maxwell Technologies, Inc.	135,774	1,931
*	^ ParkerVision, Inc.	160,756	1,921
*	Actel Corp.	136,197	1,895
*	Comtech Group Inc.	114,100	1,884
	^ Imergent, Inc.	76,500	1,871
*	iBasis, Inc.	182,686	1,836
*	SI International Inc.	55,024	1,817
*	Rimage Corp.	57,152	1,805
*	FalconStor Software, Inc.	170,408	1,798
	X-Rite Inc.	121,715	1,798
*	^ Rackable Systems Inc.	142,117	1,757
*	^ Genesis Microchip Inc.	187,553	1,755
*	Bottomline Technologies, Inc.	141,337	1,746
	TNS Inc.	119,824	1,727
*	^ EMCORE Corp.	316,051	1,722
*	MIPS Technologies, Inc.	194,518	1,710
*	Credence Systems Corp.	474,184	1,707
*	RadiSys Corp.	136,815	1,697
*	Telecommunication Systems, Inc.	333,072	1,692
*	iGATE Corp.	207,427	1,664
	Bel Fuse, Inc. Class B	48,855	1,663
*	Autobytel Inc.	388,613	1,652
*	Catapult Communications Corp.	164,955	1,636
*	GSI Group, Inc.	166,757	1,633
*	MoSys, Inc.	186,551	1,632
	^ Marchex, Inc.	99,976	1,632
*	Monolithic Power Systems	93,140	1,625
*	Rainmaker Systems, Inc.	227,208	1,615
*	Online Resources Corp.	146,867	1,613
*	^ IXYS Corp.	192,259	1,605

60

*	Art Technology Group, Inc.	601,202	1,599
*	Ditech Networks Inc.	193,789	1,587
*	^ Isilon Systems Inc.	102,428	1,579
*	LeCroy Corp.	162,394	1,578
*	Kopin Corp.	404,556	1,578
*	Packeteer, Inc.	201,779	1,576
*	Entrust, Inc.	387,553	1,573
*	Dynamics Research Corp.	119,106	1,552
*	Zygo Corp.	108,503	1,551
*	InterVoice, Inc.	185,763	1,547
*	^ Presstek, Inc.	189,822	1,517
*	Keynote Systems Inc.	92,181	1,512
*	WebMD Health Corp. Class A	31,380	1,477
*	EMS Technologies, Inc.	66,106	1,458
*	OYO Geospace Corp.	19,325	1,434
*	Photon Dynamics, Inc.	130,982	1,428
	Startek, Inc.	131,571	1,420
	TheStreet.com, Inc.	130,304	1,418
*	KVH Industries, Inc.	159,206	1,396
	Keithley Instruments Inc.	110,902	1,392
*	Network Equipment Technologies, Inc.	144,744	1,381
*	^ Lasercard Corp.	125,368	1,369
*	Neoware Systems, Inc.	100,845	1,365
*	Orbcomm, Inc.	83,041	1,363
*	Immersion Corp.	89,566	1,342
*	^ Transmeta Corp.	1,776,035	1,332
*	Vocus, Inc.	52,908	1,329
*	Interactive Intelligence Inc.	64,256	1,324
*	Globecomm Systems, Inc.	89,585	1,310
*	Ness Technologies Inc.	100,177	1,303
*	Zhone Technologies	907,386	1,302
*	Ultratech, Inc.	97,482	1,299
*	LivePerson, Inc.	238,200	1,274
*	Measurement Specialties, Inc.	53,711	1,272
*	Hypercom Corp.	214,608	1,268
*	^ iPass Inc.	233,625	1,266
*	Radiant Systems, Inc.	95,461	1,264
*	Phoenix Technologies Ltd.	147,990	1,248
*	Bell Microproducts Inc.	190,853	1,244
*	Oplink Communications, Inc.	82,736	1,241
*	Pericom Semiconductor Corp.	111,029	1,239
*	Captaris Inc.	241,131	1,235
*	^ Research Frontiers, Inc.	86,584	1,222
*	STEC Inc.	186,659	1,200
	Integral Systems, Inc.	49,161	1,195
*	EFJ, Inc.	220,192	1,187
	Richardson Electronics, Ltd.	126,945	1,174
*	PLX Technology, Inc.	105,053	1,172
*	Edgewater Technology, Inc.	148,652	1,171
*	Virage Logic Corp.	158,825	1,166
*	Techwell, Inc.	86,658	1,135
*	PC Connection, Inc.	85,329	1,130
*	^ i2 Technologies, Inc.	59,664	1,112

61

*	^ Volterra Semiconductor Corp.	77,622	1,102
*	Travelzoo, Inc.	41,370	1,100
*	Applied Digital Solutions, Inc.	802,010	1,099
*	^ RAE Systems, Inc.	473,538	1,094
*	PC-Tel, Inc.	124,897	1,093
*	PDF Solutions, Inc.	88,686	1,049
*	Hughes Communications Inc.	19,904	1,039
*	Carrier Access Corp.	221,057	1,037
*	Aware, Inc.	191,939	1,036
*	NetScout Systems, Inc.	117,356	1,017
*	Eagle Test Systems, Inc.	63,265	1,016
*	Napster, Inc.	295,542	1,005
*	TechTeam Global, Inc.	83,989	1,005
*	NMS Communications Corp.	579,115	996
*	Tollgrade Communications, Inc.	94,298	995
*	^ I.D. Systems, Inc.	76,969	991
*	Miva Inc.	151,739	986
*	Tumbleweed Communications Corp.	386,212	985
*	ActivIdentity Corp.	207,697	955
*	DDi Corp.	118,503	947
*	Planar Systems, Inc.	126,106	945
	NIC Inc.	138,071	944
	American Software, Inc. Class A	91,248	940
*	CyberOptics Corp.	69,514	936
*	Radyne Comstream Inc.	86,427	922
*	PAR Technology Corp.	107,838	918
*	Cray, Inc.	118,024	901
*	Airspan Networks Inc.	243,853	885
*	OPNET Technologies, Inc.	75,738	872
*	Endwave Corp.	76,076	870
*	Quovadx, Inc.	274,441	859
*	^ Multi-Fineline Electronix, Inc.	50,043	859
*	^ Bookham, Inc.	381,207	858
*	Synplicity, Inc.	122,249	856
*	White Electronic Designs Corp.	147,026	853
*	Ceva, Inc.	100,077	851
*	SeaChange International, Inc.	107,486	834
*	Telular Corp.	175,713	821
*	Answerthink Consulting Group, Inc.	223,796	810
*	IPG Photonics Corp.	40,200	802
*	Liquidity Services, Inc.	42,231	793
*	InFocus Corp.	349,268	779
*	Digimarc Corp.	78,864	774
*	Dot Hill Systems Corp.	211,459	761
*	Saba Software, Inc.	148,379	761
*	Sumtotal Systems Inc.	96,856	760
	^ Renaissance Learning, Inc.	56,868	748
*	Mobility Electronics, Inc.	190,934	720
*	Entertainment Distribution Company Inc.	352,161	701
*	Westell Technologies, Inc.	266,368	695
*	California Micro Devices Corp.	171,037	693
*	Visual Sciences Inc.	43,900	679
*	Performance Technologies, Inc.	147,180	665

62

*	SM&A Corp.	94,571	663
*	Merix Corp.	83,404	658
*	Calamp Corp.	159,011	657
*	Semitool, Inc.	68,171	655
	Avici Systems Inc.	82,615	620
*	Datalink Corp.	91,100	612
*	^ Telkonet, Inc.	310,398	608
*	^ American Technology Corp.	160,247	604
	Pegasystems Inc.	54,830	599
*	Ultra Clean Holdings, Inc.	42,795	598
	COMARCO, Inc.	94,210	594
*	^ Convera Corp.	135,675	592
	^ Cass Information Systems, Inc.	15,993	580
*	Web.com, Inc.	91,697	579
*	Computer Task Group, Inc.	128,949	576
*	Leadis Technology Inc.	162,544	571
*	Jupitermedia Corp.	77,170	562
*	TransAct Technologies Inc.	92,435	554
*	^ 8X8 Inc.	385,203	535
	Frequency Electronics, Inc.	50,554	533
*	BSQUARE Corp.	88,373	526
*	^ Viewpoint Corp.	463,437	519
*	FSI International, Inc.	160,134	511
*	Concurrent Computer Corp.	278,126	498
*	SRS Labs, Inc.	50,050	488
*	Verigy Ltd.	16,800	481
*	QuickLogic Corp.	176,714	472
*	ESS Technology, Inc.	273,898	455
*	Ikanos Communications, Inc.	58,917	448
*	Network Engines, Inc.	243,136	447
*	OpenTV Corp.	207,149	439
*	Ramtron International Corp.	137,152	439
	QAD Inc.	52,860	439
*	Centillium Communications, Inc.	209,443	438
*	PLATO Learning, Inc.	91,868	423
*	Applix, Inc.	24,793	408
*	^ DivX, Inc.	26,800	402
*	Hifn, Inc.	66,822	394
	Bel Fuse, Inc. Class A	10,580	391
*	Callidus Software Inc.	48,009	389
*	^ Digital Angel Corp.	238,785	382
*	^ Access Intergrated Technologies Inc.	46,018	372
*	LookSmart, Ltd.	93,624	365
*	GTSI Corp.	27,830	359
*	AsiaInfo Holdings, Inc.	36,400	353
	Printronix, Inc.	26,825	349
*	WJ Communications, Inc.	196,659	344
*	SigmaTel Inc.	117,440	341
*	Double-Take Software Inc.	20,600	338
*	Catalyst Semiconductor, Inc.	69,813	332
*	SCM Microsystems, Inc.	106,248	319
*	Silicon Graphics Inc.	11,912	316
*	AuthentiDate Holding Corp.	203,143	311

63

*	Cherokee International Corp.	62,452	309
*	Selectica, Inc.	159,990	307
*	^ FOCUS Enhancements, Inc.	285,800	294
*	Lantronix, Inc.	209,134	293
*	Kintera Inc.	125,302	282
*	Pixelworks, Inc.	185,693	273
*	^ Zix Corp.	145,555	269
*	Neon Communications Group Inc.	53,700	267
*	^ Wave Systems Corp. Class A	127,369	265
*	Wireless Telecom Group, Inc.	85,219	263
*	Nanometrics Inc.	38,340	263
*	^ Intelli-Check Inc.	46,251	258
*	ePlus Inc.	25,721	250
*	Pervasive Software Inc.	53,348	245
*	^ Mechanical Technology Inc.	192,544	243
*	Management Network Group Inc.	105,167	240
*	Analysts International Corp.	117,320	203
*	Spectrum Control, Inc.	11,900	201
*	Video Display Corp.	24,043	189
*	Evolving Systems, Inc.	83,745	189
*	Allen Organ Co.	11,462	187
*	Sunrise Telecom Inc.	58,563	186
*	^ NeoMagic Corp.	48,881	165
*	Optical Communication Products, Inc.	101,931	165
*	NYFIX, Inc.	20,000	147
*	Interlink Electronics Inc.	93,789	142
*	Overland Storage, Inc.	54,176	141
*	Innovex, Inc.	84,366	135
*	Inforte Corp.	32,123	134
*	Ampex Corp. Class A	10,131	134
*	Cosine Communications, Inc.	37,283	128
*	Intraware, Inc.	23,635	113
*	^ Verso Technologies, Inc.	114,686	95
*	Channell Commercial Corp.	19,161	84
*	GSE Systems, Inc.	10,679	70
*	^ The SCO Group, Inc.	48,329	64
*	Atari, Inc.	21,814	61
*	Pfsweb Inc.	72,063	61
*	Technology Solutions Co.	8,080	56
*	Ibis Technology Corp.	29,868	46
*	Superconductor Technologies Inc.	30,270	45
*	WorldGate Communications, Inc.	76,901	39
*	Henry Bros. Electronics, Inc.	9,700	36
*	Apogee Technology, Inc.	24,550	16
*	^ MTI Technology Corp.	25,794	9
*	ISCO International, Inc.	10,333	2
*	Media 100 Inc.	93,278	—
*	Optical Cable Corp. Warrants Exp. 10/24/07	796	—
			15,585,378
Materials (3.6%)
	E.I. du Pont de Nemours & Co.	5,443,111	276,728
	Dow Chemical Co.	5,649,829	249,835
	Monsanto Co.	3,201,240	216,212

64

	Alcoa Inc.	5,121,467	207,573
	Freeport-McMoRan Copper & Gold, Inc. Class B	2,211,435	183,151
	Praxair, Inc.	1,902,316	136,948
	Nucor Corp.	1,780,633	104,434
	Newmont Mining Corp. (Holding Co.)	2,655,856	103,738
	Air Products & Chemicals, Inc.	1,275,085	102,479
	International Paper Co.	2,546,315	99,434
	Weyerhaeuser Co.	1,243,527	98,152
	United States Steel Corp.	698,262	75,936
	PPG Industries, Inc.	966,039	73,525
	Vulcan Materials Co.	559,931	64,134
	Allegheny Technologies Inc.	534,718	56,081
	Lyondell Chemical Co.	1,320,526	49,018
	Ecolab, Inc.	1,110,390	47,414
	Rohm & Haas Co.	837,188	45,777
	Martin Marietta Materials, Inc.	266,348	43,154
	Temple-Inland Inc.	620,467	38,177
	MeadWestvaco Corp.	1,068,538	37,741
*	The Mosaic Co.	907,565	35,413
*	Domtar Corp.	3,060,885	34,159
	Sigma-Aldrich Corp.	779,016	33,241
	Celanese Corp. Series A	835,027	32,382
*	Owens-Illinois, Inc.	907,220	31,753
	Eastman Chemical Co.	493,392	31,740
	Sealed Air Corp.	950,823	29,495
	Ball Corp.	547,110	29,090
	Lubrizol Corp.	406,232	26,222
*	Pactiv Corp.	784,421	25,015
	International Flavors & Fragrances, Inc.	477,013	24,871
*	AK Steel Holding Corp.	651,709	24,354
*	Crown Holdings, Inc.	962,377	24,031
	Sonoco Products Co.	559,138	23,937
	Nalco Holding Co.	844,644	23,185
	Reliance Steel & Aluminum Co.	401,813	22,606
	Steel Dynamics, Inc.	538,272	22,559
	Commercial Metals Co.	663,679	22,412
	Ashland, Inc.	332,321	21,252
	Bemis Co., Inc.	617,942	20,503
*	Smurfit-Stone Container Corp.	1,501,803	19,989
	Airgas, Inc.	414,190	19,840
	Florida Rock Industries, Inc.	291,695	19,689
	Chaparral Steel Co.	273,019	19,622
	FMC Corp.	215,346	19,250
	Cleveland-Cliffs Inc.	243,735	18,931
	Carpenter Technology Corp.	143,524	18,703
	Albemarle Corp.	477,152	18,385
	Cabot Corp.	375,959	17,926
	CF Industries Holdings, Inc.	293,013	17,549
	Cytec Industries, Inc.	267,798	17,077
	RPM International, Inc.	703,268	16,253
	Valspar Corp.	569,256	16,173
	Chemtura Corp.	1,423,569	15,816
*	Titanium Metals Corp.	476,416	15,198

65

	Huntsman Corp.	588,738	14,312
	Eagle Materials, Inc.	285,705	14,014
*	Terra Industries, Inc.	548,278	13,937
	AptarGroup Inc.	386,553	13,746
*	Hercules, Inc.	637,723	12,531
	Packaging Corp. of America	493,960	12,502
	Scotts Miracle-Gro Co.	277,045	11,896
	Louisiana-Pacific Corp.	616,646	11,667
	Texas Industries, Inc.	141,692	11,110
	Quanex Corp.	219,092	10,670
	H.B. Fuller Co.	352,837	10,546
*	Century Aluminum Co.	188,227	10,283
*	RTI International Metals, Inc.	134,847	10,163
*	^ W.R. Grace & Co.	404,169	9,898
*	OM Group, Inc.	174,015	9,209
	Olin Corp.	434,079	9,116
	Worthington Industries, Inc.	420,610	9,106
	Minerals Technologies, Inc.	124,642	8,345
	^ Bowater Inc.	331,801	8,278
	Greif Inc. Class A	137,821	8,216
	Silgan Holdings, Inc.	144,407	7,983
*	Hecla Mining Co.	821,360	7,014
	Metal Management, Inc.	157,788	6,954
	Compass Minerals International, Inc.	200,177	6,938
*	Apex Silver Mines Ltd.	316,683	6,391
	Schnitzer Steel Industries, Inc. Class A	131,265	6,293
	Rock-Tenn Co.	196,630	6,237
	Sensient Technologies Corp.	245,333	6,229
*	^ Coeur d’Alene Mines Corp.	1,722,764	6,185
*	^ Zoltek Cos., Inc.	143,403	5,956
	Spartech Corp.	214,036	5,683
*	Brush Engineered Materials Inc.	135,116	5,674
	Ferro Corp.	215,540	5,373
*	Kaiser Aluminum Corp.	73,686	5,370
	Arch Chemicals, Inc.	152,282	5,351
	Ryerson Tull, Inc.	128,475	4,837
*	PolyOne Corp.	652,169	4,689
*	Rockwood Holdings, Inc.	124,083	4,535
	Neenah Paper Inc.	107,278	4,426
*	Headwaters Inc.	250,153	4,320
	^ Georgia Gulf Corp.	228,918	4,146
	Royal Gold, Inc.	165,295	3,929
	NewMarket Corp.	80,226	3,881
	AMCOL International Corp.	134,629	3,677
	Glatfelter	269,499	3,662
	Innospec, Inc.	58,848	3,484
	Koppers Holdings, Inc.	102,679	3,458
	Myers Industries, Inc.	152,223	3,366
*	Stillwater Mining Co.	300,166	3,305
	Wausau Paper Corp.	242,131	3,245
	Deltic Timber Corp.	54,578	2,992
	Penford Corp.	106,420	2,904
	A. Schulman Inc.	117,391	2,856

66

	Gibraltar Industries Inc.	123,662	2,739
	A.M. Castle & Co.	75,700	2,718
*	Buckeye Technology, Inc.	174,346	2,697
	Schweitzer-Mauduit International, Inc.	84,222	2,611
*	^ Calgon Carbon Corp.	216,444	2,511
*	Graphic Packaging Corp.	518,305	2,509
	Westlake Chemical Corp.	87,559	2,462
*	Omnova Solutions Inc.	405,591	2,454
*	Pioneer Cos., Inc.	70,841	2,435
*	Symyx Technologies, Inc.	208,156	2,396
*	^ Altair Nanotechnology	650,493	2,303
	Tronox Inc. Class B	152,929	2,149
*	Wheeling-Pittsburgh Corp.	104,880	1,996
	Olympic Steel, Inc.	63,426	1,818
	Chesapeake Corp. of Virginia	127,380	1,601
*	Flotek Industries, Inc.	26,300	1,577
*	AEP Industries, Inc.	34,893	1,571
	Great Northern Iron Ore	13,040	1,520
*	Northwest Pipe Co.	42,497	1,512
*	Universal Stainless & Alloy Products, Inc.	41,982	1,479
	Balchem Corp.	78,624	1,429
*	U.S. Concrete, Inc.	161,962	1,407
	Tronox Inc.	96,287	1,385
*	Landec Corp.	102,201	1,369
	Quaker Chemical Corp.	53,275	1,257
	NN, Inc.	97,647	1,152
*	Maxxam Inc.	39,544	1,112
	^ American Vanguard Corp.	74,464	1,066
*	^ U.S. Energy Corp.	170,100	915
	Stepan Co.	29,153	883
*	American Pacific Corp.	57,531	880
*	Mercer International Inc.	83,467	851
	NL Industries, Inc.	83,794	840
	Hawkins, Inc.	53,259	823
*	Constar International Inc.	131,691	810
*	Material Sciences Corp.	65,328	770
*	Webco Industries, Inc.	7,450	719
*	^ Nonophase Technologies Corp.	114,887	700
*	Caraustar Industries, Inc.	123,736	650
	Wellman, Inc.	161,956	492
*	Claymont Steel Holdings	22,000	471
*	^ Pope & Talbot, Inc.	88,809	353
*	ICO, Inc.	30,100	318
*	Atlantis Plastics, Inc. Class A	73,209	296
*	Peak International Ltd.	36,400	103
*	Continental Materials Corp.	3,500	102
*	Rock of Ages Corp.	17,800	89
*	Canyon Resources Corp.	7,000	4
*	General Chemical Group Inc.	17,001	—
			3,563,454
Telecommunication Services (3.5%)
	AT&T Inc.	36,776,217	1,526,213
	Verizon Communications Inc.	17,150,954	706,105

67

	Sprint Nextel Corp.	16,358,641	338,787
	Alltel Corp.	2,122,107	143,348
*	American Tower Corp. Class A	2,507,295	105,306
*	Qwest Communications International Inc.	9,352,999	90,724
*	NII Holdings Inc.	859,793	69,420
	Embarq Corp.	881,616	55,868
*	Crown Castle International Corp.	1,539,201	55,827
	Windstream Corp.	2,812,134	41,507
*	Level 3 Communications, Inc.	6,526,882	38,182
	CenturyTel, Inc.	643,033	31,541
	Citizens Communications Co.	1,999,240	30,528
*	Leap Wireless International, Inc.	320,019	27,042
	Telephone & Data Systems, Inc.	366,976	22,962
*	SBA Communications Corp.	556,444	18,691
*	Time Warner Telecom Inc.	712,463	14,321
	Telephone & Data Systems, Inc.–Special Common Shares	243,421	14,009
*	NeuStar, Inc. Class A	391,506	11,342
*	Dobson Communications Corp.	898,355	9,981
*	U.S. Cellular Corp.	96,326	8,727
*	Cincinnati Bell Inc.	1,465,210	8,469
*	Cogent Communications Group, Inc.	276,263	8,252
*	Premiere Global Services, Inc.	470,188	6,122
	NTELOS Holdings Corp.	179,317	4,956
*	Cbeyond Inc.	119,203	4,591
	CT Communications, Inc.	148,730	4,538
	Iowa Telecommunications Services Inc.	197,439	4,488
	USA Mobility, Inc.	144,395	3,864
*	General Communication, Inc.	283,119	3,627
	FairPoint Communications, Inc.	193,178	3,429
	Alaska Communications Systems Holdings, Inc.	211,889	3,356
	IDT Corp. Class B	302,737	3,124
*	Centennial Communications Corp. Class A	309,274	2,935
*	Rural Cellular Corp. Class A	63,850	2,797
*	^ Vonage Holdings Corp.	831,542	2,586
	Consolidated Communications Holdings, Inc.	104,320	2,358
	^ iPCS, Inc.	67,240	2,277
*	Global Crossing Ltd.	113,128	2,136
	Surewest Communications	76,814	2,092
	Shenandoah Telecommunications Co.	40,789	2,073
	North Pittsburgh Systems, Inc.	80,761	1,716
	Atlantic Tele-Network, Inc.	55,478	1,589
*	^ Covad Communications Group, Inc.	1,693,095	1,524
*	Echelon Telecom, Inc.	51,255	1,517
*	PAETEC Holding Corp.	131,312	1,483
	Golden Telecom, Inc.	24,698	1,359
*	^ Fibertower Corp.	305,693	1,324
*	Arbinet Holdings, Inc.	214,478	1,293
*	Syniverse Holdings Inc.	100,212	1,289
*	LCC International, Inc. Class A	232,417	1,027
	D&E Communications, Inc.	55,205	1,012
	Hickory Tech Corp.	88,380	804
	Warwick Valley Telephone Co.	60,411	785
	IDT Corp.	64,834	652

68

*	Wireless Facilities, Inc.	255,179	429
*	^ InPhonic, Inc.	35,787	167
*	Boston Communications Group, Inc.	72,933	127
*	Covista Communications, Inc.	71,737	62
*	Metro One Telecommunications, Inc.	27,606	59
*	ITC^DeltaCom, Inc.	888	5
*	Pac-West Telecom, Inc.	81,319	2
*	Trinsic Inc.	4,344	—
			3,456,726
Utilities (3.7%)
	Exelon Corp.	3,947,241	286,570
	Dominion Resources, Inc.	2,083,698	179,844
	TXU Corp.	2,570,127	172,970
	Southern Co.	4,410,051	151,221
	Duke Energy Corp.	7,395,389	135,336
	Public Service Enterprise Group, Inc.	1,489,425	130,742
	FPL Group, Inc.	2,269,679	128,782
	Entergy Corp.	1,194,304	128,209
	FirstEnergy Corp.	1,796,379	116,280
	PPL Corp.	2,248,466	105,206
	American Electric Power Co., Inc.	2,331,274	105,001
	Edison International	1,823,346	102,326
	PG&E Corp.	2,101,739	95,209
	Constellation Energy Group, Inc.	1,064,694	92,809
	Sempra Energy	1,471,994	87,186
*	AES Corp.	3,914,599	85,651
	Consolidated Edison Inc.	1,594,215	71,931
	Progress Energy, Inc.	1,432,971	65,329
*	Mirant Corp.	1,508,592	64,341
	Ameren Corp.	1,217,979	59,693
*	NRG Energy, Inc.	1,370,376	56,967
	Questar Corp.	1,012,768	53,525
	DTE Energy Co.	1,048,712	50,569
*	Allegheny Energy, Inc.	973,932	50,391
	Xcel Energy, Inc.	2,403,055	49,191
*	Reliant Energy, Inc.	1,818,209	49,001
	KeySpan Corp.	1,035,309	43,462
	Equitable Resources, Inc.	680,952	33,748
	NiSource, Inc.	1,615,413	33,455
	Pepco Holdings, Inc.	1,129,314	31,847
	ONEOK, Inc.	618,052	31,156
	Wisconsin Energy Corp.	690,237	30,529
	CenterPoint Energy Inc.	1,752,029	30,485
*	Dynegy, Inc.	2,906,688	27,439
	MDU Resources Group, Inc.	962,863	26,999
	Alliant Energy Corp.	684,330	26,586
	Northeast Utilities	910,534	25,823
	SCANA Corp.	653,306	25,015
	Energy East Corp.	927,453	24,197
	Pinnacle West Capital Corp.	590,237	23,521
*	Sierra Pacific Resources	1,305,020	22,916
	CMS Energy Corp.	1,313,841	22,598
	Integrys Energy Group, Inc.	441,214	22,383

69

	Energen Corp.	406,270	22,320
	TECO Energy, Inc.	1,234,932	21,216
	NSTAR	629,169	20,417
	National Fuel Gas Co.	467,695	20,256
	OGE Energy Corp.	537,273	19,691
	Southern Union Co.	600,389	19,567
	DPL Inc.	667,905	18,928
	AGL Resources Inc.	458,755	18,570
	^ Aqua America, Inc.	781,346	17,572
	UGI Corp. Holding Co.	623,916	17,020
	Puget Energy, Inc.	687,843	16,632
	Atmos Energy Corp.	515,713	15,502
	Great Plains Energy, Inc.	473,450	13,787
	Westar Energy, Inc.	516,881	12,550
	PNM Resources Inc.	450,089	12,508
	Vectren Corp.	449,565	12,107
	Hawaiian Electric Industries Inc.	480,390	11,380
	Nicor Inc.	264,758	11,363
	^ Piedmont Natural Gas, Inc.	446,861	11,015
	Portland General Electric Co.	369,627	10,143
	ITC Holdings Corp.	238,625	9,695
	WGL Holdings Inc.	288,390	9,413
*	Aquila, Inc.	2,215,080	9,060
	New Jersey Resources Corp.	164,683	8,402
	Cleco Corp.	341,787	8,374
	Southwest Gas Corp.	244,651	8,272
	IDACORP, Inc.	253,484	8,122
	Black Hills Corp.	198,404	7,887
	ALLETE, Inc.	161,700	7,608
	Northwest Natural Gas Co.	160,980	7,436
	UniSource Energy Corp.	219,641	7,224
	NorthWestern Corp.	209,205	6,655
*	El Paso Electric Co.	269,447	6,618
	Avista Corp.	301,085	6,488
	South Jersey Industries, Inc.	178,274	6,307
	Otter Tail Corp.	152,285	4,884
	UIL Holdings Corp.	139,591	4,620
	^ California Water Service Group	121,725	4,563
	American States Water Co.	125,242	4,455
	Empire District Electric Co.	176,655	3,952
	SJW Corp.	107,719	3,587
	The Laclede Group, Inc.	112,059	3,572
	CH Energy Group, Inc.	77,493	3,485
	^ Ormat Technologies Inc.	83,847	3,159
	MGE Energy, Inc.	90,559	2,959
	EnergySouth, Inc.	56,470	2,880
	Central Vermont Public Service Corp.	75,563	2,847
	Southwest Water Co.	170,713	2,180
	Consolidated Water Co., Ltd.	67,888	1,990
	Connecticut Water Services, Inc.	77,395	1,886
	Cascade Natural Gas Corp.	64,307	1,698
	Chesapeake Utilities Corp.	46,644	1,598
	Middlesex Water Co.	63,640	1,223

70

The York Water Co.	61,505	1,092
* Cadiz Inc.	39,595	890
* SEMCO Energy, Inc.	91,950	714
* Maine & Maritimes Corp.	19,154	514
Unitil Corp.	10,352	282
		3,655,574
Total Common Stocks (Cost $75,147,784)		99,297,875
Temporary Cash Investments (2.0%)[1]
Money Market Fund (2.0%)
[2] Vanguard Market Liquidity Fund, 5.281%	1,230,484,261	1,230,484
[2] Vanguard Market Liquidity Fund, 5.281%	738,927,702	738,928
		1,969,412
	Face
	Amount
	($000)
U.S. Agency Obligation (0.0%)
[3] Federal Home Loan Mortgage Corp.
[4] 5.197%, 7/9/07	25,000	24,975
Total Temporary Cash Investments (Cost $1,994,383)		1,994,387
Total Investments (101.4%) (Cost $77,142,167)		101,292,262
Other Assets and Liabilities (–1.4%)		(1,350,588)
Net Assets (100%)		99,941,674

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.4%, respectively, of net assets. See Note C in Notes to Financial Statements.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4  Securities with a value of $24,975,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

71

© 2007 Vanguard Group. Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SNA852 082007

Item 2: Not Applicable

Item 3: Not Applicable

Item 4: Not Applicable

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable.

Item 11: Controls and Procedures

        (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

        (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant‘s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

        Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 13, 2007

VANGUARD INDEX FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 13, 2007

*By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.